UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 to March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2012

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2012

Barclays Capital Aggregate Bond Index Portfolio	MSF-1
Baillie Gifford International Stock Portfolio	MSF-13
BlackRock Aggressive Growth Portfolio	MSF-16
BlackRock Bond Income Portfolio	MSF-19
BlackRock Diversified Portfolio	MSF-32
BlackRock Large Cap Value Portfolio	MSF-47
BlackRock Legacy Large Cap Growth Portfolio	MSF-50
BlackRock Money Market Portfolio	MSF-53
Davis Venture Value Portfolio	MSF-56
FI Value Leaders Portfolio	MSF-61
Jennison Growth Portfolio	MSF-64
Lord Abbett Mid Cap Value Portfolio	MSF-67
Loomis Sayles Small Cap Core Portfolio	MSF-71
Loomis Sayles Small Cap Growth Portfolio	MSF-76
Met/Artisan Mid Cap Value Portfolio	MSF-79
Met/Dimensional International Small Company Portfolio	MSF-82
MetLife Conservative Allocation Portfolio	MSF-120
MetLife Conservative to Moderate Allocation Portfolio	MSF-122
MetLife Mid Cap Stock Index Portfolio	MSF-125
MetLife Moderate Allocation Portfolio	MSF-132
MetLife Moderate to Aggressive Allocation Portfolio	MSF-135
MetLife Stock Index Portfolio	MSF-138
MFS Total Return Portfolio	MSF-146
MFS Value Portfolio	MSF-157
Morgan Stanley EAFE Index Portfolio	MSF-161
Neuberger Berman Genesis Portfolio	MSF-171
Oppenheimer Global Equity Portfolio	MSF-174
Russell 2000 Index Portfolio	MSF-177
T. Rowe Price Large Cap Growth Portfolio	MSF-195
T. Rowe Price Small Cap Growth Portfolio	MSF-200
Van Eck Global Natural Resources Portfolio	MSF-206
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-208
Western Asset Management U.S. Government Portfolio	MSF-223
Zenith Equity Portfolio	MSF-229
Notes to Schedule of Investments	MSF-231

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—71.7% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—30.9%
Fannie Mae 15 Yr. Pool 3.500%, 02/01/26	$6,138,919	$6,448,357
3.500%, 03/01/26	2,635,614	2,768,465
4.000%, 04/01/19	671,173	713,721
4.000%, 05/01/19	1,178,066	1,252,748
4.000%, 01/01/20	914,054	972,678
4.000%, 06/01/24	2,152,288	2,279,741
4.000%, 08/01/25	3,319,816	3,518,260
4.500%, 07/01/18	1,455,860	1,560,049
4.500%, 05/01/19	436,372	468,162
4.500%, 08/01/24	2,315,837	2,481,080
4.500%, 06/01/25	3,351,236	3,592,846
5.000%, 06/01/18	355,327	384,056
5.000%, 01/01/19	724,570	785,052
5.000%, 02/01/20	857,824	930,294
5.000%, 01/01/22	1,103,605	1,196,873
5.000%, 02/01/24	3,008,316	3,257,455
5.500%, 11/01/17	298,713	325,456
5.500%, 02/01/18	143,783	156,715
5.500%, 04/01/18	1,003,257	1,093,494
6.000%, 09/01/13	82,980	89,604
6.000%, 10/01/13	52,557	56,753
6.000%, 03/01/14	13,347	14,412
6.000%, 06/01/14	3,129	3,378
6.000%, 07/01/14	18,593	20,077
6.000%, 09/01/14	5,973	6,449
6.000%, 09/01/17	387,944	418,770
6.500%, 01/01/13	1,338	1,352
6.500%, 04/01/13	118	122
6.500%, 06/01/13	7,832	8,092
6.500%, 07/01/13	77	80
6.500%, 06/01/14	4,039	4,266
6.500%, 04/01/17	1,118,407	1,214,458
7.000%, 02/01/14	902	903
7.500%, 08/01/15	7,051	7,488
Fannie Mae 20 Yr. Pool 3.500%, 04/01/32	3,860,000	4,026,135
4.000%, 02/01/31	2,633,147	2,799,146
4.500%, 08/01/30	2,094,521	2,227,105
5.000%, 02/01/24	750,441	821,376
5.000%, 09/01/25	757,723	824,563
5.500%, 07/01/23	477,329	524,291
5.500%, 01/01/24	280,723	308,342
5.500%, 07/01/24	842,733	925,024
7.000%, 10/01/21	38,681	44,461
Fannie Mae 30 Yr. Pool 3.500%, 12/01/40	4,918,550	5,055,285
3.500%, 04/01/42	5,375,000	5,526,253
4.000%, 08/01/39	3,389,423	3,553,281
4.000%, 09/01/39	3,364,718	3,527,382
4.000%, 06/01/40	3,936,718	4,129,116
4.000%, 09/01/40	3,189,645	3,345,532
4.000%, 12/01/40	12,308,916	12,910,487
4.000%, 01/01/41	5,120,643	5,375,041
4.000%, 02/01/42	3,750,015	3,936,079
4.500%, 08/01/33	777,465	827,173
4.500%, 10/01/33	1,221,405	1,299,496
4.500%, 04/01/34	841,606	895,419

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 01/01/39	$2,172,192	$2,307,008
4.500%, 07/01/39	5,188,195	5,514,694
4.500%, 09/01/39	9,574,789	10,177,342
4.500%, 10/01/39	3,186,075	3,386,579
4.500%, 05/01/40	3,902,103	4,154,726
4.500%, 10/01/40	5,053,975	5,381,169
4.500%, 12/01/40	4,636,663	4,936,840
4.500%, 04/01/41	6,252,065	6,667,051
4.500%, 05/01/41	3,190,628	3,402,408
5.000%, 07/01/33	800,452	864,457
5.000%, 08/01/33	1,474,241	1,592,122
5.000%, 09/01/33	1,032,589	1,115,156
5.000%, 10/01/33	5,373,453	5,803,118
5.000%, 03/01/34	1,145,500	1,237,095
5.000%, 04/01/34	2,656,124	2,868,752
5.000%, 05/01/34	610,757	659,698
5.000%, 09/01/34	1,272,737	1,374,723
5.000%, 02/01/35	1,527,316	1,649,702
5.000%, 04/01/35	1,050,142	1,133,982
5.000%, 05/01/35	386,396	417,244
5.000%, 11/01/35	1,038,996	1,121,946
5.000%, 03/01/36	3,439,731	3,714,348
5.000%, 07/01/37	3,316,393	3,578,911
5.000%, 01/01/39	3,656,580	3,943,942
5.000%, 04/01/40	5,864,423	6,371,395
5.500%, 07/01/25 (a)	733,868	802,779
5.500%, 10/01/32	243,502	266,066
5.500%, 02/01/33	627,367	685,661
5.500%, 03/01/33	1,562,766	1,707,976
5.500%, 05/01/33	3,015,563	3,295,765
5.500%, 08/01/33	2,286,209	2,498,640
5.500%, 10/01/33	282,290	308,520
5.500%, 12/01/33	2,508,417	2,741,495
5.500%, 02/01/34	1,282,524	1,401,232
5.500%, 03/01/34	629,794	688,087
5.500%, 04/01/34	391,569	427,812
5.500%, 06/01/34	884,298	966,147
5.500%, 09/01/34	995,524	1,087,668
5.500%, 12/01/34	2,624,067	2,866,945
5.500%, 01/01/35	789,648	862,737
5.500%, 02/01/35	1,678,669	1,834,043
5.500%, 04/01/35	1,020,572	1,114,122
5.500%, 06/01/35	3,360,674	3,668,726
5.500%, 01/01/37	2,407,827	2,621,141
5.500%, 05/01/37	1,040,268	1,132,427
5.500%, 05/01/38	1,484,732	1,616,014
5.500%, 06/01/38	1,300,683	1,415,691
5.500%, 07/01/38	1,771,420	1,928,051
6.000%, 08/01/28	4,968	5,537
6.000%, 11/01/28	3,386	3,774
6.000%, 12/01/28	3,731	4,158
6.000%, 06/01/31	81,233	90,492
6.000%, 09/01/32	372,648	415,133
6.000%, 01/01/33	138,110	153,856
6.000%, 02/01/33	273,476	304,778
6.000%, 03/01/33	212,013	236,280
6.000%, 04/01/33	537,741	599,291

MSF-1

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 05/01/33	$769,793	$857,904
6.000%, 05/01/34	1,398,503	1,557,698
6.000%, 09/01/34	701,392	781,233
6.000%, 11/01/34	1,568,588	1,747,144
6.000%, 01/01/35	577,360	639,520
6.000%, 07/01/36	780,332	859,549
6.000%, 09/01/36	1,155,630	1,272,946
6.000%, 07/01/37	1,553,343	1,711,139
6.000%, 08/01/37	1,876,963	2,067,634
6.000%, 09/01/37	3,884,527	4,279,138
6.000%, 10/01/37	2,097,893	2,311,008
6.000%, 12/01/38	1,933,226	2,129,171
6.500%, 05/01/28	154,820	176,703
6.500%, 12/01/28	612,380	698,935
6.500%, 03/01/29	15,181	17,325
6.500%, 04/01/29	67,101	76,577
6.500%, 05/01/29	12,579	14,355
6.500%, 08/01/29	2,311	2,638
6.500%, 05/01/30	63,078	71,985
6.500%, 09/01/31	21,910	24,891
6.500%, 02/01/32	8,428	9,831
6.500%, 06/01/32	96,635	109,803
6.500%, 09/01/33	27,592	31,372
6.500%, 10/01/33	298,945	339,908
6.500%, 10/01/34	897,965	1,021,007
6.500%, 10/01/37	1,026,290	1,148,200
7.000%, 06/01/26	1,278	1,470
7.000%, 06/01/28	35,826	41,767
7.000%, 10/01/29	25,938	30,242
7.000%, 12/01/29	4,315	5,031
7.000%, 01/01/32	140,206	163,479
7.000%, 04/01/32	48,190	56,058
7.000%, 06/01/32	164,174	190,979
7.000%, 10/01/37	795,756	909,593
7.500%, 09/01/25	10,678	12,537
7.500%, 06/01/26	13,131	15,484
7.500%, 09/01/27	1,163	1,340
7.500%, 11/01/27	216	249
7.500%, 08/01/28	449	459
7.500%, 07/01/29	28,534	32,874
7.500%, 10/01/29	11,634	13,409
8.000%, 10/01/26	532	575
8.000%, 11/01/29	442	535
8.000%, 05/01/30	34,628	39,465
8.000%, 11/01/30	8,381	9,552
8.000%, 01/01/31	10,529	12,000
8.000%, 02/01/31	15,020	17,118
Fannie Mae ARM Pool 2.799%, 02/01/42 (a)	4,796,932	4,988,501
3.132%, 10/01/41 (a)	2,877,061	2,989,914
3.483%, 05/01/41 (a)	4,041,071	4,256,581
5.178%, 11/01/36 (a)	599,396	643,562
Freddie Mac 15 Yr. Gold Pool 3.500%, 12/01/25	4,361,720	4,566,351
3.500%, 05/01/26	2,622,386	2,747,338
4.000%, 06/01/19	780,317	826,980
4.000%, 05/01/25	4,111,582	4,343,269

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 4.000%, 08/01/25	$2,511,163	$2,652,667
4.000%, 10/01/25	1,828,519	1,931,556
4.500%, 09/01/18	936,775	999,767
4.500%, 10/01/18	1,666,938	1,779,027
4.500%, 04/01/19	1,532,485	1,639,194
4.500%, 06/01/19	926,084	990,569
4.500%, 08/01/19	272,742	291,734
5.000%, 05/01/18	2,185,972	2,353,146
5.000%, 12/01/18	524,287	564,382
5.000%, 06/01/19	882,958	953,884
5.500%, 11/01/17	229,157	248,235
5.500%, 01/01/24	1,959,684	2,123,163
6.000%, 04/01/16	14,967	16,064
6.000%, 05/01/17	224,292	241,271
7.000%, 12/01/15	5,294	5,678
7.500%, 03/01/16	19,621	21,170
Freddie Mac 20 Yr. Gold Pool 4.000%, 01/01/31	2,676,153	2,844,499
4.000%, 08/01/31	2,678,355	2,846,840
4.500%, 05/01/29	1,404,439	1,487,884
5.000%, 03/01/27	697,718	737,405
Freddie Mac 30 Yr. Gold Pool 3.500%, 01/01/42	3,374,873	3,461,405
3.500%, 03/01/42	2,925,000	2,997,210
4.000%, 06/01/39	4,178,631	4,369,370
4.000%, 12/01/39	3,980,465	4,162,158
4.000%, 11/01/40	4,454,921	4,663,317
4.000%, 04/01/41	3,335,657	3,494,078
4.000%, 09/01/41	3,815,336	3,996,539
4.500%, 10/01/35	1,991,808	2,112,998
4.500%, 10/01/35 (a)	843,475	894,796
4.500%, 02/01/39	3,048,708	3,230,796
4.500%, 03/01/39	3,137,808	3,325,217
4.500%, 04/01/39	3,886,935	4,119,087
4.500%, 09/01/39	3,019,941	3,200,310
4.500%, 11/01/39	3,034,659	3,215,907
4.500%, 01/01/40	2,393,660	2,540,629
4.500%, 05/01/40	3,513,790	3,729,535
4.500%, 11/01/40	3,150,075	3,343,488
4.500%, 02/01/41	2,479,414	2,636,928
4.500%, 06/01/41	2,108,961	2,242,941
5.000%, 10/01/33	1,603,226	1,728,273
5.000%, 03/01/34	532,672	574,022
5.000%, 08/01/35	3,304,263	3,560,000
5.000%, 09/01/35	1,568,720	1,690,133
5.000%, 10/01/35	1,400,654	1,509,059
5.000%, 01/01/36	2,498,354	2,691,717
5.000%, 04/01/38	2,675,111	2,877,073
5.000%, 11/01/39	4,753,027	5,129,277
5.000%, 05/01/40	6,761,826	7,328,030
5.500%, 05/01/29	111,272	121,329
5.500%, 06/01/34	1,833,236	1,998,926
5.500%, 10/01/35	1,372,011	1,495,199
5.500%, 12/01/35	2,900,147	3,160,541
5.500%, 01/01/36	2,860,043	3,116,837
5.500%, 12/01/37	2,336,299	2,539,482
5.500%, 04/01/38	1,986,983	2,158,346

MSF-2

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 07/01/38	$1,931,263	$2,097,820
5.500%, 08/01/38	3,305,751	3,590,848
6.000%, 11/01/28	27,149	30,352
6.000%, 12/01/28	21,790	24,361
6.000%, 02/01/29	57,681	64,493
6.000%, 04/01/29	15,858	17,730
6.000%, 05/01/29	2,312	2,586
6.000%, 06/01/31	6,689	7,478
6.000%, 07/01/31	2,961	3,310
6.000%, 08/01/31	51,270	57,321
6.000%, 09/01/31	155,093	173,399
6.000%, 04/01/32	392,202	438,408
6.000%, 11/01/32	105,429	117,850
6.000%, 06/01/34	639,726	713,514
6.000%, 11/01/35	446,076	496,393
6.000%, 02/01/36	1,003,868	1,106,381
6.000%, 08/01/36	989,977	1,091,072
6.000%, 10/01/36	1,439,905	1,586,944
6.000%, 11/01/36	1,000,713	1,102,903
6.000%, 01/01/37	1,403,093	1,546,373
6.000%, 02/01/38	1,377,736	1,518,095
6.000%, 04/01/40	2,752,905	3,033,361
6.500%, 10/01/29	33,666	38,278
6.500%, 02/01/30	19,106	21,724
6.500%, 08/01/31	31,103	35,207
6.500%, 10/01/31	18,078	20,463
6.500%, 11/01/31	68,090	77,073
6.500%, 03/01/32	1,070,060	1,211,274
6.500%, 04/01/32	943,053	1,067,506
6.500%, 09/01/36	1,792,822	2,004,057
6.500%, 11/01/37	3,754,737	4,196,873
7.000%, 12/01/27	3,738	4,295
7.000%, 11/01/28	9,890	11,370
7.000%, 04/01/29	9,649	11,069
7.000%, 05/01/29	2,532	2,905
7.000%, 06/01/29	16,471	18,894
7.000%, 07/01/29	5,839	6,698
7.000%, 01/01/31	116,129	133,224
7.000%, 12/01/31	47,315	54,280
7.500%, 08/01/24	36,397	38,649
7.500%, 10/01/27	25,317	30,000
7.500%, 10/01/29	35,213	40,507
7.500%, 05/01/30	17,779	20,460
8.000%, 02/01/27	8,699	10,430
8.000%, 10/01/28	15,135	18,095
Freddie Mac ARM Non-Gold Pool 3.675%, 11/01/39 (a)	3,188,391	3,352,134
Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/20	914,804	1,003,461
5.000%, 01/15/21	827,371	907,119
Ginnie Mae I 30 Yr. Pool 3.500%, 03/15/42	3,840,000	4,009,568
4.000%, 07/15/39	2,710,642	2,915,869
4.000%, 03/15/41	2,796,804	3,004,984
4.000%, 10/15/41	6,016,278	6,464,099
4.500%, 01/15/39	2,336,145	2,543,770
4.500%, 04/15/39	5,483,406	5,970,746

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 4.500%, 05/15/39	$5,545,763	$6,038,644
4.500%, 08/15/39	3,061,931	3,334,061
4.500%, 01/15/40	3,843,657	4,192,245
4.500%, 04/15/40	4,218,362	4,600,932
4.500%, 02/15/41	2,719,357	2,964,417
4.500%, 04/15/41	3,155,911	3,440,312
5.000%, 12/15/35	1,191,340	1,318,083
5.000%, 12/15/36	1,128,801	1,247,283
5.000%, 02/15/39	1,989,850	2,198,644
5.000%, 08/15/39	6,216,280	6,868,554
5.000%, 09/15/39	1,501,294	1,658,825
5.000%, 12/15/39	2,456,614	2,714,387
5.000%, 05/15/40	4,965,384	5,496,579
5.500%, 03/15/36	1,323,746	1,477,539
5.500%, 01/15/37	2,175,614	2,429,350
5.500%, 11/15/37	1,737,755	1,940,424
5.500%, 09/15/38	1,706,125	1,904,857
5.500%, 08/15/39	4,805,005	5,369,191
6.000%, 01/15/29	14,732	16,858
6.000%, 01/15/33	538,370	613,630
6.000%, 03/15/35	668,104	756,472
6.000%, 12/15/35	642,067	726,991
6.000%, 06/15/36	976,216	1,102,271
6.000%, 09/15/36	1,211,436	1,367,863
6.000%, 07/15/38	3,402,314	3,841,793
6.500%, 05/15/23	5,352	6,330
6.500%, 02/15/27	74,862	85,931
6.500%, 07/15/28	19,016	22,338
6.500%, 08/15/28	25,365	29,797
6.500%, 11/15/28	18,889	22,189
6.500%, 12/15/28	12,513	14,699
6.500%, 07/15/29	5,117	6,002
6.500%, 07/15/32	24,523	28,538
6.500%, 05/15/36	461,699	531,995
7.000%, 01/15/28	4,343	5,128
7.000%, 04/15/28	3,835	4,529
7.000%, 05/15/28	26,223	30,963
7.000%, 06/15/28	13,758	16,245
7.000%, 10/15/28	11,461	13,532
7.000%, 06/15/29	2,337	2,759
7.000%, 09/15/29	23,569	27,824
7.000%, 01/15/31	1,513	1,786
7.000%, 03/15/31	31,780	37,529
7.000%, 07/15/31	932,576	1,101,251
7.000%, 08/15/31	143,403	169,341
7.000%, 02/15/32	94,166	110,326
7.000%, 07/15/32	58,232	68,225
7.500%, 08/15/29	25,070	26,308
7.500%, 04/15/30	9,447	9,738
8.000%, 08/15/26	5,074	6,088
8.000%, 09/15/26	5,532	6,640
8.000%, 05/15/27	4,926	5,726
8.000%, 06/15/29	51,789	55,583
9.000%, 11/15/24	25,319	29,693
Ginnie Mae II 30 Yr. Pool 3.500%, 12/20/41	3,787,267	3,953,322
4.000%, 11/20/40	4,450,682	4,786,860

MSF-3

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.000%, 12/20/40	$3,380,191	$3,635,510
4.500%, 08/20/40	4,896,512	5,344,526
4.500%, 12/20/40	2,568,231	2,803,216
4.500%, 04/20/41	2,960,604	3,222,942
5.000%, 08/20/40	2,243,468	2,476,406
5.000%, 10/20/40	2,138,166	2,360,171
6.500%, 06/20/31	59,992	69,726
6.500%, 11/20/38	2,188,697	2,515,435
7.500%, 02/20/28	6,388	7,576

		558,394,560

Federal Agencies—6.1%
Federal Home Loan Bank 0.875%, 08/22/12	5,950,000	5,966,761
3.625%, 10/18/13	2,770,000	2,909,635
4.875%, 05/17/17 (b)	4,420,000	5,229,591
5.250%, 06/18/14 (b)	9,500,000	10,510,194
5.375%, 05/18/16 (b)	2,900,000	3,420,416
Federal Home Loan Mortgage Corp. 1.375%, 02/25/14	16,700,000	17,010,957
3.500%, 05/29/13 (b)	7,120,000	7,385,523
4.750%, 01/19/16 (b)	2,850,000	3,269,312
5.125%, 11/17/17 (b)	3,530,000	4,234,411
5.250%, 04/18/16	4,280,000	5,002,864
5.625%, 11/23/35	1,040,000	1,167,504
6.750%, 03/15/31	965,000	1,388,911
Federal National Mortgage Association 1.000%, 09/23/13	4,940,000	4,988,071
2.875%, 12/11/13 (b)	9,480,000	9,881,968
4.125%, 04/15/14 (b)	2,350,000	2,526,573
5.375%, 07/15/16	5,870,000	6,945,090
5.375%, 06/12/17	8,300,000	9,980,787
6.625%, 11/15/30	2,450,000	3,481,947
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,010,017
6.000%, 03/15/13	1,000,000	1,054,555

		110,365,087

U.S. Treasury—34.7%
U.S. Treasury Bonds 3.500%, 02/15/39	2,080,000	2,159,289
3.750%, 08/15/41	1,830,000	1,977,681
3.875%, 08/15/40 (b)	10,380,000	11,477,581
4.250%, 11/15/40	7,280,000	8,570,525
4.375%, 11/15/39 (b)	3,900,000	4,683,978
4.375%, 05/15/40 (b)	5,220,000	6,270,316
4.375%, 05/15/41 (b)	5,850,000	7,030,530
4.500%, 02/15/36	5,675,000	6,922,081
4.500%, 05/15/38 (b)	4,950,000	6,055,136
5.000%, 05/15/37	2,760,000	3,615,213
5.250%, 02/15/29	750,000	981,713
5.375%, 02/15/31 (b)	7,075,000	9,512,337
5.500%, 08/15/28 (b)	6,920,000	9,258,061
6.250%, 08/15/23 (b)	7,700,000	10,665,116
6.375%, 08/15/27	2,800,000	4,038,692
6.500%, 11/15/26	1,000,000	1,448,160

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 7.125%, 02/15/23	$6,100,000	$8,941,807
7.250%, 08/15/22	6,120,000	8,986,914
7.875%, 02/15/21 (b)	4,450,000	6,605,624
8.000%, 11/15/21	2,920,000	4,435,830
8.125%, 08/15/19	2,645,000	3,842,497
8.125%, 08/15/21 (b)	1,250,000	1,902,587
8.500%, 02/15/20 (b)	6,700,000	10,041,089
8.750%, 08/15/20	1,000,000	1,537,320
8.875%, 02/15/19 (b)	10,215,000	15,142,102
9.125%, 05/15/18 (b)	1,600,000	2,337,632
9.250%, 02/15/16 (b)	1,375,000	1,823,003
U.S. Treasury Notes 0.250%, 12/15/14 (b)	7,000,000	6,957,720
0.625%, 07/15/14	10,000,000	10,049,000
0.750%, 09/15/13	16,000,000	16,106,082
0.750%, 12/15/13 (b)	5,000,000	5,036,750
1.000%, 09/30/16 (b)	4,000,000	4,013,600
1.000%, 10/31/16	7,010,000	7,027,034
1.250%, 04/15/14 (b)	23,810,000	24,237,153
1.375%, 05/15/13	10,000,000	10,124,401
1.875%, 06/30/15	6,700,000	6,974,097
2.000%, 11/30/13 (b)	6,000,000	6,167,460
2.000%, 11/15/21	10,950,000	10,778,851
2.125%, 05/31/15	12,000,000	12,580,320
2.125%, 08/15/21 (b)	4,050,000	4,046,396
2.375%, 08/31/14	9,950,000	10,411,779
2.375%, 10/31/14	21,000,000	22,023,752
2.375%, 02/28/15	15,000,000	15,798,600
2.375%, 03/31/16 (b)	20,560,000	21,837,803
2.500%, 04/30/15	5,980,000	6,333,298
2.625%, 06/30/14	12,000,000	12,599,040
2.625%, 02/29/16	2,510,000	2,688,285
2.625%, 08/15/20	6,000,000	6,324,781
2.750%, 05/31/17	9,840,000	10,652,883
3.000%, 08/31/16 (b)	8,350,000	9,103,921
3.000%, 02/28/17	14,980,000	16,395,161
3.125%, 05/15/19 (b)	3,000,000	3,302,640
3.250%, 05/31/16	8,230,000	9,040,902
3.375%, 06/30/13	4,650,000	4,830,188
3.375%, 11/15/19	4,350,000	4,855,383
3.500%, 05/31/13	9,170,000	9,514,976
3.500%, 02/15/18	4,000,000	4,494,920
3.500%, 05/15/20	7,790,000	8,762,036
3.625%, 02/15/20 (b)	17,190,000	19,497,241
3.625%, 02/15/21	5,970,000	6,757,802
3.750%, 11/15/18	4,550,000	5,203,153
3.875%, 05/15/18	4,700,000	5,395,882
4.000%, 02/15/14	15,010,000	16,026,175
4.000%, 02/15/15	27,230,000	29,929,582
4.000%, 08/15/18 (b)	9,620,000	11,147,753
4.250%, 08/15/13	14,980,000	15,788,621
4.250%, 11/15/13	5,460,000	5,807,038
4.250%, 08/15/15	2,300,000	2,577,265
4.250%, 11/15/17	4,700,000	5,471,176
4.500%, 11/15/15	8,950,000	10,166,395
4.500%, 02/15/16	4,520,000	5,165,456
4.625%, 02/15/17	8,475,000	9,925,378

MSF-4

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 4.875%, 08/15/16 (b)	$8,330,000	$9,752,430
5.125%, 05/15/16	4,830,000	5,672,690

		627,616,063

Total U.S. Treasury & Government Agencies (Identified Cost $1,218,506,377)		1,296,375,710

Corporate Bonds & Notes—21.9%

Aerospace & Defense—0.4%
Honeywell International, Inc. 5.000%, 02/15/19 (b)	2,000,000	2,338,815
Lockheed Martin Corp. 6.150%, 09/01/36	1,700,000	2,015,601
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	710,502
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,019,287
The Boeing Co. 7.250%, 06/15/25	460,000	602,756
United Technologies Corp. 4.875%, 05/01/15 (b)	900,000	1,006,912
7.500%, 09/15/29	200,000	279,693

		7,973,566

Air Freight & Logistics—0.0%
United Parcel Service, Inc. 5.125%, 04/01/19 (b)	760,000	902,482

Beverages—0.4%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15 (b)	1,950,000	2,157,950
6.450%, 09/01/37	880,000	1,155,177
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	399,029
PepsiCo., Inc. 5.000%, 06/01/18	1,000,000	1,165,259
The Coca-Cola Co. 0.750%, 11/15/13	1,900,000	1,909,617
3.150%, 11/15/20	280,000	291,412

		7,078,444

Biotechnology—0.2%
Amgen, Inc. 5.700%, 02/01/19 (b)	850,000	984,059
6.150%, 06/01/18	1,650,000	1,976,911

		2,960,970

Building Products—0.1%
CRH America, Inc. 6.000%, 09/30/16	900,000	979,365

Capital Markets—2.0%
BlackRock, Inc. 3.500%, 12/10/14	1,500,000	1,604,031

Security Description	Par Amount	Value

Capital Markets—(Continued)
Credit Suisse 5.000%, 05/15/13	$1,300,000	$1,349,883
Credit Suisse USA, Inc. 5.375%, 03/02/16 (b)	1,550,000	1,709,510
7.125%, 07/15/32	800,000	963,773
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	519,136
8.750%, 06/15/30 (a)	1,000,000	1,372,886
European Investment Bank 1.625%, 03/15/13 (b)	1,950,000	1,973,085
4.875%, 02/15/36	3,700,000	4,007,587
5.125%, 05/30/17	1,750,000	2,051,036
Merrill Lynch & Co., Inc. 6.500%, 07/15/18	200,000	214,374
Morgan Stanley 4.750%, 04/01/14 (b)	1,515,000	1,544,327
5.625%, 09/23/19	1,900,000	1,877,917
7.250%, 04/01/32	1,850,000	1,972,921
Nomura Holdings, Inc. 6.700%, 03/04/20 (b)	1,325,000	1,406,860
The Bank of New York Mellon Corp. 5.450%, 05/15/19 (b)	2,000,000	2,288,797
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	993,477
The Goldman Sachs Group, Inc. 5.700%, 09/01/12 (b)	1,000,000	1,018,773
6.000%, 06/15/20	2,000,000	2,096,250
6.125%, 02/15/33 (b)	2,075,000	2,034,203
6.250%, 09/01/17	760,000	832,980
6.450%, 05/01/36	2,000,000	1,907,310
UBS Preferred Funding Trust V 6.243%, 05/29/49 (a)	1,000,000	945,000
Verizon Global Funding Corp. 7.750%, 12/01/30	1,000,000	1,354,186

		36,038,302

Chemicals—0.5%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,180,478
6.000%, 07/15/18	1,000,000	1,245,551
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (b)	970,000	1,093,422
Praxair, Inc. 4.375%, 03/31/14	810,000	861,656
6.375%, 04/01/12	80,000	80,000
The Dow Chemical Co. 4.250%, 11/15/20	2,750,000	2,884,586
9.400%, 05/15/39	650,000	980,614

		8,326,307

Commercial Banks—2.4%
American Express Bank FSB 5.500%, 04/16/13	2,700,000	2,825,970
Barclays Bank plc 5.000%, 09/22/16 (b)	1,750,000	1,876,885
5.200%, 07/10/14	900,000	956,332

MSF-5

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Deutsche Bank AG 3.875%, 08/18/14 (b)	$620,000	$649,298
6.000%, 09/01/17	1,500,000	1,695,691
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,540,209
HSBC Holdings plc 6.500%, 09/15/37	905,000	1,008,842
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	3,071,805
KfW Bankengruppe 1.250%, 02/15/17	3,000,000	2,986,185
2.750%, 09/08/20	2,300,000	2,355,375
3.500%, 05/16/13	3,000,000	3,101,675
4.875%, 01/17/17	2,900,000	3,371,198
Lloyds TSB Bank plc 6.375%, 01/21/21	1,500,000	1,615,582
PNC Bank N.A. 4.875%, 09/21/17	1,000,000	1,086,292
5.250%, 01/15/17 (b)	1,600,000	1,744,786
State Street Bank & Trust Co. 5.300%, 01/15/16	300,000	337,157
SunTrust Banks, Inc. 3.600%, 04/15/16	1,450,000	1,497,027
U.S. Bancorp 4.200%, 05/15/14 (b)	1,900,000	2,032,054
Wachovia Corp. 5.750%, 06/15/17	700,000	806,826
Wells Fargo & Co. 5.000%, 11/15/14	2,000,000	2,153,211
5.125%, 09/01/12 (b)	500,000	509,381
Wells Fargo Bank N.A. 4.750%, 02/09/15	1,565,000	1,676,813
5.950%, 08/26/36	1,900,000	2,083,146
Westpac Banking Corp. 3.000%, 12/09/15	2,000,000	2,070,328

		43,052,068

Commercial Services & Supplies—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,602,698

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,324,117

Computers & Peripherals—0.2%
Hewlett-Packard Co. 5.500%, 03/01/18 (b)	1,950,000	2,201,622
International Business Machines Corp. 7.500%, 06/15/13	1,000,000	1,084,574
8.375%, 11/01/19	425,000	599,419

		3,885,615

Consumer Finance—0.2%
American Express Centurion Bank 5.550%, 10/17/12	300,000	307,707
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,411,947

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Daimler Finance North America, LLC 8.500%, 01/18/31	$1,050,000	$1,523,265
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	130,180
HSBC Finance Corp. 5.500%, 01/19/16	900,000	975,281

		4,348,380

Diversified Financial Services—3.3%
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,571,849
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,904,552
Bank of America Corp. 4.750%, 08/15/13	1,000,000	1,028,955
5.125%, 11/15/14 (b)	1,000,000	1,045,793
5.750%, 08/15/16	2,850,000	2,967,323
5.875%, 02/07/42	3,000,000	2,970,652
6.500%, 08/01/16	1,750,000	1,911,745
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14	1,500,000	1,635,945
Citigroup, Inc. 2.125%, 04/30/12 (a)	2,940,000	2,944,216
5.375%, 08/09/20	2,200,000	2,353,474
5.500%, 08/27/12	840,000	855,164
5.850%, 08/02/16 (b)	500,000	544,850
6.125%, 11/21/17	1,700,000	1,885,550
6.125%, 05/15/18	1,900,000	2,112,224
Diageo Finance BV 5.300%, 10/28/15 (b)	870,000	992,618
General Electric Capital Corp. 5.300%, 02/11/21	1,915,000	2,059,351
5.400%, 02/15/17	2,000,000	2,279,620
5.875%, 01/14/38	2,050,000	2,246,717
6.750%, 03/15/32	1,250,000	1,489,702
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	875,000	917,674
Inter-American Development Bank 2.375%, 08/15/17 (b)	2,000,000	2,108,788
JPMorgan Chase & Co. 4.750%, 05/01/13	1,500,000	1,561,502
4.950%, 03/25/20	2,650,000	2,835,798
5.125%, 09/15/14	850,000	913,619
6.300%, 04/23/19	1,900,000	2,189,338
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	2,000,000	2,737,122
Novartis Capital Corp. 4.400%, 04/24/20	900,000	1,022,858
Petrobras International Finance Co. 6.125%, 10/06/16	600,000	683,409
Shell International Finance BV 4.000%, 03/21/14 (b)	1,900,000	2,023,115
4.300%, 09/22/19	1,000,000	1,127,943
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,725,000	2,799,938

MSF-6

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Unilever Capital Corp. 5.900%, 11/15/32	$1,500,000	$1,898,875

		60,620,279

Diversified Telecommunication Services—0.8%
AT&T, Inc. 5.100%, 09/15/14	1,750,000	1,927,358
5.800%, 02/15/19	1,700,000	2,011,084
6.300%, 01/15/38	1,300,000	1,533,842
British Telecommunications plc 9.625%, 12/15/30 (a)	1,000,000	1,463,581
Embarq Corp. 7.995%, 06/01/36	3,000,000	3,080,975
Qwest Corp. 7.500%, 10/01/14	850,000	945,019
Telefonica Emisiones SAU 6.221%, 07/03/17	1,400,000	1,468,405
Verizon Communications, Inc. 6.100%, 04/15/18	1,600,000	1,921,385
Verizon New York, Inc. 7.375%, 04/01/32	500,000	589,548

		14,941,197

Electric Utilities—1.2%
Consolidated Edison Co. of New York, Inc. 5.850%, 04/01/18	855,000	1,035,083
Duke Energy Carolinas, LLC 5.300%, 02/15/40	2,000,000	2,324,801
Exelon Corp. 4.900%, 06/15/15	1,060,000	1,156,482
5.625%, 06/15/35	1,500,000	1,607,410
FirstEnergy Solutions Corp. 4.800%, 02/15/15	2,850,000	3,062,853
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,142,703
Georgia Power Co. 5.700%, 06/01/17 (b)	1,400,000	1,645,812
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	2,842,740
Oncor Electric Delivery Co., LLC 7.000%, 05/01/32	950,000	1,148,782
Pacific Gas & Electric Co. 4.800%, 03/01/14 (b)	1,125,000	1,208,481
Progress Energy, Inc. 5.625%, 01/15/16	1,900,000	2,157,799
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,686,973

		22,019,919

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,600,000	1,864,330

Food & Staples Retailing—0.6%
Costco Wholesale Corp. 5.500%, 03/15/17	465,000	553,608

Security Description	Par Amount	Value

Food & Staples Retailing—(Continued)
CVS Caremark Corp. 4.875%, 09/15/14 (b)	$1,800,000	$1,971,691
Safeway, Inc. 7.250%, 02/01/31	813,000	937,235
The Kroger Co. 5.500%, 02/01/13	950,000	987,775
Wal-Mart Stores, Inc. 4.550%, 05/01/13 (b)	2,075,000	2,167,837
5.250%, 09/01/35	935,000	1,066,042
5.625%, 04/15/41 (b)	1,900,000	2,281,321
Walgreen Co. 4.875%, 08/01/13	445,000	470,490
5.250%, 01/15/19 (b)	900,000	1,039,121

		11,475,120

Food Products—0.5%
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (a) (b)	2,000,000	2,251,771
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	1,137,669
General Mills, Inc. 5.650%, 02/15/19 (b)	1,700,000	2,010,401
Kraft Foods, Inc. 5.375%, 02/10/20	1,800,000	2,074,285
6.250%, 06/01/12	900,000	907,750

		8,381,876

Health Care Equipment & Supplies—0.2%
Baxter International, Inc. 5.375%, 06/01/18 (b)	1,400,000	1,655,337
Medtronic, Inc. 3.000%, 03/15/15	2,300,000	2,443,621

		4,098,958

Health Care Providers & Services—0.3%
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	2,033,205
UnitedHealth Group, Inc. 5.375%, 03/15/16	1,700,000	1,945,306
WellPoint, Inc. 5.850%, 01/15/36	1,800,000	2,095,918

		6,074,429

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. 5.350%, 03/01/18	885,000	1,056,953

Household Products—0.2%
Kimberly-Clark Corp. 6.125%, 08/01/17 (b)	500,000	608,182
The Procter & Gamble Co.
4.950%, 08/15/14	2,000,000	2,205,279
6.450%, 01/15/26	200,000	254,756

		3,068,217

MSF-7

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—0.1%
PSEG Power, LLC 8.625%, 04/15/31	$1,000,000	$1,396,373

Industrial Conglomerates—0.3%
General Electric Co. 5.000%, 02/01/13	930,000	963,880
5.250%, 12/06/17	1,800,000	2,071,263
Koninklijke Philips Electronics NV 5.750%, 03/11/18	900,000	1,044,663
Tyco International, Ltd. 6.875%, 01/15/21 (b)	1,275,000	1,568,890

		5,648,696

Insurance—0.7%
ACE INA Holdings, Inc. 5.875%, 06/15/14	850,000	935,505
American International Group, Inc. 5.450%, 05/18/17	1,900,000	2,040,591
AXA S.A. 8.600%, 12/15/30	1,165,000	1,274,566
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13	1,900,000	1,985,160
Chubb Corp. 6.000%, 05/11/37	865,000	1,044,952
Hartford Financial Services Group, Inc. 6.100%, 10/01/41 (b)	780,000	759,745
Principal Life Income Funding Trusts 5.300%, 04/24/13	900,000	941,962
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,598,680
The Allstate Corp. 6.900%, 05/15/38 (b)	150,000	188,857
7.450%, 05/16/19	1,700,000	2,123,940

		12,893,958

Machinery—0.2%
Caterpillar, Inc. 7.900%, 12/15/18 (b)	1,757,000	2,372,121
Deere & Co. 6.950%, 04/25/14	850,000	958,121

		3,330,242

Media—1.0%
CBS Corp. 8.875%, 05/15/19	750,000	979,019
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	620,000	665,632
Comcast Corp. 5.300%, 01/15/14 (b)	1,445,000	1,555,232
5.650%, 06/15/35	1,500,000	1,612,479
Discovery Communications, LLC 6.350%, 06/01/40	1,800,000	2,144,962
News America, Inc. 6.550%, 03/15/33 (b)	1,950,000	2,102,523
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	977,511

Security Description	Par Amount	Value

Media—(Continued)
Time Warner Cable, Inc. 5.000%, 02/01/20 (b)	$1,900,000	$2,084,336
5.850%, 05/01/17	1,800,000	2,095,854
6.550%, 05/01/37	100,000	115,017
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	505,521
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,033,510
7.700%, 05/01/32	685,000	882,155
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	720,416
Viacom, Inc. 6.250%, 04/30/16	770,000	891,188

		18,365,355

Metals & Mining—0.5%
Alcoa, Inc. 5.720%, 02/23/19 (b)	523,000	551,916
5.870%, 02/23/22 (b)	101,000	104,450
ArcelorMittal 6.250%, 02/25/22	2,900,000	2,906,468
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	1,978,066
Rio Tinto Alcan, Inc. 5.000%, 06/01/15	1,050,000	1,156,845
6.125%, 12/15/33	1,751,000	2,003,674
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,282,065

		9,983,484

Multi-Utilities—0.2%
Dominion Resources, Inc. 5.150%, 07/15/15	1,600,000	1,789,109
Sempra Energy 6.150%, 06/15/18	900,000	1,059,615

		2,848,724

Multiline Retail—0.1%
Target Corp. 6.350%, 11/01/32	1,000,000	1,255,170

Office Electronics—0.2%
Xerox Corp. 6.350%, 05/15/18	2,550,000	2,940,286

Oil, Gas & Consumable Fuels—1.2%
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,189,609
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	933,114
Devon Energy Corp. 6.300%, 01/15/19	850,000	1,020,009
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	267,566
Energy Transfer Partners, L.P. 4.650%, 06/01/21	1,950,000	1,983,597
Enterprise Products Operating, LLC 6.300%, 09/15/17	1,900,000	2,234,679

MSF-8

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	$2,000,000	$2,212,472
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,410,820
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	1,050,000	1,177,460
7.625%, 04/01/37	640,000	764,867
Transocean, Inc. 6.375%, 12/15/21	2,035,000	2,286,411
Weatherford International, Ltd. 9.625%, 03/01/19	1,500,000	1,960,975
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	2,044,362

		21,485,941

Paper & Forest Products—0.1%
International Paper Co. 7.950%, 06/15/18	820,000	1,027,304

Pharmaceuticals—0.7%
Abbott Laboratories 5.125%, 04/01/19	1,350,000	1,583,979
AstraZeneca plc 5.400%, 06/01/14	639,000	703,367
Bristol-Myers Squibb Co. 5.875%, 11/15/36 (b)	2,000,000	2,466,800
Eli Lilly & Co. 4.200%, 03/06/14 (b)	900,000	960,538
Johnson & Johnson 5.950%, 08/15/37	910,000	1,183,409
6.950%, 09/01/29 (b)	250,000	340,156
Merck & Co., Inc. 5.950%, 12/01/28	300,000	378,286
6.550%, 09/15/37	1,000,000	1,360,479
Wyeth 5.500%, 02/01/14	1,000,000	1,089,459
5.500%, 02/15/16 (b)	1,700,000	1,962,071

		12,028,544

Real Estate Investment Trusts—0.3%
AvalonBay Communities, Inc. 6.100%, 03/15/20 (b)	860,000	999,905
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	189,000	189,000
ERP Operating, L.P. 5.750%, 06/15/17 (b)	900,000	1,011,704
Kimco Realty Corp. 6.875%, 10/01/19	550,000	643,101
Regency Centers, L.P. 5.250%, 08/01/15	850,000	898,961
Simon Property Group, L.P. 5.250%, 12/01/16	2,000,000	2,245,843

		5,988,514

Road & Rail—0.4%
Burlington Northern Santa Fe, LLC 7.000%, 02/01/14	1,850,000	2,053,394

Security Description	Par Amount	Value

Road & Rail—(Continued)
CSX Corp. 6.150%, 05/01/37	$1,600,000	$1,837,490
7.900%, 05/01/17	500,000	617,461
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	166,902
7.250%, 02/15/31	156,000	206,703
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,507,688

		6,389,638

Software—0.3%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,383,971
Microsoft Corp. 2.950%, 06/01/14	1,400,000	1,474,239
Oracle Corp. 5.250%, 01/15/16 (b)	2,000,000	2,287,442

		6,145,652

Specialty Retail—0.2%
Home Depot, Inc. 4.400%, 04/01/21	1,450,000	1,621,749
5.400%, 03/01/16	900,000	1,037,623
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,281,219

		3,940,591

Tobacco—0.2%
Altria Group, Inc. 9.700%, 11/10/18	750,000	1,022,391
Philip Morris International, Inc. 4.500%, 03/26/20	925,000	1,034,120
6.875%, 03/17/14	755,000	845,068

		2,901,579

Wireless Telecommunication Services—0.3%
AT&T Mobility, LLC 7.125%, 12/15/31 (b)	100,000	125,776
Cellco Partnership, Inc. 5.550%, 02/01/14	850,000	918,994
8.500%, 11/15/18	750,000	1,027,664
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	1,000,593
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,616,280

		5,689,307

Yankee—1.0%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	418,336
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36 (b)	1,550,000	1,896,398
EnCana Corp. 4.750%, 10/15/13 (b)	2,000,000	2,103,634
Hydro Quebec 8.400%, 01/15/22	1,000,000	1,406,274

MSF-9

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Yankee—(Continued)
Hydro-Quebec 7.500%, 04/01/16 (b)	$1,350,000	$1,645,938
Inter-American Development Bank 6.800%, 10/15/25	500,000	677,391
7.000%, 06/15/25	200,000	278,071
International Bank for Reconstruction & Development 2.375%, 05/26/15	1,420,000	1,495,567
7.625%, 01/19/23	1,400,000	2,002,818
8.875%, 03/01/26	535,000	872,714
Statoil ASA 6.700%, 01/15/18	300,000	368,483
Suncor Energy, Inc. 6.100%, 06/01/18 (b)	2,500,000	2,988,252
TransCanada Pipelines, Ltd. 6.200%, 10/15/37	1,800,000	2,222,322

		18,376,198

Total Corporate Bonds & Notes (Identified Cost $373,184,330)		395,709,148

Mortgage-Backed Securities—2.1%

Commercial Mortgage-Backed Securities—2.1%
Bear Stearns Commercial Mortgage Securities 5.540%, 09/11/41	1,000,000	1,128,961
5.694%, 06/11/50 (a)	1,500,000	1,709,545
Citigroup Commercial Mortgage Trust 4.733%, 10/15/41	1,000,000	1,068,583
5.361%, 04/15/40 (a)	1,000,000	1,073,062
5.431%, 10/15/49	1,500,000	1,699,436
5.726%, 03/15/49 (a)	1,800,000	2,032,760
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.225%, 07/15/44 (a)	2,000,000	2,227,213
Commercial Mortgage Pass-Through Certificates 5.815%, 12/10/49 (a)	2,400,000	2,754,761
Credit Suisse First Boston Mortgage Securities Corp. 5.100%, 08/15/38 (a)	3,000,000	3,312,921
3.936%, 05/15/38	488,202	497,974
4.691%, 10/15/39	500,000	530,820
GMAC Commercial Mortgage Securities, Inc. 4.697%, 05/10/43 (a)	1,500,000	1,620,202
Greenwich Capital Commercial Funding Corp. 5.317%, 06/10/36 (a)	1,000,000	1,066,753
GS Mortgage Securities Corp. II 4.751%, 07/10/39	2,000,000	2,170,959
JPMorgan Chase Commercial Mortgage Securities Corp. 5.420%, 01/15/49	2,500,000	2,780,394
5.440%, 06/12/47	890,000	992,509
LB-UBS Commercial Mortgage Trust 4.367%, 03/15/36	3,000,000	3,157,688
5.156%, 02/15/31	2,500,000	2,775,381

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch Mortgage Trust 4.855%, 10/12/41 (a)	$500,000	$534,808
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	1,097,504
5.640%, 06/11/42 (a)	2,000,000	2,305,845
5.882%, 06/11/49 (a)	1,430,000	1,618,147

Total Mortgage-Backed Securities (Identified Cost $34,814,172)		38,156,226

Foreign Government—1.6%

Regional Government—0.4%
Province of Nova Scotia Canada 5.125%, 01/26/17 (b)	900,000	1,037,711
Province of Ontario Canada 4.400%, 04/14/20 (b)	2,100,000	2,400,441
5.125%, 07/17/12 (b)	2,000,000	2,026,746
Province of Quebec Canada 4.875%, 05/05/14 (b)	1,925,000	2,097,114

		7,562,012

Sovereign—1.1%
Brazilian Government International Bond 6.000%, 01/17/17	3,755,000	4,457,185
Canada Government International Bond 2.375%, 09/10/14 (b)	1,900,000	1,989,002
Colombia Government International Bond 8.125%, 05/21/24	1,500,000	2,137,500
Mexico Government International Bond 6.750%, 09/27/34	1,050,000	1,354,500
8.000%, 09/24/22	2,200,000	3,102,000
Panama Government International Bond 5.200%, 01/30/20	1,370,000	1,572,075
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,251,125
Republic of Italy 4.500%, 01/21/15	1,475,000	1,521,447
Republic of Korea 7.125%, 04/16/19 (b)	1,600,000	1,976,208

		20,361,042

Yankee—0.1%
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	355,704
Province of Quebec Canada 7.500%, 07/15/23	350,000	482,037

		837,741

Total Foreign Government (Identified Cost $26,624,341)		28,760,795

Municipal Bonds & Notes—0.6%

Municipal Agency—0.6%
Los Angeles California Community College District 6.750%, 08/01/49	2,210,000	2,870,967

MSF-10

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Municipal Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Municipal Agency—(Continued)
Los Angeles California Unified School District 6.758%, 07/01/34	$2,160,000	$2,775,578
Municipal Electric Authority of Georgia 6.637%, 04/01/57	2,000,000	2,224,320
State of California 7.300%, 10/01/39	2,000,000	2,504,180
State of Illinois 5.100%, 06/01/33	1,230,000	1,159,472

Total Municipal Bonds & Notes (Identified Cost $9,898,048)		11,534,517

Asset-Backed Securities—0.4%

Asset Backed—Credit Card—0.4%
Capital One Multi-Asset Execution Trust 5.050%, 02/15/16	2,000,000	2,090,548
Citibank Credit Card Issuance Trust 4.850%, 04/22/15	1,472,000	1,538,284
4.850%, 03/10/17	2,500,000	2,786,971

		6,415,803

Asset Backed—Home Equity—0.0%
Centex Home Equity 3.750%, 12/25/31 (a)	58,001	58,287

Total Asset-Backed Securities (Identified Cost $6,721,153)		6,474,090

Short Term Investments—14.8%

Discount Notes—0.8%
Federal Home Loan Mortgage Corp. 0.010%, 04/02/12	10,700,000	10,700,000
0.063%, 05/09/12	1,200,000	1,199,939
Federal National Mortgage Association 0.060%, 04/02/12	2,600,000	2,599,996

		14,499,935

Security Description	Shares/Par Amount	Value

Mutual Funds—12.8%
State Street Navigator Securities Lending Prime Portfolio (c)	232,035,810	$232,035,810

U.S. Treasury—1.2%
U.S. Treasury Bills 0.038%, 04/19/12 (b)	$15,500,000	15,499,566
0.038%, 05/03/12 (b)	1,900,000	1,899,891
0.038%, 05/10/12 (b)	3,800,000	3,799,859

		21,199,316

Total Short Term Investments (Identified Cost $267,735,061)		267,735,061

Total Investments—113.1% (Identified Cost $1,937,483,482) (d)		2,044,745,547
Liabilities in excess of other assets		(236,264,865)

Net Assets—100.0%		$1,808,480,682

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $284,784,455 and the collateral received consisted of cash in the amount of $232,035,810 and non-cash collateral with a value of $59,614,114. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,937,274,517. The aggregate unrealized appreciation and depreciation of investments was $112,618,229 and $(5,147,199), respectively, resulting in net unrealized appreciation of $107,471,030 for federal income tax purposes.

MSF-11

Metropolitan Series Fund, Inc.

Barclays Capital Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,296,375,710	$—	$1,296,375,710
Total Corporate Bonds & Notes*	—	395,709,148	—	395,709,148
Total Mortgage-Backed Securities*	—	38,156,226	—	38,156,226
Total Foreign Government*	—	28,760,795	—	28,760,795
Total Municipal Bonds & Notes*	—	11,534,517	—	11,534,517
Total Asset-Backed Securities*	—	6,474,090	—	6,474,090
Short Term Investments
Discount Notes	—	14,499,935	—	14,499,935
Mutual Funds	232,035,810	—	—	232,035,810
U.S. Treasury	—	21,199,316	—	21,199,316
Total Short Term Investments	232,035,810	35,699,251	—	267,735,061
Total Investments	$232,035,810	$1,812,709,737	$—	$2,044,745,547

*	See Schedule of Investments for additional detailed categorizations.

MSF-12

Metropolitan Series Fund, Inc.

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—98.2% of Net Assets

Security Description	Shares	Value

Argentina—2.2%
MercadoLibre, Inc. (a)	143,900	$14,071,981
YPF S.A. (ADR)	174,173	4,948,255

		19,020,236

Australia—4.4%
Brambles, Ltd. (a)	1,910,589	14,063,897
Cochlear, Ltd. (a)	132,033	8,464,363
James Hardie Industries NV (a)	933,400	7,460,868
Woolworths, Ltd.	286,800	7,719,711

		37,708,839

Belgium—0.8%
Groupe Bruxelles Lambert S.A.	85,069	6,581,531

Brazil—5.0%
BM&FBovespa S.A.	1,027,200	6,324,867
Itau Unibanco Holding S.A. (ADR)	346,700	6,653,173
OGX Petroleo e Gas Participacoes S.A. (b)	791,100	6,543,926
Petroleo Brasileiro S.A. (ADR)	332,100	8,820,576
Vale S.A. (ADR) (a)	631,300	14,324,197

		42,666,739

Canada—4.2%
Cenovus Energy, Inc.	156,200	5,621,916
Eldorado Gold Corp.	533,300	7,324,888
Fairfax Financial Holdings, Ltd. (a)	39,299	15,861,832
IAMGOLD Corp.	77,767	1,035,386
Ritchie Bros. Auctioneers, Inc. (USD) (a)	239,500	5,690,520

		35,534,542

China—5.9%
Baidu, Inc. (ADR) (b)	103,100	15,028,887
China Shenhua Energy Co., Ltd.	3,008,500	12,661,112
Kunlun Energy Co., Ltd. (a)	7,048,000	12,698,676
Want Want China Holdings, Ltd. (a)	8,292,000	9,228,427

		49,617,102

Denmark—2.6%
AP Moller-Maersk A/S (Series B)	417	3,227,126
DSV A/S	433,412	9,844,304
Novozymes A/S	312,600	9,110,574

		22,182,004

Finland—2.3%
Kone Oyj (a)	236,900	13,192,505
Sampo Oyj (a)	225,268	6,506,150

		19,698,655

France—4.1%
CFAO S.A.	160,400	6,891,223
Cie Generale d’Optique Essilor International S.A.	139,900	12,470,370
Edenred S.A.	283,300	8,522,377
Lafarge S.A.	142,479	6,805,503

		34,689,473

Security Description	Shares	Value

Germany—1.8%
Aixtron SE (a)	230,200	$3,995,051
Deutsche Boerse AG	166,800	11,230,870

		15,225,921

Hong Kong—3.2%
Cheung Kong Holdings, Ltd.	498,000	6,428,718
Hang Seng Bank, Ltd. (a)	615,700	8,214,676
Hong Kong Exchanges & Clearing, Ltd. (a)	725,400	12,172,509

		26,815,903

India—0.7%
Infrastructure Development Finance Co., Ltd.	2,205,958	5,837,040

Ireland—2.0%
CRH plc	308,700	6,335,606
Ryanair Holdings plc (ADR) (b)	298,300	10,822,324

		17,157,930

Japan—8.6%
Canon, Inc.	215,367	10,269,754
Fast Retailing Co., Ltd. (a)	49,800	11,422,111
Inpex Corp.	1,176	7,986,282
Mitsui & Co., Ltd. (a)	445,600	7,334,035
Olympus Corp. (a)	342,800	5,606,085
Rakuten, Inc. (a)	11,567	12,163,163
Shimano, Inc. (a)	77,300	4,688,053
SMC Corp. (a)	53,700	8,631,461
Trend Micro, Inc. (a)	166,900	5,164,402

		73,265,346

Netherlands—2.7%
Heineken Holding NV	245,700	11,499,090
Unilever NV	333,900	11,361,819

		22,860,909

Norway—2.3%
Aker Solutions ASA	437,100	7,409,837
Seadrill, Ltd. (a)	312,278	11,719,160

		19,128,997

Peru—1.5%
Credicorp, Ltd. (USD)	94,200	12,417,444

Portugal—0.4%
Galp Energia, SGPS, S.A.	197,100	3,247,379

Russia—2.1%
Magnit OAO (GDR)	18,465	538,472
Magnit OJSC (ADR)	295,700	8,616,698
Sberbank of Russia (ADR) (b)	332,100	4,446,819
X5 Retail Group NV (ADR) (b)	199,200	4,569,648

		18,171,637

Singapore—2.8%
DBS Group Holdings, Ltd.	879,000	9,910,346
United Overseas Bank, Ltd. (a)	958,000	14,006,956

		23,917,302

MSF-13

Metropolitan Series Fund, Inc.

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

South Africa—2.7%
Massmart Holdings, Ltd.	286,500	$6,057,445
Naspers, Ltd.	293,900	16,521,660

		22,579,105

South Korea—3.3%
Hyundai Mobis	23,992	6,118,107
Samsung Electronics Co., Ltd.	19,455	21,909,446

		28,027,553

Spain—1.3%
Inditex S.A.	115,317	11,042,973

Sweden—5.2%
Atlas Copco AB (Series B)	1,118,272	24,091,119
Svenska Handelsbanken AB (a)	625,100	19,935,472

		44,026,591

Switzerland—2.9%
Nestle S.A.	389,500	24,513,081

Taiwan—4.6%
Hon Hai Precision Industry Co., Ltd.	2,536,000	9,840,201
MediaTek, Inc.	954,000	9,132,727
Taiwan Semiconductor Manufacturing Co., Ltd.	6,976,000	20,068,654

		39,041,582

Turkey—1.5%
BIM Birlesik Magazalar AS	223,300	8,462,719
Turkiye Garanti Bankasi AS	1,168,600	4,635,735

		13,098,454

United Kingdom—16.6%
Amlin plc	1,512,300	7,980,286
Antofagasta plc	490,300	9,057,843
ARM Holdings plc	488,000	4,606,573
BG Group plc	445,200	10,328,055
BHP Billiton plc	285,600	8,745,241
British American Tobacco plc	354,000	17,877,255
Capita Group plc (a)	832,700	9,754,268
Experian plc	795,600	12,395,533
Hargreaves Lansdown plc (a)	470,300	3,665,645
Premier Farnell plc	1,553,400	5,337,805
Prudential plc	743,000	8,888,313
Rio Tinto plc	327,500	18,153,832
Tullow Oil plc	573,607	14,001,393
Wolseley plc (b)	261,300	9,958,209

		140,750,251

United States—0.5%
Pricesmart, Inc. (a)	61,300	4,463,253

Total Common Stock (Identified Cost $777,998,837)		833,287,772

Short Term Investment—16.9%
Security Description	Shares/Par Amount	Value

United States—16.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $8,816,007 on 04/02/12, collateralized by $8,960,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $8,993,600.	$8,816,000	$8,816,000
State Street Navigator Securities Lending Prime Portfolio (c)	134,479,027	134,479,027

Total Short Term Investments (Identified Cost $143,295,027)		143,295,027

Total Investments—115.1% (Identified Cost $921,293,864) (d)		976,582,799
Liabilities in excess of other assets		(128,044,143)

Net Assets—100.0%		$848,538,656

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $130,820,276 and the collateral received consisted of cash in the amount of $134,479,027 and non-cash collateral with a value of $1,148,244. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $921,293,864. The aggregate unrealized appreciation and depreciation of investments was $66,901,464 and $(11,612,529), respectively, resulting in net unrealized appreciation of $55,288,935 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depository Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(USD)—	U.S. Dollar

Ten Largest Industries as of March 31, 2012	% of Net Assets
Oil, Gas & Consumable Fuels	10.2%
Commercial Banks	9.5%
Semiconductors & Semiconductor Equipment	7.0%
Metals & Mining	6.9%
Machinery	5.4%
Food Products	5.3%
Diversified Financial Services	5.0%
Food & Staples Retailing	4.8%
Insurance	4.6%
Internet Software & Services	3.4%

MSF-14

Metropolitan Series Fund, Inc.

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s foreign equity investments assigned to the Level 2 input category are generally valued at the last sales price on the foreign exchange or market on which they trade. The Portfolio may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Directors, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. These models take into account available market data including, but not limited to, intraday index, american depository receipt, and exchange-traded fund movements. Short term investments assigned to the Level 2 input category are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at the time of purchase of the security.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$19,020,236	$—	$—	$19,020,236
Australia	—	37,708,839	—	37,708,839
Belgium	—	6,581,531	—	6,581,531
Brazil	42,666,739	—	—	42,666,739
Canada	35,534,542	—	—	35,534,542
China	15,028,887	34,588,215	—	49,617,102
Denmark	—	22,182,004	—	22,182,004
Finland	—	19,698,655	—	19,698,655
France	—	34,689,473	—	34,689,473
Germany	—	15,225,921	—	15,225,921
Hong Kong	—	26,815,903	—	26,815,903
India	—	5,837,040	—	5,837,040
Ireland	10,822,324	6,335,606	—	17,157,930
Japan	—	73,265,346	—	73,265,346
Netherlands	—	22,860,909	—	22,860,909
Norway	—	19,128,997	—	19,128,997
Peru	12,417,444	—	—	12,417,444
Portugal	—	3,247,379	—	3,247,379
Russia	17,633,165	538,472	—	18,171,637
Singapore	—	23,917,302	—	23,917,302
South Africa	—	22,579,105	—	22,579,105
South Korea	—	28,027,553	—	28,027,553
Spain	—	11,042,973	—	11,042,973
Sweden	—	44,026,591	—	44,026,591
Switzerland	—	24,513,081	—	24,513,081
Taiwan	—	39,041,582	—	39,041,582
Turkey	—	13,098,454	—	13,098,454
United Kingdom	—	140,750,251	—	140,750,251
United States	4,463,253	—	—	4,463,253
Total Common Stock	157,586,590	675,701,182	—	833,287,772
Short Term Investments
United States	134,479,027	8,816,000	—	143,295,027
Total Investments	$292,065,617	$684,517,182	$—	$976,582,799

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
BE Aerospace, Inc. (a)	331,100	$15,386,217
Precision Castparts Corp.	50,200	8,679,580
TransDigm Group, Inc. (a)	29,500	3,414,920

		27,480,717

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	140,500	6,534,655

Auto Components—2.3%
Dana Holding Corp. (a) (b)	556,600	8,627,300
Lear Corp.	245,200	11,399,348

		20,026,648

Automobiles—1.1%
Harley-Davidson, Inc.	197,000	9,668,760

Biotechnology—5.4%
Acorda Therapeutics, Inc. (a)	149,243	3,962,402
Alkermes plc (a)	121,200	2,248,260
Amarin Corp. plc (ADR) (a) (b)	708,290	8,017,843
Cubist Pharmaceuticals, Inc. (a) (b)	546,453	23,634,092
Vertex Pharmaceuticals, Inc. (a)	213,300	8,747,433

		46,610,030

Capital Markets—1.0%
Lazard, Ltd.	307,000	8,767,920

Chemicals—5.6%
Airgas, Inc.	123,700	11,005,589
Ashland, Inc. (b)	193,500	11,815,110
Celanese Corp. (Series A)	189,600	8,755,728
Ecolab, Inc.	138,800	8,566,736
Rockwood Holdings, Inc. (a)	159,400	8,312,710

		48,455,873

Commercial Banks—1.3%
First Republic Bank (a)	177,600	5,850,144
SVB Financial Group (a) (b)	79,949	5,143,919

		10,994,063

Communications Equipment—2.5%
Ciena Corp. (a) (b)	555,700	8,996,783
Riverbed Technology, Inc. (a)	452,600	12,709,008

		21,705,791

Computers & Peripherals—1.5%
NetApp, Inc. (a)	298,700	13,372,799

Diversified Financial Services—1.3%
IntercontinentalExchange, Inc. (a)	82,800	11,378,376

Electrical Equipment—1.1%
AMETEK, Inc.	202,900	9,842,679

Energy Equipment & Services—0.8%
Superior Energy Services, Inc. (a)	260,900	6,877,324

Security Description	Shares	Value

Food & Staples Retailing—1.8%
Whole Foods Market, Inc.	192,000	$15,974,400

Food Products—3.4%
Flowers Foods, Inc. (b)	483,900	9,857,043
Green Mountain Coffee Roasters, Inc. (a)	228,200	10,688,888
The Hershey Co.	145,100	8,898,983

		29,444,914

Health Care Equipment & Supplies—2.7%
Boston Scientific Corp. (a)	2,788,300	16,674,034
DENTSPLY International, Inc.	108,500	4,354,105
Hologic, Inc. (a)	99,400	2,142,070

		23,170,209

Health Care Providers & Services—0.3%
Healthsouth Corp. (a)	112,500	2,304,000

Hotels, Restaurants & Leisure—1.0%
Darden Restaurants, Inc. (b)	90,100	4,609,516
Starwood Hotels & Resorts Worldwide, Inc.	76,400	4,309,724

		8,919,240

Household Durables—0.5%
Stanley Black & Decker, Inc.	55,700	4,286,672

Insurance—1.1%
RenaissanceRe Holdings, Ltd.	124,300	9,413,239

Internet & Catalog Retail—1.2%
priceline.com, Inc. (a)	14,900	10,690,750

IT Services—5.3%
Alliance Data Systems Corp. (a) (b)	102,000	12,847,920
Gartner, Inc. (Class A) (a)	212,100	9,043,944
Genpact, Ltd. (a)	486,600	7,931,580
Teradata Corp. (a)	239,300	16,308,295

		46,131,739

Life Sciences Tools & Services—0.5%
Illumina, Inc. (a) (b)	85,000	4,471,850

Machinery—5.0%
CNH Global NV	285,400	11,330,380
Flowserve Corp.	18,800	2,171,588
Navistar International Corp. (a)	211,000	8,534,950
Terex Corp. (b)	365,500	8,223,750
Timken Co.	83,600	4,241,864
Trinity Industries, Inc. (b)	275,700	9,084,315

		43,586,847

Media—2.1%
AMC Networks, Inc. (a)	79,200	3,534,696
CBS Corp. (Class B)	421,400	14,289,674

		17,824,370

Metals & Mining—0.8%
Globe Specialty Metals, Inc. (b)	455,500	6,773,285

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—1.5%
Dollar Tree, Inc. (a)	62,700	$5,924,523
Nordstrom, Inc.	120,100	6,691,972

		12,616,495

Oil, Gas & Consumable Fuels—7.3%
Alpha Natural Resources, Inc. (a)	131,500	2,000,115
Cabot Oil & Gas Corp.	258,400	8,054,328
Consol Energy, Inc.	271,700	9,264,970
Energy XXI Bermuda, Ltd. (a)	67,500	2,437,425
Plains Exploration & Production Co. (a)	328,400	14,006,260
Range Resources Corp.	135,400	7,872,156
SandRidge Energy, Inc. (a) (b)	1,628,600	12,751,938
SM Energy Co.	94,100	6,659,457

		63,046,649

Paper & Forest Products—1.1%
International Paper Co.	271,400	9,526,140

Pharmaceuticals—9.6%
Elan Corp. plc (ADR) (a)	1,256,990	18,867,420
Endo Pharmaceuticals Holdings, Inc. (a)	236,200	9,148,026
Jazz Pharmaceuticals plc (a)	334,511	16,213,748
Teva Pharmaceutical Industries, Ltd. (ADR)	584,600	26,342,076
Viropharma, Inc. (a) (b)	416,585	12,526,711

		83,097,981

Professional Services—2.9%
IHS, Inc. (a)	146,500	13,719,725
Robert Half International, Inc. (b)	374,400	11,344,320

		25,064,045

Real Estate Investment Trusts—0.7%
DuPont Fabros Technology, Inc. (b)	255,900	6,256,755

Semiconductors & Semiconductor Equipment—7.4%
Analog Devices, Inc.	353,500	14,281,400
Avago Technologies, Ltd.	327,200	12,750,984
Broadcom Corp. (a)	419,500	16,486,350
ON Semiconductor Corp. (a)	1,498,500	13,501,485
Xilinx, Inc.	206,800	7,533,724

		64,553,943

Software—5.4%
Check Point Software Technologies, Ltd. (a)	204,500	13,055,280
Citrix Systems, Inc. (a)	29,400	2,319,954
Intuit, Inc.	225,500	13,559,315
TiVo, Inc. (a) (b)	1,468,500	17,607,315

		46,541,864

Specialty Retail—6.8%
Dick’s Sporting Goods, Inc.	100,200	4,817,616

Security Description	Shares/Par Amount	Value

Specialty Retail—(Continued)
Express, Inc. (a)	555,980	$13,888,380
GameStop Corp. (a) (b)	416,000	9,085,440
Limited Brands, Inc.	257,000	12,336,000
The Children’s Place Retail Stores, Inc. (a) (b)	77,500	4,004,425
The Gap, Inc.	193,700	5,063,318
TJX Cos., Inc.	245,200	9,736,892

		58,932,071

Textiles, Apparel & Luxury Goods—1.4%
Fossil, Inc. (a)	92,400	12,194,952

Total Common Stock (Identified Cost $717,992,881)		846,538,045

Short Term Investments—16.4%

Mutual Funds—14.5%
State Street Navigator Securities Lending Prime Portfolio (c)	126,329,669	126,329,669

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $16,191,013 on 04/02/12, collateralized by $16,455,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $16,516,706.	$16,191,000	16,191,000

Total Short Term Investments (Identified Cost $142,520,669)		142,520,669

Total Investments—114.0% (Identified Cost $860,513,550 ) (d)		989,058,714
Liabilities in excess of other assets		(121,254,849)

Net Assets—100.0%		$867,803,865

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $122,688,292 and the collateral received consisted of cash in the amount of $126,329,669. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $860,513,550. The aggregate unrealized appreciation and depreciation of investments was $155,171,454 and $(26,626,290), respectively, resulting in net unrealized appreciation of $128,545,164 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Options Written
Options Written-Call	Counterparty	Expiration Date	Contracts	Premiums Received	Valuation as of March 31, 2012	Unrealized Depreciation
Cubist Pharmaceuticals, Inc.	UBS Securities, LLC	4/21/2012	(560)	$(54,305)	$(67,200)	$(12,895)

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s short term investments assigned to the Level 2 input category are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at the time of purchase of the security.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$846,538,045	$—	$—	$846,538,045
Short Term Investments
Mutual Funds	126,329,669	—	—	126,329,669
Repurchase Agreement	—	16,191,000	—	16,191,000
Total Short Term Investments	126,329,669	16,191,000	—	142,520,669
Total Investments	$972,867,714	$16,191,000	$—	$989,058,714

Written Options
Call Options Written	$(67,200)	$—	$—	$(67,200)

*	See Schedule of Investments for additional detailed categorizations.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—60.6% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—33.7%
Fannie Mae 15 Yr. 4.500%, TBA	$68,600,000	$73,423,437
Fannie Mae 15 Yr. Pool 3.500%, 10/01/26	4,845,296	5,086,689
3.500%, 11/01/26	19,856,137	20,845,371
3.500%, 01/01/27	9,591,934	10,069,805
4.000%, 02/01/25	14,862,978	15,756,796
4.000%, 09/01/25	4,564,815	4,839,330
4.000%, 10/01/25	7,768,157	8,235,312
4.000%, 01/01/26	2,100,337	2,226,645
4.000%, 07/01/26	6,540,188	6,947,803
4.000%, 08/01/26	2,981,615	3,167,443
4.500%, 12/01/20	6,084,801	6,539,145
Fannie Mae 30 Yr. 5.000%, TBA	24,200,000	26,139,780
5.500%, TBA	20,200,000	22,008,530
6.000%, TBA	20,800,000	22,915,751
Fannie Mae 30 Yr. Pool 3.500%, 02/01/42	5,784,949	5,947,333
3.500%, 03/01/42	27,497,485	28,270,530
3.500%, 04/01/42	4,920,000	5,059,743
4.000%, 01/01/41	72,542,632	76,614,868
4.000%, 04/01/41	8,764,913	9,301,146
4.000%, 11/01/41	2,531,029	2,676,384
4.000%, 12/01/41	54,213,687	57,409,101
4.500%, 01/01/41	1,024,404	1,097,894
4.500%, 03/01/41	10,994,268	11,782,986
4.500%, 04/01/41	21,122,753	22,638,077
4.500%, 05/01/41	220,045,955	234,710,022
4.500%, 06/01/41	2,987,450	3,201,767
5.000%, 09/01/33	6,759,427	7,318,715
5.000%, 07/01/34	22,108,093	23,934,029
5.000%, 08/01/34	5,445,819	5,905,206
5.000%, 03/01/35	9,543,131	10,328,274
5.000%, 05/01/35	838,119	906,288
5.000%, 07/01/35	9,814,707	10,622,194
5.000%, 12/01/35	4,135,007	4,477,145
5.500%, 11/01/32	7,413,267	8,146,785
5.500%, 12/01/32	1,245,930	1,369,210
5.500%, 01/01/33	6,147,145	6,755,384
5.500%, 12/01/33	1,633,413	1,795,034
5.500%, 09/01/34	10,880,053	11,937,896
5.500%, 08/01/37	13,004,619	14,291,380
6.000%, 02/01/34	1,168,773	1,305,709
6.000%, 08/01/34	930,565	1,039,592
6.000%, 04/01/35	14,134,919	15,790,999
6.000%, 06/01/36	2,862,257	3,178,822
6.000%, 02/01/38	1,005,883	1,109,275
6.000%, 04/01/38	1,174,239	1,294,936
6.000%, 05/01/38	50,048,795	55,358,662
6.000%, 09/01/39	3,515,370	3,876,705
6.000%, 10/01/40	1,187,407	1,309,458
6.000%, 05/01/41	60,500,000	66,559,456
6.500%, 09/01/38	3,305,074	3,705,514
6.500%, 10/01/38	17,696,014	19,878,760
6.500%, 10/01/39	14,494,911	16,282,812
Fannie Mae ARM Pool 3.055%, 03/01/41 (a)	2,170,938	2,267,384

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 3.151%, 03/01/41 (a)	$2,930,786	$3,051,950
3.307%, 12/01/40 (a)	4,630,654	4,865,652
5.031%, 08/01/38 (a)	3,183,526	3,399,397
Fannie Mae REMICS 5.000%, 04/25/35	740,622	806,243
FHLMC Multifamily Structured Pass-Through Certificates 1.595%, 10/25/18 (a) (b)	25,996,710	2,281,237
1.757%, 08/25/16 (b)	12,640,000	737,986
2.873%, 12/25/21	19,700,000	19,758,470
3.974%, 01/25/21 (a)	8,580,000	9,344,564
Freddie Mac 30 Yr. 4.500%, TBA	2,000,000	2,117,812
5.000%, TBA	42,000,000	45,148,358
5.500%, TBA	1,000,000	1,085,000
Freddie Mac ARM Non-Gold Pool 3.049%, 02/01/41 (a)	3,569,354	3,727,216
Freddie Mac Multi-Family Mortgage Trust (144A) 4.023%, 11/25/44 (a)	1,645,000	1,475,644
Ginnie Mae 30 Yr. 4.000%, TBA	31,800,000	34,125,375
4.500%, TBA	58,800,000	63,972,565
5.000%, TBA	63,200,000	69,796,500
5.500%, TBA	28,700,000	32,072,250
6.000%, TBA	27,000,000	30,467,812
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	57,714	61,948
Ginnie Mae I 30 Yr. Pool 5.500%, 04/15/33	141,388	158,932
6.500%, 04/15/33	107,242	123,593
8.000%, 11/15/29	10,493	11,121
8.500%, 01/15/17	6,974	7,254
8.500%, 02/15/17	2,541	2,550
8.500%, 03/15/17	1,865	1,872
8.500%, 05/15/17	4,212	4,725
8.500%, 11/15/21	3,475	3,488
8.500%, 05/15/22	1,782	2,050
9.000%, 10/15/16	2,562	2,572
Ginnie Mae II 30 Yr. Pool 5.000%, 10/20/33	4,012,717	4,450,435

		1,320,721,883

Federal Agencies—0.6%
Federal National Mortgage Association Zero Coupon, 10/09/19 (c)	7,275,000	5,625,910
5.125%, 01/02/14	7,095,000	7,631,247
5.250%, 08/01/12	3,100,000	3,149,408
Tennessee Valley Authority 5.250%, 09/15/39	4,590,000	5,503,429

		21,909,994

U.S. Treasury—26.3%
U.S. Treasury Bonds 3.125%, 11/15/41	129,495,000	124,214,064
3.125%, 02/15/42	31,538,000	30,232,138

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.500%, 02/15/39	$14,615,000	$15,183,611
4.375%, 05/15/40 (d)	43,338,000	52,080,098
4.375%, 05/15/41	6,600,000	7,934,441
4.750%, 02/15/41 (d)	19,870,000	25,324,931
6.250%, 08/15/23	17,480,000	24,209,800
8.125%, 05/15/21 (d)	10,705,000	16,198,838
8.125%, 08/15/21	975,000	1,484,133
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	15,631,443	14,899,939
2.125%, 02/15/41	9,971,262	13,148,823
U.S. Treasury Notes 0.125%, 09/30/13	78,180,000	77,981,501
0.250%, 01/31/14	5,595,000	5,586,915
0.250%, 02/15/15	42,890,000	42,581,707
0.375%, 03/15/15	19,025,000	18,952,172
0.500%, 08/15/14	14,695,000	14,721,407
0.625%, 01/31/13	1,500,000	1,505,215
0.875%, 12/31/16	58,680,000	58,372,869
0.875%, 02/28/17	138,240,000	137,268,035
1.000%, 03/31/17	75,890,000	75,729,948
1.625%, 03/31/19	30,400,000	30,169,629
2.000%, 02/15/22	120,924,000	118,599,962
2.250%, 07/31/18	110,710,000	116,193,577
2.500%, 04/30/15	4,180,000	4,426,879
2.625%, 08/15/20	6,410,000	6,758,044

		1,033,758,676

Total U.S. Treasury & Government Agencies (Identified Cost $2,355,378,387)		2,376,390,553

Corporate Bonds & Notes—27.6%

Aerospace & Defense—0.0%
AWAS Aviation Capital, Ltd. (144A) 7.000%, 10/17/16	1,356,000	1,413,630

Auto Components—0.0%
BorgWarner, Inc. 4.625%, 09/15/20	1,605,000	1,715,676

Biotechnology—0.0%
Amgen, Inc. 5.150%, 11/15/41	1,870,000	1,877,538

Capital Markets—1.5%
Capital One Capital V 10.250%, 08/15/39 (e)	2,075,000	2,132,062
Credit Suisse AG 5.400%, 01/14/20	1,340,000	1,379,474
Credit Suisse AG (144A) 1.625%, 03/06/15	6,450,000	6,471,840
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (f)	4,775,000	477
Morgan Stanley 5.500%, 07/28/21	9,900,000	9,675,112
State Street Capital Trust IV 1.474%, 06/01/77 (a)	420,000	308,696

Security Description	Par Amount	Value

Capital Markets—(Continued)
The Goldman Sachs Group, Inc. 5.750%, 01/24/22	$28,670,000	$29,493,976
UBS AG (144A) 2.250%, 03/30/17	8,190,000	8,170,025

		57,631,662

Chemicals—0.4%
CF Industries, Inc. 7.125%, 05/01/20	7,010,000	8,350,663
Lyondell Chemical Co. 11.000%, 05/01/18	4,722,432	5,218,287
The Dow Chemical Co. 4.125%, 11/15/21 (e)	3,410,000	3,508,020

		17,076,970

Commercial Banks—3.0%
ABN Amro Bank NV 6.375%, 04/27/21 (EUR)	880,000	1,181,778
Barclays Bank plc (144A) 5.926%, 09/29/49 (a)	1,275,000	1,179,375
Capital One Financial Corp. 4.750%, 07/15/21 (e)	8,830,000	9,291,120
CIT Group, Inc. (144A) 7.000%, 05/02/16	150,000	150,375
7.000%, 05/02/17 (e)	1,060,000	1,062,650
Commerzbank AG 6.375%, 03/22/19 (EUR)	2,300,000	2,611,064
Discover Bank 7.000%, 04/15/20	2,780,000	3,189,928
8.700%, 11/18/19	2,855,000	3,552,736
DnB NOR Boligkreditt (144A) 2.900%, 03/29/17	15,930,000	16,457,952
Fifth Third Capital Trust IV 6.500%, 04/15/67 (a)	3,870,000	3,850,650
HSBC Bank Brasil S.A. (144A) 4.000%, 05/11/16 (a)	13,340,000	13,440,050
HSBC Bank plc (144A) 3.100%, 05/24/16 (e)	6,615,000	6,738,118
HSBC Holdings plc 6.100%, 01/14/42	2,995,000	3,484,754
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	8,225,000	9,320,570
6.000%, 10/01/17	10,295,000	11,779,652
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13 (e)	3,785,000	3,829,663
Sparebank 1 Boligkreditt AS (144A) 1.250%, 10/25/14	9,160,000	9,211,012
2.300%, 06/30/17	4,845,000	4,828,527
Wells Fargo & Co. 3.500%, 03/08/22	10,940,000	10,770,091

		115,930,065

Construction Materials—0.0%
Lafarge S.A. 7.125%, 07/15/36 (e)	722,000	665,989

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Consumer Finance—0.6%
Capital One Capital VI 8.875%, 05/15/40	$6,620,000	$6,664,486
Ford Motor Credit Co., LLC 6.625%, 08/15/17	5,020,000	5,562,828
SLM Corp. 6.000%, 01/25/17 (e)	8,440,000	8,693,200
6.250%, 01/25/16	3,996,000	4,155,840

		25,076,354

Containers & Packaging—0.5%
Reynolds Group Issuer, Inc. (144A) 6.875%, 02/15/21	10,745,000	11,121,075
7.875%, 08/15/19	6,110,000	6,568,250

		17,689,325

Diversified Financial Services—3.1%
Bank of America Corp. 3.875%, 03/22/17 (e)	5,675,000	5,706,298
5.700%, 01/24/22	2,505,000	2,651,753
6.500%, 08/01/16	3,075,000	3,380,913
7.625%, 06/01/19	3,375,000	3,891,766
BP Capital Markets plc 3.125%, 10/01/15	2,000,000	2,113,936
Citigroup, Inc. 4.587%, 12/15/15	21,520,000	22,662,712
5.000%, 09/15/14	2,770,000	2,868,692
8.500%, 05/22/19	4,520,000	5,572,609
General Electric Capital Corp. 0.702%, 04/10/12 (a) (e)	4,740,000	4,740,403
2.125%, 12/21/12	3,560,000	3,608,711
JPMorgan Chase & Co. 3.150%, 07/05/16 (e)	9,614,000	9,910,726
JPMorgan Chase Capital XXV 6.800%, 10/01/37	2,040,000	2,051,424
Kinder Morgan Finance Co. ULC 5.700%, 01/05/16	5,130,000	5,412,150
Newcrest Finance Pty, Ltd. (144A) 4.450%, 11/15/21	3,775,000	3,813,713
Petrobras International Finance Co. 3.875%, 01/27/16	8,145,000	8,573,451
5.750%, 01/20/20	8,660,000	9,593,548
Sprint Capital Corp. 6.875%, 11/15/28	4,273,000	3,268,845
Swiss Re Capital I L.P. (144A) 6.854%, 05/29/49 (a)	5,050,000	4,767,054
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	2,000,000	2,024,558
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	2,850,000	2,999,748
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	4,800,000	4,858,939
Virgin Media Secured Finance plc 6.500%, 01/15/18	3,110,000	3,378,237
WEA Finance, LLC (144A) 4.625%, 05/10/21	2,910,000	2,943,736
Woodside Finance, Ltd. (144A) 4.600%, 05/10/21 (e)	1,940,000	2,017,773

		122,811,695

Security Description	Par Amount	Value

Diversified Telecommunication Services—1.0%
CCH II, LLC 13.500%, 11/30/16	$11,930,000	$13,600,200
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19	2,216,000	2,329,570
7.250%, 10/15/20 (e)	1,330,000	1,398,163
11.250%, 06/15/16	1,940,000	2,041,850
Level 3 Escrow, Inc. (144A) 8.125%, 07/01/19	5,270,000	5,441,275
Verizon Communications, Inc. 3.500%, 11/01/21	5,030,000	5,146,002
6.100%, 04/15/18	2,113,000	2,543,965
6.400%, 02/15/38	6,149,000	7,448,382

		39,949,407

Electric Utilities—1.4%
Alabama Power Co. 3.950%, 06/01/21	4,350,000	4,636,265
Constellation Energy Group, Inc. 7.600%, 04/01/32	1,575,000	2,047,739
Duke Energy Carolinas, LLC 4.250%, 12/15/41 (e)	3,680,000	3,671,760
Energy Future Intermediate Co., LLC 10.000%, 12/01/20	18,170,000	19,805,300
Florida Power & Light Co. 5.950%, 02/01/38	3,735,000	4,695,007
Florida Power Corp. 6.400%, 06/15/38	1,300,000	1,691,408
Georgia Power Co. 3.000%, 04/15/16	4,900,000	5,182,073
Jersey Central Power & Light Co. 7.350%, 02/01/19 (e)	2,335,000	2,921,828
PacifiCorp. 4.100%, 02/01/42 (e)	2,700,000	2,595,000
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,386,757
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	2,527,000	2,717,634
8.875%, 11/15/18	1,390,000	1,835,152
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	1,525,000	1,609,772

		54,795,695

Energy Equipment & Services—0.1%
Noble Holding International, Ltd. 5.250%, 03/15/42	3,400,000	3,377,645

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc. 6.500%, 08/15/37	3,000,000	3,949,647

Food Products—0.3%
Kraft Foods, Inc. 6.500%, 08/11/17 (a)	1,540,000	1,857,740
6.500%, 02/09/40	6,540,000	8,047,686

		9,905,426

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Gas Utilities—0.2%
Boston Gas Co. (144A) 4.487%, 02/15/42 (e)	$2,800,000	$2,810,900
KeySpan Gas East Corp. (144A) 5.819%, 04/01/41	3,630,000	4,339,190

		7,150,090

Health Care Equipment & Supplies—0.3%
Boston Scientific Corp. 6.250%, 11/15/15 (a)	12,319,000	13,603,564

Health Care Providers & Services—0.9%
HCA, Inc. 6.500%, 02/15/20	7,792,000	8,181,600
7.250%, 09/15/20 (e)	8,300,000	9,036,625
Tenet Healthcare Corp. 8.875%, 07/01/19	9,053,000	10,139,360
Tenet Healthcare Corp. (144A) 6.250%, 11/01/18 (e)	4,710,000	4,863,075
UnitedHealth Group, Inc. 3.375%, 11/15/21 (e)	1,560,000	1,601,284

		33,821,944

Hotels, Restaurants & Leisure—0.5%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	3,100,000	3,379,000
MGM Resorts International 10.375%, 05/15/14	3,990,000	4,523,663
11.125%, 11/15/17	5,410,000	6,120,062
Wyndham Worldwide Corp. 4.250%, 03/01/22 (e)	7,015,000	6,876,980

		20,899,705

Insurance—1.7%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (a)	5,500,000	6,939,973
American International Group, Inc. 5.450%, 05/18/17	3,540,000	3,805,642
8.175%, 05/15/58 (a)	2,770,000	2,932,045
AXA S.A. 5.250%, 04/16/40 (EUR) (a)	4,150,000	4,735,643
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (e)	2,100,000	2,110,460
Fairfax Financial Holdings, Ltd. (144A) 5.800%, 05/15/21	4,194,000	4,002,993
Hartford Financial Services Group, Inc. 6.000%, 01/15/19	3,420,000	3,735,861
ING Verzekeringen NV 3.269%, 06/21/21 (EUR) (a)	880,000	1,091,594
Lincoln National Corp. 7.000%, 06/15/40	2,665,000	3,129,813
Manulife Financial Corp. 3.400%, 09/17/15	4,510,000	4,642,526
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (a)	3,100,000	4,095,423
Prudential Financial, Inc. 4.500%, 11/15/20 (e)	2,500,000	2,652,347
4.750%, 09/17/15	8,550,000	9,281,102

Security Description	Par Amount	Value

Insurance—(Continued)
Prudential Financial, Inc. 5.375%, 06/21/20 (e)	$3,000,000	$3,360,177
7.375%, 06/15/19 (e)	3,860,000	4,771,412
XL Group plc 6.500%, 12/29/49 (a) (e)	5,615,000	4,730,637

		66,017,648

IT Services—0.0%
First Data Corp. (144A) 7.375%, 06/15/19 (e)	1,245,000	1,268,344
8.250%, 01/15/21	445,000	434,987

		1,703,331

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 6.000%, 03/01/20	2,250,000	2,574,063

Media—2.5%
CBS Corp. 4.625%, 05/15/18 (e)	1,525,000	1,660,487
5.750%, 04/15/20	1,540,000	1,770,501
8.875%, 05/15/19	2,705,000	3,553,916
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	12,038,000	13,191,563
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	3,251,575
Comcast Corp. 5.875%, 02/15/18	2,684,000	3,176,425
6.950%, 08/15/37	958,000	1,212,899
COX Communications, Inc. (144A) 8.375%, 03/01/39	9,635,000	13,565,656
CSC Holdings, LLC 8.500%, 04/15/14 (e)	2,710,000	3,014,875
DIRECTV Holdings, LLC 6.375%, 03/01/41	4,774,000	5,387,750
DIRECTV Holdings, LLC (144A) 5.150%, 03/15/42 (e)	2,176,000	2,119,824
NBCUniversal Media, LLC 4.375%, 04/01/21	1,990,000	2,131,579
5.150%, 04/30/20	21,753,000	24,620,154
News America, Inc. 6.650%, 11/15/37	295,000	343,863
QVC, Inc. (144A) 7.500%, 10/01/19	4,045,000	4,439,387
The Interpublic Group of Cos., Inc. 4.000%, 03/15/22 (e)	1,000,000	979,209
Time Warner Cable, Inc. 5.500%, 09/01/41 (a)	4,900,000	5,132,887
5.875%, 11/15/40	4,655,000	5,015,660
Time Warner, Inc. 4.700%, 01/15/21	1,230,000	1,343,805
6.100%, 07/15/40	1,610,000	1,801,843

		97,713,858

Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc. 2.150%, 03/01/17	1,785,000	1,768,342

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Novelis, Inc. 8.750%, 12/15/20 (e)	$7,985,000	$8,743,575

		10,511,917

Multi-Utilities—0.5%
Dominion Resources, Inc. 1.950%, 08/15/16	6,100,000	6,183,918
MidAmerican Energy Holdings Co. 5.950%, 05/15/37 (e)	5,890,000	6,878,689
6.500%, 09/15/37 (e)	4,650,000	5,809,743

		18,872,350

Multiline Retail—0.6%
Dollar General Corp. 11.875%, 07/15/17 (g)	4,285,000	4,649,268
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	11,835,000	13,581,266
7.450%, 07/15/17	5,789,000	7,027,933

		25,258,467

Oil, Gas & Consumable Fuels—4.1%
Anadarko Petroleum Corp. 5.950%, 09/15/16	11,649,000	13,430,097
6.375%, 09/15/17	9,851,000	11,705,126
Consol Energy, Inc. 8.000%, 04/01/17	1,457,000	1,518,923
8.250%, 04/01/20	1,123,000	1,173,535
El Paso Pipeline Partners Operating Co., LLC 6.500%, 04/01/20	5,560,000	6,213,294
Ensco plc 3.250%, 03/15/16	1,020,000	1,064,124
4.700%, 03/15/21 (e)	3,547,000	3,826,794
Enterprise Products Operating, LLC 5.950%, 02/01/41	2,000,000	2,228,082
6.125%, 10/15/39	2,250,000	2,533,844
6.300%, 09/15/17	6,900,000	8,134,258
Kinder Morgan Energy Partners, L.P. 5.950%, 02/15/18 (e)	9,575,000	11,182,844
6.375%, 03/01/41	960,000	1,053,697
6.550%, 09/15/40	680,000	761,603
Linn Energy, LLC (144A) 6.250%, 11/01/19 (e)	7,025,000	6,814,250
Marathon Petroleum Corp. 6.500%, 03/01/41	7,084,000	7,652,420
MEG Energy Corp. (144A) 6.500%, 03/15/21	7,455,000	7,809,113
OGX Petroleo e Gas Participacoes S.A. (144A) 8.500%, 06/01/18	1,385,000	1,439,015
Peabody Energy Corp. (144A) 6.250%, 11/15/21 (e)	7,600,000	7,448,000
Plains Exploration & Production Co. 6.750%, 02/01/22	4,375,000	4,571,875
10.000%, 03/01/16 (e)	1,060,000	1,171,300
Pride International, Inc. 6.875%, 08/15/20	1,450,000	1,768,224
Range Resources Corp. 5.750%, 06/01/21	1,060,000	1,113,000

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp. 7.250%, 05/01/18	$13,740,000	$14,495,700
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	4,319,000	3,973,480
Transocean, Inc. 5.050%, 12/15/16	8,600,000	9,209,964
6.375%, 12/15/21 (e)	16,585,000	18,660,911
6.500%, 11/15/20	3,425,000	3,829,575
Western Gas Partners, L.P. 5.375%, 06/01/21	6,860,000	7,353,920

		162,136,968

Paper & Forest Products—0.2%
International Paper Co. 4.750%, 02/15/22 (e)	4,105,000	4,325,902
6.000%, 11/15/41	4,330,000	4,700,089
7.500%, 08/15/21 (e)	625,000	787,818

		9,813,809

Real Estate Investment Trusts—0.6%
ERP Operating, L.P. 4.625%, 12/15/21	4,955,000	5,217,303
Hospitality Properties Trust 5.625%, 03/15/17	1,992,000	2,124,709
Ventas Realty, L.P. 4.750%, 06/01/21	2,635,000	2,658,623
Vornado Realty L.P. 5.000%, 01/15/22 (e)	11,935,000	12,194,586

		22,195,221

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19 (e)	4,763,000	4,763,000

Road & Rail—0.3%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	9,565,000	10,920,657

Software—0.1%
Oracle Corp. 5.375%, 07/15/40	4,100,000	4,740,703

Thrifts & Mortgage Finance—0.1%
Northern Rock Asset Management plc (144A) 5.625%, 06/22/17	2,925,000	3,132,257

Wireless Telecommunication Services—1.2%
America Movil SAB de C.V. 2.375%, 09/08/16	7,975,000	8,073,292
Cricket Communications, Inc. 7.750%, 05/15/16	2,420,000	2,553,100
Crown Castle Towers, LLC (144A) 6.113%, 01/15/40	16,100,000	17,893,991
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (e)	270,000	284,175
SBA Tower Trust (144A) 5.101%, 04/15/42	3,780,000	4,079,523
Sprint Nextel Corp. (144A) 9.000%, 11/15/18 (e)	11,680,000	12,818,800

		45,702,881

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Yankee—1.3%
Hydro Quebec 8.050%, 07/07/24 (a)	$18,590,000	$26,756,903
8.400%, 01/15/22	4,455,000	6,286,615
9.400%, 02/01/21	3,835,000	5,621,236
Nexen, Inc. 7.500%, 07/30/39	9,090,000	11,161,175

		49,825,929

Total Corporate Bonds & Notes (Identified Cost $1,058,722,585)		1,085,225,086

Mortgage-Backed Securities—9.0%

Collateralized-Mortgage Obligation—2.0%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	4,696,944	3,755,747
Bear Stearns Adjustable Rate Mortgage Trust 5.374%, 11/25/34 (a)	1,647,640	1,534,162
Countrywide Alternative Loan Trust 0.432%, 03/20/47 (a)	4,007,137	2,147,213
5.500%, 11/25/35	3,308,219	2,511,408
5.500%, 04/25/37	2,536,241	1,600,282
Countrywide Home Loan Mortgage Pass-Through Trust 0.442%, 04/25/46 (a)	1,506,801	850,387
5.500%, 09/25/35	3,598,944	3,419,011
6.000%, 04/25/36	2,510,451	1,929,515
6.250%, 09/25/36	2,899,640	2,170,891
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	4,811	4,161
Credit Suisse Mortgage Capital Certificates (144A) 2.830%, 03/27/37 (a)	3,232,336	3,042,621
4.736%, 08/27/46 (a)	5,730,601	5,005,633
5.221%, 05/27/36 (a)	5,971,305	5,668,303
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.442%, 02/25/47 (a)	1,141,217	680,245
0.642%, 04/25/35 (a)	1,412,453	1,043,380
GMAC Mortgage Corp. Loan Trust 5.322%, 04/19/36 (a)	4,946,213	4,037,970
GSR Mortgage Loan Trust 5.132%, 11/25/35 (a)	6,655,780	6,389,442
6.000%, 07/25/37	3,534,525	2,947,522
Harborview Mortgage Loan Trust 0.412%, 12/19/36 (a)	7,195,398	3,885,709
Indymac INDA Mortgage Loan Trust 5.487%, 09/25/36 (a)	8,963,003	6,773,620
JPMorgan Mortgage Trust 5.500%, 03/25/22	358,119	331,133
5.875%, 06/25/21	425,544	415,283
6.500%, 08/25/36	1,707,025	1,563,517
Merrill Lynch Mortgage Investors, Inc. 2.861%, 05/25/36 (a)	4,714,619	3,205,559
Residential Funding Mortgage Securities I 5.500%, 11/25/35	2,758,029	2,684,296
6.000%, 04/25/37	3,668,739	2,991,006

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Structured Adjustable Rate Mortgage Loan Trust 5.711%, 04/25/47 (a)	$3,477,866	$2,320,522
WaMu Mortgage Pass-Through Certificates 2.540%, 08/25/35 (a)	1,988,204	1,743,836
Wells Fargo Mortgage Backed Securities Trust 2.703%, 07/25/36 (a)	3,671,860	3,605,465
6.000%, 08/25/36	501,545	499,943

		78,757,782

Commercial Mortgage-Backed Securities—7.0%
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,296,985
5.448%, 09/10/47	685,000	663,469
5.633%, 06/10/49 (a)	1,208,528	1,227,697
Banc of America Large Loan, Inc. (144A) 1.992%, 11/15/15 (a)	12,490,178	11,678,404
5.010%, 12/20/41 (a)	8,165,000	8,658,199
Banc of America Re-Remic Trust (144A) 5.383%, 11/15/16	5,000,000	5,349,960
Bear Stearns Commercial Mortgage Securities 5.449%, 12/11/40 (a)	780,000	810,918
Commercial Mortgage Pass-Through Certificates 5.167%, 06/10/44 (a)	7,050,000	7,537,620
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	9,764,037	9,959,474
4.829%, 11/15/37	9,110,000	9,802,752
Credit Suisse Mortgage Capital Certificates 5.448%, 01/15/49 (a)	766,152	778,363
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	3,465,000	3,802,307
DBRR Trust 5.740%, 06/17/49 (a)	3,600,000	4,006,184
Extended Stay America Trust (144A) 4.221%, 11/05/27 (a)	17,440,000	17,633,026
4.860%, 11/05/27 (a)	2,120,000	2,146,572
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	4,345,392	4,428,072
GMAC Commercial Mortgage Securities, Inc. 5.290%, 11/10/45 (a)	6,190,000	6,318,839
Greenwich Capital Commercial Funding Corp. 4.799%, 08/10/42 (a)	10,480,000	11,343,447
5.883%, 07/10/38 (a)	1,850,000	1,575,630
GS Mortgage Securities Corp. II 5.787%, 08/10/45 (a)	16,995,000	18,859,301
JPMorgan Chase Commercial Mortgage Securities Corp. 5.115%, 07/15/41	8,220,000	8,759,035
5.445%, 12/12/44 (a)	2,010,000	2,069,751
5.447%, 06/12/47	4,803,218	5,041,247
5.481%, 12/12/44 (a)	4,000,000	4,435,516

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 5.816%, 06/15/49 (a)	$2,169,237	$2,325,500
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 4.158%, 01/12/39	3,733,307	3,881,803
5.951%, 06/15/43	8,060,000	8,857,787
LB Commercial Conduit Mortgage Trust 5.937%, 07/15/44 (a)	4,000,000	4,555,352
LB-UBS Commercial Mortgage Trust 4.633%, 09/15/27 (a)	4,059,022	4,084,463
5.156%, 02/15/31	4,580,000	5,095,598
5.347%, 11/15/38	7,141,255	8,003,947
5.378%, 11/15/38	850,000	852,377
5.858%, 07/15/40 (a)	1,825,000	2,064,028
5.866%, 09/15/45 (a)	6,725,000	7,618,652
5.886%, 06/15/38 (a)	860,000	912,445
Merrill Lynch Mortgage Trust 4.864%, 08/12/39 (a)	4,500,000	4,829,342
5.047%, 07/12/38 (a)	2,500,000	2,760,955
Morgan Stanley 2007-XLC 1, Ltd. 0.556%, 07/17/17 (a)	6,070,447	5,706,220
Morgan Stanley Capital I 5.842%, 06/11/49 (a)	2,200,000	2,214,102
Morgan Stanley Capital I (144A) 2.896%, 03/15/45 (a)	46,205,000	7,163,623
6.340%, 07/15/30	3,050,000	3,210,964
Morgan Stanley Reremic Trust (144A) Zero Coupon, 07/17/56	6,440,000	5,651,100
2.000%, 07/27/49 (h)	7,975,000	7,998,127
2.500%, 03/23/51	9,329,401	9,376,048
3.000%, 07/17/56	4,157,068	4,177,854
RBSCF Trust (144A) 5.899%, 02/16/51 (a)	10,000,000	11,154,670
Wachovia Bank Commercial Mortgage Trust 5.416%, 01/15/45 (a)	5,000,000	5,546,445
5.899%, 02/15/51 (a)	3,870,000	4,287,883

		274,512,053

Total Mortgage-Backed Securities (Identified Cost $346,971,759)		353,269,835

Asset-Backed Securities—7.0%

Asset Backed—Automobile—3.6%
AmeriCredit Automobile Receivables Trust 3.190%, 10/12/16 (a)	6,270,000	6,473,497
3.440%, 10/08/17 (a)	5,300,000	5,404,933
CarMax Auto Owner Trust 1.760%, 08/15/17	2,075,000	2,066,244
2.200%, 10/16/17	1,250,000	1,244,499
3.090%, 08/15/18	1,560,000	1,553,263
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	5,830,000	5,823,790
2.200%, 09/16/19	10,500,000	10,498,845
DT Auto Owner Trust (144A) 4.030%, 02/15/17	2,355,000	2,355,832

Security Description	Par Amount	Value

Asset Backed—Automobile—(Continued)
Ford Credit Floorplan Master Owner Trust 1.142%, 01/15/16 (a)	$1,820,000	$1,820,000
1.742%, 01/15/16 (a)	4,765,000	4,764,998
2.320%, 01/15/19	2,445,000	2,429,877
2.342%, 01/15/16 (a)	4,460,000	4,459,996
2.860%, 01/15/19	1,125,000	1,117,941
3.510%, 01/15/19	1,980,000	1,967,668
Globaldrive BV 4.000%, 10/20/16 (EUR)	1,070,886	1,440,243
Hyundai Auto Receivables Trust 2.610%, 05/15/18	5,570,000	5,555,006
Santander Consumer Acquired Receivables Trust (144A) 1.660%, 08/15/16	470,396	466,486
2.010%, 08/15/16	2,630,254	2,607,552
3.190%, 10/15/15	3,520,000	3,514,332
Santander Drive Auto Receivables Trust 2.720%, 05/16/16 (a)	2,410,000	2,450,677
3.620%, 02/15/18 (a)	16,830,000	16,861,228
3.780%, 11/15/17 (a)	3,250,000	3,324,815
3.870%, 02/15/18 (a)	10,135,000	10,158,884
3.890%, 07/17/17	5,780,000	5,907,043
4.010%, 02/15/17	12,000,000	12,040,283
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	2,548,179	2,542,081
2.100%, 09/15/14 (a)	4,195,000	4,216,593
2.240%, 12/15/14	4,910,000	4,928,842
2.860%, 06/15/17	8,310,573	8,333,709
3.020%, 10/17/16 (a)	4,405,000	4,377,757

		140,706,914

Asset Backed—Home Equity—0.3%
ACE Securities Corp. 0.572%, 11/25/35 (a)	6,465,000	5,192,617
GSAA Trust 0.522%, 10/25/35 (a)	6,341,126	4,809,883
Option One Mortgage Loan Trust 1.367%, 11/25/32 (a)	255,361	168,924

		10,171,424

Asset Backed—Other—2.1%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	4,700,501	4,697,294
4.070%, 01/15/48	2,182,005	2,222,297
4.210%, 02/16/65 (a)	4,930,000	4,974,674
5.560%, 07/15/59	5,803,647	6,312,136
AEP Texas Central Transition Funding, LLC 2.845%, 03/01/26	11,400,000	11,261,808
AH Mortgage Advance Trust (144A) 2.980%, 03/13/43 (a)	6,205,000	6,205,000
CenterPoint Energy Transition Bond Co., LLC 3.028%, 10/15/25 (a)	10,995,000	11,068,287
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (a)	1,045,578	1,077,752
Countrywide Asset-Backed Certificates 3.357%, 01/25/37 (a)	5,004,383	3,445,548

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed—Other—(Continued)
First Franklin Mortgage Loan Asset Backed Certificates 0.452%, 12/25/36 (a)	$16,130,000	$6,720,419
Ford Credit Floorplan Master Owner Trust 2.370%, 09/15/15	4,257,000	4,263,755
2.860%, 09/15/15	2,955,000	2,959,468
Ford Credit Floorplan Master Owner Trust (144A) 2.070%, 09/15/15	3,340,000	3,364,312
2.410%, 09/15/15	1,790,000	1,802,802
Knollwood CDO, Ltd. (144A) 3.783%, 01/10/39 (a)	689,381	7
Merrill Lynch First Franklin Mortgage Loan Trust 0.482%, 05/25/37 (a)	16,380,000	6,730,247
PFS Financing Corp. (144A) 1.442%, 02/15/16 (a)	4,770,000	4,769,999
Residential Asset Mortgage Products, Inc. 0.362%, 05/25/37 (a)	290,194	287,446

		82,163,251

Asset Backed—Student Loan—1.0%
Nelnet Student Loan Trust 0.603%, 08/23/27 (a)	1,190,000	1,127,770
2.141%, 11/25/24 (a)	6,095,000	6,282,411
Scholar Funding Trust (144A) 1.453%, 10/28/43 (a)	3,362,447	3,234,282
SLM Student Loan Trust 0.654%, 03/15/23 (a)	9,690,334	9,288,127
0.674%, 06/15/21 (a)	401,416	384,419
1.574%, 01/25/18 (a)	5,545,000	5,664,114
2.260%, 07/25/23 (a)	7,300,000	7,561,133
SLM Student Loan Trust (144A) 1.642%, 08/15/25 (a)	3,540,860	3,548,942
3.830%, 01/17/45	3,365,000	3,353,634

		40,444,832

Total Asset-Backed Securities (Identified Cost $274,656,926)		273,486,421

Foreign Government—2.3%

Sovereign—2.3%
Brazilian Government International Bond 7.125%, 01/20/37	1,520,000	2,086,200
Buoni Poliennali Del Tes 5.000%, 03/01/22 (EUR)	16,050,000	21,200,383
Mexico Government International Bond 5.125%, 01/15/20 (e)	7,480,000	8,583,300
5.625%, 01/15/17	2,130,000	2,463,345
Peruvian Government International Bond 6.550%, 03/14/37	870,000	1,108,380
Poland Government International Bond 5.000%, 03/23/22	3,500,000	3,689,070
5.125%, 04/21/21	3,525,000	3,764,700
6.375%, 07/15/19	1,110,000	1,290,375
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (a)	15,510,125	18,553,987

Security Description	Notional/Par Amount	Value

Sovereign—(Continued)
Russian Foreign Bond-Eurobond (144A) 4.500%, 04/04/22	$11,200,000	$11,166,400
South Africa Government International Bond 4.665%, 01/17/24	2,600,000	2,658,500
5.500%, 03/09/20	2,680,000	2,988,200
Turkey Government International Bond 5.625%, 03/30/21	2,620,000	2,733,970
6.250%, 09/26/22	4,880,000	5,246,000
7.000%, 03/11/19	2,320,000	2,650,600

Total Foreign Government (Identified Cost $87,335,514)		90,183,410

Options Purchased—0.2%

Call Options—0.1%
30 Year Right-to-Receive Fixed Swaption 2.65%, Expires 05/01/12 (Counterparty-Bank of America N.A.)	35,100,000	47,698
USD Currency, Strike Price JPY 85, Expires 08/24/12 (Counterparty-Citibank N.A.)	64,975,000	927,258
USD Currency, Strike Price JPY 85, Expires 08/24/12 (Counterparty-Goldman Sachs & Co.)	64,975,000	927,258

		1,902,214

Put Options—0.1%
10 Year Right-to-Pay Fixed Swaption 4.50%, Expires 03/20/17 (Counterparty-Deutsche Bank Securities, Inc.)	21,900,000	942,234
30 Year Right-to-Pay Fixed Swaption 2.95%, Expires 06/14/12 (Counterparty-Royal Bank of Scotland)	12,600,000	601,050
30 Year Right-to-Pay Fixed Swaption 3.50%, Expires 11/08/12 (Counterparty-Bank of America N.A.)(EUR)	34,900,000	270,871
5 Year Right-to-Pay Fixed Swaption 2.13%, Expires 03/21/13 (Counterparty-Deutsche Bank Securities, Inc.)	62,900,000	571,252
AUD Currency, Strike Price USD 1.00, Expires 06/27/12 (Counterparty-Citibank N.A.) (AUD)	91,695,000	1,373,633
EUR Currency, Strike Price USD 1.30, Expires 04/12/12 (Counterparty-Citibank N.A.) (EUR)	110,040,000	101,558
Eurodollar Midcurve 2 Year Futures @99, Expires 05/11/12	5,617,500	603,881

		4,464,479

Total Options Purchased (Identified Cost $9,504,376)		6,366,693

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	2,360,000	2,632,957

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Municipal Bonds & Notes—(Continued)

Security Description	Shares/Par Amount	Value

Municipal Agency—(Continued)
New York City Municipal Water Finance Authority 5.500%, 06/15/43	$2,825,000	$3,200,047

Total Municipal Bonds & Notes (Identified Cost $5,110,433)		5,833,004

Preferred Stock—0.1%

Diversified Financial Services—0.1%
Citigroup Capital XIII	147,339	4,007,621

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (i)	70,000	97,300
Federal National Mortgage Association (Series S) (i)	70,000	96,600

		193,900

Total Preferred Stock (Identified Cost $4,119,535)		4,201,521

Short Term Investments—10.8%

Mutual Funds—2.3%
State Street Navigator Securities Lending Prime Portfolio (j)	92,764,880	92,764,880

Repurchase Agreement—8.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $332,185,277 on 04/02/12, collateralized by $337,565,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $338,830,869.	$332,185,000	332,185,000

Total Short Term Investments (Identified Cost $424,949,880)		424,949,880

Total Investments—117.7% (Identified Cost $4,566,749,395) (k)		4,619,906,403
Liabilities in excess of other assets		(695,701,704)

Net Assets—100.0%		$3,924,204,699

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2012, the market value of securities pledged was $797,283.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $6,293,557.
(e)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $90,594,308 and the collateral received consisted of cash in the amount of $92,764,880. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	Non-Income Producing; Defaulted Bond.
(g)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(h)	Security was valued in good faith under procedures approved by the Board of Directors.
(i)	Non-Income Producing.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,566,749,395. The aggregate unrealized appreciation and depreciation of investments was $88,189,654 and $(35,032,646), respectively, resulting in net unrealized appreciation of $53,157,008 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $442,869,923, which is 11.3% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen

TBA Sale Commitments
Security Description	Face Amount	Value
Fannie Mae
3.500% (15 Year TBA)	$(3,200,000)	$(3,356,000)
3.500% (30 Year TBA)	(8,600,000)	(8,831,125)
4.000% (15 Year TBA)	(34,300,000)	(36,341,920)
4.000% (30 Year TBA)	(88,220,000)	(92,309,625)
4.500% (30 Year TBA)	(171,200,000)	(182,052,884)
5.000% (30 Year TBA)	(900,000)	(970,594)
5.500% (30 Year TBA)	(60,500,000)	(65,812,653)

Total TBA Sale Commitments (Proceeds $(388,336,213))		$(389,674,801)

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sold)	Citibank N.A.	4/10/2012	9,002,500	$9,567,452	$9,317,845	$249,607
Australian Dollar (sold)	Citibank N.A.	4/12/2012	25,890,000	26,828,642	26,790,822	37,820
Australian Dollar (sold)	UBS AG	4/10/2012	18,005,000	19,123,471	18,635,690	487,781
Australian Dollar (sold)	UBS AG	4/12/2012	9,005,000	9,543,139	9,318,322	224,817
Australian Dollar (bought)	Citibank N.A.	4/12/2012	25,890,000	26,826,571	26,790,822	(35,749)
Canadian Dollar (sold)	Royal Bank of Scotland plc	4/11/2012	4,109,500	4,024,061	4,119,275	(95,214)
Euro (sold)	Citibank N.A.	4/18/2012	15,290,000	20,002,837	20,393,567	(390,730)
Euro (sold)	Citibank N.A.	4/18/2012	35,360,000	45,419,920	47,162,626	(1,742,706)
Euro (sold)	Deutsche Bank AG	4/18/2012	22,558,000	29,663,770	30,087,514	(423,744)
Euro (bought)	Citibank N.A.	4/18/2012	11,159,000	14,700,911	14,883,703	182,792
Euro (bought)	Deutsche Bank AG	4/18/2012	17,287,000	23,249,753	23,057,135	(192,618)
Euro (bought)	Royal Bank of Scotland plc	4/18/2012	7,670,000	10,240,025	10,230,128	(9,897)
Japanese Yen (sold)	Citibank N.A.	6/18/2012	852,791,500	10,340,000	10,310,192	29,808
Japanese Yen (sold)	Deutsche Bank AG	6/18/2012	812,929,282	9,725,000	9,828,260	(103,260)
Philippine Peso (sold)	Morgan Stanley Capital Services	4/17/2012	525,333,000	12,300,000	12,222,921	77,079
Philippine Peso (bought)	Royal Bank of Scotland plc	4/17/2012	522,757,909	12,300,000	12,163,006	(136,994)
Singapore Dollar (sold)	Standard Chartered Bank	4/17/2012	15,522,477	12,300,000	12,348,475	(48,475)
Singapore Dollar (bought)	HSBC Bank	4/17/2012	15,269,220	12,300,000	12,147,003	(152,997)

Net Unrealized Depreciation						$(2,042,680)

Futures Contracts
Futures Contracts–Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/18/2012	59	$14,661,245	$14,680,675	$19,430
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/17/2012	66	16,387,676	16,419,150	31,474
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/17/2012	47	11,669,642	11,688,900	19,258
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/18/2013	27	6,617,716	6,712,875	95,159
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/17/2013	67	16,502,961	16,648,663	145,702
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/16/2013	86	20,975,137	21,353,800	378,663
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/2013	56	13,591,626	13,890,800	299,174
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/17/2014	5	1,225,523	1,239,000	13,477
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/16/2014	5	1,222,273	1,237,375	15,102
U.S. Treasury Notes 2 Year Futures	Chicago Board of Trade	6/29/2012	1,133	249,488,198	249,419,329	(68,869)
U.S. Treasury Notes 5 Year Futures	Chicago Board of Trade	6/29/2012	1,398	171,446,871	171,309,610	(137,261)
U.S. Treasury Bonds 30 Year Futures	Chicago Board of Trade	6/20/2012	1,542	215,401,780	212,410,500	(2,991,280)

Futures Contracts–Short
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/16/2015	(852)	(210,040,532)	(209,783,700)	256,832
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/15/2015	(852)	(209,666,857)	(209,379,000)	287,857
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/14/2015	(852)	(209,302,132)	(208,984,950)	317,182
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/14/2015	(852)	(208,940,436)	(208,601,550)	338,886
German Euro Bobl Futures	Eurex Deutschland	6/7/2012	(11)	(1,821,644)	(1,820,780)	864
German Euro Bund Futures	Eurex Deutschland	6/7/2012	(124)	(22,904,777)	(22,903,304)	1,472
U.K. Long Gilt Bond Futures	NYSE Euronext Liffe	6/27/2012	(3)	(553,854)	(549,477)	4,378
U.S. Treasury Notes 10 Year Futures	Chicago Board of Trade	6/20/2012	(1,868)	(241,329,950)	(241,876,813)	(546,863)
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	6/20/2012	(1,125)	(175,627,188)	(169,839,844)	5,787,344

Net Unrealized Appreciation						$4,267,981

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Options Written
Options Written-Calls	Counterparty	Expiration Date	Notional Amount	Premiums Received	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
USD Currency, Strike Price JPY 90	Goldman Sachs & Co.	8/24/2012	(64,975,000)	$(246,905)	$(288,294)	$(41,389)
USD Currency, Strike Price JPY 90	Citibank N.A.	8/24/2012	(129,950,000)	(594,521)	(576,588)	17,933

Options Written-Puts
EUR Currency, Strike Price USD 1.250	Citibank N.A.	4/12/2012	(110,040,000)	(174,340)	(147)	174,193

Interest Rate Swaptions Written-Calls
OTC—5 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 2.090%	Deutsche Bank Securities, Inc.	1/3/2014	(41,100,000)	(984,345)	(806,674)	177,671
OTC—10 Year Right-to-Receive 3-Month LIBOR Floating Interest Rate Swap 3.645%	JPMorgan Chase Bank	3/27/2017	(10,000,000)	(715,200)	(676,111)	39,089

Interest Rate Swaptions Written-Puts
OTC—5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.618%	Bank of America	6/28/2012	(30,200,000)	(99,660)	(104,658)	(4,998)
OTC—5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.703%	Bank of America	8/10/2012	(40,000,000)	(158,000)	(183,368)	(25,368)
OTC—5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.715%	Morgan Stanley Capital Services	6/22/2012	(66,200,000)	(256,525)	(154,749)	101,776
OTC—5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 1.850%	Deutsche Bank Securities, Inc.	8/15/2012	(190,100,000)	(1,140,600)	(641,930)	498,670
OTC—5 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.090%	Deutsche Bank Securities, Inc.	1/3/2014	(41,100,000)	(984,345)	(957,383)	26,962
OTC—10 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 2.900%	Morgan Stanley Capital Services	1/9/2013	(69,500,000)	(1,244,050)	(1,297,433)	(53,383)
OTC—10 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 3.645%	JPMorgan Chase Bank	3/27/2017	(10,000,000)	(716,675)	(682,262)	34,413
OTC—10 Year Right-to-Pay 3-Month LIBOR Floating Interest Rate Swap 6.000%	Deutsche Bank Securities, Inc.	3/20/2017	(43,800,000)	(1,046,820)	(867,201)	179,619

Total Options Written				$(8,361,986)	$(7,236,798)	$1,125,188

Swap Agreements
Credit Default Swaps on Credit Indices—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Index, Series 17, Version 1	Morgan Stanley Capital Services	(1.000)%	12/20/2016	1.195%	38,320,000	$(243,723)	$449,155	$(692,878)

Totals						$(243,723)	$449,155	$(692,878)

Credit Default Swaps on Credit Indices—Sell Protection (d)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/2016	6.799%	6,547,500	$(110,302)	$(502,884)	$392,582
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/2016	6.799%	23,037,500	(388,101)	(2,057,376)	1,669,275
Markit CMBX North America AAA-Rated Index, Version 3	Morgan Stanley Capital Services	0.080%	12/13/2049	N/A	5,355,000	(361,463)	(622,197)	260,734
Markit CMBX North America AAA-Rated Index, Version 4	Morgan Stanley Capital Services	0.350%	2/17/2051	N/A	5,355,000	(374,850)	(641,194)	266,344

Totals						$(1,234,716)	$(3,823,651)	$2,588,935

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on Corporate Issuers—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Depreciation
Sara Lee Corp. (6.125%, 11/01/32)	JPMorgan Chase Bank	(1.000)%	3/20/2017	0.853%	4,118,326	$(23,465)	$(18,538)	$(4,927)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6 Month Euribor	Pay	2.800%	11/10/2041	EUR 8,300,000	$544,706	$0	$544,706
Deutsche Bank AG	6 Month Euribor	Receive	2.783%	11/10/2041	EUR 8,300,000	(504,018)	0	(504,018)
Bank of America N.A.	3 Month LIBOR	Pay	2.400%	10/21/2021	USD 11,200,000	167,804	0	167,804
Deutsche Bank AG	3 Month LIBOR	Pay	2.088%	1/3/2022	USD 1,100,000	(16,934)	0	(16,934)
Deutsche Bank AG	3 Month LIBOR	Pay	2.085%	1/3/2022	USD 1,100,000	(17,230)	0	(17,230)
Deutsche Bank AG	3 Month LIBOR	Pay	2.060%	1/13/2022	USD 1,900,000	(34,677)	0	(34,677)
Deutsche Bank AG	3 Month LIBOR	Pay	2.325%	3/28/2022	USD 800,000	2,633	0	2,633
Deutsche Bank AG	3 Month LIBOR	Receive	1.390%	3/19/2017	USD 57,000,000	(343,847)	0	(343,847)
Deutsche Bank AG	3 Month LIBOR	Receive	1.390%	3/19/2017	USD 132,100,000	(796,880)	0	(796,880)
Deutsche Bank AG	3 Month LIBOR	Receive	2.392%	3/19/2022	USD 11,100,000	(107,455)	0	(107,455)
Deutsche Bank AG	3 Month LIBOR	Receive	2.456%	3/22/2022	USD 27,800,000	(430,780)	0	(430,780)
Deutsche Bank AG	3 Month LIBOR	Receive	2.850%	2/9/2042	USD 11,100,000	206,408	0	206,408
Deutsche Bank AG	3 Month LIBOR	Receive	2.699%	1/11/2042	USD 9,600,000	678,627	0	678,627
JPMorgan Chase Bank	3 Month LIBOR	Pay	2.325%	3/28/2022	USD 4,100,000	13,494	0	13,494
Morgan Stanley Capital Services	3 Month LIBOR	Pay	2.295%	4/3/2022	USD 10,600,000	0	0	0

Totals						$(638,149)	$0	$(638,149)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Portfolio will either be entitled to (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on an index, corporate issuers or sovereign issuers as of period end serve as some indication of the current status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract is generally the notional amount of the contract. These potential amounts may be partially offset or reduced by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,376,390,553	$—	$2,376,390,553
Total Corporate Bonds & Notes*	—	1,085,225,086	—	1,085,225,086
Total Mortgage-Backed Securities*	—	353,269,835	—	353,269,835
Total Asset-Backed Securities*	—	273,486,421	—	273,486,421
Total Foreign Government & Agency Obligations*	—	90,183,410	—	90,183,410
Options Purchased
Call Options	—	1,902,214	—	1,902,214
Put Options	603,881	3,860,598	—	4,464,479
Total Options Purchased	603,881	5,762,812	—	6,366,693
Total Municipal Bonds & Notes*	—	5,833,004	—	5,833,004
Total Preferred Stock*	4,201,521	—	—	4,201,521
Short Term Investments
Mutual Funds	92,764,880	—	—	92,764,880
Repurchase Agreement	—	332,185,000	—	332,185,000
Total Short Term Investments	92,764,880	332,185,000	—	424,949,880
Total Investments	$97,570,282	$4,522,336,121	$—	$4,619,906,403

Total TBA Sale Commitments	$—	$(389,674,801)	$—	$(389,674,801)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$1,289,704	$—	$1,289,704
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,332,384)	—	(3,332,384)
Total Forward Contracts (Net Unrealized Depreciation)	—	(2,042,680)	—	(2,042,680)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	8,012,254	—	—	8,012,254
Futures Contracts (Unrealized Appreciation)	(3,744,273)	—	—	(3,744,273)
Total Futures Contracts (Net Unrealized Appreciation)	4,267,981	—	—	4,267,981
Written Options
Call Options Written	—	(2,347,667)	—	(2,347,667)
Put Options Written	—	(4,889,131)	—	(4,889,131)
Total Written Options	—	(7,236,798)	—	(7,236,798)
Swap Agreements
Swap Contracts at Value (Assets)	—	1,613,672	—	1,613,672
Swap Contracts at Value (Liabilities)	—	(3,753,725)	—	(3,753,725)
Total Swap Agreements at Value	—	(2,140,053)	—	(2,140,053)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts and forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—61.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
General Dynamics Corp.	125,000	$9,172,500
Lockheed Martin Corp. (a)	109,000	9,794,740
Northrop Grumman Corp. (a)	150,000	9,162,000
Raytheon Co.	177,000	9,342,060

		37,471,300

Airlines—0.2%
Southwest Airlines Co.	352,000	2,900,480

Beverages—0.6%
Dr. Pepper Snapple Group, Inc.	188,000	7,559,480

Chemicals—1.2%
CF Industries Holdings, Inc.	49,000	8,949,850
Cytec Industries, Inc.	70,000	4,255,300
PPG Industries, Inc.	31,000	2,969,800

		16,174,950

Commercial Banks—0.1%
Wells Fargo & Co.	38,000	1,297,320

Communications Equipment—1.8%
Cisco Systems, Inc.	720,000	15,228,000
Motorola Solutions, Inc.	165,000	8,386,950

		23,614,950

Computers & Peripherals—4.7%
Apple, Inc. (b)	39,000	23,379,330
Dell, Inc. (b)	585,000	9,711,000
Hewlett-Packard Co.	455,000	10,842,650
QLogic Corp. (b)	65,000	1,154,400
Seagate Technology plc	284,000	7,653,800
Western Digital Corp. (b)	204,000	8,443,560

		61,184,740

Construction & Engineering—1.1%
Chicago Bridge & Iron Co., NV	32,000	1,382,080
Fluor Corp.	137,000	8,225,480
URS Corp.	100,000	4,252,000

		13,859,560

Consumer Finance—0.7%
Discover Financial Services	271,000	9,035,140

Diversified Consumer Services—1.0%
Apollo Group, Inc. (Class A) (b)	159,000	6,143,760
ITT Educational Services, Inc. (a) (b)	97,000	6,415,580
Service Corp. International	91,000	1,024,660

		13,584,000

Diversified Financial Services—2.1%
JPMorgan Chase & Co.	404,000	18,575,920
Moody’s Corp.	203,000	8,546,300

		27,122,220

Security Description	Shares	Value

Diversified Telecommunication Services—1.3%
AT&T, Inc.	80,000	$2,498,400
Verizon Communications, Inc.	373,000	14,259,790

		16,758,190

Energy Equipment & Services—0.6%
Nabors Industries, Ltd. (b)	437,000	7,643,130

Food & Staples Retailing—1.2%
Safeway, Inc. (a)	405,000	8,185,050
The Kroger Co.	316,000	7,656,680

		15,841,730

Food Products—0.7%
Campbell Soup Co. (a)	212,000	7,176,200
Smithfield Foods, Inc. (b)	67,000	1,476,010

		8,652,210

Health Care Equipment & Supplies—0.7%
Zimmer Holdings, Inc. (b)	140,000	8,999,200

Health Care Providers & Services—4.5%
Aetna, Inc.	200,000	10,032,000
AmerisourceBergen Corp.	196,000	7,777,280
Humana, Inc.	90,000	8,323,200
McKesson Corp.	115,000	10,093,550
UnitedHealth Group, Inc.	215,000	12,672,100
WellPoint, Inc.	141,000	10,405,800

		59,303,930

Hotels, Restaurants & Leisure—0.6%
Wyndham Worldwide Corp.	180,000	8,371,800

Household Durables—0.0%
Newell Rubbermaid, Inc.	5,809	103,458

Household Products—0.2%
The Procter & Gamble Co.	39,000	2,621,190

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	140,000	2,193,800

Industrial Conglomerates—1.1%
General Electric Co.	203,000	4,074,210
Tyco International, Ltd.	179,000	10,056,220

		14,130,430

Insurance—1.5%
American Financial Group, Inc.	46,600	1,797,828
Prudential Financial, Inc.	161,000	10,205,790
Unum Group	302,000	7,392,960

		19,396,578

Internet & Catalog Retail—0.6%
Expedia, Inc. (a)	242,000	8,092,480

Internet Software & Services—0.1%
Google, Inc. (Class A) (b)	2,000	1,282,480

MSF-32

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—3.1%
Alliance Data Systems Corp. (a) (b)	57,000	$7,179,720
Amdocs, Ltd. (b)	42,000	1,326,360
International Business Machines Corp.	108,000	22,534,200
The Western Union Co.	439,000	7,726,400
Total System Services, Inc.	75,000	1,730,250

		40,496,930

Machinery—2.0%
AGCO Corp. (b)	24,000	1,133,040
Cummins, Inc.	78,000	9,363,120
Ingersoll-Rand plc	185,000	7,649,750
Parker Hannifin Corp.	99,000	8,370,450

		26,516,360

Media—2.7%
CBS Corp. (Class B)	290,000	9,833,900
DISH Network Corp. (b)	253,000	8,331,290
Gannett Co., Inc. (a)	493,000	7,557,690
The Interpublic Group of Cos., Inc.	16,000	182,560
Time Warner Cable, Inc.	123,000	10,024,500

		35,929,940

Metals & Mining—0.6%
Alcoa, Inc. (a)	793,000	7,945,860

Multiline Retail—1.4%
Macy’s, Inc.	233,000	9,257,090
Nordstrom, Inc.	157,000	8,748,040

		18,005,130

Oil, Gas & Consumable Fuels—8.0%
Apache Corp.	101,000	10,144,440
Chevron Corp.	190,000	20,375,600
ConocoPhillips	187,000	14,213,870
Devon Energy Corp.	136,000	9,672,320
Exxon Mobil Corp.	192,000	16,652,160
HollyFrontier Corp.	235,000	7,555,250
Marathon Oil Corp.	277,000	8,780,900
Murphy Oil Corp.	21,000	1,181,670
Tesoro Corp. (b)	299,000	8,025,160
Valero Energy Corp.	336,000	8,658,720

		105,260,090

Paper & Forest Products—0.7%
International Paper Co.	250,000	8,775,000

Personal Products—0.6%
Herbalife, Ltd.	121,000	8,327,220

Pharmaceuticals—4.8%
Abbott Laboratories	222,000	13,606,380
Bristol-Myers Squibb Co.	297,000	10,023,750
Eli Lilly & Co.	265,000	10,671,550
Forest Laboratories, Inc. (b)	228,000	7,909,320
Johnson & Johnson	29,000	1,912,840
Pfizer, Inc.	825,000	18,694,500

		62,818,340

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc. (b)	215,000	$1,724,300
LSI Corp. (b)	953,000	8,272,040
Maxim Integrated Products, Inc.	281,000	8,033,790

		18,030,130

Software—3.0%
CA, Inc.	317,000	8,736,520
Microsoft Corp.	681,000	21,962,250
Symantec Corp. (b)	488,000	9,125,600

		39,824,370

Specialty Retail—2.3%
AutoZone, Inc. (b)	10,000	3,718,000
Best Buy Co., Inc. (a)	311,000	7,364,480
GameStop Corp. (a) (b)	275,000	6,006,000
Limited Brands, Inc.	175,000	8,400,000
PetSmart, Inc.	91,000	5,207,020

		30,695,500

Tobacco—1.3%
Philip Morris International, Inc.	194,000	17,190,340

Wireless Telecommunication Services—0.3%
MetroPCS Communications, Inc. (b)	484,000	4,365,680

Total Common Stock (Identified Cost $694,863,397)		811,375,636

U.S. Treasury & Government Agencies—23.8%

Agency Sponsored Mortgage-Backed—14.1%
Fannie Mae 15 Yr. 3.500%, TBA	$200,000	209,750
4.500%, TBA	9,800,000	10,489,062
Fannie Mae 15 Yr. Pool 3.500%, 11/01/26	938,428	985,181
3.500%, 01/01/27	1,875,555	1,968,994
3.500%, 02/01/27	1,619,522	1,700,207
4.000%, 02/01/25	2,237,518	2,372,076
4.000%, 09/01/25	641,927	680,531
4.000%, 10/01/25	1,153,687	1,223,066
4.000%, 01/01/26	300,048	318,092
4.000%, 07/01/26	908,359	964,973
4.000%, 08/01/26	451,760	479,916
Fannie Mae 30 Yr. 5.000%, TBA	3,400,000	3,672,531
5.500%, TBA	5,200,000	5,665,562
6.000%, TBA	4,000,000	4,406,875
Fannie Mae 30 Yr. Pool 3.500%, 02/01/42	698,155	717,755
3.500%, 03/01/42	3,396,149	3,491,563
3.500%, 04/01/42	600,000	617,041
4.000%, 01/01/41	10,084,097	10,653,754
4.000%, 04/01/41	1,238,520	1,314,292
4.000%, 11/01/41	347,396	367,347
4.000%, 12/01/41	7,757,783	8,215,124
4.500%, 01/01/41	229,823	246,309

MSF-33

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 03/01/41	$2,480,559	$2,658,512
4.500%, 04/01/41	2,720,998	2,916,200
4.500%, 05/01/41	27,243,731	29,019,381
4.500%, 06/01/41	468,119	501,701
5.000%, 09/01/33	871,499	943,608
5.000%, 07/01/34	3,096,099	3,351,829
5.000%, 08/01/34	711,821	771,868
5.000%, 03/01/35	1,350,985	1,462,135
5.000%, 05/01/35	124,166	134,265
5.000%, 06/01/35	825,835	893,779
5.000%, 07/01/35	1,280,129	1,385,449
5.000%, 12/01/35	523,667	566,996
5.500%, 08/01/28	36,140	39,761
5.500%, 04/01/33	286,314	314,644
5.500%, 09/01/34	1,497,685	1,643,302
5.500%, 08/01/37	1,789,626	1,966,704
6.000%, 03/01/28	16,935	18,812
6.000%, 05/01/28	35,440	39,592
6.000%, 06/01/28	2,803	3,131
6.000%, 02/01/34	991,686	1,107,874
6.000%, 08/01/34	561,293	627,056
6.000%, 04/01/35	4,568,863	5,104,161
6.000%, 02/01/38	112,279	123,820
6.000%, 04/01/38	139,790	154,159
6.000%, 05/01/38	6,315,000	6,984,982
6.000%, 09/01/39	413,867	456,407
6.000%, 10/01/40	169,630	187,065
6.000%, 05/01/41	3,600,000	3,960,563
6.500%, 07/01/37	597,395	671,082
6.500%, 10/01/38	2,681,214	3,011,933
6.500%, 10/01/39	2,234,898	2,510,566
Fannie Mae ARM Pool 3.088%, 03/01/41 (c)	482,431	503,863
3.151%, 03/01/41 (c)	676,045	703,994
3.307%, 12/01/40 (c)	956,781	1,005,336
Fannie Mae REMICS 4.000%, 08/25/19	1,505,085	1,590,364
FHLMC Multifamily Structured Pass-Through Certificates 1.595%, 10/25/18 (c) (d)	3,393,918	297,820
2.873%, 12/25/21	2,545,000	2,552,554
3.974%, 01/25/21 (c)	1,400,000	1,524,754
Freddie Mac 30 Yr. 4.500%, TBA	500,000	529,453
5.000%, TBA	5,700,000	6,127,277
Freddie Mac 30 Yr. Gold Pool 5.500%, 07/01/33	868,575	951,356
Freddie Mac ARM Non-Gold Pool 3.049%, 02/01/41 (c)	830,082	866,794
Freddie Mac Multi-Family Mortgage Trust (144A) 4.023%, 11/25/44 (c)	215,000	192,865
Ginnie Mae 30 Yr. 4.000%, TBA	4,700,000	5,043,687
4.500%, TBA	8,700,000	9,465,329
5.000%, TBA	9,400,000	10,381,125

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 30 Yr. 5.500%, TBA	$4,300,000	$4,805,250
6.000%, TBA	4,000,000	4,513,750
Ginnie Mae I 15 Yr. Pool 6.500%, 07/15/14	5,396	5,957
7.500%, 12/15/14	102,905	110,456
Ginnie Mae I 30 Yr. Pool 9.000%, 11/15/19	8,392	8,426

		185,471,748

Federal Agencies—0.7%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	400,000	469,971
Federal Home Loan Bank 5.500%, 07/15/36	360,000	451,640
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	1,640,000	1,866,117
Federal National Mortgage Association Zero Coupon, 10/09/19	1,615,000	1,248,913
5.125%, 01/02/14	1,205,000	1,296,075
Tennessee Valley Authority 5.250%, 09/15/39	2,390,000	2,865,620
5.980%, 04/01/36	430,000	558,728

		8,757,064

U.S. Treasury—9.0%
U.S. Treasury Bonds 3.125%, 11/15/41	16,410,000	15,740,784
3.125%, 02/15/42	4,473,000	4,287,791
3.500%, 02/15/39 (e)	410,000	425,951
4.375%, 05/15/40 (e)	10,284,000	12,358,478
4.375%, 05/15/41	1,090,000	1,310,385
4.750%, 02/15/41	3,690,000	4,703,019
6.250%, 08/15/23	3,440,000	4,764,400
8.125%, 05/15/21	4,785,000	7,240,676
U.S. Treasury Inflation Protected Bonds (TIPS) 0.750%, 02/15/42	1,990,915	1,897,746
2.125%, 02/15/41	1,288,451	1,699,044
U.S. Treasury Notes 0.125%, 09/30/13	9,725,000	9,700,308
0.250%, 01/31/14	1,920,000	1,917,226
0.250%, 02/15/15	5,980,000	5,937,016
0.375%, 03/15/15	4,140,000	4,124,152
0.875%, 02/28/17	10,365,000	10,292,124
1.000%, 03/31/17	9,040,000	9,020,935
1.500%, 03/31/19	1,950,000	1,935,223
2.000%, 02/15/22	15,597,000	15,297,241
2.250%, 07/31/18	3,120,000	3,274,537
2.625%, 08/15/20 (e)	1,395,000	1,470,744

		117,397,780

Total U.S. Treasury & Government Agencies (Identified Cost $306,054,406)		311,626,592

MSF-34

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—12.3%

Security Description	Par Amount	Value

Auto Components—0.0%
BorgWarner, Inc. 4.625%, 09/15/20	$335,000	$358,101

Capital Markets—0.6%
Capital One Capital V 10.250%, 08/15/39	300,000	308,250
Credit Suisse AG 5.400%, 01/14/20	295,000	303,690
Credit Suisse AG (144A) 1.625%, 03/06/15	1,405,000	1,409,757
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (f)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (f)	1,770,000	177
6.750%, 12/28/17 (f)	2,505,000	250
Morgan Stanley 5.500%, 07/28/21	1,450,000	1,417,062
State Street Capital Trust IV 1.474%, 06/01/77 (c)	90,000	66,149
The Goldman Sachs Group, Inc. 5.750%, 01/24/22	3,680,000	3,785,763
UBS AG (144A) 2.250%, 03/30/17	1,035,000	1,032,476

		8,323,607

Chemicals—0.2%
CF Industries, Inc. 7.125%, 05/01/20	940,000	1,119,775
Lyondell Chemical Co. 11.000%, 05/01/18	633,928	700,490
The Dow Chemical Co. 4.125%, 11/15/21	500,000	514,373

		2,334,638

Commercial Banks—1.5%
ABN Amro Bank NV 6.375%, 04/27/21(EUR)	115,000	154,437
Barclays Bank plc (144A) 5.926%, 09/29/49 (c)	225,000	208,125
Capital One Financial Corp. 4.750%, 07/15/21	1,065,000	1,120,616
CIT Group, Inc. (144A) 7.000%, 05/02/16	30,000	30,075
7.000%, 05/02/17	110,000	110,275
Commerzbank AG 6.375%, 03/22/19(EUR)	300,000	340,574
Discover Bank 8.700%, 11/18/19	800,000	995,513
DnB NOR Boligkreditt (144A) 2.900%, 03/29/17	3,580,000	3,698,648
Fifth Third Capital Trust IV 6.500%, 04/15/67 (c)	695,000	691,525
HSBC Bank Brasil S.A. (144A) 4.000%, 05/11/16 (c)	1,900,000	1,914,250
HSBC Bank plc (144A) 3.100%, 05/24/16	1,035,000	1,054,263

Security Description	Par Amount	Value

Commercial Banks—(Continued)
HSBC Holdings plc 6.100%, 01/14/42	$435,000	$506,133
JPMorgan Chase Bank N.A. 6.000%, 07/05/17	1,720,000	1,949,104
6.000%, 10/01/17	1,035,000	1,184,258
Kreditanstalt fuer Wiederaufbau 1.375%, 07/15/13	845,000	854,971
Landsbanki Islands Hf (144A) 6.100%, 12/31/49 (f)	320,000	13,600
Sparebank 1 Boligkreditt AS (144A) 1.250%, 10/25/14	1,970,000	1,980,971
2.300%, 06/30/17	1,060,000	1,056,396
Wells Fargo & Co. 3.500%, 03/08/22	1,415,000	1,393,024

		19,256,758

Construction Materials—0.0%
Lafarge S.A. 7.125%, 07/15/36 (a)	186,000	171,571

Consumer Finance—0.2%
Capital One Capital VI 8.875%, 05/15/40	960,000	966,451
Ford Motor Credit Co., LLC 6.625%, 08/15/17	390,000	432,172
SLM Corp. 6.250%, 01/25/16	896,000	931,840

		2,330,463

Containers & Packaging—0.1%
Reynolds Group Issuer, Inc. (144A) 6.875%, 02/15/21	800,000	828,000
7.875%, 08/15/19	840,000	903,000

		1,731,000

Diversified Financial Services—1.7%
Bank of America Corp. 3.875%, 03/22/17	720,000	723,971
5.700%, 01/24/22	330,000	349,333
6.500%, 08/01/16	405,000	445,291
7.625%, 06/01/19	425,000	490,074
BP Capital Markets plc 3.125%, 10/01/15	450,000	475,636
3.875%, 03/10/15	240,000	257,398
Citigroup, Inc. 4.587%, 12/15/15	2,915,000	3,069,786
5.000%, 09/15/14	405,000	419,430
8.500%, 05/22/19	950,000	1,171,234
Eksportfinans ASA 5.500%, 05/25/16	530,000	518,813
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	99,675
General Electric Capital Corp. 0.702%, 04/10/12 (c)	1,515,000	1,515,129
2.125%, 12/21/12	1,020,000	1,033,957

MSF-35

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Intergas Finance BV (144A) 6.375%, 05/14/17	$260,000	$284,050
JPMorgan Chase & Co. 3.150%, 07/05/16	1,477,000	1,522,586
JPMorgan Chase Capital XXV 6.800%, 10/01/37	290,000	291,624
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	220,000	234,359
Kinder Morgan Finance Co. ULC 5.700%, 01/05/16	730,000	770,150
Newcrest Finance Pty, Ltd. (144A) 4.450%, 11/15/21	500,000	505,127
Petrobras International Finance Co. 3.875%, 01/27/16	1,835,000	1,931,527
5.750%, 01/20/20	1,855,000	2,054,969
Sprint Capital Corp. 6.875%, 11/15/28	240,000	183,600
Swiss Re Capital I L.P. (144A) 6.854%, 05/29/49 (c)	740,000	698,539
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	290,000	293,561
Teva Pharmaceutical Finance II BV 3.000%, 06/15/15	720,000	757,831
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	700,000	708,595
Virgin Media Secured Finance plc 6.500%, 01/15/18	690,000	749,512
WEA Finance, LLC (144A) 4.625%, 05/10/21	415,000	419,811
Woodside Finance, Ltd. (144A) 4.600%, 05/10/21	280,000	291,225

		22,266,793

Diversified Telecommunication Services—0.4%
CCH II, LLC 13.500%, 11/30/16	1,325,000	1,510,500
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19	496,000	521,420
Level 3 Escrow, Inc. (144A) 8.125%, 07/01/19	581,000	599,882
Verizon Communications, Inc. 3.500%, 11/01/21	710,000	726,374
6.100%, 04/15/18	474,000	570,677
6.400%, 02/15/38	580,000	702,563

		4,631,416

Electric Utilities—0.6%
Alabama Power Co. 3.950%, 06/01/21	680,000	724,749
Constellation Energy Group, Inc. 7.600%, 04/01/32	225,000	292,534
Duke Energy Carolinas, LLC 4.250%, 12/15/41	515,000	513,847
Energy Future Intermediate Co., LLC 10.000%, 12/01/20	2,590,000	2,823,100
Florida Power & Light Co. 5.950%, 02/01/38	525,000	659,940

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Georgia Power Co. 3.000%, 04/15/16	$1,095,000	$1,158,035
Jersey Central Power & Light Co. 7.350%, 02/01/19 (a)	330,000	412,935
Southern California Edison Co. 5.950%, 02/01/38	475,000	598,827
The Cleveland Electric Illuminating Co. 5.950%, 12/15/36	328,000	352,744
8.875%, 11/15/18	181,000	238,966
Trans-Allegheny Interstate Line Co. (144A) 4.000%, 01/15/15	345,000	364,178

		8,139,855

Energy Equipment & Services—0.0%
Noble Holding International, Ltd. 5.250%, 03/15/42	450,000	447,041

Food & Staples Retailing—0.0%
Wal-Mart Stores, Inc. 6.200%, 04/15/38	80,000	101,994

Food Products—0.2%
Kraft Foods, Inc. 6.500%, 08/11/17	960,000	1,158,072
6.500%, 02/09/40	580,000	713,709

		1,871,781

Gas Utilities—0.1%
KeySpan Gas East Corp. (144A) 5.819%, 04/01/41	565,000	675,384

Health Care Equipment & Supplies—0.2%
Boston Scientific Corp. 6.250%, 11/15/15 (c)	1,774,000	1,958,984

Health Care Providers & Services—0.3%
HCA, Inc. 5.750%, 03/15/14	358,000	371,425
6.500%, 02/15/20	1,167,000	1,225,350
7.250%, 09/15/20	520,000	566,150
Tenet Healthcare Corp. 8.875%, 07/01/19	450,000	504,000
Tenet Healthcare Corp. (144A) 6.250%, 11/01/18	690,000	712,425
UnitedHealth Group, Inc. 3.375%, 11/15/21 (a)	230,000	236,087

		3,615,437

Hotels, Restaurants & Leisure—0.2%
MGM Resorts International 10.375%, 05/15/14	570,000	646,238
11.125%, 11/15/17	770,000	871,063
Wyndham Worldwide Corp. 4.250%, 03/01/22	900,000	882,292

		2,399,593

MSF-36

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Insurance—0.8%
Allianz Finance II BV 5.750%, 07/08/41 (EUR) (c)	$800,000	$1,009,451
American International Group, Inc. 5.450%, 05/18/17	505,000	542,895
8.175%, 05/15/58 (c)	260,000	275,210
AXA S.A. 5.250%, 04/16/40 (EUR) (c)	550,000	627,615
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (a)	230,000	231,146
Fairfax Financial Holdings, Ltd. (144A) 5.800%, 05/15/21	682,000	650,940
Hartford Financial Services Group, Inc. 6.000%, 01/15/19	485,000	529,793
ING Verzekeringen NV 3.269%, 06/21/21 (EUR) (c)	110,000	136,449
Lincoln National Corp. 6.050%, 04/20/67	675,000	629,438
7.000%, 06/15/40	450,000	528,486
Manulife Financial Corp. 3.400%, 09/17/15	1,570,000	1,616,134
Muenchener Rueckversicherungs AG 6.000%, 05/26/41 (EUR) (c)	500,000	660,552
Prudential Financial, Inc. 4.750%, 09/17/15	1,870,000	2,029,902
5.375%, 06/21/20 (a)	770,000	862,445
XL Group plc 6.500%, 12/29/49 (c)	775,000	652,938

		10,983,394

IT Services—0.0%
First Data Corp. (144A) 7.375%, 06/15/19	280,000	285,250
8.250%, 01/15/21	110,000	107,525

		392,775

Life Sciences Tools & Services—0.1%
Life Technologies Corp. 6.000%, 03/01/20	650,000	743,618

Machinery—0.0%
Joy Global, Inc. 5.125%, 10/15/21	325,000	351,911

Media—1.0%
CBS Corp. 4.625%, 05/15/18	215,000	234,101
5.750%, 04/15/20	340,000	390,890
8.875%, 05/15/19	380,000	499,256
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	1,647,000	1,804,119
Comcast Corp. 5.875%, 02/15/18	205,000	242,611
COX Communications, Inc. (144A) 8.375%, 03/01/39	1,510,000	2,126,014
CSC Holdings, LLC 8.500%, 04/15/14	389,000	432,763
DIRECTV Holdings, LLC 6.375%, 03/01/41	620,000	699,708

Security Description	Par Amount	Value

Media—(Continued)
DIRECTV Holdings, LLC (144A) 5.150%, 03/15/42	$280,000	$272,772
NBCUniversal Media, LLC 4.375%, 04/01/21	1,090,000	1,167,548
5.150%, 04/30/20	946,000	1,070,688
News America, Inc. 6.650%, 11/15/37	10,000	11,656
QVC, Inc. (144A) 7.500%, 10/01/19	590,000	647,525
TCI Communications, Inc. 7.875%, 02/15/26	1,159,000	1,507,300
Time Warner Cable, Inc. 5.500%, 09/01/41 (c)	690,000	722,794
5.875%, 11/15/40	580,000	624,937
Time Warner, Inc. 4.700%, 01/15/21	270,000	294,981
6.100%, 07/15/40	180,000	201,448

		12,951,111

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 2.150%, 03/01/17	235,000	232,807
Novelis, Inc. 8.750%, 12/15/20	1,095,000	1,199,025
Steel Dynamics, Inc. 6.750%, 04/01/15	45,000	45,788

		1,477,620

Multi-Utilities—0.2%
Dominion Resources, Inc. 1.950%, 08/15/16	880,000	892,106
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,313,842
6.500%, 09/15/37 (c)	725,000	905,820

		3,111,768

Multiline Retail—0.2%
Dollar General Corp. 11.875%, 07/15/17 (g)	685,000	743,232
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	1,170,000	1,342,634
7.450%, 07/15/17	861,000	1,045,267

		3,131,133

Oil, Gas & Consumable Fuels—1.8%
Anadarko Petroleum Corp. 5.950%, 09/15/16	1,773,000	2,044,086
6.375%, 09/15/17	1,341,000	1,593,399
Consol Energy, Inc. 8.000%, 04/01/17	392,000	408,660
8.250%, 04/01/20	273,000	285,285
El Paso Pipeline Partners Operating Co., LLC 6.500%, 04/01/20	840,000	938,699
Ensco plc 3.250%, 03/15/16	230,000	239,950
4.700%, 03/15/21	479,000	516,784

MSF-37

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Enterprise Products Operating, LLC 6.300%, 09/15/17	$1,725,000	$2,033,565
Kinder Morgan Energy Partners, L.P. 5.950%, 02/15/18	775,000	905,139
6.375%, 03/01/41	220,000	241,472
6.550%, 09/15/40	150,000	168,001
Linn Energy, LLC (144A) 6.250%, 11/01/19	910,000	882,700
Marathon Petroleum Corp. 6.500%, 03/01/41	1,048,000	1,132,091
MEG Energy Corp. (144A) 6.500%, 03/15/21	1,360,000	1,424,600
OGX Petroleo e Gas Participacoes S.A. (144A) 8.500%, 06/01/18	200,000	207,800
Peabody Energy Corp. (144A) 6.250%, 11/15/21	1,105,000	1,082,900
Plains Exploration & Production Co. 6.750%, 02/01/22	535,000	559,075
10.000%, 03/01/16	150,000	165,750
Pride International, Inc. 6.875%, 08/15/20	320,000	390,229
Range Resources Corp. 5.750%, 06/01/21	155,000	162,750
7.250%, 05/01/18	1,705,000	1,798,775
Rockies Express Pipeline, LLC (144A) 3.900%, 04/15/15	1,189,000	1,093,880
Transocean, Inc. 5.050%, 12/15/16	1,200,000	1,285,111
6.375%, 12/15/21	2,035,000	2,289,717
6.500%, 11/15/20	525,000	587,015
Western Gas Partners, L.P. 5.375%, 06/01/21	995,000	1,066,640

		23,504,073

Paper & Forest Products—0.1%
International Paper Co. 4.750%, 02/15/22	575,000	605,943
6.000%, 11/15/41	635,000	689,274
7.500%, 08/15/21	75,000	94,538

		1,389,755

Real Estate Investment Trusts—0.3%
ERP Operating, L.P. 4.625%, 12/15/21	710,000	747,585
Hospitality Properties Trust 5.625%, 03/15/17	429,000	457,580
Ventas Realty, L.P. 4.750%, 06/01/21	415,000	418,721
Vornado Realty L.P. 5.000%, 01/15/22	1,725,000	1,762,519

		3,386,405

Real Estate Management & Development—0.1%
Realogy Corp. (144A) 7.875%, 02/15/19 (a)	977,000	977,000

Security Description	Par Amount	Value

Road & Rail—0.1%
Burlington Northern Santa Fe, LLC 5.750%, 05/01/40	$1,405,000	$1,604,132

Semiconductors & Semiconductor Equipment—0.0%
Amkor Technology, Inc. 6.000%, 04/15/14	50,000	106,125

Software—0.1%
Oracle Corp. 5.375%, 07/15/40	600,000	693,761

Thrifts & Mortgage Finance—0.0%
Northern Rock Asset Management plc (144A) 5.625%, 06/22/17	440,000	471,177

Wireless Telecommunication Services—0.5%
America Movil SAB de C.V. 2.375%, 09/08/16	1,140,000	1,154,051
Cricket Communications, Inc. 7.750%, 05/15/16	621,000	655,155
Crown Castle Towers, LLC (144A) 6.113%, 01/15/40	2,265,000	2,517,384
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	42,000	44,205
Nextel Communications, Inc. 6.875%, 10/31/13	50,000	50,000
SBA Tower Trust (144A) 5.101%, 04/15/42	560,000	604,374
Sprint Nextel Corp. (144A) 9.000%, 11/15/18	1,880,000	2,063,300

		7,088,469

Yankee—0.6%
Hydro Quebec 8.050%, 07/07/24 (c)	2,850,000	4,102,053
8.400%, 01/15/22	1,010,000	1,425,248
9.400%, 02/01/21	590,000	864,806
Nexen, Inc. 7.500%, 07/30/39	1,265,000	1,553,233

		7,945,340

Total Corporate Bonds & Notes (Identified Cost $159,711,416)		160,923,983

Mortgage-Backed Securities—4.2%

Collateralized-Mortgage Obligation—1.1%
Bear Stearns Adjustable Rate Mortgage Trust 5.589%, 06/25/47 (c)	3,048,118	2,209,581
Countrywide Alternative Loan Trust 5.500%, 11/25/35	2,368,589	1,757,455
5.500%, 04/25/37	1,146,284	723,266
Countrywide Home Loan Mortgage Pass-Through Trust 0.442%, 04/25/46 (c)	637,493	359,779
0.582%, 02/25/35 (c)	367,958	261,622

MSF-38

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Credit Suisse Mortgage Capital Certificates (144A) 4.741%, 08/27/46 (c)	$1,294,956	$1,131,134
5.214%, 05/27/36 (c)	1,320,503	1,253,496
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	1,604,286	1,110,296
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.442%, 02/25/47 (c)	492,169	293,367
Deutsche Mortgage Securities, Inc. (144A) 5.244%, 06/26/35 (c)	280,000	272,141
GSR Mortgage Loan Trust 5.132%, 11/25/35 (c)	1,062,519	1,020,001
6.000%, 07/25/37	1,299,458	1,083,648
Indymac INDA Mortgage Loan Trust 5.487%, 09/25/36 (c)	744,863	562,916
Indymac Index Mortgage Loan Trust 0.862%, 06/25/34 (c)	62,423	50,940
5.087%, 10/25/35 (c)	215,646	168,794
JPMorgan Mortgage Trust 5.500%, 03/25/22	153,480	141,914
6.500%, 08/25/36	453,766	415,619
MASTR Adjustable Rate Mortgages Trust 2.323%, 09/25/33 (c)	277,835	257,169
MASTR Reperforming Loan Trust (144A) 5.283%, 05/25/36 (c)	351,590	323,490
WaMu Mortgage Pass-Through Certificates 2.540%, 08/25/35 (c)	852,087	747,358
5.254%, 11/25/36 (c)	550,000	410,261
5.469%, 08/25/36 (c)	270,000	214,717

		14,768,964

Commercial Mortgage-Backed Securities—3.1%
Banc of America Commercial Mortgage, Inc. 5.075%, 11/10/42 (c)	3,630,000	3,741,140
5.448%, 09/10/47	150,000	145,285
Banc of America Large Loan, Inc. (144A) 1.992%, 11/15/15 (c)	1,758,647	1,644,348
Bayview Commercial Asset Trust (144A) 0.472%, 07/25/36 (c)	506,239	342,055
0.512%, 04/25/36 (c)	164,450	160,061
Bear Stearns Commercial Mortgage Securities 5.405%, 12/11/40 (c)	600,000	670,201
5.449%, 12/11/40 (c)	170,000	176,739
Credit Suisse First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	3,905,615	3,983,790
5.603%, 07/15/35	1,096,408	1,097,240
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	4,407,640
5.467%, 09/15/39 (c)	370,000	408,076
CW Capital Cobalt, Ltd. 5.223%, 08/15/48	790,000	866,904
DBRR Trust 5.740%, 06/17/49 (c)	510,000	567,543
Extended Stay America Trust (144A) 4.221%, 11/05/27	655,000	662,249
4.860%, 11/05/27 (c)	265,000	268,321

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Extended Stay America Trust (144A) 5.498%, 11/05/27 (c)	$440,000	$444,720
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	2,908,070	2,963,402
GMAC Commercial Mortgage Securities, Inc. 5.290%, 11/10/45 (c)	260,000	265,412
Greenwich Capital Commercial Funding Corp. 5.883%, 07/10/38 (c)	410,000	349,194
JPMorgan Chase Commercial Mortgage Securities Corp. 5.115%, 07/15/41	1,190,000	1,268,035
5.445%, 12/12/44 (c)	450,000	463,377
5.447%, 06/12/47	1,002,142	1,051,804
6.125%, 02/12/51 (c)	780,000	841,497
JPMorgan Chase Commercial Mortgage Securities Corp. (144A) 5.951%, 06/15/43	1,150,000	1,263,828
LB-UBS Commercial Mortgage Trust 5.378%, 11/15/38	190,000	190,531
5.858%, 07/15/40 (c)	575,000	650,310
5.886%, 06/15/38 (c)	190,000	201,587
Merrill Lynch Mortgage Trust 4.864%, 08/12/39 (c)	750,000	804,890
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,782,486
Morgan Stanley 2007-XLC 1, Ltd. 0.556%, 07/17/17 (c)	792,413	744,868
Morgan Stanley Capital I (144A) 2.896%, 03/15/45 (c)	5,930,000	919,387
6.340%, 07/15/30	680,000	715,887
Morgan Stanley Reremic Trust (144A) Zero Coupon, 07/17/56	940,000	824,850
2.000%, 07/27/49 (h)	1,030,000	1,032,987
2.500%, 03/23/51	1,248,400	1,254,642
RBSCF Trust (144A) 5.899%, 02/16/51 (c)	2,450,000	2,732,894

		39,908,180

Total Mortgage-Backed Securities (Identified Cost $53,747,359)		54,677,144

Asset-Backed Securities—2.7%

Asset Backed—Automobile—1.3%
AmeriCredit Automobile Receivables Trust 3.190%, 10/12/16 (c)	1,345,000	1,388,653
3.440%, 10/08/17 (c)	565,000	576,186
CarMax Auto Owner Trust 1.760%, 08/15/17	270,000	268,861
2.200%, 10/16/17	165,000	164,274
3.090%, 08/15/18	205,000	204,115
Credit Acceptance Auto Loan Trust (144A) 2.060%, 04/16/18	1,250,000	1,248,668
DT Auto Owner Trust (144A) 4.030%, 02/15/17	355,000	355,125
Ford Credit Floorplan Master Owner Trust 1.142%, 01/15/16 (c)	250,000	250,000

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset Backed—Automobile—(Continued)
Ford Credit Floorplan Master Owner Trust 1.742%, 01/15/16 (c)	$620,000	$620,000
2.320%, 01/15/19 (c)	320,000	318,021
2.342%, 01/15/16 (c)	580,000	579,999
2.860%, 01/15/19 (c)	139,000	138,128
3.510%, 01/15/19 (c)	265,000	263,350
Globaldrive BV 4.000%, 10/20/16 (EUR)	292,060	392,794
Hyundai Auto Receivables Trust 2.610%, 05/15/18	360,000	359,031
Santander Consumer Acquired Receivables Trust (144A) 1.660%, 08/15/16	78,399	77,748
2.010%, 08/15/16	593,928	588,802
3.190%, 10/15/15	785,000	783,736
Santander Drive Auto Receivables Trust 2.720%, 05/16/16 (c)	330,000	335,570
3.200%, 02/15/18 (c)	1,175,000	1,177,180
3.780%, 11/15/17 (c)	445,000	455,244
3.870%, 02/15/18 (c)	735,000	736,732
3.890%, 07/17/17	1,265,000	1,292,804
4.010%, 02/15/17 (c)	1,200,000	1,204,028
Santander Drive Auto Receivables Trust (144A) 1.480%, 05/15/17	461,099	459,996
2.100%, 09/15/14 (c)	875,000	879,504
2.240%, 12/15/14	1,075,000	1,079,125
3.020%, 10/17/16 (c)	925,000	919,279

		17,116,953

Asset Backed—Home Equity—0.1%
GSAA Trust 0.342%, 03/25/47 (c)	939,561	414,048
Home Equity Asset Trust 0.352%, 07/25/37 (c)	204,010	199,779
Morgan Stanley Home Equity Loan Trust 0.562%, 09/25/35 (c)	382,945	300,469
Residential Asset Securities Corp. 6.349%, 03/25/32	127,045	116,754
Structured Asset Securities Corp. 0.492%, 11/25/37 (c)	84,864	78,216

		1,109,266

Asset Backed—Other—1.0%
321 Henderson Receivables I, LLC (144A) 3.820%, 12/15/48	1,004,997	1,004,311
4.070%, 01/15/48	436,401	444,460
4.210%, 02/16/65 (c)	640,000	645,799
5.560%, 07/15/59	1,639,231	1,782,853
AEP Texas Central Transition Funding, LLC 2.845%, 03/01/26	1,470,000	1,452,181
AH Mortgage Advance Trust (144A) 2.980%, 03/13/43 (c)	815,000	815,000
CenterPoint Energy Transition Bond Co., LLC 3.028%, 10/15/25 (c)	1,510,000	1,520,065
Chase Funding Mortgage Loan Asset-Backed Certificates 5.833%, 04/25/32 (c)	201,073	207,260

Security Description	Par Amount	Value

Asset Backed—Other—(Continued)
Countrywide Asset-Backed Certificates 0.912%, 07/25/34 (c)	$212,542	$126,812
3.357%, 01/25/37 (c)	2,130,837	1,467,094
5.071%, 04/25/35 (c)	546,757	174,287
Countrywide Asset-Backed Certificates (144A) 0.692%, 03/25/47 (c)	460,991	186,140
Finance America Mortgage Loan Trust 1.292%, 09/25/33 (c)	182,009	144,611
Ford Credit Floorplan Master Owner Trust 2.370%, 09/15/15	530,000	530,841
2.860%, 09/15/15	365,000	365,552
Ford Credit Floorplan Master Owner Trust (144A) 2.070%, 09/15/15	415,000	418,021
2.410%, 09/15/15	220,000	221,573
Fremont Home Loan Trust 1.292%, 12/25/33 (c)	172,955	135,742
GMAC Mortgage Corp. Loan Trust 0.482%, 10/25/34 (c)	317,463	238,599
Greenpoint Mortgage Funding Trust 0.842%, 09/25/34 (c)	109,339	103,036
Knollwood CDO, Ltd. (144A) 3.783%, 01/10/39 (c)	505,877	5
Long Beach Mortgage Loan Trust 1.892%, 02/25/34 (c)	213,361	135,727
PFS Financing Corp. (144A) 1.442%, 02/15/16 (c)	620,000	620,000

		12,739,969

Asset Backed—Student Loan—0.3%
Nelnet Student Loan Trust 0.603%, 08/23/27 (c)	695,000	658,655
2.141%, 11/25/24 (c)	796,000	820,476
Scholar Funding Trust (144A) 1.453%, 10/28/43 (c)	757,265	728,401
SLM Student Loan Trust 0.674%, 06/15/21 (c)	265,012	253,791
1.860%, 01/25/18 (c)	685,000	699,715
2.260%, 07/25/23 (c)	635,000	657,715
SLM Student Loan Trust (144A) 1.642%, 08/15/25 (c)	462,056	463,111
3.830%, 01/17/45	445,000	443,497

		4,725,361

Total Asset-Backed Securities (Identified Cost $37,392,141)		35,691,549

Foreign Government—1.0%

Sovereign—1.0%
Brazilian Government International Bond 7.125%, 01/20/37	230,000	315,675
Buoni Poliennali Del Tes 5.000%, 03/01/22 (EUR)	2,350,000	3,104,106
Mexico Government International Bond 5.125%, 01/15/20 (a)	1,175,000	1,348,312
5.625%, 01/15/17	475,000	549,338

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Government—(Continued)
Security Description	Notional/Par Amount	Value

Sovereign—(Continued)
Mexico Government International Bond 6.750%, 09/27/34	$215,000	$276,275
Peruvian Government International Bond 6.550%, 03/14/37	130,000	165,620
Poland Government International Bond 5.125%, 04/21/21	450,000	480,600
6.375%, 07/15/19	170,000	197,625
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (c)	2,066,625	2,472,200
Russian Foreign Bond-Eurobond (144A) 4.500%, 04/04/22	1,600,000	1,595,200
South Africa Government International Bond 4.665%, 01/17/24	340,000	347,650
5.500%, 03/09/20	365,000	406,975
Turkey Government International Bond 5.625%, 03/30/21	490,000	511,315
6.250%, 09/26/22	450,000	483,750
7.000%, 03/11/19	340,000	388,450

Total Foreign Government (Identified Cost $12,208,072)		12,643,091

Options Purchased—0.1%

Call Options—0.0%
30 Year Right-to-Receive Fixed Swaption 2.65%, Expires 05/01/12 (Counterparty-Bank of America N.A.)	4,600,000	6,251
USD Currency, Strike Price JPY 85, Expires 08/24/12 (Counterparty-Citibank N.A.)	8,425,000	120,233
USD Currency, Strike Price JPY 85, Expires 08/24/12 (Counterparty- Goldman Sachs & Co.)	8,425,000	120,233

		246,717

Put Options—0.1%
30 Year Right-to-Pay Fixed Swaption 2.95%, Expires 06/14/12 (Counterparty-Royal Bank of Scotland)	1,800,000	85,864
30 Year Right-to-Pay Fixed Swaption 3.50%, Expires 11/08/12 (Counterparty-Bank of America N.A.)(EUR)	5,100,000	39,583
AUD Currency, Strike Price USD 1.00, Expires 06/27/12 (Counterparty- Citibank N.A.)(AUD)	11,665,000	174,747
EUR Currency, Strike Price USD 1.30, Expires 04/12/12 (Counterparty- Citibank N.A.)(EUR)	14,135,000	13,046
Eurodollar Midcurve 2 Year Futures @99, Expires 05/11/12	722,500	77,669

		390,909

Total Options Purchased (Identified Cost $1,029,856)		637,626

Municipal Bonds & Notes—0.1%
Security Description	Shares/Par Amount	Value

Municipal Agency—0.1%
New York City Municipal Water Finance Authority 5.375%, 06/15/43	$530,000	$591,300
5.500%, 06/15/43	630,000	713,639

Total Municipal Bonds & Notes (Identified Cost $1,143,281)		1,304,939

Preferred Stock—0.0%

Diversified Financial Services — 0.0%
Citigroup Capital XIII	21,099	573,893

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (b)	20,000	27,800
Federal National Mortgage Association (Series S) (b)	20,000	27,600

		55,400

Total Preferred Stock (Identified Cost $623,916)		629,293

Short Term Investments—5.8%

Mutual Funds—5.7%
State Street Navigator Securities Lending Prime Portfolio (i)	74,779,332	74,779,332

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $1,605,001 on 04/02/12, collateralized by $1,635,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $1,641,131.	$1,605,000	1,605,000

Total Short Term Investments (Identified Cost $76,384,332)		76,384,332

Total Investments—111.9% (Identified Cost $1,343,158,176) (j)		1,465,894,185
Liabilities in excess of other assets		(155,693,083)

Net Assets—100.0%		$1,310,201,102

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $73,176,522 and the collateral received consisted of cash in the amount of $74,779,332 and non-cash collateral with a value of $596,732. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $1,201,693.
(f)	Non-Income Producing; Defaulted Bond.
(g)	Payment in Kind security for which part of the income earned may be paid as additional principal.
(h)	Security was valued in good faith under procedures approved by the Board of Directors.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,343,158,176. The aggregate unrealized appreciation and depreciation of investments was $142,692,505 and $(19,956,496), respectively, resulting in net unrealized appreciation of $122,736,009 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $66,109,637, which is 5.0% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen

TBA Sale Commitments
Security Description	Face Amount	Value
Fannie Mae
3.500% (30 Year TBA)	$(500,000)	$(513,438)
4.000% (15 Year TBA)	(5,100,000)	(5,403,609)
4.000% (30 Year TBA)	(13,530,000)	(14,159,984)
4.500% (30 Year TBA)	(22,900,000)	(24,351,141)
5.000% (30 Year TBA)	(2,300,000)	(2,480,406)
5.500% (30 Year TBA)	(8,800,000)	(9,572,750)
Freddie Mac
5.500% (30 Year TBA)	(800,000)	(868,000)

Total TBA Sale Commitments (Proceeds $(57,158,605))		$(57,349,328)

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sold)	Citibank N.A.	4/10/2012	1,160,000	$1,232,796	$1,200,633	$32,163
Australian Dollar (sold)	Citibank N.A.	4/12/2012	3,305,000	3,424,823	3,419,995	4,828
Australian Dollar (sold)	UBS AG	4/10/2012	2,320,000	2,464,118	2,401,266	62,852
Australian Dollar (sold)	UBS AG	4/12/2012	1,160,000	1,229,322	1,200,361	28,961
Australian Dollar (bought)	Citibank N.A.	4/12/2012	3,305,000	3,424,558	3,419,995	(4,563)
Euro (sold)	Citibank N.A.	4/18/2012	2,228,000	2,914,736	2,971,672	(56,936)
Euro (sold)	Citibank N.A.	4/18/2012	4,402,000	5,654,369	5,871,320	(216,951)
Euro (sold)	Deutsche Bank AG	4/18/2012	3,204,000	4,213,260	4,273,446	(60,186)
Euro (bought)	Citibank N.A.	4/18/2012	1,313,000	1,729,751	1,751,259	21,508
Euro (bought)	Deutsche Bank AG	4/18/2012	2,507,000	3,371,732	3,343,798	(27,934)
Euro (bought)	Royal Bank of Scotland plc	4/18/2012	1,565,000	2,089,392	2,087,373	(2,019)
Japanese Yen (sold)	Citibank N.A.	6/18/2012	108,867,000	1,320,000	1,316,195	3,805
Japanese Yen (sold)	Deutsche Bank AG	6/18/2012	106,161,459	1,270,000	1,283,485	(13,485)
Philippine Peso (sold)	Morgan Stanley Capital Services	4/17/2012	69,190,200	1,620,000	1,609,848	10,152
Philippine Peso (bought)	Royal Bank of Scotland plc	4/17/2012	68,851,042	1,620,000	1,601,957	(18,043)
Singapore Dollar (sold)	Standard Chartered Bank	4/17/2012	2,044,424	1,620,000	1,626,384	(6,384)
Singapore Dollar (bought)	HSBC Bank	4/17/2012	2,011,068	1,620,000	1,599,849	(20,151)

Net Unrealized Depreciation						$(262,383)

MSF-42

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/18/2012	13	$3,230,444	$3,234,725	$4,281
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/17/2012	15	3,724,472	3,731,625	7,153
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/17/2012	12	2,979,523	2,984,400	4,877
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/18/2013	8	1,957,389	1,989,000	31,611
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/17/2013	19	4,679,399	4,721,263	41,864
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/16/2013	21	5,122,108	5,214,300	92,192
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/2013	13	3,154,750	3,224,650	69,900
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/17/2014	1	245,105	247,800	2,695
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/16/2014	1	244,455	247,475	3,020
U.S. Treasury Notes 2 Year Futures	Chicago Board of Trade	6/29/2012	57	12,549,000	12,548,016	(984)
U.S. Treasury Notes 5 Year Futures	Chicago Board of Trade	6/29/2012	58	7,114,806	7,107,266	(7,540)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	6/20/2012	111	15,348,495	15,290,250	(58,245)

Futures Contracts-Short
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/16/2015	(112)	(27,611,568)	(27,577,200)	34,368
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/15/2015	(112)	(27,562,585)	(27,524,000)	38,585
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	9/14/2015	(112)	(27,514,757)	(27,472,200)	42,557
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/14/2015	(112)	(27,467,264)	(27,421,800)	45,464
German Euro Bobl Futures	Eurex Deutschland	6/7/2012	(1)	(165,604)	(165,525)	79
German Euro Bund Futures	Eurex Deutschland	6/7/2012	(18)	(3,324,887)	(3,324,673)	214
U.S. Treasury Notes 10 Year Futures	Chicago Board of Trade	6/20/2012	(192)	(24,784,102)	(24,861,000)	(76,898)
U.S. Treasury Ultra Long Bond Futures	Chicago Board of Trade	6/20/2012	(161)	(25,309,839)	(24,305,969)	1,003,870

Net Unrealized Appreciation						$1,279,063

Options Written
Options Written-Call	Counterparty	Expiration Date	Notional Amount	Premiums Received	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
USD Currency, Strike Price JPY 90	Goldman Sachs & Co.	8/24/2012	(8,425,000)	$(32,015)	$(37,382)	$(5,367)
USD Currency, Strike Price JPY 90	Citibank N.A.	8/24/2012	(16,850,000)	(77,088)	(74,763)	2,325

Options Written-Puts
EUR Currency, Strike Price USD 1.250	Citibank N.A.	4/12/2012	(14,135,000)	(22,395)	(19)	22,376

Total Options Written				$(131,498)	$(112,164)	$19,334

Swap Agreements

Credit Default Swaps on Credit Indices—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Index, Series 17, Version 1	Morgan Stanley Capital Services	(1.000%)	12/20/2016	1.195%	$5,580,000	$(35,490)	$65,404	$(100,894)

Totals						$(35,490)	$65,404	$(100,894)

MSF-43

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on Credit Indices—Sell Protection (d)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/2016	6.799%	$1,261,000	$(21,243)	$(96,852)	$75,609
Markit CMBX North America AAA-Rated Index, Version 3	Morgan Stanley Capital Services	0.080%	12/13/2049	N/A	760,000	(51,300)	(88,304)	37,004
Markit CMBX North America AAA-Rated Index, Version 4	Morgan Stanley Capital Services	0.350%	2/17/2051	N/A	760,000	(53,200)	(91,001)	37,801
Markit CDX North America High Yield Index, Series 17, Version 2	Deutsche Bank AG	5.000%	12/20/2016	6.799%	3,637,500	(61,279)	(324,849)	263,570

Totals						$(187,022)	$(601,006)	$413,984

Credit Default Swaps on Corporate Issuers—Buy Protection (a)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Received	Unrealized Depreciation
Sara Lee Corp. (6.125%, 11/01/32)	JPMorgan Chase Bank	(1.000)%	3/20/2017	0.853%	$594,100	$(3,385)	$(2,674)	$(711)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6 Month Euribor	Pay	2.800%	11/10/2041	EUR 1,200,000	$78,753	$0	$78,753
Deutsche Bank AG	6 Month Euribor	Receive	2.783%	11/10/2041	EUR 1,200,000	(72,870)	0	(72,870)
Bank of America N.A.	3 Month LIBOR	Receive	2.850%	2/9/2042	USD 700,000	28,330	0	28,330
Deutsche Bank AG	3 Month LIBOR	Receive	2.699%	1/11/2042	USD 1,400,000	98,966	0	98,966
Deutsche Bank AG	3 Month LIBOR	Receive	2.392%	3/19/2022	USD 1,300,000	(12,585)	0	(12,585)
Deutsche Bank AG	3 Month LIBOR	Receive	2.456%	3/22/2022	USD 3,500,000	(54,235)	0	(54,235)
Morgan Stanley Capital Services, Inc.	3 Month LIBOR	Pay	2.295%	4/3/2022	USD 1,400,000	0	0	0

Totals						$66,359	$0	$66,359

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Portfolio will either be entitled to (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on an index, corporate issuers or sovereign issuers as of period end serve as some indication of the current status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract is generally the notional amount of the contract. These potential amounts may be partially offset or reduced by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MSF-44

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$811,375,636	$—	$—	$811,375,636
Total U.S. Treasury & Government Agencies*	—	311,626,592	—	311,626,592
Total Corporate Bonds & Notes*	—	160,923,983	—	160,923,983
Total Mortgage-Backed Securities*	—	54,677,144	—	54,677,144
Total Asset-Backed Securities*	—	35,691,549	—	35,691,549
Total Foreign Government*	—	12,643,091	—	12,643,091
Options Purchased
Call Options	—	246,717	—	246,717
Put Options	77,669	313,240	—	390,909
Total Options Purchased	77,669	559,957	—	637,626
Total Municipal Bonds & Notes*	—	1,304,939	—	1,304,939
Total Preferred Stock*	629,293	—	—	629,293
Short Term Investments
Mutual Funds	74,779,332	—	—	74,779,332
Repurchase Agreement	—	1,605,000	—	1,605,000
Total Short Term Investments	74,779,332	1,605,000	—	76,384,332
Total Investments	$886,861,930	$579,032,255	$—	$1,465,894,185

Total TBA Sale Commitments	$—	$(57,349,328)	$—	$(57,349,328)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$164,269	$—	$164,269
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(426,652)	—	(426,652)
Total Forward Contracts (Net Unrealized Depreciation)	—	(262,383)	—	(262,383)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	1,422,730	—	—	1,422,730
Futures Contracts (Unrealized Depreciation)	(143,667)	—	—	(143,667)
Total Futures Contracts (Net Unrealized Appreciation)	1,279,063	—	—	1,279,063
Written Options
Call Options Written	—	(112,145)	—	(112,145)
Put Options Written	—	(19)	—	(19)
Total Written Options	—	(112,164)	—	(112,164)
Swap Agreements
Swap Contracts at Value (Assets)	—	206,049	—	206,049
Swap Contracts at Value (Liabilities)	—	(365,587)	—	(365,587)
Total Swap Agreements at Value	—	(159,538)	—	(159,538)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts and forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-45

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Bonds & Notes
Balance as of December 31, 2011	$0
Transfers Into Level 3	0
Transfers Out of Level 3	0
Accrued discounts/premiums	(36)
Realized Loss	(229,641)
Change in unrealized appreciation	229,677
Security Purchases	0
Security Sales	0

Balance as of March 31, 2012	$0

The change in unrealized appreciation on investments held at March 31, 2012 was $0.

MSF-46

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.7%
General Dynamics Corp.	240,000	$17,611,200
L-3 Communications Holdings, Inc.	120,000	8,492,400
Lockheed Martin Corp.	160,000	14,377,600
Northrop Grumman Corp.	270,000	16,491,600
Raytheon Co.	90,000	4,750,200

		61,723,000

Airlines—1.1%
Copa Holdings S.A.	30,000	2,376,000
Southwest Airlines Co.	1,400,000	11,536,000

		13,912,000

Beverages—1.7%
Coca-Cola Enterprises, Inc.	470,000	13,442,000
Constellation Brands, Inc. (a)	350,000	8,256,500

		21,698,500

Capital Markets—0.2%
Ares Capital Corp.	170,000	2,779,500

Chemicals—1.3%
CF Industries Holdings, Inc.	80,000	14,612,000
Cytec Industries, Inc.	50,000	3,039,500

		17,651,500

Commercial Banks—0.4%
Bank of Hawaii Corp. (b)	70,000	3,384,500
Wells Fargo & Co.	70,000	2,389,800

		5,774,300

Commercial Services & Supplies—0.8%
Pitney Bowes, Inc. (b)	560,000	9,844,800

Communications Equipment—0.8%
Cisco Systems, Inc.	470,000	9,940,500

Computers & Peripherals—5.7%
Dell, Inc. (a)	870,000	14,442,000
Hewlett-Packard Co.	920,000	21,923,600
Lexmark International, Inc. (Class A)	360,000	11,966,400
Seagate Technology plc	460,000	12,397,000
Western Digital Corp. (a)	350,000	14,486,500

		75,215,500

Construction & Engineering—0.9%
Chicago Bridge & Iron Co., NV	280,000	12,093,200

Consumer Finance—1.3%
Capital One Financial Corp.	10,000	557,400
Discover Financial Services	500,000	16,670,000

		17,227,400

Diversified Financial Services—4.6%
JPMorgan Chase & Co.	1,020,000	46,899,600
The NASDAQ OMX Group, Inc. (a)	510,000	13,209,000

		60,108,600

Security Description	Shares	Value

Diversified Telecommunication Services—2.9%
AT&T, Inc.	270,000	$8,432,100
Verizon Communications, Inc.	760,000	29,054,800

		37,486,900

Electric Utilities—0.6%
Entergy Corp.	120,000	8,064,000

Electronic Equipment, Instruments & Components—0.6%
Jabil Circuit, Inc.	180,000	4,521,600
Vishay Intertechnology, Inc. (a) (b)	220,000	2,675,200

		7,196,800

Energy Equipment & Services—1.0%
Nabors Industries, Ltd. (a)	730,000	12,767,700

Food & Staples Retailing—2.1%
Safeway, Inc. (b)	690,000	13,944,900
The Kroger Co.	570,000	13,811,100

		27,756,000

Food Products—1.0%
ConAgra Foods, Inc.	520,000	13,655,200

Health Care Equipment & Supplies—1.2%
Zimmer Holdings, Inc. (a)	250,000	16,070,000

Health Care Providers & Services—8.9%
Aetna, Inc.	360,000	18,057,600
AmerisourceBergen Corp.	290,000	11,507,200
Cardinal Health, Inc.	310,000	13,364,100
Coventry Health Care, Inc. (a)	400,000	14,228,000
Humana, Inc.	170,000	15,721,600
UnitedHealth Group, Inc.	450,000	26,523,000
WellPoint, Inc.	240,000	17,712,000

		117,113,500

Hotels, Restaurants & Leisure—1.2%
Wyndham Worldwide Corp.	330,000	15,348,300

Household Products—0.5%
The Procter & Gamble Co.	100,000	6,721,000

Independent Power Producers & Energy Traders—1.1%
The AES Corp. (a)	1,070,000	13,984,900

Industrial Conglomerates—2.5%
General Electric Co.	660,000	13,246,200
Tyco International, Ltd.	350,000	19,663,000

		32,909,200

Insurance—10.4%
Allied World Assurance Co. Holdings AG (b)	30,000	2,060,100
American Financial Group, Inc.	350,000	13,503,000
Arch Capital Group, Ltd. (a)	280,000	10,427,200
Assurant, Inc.	330,000	13,365,000
Fidelity National Financial, Inc. (b)	370,000	6,671,100
HCC Insurance Holdings, Inc.	150,000	4,675,500
Protective Life Corp. (b)	190,000	5,627,800

MSF-47

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc.	310,000	$19,650,900
Reinsurance Group of America, Inc.	60,000	3,568,200
RenaissanceRe Holdings, Ltd.	30,000	2,271,900
The Chubb Corp.	240,000	16,586,400
The Travelers Cos., Inc.	30,000	1,776,000
Torchmark Corp.	200,000	9,970,000
Unum Group	590,000	14,443,200
W.R. Berkley Corp. (b)	320,000	11,558,400

		136,154,700

Internet & Catalog Retail—0.9%
Expedia, Inc. (b)	370,000	12,372,800

IT Services—0.2%
Computer Sciences Corp.	70,000	2,095,800
Total System Services, Inc.	40,000	922,800

		3,018,600

Machinery—2.3%
AGCO Corp. (a)	270,000	12,746,700
Oshkosh Corp. (a) (b)	140,000	3,243,800
Parker Hannifin Corp.	170,000	14,373,500

		30,364,000

Media—4.0%
CBS Corp. (Class B)	520,000	17,633,200
DISH Network Corp. (a)	440,000	14,489,200
Gannett Co., Inc. (b)	880,000	13,490,400
Time Warner Cable, Inc.	80,000	6,520,000

		52,132,800

Multi-Utilities—1.0%
Ameren Corp.	390,000	12,706,200

Multiline Retail—1.2%
Macy’s, Inc.	410,000	16,289,300

Office Electronics—1.1%
Xerox Corp.	1,780,000	14,382,400

Oil, Gas & Consumable Fuels—14.4%
Apache Corp.	180,000	18,079,200
Chevron Corp.	480,000	51,475,200
ConocoPhillips	430,000	32,684,300
Denbury Resources, Inc. (a)	130,000	2,369,900
Devon Energy Corp.	260,000	18,491,200
HollyFrontier Corp.	279,038	8,971,072
Marathon Oil Corp.	510,000	16,167,000
Murphy Oil Corp.	220,000	12,379,400
Tesoro Corp. (a)	490,000	13,151,600
Valero Energy Corp.	600,000	15,462,000

		189,230,872

Security Description	Shares/Par Amount	Value

Paper & Forest Products—2.2%
Domtar Corp.	150,000	$14,307,000
International Paper Co.	430,000	15,093,000

		29,400,000

Pharmaceuticals—7.3%
Abbott Laboratories	230,000	14,096,700
Eli Lilly & Co.	460,000	18,524,200
Forest Laboratories, Inc. (a)	450,000	15,610,500
Pfizer, Inc.	2,070,000	46,906,200

		95,137,600

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.	50,000	1,405,500

Software—3.0%
CA, Inc.	560,000	15,433,600
Microsoft Corp.	340,000	10,965,000
Symantec Corp. (a)	680,000	12,716,000

		39,114,600

Specialty Retail—3.5%
Best Buy Co., Inc. (b)	530,000	12,550,400
Foot Locker, Inc. (b)	290,000	9,004,500
GameStop Corp. (a) (b)	530,000	11,575,200
Limited Brands, Inc.	270,000	12,960,000

		46,090,100

Tobacco—1.2%
Philip Morris International, Inc.	180,000	15,949,800

Total Common Stock (Identified Cost $1,126,693,529)		1,310,791,572

Short Term Investments—6.1%

Mutual Funds—6.0%
State Street Navigator Securities Lending Prime Portfolio (c)	78,604,065	78,604,065

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $1,511,001 on 04/02/12, collateralized by $1,540,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $1,545,775.	$1,511,000	1,511,000

Total Short Term Investments (Identified Cost $80,115,065)		80,115,065

Total Investments—106.0% (Identified Cost $1,206,808,594) (d)		1,390,906,637
Liabilities in excess of other assets		(78,770,903)

Net Assets—100.0%		$1,312,135,734

MSF-48

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $75,430,744 and the collateral received consisted of cash in the amount of $78,604,065. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,206,808,594. The aggregate unrealized appreciation and depreciation of investments was $198,506,188 and $(14,408,145), respectively, resulting in net unrealized appreciation of $184,098,043 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,310,791,572	$—	$—	$1,310,791,572
Short Term Investments
Mutual Funds	78,604,065	—	—	78,604,065
Repurchase Agreement	—	1,511,000	—	1,511,000
Total Short Term Investments	78,604,065	1,511,000	—	80,115,065
Total Investments	$1,389,395,637	$1,511,000	$—	$1,390,906,637

*	See Schedule of Investments for additional detailed categorizations.

MSF-49

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.2%
Precision Castparts Corp.	123,500	$21,353,150
The Boeing Co.	863,400	64,211,058
United Technologies Corp.	264,500	21,937,630

		107,501,838

Auto Components—0.9%
Allison Transmission Holdings, Inc. (a) (b)	289,400	6,910,872
BorgWarner, Inc. (a) (b)	98,600	8,315,924

		15,226,796

Automobiles—0.8%
Tesla Motors, Inc. (a) (b)	365,000	13,592,600

Beverages—3.0%
PepsiCo., Inc.	106,000	7,033,100
The Coca-Cola Co.	619,297	45,834,171

		52,867,271

Biotechnology—3.0%
Biogen Idec, Inc. (b)	195,200	24,589,344
Celgene Corp. (b)	237,400	18,403,248
Gilead Sciences, Inc. (b)	175,800	8,587,830

		51,580,422

Capital Markets—2.2%
Jefferies Group, Inc. (a)	876,500	16,513,260
The Goldman Sachs Group, Inc.	171,000	21,267,270

		37,780,530

Chemicals—2.0%
Celanese Corp. (Series A)	427,200	19,728,096
Monsanto Co.	194,000	15,473,440

		35,201,536

Commercial Banks—1.4%
Wells Fargo & Co.	713,000	24,341,820

Communications Equipment—4.4%
F5 Networks, Inc. (b)	53,200	7,179,872
QUALCOMM, Inc.	1,015,300	69,060,706

		76,240,578

Computers & Peripherals—11.3%
Apple, Inc. (b)	265,417	159,109,529
EMC Corp. (b)	241,234	7,189,694
Fusion-io, Inc. (a) (b)	295,977	8,408,706
NetApp, Inc. (b)	478,200	21,409,014

		196,116,943

Diversified Telecommunication Services—1.8%
Level 3 Communications, Inc. (a) (b)	171,400	4,410,122
Verizon Communications, Inc.	690,400	26,393,992

		30,804,114

Electrical Equipment—0.5%
Roper Industries, Inc. (a)	88,700	8,795,492

Security Description	Shares	Value

Energy Equipment & Services—3.0%
National Oilwell Varco, Inc.	235,200	$18,691,344
Noble Corp. (a)	309,200	11,585,724
Schlumberger, Ltd.	304,393	21,286,203

		51,563,271

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	293,700	26,667,960
Whole Foods Market, Inc.	217,300	18,079,360

		44,747,320

Food Products—0.5%
Green Mountain Coffee Roasters, Inc. (a) (b)	178,800	8,374,992

Health Care Equipment & Supplies—0.7%
Intuitive Surgical, Inc. (b)	16,181	8,773,182
Stryker Corp.	75,148	4,169,211

		12,942,393

Health Care Providers & Services—3.3%
AmerisourceBergen Corp.	426,800	16,935,424
Cardinal Health, Inc.	288,600	12,441,546
Medco Health Solutions, Inc. (b)	397,400	27,937,220

		57,314,190

Health Care Technology—1.7%
Cerner Corp. (a) (b)	398,800	30,372,608

Hotels, Restaurants & Leisure—3.7%
Chipotle Mexican Grill, Inc. (a) (b)	21,300	8,903,400
Las Vegas Sands Corp. (b)	464,380	26,734,357
Starbucks Corp.	504,800	28,213,272

		63,851,029

Household Durables—1.1%
Stanley Black & Decker, Inc.	259,700	19,986,512

Household Products—0.6%
The Procter & Gamble Co.	145,495	9,778,719

Internet & Catalog Retail—4.0%
Amazon.com, Inc. (b)	258,178	52,283,627
priceline.com, Inc. (b)	24,400	17,507,000

		69,790,627

Internet Software & Services—4.8%
eBay, Inc. (b)	553,800	20,429,682
Google, Inc. (Class A) (b)	76,555	49,090,128
Rackspace Hosting, Inc. (a) (b)	244,700	14,141,213

		83,661,023

IT Services—2.3%
VeriFone Systems, Inc. (a) (b)	362,200	18,787,314
Visa, Inc. (Class A)	177,800	20,980,400

		39,767,714

MSF-50

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—5.5%
Danaher Corp.	837,200	$46,883,200
Eaton Corp.	445,800	22,214,214
PACCAR, Inc.	274,700	12,864,201
Terex Corp. (a)	597,488	13,443,480

		95,405,095

Media—1.2%
Comcast Corp. (Class A)	714,200	21,433,142

Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc.	421,650	16,039,566

Oil, Gas & Consumable Fuels—5.6%
Alpha Natural Resources, Inc. (a) (b)	483,390	7,352,362
Anadarko Petroleum Corp.	373,700	29,275,658
Exxon Mobil Corp.	461,600	40,034,568
Range Resources Corp.	342,500	19,912,950

		96,575,538

Personal Products—0.5%
Herbalife, Ltd.	124,400	8,561,208

Pharmaceuticals—2.0%
Pfizer, Inc.	880,900	19,961,194
Valeant Pharmaceuticals International, Inc. (b)	260,100	13,964,769

		33,925,963

Professional Services—0.7%
ManpowerGroup	242,900	11,506,173

Real Estate Investment Trusts—1.0%
American Tower Corp.	266,000	16,763,320

Semiconductors & Semiconductor Equipment—4.6%
Avago Technologies, Ltd.	235,200	9,165,744
Broadcom Corp.	473,238	18,598,253
Marvell Technology Group, Ltd. (b)	1,335,500	21,007,415
NXP Semiconductor NV (a) (b)	639,600	17,019,756
Xilinx, Inc. (a)	367,400	13,384,382

		79,175,550

Software—8.4%
Check Point Software Technologies, Ltd. (a) (b)	358,820	22,907,069
Microsoft Corp.	1,661,000	53,567,250
Red Hat, Inc. (b)	320,700	19,206,723
Salesforce.com, Inc. (a) (b)	203,767	31,484,039
VMware, Inc. (b)	156,365	17,570,735

		144,735,816

Specialty Retail—1.8%
The Home Depot, Inc.	606,600	30,518,046

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—2.1%
Coach, Inc.	228,850	$17,685,528
Michael Kors Holdings, Ltd. (b)	245,900	11,456,481
Under Armour, Inc. (b)	71,600	6,730,400

		35,872,409

Total Common Stock (Identified Cost $1,503,890,457)		1,732,712,164

Short Term Investments—7.8%

Mutual Funds—7.7%
State Street Navigator Securities Lending Prime Portfolio (c)	133,313,607	133,313,607

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $2,169,002 on 04/02/12, collateralized by $2,205,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $2,213,269.	$2,169,000	2,169,000

Total Short Term Investments (Identified Cost $135,482,607)		135,482,607

Total Investments—107.9% (Identified Cost $1,639,373,064) (d)		1,868,194,771
Liabilities in excess of other assets		(136,588,431)

Net Assets—100.0%		$1,731,606,340

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $130,604,237 and the collateral received consisted of cash in the amount of $133,313,607 and non-cash collateral with a value of $378,907. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,639,373,064. The aggregate unrealized appreciation and depreciation of investments was $269,201,995 and $(40,380,288), respectively, resulting in net unrealized appreciation of $228,821,707 for federal income tax purposes.

MSF-51

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,732,712,164	$—	$—	$1,732,712,164
Short Term Investments
Mutual Funds	133,313,607	—	—	133,313,607
Repurchase Agreement	—	2,169,000	—	2,169,000
Total Short Term Investments	133,313,607	2,169,000	—	135,482,607
Total Investments	$1,866,025,771	$2,169,000	$—	$1,868,194,771

*	See Schedule of Investments for additional detailed categorizations.

MSF-52

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2012

Commercial Paper (a)—49.0% of Net Assets

Security Description	Par Amount	Value

Asset Backed—24.3%
Alpine Securitization Corp. 0.183%, 04/17/12	$3,506,000	$3,505,720
Amsterdam Funding Corp. 0.132%, 04/02/12	19,545,000	19,544,929
Bryant Park Funding, LLC 0.163%, 04/04/12	8,000,000	7,999,893
CAFCO, LLC 0.254%, 04/16/12	25,000,000	24,997,396
0.264%, 05/03/12	5,000,000	4,998,844
CRC Funding, LLC 0.275%, 05/09/12	10,000,000	9,997,150
Fairway Finance Co., LLC 0.286%, 06/11/12 (b)	15,000,000	15,000,000
Jupiter Securitization Co., LLC 0.152%, 04/24/12	20,000,000	19,998,083
Manhattan Asset Funding Co., LLC 0.275%, 04/02/12	23,000,000	22,999,847
0.183%, 04/03/12	9,000,000	8,999,920
Mont Blanc Capital Corp. 0.534%, 05/09/12	20,000,000	19,988,917
Nieuw Amsterdam Receivables Corp. 0.102%, 04/02/12	10,000,000	9,999,972
0.264%, 04/11/12	15,000,000	14,998,917
0.214%, 05/01/12	15,000,000	14,997,375
0.234%, 05/14/12	10,000,000	9,997,253
0.264%, 05/22/12	25,311,000	25,301,677
Regency Markets No. 1, LLC 0.203%, 04/25/12	35,100,000	35,095,320
Rhein-Main Securitisation, Ltd. 0.437%, 04/02/12	24,000,000	23,999,713
Salisbury Receivables Co., LLC 0.183%, 04/12/12	25,000,000	24,998,625
0.224%, 04/20/12	5,162,000	5,161,401
0.407%, 05/08/12	10,000,000	9,995,889
Thames Asset Global Securitization 0.336%, 04/04/12	15,000,000	14,999,588
0.325%, 04/16/12	15,000,000	14,998,000
Thunder Bay Funding, LLC 0.234%, 05/07/12	20,000,000	19,995,400
Variable Funding Capital Co., LLC 0.193%, 04/16/12	25,000,000	24,998,021
Victory Receivables Corp. 0.203%, 04/24/12	10,000,000	9,998,722
0.224%, 05/07/12	7,000,000	6,998,460
0.254%, 05/08/12	15,000,000	14,996,146

		439,561,178

Asset Backed - Other—1.4%
Cancara Asset Securitization, LLC 0.213%, 04/02/12	25,000,000	24,999,854

Capital Markets—1.1%
State Street Corp. 0.234%, 06/11/12	20,000,000	19,990,928

Commercial Banks—7.1%
Bank of Nova Scotia 0.061%, 04/02/12	12,000,000	11,999,980

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Bank of Nova Scotia 0.102%, 04/05/12	$50,000,000	$49,999,444
Sumitomo Trust & Banking Co., Ltd. 0.376%, 06/13/12	25,000,000	24,981,243
Westpac Banking Corp. 0.508%, 07/09/12	16,500,000	16,477,313
0.498%, 08/13/12	26,000,000	25,952,579

		129,410,559

Diversified Financial Services—12.3%
Barclays U.S. Funding, LLC 0.102%, 04/02/12	50,000,000	49,999,861
Deutsche Bank Financial, LLC 0.447%, 05/08/12	22,000,000	21,990,051
ING U.S. Funding, LLC 0.498%, 05/18/12	60,000,000	59,961,616
JPMorgan Chase & Co. 0.183%, 05/02/12	15,000,000	14,997,675
Mizuho Funding, LLC 0.427%, 04/24/12	20,710,000	20,704,443
0.432%, 05/08/12	10,000,000	9,995,632
0.254%, 05/25/12	15,000,000	14,994,375
National Australia Funding Group 0.478%, 07/03/12	15,500,000	15,481,180
Nordea North America 0.310%, 04/17/12	15,000,000	14,997,967

		223,122,800

Yankee—2.8%
DnB NOR Bank ASA 0.081%, 04/04/12	40,000,000	39,999,733
0.539%, 04/12/12	10,000,000	9,998,381

		49,998,114

Total Commercial Paper (Identified Cost $887,083,433)		887,083,433

Certificate of Deposit—26.3%

Capital Markets—1.9%
Credit Suisse Group AG 0.530%, 04/10/12	10,000,000	10,000,000
0.490%, 04/11/12	15,000,000	15,001,333
Deutsche Bank AG 0.480%, 04/30/12	10,000,000	10,000,000

		35,001,333

Commercial Banks—15.6%
Bank of Montreal 0.150%, 04/10/12	24,000,000	24,000,000
0.160%, 05/02/12	15,000,000	15,000,000
Bank of Nova Scotia 0.180%, 05/10/12	10,000,000	10,000,000
0.350%, 07/17/12	10,000,000	10,000,000
Barclays Bank plc 0.500%, 05/16/12	19,000,000	19,000,000
0.590%, 07/13/12	10,000,000	10,000,000

MSF-53

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2012

Certificate of Deposit—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
JPMorgan Chase Bank N.A. 0.595%, 03/18/13 (b)	$21,190,000	$21,190,000
Mizuho Corporate Bank, Ltd. 0.370%, 06/07/12	25,000,000	25,000,000
Rabobank Nederland NV 0.470%, 04/23/12	17,000,000	17,000,000
0.570%, 09/17/12	26,000,000	26,000,000
RBC Royal Bank 0.593%, 07/09/12 (b)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp. 0.370%, 05/09/12	12,000,000	12,000,000
0.360%, 06/12/12	20,000,000	20,000,000
Sumitomo Trust & Banking Co., Ltd. 0.280%, 04/09/12	30,000,000	30,000,000
0.370%, 06/21/12	12,000,000	12,000,000
TD Bank Financial Group 0.370%, 04/17/12	27,000,000	27,000,000

		283,190,000

Yankee—8.8%
Bank of Tokyo Mitsubishi UFJ, Ltd. 0.400%, 05/11/12	15,000,000	15,000,000
0.370%, 06/25/12	10,000,000	10,000,000
National Australia Bank, Ltd. 0.490%, 06/18/12	9,300,000	9,300,000
0.400%, 07/18/12	10,000,000	10,000,000
National Bank of Canada 0.350%, 08/27/12	18,000,000	18,000,000
Nordea Bank Finland plc 0.460%, 04/09/12	15,000,000	15,000,000
0.300%, 05/21/12	16,500,000	16,500,000
0.610%, 08/09/12	10,000,000	10,000,000
Norinchukin Bank 0.170%, 04/03/12	20,000,000	20,000,000
0.230%, 04/23/12	35,000,000	35,000,000

		158,800,000

Total Certificate of Deposit (Identified Cost $476,991,333)		476,991,333

U.S. Treasury & Government Agencies—25.1%

Federal Agencies—12.4%
Federal Home Loan Bank 0.102%, 05/23/12 (a)	4,000,000	3,999,422
0.163%, 06/18/12 (a)	15,000,000	14,999,278

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 0.213%, 04/03/12 (b)	$20,000,000	$19,999,956
0.132%, 08/14/12 (a)	15,000,000	14,992,687
0.184%, 11/02/12 (b)	15,000,000	14,994,649
0.300%, 01/24/13 (b)	10,500,000	10,496,547
0.360%, 09/03/13 (b)	15,000,000	14,995,688
0.182%, 09/13/13 (b)	74,300,000	74,234,602
Federal National Mortgage Association 0.228%, 05/18/12 (a)	10,000,000	10,060,022
0.232%, 07/26/12 (b)	20,000,000	19,998,730
0.262%, 08/23/12 (b)	15,000,000	14,998,204
0.272%, 12/20/12 (b)	10,000,000	9,998,541

		223,768,326

U.S. Treasury—12.7%
U.S. Treasury Bills 0.081%, 05/24/12 (a)	10,361,000	10,359,780
0.102%, 06/28/12 (a)	30,000,000	29,992,667
U.S. Treasury Notes 4.750%, 05/31/12	30,000,000	30,228,595
0.375%, 08/31/12	30,000,000	30,029,297
4.125%, 08/31/12	50,000,000	50,825,892
4.250%, 09/30/12	20,000,000	20,411,568
0.375%, 10/31/12	30,000,000	30,040,600
3.375%, 11/30/12	15,000,000	15,323,979
1.375%, 02/15/13	13,000,000	13,131,250

		230,343,628

Total U.S. Treasury & Government Agencies (Identified Cost $454,111,954)		454,111,954

Total Investments—100.4% (Identified Cost $1,818,186,720) (c)		1,818,186,720
Liabilities in excess of other assets		(7,750,733)

Net Assets—100.0%		$1,810,435,987

(a)	Rate shown reflects discount rate at the time of purchase unless otherwise noted.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(c)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,818,186,720.

MSF-54

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Commercial Paper*	$—	$887,083,433	$—	$887,083,433
Total Certificate of Deposit*	—	476,991,333	—	476,991,333
Total U.S. Treasury & Government Agencies*	—	454,111,954	—	454,111,954
Total Investments	$—	$1,818,186,720	$—	$1,818,186,720

*	See Schedule of Investments for additional detailed categorizations.

MSF-55

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Lockheed Martin Corp. (a)	404,971	$36,390,694

Automobiles—0.5%
Harley-Davidson, Inc. (a)	403,970	19,826,848

Beverages—3.9%
Diageo plc (ADR)	436,488	42,121,092
Heineken Holding NV (EUR)	686,227	32,116,344
The Coca-Cola Co.	1,077,210	79,724,312

		153,961,748

Capital Markets—7.6%
Ameriprise Financial, Inc.	322,856	18,444,763
Julius Baer Group, Ltd. (CHF)	1,166,466	47,113,124
The Bank of New York Mellon Corp.	7,913,894	190,962,262
The Charles Schwab Corp.	1,529,600	21,980,352
The Goldman Sachs Group, Inc.	145,630	18,112,003

		296,612,504

Chemicals—4.8%
Air Products & Chemicals, Inc.	309,805	28,440,099
Ecolab, Inc.	335,203	20,688,729
Monsanto Co.	995,218	79,378,588
Potash Corp. of Saskatchewan, Inc.	654,188	29,889,850
Praxair, Inc.	241,775	27,717,086

		186,114,352

Commercial Banks—5.9%
Wells Fargo & Co.	6,798,486	232,100,312

Commercial Services & Supplies—1.4%
Iron Mountain, Inc.	1,948,530	56,117,664

Computers & Peripherals—0.5%
Hewlett-Packard Co.	775,940	18,490,650

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	193,106	16,535,667

Consumer Finance—5.6%
American Express Co.	3,776,524	218,509,679

Containers & Packaging—0.3%
Sealed Air Corp.	642,341	12,403,605

Distributors—0.3%
Li & Fung, Ltd. (HKD) (a)	5,412,100	12,363,234

Diversified Financial Services—0.5%
Bank of America Corp.	283,391	2,712,052
CME Group, Inc.	25,485	7,373,575
JPMorgan Chase & Co.	232,232	10,678,027

		20,763,654

Energy Equipment & Services—1.1%
Schlumberger, Ltd.	240,140	16,792,990
Transocean, Ltd.	450,073	24,618,993

		41,411,983

Security Description	Shares	Value

Food & Staples Retailing—10.3%
Costco Wholesale Corp.	1,812,460	$164,571,368
CVS Caremark Corp.	4,847,011	217,146,092
Sysco Corp.	361,730	10,801,258
Walgreen Co.	307,520	10,298,845

		402,817,563

Food Products—0.7%
Kraft Foods, Inc. (Class A)	169,310	6,435,473
Nestle S.A. (CHF)	119,047	7,492,192
Unilever NV	337,290	11,477,979

		25,405,644

Health Care Equipment & Supplies—0.7%
Baxter International, Inc.	349,310	20,881,752
Becton, Dickinson & Co.	88,388	6,863,328

		27,745,080

Health Care Providers & Services—2.5%
Express Scripts Holding Co. (b)	1,841,900	99,794,142

Household Durables—0.1%
Hunter Douglas NV (EUR) (a)	126,751	5,491,410

Insurance—11.7%
ACE, Ltd.	396,130	28,996,716
Alleghany Corp. (b)	133,595	43,966,115
Aon Corp.	109,310	5,362,749
Berkshire Hathaway, Inc. (Class A) (a) (b)	807	98,373,300
Everest Re Group, Ltd. (a)	166,160	15,373,123
Fairfax Financial Holdings, Ltd. (a)	47,045	18,939,785
Fairfax Financial Holdings, Ltd. (144A) (CAD)	17,220	6,950,323
Loews Corp.	3,040,437	121,222,223
Markel Corp. (a) (b)	12,970	5,822,752
The Progressive Corp.	4,847,271	112,359,742

		457,366,828

Internet & Catalog Retail—1.5%
Expedia, Inc. (a)	352,009	11,771,181
Groupon, Inc. (a) (b)	259,820	4,775,492
Liberty Interactive Corp. (Series A) (b)	912,550	17,420,579
Netflix, Inc. (b)	171,860	19,770,774
TripAdvisor, Inc. (a) (b)	166,159	5,926,892

		59,664,918

Internet Software & Services—3.1%
Google, Inc. (Class A) (b)	189,102	121,259,766

IT Services—0.5%
Visa, Inc. (Class A)	158,640	18,719,520

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	359,340	15,994,223

Machinery—0.5%
PACCAR, Inc.	390,640	18,293,671

MSF-56

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—1.0%
China Shipping Development Co., Ltd. (HKD) (a)	9,932,600	$6,829,516
Kuehne & Nagel International AG (CHF)	231,785	31,336,050

		38,165,566

Media—1.8%
Grupo Televisa S.A.B. (ADR)	242,700	5,116,116
The Walt Disney Co.	1,496,350	65,510,203

		70,626,319

Metals & Mining—1.2%
BHP Billiton plc (GBP)	703,422	21,539,198
Rio Tinto plc (GBP)	453,132	25,117,808

		46,657,006

Oil, Gas & Consumable Fuels—10.3%
Canadian Natural Resources, Ltd. (a)	3,027,200	100,442,496
China Coal Energy Co. (H Shares) (HKD)	12,019,000	13,486,773
Devon Energy Corp.	689,664	49,048,904
EOG Resources, Inc.	881,410	97,924,651
Occidental Petroleum Corp.	1,276,840	121,593,473
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	2,566,700	21,231,570

		403,727,867

Paper & Forest Products—0.0%
Sino-Forest Corp. (CAD) (b) (c)	2,572,780	0
Sino-Forest Corp. (144A) (CAD) (b) (c)	66,100	0

		0

Personal Products—0.1%
Natura Cosmeticos S.A. (BRL)	219,600	4,775,874

Pharmaceuticals—3.6%
Johnson & Johnson	574,536	37,896,394
Merck & Co., Inc.	1,382,590	53,091,456
Roche Holding AG (CHF)	286,038	49,801,139

		140,788,989

Real Estate Management & Development—1.4%
Brookfield Asset Management, Inc.	646,057	20,396,020
Hang Lung Group, Ltd. (HKD) (a)	5,341,200	34,003,083

		54,399,103

Semiconductors & Semiconductor Equipment—1.9%
Intel Corp.	478,840	13,460,193
Texas Instruments, Inc.	1,825,133	61,342,720

		74,802,913

Software—2.5%
Activision Blizzard, Inc. (a)	1,773,600	22,737,552
Microsoft Corp.	1,692,750	54,591,188
Oracle Corp.	757,200	22,079,952

		99,408,692

Security Description	Shares/Par Amount	Value

Specialty Retail—4.1%
Bed Bath & Beyond, Inc. (b)	1,872,781	$123,172,807
CarMax, Inc. (a) (b)	887,359	30,746,989
Tiffany & Co. (a)	111,860	7,732,882

		161,652,678

Textiles, Apparel & Luxury Goods—0.2%
Cie Financiere Richemont S.A. (CHF)	95,389	5,989,303

Tobacco—0.7%
Philip Morris International, Inc.	300,563	26,632,887

Transportation Infrastructure—1.0%
China Merchants Holdings International Co., Ltd. (HKD) (a)	11,451,134	38,107,666
LLX Logistica S.A. (BRL) (b)	470,240	873,271

		38,980,937

Wireless Telecommunication Services—0.3%
América Movil S.A.B. de C.V. (ADR)	521,040	12,937,423

Total Common Stock (Identified Cost $2,956,950,031)		3,753,700,916

Convertible Bonds & Notes—0.0%

Paper & Forest Products—0.0%
Sino-Forest Corp. (144A) 5.000%, 08/01/13 (d)	$5,844,000	1,431,780

Total Convertible Bonds & Notes (Identified Cost $5,844,000)		1,431,780

Short Term Investments—8.2%

Commercial Paper—4.0%
Barclays U.S. Funding, LLC 0.120%, 04/03/12	25,984,000	25,983,394
0.120%, 04/09/12	21,299,000	21,298,432
0.120%, 04/10/12	25,434,000	25,433,237
HSBC Finance Corp. 0.090%, 04/04/12	38,349,000	38,348,712
0.090%, 04/02/12	45,362,000	45,361,874

		156,425,649

Mutual Funds—4.2%
State Street Navigator Securities Lending Prime Portfolio (e)	165,276,412	165,276,412

Total Short Term Investments (Identified Cost $321,702,061)		321,702,061

Total Investments—104.0% (Identified Cost $3,284,496,092) (f)		4,076,834,757
Liabilities in excess of other assets		(156,866,394)

Net Assets—100.0%		$3,919,968,363

MSF-57

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $161,851,765 and the collateral received consisted of cash in the amount of $165,276,412 and non-cash collateral with a value of $78,506. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $3,260,150,223. The aggregate unrealized appreciation and depreciation of investments was $936,499,788 and $(119,815,254), respectively, resulting in net unrealized appreciation of $816,684,534 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $8,382,103, which is 0.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

MSF-58

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$36,390,694	$—	$—	$36,390,694
Automobiles	19,826,848	—	—	19,826,848
Beverages	121,845,404	32,116,344	—	153,961,748
Capital Markets	249,499,380	47,113,124	—	296,612,504
Chemicals	186,114,352	—	—	186,114,352
Commercial Banks	232,100,312	—	—	232,100,312
Commercial Services & Supplies	56,117,664	—	—	56,117,664
Computers & Peripherals	18,490,650	—	—	18,490,650
Construction Materials	16,535,667	—	—	16,535,667
Consumer Finance	218,509,679	—	—	218,509,679
Containers & Packaging	12,403,605	—	—	12,403,605
Distributors	—	12,363,234	—	12,363,234
Diversified Financial Services	20,763,654	—	—	20,763,654
Energy Equipment & Services	41,411,983	—	—	41,411,983
Food & Staples Retailing	402,817,563	—	—	402,817,563
Food Products	17,913,452	7,492,192	—	25,405,644
Health Care Equipment & Supplies	27,745,080	—	—	27,745,080
Health Care Providers & Services	99,794,142	—	—	99,794,142
Household Durables	—	5,491,410	—	5,491,410
Insurance	457,366,828	—	—	457,366,828
Internet & Catalog Retail	59,664,918	—	—	59,664,918
Internet Software & Services	121,259,766	—	—	121,259,766
IT Services	18,719,520	—	—	18,719,520
Life Sciences Tools & Services	15,994,223	—	—	15,994,223
Machinery	18,293,671	—	—	18,293,671
Marine	—	38,165,566	—	38,165,566
Media	70,626,319	—	—	70,626,319
Metals & Mining	—	46,657,006	—	46,657,006
Oil, Gas & Consumable Fuels	390,241,094	13,486,773	—	403,727,867
Paper & Forest Products	—	—	—	—
Personal Products	4,775,874	—	—	4,775,874
Pharmaceuticals	90,987,850	49,801,139	—	140,788,989
Real Estate Management & Development	20,396,020	34,003,083	—	54,399,103
Semiconductors & Semiconductor Equipment	74,802,913	—	—	74,802,913
Software	99,408,692	—	—	99,408,692
Specialty Retail	161,652,678	—	—	161,652,678
Textiles, Apparel & Luxury Goods	—	5,989,303	—	5,989,303
Tobacco	26,632,887	—	—	26,632,887
Transportation Infrastructure	873,271	38,107,666	—	38,980,937
Wireless Telecommunication Services	12,937,423	—	—	12,937,423
Total Common Stock	3,422,914,076	330,786,840	—	3,753,700,916

MSF-59

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds & Notes
Paper & Forest Products	$—	$1,431,780	$—	$1,431,780
Short Term Investments
Commercial Paper	—	156,425,649	—	156,425,649
Mutual Funds	165,276,412	—	—	165,276,412
Total Short Term Investments	165,276,412	156,425,649	—	321,702,061
Total Investments	$3,588,190,488	$488,644,269	$—	$4,076,834,757

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of December 31, 2011	$1,820,829
Transfers Into Level 3	0
Transfers Out of Level 3	0
Accrued discounts/premiums	0
Realized Gain	0
Change in unrealized depreciation	(1,820,829)
Security Purchases	0
Security Sales	0

Balance as of March 31, 2012	$0

The change in unrealized depreciation on investments held at March 31, 2012 was $(1,820,829).

MSF-60

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Precision Castparts Corp.	19,060	$3,295,474
United Technologies Corp.	71,800	5,955,092

		9,250,566

Beverages—1.0%
PepsiCo., Inc.	67,190	4,458,057

Biotechnology—1.9%
Amgen, Inc.	121,920	8,289,341

Capital Markets—3.5%
Invesco, Ltd.	169,200	4,512,564
Morgan Stanley	97,150	1,908,026
TD Ameritrade Holding Corp.	120,360	2,375,906
The Bank of New York Mellon Corp.	270,970	6,538,506

		15,335,002

Chemicals—1.7%
Ashland, Inc.	69,410	4,238,174
The Mosaic Co.	60,440	3,341,728

		7,579,902

Commercial Banks—5.0%
SunTrust Banks, Inc.	166,050	4,013,428
Wells Fargo & Co.	524,590	17,909,503

		21,922,931

Commercial Services & Supplies—0.9%
Republic Services, Inc.	122,790	3,752,462

Communications Equipment—3.6%
Cisco Systems, Inc.	546,040	11,548,746
QUALCOMM, Inc.	65,710	4,469,594

		16,018,340

Computers & Peripherals—3.7%
Apple, Inc. (a)	12,680	7,601,280
Hewlett-Packard Co.	358,720	8,548,297

		16,149,577

Construction & Engineering—0.6%
Foster Wheeler AG (a)	123,520	2,811,315

Construction Materials—0.4%
Martin Marietta Materials, Inc. (b)	18,220	1,560,179

Consumer Finance—1.2%
Capital One Financial Corp.	95,100	5,300,874

Diversified Financial Services—8.9%
Citigroup, Inc.	318,156	11,628,602
CME Group, Inc.	23,870	6,906,307
Interactive Brokers Group, Inc. (b)	118,010	2,006,170
JPMorgan Chase & Co.	406,668	18,698,595

		39,239,674

Security Description	Shares	Value

Diversified Telecommunication Services—3.7%
AT&T, Inc.	230,330	$7,193,206
CenturyLink, Inc.	144,783	5,595,863
Frontier Communications Corp. (b)	831,560	3,467,605

		16,256,674

Electric Utilities—3.4%
FirstEnergy Corp.	117,430	5,353,634
NextEra Energy, Inc.	94,190	5,753,125
PPL Corp.	132,710	3,750,385

		14,857,144

Energy Equipment & Services—0.5%
Oil States International, Inc. (a) (b)	29,290	2,286,377

Food & Staples Retailing—2.1%
CVS Caremark Corp.	207,240	9,284,352

Food Products—0.8%
Mead Johnson Nutrition Co.	40,020	3,300,850

Health Care Equipment & Supplies—0.4%
Alere, Inc. (a) (b)	60,430	1,571,784

Health Care Providers & Services—3.8%
Aetna, Inc.	69,290	3,475,586
Express Scripts Holding Co. (a) (b)	72,910	3,950,264
McKesson Corp.	39,630	3,478,325
WellPoint, Inc.	80,710	5,956,398

		16,860,573

Household Durables—0.5%
Tempur-Pedic International, Inc. (a)	27,740	2,342,088

Household Products—1.6%
The Procter & Gamble Co.	102,650	6,899,107

Independent Power Producers & Energy Traders—0.7%
NRG Energy, Inc. (a) (b)	203,250	3,184,928

Industrial Conglomerates—1.3%
General Electric Co.	292,930	5,879,105

Insurance—6.0%
Berkshire Hathaway, Inc. (Class B) (a)	215,100	17,455,365
Prudential Financial, Inc.	138,950	8,808,040

		26,263,405

Internet & Catalog Retail—0.9%
Liberty Interactive Corp. (Series A) (a)	201,090	3,838,808

Internet Software & Services—0.9%
Google, Inc. (Class A) (a)	6,350	4,071,874

Leisure Equipment & Products—0.7%
Hasbro, Inc.	78,510	2,882,887

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc.	76,670	4,322,655

MSF-61

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—3.0%
Caterpillar, Inc.	40,920	$4,358,798
Cummins, Inc.	46,650	5,599,866
Joy Global, Inc.	43,700	3,211,950

		13,170,614

Marine—0.4%
Alexander & Baldwin, Inc. (b)	36,027	1,745,508

Media—3.6%
DIRECTV, Inc. (a)	112,460	5,548,776
The Walt Disney Co.	237,860	10,413,511

		15,962,287

Metals & Mining—1.1%
Compass Minerals International, Inc. (b)	23,660	1,697,369
Freeport-McMoRan Copper & Gold, Inc.	79,880	3,038,635

		4,736,004

Multi-Utilities—1.0%
PG&E Corp.	102,110	4,432,595

Multiline Retail—1.5%
Target Corp.	114,410	6,666,671

Oil, Gas & Consumable Fuels—10.5%
Chevron Corp.	175,460	18,816,330
Denbury Resources, Inc. (a)	168,970	3,080,323
Hess Corp.	51,460	3,033,567
Marathon Petroleum Corp.	121,205	5,255,449
Occidental Petroleum Corp.	104,800	9,980,104
Royal Dutch Shell plc (ADR) (Class A)	82,600	5,792,738

		45,958,511

Pharmaceuticals—5.6%
Medicis Pharmaceutical Corp. (b)	29,650	1,114,543
Pfizer, Inc.	687,130	15,570,366
Roche Holding AG (ADR)	97,900	4,272,356
Valeant Pharmaceuticals International, Inc. (a)	68,300	3,667,027

		24,624,292

Real Estate Investment Trusts—1.8%
American Tower Corp.	34,150	2,152,133
Boston Properties, Inc.	22,720	2,385,373
Equity Residential	54,520	3,414,042

		7,951,548

Real Estate Management & Development—0.4%
CBRE Group, Inc. (a)	97,530	1,946,699

Road & Rail—1.1%
CSX Corp.	228,980	4,927,650

Semiconductors & Semiconductor Equipment—0.8%
Broadcom Corp.	92,100	3,619,530

Software—2.1%
Adobe Systems, Inc. (a)	64,430	2,210,593

Security Description	Shares/Par Amount	Value

Software—(Continued)
Microsoft Corp.	134,620	$4,341,495
Oracle Corp.	96,150	2,803,734

		9,355,822

Specialty Retail—1.7%
Lowe’s Cos., Inc.	243,720	7,647,934

Tobacco—0.9%
Philip Morris International, Inc.	45,840	4,061,882

Wireless Telecommunication Services—1.6%
NII Holdings, Inc. (a) (b)	271,450	4,970,250
SBA Communications Corp. (a) (b)	37,020	1,880,986

		6,851,236

Total Common Stock (Identified Cost $385,842,880)		439,429,614

Short Term Investments—5.7%

Mutual Funds—5.1%
State Street Navigator Securities Lending Prime Portfolio (c)	22,644,358	22,644,358

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $2,545,002 on 04/02/12, collateralized by $2,465,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $2,600,575.	$2,545,000	2,545,000

Total Short Term Investments (Identified Cost $25,189,358)		25,189,358

Total Investments—105.6% (Identified Cost $411,032,238) (d)		464,618,972
Liabilities in excess of other assets		(24,574,345)

Net Assets—100.0%		$440,044,627

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $23,469,143 and the collateral received consisted of cash in the amount of $22,644,358 and non-cash collateral with a value of $1,094,941. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $411,032,238. The aggregate unrealized appreciation and depreciation of investments was $62,858,052 and $(9,271,318), respectively, resulting in net unrealized appreciation of $53,586,734 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-62

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$439,429,614	$—	$—	$439,429,614
Short Term Investments
Mutual Funds	22,644,358	—	—	22,644,358
Repurchase Agreement	—	2,545,000	—	2,545,000
Total Short Term Investments	22,644,358	2,545,000	—	25,189,358
Total Investments	$462,073,972	$2,545,000	$—	$464,618,972

*	See Schedule of Investments for additional detailed categorizations.

MSF-63

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.2%
Precision Castparts Corp.	232,631	$40,221,900
The Boeing Co.	302,312	22,482,944
United Technologies Corp.	286,263	23,742,653

		86,447,497

Auto Components—1.2%
BorgWarner, Inc. (a) (b)	233,126	19,661,847

Automobiles—2.0%
Bayerische Motoren Werke AG (EUR)	144,760	13,016,903
Harley-Davidson, Inc.	401,203	19,691,043

		32,707,946

Biotechnology—3.6%
Alexion Pharmaceuticals, Inc. (b)	208,048	19,319,337
Celgene Corp. (b)	331,076	25,665,012
Vertex Pharmaceuticals, Inc. (b)	346,431	14,207,135

		59,191,484

Capital Markets—2.5%
Morgan Stanley	889,388	17,467,580
The Goldman Sachs Group, Inc.	191,422	23,807,154

		41,274,734

Chemicals—1.8%
Monsanto Co.	375,911	29,982,661

Communications Equipment—2.1%
Juniper Networks, Inc. (b)	541,536	12,390,343
QUALCOMM, Inc.	320,036	21,768,849

		34,159,192

Computers & Peripherals—9.7%
Apple, Inc. (b)	174,938	104,870,083
EMC Corp. (b)	1,315,973	39,321,273
NetApp, Inc. (b)	369,698	16,551,380

		160,742,736

Consumer Finance—1.5%
American Express Co.	419,973	24,299,638

Electrical Equipment— 0.6%
Roper Industries, Inc.	100,175	9,933,353

Energy Equipment & Services—1.8%
National Oilwell Varco, Inc.	175,607	13,955,488
Schlumberger, Ltd.	219,215	15,329,705

		29,285,193

Food & Staples Retailing—3.5%
Costco Wholesale Corp.	346,473	31,459,748
Whole Foods Market, Inc.	310,735	25,853,152

		57,312,900

Food Products—1.2%
Mead Johnson Nutrition Co.	251,106	20,711,223

Security Description	Shares	Value

Health Care Providers & Services—3.2%
Express Scripts Holding Co. (a) (b)	505,228	$27,373,253
UnitedHealth Group, Inc.	430,358	25,365,301

		52,738,554

Hotels, Restaurants & Leisure—6.6%
Chipotle Mexican Grill, Inc. (a) (b)	55,428	23,168,904
Dunkin’ Brands Group, Inc. (a)	377,452	11,365,080
McDonald’s Corp.	291,315	28,578,001
Panera Bread Co. (b)	23,491	3,780,172
Starbucks Corp.	771,339	43,110,137

		110,002,294

Internet & Catalog Retail—3.7%
Amazon.com, Inc. (b)	193,410	39,167,459
priceline.com, Inc. (b)	29,860	21,424,550

		60,592,009

Internet Software & Services—6.7%
Baidu, Inc. (ADR) (b)	202,041	29,451,517
Google, Inc. (Class A) (b)	68,748	44,083,968
LinkedIn Corp. (b)	197,487	20,141,699
Tencent Holdings, Ltd. (HKD) (a)	569,949	15,901,419
Youku.com, Inc. (ADR) (a) (b)	64,865	1,426,381

		111,004,984

IT Services—5.8%
International Business Machines Corp.	176,559	36,839,035
MasterCard, Inc.	100,344	42,198,666
Visa, Inc. (Class A)	151,130	17,833,340

		96,871,041

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc.	641,464	28,551,563
Illumina, Inc. (a) (b)	53,020	2,789,382

		31,340,945

Media—1.1%
The Walt Disney Co.	430,232	18,835,557

Oil, Gas & Consumable Fuels—3.8%
Anadarko Petroleum Corp.	145,088	11,366,194
Concho Resources, Inc. (b)	176,755	18,043,150
EOG Resources, Inc.	162,215	18,022,086
Occidental Petroleum Corp.	167,824	15,981,880

		63,413,310

Personal Products—1.6%
The Estee Lauder Cos., Inc.	428,640	26,549,962

Pharmaceuticals—5.9%
Allergan, Inc.	302,073	28,826,826
Bristol-Myers Squibb Co.	489,380	16,516,575
Novo Nordisk A/S (ADR)	201,413	27,937,997
Shire plc (ADR)	268,894	25,477,707

		98,759,105

MSF-64

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—1.7%
American Tower Corp.	456,369	$28,760,374

Road & Rail—1.4%
Union Pacific Corp.	214,680	23,073,806

Semiconductors & Semiconductor Equipment—1.4%
ARM Holdings plc (ADR)	290,300	8,212,587
Avago Technologies, Ltd.	405,429	15,799,568

		24,012,155

Software—6.5%
Oracle Corp.	861,445	25,119,736
Red Hat, Inc. (b)	421,844	25,264,237
Salesforce.com, Inc. (a) (b)	172,364	26,631,962
VMware, Inc. (b)	277,491	31,181,664

		108,197,599

Specialty Retail—1.9%
Inditex S.A. (EUR)	103,916	9,951,192
Lowe’s Cos., Inc.	697,647	21,892,163

		31,843,355

Textiles, Apparel & Luxury Goods—8.3%
Burberry Group plc (ADR)	353,739	16,958,248
Coach, Inc.	306,229	23,665,377
Fossil, Inc. (a) (b)	102,298	13,501,290
Lululemon Athletica, Inc. (a) (b)	269,236	20,106,544
Nike, Inc.	321,772	34,892,956
Ralph Lauren Corp.	164,038	28,596,744

		137,721,159

Wireless Telecommunication Services—0.5%
Crown Castle International Corp. (b)	161,246	8,600,862

Total Common Stock (Identified Cost $1,198,617,272)		1,638,027,475

Short Term Investments—7.4%

Mutual Funds—7.4%
State Street Navigator Securities Lending Prime Portfolio (c)	123,176,505	123,176,505

Total Short Term Investments (Identified Cost $123,176,505)		123,176,505

Total Investments—106.1% (Identified Cost $1,321,793,777) (d)		1,761,203,980
Liabilities in excess of other assets		(100,976,563)

Net Assets—100.0%		$1,660,227,417

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $120,844,129 and the collateral received consisted of cash in the amount of $123,176,505. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,321,793,777. The aggregate unrealized appreciation and depreciation of investments was $448,718,421 and $(9,308,218), respectively, resulting in net unrealized appreciation of $439,410,203 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

MSF-65

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$86,447,497	$—	$—	$86,447,497
Auto Components	19,661,847	—	—	19,661,847
Automobiles	19,691,043	13,016,903	—	32,707,946
Biotechnology	59,191,484	—	—	59,191,484
Capital Markets	41,274,734	—	—	41,274,734
Chemicals	29,982,661	—	—	29,982,661
Communications Equipment	34,159,192	—	—	34,159,192
Computers & Peripherals	160,742,736	—	—	160,742,736
Consumer Finance	24,299,638	—	—	24,299,638
Electrical Equipment	9,933,353	—	—	9,933,353
Energy Equipment & Services	29,285,193	—	—	29,285,193
Food & Staples Retailing	57,312,900	—	—	57,312,900
Food Products	20,711,223	—	—	20,711,223
Health Care Providers & Services	52,738,554	—	—	52,738,554
Hotels, Restaurants & Leisure	110,002,294	—	—	110,002,294
Internet & Catalog Retail	60,592,009	—	—	60,592,009
Internet Software & Services	95,103,565	15,901,419	—	111,004,984
IT Services	96,871,041	—	—	96,871,041
Life Sciences Tools & Services	31,340,945	—	—	31,340,945
Media	18,835,557	—	—	18,835,557
Oil, Gas & Consumable Fuels	63,413,310	—	—	63,413,310
Personal Products	26,549,962	—	—	26,549,962
Pharmaceuticals	98,759,105	—	—	98,759,105
Real Estate Investment Trusts	28,760,374	—	—	28,760,374
Road & Rail	23,073,806	—	—	23,073,806
Semiconductors & Semiconductor Equipment	24,012,155	—	—	24,012,155
Software	108,197,599	—	—	108,197,599
Specialty Retail	21,892,163	9,951,192	—	31,843,355
Textiles, Apparel & Luxury Goods	137,721,159	—	—	137,721,159
Wireless Telecommunication Services	8,600,862	—	—	8,600,862
Total Common Stock	1,599,157,961	38,869,514	—	1,638,027,475
Short Term Investments
Mutual Funds	123,176,505	—	—	123,176,505
Total Investments	$1,722,334,466	$38,869,514	$—	$1,761,203,980

MSF-66

Metropolitan Series Fund, Inc.

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Esterline Technologies Corp. (a)	85,778	$6,129,696
Rockwell Collins, Inc.	165,000	9,497,400

		15,627,096

Airlines—0.1%
United Continental Holdings, Inc. (a)	36,700	789,050

Auto Components—0.4%
Lear Corp.	56,000	2,603,440

Beverages—1.2%
Beam, Inc.	96,000	5,622,720
Dr. Pepper Snapple Group, Inc.	60,900	2,448,789

		8,071,509

Building Products—0.1%
Fortune Brands Home & Security, Inc. (a)	27,748	612,398

Capital Markets—3.5%
Affiliated Managers Group, Inc. (a)	62,400	6,976,944
Lazard, Ltd.	333,900	9,536,184
LPL Investment Holdings, Inc. (a) (b)	71,800	2,724,092
Raymond James Financial, Inc. (b)	147,200	5,377,216

		24,614,436

Chemicals—4.9%
Air Products & Chemicals, Inc.	65,200	5,985,360
Ashland, Inc.	175,500	10,716,030
Celanese Corp. (Series A)	104,600	4,830,428
Chemtura Corp. (a)	189,740	3,221,785
Eastman Chemical Co.	134,900	6,972,981
International Flavors & Fragrances, Inc.	41,600	2,437,760

		34,164,344

Commercial Banks—8.2%
CIT Group, Inc. (a)	115,200	4,750,848
City National Corp. (b)	144,507	7,582,282
Comerica, Inc.	237,200	7,675,792
Commerce Bancshares, Inc. (b)	102,700	4,161,404
Cullen/Frost Bankers, Inc. (b)	131,400	7,646,166
Hancock Holding Co. (b)	234,500	8,327,095
M&T Bank Corp. (b)	110,500	9,600,240
Signature Bank (a) (b)	81,600	5,144,064
Zions Bancorporation (b)	79,300	1,701,778

		56,589,669

Commercial Services & Supplies—1.1%
Republic Services, Inc.	249,900	7,636,944

Construction & Engineering—3.2%
Jacobs Engineering Group, Inc. (a)	238,800	10,595,556
URS Corp.	265,700	11,297,564

		21,893,120

Construction Materials—0.2%
Eagle Materials, Inc.	39,600	1,376,100

Security Description	Shares	Value

Consumer Finance—0.5%
Discover Financial Services	103,100	$3,437,354

Containers & Packaging—2.2%
Ball Corp.	137,200	5,883,136
Greif, Inc. (b)	106,500	5,955,480
Rock-Tenn Co.	50,800	3,432,048

		15,270,664

Diversified Financial Services—0.3%
The NASDAQ OMX Group, Inc. (a)	78,600	2,035,740

Diversified Telecommunication Services—1.0%
CenturyLink, Inc.	174,300	6,736,695

Electric Utilities—1.2%
Northeast Utilities	58,049	2,154,779
NV Energy, Inc. (b)	65,000	1,047,800
PPL Corp.	186,800	5,278,968

		8,481,547

Electrical Equipment—0.5%
AMETEK, Inc.	70,900	3,439,359

Electronic Equipment, Instruments & Components—3.7%
Anixter International, Inc. (a) (b)	120,000	8,703,600
Arrow Electronics, Inc. (a)	110,600	4,641,882
Avnet, Inc. (a)	124,089	4,515,599
TE Connectivity, Ltd.	220,700	8,110,725

		25,971,806

Energy Equipment & Services—4.6%
Ensco plc (ADR)	131,700	6,970,881
Gulfmark Offshore, Inc. (a) (b)	36,916	1,696,659
Halliburton Co.	127,200	4,221,768
Rowan Cos., Inc. (a)	106,400	3,503,752
Superior Energy Services, Inc. (a)	172,500	4,547,100
Tidewater, Inc. (b)	127,342	6,879,015
Weatherford International, Ltd. (a)	294,000	4,436,460

		32,255,635

Food Products—2.0%
Bunge, Ltd. (b)	185,100	12,668,244
Flowers Foods, Inc. (b)	67,931	1,383,754

		14,051,998

Gas Utilities—0.2%
Questar Corp. (b)	89,100	1,716,066

Health Care Equipment & Supplies—1.0%
St. Jude Medical, Inc.	158,100	7,005,411

Health Care Providers & Services—4.9%
CIGNA Corp.	195,000	9,603,750
Community Health Systems, Inc. (a)	198,300	4,410,192
DaVita, Inc. (a)	82,900	7,475,093
McKesson Corp.	101,100	8,873,547

MSF-67

Metropolitan Series Fund, Inc.

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Mednax, Inc. (a) (b)	47,673	$3,545,441

		33,908,023

Hotels, Restaurants & Leisure—0.2%
Darden Restaurants, Inc. (b)	33,400	1,708,744

Household Durables—2.9%
Garmin, Ltd. (b)	77,900	3,657,405
Harman International Industries, Inc.	190,834	8,932,940
Tupperware Brands Corp.	115,100	7,308,850

		19,899,195

Industrial Conglomerates—0.8%
Tyco International, Ltd.	104,400	5,865,192

Insurance—5.2%
ACE, Ltd.	104,300	7,634,760
Everest Re Group, Ltd.	83,829	7,755,859
Lincoln National Corp.	91,100	2,401,396
Marsh & McLennan Cos., Inc.	181,000	5,934,990
PartnerRe, Ltd.	134,800	9,151,572
W.R. Berkley Corp.	86,220	3,114,266

		35,992,843

IT Services—2.4%
Fiserv, Inc. (a)	197,606	13,711,880
The Western Union Co.	155,200	2,731,520

		16,443,400

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	137,700	6,129,027

Machinery—7.7%
Dover Corp.	181,093	11,397,993
Eaton Corp.	138,200	6,886,506
IDEX Corp.	157,005	6,614,621
Kennametal, Inc.	116,500	5,187,745
Nordson Corp. (b)	36,700	2,000,517
Pall Corp.	69,900	4,168,137
Parker Hannifin Corp.	55,600	4,700,980
SPX Corp.	38,200	2,961,646
Timken Co.	45,800	2,323,892
Trinity Industries, Inc. (b)	154,700	5,097,365
Woodward, Inc. (b)	42,400	1,815,992

		53,155,394

Media—5.6%
Discovery Communications, Inc. (a)	140,300	7,099,180
Omnicom Group, Inc.	274,300	13,893,295
The Interpublic Group of Cos., Inc.	1,544,800	17,626,168

		38,618,643

Metals & Mining—1.6%
Carpenter Technology Corp.	73,300	3,828,459
Reliance Steel & Aluminum Co.	123,600	6,980,928

		10,809,387

Security Description	Shares	Value

Multi-Utilities—1.0%
CMS Energy Corp.	315,400	$6,938,800

Multiline Retail—1.8%
Macy’s, Inc.	320,900	12,749,357

Oil, Gas & Consumable Fuels—2.6%
El Paso Corp.	214,500	6,338,475
EQT Corp.	70,000	3,374,700
QEP Resources, Inc.	111,500	3,400,750
Range Resources Corp.	79,569	4,626,142

		17,740,067

Paper & Forest Products—1.2%
International Paper Co.	243,400	8,543,340

Pharmaceuticals—4.1%
Mylan, Inc. (a)	592,900	13,903,505
Par Pharmaceutical Cos., Inc. (a) (b)	140,300	5,433,819
Warner Chilcott plc (a)	252,600	4,246,206
Watson Pharmaceuticals, Inc. (a)	76,427	5,125,195

		28,708,725

Professional Services—1.9%
ManpowerGroup	157,328	7,452,627
The Dun & Bradstreet Corp.	69,200	5,863,316

		13,315,943

Real Estate Investment Trusts—1.4%
Alexandria Real Estate Equities, Inc. (b)	81,100	5,930,843
Weyerhaeuser Co.	163,400	3,581,728

		9,512,571

Real Estate Management & Development—1.1%
Jones Lang LaSalle, Inc.	92,576	7,712,507

Road & Rail—1.1%
Kansas City Southern (a)	44,000	3,154,360
Knight Transportation, Inc. (b)	245,800	4,340,828

		7,495,188

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	124,000	5,009,600
Broadcom Corp. (a)	161,100	6,331,230
Lam Research Corp. (a)	100,900	4,502,158
Micron Technology, Inc. (a)	878,300	7,114,230
Xilinx, Inc.	113,991	4,152,692

		27,109,910

Software—1.2%
Adobe Systems, Inc. (a)	153,000	5,249,430
Intuit, Inc.	53,900	3,241,007

		8,490,437

Specialty Retail—2.2%
Guess?, Inc. (b)	168,600	5,268,750
PetSmart, Inc.	29,800	1,705,156

MSF-68

Metropolitan Series Fund, Inc.

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Specialty Retail—(Continued)
Pier 1 Imports, Inc. (a) (b)	451,003	$8,199,235

		15,173,141

Textiles, Apparel & Luxury Goods—0.8%
Gildan Activewear, Inc. (b)	102,000	2,810,100
PVH Corp. (b)	31,000	2,769,230

		5,579,330

Total Common Stock (Identified Cost $620,199,934)		685,979,545

Short Term Investments—11.6%

Mutual Funds—10.3%
State Street Navigator Securities Lending Prime Portfolio (c)	71,420,820	71,420,820

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $9,295,008 on 04/02/12, collateralized by $9,450,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $9,485,438.	$9,295,000	9,295,000

Total Short Term Investments (Identified Cost $80,715,820)		80,715,820

Total Investments—110.5% (Identified Cost $700,915,754) (d)		766,695,365
Liabilities in excess of other assets		(73,012,562)

Net Assets—100.0%		$693,682,803

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $69,582,795 and the collateral received consisted of cash in the amount of $71,420,820. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $700,915,754. The aggregate unrealized appreciation and depreciation of investments was $67,623,005 and $(1,843,394), respectively, resulting in net unrealized appreciation of $65,779,611 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-69

Metropolitan Series Fund, Inc.

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$685,979,545	$—	$—	$685,979,545
Short Term Investments
Mutual Funds	71,420,820	—	—	71,420,820
Repurchase Agreement	—	9,295,000	—	9,295,000
Total Short Term Investments	71,420,820	9,295,000	—	80,715,820
Total Investments	$757,400,365	$9,295,000	$—	$766,695,365

*	See Schedule of Investments for additional detailed categorizations.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
HEICO Corp. (Class B) (a)	26,884	$1,386,946
Hexcel Corp. (a) (b)	84,435	2,027,284
Triumph Group, Inc. (a)	28,883	1,809,809

		5,224,039

Air Freight & Logistics—0.4%
HUB Group, Inc. (a) (b)	45,686	1,646,067

Auto Components—1.7%
Amerigon, Inc. (a) (b)	118,708	1,920,695
Dana Holding Corp. (a) (b)	130,227	2,018,519
Tenneco, Inc. (a) (b)	93,869	3,487,233

		7,426,447

Biotechnology—2.0%
Alkermes plc (b)	105,092	1,949,457
Cepheid, Inc. (a) (b)	38,959	1,629,655
Cubist Pharmaceuticals, Inc. (a) (b)	44,353	1,918,267
Exact Sciences Corp. (a) (b)	110,506	1,233,247
Idenix Pharmaceuticals, Inc. (a) (b)	86,192	843,820
Neurocrine Biosciences, Inc. (a) (b)	120,862	963,270

		8,537,716

Building Products—0.9%
Armstrong World Industries, Inc. (a) (b)	33,748	1,645,890
Griffon Corp. (a) (b)	87,810	939,567
NCI Building Systems, Inc. (a) (b)	111,031	1,277,967

		3,863,424

Capital Markets—2.9%
Ares Capital Corp.	127,615	2,086,505
Evercore Partners, Inc.	68,692	1,996,876
Fifth Street Finance Corp. (a)	184,048	1,796,309
Financial Engines, Inc. (a) (b)	91,344	2,042,452
Stifel Financial Corp. (a) (b)	117,087	4,430,572

		12,352,714

Chemicals—2.1%
Flotek Industries, Inc. (a) (b)	130,760	1,571,735
Koppers Holdings, Inc. (a)	27,209	1,049,179
Minerals Technologies, Inc. (a)	23,670	1,548,255
Olin Corp. (a)	68,201	1,483,372
W.R. Grace & Co. (b)	48,969	2,830,408
Zep, Inc. (a)	52,449	755,265

		9,238,214

Commercial Banks—6.4%
BancorpSouth, Inc. (a)	141,944	1,911,986
Cathay General Bancorp (a)	151,143	2,675,231
City National Corp. (a)	42,911	2,251,540
CVB Financial Corp. (a)	135,149	1,586,649
First Financial Bancorp (a)	131,427	2,273,687
Iberiabank Corp. (a)	38,629	2,065,492
Pinnacle Financial Partners, Inc. (a) (b)	59,814	1,097,587
Popular, Inc. (b)	629,648	1,290,778
Prosperity Bancshares, Inc. (a)	44,806	2,052,115
Signature Bank (a) (b)	66,283	4,178,480

Security Description	Shares	Value

Commercial Banks—(Continued)
SVB Financial Group (a) (b)	29,120	$1,873,581
Texas Capital Bancshares, Inc. (a) (b)	51,372	1,778,499
Wintrust Financial Corp. (a)	70,706	2,530,568

		27,566,193

Commercial Services & Supplies—3.7%
ACCO Brands Corp. (b)	91,799	1,139,226
KAR Auction Services, Inc. (a) (b)	125,553	2,035,214
McGrath Rentcorp (a)	81,050	2,602,516
Mobile Mini, Inc. (a) (b)	76,945	1,625,078
Rollins, Inc. (a)	106,037	2,256,467
Standard Parking Corp. (a) (b)	101,328	2,077,224
Team, Inc. (a) (b)	31,459	973,656
Waste Connections, Inc. (a)	102,536	3,335,496

		16,044,877

Communications Equipment—1.5%
ADTRAN, Inc. (a)	39,568	1,234,126
Brocade Communications Systems, Inc. (a) (b)	133,563	767,987
Ciena Corp. (a) (b)	107,926	1,747,322
Harmonic, Inc. (a) (b)	159,089	870,217
Netgear, Inc. (a) (b)	48,407	1,849,147

		6,468,799

Computers & Peripherals—0.3%
QLogic Corp. (a) (b)	62,071	1,102,381

Construction & Engineering—0.5%
MasTec, Inc. (a) (b)	74,207	1,342,405
MYR Group, Inc. (a) (b)	54,586	974,906

		2,317,311

Consumer Finance—1.4%
Cash America International, Inc. (a)	46,122	2,210,627
DFC Global Corp. (a) (b)	132,741	2,504,823
First Cash Financial Services, Inc. (a) (b)	32,750	1,404,648

		6,120,098

Distributors—0.2%
Core-Mark Holding Co., Inc. (a) (b)	26,618	1,089,741

Diversified Consumer Services—0.4%
Grand Canyon Education, Inc. (a) (b)	95,628	1,698,353

Diversified Financial Services—0.5%
MarketAxess Holdings, Inc.	61,874	2,307,281

Electric Utilities—1.2%
Allete, Inc. (a)	53,122	2,204,032
ITC Holdings Corp. (a)	15,511	1,193,416
UIL Holdings Corp. (a)	51,103	1,776,340

		5,173,788

Electrical Equipment—2.2%
AZZ, Inc. (a)	36,264	1,872,673
Belden, Inc.	18,718	709,599
EnerSys (a) (b)	69,331	2,402,319

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
General Cable Corp. (a) (b)	40,615	$1,181,084
Global Power Equipment Group, Inc. (a) (b)	35,735	989,860
II-VI, Inc. (a) (b)	87,021	2,058,047
Thermon Group Holdings, Inc. (b)	24,584	502,743

		9,716,325

Electronic Equipment, Instruments & Components—3.3%
Cognex Corp. (a)	17,656	747,908
GSI Group, Inc. (a) (b)	84,911	1,024,027
IPG Photonics Corp. (a) (b)	29,844	1,553,380
Littelfuse, Inc. (a) (b)	40,718	2,553,019
Maxwell Technologies, Inc. (a) (b)	88,369	1,619,804
Measurement Specialties, Inc. (a) (b)	43,375	1,461,737
Methode Electronics, Inc. (a)	81,563	756,905
Rofin-Sinar Technologies, Inc. (a) (b)	50,706	1,337,117
Rogers Corp. (a) (b)	30,024	1,163,430
Scansource, Inc. (b)	55,944	2,087,830

		14,305,157

Energy Equipment & Services—2.9%
Dril-Quip, Inc. (a) (b)	25,176	1,636,944
Helix Energy Solutions Group, Inc. (a) (b)	68,394	1,217,413
Lufkin Industries, Inc. (a)	56,528	4,558,983
Newpark Resources, Inc. (a) (b)	202,026	1,654,593
Oceaneering International, Inc.	61,284	3,302,595

		12,370,528

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc. (a)	25,963	1,439,908
Spartan Stores, Inc. (a)	100,389	1,819,049
The Fresh Market, Inc. (b)	38,393	1,840,944

		5,099,901

Food Products—1.3%
Corn Products International, Inc.	35,581	2,051,245
Darling International, Inc. (a) (b)	89,589	1,560,640
J&J Snack Foods Corp. (a)	38,615	2,025,743

		5,637,628

Gas Utilities—0.3%
UGI Corp. (a)	50,553	1,377,569

Health Care Equipment & Supplies—3.4%
Abaxis, Inc. (a) (b)	54,514	1,587,993
Align Technology, Inc. (a) (b)	57,004	1,570,460
Cyberonics, Inc. (a) (b)	34,864	1,329,364
Insulet Corp. (a) (b)	72,127	1,380,511
NxStage Medical, Inc. (a) (b)	78,855	1,519,536
SurModics, Inc. (a) (b)	36,840	566,231
Teleflex, Inc. (a)	26,766	1,636,741
Tornier NV (b)	87,213	2,241,374
Volcano Corp. (a) (b)	60,984	1,728,896
Zoll Medical Corp. (b)	12,755	1,181,496

		14,742,602

Health Care Providers & Services—3.0%
Catalyst Health Solutions, Inc. (b)	29,849	1,902,277

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Hanger Orthopedic Group, Inc. (a) (b)	129,723	$2,835,745
HMS Holdings Corp. (b)	48,404	1,510,689
Mednax, Inc. (a) (b)	28,221	2,098,796
Team Health Holdings, Inc. (a) (b)	88,351	1,816,496
WellCare Health Plans, Inc. (a) (b)	38,071	2,736,543

		12,900,546

Health Care Technology—0.5%
SXC Health Solutions Corp. (b)	30,010	2,249,550

Hotels, Restaurants & Leisure—3.7%
Bravo Brio Restaurant Group, Inc. (a) (b)	73,718	1,471,411
Churchill Downs, Inc. (a)	26,178	1,463,350
Cracker Barrel Old Country Store, Inc. (a)	21,655	1,208,349
Life Time Fitness, Inc. (a) (b)	46,488	2,350,898
Marriott Vacations Worldwide Corp. (a) (b)	60,781	1,732,866
Panera Bread Co. (a) (b)	8,047	1,294,923
Peet’s Coffee & Tea, Inc. (b)	8,794	648,118
Shuffle Master, Inc. (b)	65,685	1,156,056
Six Flags Entertainment Corp.	27,367	1,279,955
Texas Roadhouse, Inc. (a)	103,372	1,720,110
Wyndham Worldwide Corp.	34,923	1,624,269

		15,950,305

Household Durables—0.8%
Jarden Corp. (a)	45,023	1,811,275
La-Z-Boy, Inc. (a) (b)	79,287	1,186,134
Leggett & Platt, Inc. (a)	28,043	645,269

		3,642,678

Industrial Conglomerates—0.4%
Raven Industries, Inc. (a)	29,125	1,776,916

Insurance—2.0%
Employers Holdings, Inc. (a)	107,047	1,895,803
HCC Insurance Holdings, Inc.	78,881	2,458,721
ProAssurance Corp. (a)	26,176	2,306,367
Reinsurance Group of America, Inc.	37,022	2,201,698

		8,862,589

Internet & Catalog Retail—0.3%
HSN, Inc. (a)	31,219	1,187,259

Internet Software & Services—2.6%
Angie’s List, Inc. (a) (b)	76,057	1,436,717
Brightcove, Inc. (b)	61,715	1,530,532
Constant Contact, Inc. (a) (b)	59,027	1,758,414
DealerTrack Holdings, Inc. (a) (b)	91,021	2,754,296
IAC/InterActiveCorp. (a) (b)	23,759	1,166,329
Liquidity Services, Inc. (a) (b)	40,351	1,807,725
Perficient, Inc. (a) (b)	82,704	993,275

		11,447,288

IT Services—2.4%
Convergys Corp. (a) (b)	151,355	2,020,589
Euronet Worldwide, Inc. (a) (b)	72,791	1,520,604
InterXion Holding NV (b)	107,516	1,929,912
ServiceSource International, Inc. (a) (b)	97,102	1,503,139

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Wright Express Corp. (a) (b)	51,930	$3,361,429

		10,335,673

Leisure Equipment & Products—0.2%
Callaway Golf Co. (a)	134,281	907,740

Life Sciences Tools & Services—0.4%
Luminex Corp. (a) (b)	74,204	1,732,663

Machinery—4.8%
Actuant Corp. (a)	41,799	1,211,753
Alamo Group, Inc. (a)	35,349	1,062,591
Albany International Corp. (a)	99,911	2,292,958
Altra Holdings, Inc. (a) (b)	108,032	2,074,214
Chart Industries, Inc. (b)	35,607	2,611,061
Commercial Vehicle Group, Inc. (b)	73,328	895,335
John Bean Technologies Corp. (a)	45,206	732,337
Middleby Corp. (a) (b)	13,208	1,336,385
RBC Bearings, Inc. (a) (b)	89,422	4,125,037
Robbins & Myers, Inc.	46,593	2,425,166
Wabtec Corp.	11,578	872,634
Westport Innovations, Inc. (a) (b)	28,414	1,162,701

		20,802,172

Marine—0.4%
Kirby Corp. (a) (b)	29,200	1,921,068

Media—1.6%
Arbitron, Inc. (a)	43,069	1,592,692
John Wiley & Sons, Inc. (a)	47,043	2,238,776
Liberty Capital Group (Class A) (b)	14,712	1,296,863
Live Nation Entertainment, Inc. (a) (b)	107,876	1,014,034
MDC Partners, Inc. (a)	67,893	754,970

		6,897,335

Metals & Mining—1.5%
Haynes International, Inc. (a)	24,355	1,542,889
Horsehead Holding Corp. (a) (b)	137,342	1,564,326
Reliance Steel & Aluminum Co. (a)	37,736	2,131,329
SunCoke Energy, Inc. (b)	89,523	1,272,122

		6,510,666

Multi-Utilities—0.2%
NorthWestern Corp.	23,426	830,686

Multiline Retail—0.4%
Fred’s, Inc. (a)	116,167	1,697,200

Oil, Gas & Consumable Fuels—3.2%
Approach Resources, Inc. (a) (b)	48,796	1,803,012
Berry Petroleum Co. (a)	26,687	1,257,758
Cloud Peak Energy, Inc. (a) (b)	84,211	1,341,481
Energy Partners, Ltd. (a) (b)	120,758	2,005,791
Halcon Resources Corp. (a) (b)	83,995	787,873
Oasis Petroleum, Inc. (b)	50,881	1,568,661
Petroleum Development Corp. (a) (b)	39,671	1,471,398
Rosetta Resources, Inc. (b)	36,257	1,767,891
World Fuel Services Corp. (a)	41,192	1,688,872

		13,692,737

Security Description	Shares	Value

Pharmaceuticals—1.2%
Aegerion Pharmaceuticals, Inc. (a) (b)	54,944	$759,876
Impax Laboratories, Inc. (a) (b)	69,577	1,710,203
Optimer Pharmaceuticals, Inc. (a) (b)	84,005	1,167,669
Questcor Pharmaceuticals, Inc. (a) (b)	27,326	1,028,004
Vivus, Inc. (a) (b)	25,036	559,805

		5,225,557

Professional Services—2.5%
CoStar Group, Inc. (a) (b)	28,462	1,965,301
FTI Consulting, Inc. (a) (b)	46,222	1,734,249
Huron Consulting Group, Inc. (b)	35,067	1,317,117
Kelly Services, Inc. (Class A) (a)	52,514	839,699
The Advisory Board Co. (a) (b)	23,926	2,120,322
The Corporate Executive Board Co. (a)	61,877	2,661,330

		10,638,018

Real Estate Investment Trusts—5.8%
American Campus Communities, Inc. (a)	56,585	2,530,481
BioMed Realty Trust, Inc. (a)	125,651	2,384,856
CubeSmart	189,165	2,251,064
DuPont Fabros Technology, Inc. (a)	88,770	2,170,427
Hersha Hospitality Trust (a)	393,951	2,150,973
Home Properties, Inc. (a)	29,420	1,794,914
Mid-America Apartment Communities, Inc. (a)	32,646	2,188,261
National Retail Properties, Inc.	68,839	1,871,732
Omega Healthcare Investors, Inc. (a)	103,589	2,202,302
Potlatch Corp. (a)	43,620	1,367,051
Sovran Self Storage, Inc.	43,715	2,178,318
UDR, Inc. (a)	73,787	1,970,851

		25,061,230

Road & Rail—1.9%
Avis Budget Group, Inc. (a) (b)	73,504	1,040,082
Genesee & Wyoming, Inc. (a) (b)	60,611	3,308,148
Old Dominion Freight Line, Inc. (a) (b)	51,785	2,468,591
Werner Enterprises, Inc. (a)	49,843	1,239,097

		8,055,918

Semiconductors & Semiconductor Equipment—4.1%
Cavium, Inc. (a) (b)	53,243	1,647,339
CEVA, Inc. (a) (b)	65,816	1,494,681
Cymer, Inc. (a) (b)	37,469	1,873,450
EZchip Semiconductor, Ltd. (a) (b)	39,404	1,707,375
Hittite Microwave Corp. (a) (b)	31,462	1,708,701
Lattice Semiconductor Corp. (b)	232,872	1,497,367
Semtech Corp. (a) (b)	67,601	1,923,925
Silicon Laboratories, Inc. (a) (b)	39,545	1,700,435
Skyworks Solutions, Inc. (b)	48,170	1,331,901
Teradyne, Inc. (a) (b)	115,244	1,946,471
Volterra Semiconductor Corp. (a) (b)	28,369	976,319

		17,807,964

Software—4.5%
Allot Communications, Ltd. (b)	99,860	2,321,745
Ariba, Inc. (a) (b)	80,187	2,622,917
CommVault Systems, Inc. (b)	31,302	1,553,831
Guidewire Software, Inc. (b)	38,228	1,176,658

MSF-73

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)
Security Description	Shares	Value

Software—(Continued)
Imperva, Inc. (a) (b)	27,051	$1,059,047
Monotype Imaging Holdings, Inc. (a) (b)	78,033	1,162,692
Progress Software Corp. (a) (b)	37,112	876,585
QLIK Technologies, Inc. (a) (b)	55,779	1,784,928
Sourcefire, Inc. (a) (b)	47,025	2,263,313
SS&C Technologies Holdings, Inc. (a) (b)	101,366	2,364,869
Ultimate Software Group, Inc. (a) (b)	29,101	2,132,521

		19,319,106

Specialty Retail—4.6%
Asbury Automotive Group, Inc. (a) (b)	97,050	2,620,350
Genesco, Inc. (a) (b)	31,798	2,278,327
Hibbett Sports, Inc. (a) (b)	34,008	1,855,136
HOT Topic, Inc. (a)	258,298	2,621,725
Lumber Liquidators Holdings, Inc. (a) (b)	81,129	2,037,149
Rent-A-Center, Inc. (a)	42,423	1,601,468
Sally Beauty Holdings, Inc. (b)	133,947	3,321,886
Ulta Salon Cosmetics & Fragrance, Inc. (b)	17,905	1,663,195
Vitamin Shoppe, Inc. (a) (b)	39,581	1,749,876

		19,749,112

Textiles, Apparel & Luxury Goods—0.9%
Movado Group, Inc. (a)	85,135	2,090,064
Oxford Industries, Inc. (a)	32,261	1,639,504

		3,729,568

Thrifts & Mortgage Finance—0.7%
BankUnited, Inc. (a)	51,407	1,285,175
Capitol Federal Financial, Inc.	134,678	1,597,281

		2,882,456

Trading Companies & Distributors—0.8%
DXP Enterprises, Inc. (b)	14,623	635,954
H&E Equipment Services, Inc. (a) (b)	60,005	1,135,295
Rush Enterprises, Inc. (a) (b)	82,078	1,741,695

		3,512,944

Transportation Infrastructure—0.2%
Wesco Aircraft Holdings, Inc. (b)	42,745	692,469

Water Utilities—0.3%
Middlesex Water Co. (a)	61,079	1,153,782

Total Common Stock (Identified Cost $315,885,677)		422,600,348

Warrants—0.0%
Security Description	Shares/Par Amount	Value

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (b)	16,409	$0

Total Warrants (Identified Cost $0)		0

Short Term Investments—30.8%

Mutual Funds—28.6%
State Street Navigator Securities Lending Prime Portfolio (c)	123,489,724	123,489,724

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $9,590,008 on 04/02/12, collateralized by $9,275,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $9,785,125.	$9,590,000	9,590,000

Total Short Term Investments (Identified Cost $133,079,724)		133,079,724

Total Investments—128.6% (Identified Cost $448,965,401) (d)		555,680,072
Liabilities in excess of other assets		(123,420,439)

Net Assets—100.0%		$432,259,633

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $120,442,170 and the collateral received consisted of cash in the amount of $123,489,724 and non-cash collateral with a value of $422,864. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $448,967,888. The aggregate unrealized appreciation and depreciation of investments was $111,135,430 and $(4,423,246), respectively, resulting in net unrealized appreciation of $106,712,184 for federal income tax purposes.

MSF-74

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$422,600,348	$—	$—	$422,600,348
Total Warrants*	—	—	—	—
Short Term Investments
Mutual Funds	123,489,724	—	—	123,489,724
Repurchase Agreement	—	9,590,000	—	9,590,000
Total Short Term Investments	123,489,724	9,590,000	—	133,079,724
Total Investments	$546,090,072	$9,590,000	$—	$555,680,072

*	See Schedule of Investments for additional detailed categorizations.

MSF-75

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
HEICO Corp. (Class B) (a)	72,621	$3,746,517
Hexcel Corp. (a) (b)	223,641	5,369,620
Triumph Group, Inc. (a)	77,057	4,828,392

		13,944,529

Air Freight & Logistics—0.9%
HUB Group, Inc. (a) (b)	123,975	4,466,819

Auto Components—2.2%
Amerigon, Inc. (a) (b)	323,058	5,227,078
Tenneco, Inc. (a) (b)	139,544	5,184,060

		10,411,138

Biotechnology—4.7%
Alkermes plc (a) (b)	287,977	5,341,973
Cepheid, Inc. (a) (b)	103,742	4,339,528
Cubist Pharmaceuticals, Inc. (a) (b)	117,473	5,080,707
Exact Sciences Corp. (a) (b)	298,511	3,331,383
Idenix Pharmaceuticals, Inc. (a) (b)	229,397	2,245,797
Neurocrine Biosciences, Inc. (a) (b)	326,484	2,602,077

		22,941,465

Building Products—0.7%
NCI Building Systems, Inc. (a) (b)	288,391	3,319,380

Capital Markets—3.3%
Evercore Partners, Inc. (a)	187,066	5,438,009
Financial Engines, Inc. (a) (b)	248,753	5,562,117
Stifel Financial Corp. (a) (b)	137,576	5,205,876

		16,206,002

Chemicals—0.9%
Flotek Industries, Inc. (a) (b)	357,380	4,295,708

Commercial Banks—3.1%
Signature Bank (a) (b)	80,674	5,085,689
SVB Financial Group (b)	78,188	5,030,616
Texas Capital Bancshares, Inc. (a) (b)	138,740	4,803,179

		14,919,484

Commercial Services & Supplies—1.7%
Mobile Mini, Inc. (a) (b)	206,236	4,355,704
Waste Connections, Inc. (a)	118,862	3,866,581

		8,222,285

Communications Equipment—1.0%
Ciena Corp. (a) (b)	293,715	4,755,246

Construction & Engineering—0.7%
MasTec, Inc. (a) (b)	201,374	3,642,856

Consumer Finance—0.8%
First Cash Financial Services, Inc. (a) (b)	87,204	3,740,180

Diversified Consumer Services—0.9%
Grand Canyon Education, Inc. (a) (b)	257,541	4,573,928

Security Description	Shares	Value

Electrical Equipment—0.3%
Thermon Group Holdings, Inc. (b)	67,366	$1,377,635

Electronic Equipment, Instruments & Components—2.6%
IPG Photonics Corp. (a) (b)	80,566	4,193,460
Maxwell Technologies, Inc. (a) (b)	240,820	4,414,231
Measurement Specialties, Inc. (a) (b)	116,891	3,939,227

		12,546,918

Energy Equipment & Services—3.9%
Dril-Quip, Inc. (a) (b)	66,534	4,326,041
Lufkin Industries, Inc. (a)	74,892	6,040,040
Newpark Resources, Inc. (a) (b)	550,173	4,505,917
Oceaneering International, Inc.	69,925	3,768,258

		18,640,256

Food & Staples Retailing—1.0%
The Fresh Market, Inc. (a) (b)	104,625	5,016,769

Health Care Equipment & Supplies—7.0%
Abaxis, Inc. (a) (b)	149,381	4,351,469
Align Technology, Inc. (a) (b)	156,205	4,303,448
Cyberonics, Inc. (a) (b)	94,154	3,590,092
Insulet Corp. (a) (b)	196,421	3,759,498
NxStage Medical, Inc. (a) (b)	210,450	4,055,371
Tornier NV (b)	237,668	6,108,068
Volcano Corp. (a) (b)	157,124	4,454,465
Zoll Medical Corp. (b)	34,672	3,211,667

		33,834,078

Health Care Providers & Services—3.9%
Catalyst Health Solutions, Inc. (b)	81,232	5,176,915
Hanger Orthopedic Group, Inc. (a) (b)	224,654	4,910,936
HMS Holdings Corp. (a) (b)	132,136	4,123,965
Team Health Holdings, Inc. (a) (b)	236,802	4,868,649

		19,080,465

Health Care Technology—1.3%
SXC Health Solutions Corp. (b)	81,316	6,095,447

Hotels, Restaurants & Leisure—4.9%
Bravo Brio Restaurant Group, Inc. (a) (b)	200,620	4,004,375
Life Time Fitness, Inc. (a) (b)	124,939	6,318,165
Panera Bread Co. (b)	22,058	3,549,573
Peet’s Coffee & Tea, Inc. (b)	24,097	1,775,949
Shuffle Master, Inc. (a) (b)	179,994	3,167,895
Texas Roadhouse, Inc. (a)	279,240	4,646,554

		23,462,511

Internet Software & Services—5.2%
Angie’s List, Inc. (a) (b)	205,404	3,880,081
Brightcove, Inc. (b)	165,075	4,093,860
Constant Contact, Inc. (a) (b)	159,835	4,761,485
DealerTrack Holdings, Inc. (a) (b)	245,845	7,439,270
Liquidity Services, Inc. (a) (b)	109,264	4,895,027

		25,069,723

MSF-76

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—1.9%
InterXion Holding NV (b)	294,696	$5,289,793
ServiceSource International, Inc. (a) (b)	264,434	4,093,439

		9,383,232

Life Sciences Tools & Services—1.0%
Luminex Corp. (a) (b)	197,595	4,613,843

Machinery—4.7%
Chart Industries, Inc. (b)	94,101	6,900,426
RBC Bearings, Inc. (a) (b)	130,858	6,036,480
Robbins & Myers, Inc. (a)	123,724	6,439,834
Westport Innovations, Inc. (a) (b)	77,743	3,181,244

		22,557,984

Media—0.4%
MDC Partners, Inc. (a)	183,401	2,039,419

Oil, Gas & Consumable Fuels—5.0%
Approach Resources, Inc. (a) (b)	129,546	4,786,725
Halcon Resources Corp. (a) (b)	229,808	2,155,599
Oasis Petroleum, Inc. (a) (b)	138,562	4,271,866
Petroleum Development Corp. (a) (b)	106,098	3,935,175
Rosetta Resources, Inc. (b)	93,706	4,569,105
World Fuel Services Corp. (a)	109,681	4,496,921

		24,215,391

Pharmaceuticals—2.0%
Aegerion Pharmaceuticals, Inc. (a) (b)	147,527	2,040,298
Optimer Pharmaceuticals, Inc. (a) (b)	230,195	3,199,710
Questcor Pharmaceuticals, Inc. (a) (b)	73,442	2,762,888
Vivus, Inc. (a) (b)	68,621	1,534,366

		9,537,262

Professional Services—5.5%
CoStar Group, Inc. (a) (b)	76,886	5,308,978
FTI Consulting, Inc. (a) (b)	123,316	4,626,816
Huron Consulting Group, Inc. (b)	95,727	3,595,506
The Advisory Board Co. (a) (b)	63,377	5,616,470
The Corporate Executive Board Co.	169,559	7,292,733

		26,440,503

Road & Rail—0.9%
Genesee & Wyoming, Inc. (a) (b)	80,804	4,410,282

Semiconductors & Semiconductor Equipment—6.3%
Cavium, Inc. (a) (b)	143,825	4,449,946
CEVA, Inc. (a) (b)	180,354	4,095,839
Cymer, Inc. (a) (b)	101,679	5,083,950
EZchip Semiconductor, Ltd. (a) (b)	107,566	4,660,835
Hittite Microwave Corp. (a) (b)	85,194	4,626,886
Silicon Laboratories, Inc. (a) (b)	107,764	4,633,852
Volterra Semiconductor Corp. (a) (b)	77,618	2,671,223

		30,222,531

Software—8.3%
Allot Communications, Ltd. (b)	267,074	6,209,470

Security Description	Shares/Par Amount	Value

Software—(Continued)
Ariba, Inc. (a) (b)	217,724	$7,121,752
CommVault Systems, Inc. (b)	83,600	4,149,904
Guidewire Software, Inc. (a) (b)	103,265	3,178,497
Imperva, Inc. (a) (b)	73,226	2,866,798
QLIK Technologies, Inc. (a) (b)	149,744	4,791,808
Sourcefire, Inc. (a) (b)	127,335	6,128,633
Ultimate Software Group, Inc. (a) (b)	78,213	5,731,449

		40,178,311

Specialty Retail—5.5%
Asbury Automotive Group, Inc. (a) (b)	256,083	6,914,241
Hibbett Sports, Inc. (a) (b)	91,302	4,980,524
Lumber Liquidators Holdings, Inc. (a) (b)	217,815	5,469,335
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	48,615	4,515,847
Vitamin Shoppe, Inc. (a) (b)	108,461	4,795,061

		26,675,008

Textiles, Apparel & Luxury Goods—0.9%
Oxford Industries, Inc. (a)	88,465	4,495,791

Total Common Stock (Identified Cost $404,345,762)		465,332,379

Short Term Investments—32.6%

Mutual Funds—28.7%
State Street Navigator Securities Lending Prime Portfolio (c)	138,399,459	138,399,459

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $19,021,016 on 04/02/12, collateralized by $18,390,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $19,401,450.	$19,021,000	19,021,000

Total Short Term Investments (Identified Cost $157,420,459)		157,420,459

Total Investments—128.9% (Identified Cost $561,766,221) (d)		622,752,838
Liabilities in excess of other assets		(139,695,431)

Net Assets—100.0%		$483,057,407

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $135,157,637 and the collateral received consisted of cash in the amount of $138,399,459 and non-cash collateral with a value of $154,040. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-77

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $561,766,221. The aggregate unrealized appreciation and depreciation of investments was $69,237,614 and $(8,250,997), respectively, resulting in net unrealized appreciation of $60,986,617 for federal income tax purposes.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$465,332,379	$—	$—	$465,332,379
Short Term Investments
Mutual Funds	138,399,459	—	—	138,399,459
Repurchase Agreement	—	19,021,000	—	19,021,000
Total Short Term Investments	138,399,459	19,021,000	—	157,420,459
Total Investments	$603,731,838	$19,021,000	$—	$622,752,838

*	See Schedule of Investments for additional detailed categorizations.

MSF-78

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.4%
L-3 Communications Holdings, Inc.	320,200	$22,660,554
Rockwell Collins, Inc. (a)	448,500	25,815,660
Spirit Aerosystems Holdings, Inc. (a) (b)	930,200	22,752,692

		71,228,906

Capital Markets—1.8%
Northern Trust Corp.	493,900	23,435,555

Computers & Peripherals—1.8%
Lexmark International, Inc. (Class A)	716,800	23,826,432

Construction & Engineering—2.3%
Jacobs Engineering Group, Inc. (b)	685,700	30,424,509

Diversified Consumer Services—1.9%
H&R Block, Inc. (a)	1,549,000	25,512,030

Electrical Equipment—2.1%
Hubbell, Inc. (Class B) (a)	346,951	27,263,410

Electronic Equipment, Instruments & Components—9.8%
Arrow Electronics, Inc. (b)	864,636	36,288,773
Avnet, Inc. (b)	1,097,900	39,952,581
FLIR Systems, Inc. (a)	826,100	20,908,591
Ingram Micro, Inc. (a) (b)	1,689,000	31,347,840

		128,497,785

Energy Equipment & Services—4.8%
Ensco plc (ADR)	513,354	27,171,827
McDermott International, Inc. (b)	1,637,300	20,973,813
Patterson-UTI Energy, Inc. (a)	883,800	15,280,902

		63,426,542

Food & Staples Retailing—3.7%
Sysco Corp. (a)	606,600	18,113,076
The Kroger Co.	1,245,700	30,183,311

		48,296,387

Food Products—1.2%
Campbell Soup Co. (a)	486,100	16,454,485

Health Care Providers & Services—2.3%
CIGNA Corp.	613,690	30,224,233

Household Durables—1.7%
Mohawk Industries, Inc. (b)	327,930	21,810,624

Insurance—16.2%
Alleghany Corp. (b)	102,955	33,882,490
Allied World Assurance Co. Holdings AG	202,177	13,883,495
Aon Corp.	517,888	25,407,585
Arch Capital Group, Ltd. (b)	630,000	23,461,200
Fidelity National Financial, Inc. (a)	1,190,500	21,464,715
Loews Corp.	577,700	23,032,899
The Allstate Corp.	777,700	25,601,884
The Progressive Corp.	1,590,500	36,867,790
Validus Holdings, Ltd.	290,200	8,981,690

		212,583,748

Security Description	Shares	Value

Internet Software & Services—1.2%
Open Text Corp. (a) (b)	256,300	$15,672,745

IT Services—7.5%
Broadridge Financial Solutions, Inc. (a)	865,000	20,682,150
SAIC, Inc. (b)	1,553,000	20,499,600
The Western Union Co.	1,805,400	31,775,040
Total System Services, Inc.	1,097,300	25,314,711

		98,271,501

Leisure Equipment & Products—2.0%
Mattel, Inc.	804,100	27,066,006

Life Sciences Tools & Services—0.7%
Covance, Inc. (a) (b)	184,000	8,763,920

Machinery—1.5%
Flowserve Corp.	176,300	20,364,413

Media—2.0%
Omnicom Group, Inc.	519,800	26,327,870

Multi-Utilities—2.1%
OGE Energy Corp. (a)	191,000	10,218,500
SCANA Corp. (a)	158,000	7,206,380
Xcel Energy, Inc.	378,000	10,005,660

		27,430,540

Oil, Gas & Consumable Fuels—4.6%
Cimarex Energy Co. (a)	470,000	35,470,900
Southwestern Energy Co. (b)	807,900	24,721,740

		60,192,640

Professional Services—6.7%
Equifax, Inc.	406,600	17,996,116
ManpowerGroup	430,400	20,388,048
The Dun & Bradstreet Corp.	311,100	26,359,503
Towers Watson & Co.	356,000	23,520,920

		88,264,587

Real Estate Investment Trusts—3.1%
Annaly Capital Management, Inc. (a)	1,457,300	23,054,486
Hatteras Financial Corp. (a)	621,400	17,337,060

		40,391,546

Road & Rail—1.1%
Ryder System, Inc.	279,300	14,747,040

Semiconductors & Semiconductor Equipment—4.9%
Analog Devices, Inc.	770,000	31,108,000
Applied Materials, Inc.	2,169,900	26,993,556
Lam Research Corp. (b)	140,200	6,255,724

		64,357,280

Software—2.6%
BMC Software, Inc. (b)	297,000	11,927,520
Synopsys, Inc. (b)	714,600	21,909,636

		33,837,156

MSF-79

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Water Utilities—0.8%
American Water Works Co., Inc.	312,300	$10,627,569

Total Common Stock (Identified Cost $1,024,007,558)		1,259,299,459

Short Term Investments—13.6%

Mutual Funds—9.7%
State Street Navigator Securities Lending Prime Portfolio (c)	127,333,106	127,333,106

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $51,420,043 on 04/02/12, collateralized by $52,255,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $52,450,956.	$51,420,000	51,420,000

Total Short Term Investments (Identified Cost $178,753,106)		178,753,106

Total Investments—109.4% (Identified Cost $1,202,760,664) (d)		1,438,052,565
Liabilities in excess of other assets		(123,260,151)

Net Assets—100.0%		$1,314,792,414

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $127,611,335 and the collateral received consisted of cash in the amount of $127,333,106 and non-cash collateral with a value of $3,150,385. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,202,760,664. The aggregate unrealized appreciation and depreciation of investments was $253,250,671 and $(17,958,770), respectively, resulting in net unrealized appreciation of $235,291,901 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-80

Metropolitan Series Fund, Inc.

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,259,299,459	$—	$—	$1,259,299,459
Short Term Investments
Mutual Funds	127,333,106	—	—	127,333,106
Repurchase Agreement	—	51,420,000	—	51,420,000
Total Short Term Investments	127,333,106	51,420,000	—	178,753,106
Total Investments	$1,386,632,565	$51,420,000	$—	$1,438,052,565

*	See Schedule of Investments for additional detailed categorizations.

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—99.1% of Net Assets

Security Description	Shares	Value

Australia—7.0%
A-Cap Resources, Ltd. (a)	5,318	$1,157
ABM Resources NL (a)	308,685	15,676
Acacia Coal, Ltd. (a)	91,217	4,260
Acrux, Ltd. (a)	53,454	220,439
Adelaide Brighton, Ltd.	230,220	692,037
Aditya Birla Minerals, Ltd.	37,610	27,881
AED Oil, Ltd. (a) (c)	93,946	0
Ainsworth Game Technology, Ltd. (a)	21,680	35,941
AJ Lucas Group, Ltd.	23,896	27,486
Alchemia, Ltd. (a)	56,649	29,939
Alcyone Resources, Ltd. (a)	312,263	25,066
Alesco Corp., Ltd.	49,473	82,590
Alkane Exploration (a)	6,306	9,569
Alkane Resources, Ltd. (a)	71,537	108,628
Alliance Resources, Ltd. (a)	81,385	23,398
Altona Mining, Ltd. (a)	67,875	20,504
Amalgamated Holdings, Ltd.	32,994	212,197
Amcom Telecommunications, Ltd. (b)	78,095	90,620
Ampella Mining, Ltd. (a) (b)	19,949	20,672
Ansell, Ltd. (b)	57,951	892,831
Antares Energy, Ltd. (a)	26,721	13,905
APA Group	129	684
Apex Minerals NL (a)	1,068,781	2,215
APN News & Media, Ltd. (b)	240,460	225,486
Aquarius Platinum, Ltd.	35,924	83,525
Arafura Resources, Ltd. (a) (b)	91,975	29,564
ARB Corp., Ltd.	20,473	195,417
Aristocrat Leisure, Ltd. (b)	116,343	364,118
ASG Group, Ltd.	51,299	44,105
Aspire Mining, Ltd. (a)	118,818	37,574
Atlantic, Ltd. (a)	22,059	14,473
Aurora Oil & Gas, Ltd. (a) (b)	132,281	518,181
Ausdrill, Ltd.	105,567	460,551
Ausenco., Ltd.	36,978	166,048
Austal, Ltd.	34,967	67,740
Austar United Communications, Ltd. (a) (b)	294,317	442,119
Austbrokers Holdings, Ltd.	13,508	94,744
Austin Engineering, Ltd. (b)	16,088	84,004
Australian Agricultural Co., Ltd.	93,296	126,134
Australian Infrastructure Fund	258,449	610,828
Australian Pharmaceutical Industries, Ltd.	75,200	24,143
Australian Worldwide Exploration, Ltd. (a)	235,907	487,715
Automotive Holdings Group	102,926	253,822
AV Jennings, Ltd.	7,380	2,676
Azimuth Resources, Ltd. (a)	41,035	29,555
Azumah Resources, Ltd. (a)	41,745	12,113
Bandanna Energy, Ltd. (a) (b)	179,193	143,027
Bank of Queensland, Ltd. (b)	89,143	672,462
Bannerman Resources, Ltd. (a)	54,366	12,139
BC Iron, Ltd. (a)	17,844	55,192
Beach Energy, Ltd. (a)	63,627	96,885
Beach Petroleum, Ltd. (b)	509,261	775,805
Beadell Resources, Ltd. (a) (b)	141,572	99,348
Berkeley Resources, Ltd. (a)	25,720	9,264
Billabong International, Ltd. (b)	84,660	243,514
Bionomics, Ltd. (a)	51,919	25,844
Biota Holdings, Ltd. (a) (b)	70,678	73,286
Blackmores, Ltd.	4,906	140,057
Blackthorn Resources, Ltd. (a)	15,928	24,504

Security Description	Shares	Value

Australia—(Continued)
BlueScope Steel, Ltd.	20,615	$8,438
Boart Longyear Group	197,674	852,471
Boom Logistics, Ltd. (b)	57,490	16,971
Bradken, Ltd.	65,598	583,709
Breville Group, Ltd.	18,452	80,855
Brickworks, Ltd.	4,295	47,915
BT Investment Management, Ltd.	11,643	26,700
Buru Energy, Ltd. (a)	50,064	167,971
Cabcharge Australia, Ltd.	38,779	242,386
Cape Lambert Iron Ore, Ltd. (a)	97,229	53,903
Cardno, Ltd.	30,605	221,696
Carnarvon Petroleum, Ltd. (a)	197,937	26,668
Carnegie Corp., Ltd. (a)	63,298	2,754
carsales.com.au, Ltd. (b)	54,509	313,468
Cash Converters International, Ltd.	89,886	62,020
Cedar Woods Properties, Ltd.	8,198	31,985
Central Petroleum, Ltd. (a)	122,859	13,367
Centrex Metals, Ltd. (a)	25,334	7,375
Ceramic Fuel Cells, Ltd. (a)	335,470	31,635
Cerro Resources NL (a)	88,602	10,657
CGA Mining, Ltd. (a)	7,066	13,616
Chalice Gold Mines, Ltd. (a)	25,904	6,713
Chandler Macleod Group, Ltd.	16,111	7,530
Citigold Corp., Ltd. (a)	104,691	7,178
Clean Seas Tuna, Ltd. (a)	857	47
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	16,266
Clough, Ltd.	89,000	77,457
Coal of Africa, Ltd. (a)	133,534	127,359
Coalspur Mines, Ltd. (a)	127,514	218,045
Cobar Consolidated Resources, Ltd. (a)	29,848	22,550
Cockatoo Coal, Ltd. (a)	292,461	115,161
Codan, Ltd.	44,453	57,118
Coffey International, Ltd.	63,637	43,400
Collection House, Ltd.	18,260	15,511
Comet Ridge, Ltd. (a)	17,561	2,092
Consolidated Media Holdings, Ltd.	220,029	663,397
Continental Coal, Ltd. (a)	38,284	8,532
Cooper Energy, Ltd. (a)	123,859	84,072
Credit Corp. Group, Ltd.	13,415	81,308
Crusader Resources, Ltd. (a)	7,806	7,280
CSG, Ltd. (b)	35,179	23,304
CSR, Ltd. (b)	228,131	425,598
Cudeco, Ltd. (a)	51,210	184,202
Cue Energy Resources, Ltd. (a)	171,183	51,541
Customers, Ltd. (a) (b)	33,696	32,212
Data #3, Ltd.	28,452	32,841
David Jones, Ltd. (b)	174,442	437,817
Decmil Group, Ltd. (a)	61,823	181,287
Deep Yellow, Ltd. (a)	271,919	29,625
Devine, Ltd.	46,180	33,200
Discovery Metals, Ltd. (a)	106,890	176,783
Domino’s Pizza Enterprises, Ltd.	11,943	112,745
Downer EDI, Ltd.	193,390	806,437
Dragon Mining, Ltd. (a)	5,660	5,583
Drillsearch Energy, Ltd. (a)	146,497	233,019
DUET Group	477,742	900,797
DuluxGroup, Ltd. (b)	135,952	419,832
DWS Advanced Business Solutions, Ltd.	24,661	36,402
Dyesol, Ltd. (a)	37,128	7,323

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Elders, Ltd. (b)	150,466	$35,860
Elemental Minerals, Ltd. (a)	26,469	32,374
Emeco Holdings, Ltd.	256,015	286,663
Endeavour Mining Corp. (a)	28,473	65,491
Energy Resources of Australia, Ltd. (b)	40,323	53,908
Energy World Corp., Ltd.	361,817	294,320
Entek Energy, Ltd. (a)	29,916	4,340
Envestra, Ltd.	457,288	367,319
Equatorial Resources, Ltd. (a)	18,658	51,657
eServGlobal, Ltd. (a)	43,068	15,726
Euroz, Ltd.	8,343	11,843
Evolution Mining, Ltd. (a)	100,649	182,201
Exco Resources, Ltd. (a)	62,226	11,616
Extract Resources, Ltd. (a) (b)	28,270	247,746
Fantastic Holdings, Ltd.	250	660
FAR, Ltd. (a)	882,955	44,114
Finbar Group, Ltd.	3,897	3,874
FKP Property Group	380,117	194,949
Fleetwood Corp., Ltd.	26,743	339,477
Fletcher Building, Ltd. (b)	4,509	24,858
FlexiGroup, Ltd.	48,988	117,112
Flight Centre, Ltd. (b)	17,628	402,874
Flinders Mines, Ltd. (a)	606,380	188,510
Focus Minerals, Ltd. (a)	1,919,942	101,471
Forge Group, Ltd.	13,647	95,776
Galaxy Resources, Ltd. (a)	75,661	71,428
Geodynamics, Ltd. (a)	82,317	14,074
Ginalbie Metals, Ltd. (a) (b)	307,389	197,572
Gloucester Coal, Ltd. (a)	40,888	344,162
Golden Rim Resources, Ltd. (a)	37,023	7,482
Goodman Fielder, Ltd.	856,325	612,727
GrainCorp., Ltd.	85,015	797,117
Grange Resources, Ltd. (a) (b)	120,000	82,699
Greenland Minerals & Energy, Ltd. (a) (b)	62,332	29,079
Gryphon Minerals, Ltd. (a)	91,713	102,703
GUD Holdings, Ltd. (b)	26,043	221,810
Gujarat NRE Coking Coal, Ltd. (a)	19,871	3,502
Gunns, Ltd. (b) (c)	309,759	51,338
GWA International, Ltd. (b)	136,258	304,055
Hastie Group, Ltd.	5,739	1,576
Heron Resources, Ltd. (a)	35,984	6,147
HFA Holdings, Ltd.	45,623	42,541
Highlands Pacific, Ltd. (a)	173,904	31,538
Hillgrove Resources, Ltd.	180,002	46,634
Hills Industries, Ltd.	45,110	50,232
Horizon Oil, Ltd. (b)	465,596	154,465
Icon Energy, Ltd. (a)	138,827	43,438
IDM International, Ltd. (a)	49,237	6,376
iiNET, Ltd.	62,082	194,749
Imdex, Ltd. (b)	78,965	248,950
IMF Australia, Ltd.	25,755	36,455
IMX Resources, Ltd. (a)	7,034	2,510
Independence Group NL (b)	75,887	311,443
Indo Mines, Ltd. (a)	5,858	1,704
Indophil Resources NL (a)	149,398	66,622
Industrea, Ltd.	121,588	129,129
Infigen Energy	209,905	52,365
Infomedia, Ltd.	67,545	14,363
Integra Mining, Ltd. (a)	366,548	195,725

Security Description	Shares	Value

Australia—(Continued)
Integrated Research, Ltd.	28,972	$18,778
Intrepid Mines, Ltd. (a) (b)	177,715	135,449
Invocare, Ltd. (b)	50,327	417,879
IOOF Holdings, Ltd.	105,838	634,044
Iress Market Technology, Ltd.	48,417	351,176
Iron Ore Holdings, Ltd. (a)	17,526	28,330
Ivanhoe Australia, Ltd. (a) (b)	27,511	43,328
JB Hi-Fi, Ltd. (b)	47,695	541,831
Jupiter Mines, Ltd. (a)	63,164	14,077
Kagara, Ltd. (b)	131,297	23,140
Kangaroo Resources, Ltd. (a)	305,630	42,744
Karoon Gas Australia, Ltd. (a)	66,375	447,896
Kasbah Resources, Ltd. (a)	63,291	21,319
Kingsgate Consolidated, Ltd. (b)	54,211	359,937
Kingsrose Mining, Ltd. (a)	77,954	109,857
Linc Energy, Ltd. (a) (b)	119,994	143,089
Liquefied Natural Gas, Ltd. (a)	11,253	5,617
Lycopodium, Ltd.	4,478	34,239
M2 Telecommunications Group, Ltd.	40,859	153,239
Macmahon Holdings, Ltd.	233,310	208,233
Macquarie Atlas Roads Group (a)	113,818	200,505
Macquarie Telecom Group, Ltd.	3,983	40,046
Magma Metals, Ltd. (a)	61,670	8,327
Marengo Mining, Ltd. (a)	157,276	40,235
Matrix Composites & Engineering, Ltd.	13,660	50,535
McMillan Shakespeare, Ltd.	15,824	181,189
McPherson’s, Ltd.	24,148	52,789
Medusa Mining, Ltd.	46,407	242,651
Melbourne IT, Ltd.	32,435	56,544
MEO Australia, Ltd. (a) (b)	220,030	76,513
Mermaid Marine Australia, Ltd.	91,586	309,399
Mesoblast, Ltd. (a) (b)	48,994	398,650
Metals X, Ltd. (a)	122,921	29,983
Metgasco, Ltd. (a)	117,719	43,301
Metminco, Ltd. (a)	116,326	17,482
MetroCoal, Ltd. (a)	5,129	2,179
MHM Metals, Ltd. (a)	19,739	14,318
Miclyn Express Offshore, Ltd.	35,558	82,517
Mincor Resources NL	85,220	60,045
Mineral Deposits, Ltd. (a)	25,366	165,212
Mirabela Nickel, Ltd. (a) (b)	92,437	54,123
Molopo Australia, Ltd.	70,758	48,168
Moly Mines, Ltd. (a) (b)	32,667	9,814
Monadelphous Group, Ltd. (b)	32,222	798,309
Morning Star Gold NL (a)	33,455	7,033
Mortgage Choice, Ltd.	37,356	50,551
Mount Gibson Iron, Ltd.	260,790	302,714
Murchison Metals, Ltd. (a) (b)	110,450	53,221
Myer Holdings, Ltd. (b)	260,693	632,102
MyState, Ltd.	2,711	9,269
Nanosonics, Ltd. (a)	54,786	30,653
Navitas, Ltd. (b)	84,693	311,619
Neon Energy, Ltd. (a)	142,399	62,968
Neptune Marine Services, Ltd. (a)	74,800	2,635
New Guinea Energy, Ltd. (a)	155,761	9,041
Newsat, Ltd. (a)	28,184	17,373
Nexbis, Ltd. (a)	121,902	11,619
Nexus Energy, Ltd. (a)	582,061	132,735
NIB Holdings, Ltd.	102,827	158,540

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Nido Petroleum, Ltd. (a)	522,236	$34,098
Noble Mineral Resources, Ltd. (a) (b)	83,737	36,110
Norfolk Group, Ltd.	25,916	34,364
North Australian Diamonds, Ltd. (a)	582	157
Northern Iron, Ltd. (a)	54,613	54,349
Northern Star Resources, Ltd. (a)	105,568	94,654
Norton Gold Fields, Ltd. (a)	133,102	26,043
NRW Holdings, Ltd.	77,104	331,602
Nucoal Resources NL (a)	80,799	28,044
Nufarm, Ltd. (b)	75,460	375,677
Oakton, Ltd.	24,739	32,087
Oilex, Ltd. (a)	2,290	669
OneSteel, Ltd.	576,986	741,317
Orocobre, Ltd. (a)	20,107	39,041
OrotonGroup, Ltd.	7,309	63,147
Otto Energy, Ltd. (a)	308,140	44,700
Pacific Brands, Ltd.	621,651	393,738
Pacific Niugini, Ltd. (a)	26,694	11,768
Paladin Energy, Ltd. (a) (b)	268,600	510,641
Pan Pacific Petroleum NL (a)	55,564	9,211
Panoramic Resources, Ltd.	112,011	129,438
PaperlinX, Ltd. (b)	340,846	28,263
Papillon Resources, Ltd. (a)	38,727	43,882
Patties Foods, Ltd.	1,792	3,304
Peak Resources, Ltd. (a)	34,546	14,684
Peet, Ltd.	48,359	42,587
Peninsula Energy, Ltd. (a) (b)	454,116	30,122
Perilya, Ltd. (a) (b)	95,807	44,685
Perpetual, Ltd. (b)	18,730	492,804
Perseus Mining, Ltd. (a)	160,823	391,946
Petsec Energy, Ltd. (a)	3,946	879
Pharmaxis, Ltd. (a) (b)	132,843	180,985
Phosphagenics, Ltd. (a)	302,239	73,597
Photon Group, Ltd.	319,019	14,555
Platinum Australia, Ltd. (a)	116,796	19,972
Pluton Resources, Ltd. (a)	48,332	11,770
PMP, Ltd.	95,913	34,275
Premier Investments, Ltd.	44,992	260,834
Prima Biomed, Ltd. (a) (b)	225,293	56,045
Primary Health Care, Ltd. (b)	201,277	596,347
Prime Media Group, Ltd.	1,327	1,003
PrimeAg Australia, Ltd. (a)	13,869	15,062
Programmed Maintenance Services, Ltd.	54,678	142,780
QRxPharma, Ltd. (a)	4,613	8,293
Quickstep Holdings, Ltd. (a)	31,204	5,656
Ramelius Resources, Ltd. (a)	155,944	138,287
RCR Tomlinson, Ltd.	36,051	80,338
REA Group, Ltd. (b)	34,313	492,313
Reckon, Ltd.	29,039	66,784
Red Fork Energy, Ltd. (a)	83,619	88,477
Red Hill Iron, Ltd. (a)	3,707	7,987
Redflex Holdings, Ltd.	19,984	42,264
Reed Resources, Ltd. (a)	59,940	17,701
Regional Express Holdings, Ltd. (a)	9,952	11,135
Regis Resources, Ltd. (a)	127,686	540,089
Resolute Mining, Ltd.	242,426	452,527
Resource & Investment NL (a)	25,941	11,027
Resource Generation, Ltd. (a)	58,515	28,793
Retail Food Group, Ltd.	15,361	42,332

Security Description	Shares	Value

Australia—(Continued)
Rex Minerals, Ltd. (a) (b)	36,473	$49,562
Rialto Energy, Ltd. (a)	162,011	74,090
Ridley Corp., Ltd.	94,194	114,329
Robust Resources, Ltd. (a)	8,904	11,572
Roc Oil Co., Ltd. (a)	335,210	138,928
Runge, Ltd.	4,190	1,909
Ruralco Holdings, Ltd.	2,336	7,791
SAI Global, Ltd.	80,978	419,846
Salmat, Ltd. (b)	45,807	111,735
Samson Oil & Gas, Ltd. (a)	480,639	58,522
Sandfire Resources NL (a)	42,691	349,061
Saracen Mineral Holdings, Ltd.	215,863	125,296
Sedgman, Ltd.	34,580	88,159
Select Harvests, Ltd.	8,048	13,113
Senex Energy, Ltd. (a)	210,092	229,207
Servcorp, Ltd.	18,320	53,955
Service Stream, Ltd.	34,463	14,833
Seven Group Holdings, Ltd. (b)	13,937	143,564
Sigma Pharmaceuticals, Ltd.	621,692	406,243
Sihayo Gold, Ltd. (a)	40,036	7,878
Silex Systems, Ltd. (a)	35,543	137,823
Silver Lake Resources, Ltd. (a)	50,704	179,267
Sirtex Medical, Ltd. (a)	17,308	93,413
Skilled Group, Ltd. (b)	35,531	86,120
Slater & Gordon, Ltd.	7,258	11,051
SMS Management & Technology, Ltd.	28,277	168,246
Southern Cross Electrical Engineering, Ltd.	13,042	17,143
Southern Cross Media Group	328,410	451,011
Spark Infrastructure Group	640,636	992,447
Specialty Fashion Group, Ltd. (b)	46,931	23,093
Spotless Group, Ltd.	77,026	187,809
St. Barbara, Ltd.	126,668	271,381
Starpharma Holdings, Ltd. (a)	98,066	175,348
Straits Resources, Ltd. (a) (b)	39,613	25,443
Strike Energy, Ltd. (a)	107,039	24,438
Strike Resources, Ltd. (a)	13,614	2,815
STW Communications Group, Ltd.	153,663	159,045
Sundance Energy Australia, Ltd. (a)	86,025	70,429
Sundance Resources, Ltd. (a)	819,104	381,880
Sunland Group, Ltd.	73,931	55,168
Super Cheap Auto Group, Ltd.	55,932	442,094
Swick Mining Services, Ltd. (a)	44,723	17,622
Talent2 International, Ltd.	14,642	6,753
Talisman Mining, Ltd. (a)	8,018	3,799
Tanami Gold NL (a)	32,329	27,634
Tap Oil, Ltd.	106,752	97,346
Tassal Group, Ltd.	58,903	79,954
Technology One, Ltd.	38,530	46,472
Ten Network Holdings, Ltd. (b)	303,103	252,818
Teranga Gold Corp. (a) (b)	26,882	61,036
Terramin Australia, Ltd. (a)	34,330	6,041
Texon Petroleum, Ltd. (a)	58,360	38,205
TFS Corp., Ltd.	57,669	32,922
Thakral Holdings Group (REIT)	143,461	78,066
The Reject Shop, Ltd. (b)	10,616	133,160
ThinkSmart, Ltd.	18,125	6,479
Thorn Group, Ltd.	69,334	112,772
Tiger Resources, Ltd. (a)	157,181	60,314
Toro Energy, Ltd. (a)	75,052	5,987

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Tox Free Solutions, Ltd. (a) (b)	44,638	$131,314
TPG Telecom, Ltd. (b)	201,335	371,423
Transfield Services, Ltd.	217,693	560,241
Transpacific Industries Group, Ltd. (a)	347,625	281,051
Troy Resources NL (b)	29,139	139,174
Trust Co., Ltd.	3,656	19,697
Unity Mining, Ltd.	45,078	6,780
UXC, Ltd.	101,253	61,528
Village Roadshow, Ltd.	20,281	68,083
Virgin Australia Holdings, Ltd. (a)	1,937,546	466,767
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	5,755	24,744
Watpac, Ltd.	37,999	38,390
WDS, Ltd.	55,558	37,371
Webjet, Ltd.	17,109	57,615
Western Areas NL (b)	55,986	314,460
Western Desert Resources, Ltd. (a)	61,448	50,941
White Energy Co., Ltd. (a) (b)	78,162	31,599
WHK Group, Ltd.	93,561	80,913
Wide Bay Australia, Ltd.	8,970	65,065
Wildhorse Energy, Ltd. (a)	8,738	996
Wotif.com Holdings, Ltd. (b)	46,269	220,052
WPG Resources, Ltd. (a) (b)	38,028	3,427

		51,971,646

Austria—0.8%
A-TEC Industries AG (b) (c)	1,749	0
Agrana Beteiligungs AG	1,574	172,113
Atrium European Real Estate, Ltd.	87,731	430,787
Austria Technologie & Systemtechnik AG	6,360	77,584
BWT AG	4,956	90,594
CA Immobilien Anlagen AG (a)	22,098	252,694
DO & CO Restaurants & Catering AG	488	19,007
EVN AG	19,223	258,626
Flughafen Wien AG (b)	6,637	259,198
Frauenthal Holding AG	775	10,230
Intercell AG (a) (b)	21,670	78,395
Kapsch TrafficCom AG	2,658	225,037
Lenzing AG	4,953	537,181
Mayr Melnhof Karton AG	3,650	367,495
Oberbank AG	174	11,081
Oesterreichische Post AG (b)	15,900	553,417
Palfinger AG (b)	6,210	156,760
POLYTEC Holding AG	8,890	81,272
RHI AG (a)	12,579	319,521
Rosenbauer International AG	1,844	94,926
Schoeller-Bleckmann Oilfield Equipment AG	5,071	467,895
Semperit AG Holding	5,322	228,311
Sparkassen Immobilienanlagen AG (a)	26,358	157,774
Strabag SE (b)	10,968	334,038
Uniqa Versicherungen AG	4,974	84,673
Warimpex Finanz-und Beteiligungs AG	4,925	6,395
Wienerberger AG (b)	50,921	598,211
Wolford AG	1,065	33,914
Zumtobel AG	19,568	276,238

		6,183,367

Security Description	Shares	Value

Belgium—1.1%
Ablynx NV (a)	6,257	$26,925
Ackermans & van Haaren NV	13,237	1,120,968
AGFA-Gevaert NV	86,119	199,043
AGFA-Gevaert NV (VVPR Strip) (a) (c)	21,666	29
Arseus NV	12,411	203,045
Atenor Group	718	29,988
Banque Nationale de Belgique S.A.	115	391,113
Barco NV	8,211	593,129
Compagnie d’Entreprises CFE	5,150	328,678
Compagnie Immobiliere de Belgique S.A.	978	37,444
Compagnie Maritime Belge S.A.	6,608	157,236
D’ieteren S.A.	10,388	482,944
Deceuninck NV	30,949	56,542
Deceuninck NV (VVPR Strip) (c)	17,412	23
Devgen NV (a)	5,098	37,407
Duvel Moortgat S.A.	512	53,668
Econocom Group	5,721	128,185
Elia System Operator S.A.	14,933	632,246
Euronav NV	9,477	85,909
EVS Broadcast Equipment S.A. (b)	6,782	351,929
Exmar NV	17,359	149,726
Galapagos NV (a)	12,037	194,260
Gimv NV	225	11,481
Hamon & CIE S.A.	300	7,160
Ion Beam Applications S.A.	10,100	84,996
IRIS	560	22,296
Kinepolis Group NV	2,580	240,988
Lotus Bakeries S.A.	93	62,246
Melexis NV	12,981	228,689
NV Bekaert S.A.	2,699	86,912
Nyrstar NV (b)	85,533	712,090
Nyrstar NV (VVPR Strip) (a)	23,989	64
Option NV	9,790	5,092
RealDolmen NV	1,200	28,744
Recticel S.A.	11,546	93,790
Resilux NV	55	3,851
Roularta Media Group NV	948	19,980
Sioen Industries NV	1,635	12,052
Sipef S.A.	3,750	352,970
Tessenderlo Chemie NV	15,628	521,412
Tessenderlo Chemie NV (VVPR Strip) (a)	479	109
ThromboGenics NV (a) (b)	16,399	545,058
Van de Velde NV	3,864	216,418

		8,516,835

Canada—11.1%
5N Plus, Inc. (a) (b)	20,095	73,333
Aastra Technologies, Ltd. (a)	3,824	82,426
Aberdeen International, Inc.	9,500	5,048
Absolute Software Corp. (a) (b)	23,754	148,842
Advantage Oil & Gas, Ltd. (a)	84,244	282,939
Aecon Group, Inc.	29,600	392,016
AEterna Zentaris, Inc. (a) (b)	37,217	79,848
AG Growth International, Inc. (b)	6,538	273,397
AGF Management, Ltd.	36,550	567,240
Ainsworth Lumber Co., Ltd. (a)	15,595	22,202
Air Canada (a)	15,459	14,259
Akita Drilling, Ltd.	2,003	20,784
Alacer Gold Corp. (a) (b)	3,138	26,710

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Alamos Gold, Inc. (a) (b)	60,790	$1,115,910
Alarmforce Industries, Inc. (a)	2,200	21,637
Alexco Resource Corp. (a) (b)	27,410	192,361
Alexis Minerals Corp. (a)	18,500	1,020
Algoma Central Corp.	441	51,497
Algonquin Power & Utilities Corp. (b)	55,304	321,583
Alliance Grain Traders, Inc.	7,901	121,353
AltaGas, Ltd. (b)	36,031	1,118,010
Alterra Power Corp. (a) (b)	49,314	30,158
Altius Minerals Corp. (a)	9,660	110,987
Amerigo Resources, Ltd.	43,359	34,776
Anderson Energy, Ltd. (a)	46,999	26,858
Andrew Peller, Ltd.	300	3,065
Angle Energy, Inc. (a)	28,758	162,610
Antrim Energy, Inc. (a)	46,087	44,357
Argonaut Gold, Inc. (a) (b)	37,825	322,334
Armtec Infrastructure, Inc. (b)	7,363	16,166
Arsenal Energy, Inc. (a)	71,551	47,344
Astral Media, Inc. (b)	22,017	1,071,217
Atlantic Power Corp. (b)	20,217	279,505
Atna Resources, Ltd. (a)	45,732	55,019
Atrium Innovations, Inc.	14,100	162,282
ATS Automation Tooling Systems, Inc. (a)	42,888	383,969
Augusta Resource Corp. (a)	16,090	44,038
Aura Minerals, Inc. (a)	49,179	50,784
AuRico Gold, Inc. (a) (b)	118,205	1,053,529
Aurizon Mines, Ltd.	65,968	322,747
AutoCanada, Inc.	5,400	55,113
Avalon Rare Metals, Inc. (a) (b)	28,205	84,549
AvenEx Energy Corp. (b)	22,352	99,272
Avion Gold Corp. (a)	113,400	115,964
Axia NetMedia Corp. (a)	16,400	25,156
B2Gold Corp. (a)	127,543	547,280
Badger Daylighting, Ltd.	1,900	49,622
Baja Mining Corp. (a)	127,376	122,594
Ballard Power Systems, Inc.	48,007	68,344
Bankers Petroleum, Ltd. (a) (b)	106,542	440,075
Bellatrix Exploration, Ltd. (a) (b)	61,713	325,440
Bengal Energy, Ltd. (a)	9,533	9,079
BioExx Specialty Proteins, Ltd. (a)	41,755	9,000
Bioniche Life Sciences, Inc. (a)	21,600	13,426
Birchcliff Energy, Ltd. (b)	46,465	337,732
Bird Construction, Inc. (b)	19,532	293,729
Black Diamond Group, Ltd. (b)	10,812	215,492
BlackPearl Resources, Inc. (a)	115,717	489,574
BMTC Group, Inc.	5,387	104,262
BNK Petroleum, Inc. (a)	4,142	6,810
Bonterra Energy Corp. (b)	4,953	241,977
Boralex, Inc. (a)	11,030	90,124
Brigus Gold Corp. (a) (b)	76,420	58,228
Brookfield Real Estate Services, Inc.	800	10,948
Brookfield Residential Properties, Inc. (a)	2,038	21,801
Burcon NutraScience Corp. (a)	6,010	37,564
C&C Energia, Ltd. (a) (b)	13,748	106,957
Calfrac Well Services, Ltd. (b)	14,168	396,298
Calian Technologies, Ltd.	3,000	60,755
Calvalley Petroleums, Inc. (a)	25,510	43,478
Canaccord Capital, Inc. (a) (b)	42,274	351,771
Canacol Energy, Ltd. (a)	1,800	1,426

Security Description	Shares	Value

Canada—(Continued)
Canada Bread Co., Ltd.	139	$6,619
Canadian Energy Services & Technology Corp. (b)	18,759	220,982
Canadian Helicopters Group, Inc. (b)	3,968	122,049
Canadian Western Bank	28,887	845,078
Canadian Zinc Corp. (a)	38,500	27,405
Canam Group, Inc.	15,313	77,068
Canexus Corp.	20,000	158,203
Canfor Corp. (a) (b)	48,900	578,495
Canfor Pulp Products, Inc.	17,396	262,305
Cangene Corp. (a) (b)	11,169	20,715
CanWel Building Materials Group, Ltd.	18,909	47,204
Canyon Services Group, Inc. (b)	18,800	229,192
Capital Power Corp. (b)	20,776	489,276
Capstone Infrastructure Corp. (b)	25,324	105,363
Capstone Mining Corp. (a)	128,540	364,698
Cardero Resources Corp. (a)	17,277	20,093
Cardiome Pharma Corp. (a) (b)	26,900	19,418
Carpathian Gold, Inc. (a)	84,878	36,165
Cascades, Inc.	40,375	170,009
Cathedral Energy Services, Ltd.	19,242	124,621
CCL Industries, Inc.	11,519	421,518
CE Franklin, Ltd. (a)	1,700	16,532
Celestica, Inc.	88,081	846,856
Celtic Exploration, Ltd.	33,000	481,047
Cequence Energy, Ltd. (a)	61,458	81,332
China Gold International Resources Corp., Ltd. (a)	72,399	357,114
Chinook Energy, Inc. (a)	13,017	18,923
Chorus Aviation, Inc.	5,000	17,444
Churchill Corp. (b)	11,157	171,027
CIC Energy Corp. (a)	15,763	18,332
Cineplex, Inc. (b)	27,267	781,830
Clairvest Group, Inc.	200	3,657
Clarke, Inc.	1,730	7,024
Claude Resources, Inc. (a) (b)	78,467	85,748
Cline Mining Corp. (a) (b)	45,858	69,423
CML HealthCare, Inc. (b)	37,329	396,699
Coastal Contacts, Inc. (a)	22,185	58,941
Cogeco Cable, Inc.	9,171	481,237
Cogeco, Inc.	1,508	82,003
Colabor Group, Inc.	9,830	76,082
Colossus Minerals, Inc. (a)	28,508	156,337
COM DEV International, Ltd. (a)	18,581	38,188
Compton Petroleum Corp. (a)	347	1,381
Computer Modelling Group, Ltd.	14,060	224,126
Connacher Oil & Gas, Ltd. (a)	252,966	243,468
Constellation Software, Inc.	2,422	216,716
Contrans Group, Inc.	9,164	83,514
Copper Mountain Mining Corp. (a) (b)	28,166	118,882
Corby Distilleries, Ltd. (b)	7,741	128,053
Coro Mining Corp. (a)	8,346	3,765
Corridor Resources, Inc. (a) (b)	21,385	18,009
Corus Entertainment, Inc. (a) (b)	30,900	735,751
Cott Corp. (a)	40,949	270,133
Crew Energy, Inc. (b)	40,710	388,550
Crocotta Energy, Inc. (a)	24,134	66,780
Crosshair Energy Corp. (a)	4,200	2,105
Davis & Henderson Income Corp. (b)	26,388	489,426
Delphi Energy Corp. (a)	59,618	85,472

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Denison Mines Corp. (a)	186,523	$289,850
DirectCash Payments, Inc. (b)	3,474	73,942
Dollarama, Inc. (a)	14,245	664,372
Dorel Industries, Inc.	12,700	362,239
DragonWave, Inc. (a)	18,544	73,808
Duluth Metals, Ltd. (a)	31,662	72,056
Dundee Precious Metals, Inc. (a)	42,380	386,644
Dynasty Metals & Mining, Inc. (a)	8,618	18,490
E-L Financial Corp., Ltd.	171	66,860
Eastern Platinum, Ltd. (a)	420,034	168,443
Eastmain Resources, Inc. (a)	24,625	30,860
easyhome, Ltd.	2,000	14,988
Eco Oro Minerals Corp. (a)	16,900	45,747
EGI Financial Holdings, Inc.	900	7,029
Eldorado Gold Corp.	1	7
Electrovaya, Inc. (a) (b)	11,336	10,115
Enbridge Income Fund Holdings, Inc.	12,179	261,297
Endeavour Mining Corp. (a)	44,726	99,994
Endeavour Silver Corp.	24,040	227,759
Enerflex, Ltd. (a)	10,930	122,729
Enghouse Systems, Ltd.	8,477	118,981
Ensign Energy Services, Inc. (b)	8,770	131,095
Entree Gold, Inc.	15,350	19,237
Epsilon Energy, Ltd. (a)	20,918	54,526
Equal Energy, Ltd. (a)	6,487	24,388
Equitable Group, Inc.	5,801	166,565
Essential Energy Services, Ltd. (a)	40,081	94,029
Evertz Technologies, Ltd.	14,549	211,354
Excellon Resources, Inc. (a)	69,422	38,976
Exchange Income Corp. (b)	2,275	56,085
Exco Technologies, Ltd.	5,200	24,763
Exeter Resource Corp. (a)	11,335	31,251
EXFO, Inc. (a)	12,343	86,746
Fairborne Energy, Ltd. (b)	46,659	102,912
Fibrek, Inc. (a)	4,460	4,829
Fiera Sceptre, Inc.	1,403	11,956
Firm Capital Mortgage Investment Corp.	2,307	30,484
First Majestic Silver Corp. (a)	41,797	695,604
First National Financial Corp. (b)	6,628	101,402
First Nickel, Inc. (a)	62,217	7,173
First Uranium Corp. (a)	51,906	7,806
FirstService Corp. (a)	12,580	385,680
Flint Energy Services, Ltd. (a)	18,100	452,205
Formation Metals, Inc. (a)	10,328	5,074
Forsys Metals Corp. (a)	25,356	25,929
Fortress Paper, Ltd. (a)	7,338	210,992
Fortuna Silver Mines, Inc. (a)	43,582	196,620
Fortune Minerals, Ltd. (a)	11,100	10,461
Gamehost, Inc.	5,354	63,017
Garda World Security Corp. (a) (b)	11,400	103,548
Genesis Land Development Corp. (a)	17,608	53,842
Genivar, Inc.	11,718	308,854
Genworth MI Canada, Inc. (b)	11,317	251,085
Geomark Exploration, Ltd.	3,200	2,759
Glacier Media, Inc.	9,600	23,195
Glentel, Inc.	6,330	113,914
GLG Life Tech Corp. (a)	3,198	2,533
Gluskin Sheff & Associates, Inc.	6,978	104,238
GLV, Inc. (a)	11,135	32,821

Security Description	Shares	Value

Canada—(Continued)
GMP Capital, Inc.	40,036	$301,038
Golden Star Resources, Ltd.	134,670	257,877
Gran Tierra Energy, Inc. (a)	114,414	721,504
Great Basin Gold, Ltd. (a) (b)	185,850	130,428
Great Canadian Gaming Corp. (a)	32,000	258,579
Great Panther Silver, Ltd. (a) (b)	67,206	150,926
Groupe Aeroplan, Inc.	94,279	1,165,432
Guide Exploration, Ltd. (a)	55,084	121,495
Guyana Goldfields, Inc. (a)	19,255	66,020
Hanfeng Evergreen, Inc. (a) (b)	12,100	33,845
Harry Winston Diamond Corp.	27,444	403,908
Helix Biopharma Corp. (a)	100	167
Hemisphere GPS, Inc. (a)	12,375	10,173
Heroux-Devtek, Inc. (a)	15,800	140,346
High Liner Foods, Inc.	2,100	39,518
High River Gold Mines, Ltd. (a)	100,844	121,322
Home Capital Group, Inc.	13,384	675,473
Horizon North Logistics, Inc.	37,642	235,864
HudBay Minerals, Inc.	81,334	892,069
IBI Group, Inc. (b)	4,716	70,212
Imax Corp. (a)	25,958	632,652
Imperial Metals Corp. (a)	16,926	283,047
Imris, Inc. (a)	9,126	29,918
Indigo Books & Music, Inc. (b)	1,986	17,621
Innergex Renewable Energy, Inc. (b)	31,788	334,309
Inter-Citic Minerals, Inc. (a) (b)	23,292	24,753
International Forest Products, Ltd.	22,936	108,305
International Minerals Corp. (a)	4,500	26,031
International Tower Hill Mines, Ltd. (a)	21,604	92,702
Intertape Polymer Group, Inc. (a)	27,246	128,384
Ivanhoe Energy, Inc. (a) (b)	110,904	120,083
Ivernia, Inc. (a)	71,989	8,300
Jaguar Mining, Inc. (a) (b)	44,308	208,780
Just Energy Group, Inc. (b)	66,323	917,597
K-Bro Linen, Inc.	2,800	62,347
KAB Distribution, Inc. (a) (c)	3,622	0
Keegan Resources, Inc. (a)	23,027	87,265
Killam Properties, Inc. (b)	26,081	320,832
Kingsway Financial Services, Inc.	35,061	27,066
Kirkland Lake Gold, Inc. (a)	18,730	270,777
La Mancha Resources, Inc. (a)	45,390	144,709
Labrador Iron Mines Holdings, Ltd. (a)	13,799	63,499
Lake Shore Gold Corp. (a) (b)	179,156	185,002
Laramide Resources (a)	17,031	22,368
Laurentian Bank of Canada	17,100	795,468
Le Chateau, Inc.	2,899	3,836
Legacy Oil & Gas, Inc. (a)	52,337	485,880
Leisureworld Senior Care Corp. (b)	11,814	144,973
Leon’s Furniture, Ltd.	13,469	163,392
Linamar Corp.	26,300	567,950
Liquor Stores N.A., Ltd.	10,285	181,169
MacDonald Dettwiler & Associates, Ltd. (a)	12,944	589,419
MAG Silver Corp. (a)	13,742	139,149
Mainstreet Equity Corp. (a)	3,100	75,989
Major Drilling Group International, Inc.	34,700	575,753
Manitoba Telecom Services, Inc. (b)	8,354	292,635
Maple Leaf Foods, Inc.	46,770	557,517
March Networks Corp. (a)	900	4,493
Martinrea International, Inc. (a)	38,937	413,787

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Maxim Power Corp. (a)	2,800	$6,232
MBAC Fertilizer Corp. (a)	6,732	20,855
Mediagrif Interactive Technologies, Inc.	4,216	72,996
MEGA Brands, Inc. (a)	7,658	49,367
Mega Uranium, Ltd. (a)	53,800	16,721
Melcor Developments, Ltd. (b)	600	9,264
Mercator Minerals, Ltd. (a) (b)	53,410	71,752
MGM Energy Corp. (a)	6,492	1,237
MI Developments, Inc.	20,660	715,628
Midway Energy, Ltd. (a)	35,551	156,468
Migao Corp. (a) (b)	20,785	65,223
Minco Silver Corp. (a)	10,913	23,195
Minefinders Corp. (a) (b)	34,019	476,460
Minera Andes Acquisition Corp. (a) (b)	26,475	116,789
Miranda Technologies, Inc. (a)	11,073	139,876
Mood Media Corp. (a)	35,019	133,412
Morneau Shepell, Inc. (b)	23,662	276,367
Mullen Group, Ltd. (b)	37,181	781,306
NAL Energy Corp. (b)	65,582	522,710
Nautilus Minerals, Inc. (a) (b)	52,914	134,215
Neo Material Technologies, Inc. (a)	50,900	572,558
Nevada Copper Corp. (a)	10,550	44,212
Newalta Corp.	21,158	317,969
NGEx Resources, Inc. (a)	50,496	126,563
Norbord, Inc. (a)	12,316	141,996
Nordion, Inc. (a)	51,425	499,067
North American Energy Partners, Inc. (a) (b)	14,743	72,130
North American Palladium, Ltd. (b)	60,583	160,955
Northern Dynasty Minerals, Ltd. (a)	27,464	167,408
Northland Power, Inc. (b)	31,712	548,113
Northland Resources S.A. (a)	49,466	55,544
Novagold Resources, Inc. (a) (b)	81,700	586,467
NuVista Energy, Ltd. (a)	35,517	131,393
OceanaGold Corp. (a)	140,814	378,346
Oncolytics Biotech, Inc. (a)	27,072	114,264
Open Range Energy Corp. (a)	19,844	23,874
Oromin Explorations, Ltd. (a)	30,600	26,690
Orvana Minerals Corp. (a)	16,462	14,524
Pace Oil & Gas, Ltd. (a)	11,204	55,826
Paladin Labs, Inc. (a)	4,798	192,218
Parex Resources, Inc. (a)	36,979	260,998
Parkland Fuel Corp. (b)	21,030	282,944
Pason Systems, Inc. (b)	28,216	397,165
Patheon, Inc. (a)	9,386	21,267
Peregrine Diamonds, Ltd. (a)	15,201	9,906
Perpetual Energy, Inc.	50,316	37,833
Petaquilla Minerals, Ltd. (a)	51,667	23,310
PetroBakken Energy, Ltd. (b)	34,295	571,096
Petrobank Energy & Resources, Ltd. (a)	47,773	757,701
Petrominerales, Ltd. (b)	5,100	94,847
Phoscan Chemical Corp. (a)	51,767	17,905
PHX Energy Services Corp.	9,850	100,628
Pilot Gold, Inc. (a) (b)	11,266	20,444
Platinum Group Metals, Ltd.	32,084	46,641
Points International, Ltd. (a)	6,320	66,720
PolyMet Mining Corp. (a) (b)	25,570	29,481
Poseidon Concepts Corp. (b)	17,540	246,539
Premium Brands Holdings Corp.	8,850	155,182
Primero Mining Corp. (a)	13,201	34,410

Security Description	Shares	Value

Canada—(Continued)
Prometic Life Sciences, Inc. (a)	77,000	$8,492
Provident Energy, Ltd. (b)	115,949	1,399,595
Pulse Seismic, Inc. (a)	24,520	55,803
Pure Energy Services, Ltd.	800	6,264
QLT, Inc. (a)	25,500	178,956
Quebecor, Inc.	18,680	720,644
Queenston Mining, Inc. (a)	20,802	93,431
Questerre Energy Corp. (a)	70,069	51,281
Ram Power Corp. (a)	31,332	11,465
Redknee Solutions, Inc. (a)	16,690	19,912
Reitmans Canada, Ltd.	3,900	61,426
Reitmans Canada, Ltd. (Class A)	19,830	302,982
Resverlogix Corp. (a)	12,830	22,896
Richelieu Hardware, Ltd.	6,930	208,431
Richmont Mines, Inc. (a)	12,038	93,774
Ritchie Bros. Auctioneers, Inc. (b)	40,201	957,618
RMP Energy, Inc. (a)	53,508	120,701
Rock Energy, Inc. (a)	6,887	11,185
Rocky Mountain Dealerships, Inc.	7,299	84,153
Rogers Sugar, Inc. (b)	38,782	220,845
RONA, Inc. (a)	60,752	571,920
Rubicon Minerals Corp. (b)	49,480	162,213
Russel Metals, Inc. (b)	24,670	662,352
Sabina Gold & Silver Corp. (a)	45,006	125,888
San Gold Corp. (a)	84,387	122,674
Sandvine Corp.	67,900	106,876
Savanna Energy Services Corp.	40,539	318,638
Scorpio Mining Corp. (a)	88,421	115,241
Seabridge Gold, Inc. (a) (b)	9,584	191,497
Sears Canada, Inc.	496	6,604
Secure Energy Services, Inc. (a) (b)	32,368	255,387
SEMAFO, Inc. (a)	116,582	621,802
ShawCor, Ltd. (b)	25,440	800,858
Sherritt International Corp. (b)	139,759	762,233
Shore Gold, Inc.	82,170	23,890
Sierra Wireless, Inc. (a)	13,148	97,280
Silver Standard Resources, Inc. (a) (b)	36,910	555,805
Smart Technologies, Inc. (a)	13,245	39,704
Softchoice Corp. (a)	10,116	136,915
Sonde Resources Corp. (a)	18,161	44,426
Southern Pacific Resource Corp. (a)	179,374	294,925
SouthGobi Energy Resources, Ltd. (a)	65,809	436,769
Sprott Resource Corp. (a) (b)	37,763	151,817
Sprott Resource Lending Corp. (a)	49,651	81,138
Sprott, Inc.	31,602	196,433
St. Andrews Goldfields, Ltd. (a)	50,850	22,941
Stantec, Inc. (a) (b)	19,208	612,376
Stella-Jones, Inc. (b)	2,533	107,166
Stornoway Diamond Corp. (a)	33,687	30,058
Strateco Resources, Inc. (a)	32,150	14,504
Student Transportation, Inc. (b)	24,665	174,580
Sulliden Gold Corp, Ltd. (a)	68,700	90,916
SunOpta, Inc. (a)	31,120	171,910
Superior Plus Corp. (b)	43,805	326,742
Surge Energy, Inc. (a)	3,465	34,322
Tanzanian Royalty Exploration Corp. (b)	27,505	143,116
Taseko Mines, Ltd.	80,058	282,525
Tembec, Inc. (a)	44,367	154,792
Teranga Gold Corp. (a)	2,483	5,701

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Terra Energy Corp.	18,547	$7,438
Tethys Petroleum, Ltd. (a)	86,990	73,258
The Brick, Ltd. (a)	26,002	90,197
The Cash Store Financial Services, Inc.	3,705	21,507
The Descartes Systems Group, Inc. (a)	27,887	243,237
The North West Co., Inc. (b)	19,071	427,327
Theratechnologies, Inc. (a) (b)	14,824	30,170
Thompson Creek Metals Co., Inc. (a) (b)	76,939	521,437
Timminco, Ltd. (a)	16,700	234
Timmins Gold Corp. (a)	60,871	136,700
TMX Group, Inc.	27,621	1,240,584
Torex Gold Resources, Inc. (a)	108,274	217,102
Toromont Industries, Ltd.	28,436	659,406
Torstar Corp.	29,746	321,183
Total Energy Services, Inc.	15,598	250,988
Transcontinental, Inc. (b)	31,160	389,559
TransForce, Inc.	30,893	520,329
TransGlobe Energy Corp. (a) (b)	27,465	332,625
Transition Therapeutics, Inc.	800	1,420
Trilogy Energy Corp. (b)	3,161	83,537
Trinidad Drilling, Ltd.	59,328	385,428
TSO3, Inc. (a) (b)	17,113	23,162
Twin Butte Energy, Ltd.	82,444	204,157
UEX Corp. (a)	89,800	71,123
Uni-Select, Inc.	7,478	222,814
Ur-Energy, Inc. (a) (b)	19,846	24,274
Valener, Inc.	6,046	93,165
Vecima Networks, Inc. (a)	2,500	8,822
Veresen, inc. (b)	37,035	562,886
Vero Energy, Inc. (a) (b)	24,159	66,849
Vicwest, Inc. (b)	6,800	83,172
Virginia Mines, Inc. (a)	8,108	79,255
Wajax Corp. (b)	6,200	302,712
WaterFurnace Renewable Energy, Inc.	3,283	66,749
Wesdome Gold Mines, Ltd.	38,107	56,543
West Fraser Timber Co., Ltd. (b)	13,011	601,471
Westaim Corp. (a)	35,691	22,543
Western Forest Products, Inc. (a)	56,100	55,119
Westfire Energy, Ltd. (a)	11,354	58,623
Westport Innovations, Inc. (a) (b)	14,679	602,200
Whitecap Resources, Inc. (a) (b)	30,327	269,080
Wi-Lan, Inc.	47,424	245,809
Winpak, Ltd.	5,634	80,829
Winstar Resources, Ltd. (a)	8,078	25,025
Xtreme Coil Drilling Corp. (a)	8,600	26,987
YM Biosciences, Inc. (a)	35,392	65,997
Yukon-Nevada Gold Corp. (a)	166,537	54,263
Zargon Oil & Gas, Ltd. (b)	13,621	197,190
ZCLComposites, Inc.	11,681	39,700

		82,968,674

Denmark—1.2%
ALK-Abello A/S	3,402	254,404
Alm Brand A/S (a)	43,672	89,956
Amagerbanken A/S (c)	178,000	0
Ambu A/S	2,456	65,900
Auriga Industries	9,580	127,198
Bang & Olufsen A/S	17,941	234,624
Bavarian Nordic A/S (a)	10,676	89,871

Security Description	Shares	Value

Denmark—(Continued)
BoConcept Holding A/S	228	$4,813
Brodrene Hartmann A/S	52	1,034
D/S Norden (b)	13,959	417,718
Dalhoff, Larsen & Horneman A/S	4,113	5,053
DFDS A/S	1,358	78,913
East Asiatic Co., Ltd. A/S (b)	6,828	199,461
Genmab A/S (a)	15,267	126,505
GN Store Nord (b)	144,283	1,545,875
Greentech Energy Systems A/S (a)	1,142	3,193
Harboes Bryggeri A/S	1,454	22,418
IC Companys A/S	5,141	107,686
Jeudan A/S (b)	201	15,331
Jyske Bank A/S (a)	19,481	617,270
NeuroSearch A/S (b)	7,879	14,123
Newcap Holding A/S (a)	34,252	4,154
NKT Holding A/S (b)	10,806	493,047
Nordjyske Bank A/S	185	2,472
North Media A/S	3,568	15,324
Pandora A/S (a) (b)	10,310	119,663
Parken Sport & Entertainment A/S	1,676	24,320
PER Aarsleff A/S	816	63,454
Ringkjoebing Landbobank A/S	1,971	247,495
Rockwool International A/S	2,722	260,948
Royal UNIBREW A/S	4,468	310,851
Schouw & Co.	8,773	192,161
SimCorp A/S (b)	2,229	389,520
Sjaelso Gruppen A/S	6,130	3,806
Solar Holdings A/S	2,591	142,709
Spar Nord Bank A/S (a)	16,938	72,003
Sydbank A/S	37,878	689,513
Thrane & Thrane A/S	1,731	118,126
TK Development (a)	17,673	48,777
Topdanmark A/S (a)	6,902	1,199,880
TopoTarget A/S	49,340	27,102
Torm A/S	9,596	5,599
United International Enterprises, Ltd.	515	75,331
Vestas Wind Systems A/S (a) (b)	20,009	203,470
Vestjysk Bank A/S	3,300	14,802

		8,745,873

Finland—2.3%
Ahlstrom Oyj	9,689	194,396
Aktia Oyj	1,805	13,353
Alma Media Oyj (b)	31,317	223,123
Amer Sports Oyj	52,532	685,967
Aspo Oyj	11,042	116,343
Atria plc	4,347	33,074
BasWare Oyj	2,834	72,827
Biotie Therapies Oyj (a)	118,993	72,998
Cargotec Corp. (b)	16,489	629,405
Citycon Oyj	109,701	367,327
Comptel plc	30,187	22,946
Cramo Oyj (b)	9,503	135,769
Elektrobit Corp.	43,163	39,132
Elisa Oyj (b)	55,046	1,318,970
F-Secure Oyj (b)	47,159	125,754
Finnair Oyj	39,261	120,416
Finnlines Oyj	9,624	89,870
Fiskars Oyj	18,088	361,787

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Glaston Ojy	2,749	$2,166
HKScan Oyj	12,935	92,127
Huhtamaki Oyj	42,450	616,860
Ilkka-Yhtyma Oyj	2,976	27,113
Kemira Oyj (b)	55,199	732,085
Kesko Oyj	6,450	209,224
Konecranes Oyj (b)	22,103	580,232
Lassila & Tikanoja Oyj	15,237	224,146
Lemminkainen Oyj	4,248	109,699
M-real Oyj (b)	133,387	373,735
Neste Oil Oyj (b)	38,852	478,216
Okmetic Oyj	5,548	43,043
Olvi Oyj	7,481	174,302
Oriola-KD Oyj (b)	49,656	123,836
Orion Oyj (Series A)	17,905	354,245
Orion Oyj (Series B) (b)	42,792	845,870
Outokumpu Oyj (b)	57,732	121,021
Outotec Oyj (b)	19,857	1,006,900
PKC Group Oyj	12,102	277,872
Pohjola Bank plc (b)	71,892	795,618
Ponsse Oyj	3,208	34,482
Poyry Oyj (b)	17,565	140,494
Raisio plc (b)	69,709	228,638
Ramirent Oyj (b)	63,927	558,148
Rapala VMC Oyj	7,700	62,115
Rautaruukki Oyj (b)	36,734	385,216
Ruukki Group Oyj	95,130	114,314
Saga Furs Oyj	441	9,691
Sanoma Oyj (b)	40,718	521,041
Scanfil plc (a)	10,528	10,951
Sieve Capital plc	10,528	16,281
SRV Group plc	30	169
Stockmann Oyj Abp (b)	14,819	319,273
Stonesoft Oyj (a)	6,891	13,079
Technopolis plc	27,191	144,136
Tecnomen Oyj (a)	33,483	16,082
Teleste Oyj	772	4,323
Tietoenator Oyj (b)	34,646	650,311
Tikkurila Oyj (a) (b)	21,266	402,964
Uponor Oyj (b)	30,087	346,539
Vacon plc (b)	4,797	255,899
Vaisala Oyj	3,453	73,724
YIT Oyj (b)	46,945	1,008,643

		17,128,280

France—3.6%
ABC arbitrage	4,518	43,256
Akka Technologies S.A.	2,439	76,223
Altamir Amboise (a)	13,882	136,421
Alten, Ltd. (a)	11,122	354,016
Altran Technologies S.A. (a)	60,295	376,850
April S.A.	9,388	173,861
Archos S.A. (a) (b)	11,794	127,443
Artprice.com (a) (b)	2,648	135,162
Assystem S.A. (b)	8,352	187,763
Atari S.A. (a)	12,077	28,193
Audika S.A. (a)	2,159	37,334
Aurea S.A.	1,221	9,692
Avenir Telecom S.A.	19,084	16,547

Security Description	Shares	Value

France—(Continued)
Axway Software S.A. (a)	2,501	$60,461
Beneteau S.A. (b)	19,920	241,712
Bigben Interactive S.A. (a)	1,655	17,063
BioAlliance Pharma S.A. (a)	4,933	29,479
Boiron S.A.	3,442	116,542
Bonduelle S.C.A.	2,054	201,556
Bongrain S.A.	3,046	210,207
Bourbon S.A. (b)	20,821	620,303
Boursorama (a)	9,065	75,796
Bull S.A. (a)	46,734	180,907
Catering International Services	143	17,202
Cegedim S.A.	1,169	37,423
Cegid S.A.	3,132	68,558
CFAO S.A.	11,063	475,297
Ciments Francais S.A.	2,486	178,080
Club Mediterranee (a) (b)	18,244	387,267
Compagnie des Alpes S.A.	2,867	63,587
Derichebourg S.A. (a)	37,828	125,611
Devoteam S.A.	4,902	86,720
DNXcorp S.A.	277	6,352
Eiffage S.A. (b)	4,366	168,996
Electricite de Strasbourg S.A.	88	11,967
Entrepose Contracting	717	74,571
Esso S.A. Francaise	1,261	123,862
Etablissements Maurel et Prom	36,660	645,558
Etam Developpement S.A.	78	1,476
Euler Hermes S.A.	7,817	614,195
Euro Disney S.C.A. (a)	12,177	83,170
Eurofins Scientific S.A. (a)	3,287	358,504
Exel Industries	601	29,954
Faiveley Transport	3,910	271,313
Faurecia (a) (b)	10,932	294,682
Fimalac S.A.	3,854	150,781
Fleury Michon S.A.	141	5,585
GameLoft S.A. (a) (b)	34,568	215,000
GEA	268	25,000
GECI International (a) (b)	9,793	36,003
Gemalto NV (a) (b)	17,506	1,154,990
GFI Informatique (b)	28,204	101,893
GL Events	4,492	95,632
Groupe Crit	1,016	22,360
Groupe Flo S.A.	5,857	34,139
Groupe Partouche S.A. (a)	12,984	26,672
Groupe Steria S.C.A. (b)	15,109	343,571
Guerbet S.A.	663	63,249
Guyenne et Gascogne S.A.	1,641	177,717
Haulotte Group S.A.	4,253	48,775
Havas S.A. (b)	138,639	805,587
Hi-Media S.A. (b)	20,464	71,638
Ingenico S.A.	15,258	738,312
Inter Parfums S.A.	2,861	81,166
Ipsen S.A.	10,576	289,110
IPSOS S.A.	13,000	466,037
Jacquet Metal Service	8,913	127,729
Kaufman & Broad S.A. (b)	865	17,986
Korian S.A.	2,500	45,945
Lanson-BCC	13	832
Laurent-Perrier	1,429	153,388
LDC S.A.	10	1,119

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Lectra S.A.	6,736	$38,366
LISI	2,070	173,681
LVL Medical Groupe S.A. (a)	2,552	45,916
Maisons France Confort	1,475	46,726
Manitou BF S.A. (b)	5,576	131,554
Manutan International	64	3,030
Marseill Tunnel Prado-Carena	219	8,314
Maurel & Prom Nigeria (a)	36,660	101,195
Medica S.A. (a)	17,000	278,479
Mersen	10,346	366,677
METabolic EXplorer S.A. (a)	2,657	15,844
Metropole Television S.A.	23,522	424,792
Montupet S.A.	1,214	8,716
Mr. Bricolage	601	8,449
Naturex	2,121	149,775
Neopost S.A. (b)	14,276	918,991
Nexans S.A.	12,812	866,116
Nexity	15,498	490,399
NextRadioTV	66	1,266
NicOx S.A. (a)	41,706	180,248
Norbert Dentressangle	2,772	246,160
NRJ Groupe	13,004	114,231
Oeneo	12,015	39,255
Orpea (a)	9,723	343,724
PagesJaunes Groupe (b)	55,218	179,762
Parrot S.A. (a)	3,615	99,803
Pierre & Vacances	2,048	66,905
Plastic Omnium S.A.	8,505	246,502
Rallye S.A.	11,537	433,632
Recylex S.A. (a)	8,124	34,466
Remy Cointreau S.A.	211	21,445
Robertet S.A.	14	2,258
Rodriguez Group S.A. (a)	3,525	18,529
Rubis	12,521	731,990
S.O.I.T.E.C. (a) (b)	57,844	333,360
Sa des Ciments Vicat	4,645	308,743
Saft Groupe S.A. (a)	17,166	556,425
Samse S.A.	107	10,058
Sartorius Stedim Biotech S.A.	1,253	88,155
Seche Environnement S.A.	1,215	51,899
Sechilienne-Sidec (b)	9,898	169,298
Sequana (b)	10,227	65,241
Societe d’Edition de Canal Plus	32,095	203,307
Societe Internationale de Plantations d’Heveas S.A.	679	74,906
Somfy S.A.	154	32,872
Sopra Group S.A.	2,174	137,486
Spir Communication (a)	848	24,828
ST Dupont S.A. (a)	71,732	44,012
Stallergenes S.A.	1,408	84,344
Ste Industrielle d’Aviation Latecoere S.A.	2,980	47,265
STEF-TFE S.A.	1,854	98,233
Store Electronic System S.A. (a)	404	5,653
Sword Group SE (a)	3,417	62,415
Synergie S.A.	3,852	47,178
Technicolor S.A. (a) (b)	21,813	59,778
Teleperformance	28,703	819,810
Tessi S.A.	720	77,958
TF1 Group	54,478	667,249
Theolia S.A. (a) (b)	61,667	86,450

Security Description	Shares	Value

France—(Continued)
Thermador Groupe S.A.	31	$5,373
Total Gabon (a)	299	144,370
Touax S.A.	1,540	51,690
Toupargel Groupe S.A.	211	2,556
Transgene S.A. (a) (b)	9,153	128,806
Trigano S.A.	4,784	82,355
Ubisoft Entertainment S.A. (a)	58,021	428,875
Union Financiere de France BQE S.A.	2,306	67,057
Viel et Compagnie	3,978	13,363
Vilmorin & Cie (b)	2,448	264,628
Virbac S.A.	1,876	298,256
Vivalis S.A. (a)	5,606	52,644
VM Materiaux S.A.	235	8,381
Vranken-Pommery Monopole Group	1,317	46,023
Zodiac S.A.	13,382	1,392,893

		26,862,737

Germany—4.4%
Aareal Bank AG	23,708	479,518
ADVA AG Optical Networking (a)	19,160	137,196
Advanced Inflight Alliance AG	318	1,739
Air Berlin plc (a) (b)	19,205	60,692
Aixtron SE (b)	25,459	441,833
Allgeier Holding AG	1,631	27,416
Amadeus Fire AG	1,434	66,367
Asian Bamboo AG (b)	2,909	45,051
Augusta Technologie AG	3,978	94,174
Aurubis AG	16,884	891,712
Baader Bank AG	2,098	5,990
Balda AG (b)	19,165	159,377
Bauer AG (b)	5,495	169,014
BayWa AG	5,997	228,123
Bechtle AG	7,595	338,717
Bertrandt AG (b)	2,237	168,662
Bijou Brigitte AG	376	37,262
Bilfinger Berger AG	3,249	305,553
Biotest AG	1,525	95,521
Borussia Dortmund GmbH & Co. KGaA (a)	34,018	114,327
CANCOM AG	3,045	45,941
Carl Zeiss Meditec AG	16,046	389,734
CAT Oil AG	6,690	55,773
Celesio AG (b)	39,918	722,418
CENIT AG	2,149	18,105
Centrosolar Group AG (a)	5,918	7,430
CENTROTEC Sustainable AG (a)	2,445	42,698
Centrotherm Photovoltaics AG (a)	4,878	64,106
Cewe Color Holding AG	2,667	111,893
Colonia Real Estate AG	4,405	19,672
Comdirect Bank AG	15,966	184,685
Compugroup Holding AG	6,560	92,773
Conergy AG (a) (b)	19,757	12,678
Constantin Medien AG (a)	18,229	42,302
CropEnergies AG (a)	9,354	63,077
CTS Eventim AG	9,430	325,736
Curanum AG	16,635	46,087
DAB Bank AG	8,986	47,565
Delticom AG	1,337	142,423
Deutsche Beteiligungs AG (b)	2,815	63,919
Deutsche Wohnen AG	37,180	549,631

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Deutz AG (a)	35,436	$236,286
Dialog Semiconductor plc (a) (b)	17,047	416,914
Douglas Holding AG (b)	14,452	643,839
Dr. Hoenle AG	1,026	15,209
Draegerwerk AG & Co. KGaA	144	13,731
Drillisch AG	22,214	266,978
Duerr AG	4,098	261,064
Eckert & Ziegler AG	1,517	49,730
Elmos Semiconductor AG	5,425	62,215
ElringKlinger AG (b)	14,732	421,844
Euromicron AG	2,984	88,481
Evotec AG (a)	59,728	225,679
First Sensor AG	2,515	33,374
Freenet AG (b)	50,968	824,804
Fuchs Petrolub AG	3,762	198,412
GAGFAH S.A. (b)	36,892	312,307
Gerresheimer AG	14,057	615,339
Gerry Weber International AG	8,828	338,870
Gesco AG	1,349	117,663
GFK SE	7,350	391,672
GFT Technologies AG	3,908	16,117
Gigaset AG (b)	25,477	91,913
Gildemeister AG	28,072	549,794
Grammer AG	7,267	169,707
Grenkeleasing AG	2,371	143,212
H&R WASAG AG	7,029	140,667
Hamburger Hafen und Logistik AG (b)	6,901	232,572
Hawesko Holding AG	1,258	61,964
Heidelberger Druckmaschinen AG (b)	94,257	188,941
Highlight Communications AG	7,180	37,247
Homag Group AG	1,958	29,532
Indus Holding AG	10,084	311,312
Init Innovation In Traffic Systems AG	1,868	45,841
Interseroh SE	906	64,042
Intershop Communications AG (a)	7,747	30,515
Isra Vision AG	1,562	39,177
IVG Immobilen AG	46,968	150,633
Jenoptik AG (a)	23,465	175,472
Joyou AG (a)	318	4,075
Kloeckner & Co. SE	53,834	780,151
Koenig & Bauer AG	5,564	98,287
Kontron AG	29,362	245,069
Krones AG (b)	6,921	347,247
KSB AG	90	56,657
KUKA AG	12,543	269,421
KWS Saat AG	1,046	235,887
Leifheit AG	460	15,156
Leoni AG	12,899	670,841
Loewe AG	2,442	17,246
LPKF Laser & Electronics AG	3,373	52,483
Manz Automation AG (a)	896	33,503
MasterFlex AG	280	2,021
Medigene AG (a)	13,692	27,081
Mensch und Maschine Software SE	298	1,992
MLP AG	24,476	217,386
Mobotix AG	1,634	54,803
Mologen AG (a)	504	6,247
Morphosys AG (a)	10,344	265,358
MTU Aero Engines Holding AG (a)	23,767	1,915,493
Muehlbauer Holding AG & Co. KGaA	828	27,614

Security Description	Shares	Value

Germany—(Continued)
MVV Energie AG	4,531	$146,847
Nemetschek AG	1,964	81,360
Nexus AG (a)	604	6,813
Nordex AG (b)	25,596	154,772
OHB Technology AG	1,713	30,752
Patrizia Immobilien AG (a)	12,044	80,187
Pfeiffer Vacuum Technology AG	3,914	443,432
Pfleiderer AG (a)	22,588	7,000
Phoenix Solar AG	1,661	3,073
PNE Wind AG	24,816	56,266
Praktiker Bau- und Heimwerkermaerkte AG (b)	21,197	51,978
Progress-Werk Oberkirch AG	386	21,623
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	4,071	91,530
PVA TePla AG	3,256	16,411
Q-Cells AG (a) (b)	41,015	11,596
QSC AG (a)	47,186	136,302
R Stahl AG	984	34,718
Rational AG	1,474	344,827
Rheinmetall AG	17,320	1,026,404
Rhoen Klinikum AG (a) (b)	51,909	1,042,469
Ruecker AG	252	4,168
SAF-Holland S.A.	20,810	175,789
SAG Solarstrom AG (a)	2,077	6,044
Schaltbau Holding AG	564	61,959
SGL Carbon AG (a) (b)	28,680	1,314,233
Singulus Technologies AG (a)	24,807	88,938
Sixt AG	8,292	178,583
SKW Stahl-Metallurgie Holding AG	3,298	68,203
Sky Deutschland AG (a) (b)	122,235	338,648
SMA Solar Technology AG	1,019	46,250
SMT Scharf AG	1,361	43,848
Solar-Fabrik AG (a)	785	2,294
Solarworld AG (b)	36,593	115,614
Solon SE (a)	2,301	354
Stada Arzneimittel AG	27,555	904,704
STRATEC Biomedical AG	3,381	139,880
Stroer Out-of-Home Media AG (a)	8,337	140,764
Sunways AG (a)	4,218	10,616
Suss Microtec AG (a)	10,256	147,266
Symrise AG (b)	41,865	1,211,039
TAG Immobilien AG (b)	47,054	438,631
Takkt AG	8,714	134,870
Telegate AG	1,805	14,433
Tipp24 SE	1,918	100,337
Tom Tailor Holding AG (a)	5,919	105,465
Tomorrow Focus AG (a)	4,498	25,197
TUI AG (b)	71,950	536,193
Verbio AG (a)	9,272	44,086
Vossloh AG	4,207	415,493
VTG AG	6,281	122,859
Wacker Construction Equipment AG	13,700	244,101
Washtec AG (a)	2,969	37,025
Wincor Nixdorf AG	16,507	812,491
Wirecard AG	25,463	484,887
XING AG (a)	1,747	128,142
Zhongde Waste Technology AG	349	1,480
zooplus AG (a)	635	35,222

		32,742,443

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—0.8%
Aegean Airlines S.A.	598	$1,124
Agricultural Bank of Greece S.A. (a)	3,777	1,114
Alpha Bank A.E. (a)	113,022	147,652
Anek Lines S.A.	48,385	6,392
Attica Bank S.A. (a)	23,850	7,138
Bank of Cyprus plc (a)	596,049	366,777
Bank of Greece	11,668	218,253
Corinth Pipeworks S.A. (a)	21,939	20,203
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	51,248	15,842
EFG Eurobank Ergasias S.A. (a)	149,872	123,127
Ellaktor S.A.	80,800	128,640
Elval-Hellenic Aluminium Industry S.A. (a)	5,382	8,617
Folli Follie Group	18,502	192,891
Forthnet S.A. (a)	56,130	7,905
Fourlis Holdings S.A.	22,201	40,619
Frigoglass S.A.	16,556	108,626
GEK Terna S.A.	27,694	35,838
Geniki Bank (a)	2,439	750
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	43,091	171,343
Hellenic Petroleum S.A.	50,348	389,670
Hellenic Telecommunications Organization S.A.	74,186	315,797
Iaso S.A.	9,418	7,468
Intracom Holdings S.A. (a)	38,557	10,169
Intralot S.A.	55,558	52,936
J&P-Avax S.A.	1,011	1,316
JUMBO S.A.	54,864	268,318
Lambrakis Press S.A.	7,345	1,764
Lamda Development S.A. (a)	205	681
Marfin Investment Group S.A.	382,614	146,919
Marfin Popular Bank plc	374,483	117,801
Metka S.A.	12,895	123,862
Michaniki S.A.	26,207	5,460
Motor Oil Hellas Corinth Refineries S.A.	36,803	299,557
Mytilineos Holdings S.A.	58,222	210,544
National Bank of Greece S.A. (a)	246,419	634,393
OPAP S.A.	2,476	24,016
Piraeus Bank S.A.	538,280	210,667
Piraeus Port Authority S.A.	4,338	61,022
Proton Bank S.A.	14,856	3,665
Public Power Corp. S.A.	59,233	265,288
S&B Industrial Minerals S.A.	11,161	71,911
Sarantis S.A.	14,104	35,776
Sidenor Steel Products Manufacturing Co. S.A.	10,515	16,316
Teletypos S.A.	3,647	1,459
Terna Energy S.A.	21,417	48,675
The Athens Water Supply & Sewage Co. S.A.	19,714	110,056
Thessaloniki Water Supply & Sewage Co., S.A.	4,072	22,602
Titan Cement Co. S.A.	34,499	637,362
TT Hellenic Postbank S.A.	71,180	39,967
Viohalco HCA Industry S.A.	62,493	266,712

		6,005,000

Hong Kong—2.0%
ABC Communications Holdings, Ltd. (a)	14,000	539
Alco Holdings, Ltd.	136,000	47,110
Allan International Holdings, Ltd.	70,000	18,926
Allied Group, Ltd.	22,000	53,824

Security Description	Shares	Value

Hong Kong—(Continued)
Allied Properties HK, Ltd.	1,774,024	$233,031
Apac Resources, Ltd. (a)	2,300,000	103,580
Apollo Solar Energy Technology Holdings, Ltd. (a)	1,202,000	30,989
APT Satellite Holdings, Ltd. (a)	111,000	31,728
Artel Solutions Group Holdings, Ltd. (a)	970,000	13,801
Artini China Co., Ltd. (a)	171,000	4,403
Arts Optical International Holdings	16,000	5,563
Asia Financial Holdings, Ltd.	300,000	108,170
Asia Satellite Telecommunications Holdings, Ltd. (c)	66,000	161,482
Asia Standard International Group	240,000	39,403
Associated International Hotels, Inc. (a)	14,000	29,206
Aupu Group Holding Co., Ltd.	246,000	22,173
Automated Systems Holdings, Ltd. (a)	32,000	4,430
Bauhaus International Holdings, Ltd.	60,000	16,221
Bel Global Resources Holdings (a) (c)	520,000	9,509
Bio-Dynamic Group, Ltd. (a)	190,000	17,083
Birmingham International Holdings, Ltd. (a) (c)	1,110,000	21,727
Bonjour Holdings, Ltd.	362,000	54,123
Bossini International Holdings, Ltd.	438,000	29,318
Burwill Holdings, Ltd. (a)	1,294,000	22,815
C Y Foundation Group, Ltd. (a) (c)	1,040,000	0
Cafe de Coral Holdings, Ltd. (b)	126,000	349,594
Capital Estate, Ltd. (a)	373,000	12,006
CCT Telecom Holdings, Ltd.	26,000	2,139
Century City International Holdings, Ltd.	616,000	44,410
Century Sunshine Group Holdings, Ltd.	265,000	8,424
Champion Technology Holdings, Ltd.	2,394,274	32,974
Chen Hsong Holdings, Ltd.	110,000	36,112
Cheuk Nang Holdings, Ltd.	70,822	29,858
Chevalier International Holdings, Ltd.	56,000	60,063
China Billion Resources, Ltd. (a) (c)	476,000	0
China Boon Holdings, Ltd. (a)	420,000	4,981
China Daye Non-Ferrous Metals Mining, Ltd. (a)	1,514,000	83,919
China Digital Licensing Group, Ltd. (a)	440,000	13,403
China Electronics Corp. Holdings Co., Ltd.	352,000	29,967
China Energy Development Holdings, Ltd. (a)	2,272,000	29,833
China Environmental Investment Holdings, Ltd. (a)	675,000	18,269
China Financial Services Holdings, Ltd. (a)	182,000	11,250
China Flavors & Fragrances Co., Ltd.	65,110	13,776
China Gamma Group, Ltd. (a)	325,000	6,324
China Infrastructure Investment, Ltd. (a)	626,000	19,336
China Mandarin Holdings, Ltd. (a)	251,200	2,397
China Metal International Holdings, Inc.	300,000	52,262
China Nuclear Industry 23 International Corp., Ltd. (a)	106,000	30,415
China Ocean Shipbuilding Industry Group, Ltd. (a)	402,000	4,602
China Oriental Culture Group, Ltd. (a)	220,000	9,900
China Pipe Group, Ltd. (a)	1,620,000	6,034
China Public Procurement, Ltd. (a) (c)	644,000	0
China Renji Medical Group, Ltd. (a) (c)	2,356,000	0
China Resources & Transportation Group, Ltd. (a) (b)	3,700,000	121,459
China Solar Energy Holdings, Ltd. (a)	1,620,000	8,760
China Strategic Holdings, Ltd. (a)	770,000	16,168
China Ting Group Holdings, Ltd.	318,550	21,258

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
China WindPower Group, Ltd. (a)	1,800,000	$79,923
China-Hongkong Photo Products Holdings, Ltd.	284,000	19,455
Chinney Investment, Ltd.	8,000	1,004
Chong Hing Bank, Ltd.	63,000	111,815
Chu Kong Shipping Development Co., Ltd.	252,000	40,671
Chuang’s China Investments, Ltd. (a)	341,000	18,439
Chuang’s Consortium International, Ltd.	446,357	45,969
Citic 1616 Holdings, Ltd. (b)	460,000	91,189
City Telecom HK, Ltd.	122,000	79,288
CK Life Sciences International Holdings, Inc. (a)	1,478,000	83,720
CNT Group, Ltd. (a)	246,000	12,037
Continental Holdings, Ltd.	780,000	10,579
Cosmos Machinery (a)	126,000	8,554
CP Lotus Corp. (a)	1,750,000	59,744
Cross-Harbour Holdings, Ltd.	86,000	70,171
CSI Properties, Ltd.	1,584,023	59,100
CST Mining Group, Ltd. (a)	8,984,000	119,100
Culture Landmark Investment, Ltd. (a)	1,728,000	18,692
Culturecom Holdings, Ltd. (a)	200,000	23,209
Dah Sing Banking Group, Ltd.	83,200	82,091
Dah Sing Financial Holdings, Ltd.	41,200	142,904
Dan Form Holdings Co., Ltd. (a)	568,000	74,583
Dejin Resources Group Co., Ltd.	1,972,000	15,965
Dickson Concepts International, Ltd.	112,000	62,001
Dingyi Group Investment, Ltd.	455,000	10,685
DVN Holdings, Ltd.	240,000	8,362
Eagle Nice International Holdings, Ltd. (c)	120,000	26,733
EcoGreen Fine Chemicals Group, Ltd.	90,000	19,107
Emperor Entertainment Hotel, Ltd.	275,000	50,331
Emperor International Holdings, Ltd.	691,250	121,003
Emperor Watch & Jewellery, Ltd. (b)	1,030,000	163,016
ENM Holdings, Ltd. (a)	556,000	40,787
EPI Holdings, Ltd. (a)	522,000	11,090
eSun Holdings, Ltd.	332,000	47,180
EVA Precision Industrial Holdings, Ltd.	448,000	83,045
Fairwood, Ltd.	24,000	38,871
Far East Consortium	600,503	107,047
Fountain Set Holdings, Ltd.	338,000	41,304
Frasers Property China, Ltd. (a)	114,000	2,791
Fujikon Industrial Holdings, Ltd.	64,000	8,901
G-Resources Group, Ltd. (a)	6,270,000	383,402
Genting Hong Kong, Ltd. (a)	101,229	38,705
Get Nice Holdings, Ltd.	1,546,000	66,928
Giordano International, Ltd.	798,000	614,339
Glorious Sun Enterprises, Ltd.	262,000	89,236
Gold Peak Industries Holding, Ltd.	277,714	28,553
Golden Resources Development International, Ltd.	370,000	18,314
Goldin Financial Holdings, Ltd. (a)	200,000	19,831
Goldin Properties Holdings, Ltd.	286,000	110,488
Good Fellow Resources Holdings, Ltd. (a)	190,000	6,728
Greenheart Group, Ltd.	126,000	10,605
Guangnan Holdings	264,000	38,062
Haitong International Securities Group, Ltd.	125,577	42,827
Hans Energy Co., Ltd. (a)	402,000	6,497
Harbour Centre Development, Ltd.	86,000	102,425
HKR International, Ltd.	348,800	132,632
Hon Kwok Land Investment Co., Ltd.	140,000	48,496
Hong Kong Ferry Holdings	10,000	8,230

Security Description	Shares	Value

Hong Kong—(Continued)
Hongkong Chinese, Ltd. (a)	920,000	$150,342
Hsin Chong Construction Group, Ltd.	140,000	21,257
Huafeng Group Holdings, Ltd.	460,000	13,108
Hung Hing Printing Group, Ltd.	252,000	50,833
Hutchison Harbour Ring, Ltd.	980,000	84,289
Hybrid Kinetic Group, Ltd. (a)	2,074,000	37,920
IDT International, Ltd. (a)	406,000	7,184
Imagi International Holdings, Ltd. (a)	2,139,000	46,257
iOne Holdings, Ltd.	820,000	5,595
IPE Group, Ltd.	170,000	14,887
IRC, Ltd. (a)	314,000	47,137
IT, Ltd.	250,000	146,413
ITC Properties Group, Ltd. (a)	81,000	23,324
Jinchuan Group International Resources Co., Ltd. (a) (b)	461,000	88,414
Jinhui Holdings, Ltd.	110,000	20,110
Jiuzhou Development Co., Ltd.	218,000	18,772
JLF Investment Co., Ltd.	360,000	23,766
K Wah International Holdings, Ltd.	765,983	280,041
Kam Hing International Holdings, Ltd.	196,000	17,956
Kantone Holdings, Ltd.	930,000	7,834
Karl Thomson Holdings, Ltd. (a)	94,000	3,692
Keck Seng Investments, Ltd.	94,000	39,334
Kin Yat Holdings, Ltd.	14,000	2,163
King Stone Energy Group, Ltd. (a)	540,000	49,872
Kingmaker Footwear Holdings, Ltd.	102,000	16,386
Kingston Financial Group, Ltd.	1,639,000	166,918
Kith Holdings, Ltd.	42,000	5,992
Kiu Hung Energy Holdings, Ltd.	960,000	6,791
Ko Yo Ecological Agrotech Group, Ltd.	2,680,000	44,762
Kowloon Development Co., Ltd.	133,000	133,722
KTP Holdings, Ltd. (a)	44,000	4,108
Lai Sun Development Co., Ltd. (a)	6,465,666	104,387
Lai Sun Garment International, Ltd. (a)	430,000	35,887
LAM Soon Hong Kong, Ltd.	15,000	8,721
Lee & Man Handbags Holding, Ltd. (a)	190,000	21,520
Lee & Man Holding, Ltd.	190,000	142,538
Lerado Group Holdings Co.	202,000	20,999
Lippo China Resources, Ltd.	2,106,000	52,078
Lippo, Ltd.	122,000	44,935
Lisi Group Holdings, Ltd. (a)	400,000	18,203
Liu Chong Hing Investment, Ltd.	80,000	82,430
Longrun Tea Group Co., Ltd. (a)	260,000	11,740
Luen Thai Holdings, Ltd.	156,000	13,253
Luks Group Vietnam Holdings Co., Ltd.	68,000	15,443
Lung Cheong International Holdings, Ltd. (a)	551,254	19,609
Lung Kee Bermuda Holdings, Ltd.	74,000	36,635
Magnificent Estates, Ltd.	868,000	36,237
Man Yue International Holdings, Ltd.	88,000	19,364
Mascotte Holdings, Ltd. (a)	1,748,000	7,652
Matrix Holdings, Ltd.	36,000	8,066
Mei Ah Entertainment Group, Ltd.	800,000	12,770
Melco International Development, Ltd. (a)	458,000	438,462
Midland Holdings, Ltd. (b)	306,000	161,194
Ming Fai International Holdings, Ltd.	145,000	16,795
Ming Fung Jewellery Group, Ltd.	1,130,000	69,921
Miramar Hotel & Investment Co., Ltd.	4,000	4,315
Modern Beauty Salon Holdings, Ltd.	56,000	8,002
Mongolia Energy Corp., Ltd. (a)	1,688,000	143,377

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Nan Nan Resources Enterprise, Ltd. (a)	142,000	$18,286
Natural Beauty Bio-Technology, Ltd.	240,000	43,594
Neo-Neon Holdings, Ltd.	159,500	29,693
Net2Gather China Holdings, Ltd.	1,024,000	13,946
New Century Group Hong Kong, Ltd.	912,000	18,350
New Focus Auto Tech Holdings, Ltd. (a)	12,000	2,941
New Smart Energy Group, Ltd. (a)	1,700,000	14,247
New Times Energy Corp., Ltd. (a)	204,200	25,615
Neway Group Holdings, Ltd.	2,410,000	7,447
Newocean Energy Holdings, Ltd.	320,000	67,949
Next Media, Ltd.	318,000	24,529
Ngai LIK Industrial Holdings, Ltd. (a)	209,800	12,448
Norstar Founders Group, Ltd. (c)	120,000	0
North Asia Resources Holdings, Ltd. (a)	335,000	15,437
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	555,882	21,184
Oriental Watch Holdings (b)	187,600	79,882
Pacific Andes International Holdings, Ltd. (a) (b)	995,323	74,486
Pacific Basin Shipping, Ltd. (b)	918,000	494,058
Pacific Century Premium Development, Ltd.	420,000	98,983
Pacific Textile Holdings, Ltd.	260,000	173,770
Paliburg Holdings, Ltd.	362,000	105,792
Pan Asia Environmental Protection Group, Ltd.	194,000	17,472
Pearl Oriental Innovation, Ltd. (a)	636,000	54,179
Pico Far East Holdings, Ltd.	284,000	64,014
Playmates Holdings, Ltd.	36,000	13,940
PME Group, Ltd. (a)	770,000	14,939
PNG Resources Holdings, Ltd. (a)	1,520,000	18,942
Polytec Asset Holdings, Ltd.	565,000	61,816
Public Financial Holdings, Ltd.	166,000	67,308
PYI Corp., Ltd.	1,302,366	35,113
Regal Hotels International Holdings, Ltd.	454,000	156,628
Richfield Group Holdings, Ltd.	424,000	20,851
Rising Development Holdings (a)	272,000	35,026
Rivera Holdings, Ltd.	20,000	546
Samling Global, Ltd.	1,240,000	120,084
Samson Paper Holdings, Ltd.	72,000	4,177
Sandmartin International Holdings, Ltd.	84,000	20,478
SEA Holdings, Ltd.	94,000	43,493
Shenyin Wanguo HK, Ltd.	95,000	27,631
Shenzhen High-Tech Holdings, Ltd. (a)	120,000	8,798
Shougang Concord Grand Group (a)	206,000	7,790
Shougang Concord Technology Holdings, Ltd. (a)	634,000	31,022
Shun Tak Holdings, Ltd.	753,500	303,181
Sing Tao News Corp., Ltd.	276,000	40,281
Singamas Container Holdings, Ltd.	638,000	189,655
Sino Dragon New Energy Holdings, Ltd. (a)	416,000	21,424
Sino-Tech International Holdings, Ltd. (c)	2,500,000	22,535
Sinocop Resources Holdings, Ltd. (a)	390,000	42,689
Sinopoly Battery, Ltd. (a)	960,000	41,394
SIS International Holdings	16,000	6,655
SOCAM Development, Ltd.	131,876	141,133
Solomon Systech International, Ltd.	656,000	17,460
Soundwill Holdings, Ltd.	2,000	2,827
South China China, Ltd.	496,000	30,978
Stelux Holdings International, Ltd.	165,000	41,630
Success Universe Group, Ltd.	240,000	6,924
Suga International Holdings, Ltd.	26,000	6,494
Sun Hing Vision Group Holdings, Ltd.	42,000	14,549

Security Description	Shares	Value

Hong Kong—(Continued)
Sun Hung Kai & Co., Ltd.	379,601	$208,871
Sun Innovation Holdings, Ltd.	1,950,000	45,776
Sunwah Kingsway Capital Holdings, Ltd.	894,000	14,491
Superb Summit International Timber Co., Ltd. (a) (c)	1,555,000	27,634
Sustainable Forest Holdings, Ltd. (a)	2,220,000	44,009
Symphony Holdings, Ltd.	204,000	10,574
Tai Cheung Holdings, Ltd. (b)	250,000	163,209
Talent Property Group, Ltd. (a)	420,000	14,069
Tan Chong International, Ltd.	63,000	15,982
Taung Gold International, Ltd. (a) (b)	700,000	16,041
The United Laboratories International Holdings, Ltd. (b)	180,000	89,519
Theme International Holdings, Ltd.	400,000	13,601
Titan Petrochemicals Group, Ltd. (c)	1,000,000	36,057
Tom Group, Ltd. (a)	628,000	48,500
Tongda Group Holdings, Ltd.	1,350,000	54,735
Top Form International, Ltd.	126,000	5,530
Town Health International Investments, Ltd.	176,000	20,178
Tradelink Electronic Commerce, Ltd.	344,000	52,441
Transport International Holdings, Ltd.	106,000	225,982
TSC Offshore Group, Ltd. (a)	133,000	21,468
Tse Sui Luen Jewellery International, Ltd.	40,000	31,672
Tysan Holdings, Ltd.	104,000	19,620
Universal Technologies Holdings, Ltd.	350,000	19,768
Up Energy Development Group, Ltd. (a)	46,000	6,386
Upbest Group, Ltd.	8,000	634
Value Convergence Holdings, Ltd. (a)	80,000	12,252
Value Partners Group, Ltd. (b)	334,000	200,875
Vantage International Holdings, Ltd. (a)	264,000	16,877
Varitronix International, Ltd.	164,000	81,896
Vedan International Holdings, Ltd.	296,000	19,820
Veeko International Holdings, Ltd.	460,000	12,995
Victory City International Holdings	397,139	38,852
Vision Values Holdings, Ltd.	80,000	3,091
Vitasoy International Holdings, Ltd.	380,000	294,275
VST Holdings, Ltd.	364,000	88,077
Wah Nam International Holdings, Ltd. (a) (b)	2,336,770	162,343
Wai Kee Holdings, Ltd. (a)	54,000	9,874
Wang On Group, Ltd.	1,780,000	18,085
Water Oasis Group, Ltd.	164,000	23,225
Win Hanverky Holdings, Ltd.	194,000	18,493
Wing On Co. International, Ltd.	46,000	97,729
Wing Tai Properties, Ltd.	280,000	106,353
Winteam Pharmaceutical Group, Ltd.	398,000	61,539
WO KEE Hong Holdings, Ltd. (a)	87,500	2,962
Xingye Copper International Group, Ltd.	114,000	17,016
Yeebo International Holdings	158,000	26,043
YGM Trading, Ltd.	32,000	103,614
Yugang International, Ltd.	1,466,000	8,140

		14,897,379

Ireland—1.0%
Aer Lingus Group plc (a)	42,387	53,120
Allied Irish Banks plc	210,284	25,002
C&C Group plc	204,054	1,047,413
DCC plc	50,148	1,241,951
FBD Holdings plc	13,939	169,146
Glanbia plc	56,167	416,416

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Ireland—(Continued)
Grafton Group plc	110,585	$460,247
IFG Group plc	42,623	83,014
Independent News & Media plc (a)	24,691	7,073
Irish Continental Group plc	5,874	123,794
Kenmare Resources plc (a)	140,572	112,838
Kingspan Group plc (a)	63,452	660,804
Paddy Power plc	27,063	1,705,200
Smurfit Kappa Group plc	80,404	734,025
United Drug plc	99,373	280,963

		7,121,006

Israel—0.8%
Africa Israel Investments, Ltd.	28,819	116,077
Africa Israel Properties, Ltd.	5,488	55,577
Africa Israel Residences, Ltd.	880	9,663
Airport City, Ltd. (a)	13,787	61,133
AL-ROV Israel, Ltd.	2,000	48,836
Albaad Massuot Yitzhak, Ltd.	23	237
Alon Holdings Blue Square, Ltd.	5,473	21,128
Alrov Properties & Lodgings, Ltd.	548	9,706
Alvarion, Ltd. (a)	27,218	25,192
Amot Investments, Ltd.	14,218	37,134
AudioCodes, Ltd. (a)	17,523	47,268
Avgol Industries 1953, Ltd.	45,163	37,764
Azorim-Investment Development & Construction Co., Ltd.	4,438	4,386
Babylon, Ltd.	11,285	51,820
Bayside Land Corp.	286	56,896
Biocell, Ltd. (a)	2,190	15,055
BioLine RX, Ltd. (a)	25,645	7,455
Blue Square Real Estate, Ltd.	374	7,839
Ceragon Networks, Ltd. (a)	12,725	119,117
Clal Biotechnology Industries, Ltd. (a)	14,804	58,636
Clal Industries and Investments, Ltd.	28,708	106,434
Clal Insurance Enterprise Holdings, Ltd.	9,499	141,208
Compugen, Ltd. (USD) (a)	8,119	48,633
Delek Automotive Systems, Ltd.	11,864	96,218
Delta-Galil Industries, Ltd.	2,236	16,607
Direct Insurance Financial Investments, Ltd.	2,601	5,214
DS Apex Holdings, Ltd.	5,193	24,338
El Al Israel Airlines	83,273	10,696
Elbit Imaging, Ltd.	4,496	11,678
Electra Real Estate, Ltd.	1,409	3,496
Electra, Ltd.	834	73,914
Elron Electronic Industries	7,585	35,140
Equital, Ltd. (a)	550	5,196
Evogene, Ltd. (a)	10,686	47,866
EZchip Semiconductor, Ltd. (a)	7,876	341,988
First International Bank of Israel, Ltd.	9,359	101,707
FMS Enterprises Migun, Ltd.	910	15,593
Formula Systems 1985, Ltd.	4,463	75,462
Frutarom Industries, Ltd.	16,158	157,113
Gilat Satellite Networks, Ltd. (a)	12,836	51,813
Given Imaging, Ltd. (a)	5,893	110,829
Golf & Co., Ltd.	6,101	23,077
Granite Hacarmel Investments, Ltd.	15,628	22,439
Hadera Paper, Ltd.	873	34,921
Harel Insurance Investments & Financial Services, Ltd.	4,868	168,393

Security Description	Shares	Value

Israel—(Continued)
Hot Telecommunication System, Ltd.	7,243	$81,061
Industrial Buildings Corp.	26,584	41,050
Israel Discount Bank, Ltd. (a)	199,065	265,731
Ituran Location & Control, Ltd.	6,965	93,835
Jerusalem Oil Exploration (a)	4,652	87,126
Kamada, Ltd. (a)	8,378	48,537
Kardan Vehicle, Ltd.	122	762
Kardan Yazamut (a)	9,018	1,522
Kerur Holdings, Ltd.	931	10,083
Maabarot Products, Ltd.	4,183	37,585
Magic Software Enterprises, Ltd. (a)	6,830	44,128
Matrix IT, Ltd.	17,381	84,735
Melisron, Ltd. (a)	4,484	79,531
Mellanox Technologies, Ltd. (a)	10,054	417,592
Menorah Mivtachim Holdings, Ltd.	12,198	94,741
Migdal Insurance & Financial Holding, Ltd.	88,439	136,892
Naphtha Israel Petroleum Corp., Ltd. (a)	12,848	49,530
Neto ME Holdings, Ltd. (a)	1,150	44,394
NICE Systems, Ltd. (a)	58	2,280
Nitsba Holdings 1995, Ltd.	11,855	100,723
Nova Measuring Instruments, Ltd. (a)	7,298	64,376
Oil Refineries, Ltd.	367,242	214,198
Ormat Industries, Ltd.	27,534	143,156
Osem Investments, Ltd.	13,851	214,127
Paz Oil Co., Ltd.	2,004	272,446
Plasson	1,316	34,730
RADVision, Ltd. (a)	2,383	28,016
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,823	63,199
Retalix, Ltd.	8,987	164,694
Scailex Corp., Ltd.	2,628	11,046
Shikun & Binui, Ltd.	74,644	130,340
Shufersal, Ltd.	34,594	126,297
Space Communication, Ltd. (a)	2,746	47,958
Strauss Group, Ltd.	12,514	153,576
Suny Electronics, Ltd.	3,311	8,078
The Israel Land Development Co., Ltd.	3,950	29,317
The Phoenix Holdings, Ltd.	26,343	63,600
Tower Semiconductor, Ltd. (a)	115,791	100,422
Union Bank of Israel, Ltd.	11,952	43,281

		6,155,587

Italy—2.7%
ACEA S.p.A.	28,998	184,448
AcegasAps S.p.A.	8,490	37,006
Acotel Group S.p.A.	81	3,385
Aedes S.p.A. (a)	164,113	28,246
Alerion Cleanpower S.p.A.	10,865	58,522
Amplifon S.p.A.	45,563	235,428
Ansaldo STS S.p.A. (a)	36,919	366,148
Arnoldo Mondadori Editore S.p.A.	49,395	85,663
Ascopiave S.p.A.	13,754	20,824
Astaldi S.p.A.	32,469	258,856
Autogrill S.p.A.	54,430	574,294
Azimut Holding S.p.A.	49,548	537,776
Banca Carige S.p.A. (b)	206,852	271,561
Banca Finnat Euramerica S.p.A.	50,851	18,326
Banca Generali S.p.A.	20,173	270,287
Banca IFIS S.p.A.	6,177	37,876

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Banca Popolare dell’Emilia Romagna Scrl	147,630	$1,066,242
Banca Popolare dell’Etruria e del Lazio (a)	26,807	44,479
Banca Popolare di Milano Scarl	1,773,934	986,093
Banca Popolare di Sondrio	140,986	1,033,782
Banca Profilo S.p.A.	103,313	41,368
Banco di Desio e della Brianza S.p.A.	20,306	79,651
Banco Popolare S.C. (b)	749,045	1,418,715
BasicNet S.p.A.	7,860	22,740
Biesse S.p.A.	6,021	28,864
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	15,877
Brembo S.p.A.	17,718	203,227
Brioschi Sviluppo Immobiliare S.p.A. (a)	34,077	4,269
Buongiorno S.p.A. (a) (b)	42,270	78,466
Buzzi Unicem S.p.A.	39,838	467,663
Cairo Communication S.p.A.	7,600	35,685
Caltagirone Editore S.p.A.	6,273	8,610
Carraro S.p.A.	5,504	15,683
Cementir Holding S.p.A.	28,156	64,626
CIR-Compagnie Industriali Riunite S.p.A. (b)	236,036	334,410
Credito Artigiano S.p.A.	24,200	38,550
Credito Bergamasco S.p.A.	1,543	38,550
Credito Emiliano S.p.A.	44,882	212,371
d’Amico International Shipping S.A.	827	553
Danieli & C Officine Meccaniche S.p.A. (b)	5,606	153,769
Datalogic S.p.A.	8,115	76,022
De’Longhi S.p.A.	13,724	169,580
DeA Capital S.p.A. (a)	18,071	32,954
DeLclima S.p.A. (a)	13,724	10,787
DiaSorin S.p.A. (b)	10,148	295,740
EEMS Italia S.p.A. (a)	5,312	4,502
Ei Towers (a)	3,021	76,925
Elica S.p.A.	1,718	1,944
Engineering Ingegneria Informatica S.p.A.	2,063	58,045
ERG S.p.A.	25,612	226,884
Esprinet S.p.A.	13,663	70,856
Eurotech S.p.A. (a)	13,076	22,380
Falck Renewables S.p.A.	64,793	88,325
Fiera Milano S.p.A.	6,655	34,235
FNM S.p.A. (a)	4,399	2,188
Fondiaria-Sai S.p.A. (b)	14,897	21,152
Gas Plus	3,786	27,804
Gemina S.p.A. (b)	405,139	347,389
Geox S.p.A. (b)	44,271	144,565
Gruppo Editoriale L’Espresso S.p.A. (b)	67,388	95,182
Gruppo MutuiOnline S.p.A.	5,404	24,584
Hera S.p.A.	310,168	442,869
IMMSI S.p.A.	77,964	62,088
Impregilo S.p.A. (b)	130,654	523,507
Indesit Co. S.p.A.	25,444	158,555
Industria Macchine Automatiche S.p.A.	3,443	64,267
Interpump Group S.p.A.	35,866	305,801
Iren S.p.A.	195,614	167,554
Italcementi S.p.A. (b)	37,433	260,309
Italmobiliare S.p.A.	4,014	92,739
Juventus Football Club S.p.A. (a)	147,435	40,330
KME Group S.p.A.	80,757	34,241
Landi Renzo S.p.A. (b)	31,132	85,002
Lottomatica S.p.A.	23,515	447,282
Maire Tecnimont S.p.A.	117,283	99,254

Security Description	Shares	Value

Italy—(Continued)
Marcolin S.p.A.	7,437	$38,844
Mariella Burani S.p.A. (c)	6,116	0
MARR S.p.A.	13,390	151,196
Mediolanum S.p.A.	75,922	360,603
Milano Assicurazioni S.p.A.	484,485	154,105
Molecular Medicine S.p.A. (a)	1,587	981
Nice S.p.A. (a)	9,890	38,262
Piaggio & C S.p.A.	80,344	236,085
Piccolo Credito Valtellinese Scarl (b)	112,363	264,063
Poltrona Frau S.p.A.	22,268	29,692
Prelios S.p.A. (b)	218,625	44,352
Premafin Finanziaria S.p.A. (b)	43,094	16,219
Prysmian S.p.A.	67,197	1,180,604
RCS MediaGroup S.p.A. (a) (b)	64,355	55,413
Recordati S.p.A.	40,365	307,110
Reno de Medici S.p.A.	38,858	7,692
Reply S.p.A.	1,329	31,105
Retelit S.p.A. (a)	9,842	4,840
Sabaf S.p.A.	1,021	17,274
SAES Getters S.p.A.	921	10,172
Safilo Group S.p.A.	13,632	86,098
Saras S.p.A.	141,883	190,150
SAVE S.p.A.	251	2,142
Screen Service Broadcasting Technologies S.p.A.	8,666	3,370
Seat Pagine Gialle S.p.A. (b)	402,113	25,788
Servizi Italia S.p.A.	68	314
Snai S.p.A. (a)	21,135	43,655
Societa Cattolica di Assicurazioni Scrl	19,639	396,954
Societa Iniziative Autostradali e Servizi S.p.A.	30,419	232,745
Sogefi S.p.A. (b)	25,543	73,215
SOL S.p.A.	10,125	56,975
Sorin S.p.A.	146,414	274,267
Telecom Italia Media S.p.A.	227,575	49,963
Tiscali S.p.A. (a) (b)	802,477	44,938
Tod’s S.p.A. (b)	4,903	551,385
Trevi Finanziaria S.p.A.	16,165	95,699
Uni Land S.p.A. (c)	4,937	0
Unipol Gruppo Finanziario S.p.A. (b)	414,577	129,175
Vianini Lavori S.p.A.	2,113	9,967
Vittoria Assicurazioni S.p.A.	16,042	103,995
Yoox S.p.A. (a) (b)	20,566	326,522
Zignago Vetro S.p.A. (a)	13,105	88,995

		19,733,654

Japan—24.5%
A&A Material Corp. (a)	23,000	24,750
A&D Co., Ltd.	9,200	33,382
Accordia Golf Co., Ltd.	483	366,681
Achilles Corp.	94,000	134,208
ADEKA Corp.	44,000	419,455
Aderans Co., Ltd.	10,600	120,974
Advan Co., Ltd.	6,500	61,962
Aeon Delight Co., Ltd.	9,600	202,438
Aeon Fantasy Co., Ltd.	3,100	47,628
Aeon Hokkaido Corp.	6,300	27,440
Agrex, Inc.	900	8,091
Ahresty Corp.	10,300	89,744
Ai Holdings Corp.	24,600	130,510
Aica Kogyo Co., Ltd.	23,600	340,503

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aichi Corp.	15,400	$70,703
Aichi Steel Corp.	53,000	274,735
Aichi Tokei Denki Co., Ltd.	14,000	53,322
Aida Engineering, Ltd.	30,600	177,387
Aigan Co., Ltd.	6,800	29,260
Ain Pharmaciez, Inc.	3,500	188,917
Aiphone Co., Ltd.	7,600	144,912
Airport Facilities Co., Ltd.	13,100	61,545
Aisan Industry Co., Ltd. (b)	14,900	158,842
Akebono Brake Industry Co., Ltd. (b)	31,700	183,355
Alconix Corp.	2,400	58,010
Allied Telesis Holdings KK	44,500	45,289
Alpen Co., Ltd.	7,200	143,819
Alpha Corp.	2,200	30,708
Alpha Systems, Inc.	2,640	38,339
Alpine Electronics, Inc. (b)	22,600	305,994
Alps Electric Co., Ltd. (b)	73,100	651,160
Alps Logistics Co., Ltd.	4,100	42,299
Altech Co., Ltd.	2,200	7,577
Altech Corp.	3,300	24,764
Amano Corp.	27,000	251,344
Amiyaki Tei Co., Ltd.	17	40,770
Amuse, Inc.	2,600	35,207
Ando Corp.	43,000	66,535
Anest Iwata Corp.	14,000	66,262
Anrakutei Co., Ltd.	3,000	14,680
Anritsu Corp. (b)	43,000	564,024
AOC Holdings, Inc.	23,100	137,358
Aohata Corp.	1,000	16,616
AOI Electronic Co., Ltd.	1,800	25,355
AOKI Holdings, Inc.	11,200	211,185
Aoyama Trading Co., Ltd.	28,000	595,087
Arakawa Chemical Industries, Ltd.	7,900	69,546
Araya Industrial Co., Ltd.	26,000	43,515
Arc Land Sakamoto Co., Ltd.	7,700	145,783
Arcs Co., Ltd.	12,264	227,702
Argo Graphics, Inc.	2,300	31,757
Ariake Japan Co., Ltd.	5,600	108,000
Arisawa Manufacturing Co., Ltd.	18,900	76,365
Arnest One Corp. (b)	19,600	219,316
As One Corp.	6,200	137,694
Asahi Co., Ltd. (b)	7,600	136,843
Asahi Diamond Industrial Co., Ltd. (b)	23,000	270,282
Asahi Holdings, Inc. (b)	9,600	208,557
Asahi Kogyosha Co., Ltd.	10,000	40,731
Asahi Net, Inc.	5,000	22,355
Asahi Organic Chemicals Industry Co., Ltd.	35,000	94,223
Asahi TEC Corp. (a)	279,000	111,728
Asanuma Corp.	29,000	25,588
Asatsu-DK, Inc. (b)	14,400	415,554
Asax Co., Ltd.	18	21,755
Ashimori Industry Co., Ltd. (b)	21,000	29,191
ASICS Trading Co., Ltd.	800	11,332
ASKA Pharmaceutical Co., Ltd.	12,000	73,312
ASKUL Corp. (b)	11,100	195,188
Asunaro Aoki Construction Co., Ltd.	8,000	43,507
Atom Corp. (b)	31,000	122,863
Atsugi Co., Ltd. (b)	85,000	109,105
Autobacs Seven Co., Ltd. (b)	12,900	622,818

Security Description	Shares	Value

Japan—(Continued)
Avex Group Holdings, Inc.	13,300	$160,924
Axell Corp.	3,800	89,949
Bando Chemical Industries, Ltd. (b)	44,000	164,372
Bank of the Ryukyus, Ltd. (b)	18,100	246,384
Belc Co., Ltd.	5,400	81,226
Belluna Co., Ltd.	12,700	103,770
Benefit One, Inc.	42	32,366
Best Denki Co., Ltd.	24,000	59,410
BIC Camera, Inc. (b)	227	120,283
BML, Inc.	4,900	124,651
Bookoff Corp.	3,900	36,906
Bunka Shutter Co., Ltd. (b)	29,000	105,147
CAC Corp.	7,300	63,963
Calsonic Kansei Corp. (b)	68,000	418,489
Can Do Co., Ltd. (b)	92	106,139
Canon Electronics, Inc. (b)	8,700	223,555
Capcom Co., Ltd.	21,500	491,711
Carchs Holdings Co., Ltd. (a)	19,700	6,904
Cawachi, Ltd. (b)	8,000	190,351
Central Glass Co., Ltd.	91,000	399,245
Central Security Patrols Co., Ltd.	3,300	31,699
Central Sports Co., Ltd.	2,200	28,517
CFS Corp.	4,400	19,949
Chino Corp.	14,000	39,486
Chiyoda Co., Ltd.	10,200	205,274
Chiyoda Integre Co., Ltd.	7,000	86,844
Chofu Seisakusho Co., Ltd.	8,200	191,198
Chori Co., Ltd.	60,000	73,980
Chubu Shiryo Co., Ltd.	11,400	76,455
Chudenko Corp.	12,400	127,398
Chuetsu Pulp & Paper Co., Ltd.	55,000	121,605
Chugai Mining Co., Ltd.	67,700	17,984
Chugai Ro Co., Ltd. (b)	35,000	120,589
Chugoku Marine Paints, Ltd.	33,000	202,589
Chuo Denki Kogyo Co., Ltd.	11,100	59,143
Chuo Spring Co., Ltd.	16,000	66,486
Circle K Sunkus Co., Ltd.	19,600	420,759
CKD Corp.	32,300	256,147
Clarion Co., Ltd. (b)	50,000	134,013
Cleanup Corp.	11,500	93,556
CMIC Co., Ltd.	4,900	81,666
CMK Corp. (b)	26,400	147,514
Coca-Cola Central Japan Co., Ltd.	11,400	147,869
cocokara fine HOLDINGS, Inc. (b)	5,900	186,104
Colowide Co., Ltd. (b)	22,500	165,710
Computer Engineering & Consulting, Ltd.	4,600	23,122
Computer Institute of Japan, Ltd.	2,000	8,944
COMSYS Holdings Corp. (b)	51,500	558,735
Core Corp.	3,000	25,903
Corona Corp.	7,300	111,068
Cosel Co., Ltd. (b)	10,100	140,928
Cosmos Pharmaceutical Corp.	3,500	176,539
Create Medic Co., Ltd.	1,800	17,932
Cross Plus, Inc.	1,100	10,620
CTI Engineering Co., Ltd.	6,100	42,020
Cybernet Systems Co., Ltd.	39	10,452
Cybozu, Inc.	119	41,342
Dai Nippon Toryo Co., Ltd. (b)	70,000	81,636
Dai-Dan Co., Ltd. (b)	16,000	99,215

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Dai-Ichi Kogyo Seiyaku Co., Ltd.	19,000	$56,686
Daibiru Corp. (b)	23,300	176,422
Daido Kogyo Co., Ltd.	12,000	22,314
Daido Metal Co., Ltd.	16,000	201,300
Daidoh, Ltd. (b)	11,200	95,287
Daifuku Co., Ltd.	45,500	264,724
Daihen Corp. (b)	59,000	212,481
Daiho Corp. (b)	31,000	45,338
Daiichi Chuo Kisen Kaisha (b)	74,000	106,815
Daiichi Jitsugyo Co., Ltd. (b)	20,000	99,540
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	1,600	57,147
Daiken Corp.	35,000	121,149
Daiki Aluminium Industry Co., Ltd. (b)	16,000	50,422
Daiki Ataka Engineering Co., Ltd.	3,000	10,769
Daiko Clearing Services Corp.	3,000	11,591
Daikoku Denki Co., Ltd. (b)	3,700	53,166
Daikokutenbussan Co., Ltd.	2,900	78,072
Daikyo, Inc. (b)	135,000	368,094
Dainichi Co., Ltd.	4,100	38,521
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	38,000	178,556
Daio Paper Corp.	40,000	239,058
Daiseki Co., Ltd.	15,900	296,259
Daiseki Eco. Solution Co., Ltd.	10	22,813
Daiso Co., Ltd.	39,000	125,566
Daisue Construction Co., Ltd. (a)	37,000	28,704
Daisyo Corp. (b)	3,600	43,023
Daito Electron Co., Ltd.	800	4,264
Daito Pharmaceutical Co., Ltd.	3,400	52,598
Daiwa Industries, Ltd.	15,000	77,875
Daiwabo Holdings Co., Ltd.	106,000	237,015
DC Co., Ltd.	11,500	46,025
DCM Japan Holdings Co., Ltd. (b)	43,600	346,788
Denki Kogyo Co., Ltd.	36,000	182,531
Denyo Co., Ltd.	9,800	121,740
Descente, Ltd. (b)	24,000	150,488
DMW Corp.	700	11,826
Doshisha Co., Ltd.	6,000	172,850
Doutor Nichires Holdings Co., Ltd.	14,700	193,467
Dr. Ci:Labo Co., Ltd. (b)	62	286,328
DTS Corp.	12,000	157,219
Duskin Co., Ltd.	25,700	514,661
Dwango Co., Ltd.	59	85,560
Dydo Drinco, Inc.	4,300	171,485
Dynic Corp.	16,000	32,521
eAccess, Ltd. (b)	872	195,973
Eagle Industry Co., Ltd. (b)	14,000	146,670
Earth Chemical Co., Ltd.	4,500	159,864
Ebara Corp.	47,000	170,551
Ebara Jitsugyo Co., Ltd.	1,100	16,881
Ebara-Udylite Co., Ltd.	800	25,009
EDION Corp. (b)	34,500	242,532
Eidai Co., Ltd. (b)	9,000	42,599
Eiken Chemical Co., Ltd.	7,000	94,068
Eizo Nanao Corp. (b)	9,900	211,762
Elematec Corp.	2,200	32,655
Emori & Co., Ltd.	1,100	13,340
Enplas Corp. (b)	5,900	151,619
Enshu, Ltd. (a)	27,000	29,194

Security Description	Shares	Value

Japan—(Continued)
Ensuiko Sugar Refining Co., Ltd.	8,000	$27,270
EPS Co., Ltd.	70	154,590
ESPEC Corp. (b)	11,700	110,333
Excel Co., Ltd.	3,000	29,645
Exedy Corp. (b)	11,800	339,124
Ezaki Glico Co., Ltd. (b)	15,000	180,771
F&A Aqua Holdings, Inc.	10,000	97,044
F-Tech, Inc.	2,900	61,211
Faith, Inc.	321	38,826
Falco Biosystems, Ltd.	3,800	42,279
Fancl Corp. (b)	16,000	215,450
FCC Co., Ltd. (b)	14,900	335,752
FDK Corp. (a)	53,000	56,373
FIDEA Holdings Co., Ltd.	72,816	197,590
Foster Electric Co., Ltd. (b)	11,000	162,962
FP Corp. (b)	5,500	346,326
France Bed Holdings Co., Ltd. (b)	60,000	124,969
Fudo Tetra Corp. (b)	79,200	150,308
Fuji Co., Ltd./Ehime (b)	7,500	167,258
Fuji Corp., Ltd.	10,900	64,081
Fuji Electronics Co., Ltd.	5,600	85,086
Fuji Kiko Co., Ltd. (a)	13,000	49,400
Fuji Kosan Co., Ltd. (a)	46,000	41,317
Fuji Kyuko Co., Ltd. (b)	16,000	97,128
Fuji Oil Co., Ltd. (b)	29,100	414,248
Fuji Seal International, Inc.	8,800	167,610
Fuji Soft, Inc.	10,400	200,245
Fujibo Holdings, Inc.	45,000	100,608
Fujico Co., Ltd.	11,000	134,429
Fujikura Kasei Co., Ltd.	14,000	73,391
Fujikura, Ltd. (b)	175,000	590,332
Fujimi, Inc. (b)	9,900	123,857
Fujimori Kogyo Co., Ltd.	5,200	86,250
Fujita Kanko, Inc. (b)	27,000	101,475
Fujitec Co., Ltd. (b)	29,000	191,430
Fujitsu Frontech, Ltd.	10,500	69,371
Fujitsu General, Ltd. (b)	23,000	174,552
Fujiya Co., Ltd. (a)	57,000	126,226
FuKoKu Co., Ltd.	4,100	45,798
Fukuda Corp. (b)	14,000	50,421
Fukushima Industries Corp.	1,700	24,444
Fukuyama Transporting Co., Ltd. (b)	74,000	403,190
Fumakilla, Ltd.	8,000	31,471
Funai Consulting Co., Ltd.	9,300	62,756
Funai Electric Co., Ltd. (b)	7,900	177,443
Furukawa Battery Co., Ltd. (a)	10,000	59,692
Furukawa Co., Ltd.	164,000	159,989
Furukawa-Sky Aluminum Corp. (b)	39,000	125,721
Furusato Industries, Ltd.	3,100	32,245
Fuso Pharmaceutical Industries, Ltd.	34,000	94,340
Futaba Corp. (b)	15,900	227,580
Futaba Industrial Co., Ltd. (b)	29,200	165,300
Future Architect, Inc.	90	38,205
Fuyo General Lease Co., Ltd.	8,000	285,422
Gakken Co., Ltd.	23,000	47,531
Gecoss Corp.	7,700	37,409
Genki Sushi Co., Ltd. (b)	2,200	26,837
Geo Corp. (b)	147	174,024
GLOBERIDE, Inc.	45,000	56,038

MSF-99

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Glory, Ltd.	23,600	$519,162
GMO internet, Inc.	30,400	153,334
Godo Steel, Ltd.	81,000	208,248
Goldcrest Co., Ltd.	8,830	161,441
Goldwin, Inc. (a)	18,000	111,277
Gourmet Kineya Co., Ltd.	1,000	5,683
GSI Creos Corp. (a)	28,000	42,201
Gulliver International Co., Ltd. (b)	3,360	132,771
Gun-Ei Chemical Industry Co., Ltd.	27,000	69,609
Gunze, Ltd. (b)	90,000	264,072
H2O Retailing Corp. (b)	46,000	401,357
Hagihara Industries, Inc.	1,300	22,325
Hakudo Co., Ltd.	500	4,649
Hakuto Co., Ltd.	8,500	84,864
Hakuyosha Co., Ltd.	2,000	5,193
Hamakyorex Co., Ltd.	3,300	114,147
Hanwa Co., Ltd. (b)	96,000	437,405
Happinet Corp.	6,000	69,879
Harashin Narus Holdings Co., Ltd.	6,000	100,132
Hard Off Corp. Co., Ltd.	3,800	30,724
Harima Chemicals, Inc.	7,100	50,291
Haruyama Trading Co., Ltd.	2,300	12,815
Haseko Corp.	605,500	490,557
Hayashikane Sangyo Co., Ltd.	26,000	25,144
Hazama Corp. (b)	42,000	126,505
Heiwa Real Estate Co., Ltd. (b)	103,500	283,899
Heiwado Co., Ltd.	15,200	205,003
Hibiya Engineering, Ltd.	12,200	134,453
Hiday Hidaka Corp.	4,560	70,925
Hikari Tsushin, Inc. (b)	11,300	333,495
Hioki EE Corp.	3,600	69,253
Hiramatsu, Inc.	43	39,842
HIS Co., Ltd. (b)	9,900	302,121
Hisaka Works, Ltd.	12,000	132,562
Hitachi Cable, Ltd.	88,000	249,780
Hitachi Koki Co., Ltd. (b)	23,900	219,298
Hitachi Kokusai Electric, Inc. (b)	24,000	220,519
Hitachi Medical Corp.	9,000	119,872
Hitachi Metals Techno, Ltd.	2,000	14,080
Hitachi Tool Engineering, Ltd. (b)	7,200	73,547
Hitachi Transport System, Ltd. (b)	1,600	29,267
Hitachi Zosen Corp. (a) (b)	323,500	423,371
Hochiki Corp.	4,000	20,571
Hodogaya Chemical Co., Ltd. (b)	24,000	79,801
Hogy Medical Co., Ltd. (b)	6,000	268,424
Hohsui Corp. (b)	31,000	44,588
Hokkaido Gas Co., Ltd.	24,000	75,724
Hokkan Holdings, Ltd.	26,000	76,724
Hokko Chemical Industry Co., Ltd.	8,000	23,875
Hokuetsu Industries Co., Ltd.	4,000	13,334
Hokuetsu Paper Mills, Ltd. (b)	57,000	381,630
Hokuriku Electric Industry Co., Ltd.	37,000	53,710
Hokuriku Electrical Construction Co., Ltd.	1,000	2,898
Hokuriku Gas Co., Ltd.	5,000	13,054
Hokuto Corp. (b)	9,900	208,516
Honeys Co., Ltd. (b)	9,040	166,665
Honshu Chemical Industry Co., Ltd.	2,000	12,565
Hoosiers Corp.	135	116,714
Horiba, Ltd.	12,700	436,061

Security Description	Shares	Value

Japan—(Continued)
Hoshizaki Electric Co., Ltd. (b)	8,200	$193,845
Hosiden Corp.	32,100	234,938
Hosokawa Micron Corp.	16,000	94,581
Howa Machinery, Ltd.	56,000	58,211
Hulic Co., Ltd. (b)	13,800	167,581
Hurxley Corp.	800	4,977
I-Net Corp.	3,200	19,262
IBJ Leasing Co., Ltd. (b)	7,200	188,029
Ichibanya Co., Ltd.	3,500	105,374
Ichikawa Co., Ltd.	2,000	4,231
Ichikoh Industries, Ltd.	26,000	52,561
Ichinen Holdings Co., Ltd.	8,600	44,805
Ichiyoshi Securities Co., Ltd. (b)	19,100	135,485
Icom, Inc. (b)	4,400	107,165
IDEC Corp.	13,600	134,848
Ihara Chemical Industry Co., Ltd.	19,000	75,263
Iida Home Max (b)	11,100	95,124
Iino Kaiun Kaisha, Ltd. (b)	34,700	158,816
Ikyu Corp.	70	31,567
Imasen Electric Industrial	8,300	121,707
Imperial Hotel, Ltd.	650	17,473
Impress Holdings, Inc. (a)	4,000	6,887
Inaba Denki Sangyo Co., Ltd.	7,800	235,157
Inaba Seisakusho Co., Ltd. (b)	6,900	83,089
Inabata & Co., Ltd.	26,900	186,652
Inageya Co., Ltd. (b)	11,000	123,044
INES Corp. (b)	18,100	145,040
Information Services International-Dentsu, Ltd.	7,300	58,971
Innotech Corp.	7,800	55,822
Intage, Inc.	2,800	55,156
Internet Initiative Japan, Inc.	54	193,280
Inui Steamship Co., Ltd.	13,300	52,350
Ise Chemical Corp.	4,000	22,781
Iseki & Co., Ltd. (b)	105,000	269,320
Ishihara Sangyo Kaisha, Ltd. (a) (b)	171,000	174,469
Ishii Hyoki Co., Ltd.	1,900	4,885
Ishii Iron Works Co., Ltd.	11,000	23,153
Ishizuka Glass Co., Ltd.	5,000	9,453
IT Holdings Corp. (b)	41,900	490,228
ITC Networks Corp. (b)	8,300	52,598
ITFOR, Inc.	10,300	38,100
Ito En, Ltd. (b)	18,400	330,417
Itochu Enex Co., Ltd.	24,900	148,163
Itochu-Shokuhin Co., Ltd.	2,600	96,326
Itoham Foods, Inc. (b)	62,000	234,662
Itoki Corp. (b)	22,700	102,117
Iwai Securities Co., Ltd.	8,600	45,917
Iwaki & Co., Ltd.	14,000	34,057
Iwasaki Electric Co., Ltd.	30,000	63,357
IWATANI Corp.	80,000	268,341
Iwatsu Electric Co., Ltd.	43,000	41,068
Izumi Co., Ltd. (b)	19,700	373,248
Izumiya Co., Ltd. (b)	38,000	206,542
Izutsuya Co., Ltd. (a)	46,000	31,903
J-Oil Mills, Inc. (b)	45,000	129,589
Jalux, Inc.	2,100	22,103
Janome Sewing Machine Co., Ltd.	96,000	79,000
Japan Airport Terminal Co., Ltd.	18,100	239,896
Japan Asia Investment Co., Ltd. (b)	55,000	49,489

MSF-100

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Aviation Electronics Industry, Ltd. (b)	23,000	$199,447
Japan Carlit Co., Ltd.	7,300	36,914
Japan Cash Machine Co., Ltd.	7,500	72,518
Japan Digital Laboratory Co., Ltd.	11,600	124,629
Japan Drilling Co., Ltd. (b)	1,700	53,946
Japan Foundation Engineering Co., Ltd.	14,100	55,628
Japan Medical Dynamic Marketing, Inc. (b)	3,000	10,016
Japan Oil Transportation Co., Ltd.	1,000	2,493
Japan Pulp & Paper Co., Ltd. (b)	33,000	118,787
Japan Pure Chemical Co., Ltd.	21	54,229
Japan Radio Co., Ltd. (b)	25,000	60,369
Japan Transcity Corp.	20,000	68,190
Japan Vilene Co., Ltd.	13,000	60,422
Jastec Co., Ltd.	5,100	30,952
JBCC Holdings, Inc.	7,500	50,114
JBIS Holdings, Inc.	8,000	29,734
Jeol, Ltd. (b)	32,000	94,426
JFE Shoji Holdings, Inc. (c)	45,000	234,868
Jidosha Buhin Kogyo Co., Ltd.	5,000	34,314
JK Holdings Co., Ltd.	1,500	7,062
JMS Co., Ltd.	13,000	42,715
Joban Kosan Co., Ltd. (b)	23,000	27,298
Joshin Denki Co., Ltd.	18,000	177,932
JP-Holdings, Inc.	4,800	49,346
JSP Corp.	10,700	160,533
Juki Corp. (b)	70,000	152,862
JVC KENWOOD Holdings, Inc. (b)	68,300	303,682
kabu.com Securities Co., Ltd. (b)	39,100	149,283
Kadokawa Group Holdings, Inc. (b)	7,800	248,642
Kaga Electronics Co., Ltd. (b)	11,800	123,764
Kaken Pharmaceutical Co., Ltd. (b)	39,000	492,924
Kameda Seika Co., Ltd.	6,500	120,709
Kamei Corp. (b)	15,000	229,042
Kanaden Corp.	11,000	69,787
Kanagawa Chuo Kotsu Co., Ltd.	15,000	82,500
Kanamoto Co., Ltd.	15,000	178,834
Kandenko Co., Ltd. (b)	42,000	204,635
Kanematsu Corp. (a) (b)	218,000	262,738
Kanematsu Electronics, Ltd.	7,500	82,670
Kanematsu-NNK Corp. (a)	18,000	38,294
Kanto Denka Kogyo Co., Ltd. (b)	23,000	85,266
Kanto Natural Gas Development, Ltd.	13,000	67,619
Kappa Create Co., Ltd. (b)	5,950	128,051
Kasai Kogyo Co., Ltd.	12,000	68,650
Kasumi Co., Ltd.	22,300	149,879
Katakura Chikkarin Co., Ltd.	8,000	22,529
Katakura Industries Co., Ltd.	12,400	114,771
Kato Sangyo Co., Ltd.	9,500	188,480
Kato Works Co., Ltd.	27,000	128,530
KAWADA TECHNOLOGIES, Inc.	1,400	20,869
Kawai Musical Instruments Manufacturing Co., Ltd.	44,000	100,894
Kawasaki Kinkai Kisen Kaisha	7,000	19,316
Kawasaki Kisen Kaisha, Ltd. (b)	363,000	810,644
Kawasumi Laboratories, Inc.	6,700	40,067
Keihanshin Real Estate Co., Ltd.	9,700	45,872
Keihin Corp. (b)	19,400	362,571
Keiyo Co., Ltd. (b)	16,200	101,594
Kenedix, Inc. (b)	1,358	268,541
Kentucky Fried Chicken Japan, Ltd.	4,000	101,627

Security Description	Shares	Value

Japan—(Continued)
KEY Coffee, Inc.	8,400	$151,677
Kimoto Co., Ltd.	8,900	57,085
Kimura Chemical Plants Co., Ltd.	7,500	34,367
King Jim Co., Ltd.	4,400	35,406
Kinki Nippon Tourist Co., Ltd.	34,000	45,866
Kinki Sharyo Co., Ltd.	21,000	80,161
Kintetsu World Express, Inc. (b)	6,500	226,596
Kinugawa Rubber Industrial Co., Ltd.	21,000	162,952
Kirayaka Bank, Ltd.	49,500	68,207
Kisoji Co., Ltd. (b)	10,800	209,737
Kissei Pharmaceutical Co., Ltd.	14,600	286,724
Kitagawa Iron Works Co., Ltd. (b)	44,000	90,397
Kitano Construction Corp. (b)	22,000	49,719
Kito Corp.	49	42,610
Kitz Corp.	47,000	204,860
Kiyo Holdings, Inc. (b)	318,000	475,101
KOA Corp. (b)	17,900	191,495
Koatsu Gas Kogyo Co., Ltd.	14,000	86,061
Kohnan Shoji Co., Ltd.	15,500	245,611
Kohsoku Corp.	4,000	34,573
Koike Sanso Kogyo Co., Ltd.	7,000	18,220
Koito Industries, Ltd.	7,000	10,755
Kojima Co., Ltd. (b)	12,000	71,380
Kokuyo Co., Ltd.	44,600	334,502
Komai Tekko, Inc. (b)	12,000	38,345
Komatsu Seiren Co., Ltd.	19,000	96,973
Komatsu Wall Industry Co., Ltd.	3,800	39,843
Komeri Co., Ltd. (b)	14,000	399,152
Komori Corp. (b)	41,600	359,400
Konaka Co., Ltd.	8,300	76,496
Kondotec, Inc.	7,100	53,870
Konishi Co., Ltd.	8,500	116,746
Kosaido Co., Ltd.	3,700	13,334
Kose Corp. (b)	13,300	302,301
Kosei Securities Co., Ltd.	22,000	29,019
Kourakuen Corp. (b)	5,000	75,603
Krosaki Harima Corp.	24,000	77,570
KRS Corp.	3,700	38,801
Kubotek Corp. (a)	16	4,279
Kumagai Gumi Co., Ltd. (b)	90,000	95,736
Kumiai Chemical Industry Co., Ltd.	26,000	99,465
Kura Corp.	5,500	87,851
Kurabo Industries, Ltd. (b)	118,000	230,842
KUREHA Corp.	56,000	269,891
Kurimoto, Ltd. (b)	63,000	164,517
Kuroda Electric Co., Ltd. (b)	16,000	176,446
Kusuri No Aoki Co., Ltd.	1,700	45,052
KYB Co., Ltd. (b)	59,000	362,608
Kyoden Co., Ltd.	3,200	6,242
Kyodo Printing Co., Ltd.	42,000	116,384
Kyodo Shiryo Co., Ltd.	30,000	35,538
Kyoei Steel, Ltd. (b)	9,200	187,015
Kyoei Tanker Co., Ltd. (b)	9,000	24,228
Kyokuto Boeki Kaisha, Ltd.	9,000	21,329
Kyokuto Kaihatsu Kogyo Co., Ltd.	20,200	200,017
Kyokuto Securities Co., Ltd.	11,500	100,231
Kyokuyo Co., Ltd. (b)	41,000	98,353
Kyorin Co., Ltd. (b)	25,000	474,784
Kyoritsu Maintenance Co., Ltd. (b)	5,300	111,608

MSF-101

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kyoritsu Printing Co., Ltd. (b)	6,800	$20,606
Kyosan Electric Manufacturing Co., Ltd.	27,000	116,002
Kyoto Kimono Yuzen Co., Ltd.	6,200	73,926
Kyowa Electronics Instruments Co., Ltd.	8,000	25,837
Kyowa Exeo Corp.	40,900	370,168
Kyowa Leather Cloth Co., Ltd.	3,300	12,808
Kyudenko Corp.	21,000	123,331
Laox Co., Ltd. (a)	49,000	23,300
LEC, Inc.	2,400	38,810
Leopalace21 Corp. (b)	75,300	257,932
Life Corp.	15,500	254,764
Lintec Corp.	12,100	247,046
Lion Corp.	40,000	229,259
Look, Inc. (a) (b)	12,000	36,706
Macnica, Inc.	5,700	138,644
Macromill, Inc. (b)	11,400	108,193
Maeda Corp. (b)	66,000	292,109
Maeda Road Construction Co., Ltd.	31,000	387,223
Maezawa Kasei Industries Co., Ltd.	6,800	80,563
Maezawa Kyuso Industries Co., Ltd.	4,700	69,298
Makino Milling Machine Co., Ltd. (b)	48,000	413,198
Mamiya-Op Co., Ltd. (a)	21,000	42,804
Mandom Corp.	7,500	188,344
Mars Engineering Corp. (b)	4,300	95,649
Marubun Corp.	7,200	36,467
Marudai Food Co., Ltd.	60,000	233,122
Maruei Department Store Co., Ltd.	19,000	27,558
Marufuji Sheet Piling Co., Ltd.	13,000	38,717
Maruha Nichiro Holdings, Inc. (b)	177,000	311,281
Maruka Machinery Co., Ltd.	2,400	24,475
Marukyu Co., Ltd.	700	6,681
Marusan Securities Co., Ltd.	30,500	138,708
Maruwa Co., Ltd. (b)	4,400	196,259
Maruwn Corp.	2,400	6,213
Maruyama Manufacturing Co.Inc	18,000	39,752
Maruzen CHI Holdings Co., Ltd. (a) (b)	18,800	48,400
Maruzen Showa Unyu Co., Ltd.	31,000	100,063
Matsuda Sangyo Co., Ltd.	7,400	121,475
Matsui Construction Co., Ltd.	9,000	35,454
Matsui Securities Co., Ltd. (b)	52,900	344,293
Matsumotokiyoshi Holdings Co., Ltd. (b)	13,300	289,410
Matsuya Co., Ltd. (b)	14,700	132,666
Matsuya Foods Co., Ltd. (b)	3,900	77,281
Max Co., Ltd.	18,000	227,129
Maxvalu Tokai Co., Ltd.	5,000	66,937
MEC Co., Ltd.	7,000	26,724
Megachips Corp. (b)	10,100	201,187
Megane TOP Co., Ltd. (b)	16,200	185,007
Megmilk Snow Brand Co., Ltd. (b)	19,000	356,066
Meidensha Corp. (b)	75,000	275,185
Meiji Shipping Co., Ltd. (b)	8,500	36,870
Meiko Network Japan Co., Ltd.	7,200	69,892
Meisei Electric Co., Ltd. (a)	24,000	29,604
Meitec Corp. (b)	14,000	284,263
Meito Sangyo Co., Ltd.	4,500	56,594
Meito Transportation Co., Ltd.	1,400	10,562
Meiwa Corp.	8,600	41,587
Meiwa Estate Co., Ltd. (b)	8,300	43,468
Melco Holdings, Inc. (b)	5,600	141,662

Security Description	Shares	Value

Japan—(Continued)
Mikuni Coca-Cola Bottling Co., Ltd. (b)	14,900	$127,368
Milbon Co., Ltd. (b)	4,900	141,240
Mimasu Semiconductor Industry Co., Ltd.	9,300	88,710
Minebea Co., Ltd. (b)	59,000	260,274
Ministop Co., Ltd.	6,100	118,230
Mirait Holdings Corp. (b)	31,200	227,356
Misawa Homes Co., Ltd. (a)	15,900	167,017
Mitani Corp.	9,700	138,379
Mito Securities Co., Ltd. (b)	32,000	88,030
Mitsuba Corp.	19,000	184,165
Mitsubishi Kakoki Kaisha, Ltd.	36,000	73,202
Mitsubishi Paper Mills, Ltd. (b)	162,000	161,667
Mitsubishi Pencil Co., Ltd.	7,300	127,174
Mitsubishi Research Institute, Inc.	1,900	42,933
Mitsubishi Shokuhin Co., Ltd.	3,500	89,649
Mitsubishi Steel Manufacturing Co., Ltd. (b)	73,000	252,116
Mitsuboshi Belting Co., Ltd.	28,000	155,646
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	378,000	663,407
Mitsui High-Tec, Inc.	15,700	93,269
Mitsui Home Co., Ltd.	14,000	75,996
Mitsui Knowledge Industry Co., Ltd.	338	57,802
Mitsui Matsushima Co., Ltd. (b)	63,000	133,897
Mitsui Sugar Co., Ltd. (b)	54,000	180,927
Mitsui-Soko Co., Ltd. (b)	53,000	227,052
Mitsumi Electric Co., Ltd.	39,600	345,013
Mitsumura Printing Co., Ltd.	5,000	16,787
Mitsuuroko Co., Ltd.	13,800	89,126
Miura Co., Ltd.	12,700	329,645
Miyachi Corp.	6,100	53,127
Miyaji Engineering Group, Inc. (a)	27,000	52,865
Miyakoshi Holdings, Inc. (a)	600	2,909
Miyoshi Oil & Fat Co., Ltd.	40,000	54,347
Mizuno Corp.	36,000	200,336
Mochida Pharmaceutical Co., Ltd.	33,000	390,797
Modec, Inc.	8,400	174,980
Monex Beans Holdings, Inc. (b)	1,102	244,203
Mori Denki Manufacturing Co., Ltd. (a)	55,000	3,987
Mori Seiki Co., Ltd. (b)	42,200	435,979
Morinaga & Co., Ltd. (b)	75,000	174,452
Morinaga Milk Industry Co., Ltd. (b)	100,000	393,027
Morita Holdings Corp.	17,000	109,278
Morozoff, Ltd.	13,000	43,517
Mory Industries, Inc.	18,000	64,404
MOS Food Services, Inc.	10,200	193,599
Moshi Moshi Hotline, Inc. (b)	20,900	209,804
Mr Max Corp.	10,500	43,672
Murakami Corp.	3,000	44,962
Musashi Seimitsu Industry Co., Ltd.	9,500	227,410
Mutoh Holdings Co., Ltd. (a) (b)	11,000	40,382
NAC Co., Ltd.	2,100	41,344
Nachi-Fujikoshi Corp.	77,000	444,550
Nagaileben Co., Ltd.	7,200	108,441
Nagano Keiki Co., Ltd.	3,600	34,480
Nagatanien Co., Ltd.	11,000	121,347
Nakabayashi Co., Ltd. (b)	24,000	57,828
Nakamuraya Co., Ltd.	17,000	84,074
Nakano Corp.	4,000	8,795
Nakayama Steel Works, Ltd.	63,000	57,261
Natori Co., Ltd.	2,800	29,839

MSF-102

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
NEC Fielding, Ltd.	8,300	$107,957
NEC Leasing, Ltd.	5,500	91,215
NEC Mobiling, Ltd.	4,300	148,946
NEC Networks & System Integration Corp.	9,900	141,434
NET One Systems Co., Ltd. (b)	37,400	458,308
Neturen Co., Ltd. (b)	15,700	145,139
Nice Holdings, Inc. (b)	34,000	106,035
Nichia Steel Works, Ltd.	13,000	32,753
Nichias Corp. (b)	43,000	238,034
Nichiban Co., Ltd.	14,000	45,787
Nichicon Corp. (b)	24,800	300,301
Nichiden Corp.	4,000	107,573
Nichiha Corp.	12,300	152,415
Nichii Gakkan Co. (b)	16,100	215,970
Nichimo Co., Ltd.	16,000	41,392
Nichirei Corp. (b)	130,000	611,427
Nichireki Co., Ltd. (b)	13,000	70,701
Nidec Copal Corp. (b)	6,500	85,239
Nidec Copal Electronics Corp.	8,300	48,658
Nidec Sankyo Corp.	16,000	96,500
Nidec-Tosok Corp. (b)	6,300	72,634
Nifco, Inc. (b)	21,400	588,722
NIFTY Corp.	36	41,232
Nihon Chouzai Co., Ltd.	1,150	37,361
Nihon Dempa Kogyo Co., Ltd.	9,600	145,084
Nihon Eslead Corp.	4,100	42,018
Nihon Kagaku Sangyo Co., Ltd.	3,000	20,233
Nihon Kohden Corp.	16,800	452,261
Nihon M&A Center, Inc.	5,000	133,141
Nihon Nohyaku Co., Ltd.	26,000	116,409
Nihon Parkerizing Co., Ltd.	22,000	326,277
Nihon Plast Co., Ltd.	2,500	20,784
Nihon Shokuhin Kako Co., Ltd.	3,000	12,528
Nihon Tokushu Toryo Co., Ltd.	2,200	9,661
Nihon Trim Co., Ltd.	1,200	31,408
Nihon Unisys, Ltd.	29,000	203,294
Nihon Yamamura Glass Co., Ltd. (b)	54,000	132,169
Nikkato Corp.	300	1,823
Nikkiso Co., Ltd. (b)	28,000	294,127
Nikko Co., Ltd.	14,000	54,237
Nippo Corp. (b)	31,000	344,361
Nippon Beet Sugar Manufacturing Co., Ltd. (b)	71,000	158,039
Nippon Carbide Industries Co., Inc. (a)	43,000	66,614
Nippon Carbon Co., Ltd.	58,000	163,820
Nippon Ceramic Co., Ltd. (b)	8,500	144,758
Nippon Chemi-Con Corp. (b)	75,000	301,056
Nippon Chemical Industrial Co., Ltd.	49,000	84,669
Nippon Chemiphar Co., Ltd.	14,000	77,129
Nippon Chuzo KK (b)	12,000	19,687
Nippon Coke & Engineering Co.	126,500	192,857
Nippon Columbia Co., Ltd. (a)	81,000	30,352
Nippon Concrete Industries Co., Ltd.	14,000	46,063
Nippon Conveyor Co., Ltd. (b)	24,000	23,880
Nippon Denko Co., Ltd. (b)	51,000	250,365
Nippon Densetsu Kogyo Co., Ltd.	21,000	208,249
Nippon Denwa Shisetsu Co., Ltd.	22,000	70,050
Nippon Felt Co., Ltd.	6,000	29,960
Nippon Filcon Co., Ltd.	5,200	25,285
Nippon Fine Chemical Co., Ltd.	5,800	39,893

Security Description	Shares	Value

Japan—(Continued)
Nippon Flour Mills Co., Ltd. (b)	58,000	$266,725
Nippon Formula Feed Manufacturing Co., Ltd.	32,000	44,473
Nippon Gas Co., Ltd. (b)	13,200	209,980
Nippon Hume Corp.	11,000	49,707
Nippon Jogesuido Sekkei Co., Ltd. (b)	28	38,087
Nippon Kanzai Co., Ltd.	2,600	46,972
Nippon Kasei Chemical Co., Ltd.	18,000	31,058
Nippon Kinzoku Co., Ltd.	29,000	53,022
Nippon Koei Co., Ltd.	42,000	146,733
Nippon Konpo Unyu Soko Co., Ltd. (b)	28,400	349,358
Nippon Koshuha Steel Co., Ltd. (b)	47,000	58,135
Nippon Light Metal Co., Ltd. (b)	254,000	409,341
Nippon Metal Industry Co., Ltd. (b)	66,000	60,778
Nippon Parking Development Co., Ltd.	803	41,649
Nippon Pillar Packing Co., Ltd.	13,000	112,876
Nippon Piston Ring Co., Ltd.	43,000	105,505
Nippon Rietec Co., Ltd.	5,000	23,740
Nippon Seiki Co., Ltd.	18,000	226,783
Nippon Seiro Co., Ltd.	2,000	6,456
Nippon Seisen Co., Ltd.	10,000	51,655
Nippon Sharyo, Ltd. (b)	32,000	132,566
Nippon Sheet Glass Co., Ltd. (b)	171,000	264,124
Nippon Shinyaku Co., Ltd.	27,000	333,174
Nippon Signal Co., Ltd. (b)	29,200	182,850
Nippon Soda Co., Ltd.	66,000	304,808
Nippon Steel Trading Co., Ltd.	30,000	97,976
Nippon Suisan Kaisha, Ltd. (b)	103,700	355,101
Nippon Thompson Co., Ltd. (b)	45,000	286,737
Nippon Tungsten Co., Ltd.	9,000	19,370
Nippon Valqua Industries, Ltd.	40,000	113,307
Nippon Yakin Kogyo Co., Ltd.	89,000	154,633
Nippon Yusoki Co., Ltd.	11,000	34,207
Nipro Corp. (b)	44,800	334,074
NIS Group Co., Ltd.	82,900	5,011
Nishimatsu Construction Co., Ltd. (b)	170,000	399,362
Nishimatsuya Chain Co., Ltd. (b)	26,500	217,114
Nissan Motor Co., Ltd.	10,000	107,180
Nissan Shatai Co., Ltd. (b)	36,000	376,781
Nissan Tokyo Sales Holdings Co., Ltd. (a) (b)	11,000	29,248
Nissei Corp.	10,500	94,737
Nissei Plastic Industrial Co., Ltd.	5,600	31,030
Nissen Holdings Co., Ltd. (b)	17,900	96,541
Nissha Printing Co., Ltd. (b)	13,100	171,816
Nisshin Fudosan Co.	6,500	49,159
Nisshinbo Holdings, Inc.	2,000	19,116
Nissin Corp.	38,000	101,097
Nissin Electric Co., Ltd. (b)	21,000	127,325
Nissin Kogyo Co., Ltd. (b)	16,400	269,382
Nissin Sugar Holdings Co., Ltd. (a)	1,300	25,797
Nissui Pharmaceutical Co., Ltd.	4,900	45,094
Nitta Corp.	10,100	185,414
Nittan Valve Co., Ltd.	6,300	23,599
Nittetsu Mining Co., Ltd.	31,000	149,743
Nitto Boseki Co., Ltd. (b)	88,000	346,268
Nitto Fuji Flour Milling Co., Ltd.	4,000	14,781
Nitto Kogyo Corp.	15,100	198,340
Nitto Kohki Co., Ltd.	5,300	117,528
Nitto Seiko Co., Ltd.	12,000	39,121
Nittoc Construction Co., Ltd.	35,000	53,252

MSF-103

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Noevir Holdings Co., Ltd. (a)	9,900	$108,160
NOF Corp. (b)	75,000	365,309
Nohmi Bosai, Ltd.	13,000	89,383
Nomura Co., Ltd.	21,000	75,635
Noritake Co., Ltd. (b)	58,000	176,620
Noritsu Koki Co., Ltd.	8,000	41,517
Noritz Corp.	10,500	199,972
NS Solutions Corp.	9,000	174,259
NS United Kaiun Kaisha, Ltd.	60,000	98,078
NSD Co., Ltd. (b)	20,900	193,863
Obara Corp.	6,400	87,555
Obayashi Road Corp. (b)	16,000	49,671
OBIC Business Consultants, Ltd. (b)	2,100	101,578
Oenon Holdings, Inc.	34,000	81,865
Ohara, Inc.	3,100	35,998
Oiles Corp. (b)	14,000	276,993
Okabe Co., Ltd.	25,700	151,729
Okamoto Industries, Inc.	31,000	119,205
Okamoto Machine Tool Works, Ltd.	18,000	25,922
Okamura Corp.	30,000	208,853
Okano Valve Manufacturing Co.	3,000	10,180
Okasan Securities Group, Inc. (b)	89,000	378,695
Okaya Electric Indstries Co., Ltd.	5,000	21,393
OKI Electric Cable Co., Ltd. (b)	6,000	12,332
OKI Electric Industry Co., Ltd. (b)	289,000	438,868
OKK Corp.	41,000	58,508
Okuma Holdings, Inc. (b)	60,000	503,010
Okumura Corp.	85,000	335,245
Okura Industrial Co., Ltd.	26,000	79,818
Okuwa Co., Ltd.	9,000	128,434
Olympic Corp.	7,800	73,432
ONO Sokki Co., Ltd.	9,000	34,613
Onoken Co., Ltd.	6,800	58,598
Onward Holdings Co., Ltd.	62,000	505,785
Optex Co., Ltd.	5,100	68,569
Organo Corp.	19,000	128,477
Origin Electric Co., Ltd.	16,000	69,653
Osaka Organic Chemical Industry, Ltd.	7,300	39,898
Osaka Steel Co., Ltd. (b)	8,300	165,304
OSAKA Titanium Technologies Co. (b)	6,200	237,862
Osaki Electric Co., Ltd. (b)	15,000	149,548
OSG Corp.	32,800	498,056
Oyo Corp.	11,800	143,366
Pacific Industrial Co., Ltd.	24,000	153,600
Pacific Metals Co., Ltd. (b)	66,000	366,571
Pal Co, Ltd.	2,650	100,169
Paltac Corp.	4,850	69,621
PanaHome Corp. (b)	35,000	239,958
Panasonic Electric Works Information Systems Co., Ltd.	1,700	45,552
Panasonic Electric Works SUNX Co., Ltd.	8,300	42,540
Paramount Bed Holdings Co., Ltd. (b)	6,400	188,504
Parco Co., Ltd.	20,400	197,373
Paris Miki, Inc.	15,100	105,361
Park24 Co., Ltd. (b)	32,100	433,512
Pasco Corp. (a)	11,000	42,274
Pasona Group, Inc.	94	82,651
Penta-Ocean Construction Co., Ltd. (b)	136,500	440,104
PIA Corp. (a)	2,300	24,026

Security Description	Shares	Value

Japan—(Continued)
Pigeon Corp.	7,500	$279,812
Pilot Corp.	68	130,503
Piolax, Inc.	5,900	157,586
Pioneer Corp. (b)	126,200	649,781
Plenus Co., Ltd. (b)	8,900	161,274
Point, Inc.	7,080	261,603
Press Kogyo Co., Ltd. (b)	35,000	238,440
Pressance Corp.	3,100	48,533
Prima Meat Packers, Ltd. (b)	72,000	134,509
Pronexus, Inc.	12,300	64,655
PS Mitsubishi Construction Co., Ltd. (b)	9,900	52,117
Raito Kogyo Co., Ltd.	27,100	159,163
Rasa Industries, Ltd.	46,000	70,232
Renown, Inc. (a)	16,800	29,639
Resort Solution Co., Ltd.	4,000	7,888
Resort Trust, Inc. (b)	13,100	213,425
Rheon Automatic Machinery Co., Ltd.	5,000	12,722
Rhythm Watch Co., Ltd.	52,000	89,983
Ricoh Leasing Co., Ltd.	7,900	183,907
Right On Co., Ltd.	7,900	69,340
Riken Corp.	48,000	221,970
Riken Keiki Co., Ltd.	7,400	54,371
Riken Technos Corp.	19,000	63,411
Riken Vitamin Co., Ltd.	3,100	84,743
Ringer Hut Co., Ltd. (b)	9,700	125,071
Riso Kagaku Corp.	10,179	168,030
Riso Kyoiku Co., Ltd.	1,159	72,264
Rock Field Co., Ltd.	5,500	106,533
Rohto Pharmaceutical Co., Ltd. (b)	37,000	461,801
Roland Corp.	8,300	88,525
Roland DG Corp.	5,600	67,191
Round One Corp. (b)	32,900	218,362
Royal Holdings Co., Ltd.	14,900	168,599
Ryobi, Ltd. (b)	57,000	217,979
Ryoden Trading Co., Ltd.	18,000	108,610
Ryohin Keikaku Co., Ltd. (b)	10,500	545,396
Ryosan Co., Ltd. (b)	16,100	323,665
Ryoyo Electro Corp. (b)	8,600	98,090
S&B Foods, Inc.	2,000	17,211
S. Foods, Inc.	6,000	48,665
Sagami Chain Co., Ltd.	9,000	65,490
Saibu Gas Co., Ltd.	150,000	404,245
Saizeriya Co., Ltd. (b)	14,700	237,032
Sakai Chemical Industry Co., Ltd.	56,000	217,476
Sakai Heavy Industries, Ltd.	21,000	69,803
Sakai Ovex Co., Ltd.	23,000	40,957
Sakata INX Corp.	18,000	89,639
Sakata Seed Corp.	14,200	197,522
Sakurada Co., Ltd. (a)	80,000	18,396
Sala Corp.	9,500	62,755
San Holdings, Inc.	1,600	31,441
San-A Co., Ltd.	3,300	125,385
San-Ai Oil Co., Ltd.	34,000	177,397
San-In Godo Bank, Ltd. (b)	70,000	556,754
Sanden Corp. (b)	70,000	230,711
Sangetsu Co., Ltd.	14,300	377,967
Sanix, inc. (a)	16,400	46,248
Sanken Electric Co., Ltd. (b)	61,000	293,353
Sanki Engineering Co., Ltd.	31,000	167,490

MSF-104

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sanko Marketing Foods Co., Ltd.	22	$24,771
Sanko Metal Industries Co., Ltd.	10,000	32,889
Sankyo Seiko Co., Ltd.	22,100	77,246
Sankyo-Tateyama Holdings, Inc.	142,000	248,242
Sankyu, Inc.	118,000	465,313
Sanoh Industrial Co., Ltd.	11,400	97,639
Sanshin Electronics Co., Ltd.	15,700	132,929
Sansui Electric Co., Ltd. (a)	316,000	3,818
Sanwa Holdings Corp. (b)	102,000	400,149
Sanyo Chemical Industries, Ltd. (b)	32,000	214,175
Sanyo Denki Co., Ltd.	23,000	141,688
Sanyo Housing Nagoya Co., Ltd. (b)	40	36,638
Sanyo Industries, Ltd.	13,000	30,206
Sanyo Shokai, Ltd. (b)	58,000	157,485
Sanyo Special Steel Co., Ltd. (b)	48,000	260,590
Sapporo Hokuyo Holdings, Inc.	102,600	380,884
Sapporo Holdings, Ltd. (b)	135,000	501,149
Sasebo Heavy Industries Co., Ltd. (b)	67,000	112,567
Sata Construction Co., Ltd. (a) (b)	42,000	41,140
Sato Corp. (b)	11,900	168,350
Sato Shoji Corp.	4,700	35,165
Satori Electric Co., Ltd.	6,500	39,347
Sawai Pharmaceutical Co., Ltd. (b)	5,900	625,309
Saxa Holdings, Inc. (b)	27,000	60,740
Scroll Corp.	15,700	62,797
Secom Joshinetsu Co., Ltd.	900	25,506
Seibu Electric Industry Co., Ltd.	2,000	8,772
Seika Corp.	29,000	87,456
Seikagaku Corp.	13,400	150,010
Seikitokyu Kogyo Co., Ltd. (a) (b)	34,000	27,289
Seiko Holdings Corp. (b)	67,000	162,028
Seino Holdings Corp.	45,000	327,203
Seiren Co., Ltd.	27,800	185,661
Sekisui Jushi Corp. (b)	16,000	160,251
Sekisui Plastics Co., Ltd.	24,000	87,959
Senko Co., Ltd.	52,000	209,783
Senshu Electric Co., Ltd.	3,200	45,009
Senshukai Co., Ltd.	18,700	132,203
Shibaura Mechatronics Corp.	18,000	54,466
Shibuya Kogyo Co., Ltd.	7,800	87,293
Shikibo, Ltd.	72,000	93,597
Shikoku Chemicals Corp.	18,000	106,844
Shima Seiki Manufacturing, Ltd. (b)	13,300	255,195
Shimachu Co., Ltd. (b)	23,200	549,218
Shimojima Co., Ltd. (b)	5,500	73,083
Shin Nippon Air Technologies Co., Ltd.	5,000	29,664
Shin Nippon Biomedical Laboratories, Ltd.	3,800	10,793
Shin-Etsu Polymer Co., Ltd.	21,300	112,001
Shin-Keisei Electric Railway Co., Ltd.	15,000	63,975
Shinagawa Refractories Co., Ltd.	27,000	73,723
Shindengen Electric Manufacturing Co., Ltd.	37,000	175,778
Shinkawa, Ltd.	5,300	30,290
Shinko Electric Industries Co., Ltd. (b)	34,400	337,062
Shinko Plantech Co., Ltd.	22,200	190,192
Shinko Shoji Co., Ltd.	11,600	101,511
Shinko Wire Co., Ltd.	12,000	21,935
Shinmaywa Industries, Ltd. (b)	54,000	268,959
Shinnihon Corp.	19,000	51,444
Shinsho Corp.	24,000	56,658

Security Description	Shares	Value

Japan—(Continued)
Shinwa Co., Ltd.	2,600	$30,203
Ship Healthcare Holdings, Inc.	12,400	254,208
Shiroki Corp.	21,000	69,498
Shizuki Electric Co., Inc.	8,000	33,930
Shizuoka Gas Co., Ltd.	27,500	196,589
SHO-BOND Holdings Co., Ltd. (b)	9,700	240,107
Shobunsha Publications, Inc.	5,000	36,958
Shochiku Co., Ltd. (b)	37,000	348,870
Shoei Co., Ltd.	2,800	21,340
Shoei Foods Corp.	800	5,875
Shoko Co., Ltd.	33,000	54,491
Showa Aircraft Industry Co., Ltd.	7,000	46,228
Showa Corp. (b)	29,300	243,557
Showa Sangyo Co., Ltd.	39,000	122,613
Siix Corp. (b)	8,000	123,709
Simplex Technology, Inc.	170	55,998
Sinanen Co., Ltd.	27,000	118,173
Sinfonia Technology Co., Ltd. (b)	51,000	111,901
Sintokogio, Ltd.	22,600	253,747
SKY Perfect JSAT Holdings, Inc. (b)	870	384,385
SMK Corp.	35,000	122,661
SNT Corp.	7,700	47,833
So-net Entertainment Corp. (b)	50	183,190
Soda Nikka Co., Ltd.	3,000	13,011
Sodick Co., Ltd.	26,200	143,894
Soft99 Corp.	2,500	15,936
Sogo Medical Co., Ltd.	2,100	75,724
Sohgo Security Services Co., Ltd.	26,200	311,003
Soshin Electric Co., Ltd.	1,500	6,666
Sotetsu Holdings, Inc.	95,000	298,427
Sotoh Co., Ltd.	3,600	33,978
Space Co., Ltd.	200	1,233
SPK Corp.	1,000	17,640
SRA Holdings	4,300	50,092
SRI Sports, Ltd.	7,100	85,855
ST Corp.	5,400	66,890
St. Marc Holdings Co., Ltd. (b)	4,100	162,812
Star Micronics Co., Ltd.	19,800	197,675
Starzen Co., Ltd.	34,000	105,168
Stella Chemifa Corp.	4,900	117,929
Studio Alice Co., Ltd.	4,900	82,030
Subaru Enterprise Co., Ltd.	1,000	3,155
Sugi Holdings Co., Ltd. (b)	14,300	438,461
Sugimoto & Co., Ltd.	3,800	37,134
Sumida Corp. (b)	6,300	38,850
Sumikin Bussan Corp.	58,000	157,490
Suminoe Textile Co., Ltd.	31,000	68,607
Sumiseki Holdings, Inc. (a)	35,400	41,766
Sumisho Computer Systems Corp.	22,872	363,608
Sumitomo Bakelite Co., Ltd. (b)	79,000	417,422
Sumitomo Densetsu Co., Ltd. (b)	10,500	84,525
Sumitomo Forestry Co., Ltd. (b)	60,800	553,814
Sumitomo Light Metal Industries, Ltd. (b)	225,000	225,770
Sumitomo Mitsui Construction Co., Ltd. (a)	71,900	67,959
Sumitomo Osaka Cement Co., Ltd. (b)	180,000	525,265
Sumitomo Pipe & Tube Co., Ltd. (b)	9,500	98,571
Sumitomo Precision Products Co., Ltd.	17,000	100,882
Sumitomo Real Estate Sales Co., Ltd.	4,030	189,096
Sumitomo Seika Chemicals Co., Ltd. (b)	25,000	116,703

MSF-105

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sun-Wa Technos Corp.	3,900	$39,133
SWCC Showa Holdings Co., Ltd. (b)	149,000	143,141
SxL Corp. (a) (b)	49,000	131,448
SystemPro Co., Ltd. (b)	113	83,619
T Hasegawa Co., Ltd. (b)	9,600	138,979
T RAD Co., Ltd.	34,000	141,024
T-GAIA Corp. (b)	86	143,026
TAC Co., Ltd.	1,300	2,947
Tachi-S Co., Ltd.	6,400	126,797
Tachibana Eletech Co., Ltd.	5,900	54,871
Tact Home Co., Ltd.	48	45,627
Tadano, Ltd. (b)	57,000	414,110
Taihei Dengyo Kaisha, Ltd. (b)	18,000	147,691
Taihei Kogyo Co., Ltd. (b)	29,000	157,717
Taiheiyo Kouhatsu, Inc.	35,000	34,813
Taiho Kogyo Co., Ltd.	9,300	116,619
Taikisha, Ltd. (b)	14,100	290,565
Taisei Lamick Co., Ltd. (b)	2,700	83,686
Taiyo Ink Manufacturing Co., Ltd. (b)	7,500	201,241
Taiyo Yuden Co., Ltd. (b)	47,800	517,124
Takachiho Koheki Co., Ltd.	400	4,328
Takagi Securities Co., Ltd.	12,000	17,381
Takamatsu Construction Group Co., Ltd.	8,100	126,263
Takano Co., Ltd.	6,000	33,113
Takaoka Electric Manufacturing Co., Ltd. (b)	40,000	124,948
Takara Holdings, Inc. (b)	79,000	540,192
Takara Leben Co., Ltd.	11,900	112,041
Takara Printing Co., Ltd.	3,100	23,815
Takara Standard Co., Ltd.	41,000	303,293
Takasago International Corp.	43,000	202,820
Takasago Thermal Engineering Co., Ltd. (b)	26,500	207,000
Takashima & Co., Ltd.	25,000	74,487
Take And Give Needs Co., Ltd.	454	43,820
Takihyo Co., Ltd.	11,000	61,661
Takiron Co., Ltd.	27,000	98,530
Takisawa Machine Tool Co., Ltd.	29,000	43,961
Takuma Co., Ltd. (b)	38,000	189,774
Tamron Co., Ltd. (b)	7,700	250,674
Tamura Corp. (b)	41,000	113,716
Tanseisha Co., Ltd.	8,000	29,236
Tatsuta Electric Wire and Cable Co., Ltd. (b)	22,000	133,201
Tayca Corp.	17,000	60,875
TBK Co., Ltd. (b)	11,000	75,356
Teac Corp. (a)	72,000	31,344
TECHNO ASSOCIE Co., Ltd.	300	2,395
Techno Ryowa, Ltd.	4,800	25,120
Tecmo Koei Holdings Co., Ltd. (b)	12,200	97,143
Teikoku Electric Manufacturing Co., Ltd.	3,200	62,825
Teikoku Piston Ring Co., Ltd.	10,200	169,177
Teikoku Sen-I Co., Ltd.	11,000	90,929
Teikoku Tsushin Kogyo Co., Ltd.	24,000	42,946
Tekken Corp.	62,000	98,140
Temp Holdings Co., Ltd. (b)	7,400	69,768
Ten Allied Co., Ltd.	2,600	8,326
Tenma Corp. (b)	6,200	72,289
Teraoka Seisakusho Co., Ltd.	200	905
The 77 Bank, Ltd.	61,000	270,532
The Aichi Bank, Ltd.	3,700	224,491
The Akita Bank, Ltd.	96,000	316,590

Security Description	Shares	Value

Japan—(Continued)
The Aomori Bank, Ltd. (b)	94,000	$291,933
The Awa Bank, Ltd. (b)	100,000	614,550
The Bank of Iwate, Ltd. (b)	7,100	321,813
The Bank of Kochi, Ltd.	11,000	12,912
The Bank of Nagoya, Ltd.	76,000	274,567
The Bank of Okinawa, Ltd. (b)	9,100	405,739
The Bank of Saga, Ltd.	77,000	220,815
The Chiba Kogyo Bank, Ltd. (a)	18,600	108,801
The Chukyo Bank, Ltd. (b)	57,000	147,403
The Daiei, Inc. (a) (b)	55,000	179,256
The Daisan Bank, Ltd.	95,000	202,417
The Daishi Bank, Ltd.	171,000	605,077
The Daito Bank, Ltd.	88,000	76,992
The Ehime Bank, Ltd.	65,000	186,263
The Eighteenth Bank, Ltd. (b)	92,000	292,579
The Fukui Bank, Ltd.	111,000	351,434
The Fukushima Bank, Ltd. (b)	128,000	105,221
The Higashi-Nippon Bank, Ltd. (b)	63,000	145,967
The Higo Bank, Ltd.	82,000	487,441
The Hokkoku Bank, Ltd. (b)	132,000	496,131
The Hokuetsu Bank, Ltd. (b)	127,000	273,406
The Hyakugo Bank, Ltd. (b)	114,000	527,087
The Hyakujushi Bank, Ltd. (b)	119,000	556,838
The Japan Wool Textile Co., Ltd.	26,000	202,982
The Juroku Bank, Ltd.	159,000	549,938
The Kagoshima Bank, Ltd.	77,000	493,399
The Keihin Co., Ltd.	31,000	44,978
The Keiyo Bank, Ltd.	121,000	581,851
The Kita-Nippon Bank, Ltd.	4,400	121,510
The Maruetsu, Inc. (a)	20,000	75,592
The Michinoku Bank, Ltd.	72,000	147,856
The Mie Bank, Ltd.	43,000	103,837
The Minato Bank, Ltd. (b)	83,000	154,491
The Miyazaki Bank, Ltd.	87,000	247,080
The Musashino Bank, Ltd.	14,900	515,542
The Nagano Bank, Ltd.	46,000	90,204
The Nanto Bank, Ltd. (b)	110,000	522,608
The Nippon Road Co., Ltd. (b)	43,000	182,910
The Nippon Synthetic Chemical Industry Co., Ltd. (b)	33,000	203,258
The Nisshin Oillio Group, Ltd. (b)	60,000	248,666
The Ogaki Kyoritsu Bank, Ltd.	157,000	567,856
The Oita Bank, Ltd.	101,000	324,195
The Okinawa Electric Power Co., Inc.	7,800	322,521
The Pack Corp.	7,500	127,307
The Shibusawa Warehouse Co., Ltd.	21,000	65,208
The Shiga Bank, Ltd. (b)	96,000	576,817
The Shikoku Bank, Ltd.	91,000	342,993
The Shimizu Bank, Ltd.	4,800	189,427
The Sumitomo Warehouse Co., Ltd. (b)	65,000	336,114
The Taiko Bank, Ltd. (b)	30,000	93,536
The Tochigi Bank, Ltd.	67,000	249,852
The Toho Bank, Ltd. (b)	98,000	335,201
The Tohoku Bank, Ltd.	55,000	100,243
The Tokyo Tomin Bank, Ltd. (b)	17,400	210,502
The Torigoe Co., Ltd.	9,200	74,972
The Tottori Bank, Ltd.	31,000	66,556
The Towa Bank, Ltd.	154,000	178,688
The Yachiyo Bank, Ltd.	7,000	172,041

MSF-106

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Yamagata Bank, Ltd. (b)	67,000	$319,646
The Yamanashi Chuo Bank, Ltd.	68,000	303,637
The Yasuda Warehouse Co., Ltd.	6,600	42,860
Tigers Polymer Corp.	2,200	9,500
Titan Kogyo KK (a) (b)	15,000	64,730
TKC	6,300	137,425
TOA Corp. (b)	106,000	207,066
TOA Oil Co., Ltd.	30,000	36,344
TOA Road Corp.	20,000	60,214
Toabo Corp.	56,000	42,097
Toagosei Co., Ltd.	100,000	461,761
Tobishima Corp. (a) (b)	69,900	88,769
Tobu Store Co., Ltd.	11,000	37,233
TOC Co., Ltd. (b)	29,400	166,353
Tocalo Co., Ltd.	7,000	139,721
Toda Corp.	115,000	386,573
Toda Kogyo Corp. (b)	17,000	122,703
Toei Co., Ltd. (b)	35,000	180,638
Toenec Corp.	17,000	98,620
Toho Co., Ltd.	20,000	74,995
Toho Holdings Co., Ltd. (b)	25,000	446,138
Toho Real Estate Co., Ltd.	9,600	61,391
Toho Titanium Co., Ltd. (b)	13,800	220,405
Toho Zinc Co., Ltd. (b)	66,000	301,527
Tohto Suisan Co., Ltd.	22,000	42,457
Tokai Carbon Co., Ltd.	91,000	489,359
TOKAI Holdings Corp. (a)	14,000	67,774
Tokai Lease Co., Ltd.	16,000	38,390
Tokai Rika Co., Ltd. (b)	9,400	162,937
Tokai Rubber Industries, Inc.	18,100	230,130
Tokai Tokyo Securities Co., Ltd.	105,000	396,812
Token Corp. (b)	4,160	160,449
Toko Electric Corp.	7,000	30,799
Toko, Inc. (b)	42,000	139,587
Tokushu Tokai Holdings Co., Ltd.	56,000	128,722
Tokuyama Corp. (b)	164,000	511,318
Tokyo Derica Co., Ltd.	3,900	36,797
Tokyo Dome Corp.	94,000	325,429
Tokyo Electron Device, Ltd.	24	43,444
Tokyo Energy & Systems, Inc. (b)	12,000	70,978
Tokyo Individualized Educational Institute, Inc.	5,300	10,256
Tokyo Kaikan Co., Ltd.	3,000	11,310
Tokyo Keiki, Inc.	32,000	70,633
Tokyo Kikai Seisakusho, Ltd.	18,000	13,274
Tokyo Ohka Kogyo Co., Ltd. (b)	21,000	480,650
Tokyo Rakutenchi Co., Ltd.	17,000	62,948
Tokyo Rope Manufacturing Co., Ltd. (b)	71,000	146,294
Tokyo Sangyo Co., Ltd.	7,000	26,617
Tokyo Seimitsu Co.	17,500	366,562
Tokyo Steel Manufacturing Co., Ltd. (b)	52,900	469,511
Tokyo Tatemono Co., Ltd.	185,000	757,813
Tokyo Tatemono Real Estate Sales Co., Ltd.	2,400	8,239
Tokyo Tekko Co., Ltd.	25,000	92,362
Tokyo Theatres Co., Inc. (b)	48,000	69,664
Tokyotokeiba Co., Ltd.	87,000	133,742
Tokyu Community Corp. (b)	2,400	75,722
Tokyu Construction Co., Ltd.	39,920	102,401
Tokyu Livable, Inc.	10,900	113,568
Toli Corp.	23,000	49,483

Security Description	Shares	Value

Japan—(Continued)
Tomato Bank, Ltd.	43,000	$83,092
Tomen Devices Corp.	1,300	33,393
Tomen Electronics Corp.	6,500	88,534
Tomoe Corp.	13,200	51,694
Tomoe Engineering Co., Ltd.	3,600	74,556
Tomoegawa Co., Ltd.	12,000	26,276
Tomoku Co., Ltd.	37,000	102,912
TOMONY Holdings, Inc. (a) (b)	71,400	346,962
Tomy Co., Ltd.	25,900	189,393
TONAMI HOLDINGS Co., Ltd.	32,000	72,311
Topcon Corp. (b)	30,200	202,374
Toppan Forms Co., Ltd.	22,200	203,678
Topre Corp.	21,300	225,254
Topy Industries, Ltd. (b)	81,000	254,032
Toridoll.corp.	9,000	108,649
Torii Pharmaceutical Co., Ltd.	5,600	105,476
Torishima Pump Manufacturing Co., Ltd.	10,000	136,769
Tosei Corp.	143	56,648
Toshiba Machine Co., Ltd. (b)	51,000	261,328
Toshiba Plant Systems & Services Corp. (b)	19,000	219,513
Toshiba TEC Corp.	69,000	274,044
Tosho Printing Co., Ltd. (b)	15,000	27,893
Totetsu Kogyo Co., Ltd. (b)	16,000	170,721
Touei Housing Corp.	7,855	83,302
Toukei Computer Co., Ltd.	2,200	28,075
Tow Co., Ltd.	600	3,991
Towa Corp. (b)	11,100	60,800
Towa Pharmaceutical Co., Ltd. (b)	4,300	213,516
Toyo Construction Co., Ltd. (a) (b)	160,000	168,242
Toyo Corp. (b)	15,000	163,162
Toyo Electric Manufacturing Co., Ltd. (b)	20,000	79,493
Toyo Engineering Corp. (b)	58,000	277,259
Toyo Ink Manufacturing Co., Ltd.	97,000	400,506
Toyo Kanetsu K K	61,000	135,853
Toyo Kohan Co., Ltd.	30,000	123,190
Toyo Securities Co., Ltd. (b)	43,000	119,701
Toyo Sugar Refining Co., Ltd.	9,000	10,911
Toyo Tanso Co., Ltd. (b)	5,000	190,416
Toyo Tire & Rubber Co., Ltd. (b)	88,000	247,764
Toyo Wharf & Warehouse Co., Ltd.	30,000	54,958
Toyobo Co., Ltd. (b)	362,000	516,804
Trancom Co., Ltd.	3,200	62,940
Trans Cosmos, Inc. (b)	8,900	136,347
Trinity Industrial Corp.	1,000	4,955
Trusco Nakayama Corp. (b)	9,700	197,886
TS Tech Co., Ltd.	21,400	422,190
TSI Holdings Co., Ltd. (a)	38,405	244,780
Tsubakimoto Chain Co	69,000	427,023
Tsubakimoto Kogyo Co., Ltd.	3,000	9,910
Tsudakoma Corp. (b)	23,000	53,501
Tsugami Corp. (b)	30,000	345,124
Tsukishima Kikai Co., Ltd.	11,000	97,163
Tsukuba Bank, Ltd. (b)	47,200	165,480
Tsuruha Holdings, Inc.	6,200	366,156
Tsurumi Manufacturing Co., Ltd.	10,000	81,398
Tsutsumi Jewelry Co., Ltd.	3,800	100,988
Tsuzuki Denki Co., Ltd.	6,000	54,673
TTK Co., Ltd.	4,000	20,500
TV Asahi Corp.	100	163,878

MSF-107

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
TV Tokyo Holdings Corp.	2,900	$37,796
TYK Corp.	6,000	14,863
U-Shin, Ltd.	16,000	136,569
Ube Material Industries, Ltd.	17,000	51,614
Uchida Yoko Co., Ltd. (b)	32,000	101,700
Ueki Corp. (b)	11,000	26,319
UKC Holdings Corp.	4,000	59,347
ULVAC, Inc. (b)	21,000	231,436
Umenohana Co., Ltd.	25	55,133
Unicafe, Inc.	700	3,260
Uniden Corp. (b)	25,000	101,141
Union Tool Co.	7,000	131,084
Unipres Corp.	13,100	407,469
United Arrows, Ltd.	9,300	195,255
Unitika, Ltd.	276,000	173,544
Uoriki Co., Ltd.	1,500	17,317
UTOC Corp.	5,100	17,602
Valor Co., Ltd. (b)	11,600	193,356
Vital KSK Holdings, Inc. (b)	18,300	156,533
Wacom Co., Ltd. (b)	145	303,783
Wakachiku Construction Co., Ltd. (a) (b)	59,000	78,221
Wakamoto Pharmaceutical Co., Ltd.	9,000	26,958
Warabeya Nichiyo Co., Ltd. (b)	7,500	126,210
Watabe Wedding Corp.	2,600	24,447
WATAMI Co., Ltd. (b)	9,800	210,341
Weathernews, Inc. (b)	3,100	90,146
Wood One Co., Ltd.	19,000	83,406
Xebio Co., Ltd. (b)	10,300	275,192
Y.A.C. Co., Ltd.	4,900	40,005
Yahagi Construction Co., Ltd.	15,500	80,931
Yaizu Suisankagaku Industry Co., Ltd.	4,000	39,873
YAMABIKO Corp.	4,100	71,877
Yamaichi Electronics Co., Ltd. (b)	8,200	17,778
Yamatake Corp.	13,700	303,100
Yamatane Corp. (b)	53,000	80,494
Yamato Corp.	8,000	30,545
Yamaya Corp.	1,650	35,424
Yamazen Corp. (b)	17,000	142,013
Yaoko Co., Ltd.	2,700	89,700
Yellow Hat, Ltd.	10,700	177,317
Yodogawa Steel Works, Ltd. (b)	70,000	305,892
Yokogawa Bridge Holdings Corp.	16,000	111,506
Yokohama Reito Co., Ltd. (b)	24,700	192,835
Yokowo Co., Ltd.	7,900	51,487
Yomeishu Seizo Co., Ltd.	6,000	57,568
Yomiuri Land Co., Ltd.	21,000	67,978
Yondenko Corp.	12,000	49,946
Yonekyu Corp.	10,400	93,885
Yonex Co., Ltd.	5,900	38,704
Yorozu Corp.	6,800	149,377
Yoshinoya Holdings Co., Ltd.	203	262,702
Yuasa Trading Co., Ltd. (b)	85,000	148,846
Yuken Kogyo Co., Ltd.	16,000	34,689
Yuki Gosei Kogyo Co., Ltd. (b)	6,000	18,004
Yukiguni Maitake Co., Ltd.	7,600	31,202
Yurtec Corp. (b)	21,000	112,554
Yusen Air & Service Co., Ltd. (b)	8,100	128,186
Yushin Precision Equipment Co., Ltd.	4,900	98,090
Yushiro Chemical Industry Co., Ltd.	4,900	53,986

Security Description	Shares	Value

Japan—(Continued)
Zenrin Co., Ltd.	13,500	$136,440
Zensho Co., Ltd. (b)	31,200	383,014
ZERIA Pharmaceutical Co., Ltd.	8,000	142,647
Zuken, Inc.	7,200	58,530

		182,887,906

Netherlands—1.9%
Aalberts Industries NV	44,112	911,453
Accell Group NV	6,480	140,310
AMG Advanced Metallurgical Group NV (a) (b)	12,959	148,467
Amsterdam Commodities NV	7,247	119,065
APERAM	6,764	125,071
Arcadis NV (b)	25,443	531,459
ASM International NV (b)	23,464	902,348
BE Semiconductor Industries NV (a)	22,549	171,269
Beter BED Holding NV	10,318	232,511
BinckBank NV	35,022	380,515
Brunel International NV	5,868	258,530
CSM NV (b)	31,798	570,907
Delta Lloyd NV	24,448	429,441
DOCdata NV	1,934	33,041
Exact Holding NV	7,320	172,789
Grontmij NV (b)	11,936	89,103
Heijmans NV	7,291	84,755
Hunter Douglas NV	2,192	94,967
ICT Automatisering NV	1,424	5,699
Imtech NV	36,285	1,159,559
Kardan NV	13,562	22,434
KAS Bank NV	6,541	74,277
Kendrion NV	3,668	96,036
Koninklijke BAM Groep NV	171,181	806,363
Koninklijke Wessanen NV	49,214	171,869
LBi International NV (a)	11,126	39,603
Macintosh Retail Group NV	6,412	92,818
Mediq NV	35,927	565,225
Nederland Apparatenfabriek	697	20,787
Nutreco Holdings NV	16,095	1,157,329
Ordina NV	19,632	26,797
Pharming Group NV (a)	42,017	4,043
PostNL NV	156,779	967,315
SBM Offshore NV	32,148	656,528
Sligro Food Group NV (b)	10,470	340,067
SNS Reaal NV (a) (b)	105,329	269,352
Telegraaf Media Groep NV	7,444	87,715
Ten Cate NV	16,625	578,053
TKH Group NV	20,917	567,804
TomTom NV (a) (b)	69,531	319,827
Unit 4 Agresso NV	14,899	431,831
USG People NV (b)	40,136	402,734
Van Lanschot NV	45	1,164
Wavin NV	14,004	195,522
Xeikon NV	10,815	46,847

		14,503,599

New Zealand—0.8%
Abano Healthcare Group, Ltd.	880	2,897
Air New Zealand, Ltd.	170,907	119,048
Auckland International Airport, Ltd.	373,447	751,967
Cavalier Corp., Ltd.	7,259	12,182

MSF-108

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Ebos Group, Ltd.	19,549	$115,958
Fisher & Paykel Appliances Holdings, Ltd.	222,038	90,475
Fisher & Paykel Healthcare Corp., Ltd.	209,357	383,873
Freightways, Ltd.	71,556	231,353
Hallenstein Glasson Holdings, Ltd.	11,853	38,918
Heartland New Zealand, Ltd. (a)	72,313	27,844
Infratil, Ltd. (b)	399,354	617,834
Mainfreight, Ltd.	35,762	281,127
Methven, Ltd.	14,148	12,655
Michael Hill International, Ltd.	68,524	57,768
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	9,073
New Image Group, Ltd.	10,000	1,310
New Zealand Oil & Gas, Ltd. (a)	164,407	103,666
Nuplex Industries, Ltd. (b)	100,359	211,888
NZX, Ltd.	28,380	65,297
Opus International Consultants, Ltd.	4,000	7,008
PGG Wrightson, Ltd.	58,545	18,722
Pike River Coal, Ltd. (a) (c)	82,575	0
Port of Tauranga, Ltd.	38,167	339,098
Pumpkin Patch, Ltd.	1,682	1,419
Rakon, Ltd. (a)	61,576	25,217
Restaurant Brands New Zealand, Ltd.	29,341	44,199
Rubicon, Ltd. (a)	7,442	2,130
Ryman Healthcare, Ltd.	140,150	354,448
Sanford, Ltd.	314	1,071
Sky City Entertainment Group, Ltd.	290,907	938,570
Sky Network Television, Ltd.	103,256	437,925
The New Zealand Refining Co., Ltd.	27,432	64,741
The Warehouse Group, Ltd.	53,130	121,522
Tower, Ltd. (a)	94,157	128,758
TrustPower, Ltd.	7,532	44,705
Vector, Ltd.	163,940	347,686
Xero, Ltd.	16,739	55,145

		6,067,497

Norway—1.1%
ABG Sundal Collier Holdings ASA	90,366	78,463
Acta Holding ASA	38,672	9,236
Aktiv Kapital ASA	6,503	34,765
Algeta ASA (a)	8,710	219,899
Archer, Ltd. (a) (b)	19,832	49,233
Atea ASA (a)	30,832	372,049
Austevoll Seafood ASA	48,445	185,477
Bonheur ASA	2,267	51,578
BW Offshore, Ltd. (a)	176,208	234,933
BWG Homes ASA	22,434	48,097
Cermaq ASA	23,389	307,975
Clavis Pharma ASA (a)	12,771	153,692
Copeinca ASA (a)	12,800	93,250
Deep Sea Supply plc (a)	29,299	66,094
Det Norske Oljeselskap ASA (a)	16,662	258,501
DNO International ASA	428,941	760,327
Dockwise, Ltd. (a)	5,181	106,888
DOF ASA (a)	24,849	159,223
EDB ErgoGroup ASA (a)	22,137	51,168
Eitzen Chemical ASA (a)	123,576	1,954
Ekornes ASA	10,698	185,908
Electromagnetic GeoServices ASA (a)	51,836	153,245
Eltek ASA (a)	110,853	80,605

Security Description	Shares	Value

Norway—(Continued)
Farstad Shipping ASA	4,679	$147,089
Frontline, Ltd. (b)	5,124	39,439
Funcom NV (a)	5,168	18,140
Ganger Rolf ASA (b)	7,335	155,145
Golden Ocean Group, Ltd.	157,298	143,469
Grieg Seafood ASA (a)	7,998	9,398
Hurtigruten ASA (a)	79,346	53,763
Jason Shipping ASA	420	149
Kongsberg Automotive ASA	125,719	45,663
Kvaerner ASA	42,303	120,249
Leroy Seafood Group ASA	5,976	98,722
Nordic Semiconductor ASA (b)	72,943	257,330
Norse Energy Corp. ASA (a)	126,973	5,800
Norske Skogindustrier ASA (b)	55,522	55,534
Northern Offshore, Ltd. (a)	40,062	86,824
Norwegian Air Shuttle AS (a)	9,227	174,879
Norwegian Energy Co. AS (a)	94,405	129,573
Odfjell SE (Series A)	1,800	12,004
Opera Software ASA	26,391	177,560
Panoro Energy ASA (a)	25,546	19,708
PhotoCure ASA (a)	3,721	29,248
Pronova BioPharma AS (a)	69,784	100,449
ProSafe SE	26,131	208,085
Q-Free ASA (a)	10,368	42,197
Renewable Energy Corp. ASA (a) (b)	63,640	37,677
Salmar ASA	5,170	26,452
Scana Industrier ASA	88,719	33,363
Sevan Marine ASA (a) (b)	6,768	18,913
Siem Offshore, Inc. (a)	69,216	133,161
Solstad Offshore ASA	5,597	104,415
Songa Offshore SE (a)	82,163	289,773
SpareBank 1 SMN (b)	42,829	275,276
Stolt-Nielsen, Ltd. (b)	3,800	72,179
Tomra Systems ASA	67,216	548,609
TTS Group ASA	4,430	11,743
Veidekke ASA	57,200	486,524
Wilh Wilhelmsen Holding ASA	4,905	129,306

		7,960,368

Portugal—0.4%
Altri SGPS S.A.	52,824	80,548
Banco BPI S.A. (b)	157,006	103,910
Banco Comercial Portugues S.A. (b)	1,568,798	291,194
Banco Espirito Santo S.A. (b)	257,066	469,360
Banif S.A.	45,433	16,972
Brisa Auto-Estradas de Portugal S.A. (b)	98,429	350,812
Impresa SGPS (a)	3,990	2,662
Inapa-Invest Particip Gesta	63,187	13,488
Mota Engil SGPS S.A.	40,942	66,446
Novabase SGPS S.A. (a)	7,827	24,220
Portucel Empresa Produtora de Pasta e Papel S.A. (b)	135,397	364,483
REN - Redes Energeticas Nacionais S.A.	111,528	337,588
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	8,832
Semapa-Sociedade de Investimento e Gestao (b)	39,685	292,414
Sonae Industria SGPS S.A. (a)	24,230	21,303
Sonae SGPS S.A. (b)	597,292	355,148
Sonaecom SGPS S.A. (a) (b)	78,934	127,744

MSF-109

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
Teixeira Duarte S.A.	103,277	$34,461
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	85,005	288,966

		3,250,551

Singapore—1.3%
Abterra, Ltd. (a)	40,720	19,382
Amtek Engineering, Ltd.	63,000	35,825
Armstrong Industrial Corp., Ltd.	88,000	21,694
Asiasons Capital, Ltd. (a)	71,000	12,425
ASL Marine Holdings, Ltd.	105,000	46,765
Ausgroup, Ltd.	267,000	79,582
Baker Technology, Ltd.	93,000	22,554
Banyan Tree Holdings, Ltd. (b)	155,000	83,189
Bonvests Holdings, Ltd.	18,000	13,887
Boustead Singapore, Ltd.	124,000	85,809
Breadtalk Group, Ltd.	47,000	21,758
Broadway Industrial Group, Ltd.	138,000	48,830
Bukit Sembawang Estates, Ltd.	59,000	229,493
Bund Center Investment, Ltd. (a)	552,000	96,675
Cerebos Pacific, Ltd.	69,000	305,166
CH Offshore, Ltd.	145,000	45,036
China Aviation Oil Singapore Corp., Ltd.	91,000	84,661
China Energy, Ltd.	316,000	16,085
China Merchants Holdings Pacific, Ltd.	1,000	549
Chip Eng Seng Corp., Ltd.	294,000	121,571
Chuan Hup Holdings, Ltd.	125,000	22,865
Creative Technology, Ltd.	22,600	68,206
CSC Holdings, Ltd.	175,000	16,711
CSE Global, Ltd. (a)	225,000	147,524
CWT, Ltd.	78,000	80,050
Delong Holdings, Ltd.	91,000	19,908
Etika International Holdings, Ltd.	29,000	6,065
Eu Yan Sang International, Ltd.	90,000	49,040
Ezion Holdings, Ltd.	127,000	99,974
Ezra Holdings, Ltd. (b)	256,799	234,794
Falcon Energy Group, Ltd.	116,000	23,970
First Resources, Ltd. (b)	35,000	53,182
FJ Benjamin Holdings, Ltd.	83,000	22,439
Food Empire Holdings, Ltd.	43,000	12,657
Fragrance Group, Ltd.	676,000	239,199
Freight Links Express Holdings, Ltd.	212,000	10,455
Gallant Venture, Ltd. (a) (b)	241,000	59,393
GK Goh Holdings, Ltd.	12,000	8,023
GMG Global, Ltd.	920,000	105,351
Goodpack, Ltd.	141,000	199,125
GP Batteries International, Ltd.	21,000	17,038
GP Industries, Ltd.	49,000	15,495
Guocoland, Ltd.	24,000	37,028
GuocoLeisure, Ltd. (b)	244,000	122,243
Guthrie GTS, Ltd.	64,000	34,510
HanKore Environment Tech Group, Ltd. (a)	157,000	4,369
Healthway Medical Corp., Ltd.	438,750	32,561
HG Metal Manufacturing, Ltd.	460,000	35,130
Hi-P International, Ltd.	125,000	97,979
Hiap Seng Engineering, Ltd.	61,500	15,461
Ho Bee Investment, Ltd. (b)	143,000	160,308
Hong Fok Corp., Ltd. (b)	122,000	60,655
Hong Leong Asia, Ltd.	50,000	77,349

Security Description	Shares	Value

Singapore—(Continued)
Hotel Grand Central, Ltd.	1,000	$644
Hotel Properties, Ltd.	98,000	152,376
HTL International Holdings, Ltd.	69,000	21,425
HupSteel, Ltd.	111,000	17,654
Hwa Hong Corp., Ltd.	88,000	30,457
Hyflux, Ltd. (b)	248,500	296,624
Indofood Agri Resources, Ltd. (a) (b)	153,000	189,147
Informatics Education, Ltd.	123,000	8,698
InnoTek, Ltd.	88,000	35,369
Jaya Holdings, Ltd.	154,000	70,003
JES International Holdings, Ltd. (a)	233,000	39,810
Jiutian Chemical Group, Ltd.	213,000	7,404
K1 Ventures, Ltd. (a)	483,000	38,542
Keppel Telecommunications & Transportation, Ltd.	67,000	66,116
LC Development, Ltd.	204,200	26,064
Li Heng Chemical Fibre Technologies, Ltd.	309,000	38,178
Lian Beng Group, Ltd.	93,000	31,836
Lion Asiapac, Ltd.	92,000	14,052
Low Keng Huat Singapore, Ltd.	29,000	11,180
Manhattan Resources, Ltd. (b)	83,000	56,094
Memstar Technology, Ltd.	226,000	11,318
Mercator Lines Singapore, Ltd.	70,000	8,033
Metro Holdings, Ltd.	199,600	116,765
MFS Technology, Ltd.	35,000	3,202
Midas Holdings, Ltd. (b)	446,000	134,727
MobileOne, Ltd.	150,000	303,329
Nam Cheong, Ltd.	264,000	41,408
Nera Telecommunications, Ltd.	29,000	10,154
Next -Generation Satellite Co.	421,000	5,694
NSL, Ltd.	15,000	18,016
Oceanus Group, Ltd.	707,000	46,655
OKP Holdings, Ltd.	17,000	8,313
Orchard Parade Holdings, Ltd.	79,255	114,432
OSIM International, Ltd. (a)	109,000	109,637
Otto Marine, Ltd.	348,000	35,234
Overseas Union Enterprise, Ltd.	16,000	29,904
Pan Pacific Hotels Group, Ltd.	84,000	123,005
Pan-United Corp., Ltd.	68,000	28,389
Petra Foods, Ltd.	90,000	173,950
Popular Holdings, Ltd.	33,000	4,726
PSC Corp., Ltd.	19,000	3,478
QAF, Ltd.	91,492	54,562
Raffles Education Corp., Ltd. (b)	344,479	126,241
Raffles Medical Group, Ltd.	101,207	186,753
Riverstone Holdings, Ltd.	20,000	6,920
Rotary Engineering, Ltd.	128,000	72,264
Roxy-Pacific Holdings, Ltd.	106,000	47,206
Sapphire Corp., Ltd.	26,000	3,331
SBS Transit, Ltd.	11,500	15,690
SC Global Developments, Ltd.	115,000	97,840
See Hup Seng, Ltd.	48,000	8,397
Sim Lian Group, Ltd.	37,500	18,638
Sinarmas Land, Ltd.	814,000	226,367
Singapore Post, Ltd.	489,544	397,641
Singapore Reinsurance Corp., Ltd.	1,000	207
Sinostar PEC Holdings, Ltd. (a)	43,000	6,845
Sinotel Technologies, Ltd. (a)	128,000	17,984
Spice i2i, Ltd.	1,662,000	43,695

MSF-110

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Stamford Land Corp., Ltd.	205,000	$90,663
STX OSV Holdings, Ltd.	58,000	81,381
Sunningdale Tech, Ltd.	157,000	16,606
SunVic Chemical Holdings, Ltd.	143,000	44,314
Super Coffeemix Manufacturing, Ltd.	66,000	94,749
Swiber Holdings, Ltd. (a) (b)	207,000	110,251
Swissco Holdings, Ltd. (a)	46,000	7,886
Tat Hong Holdings, Ltd.	107,000	79,146
Technics Oil & Gas, Ltd.	85,000	62,186
Thakral Corp., Ltd.	197,000	4,542
The Hour Glass, Ltd.	31,000	32,789
Tiger Airways Holdings, Ltd. (a) (b)	238,500	146,014
Tiong Woon Corp. Holding, Ltd.	46,250	8,671
Transcu Group, Ltd. (c)	388,000	15,433
Tuan Sing Holdings, Ltd. (b)	299,657	72,727
UMS Holdings, Ltd.	91,000	34,725
United Engineers, Ltd.	96,000	192,400
United Envirotech, Ltd.	149,000	40,498
United Fiber System, Ltd.	426,950	17,064
United Overseas Insurance, Ltd.	4,000	10,883
UOB-Kay Hian Holdings, Ltd. (b)	118,000	158,626
Venture Corp., Ltd.	30,000	203,772
Vicom, Ltd.	2,000	6,809
WBL Corp, Ltd.	31,000	88,003
Wee Hur Holdings, Ltd.	72,000	16,017
Wheelock Properties S, Ltd. (b)	104,000	156,063
Wing Tai Holdings, Ltd. (b)	209,000	213,599
YHI International, Ltd.	62,000	17,737
Yongnam Holdings, Ltd. (b)	492,000	99,804

		9,515,974

Spain—1.8%
Abengoa S.A. (b)	20,451	373,146
Almirall S.A. (a) (b)	33,385	290,655
Amper S.A.	11,902	33,314
Antena 3 de Television S.A.	35,378	211,639
Azkoyen S.A. (a) (b)	1,608	3,955
Banco Popular Espanol S.A. (b)	14,776	53,036
Bankinter S.A. (b)	136,629	716,858
Baron de Ley (a) (b)	1,446	86,256
Bolsas y Mercados Espanoles	31,742	813,971
Caja de Ahorros del Mediterraneo (b) (c)	14,621	0
Campofrio Alimentacion S.A.	11,649	99,790
Cementos Portland Valderrivas S.A.	7,045	66,161
Cie Automotive S.A. (a) (b)	19,638	147,038
Codere S.A. (a)	11,050	102,622
Construcciones y Auxiliar de Ferrocarriles S.A.	858	465,497
Deoleo S.A. (b)	161,532	91,504
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,126	17,507
Distribuidora Internacional de Alimentacion S.A. (a)	72,242	358,045
Duro Felguera S.A.	44,406	288,311
Ebro Puleva S.A.	38,664	750,428
Elecnor S.A.	3,026	37,122
Ercros S.A. (a)	60,314	46,683
Faes Farma S.A. (Continuous Shares)	97,454	201,597
Fersa Energias Renovables S.A.	8,580	5,721
Fluidra S.A.	8,412	28,268

Security Description	Shares	Value

Spain—(Continued)
Fomento de Construcciones y Contratas S.A. (b)	14,852	$331,991
Gamesa Corp. Tecnologica S.A. (b)	64,539	205,302
General de Alquiler de Maquinaria S.A. (Rights Issue) (a) (b)	3,636	3,833
Grifols S.A. (b)	22,829	487,812
Grupo Catalana Occidente S.A.	26,168	455,146
Grupo Empresarial Ence S.A. (Rights Issue) (b)	94,231	234,542
Grupo Ezentis S.A. (a) (b)	95,050	19,232
Iberpapel Gestion S.A.	77	1,296
Immobiliaria Colonial S.A. (a)	10,263	21,334
Indra Sistemas S.A. (b)	42,586	521,218
Jazztel plc (a)	88,160	572,595
La Seda de Barcelona S.A. (b)	1,701,904	58,984
Laboratorios Farmaceuticos Rovi S.A.	4,182	28,167
Mediaset Espana Comunicacion S.A. (b)	73,737	423,489
Melia Hotels International S.A. (b)	33,769	229,710
Miquel y Costas & Miquel S.A.	5,284	142,667
Natra S.A.	7,533	11,255
Natraceutical S.A. (a)	55,038	11,519
NH Hoteles S.A. (b)	53,239	194,038
Obrascon Huarte Lain S.A.	20,932	623,333
Papeles y Cartones de Europa S.A.	15,147	54,924
Pescanova S.A.	4,620	146,330
Prim S.A. (b)	3,013	14,628
Promotora de Informaciones S.A. (b)	108,971	83,556
Prosegur Cia de Seguridad S.A. (b)	8,913	521,742
Quabit Inmobiliaria S.A.	89,523	6,213
Realia Business S.A.	74,911	93,899
Renta Corp. Real Estate S.A.	1,182	1,568
Reyal Urbis S.A. (a)	5,483	2,303
Sacyr Vallehermoso S.A. (Rights Issue) (a) (b)	51,848	157,817
Service Point Solutions S.A.	38,109	8,232
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	43,181
Solaria Energia y Medio Ambiente S.A. (a) (b)	19,439	18,679
Tecnicas Reunidas S.A. (b)	12,523	521,899
Telecomunicaciones y Energia (a)	13,592	28,516
Tubacex S.A. (b)	55,282	149,705
Tubos Reunidos S.A. (b)	52,975	141,578
Unipapel S.A.	5,653	74,796
Vidrala S.A. (b)	9,644	251,506
Viscofan S.A.	19,980	894,651
Vocento S.A.	5,362	14,548
Vueling Airlines S.A. (b)	3,389	22,454
Zeltia S.A. (b)	82,232	176,840

		13,296,152

Sweden—3.3%
AarhusKarlshamn AB	12,245	386,726
Acando AB	32,257	76,050
Active Biotech AB (a) (b)	23,620	166,770
AddNode AB	1,849	10,008
AddTech AB	7,413	203,997
AF AB	19,056	395,193
Alliance Oil Co., Ltd. (a) (b)	20,424	225,698
Arise Windpower AB (a)	3,019	15,938
Atrium Ljungberg AB	3,624	43,109
Avanza Bank Holding AB	9,976	280,550
Axfood AB	11,044	396,858

MSF-111

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Axis Communications AB	20,453	$552,545
B&B Tools AB	9,673	86,696
BE Group AB	15,296	58,940
Beijer AB G&L	3,048	124,065
Beijer Alma AB	9,800	174,208
Beijer Electronics AB	4,657	50,020
Betsson AB (a)	12,695	373,576
Bilia AB	10,743	212,513
Billerud AB	52,200	483,616
BioGaia AB (a)	7,432	213,509
Biolnvent International AB (a) (b)	30,656	78,861
Biotage AB (a)	9,068	9,731
Bjoern Borg AB	8,745	65,682
Bure Equity AB	31,168	82,484
Byggmax Group AB	17,949	115,487
Castellum AB (b)	70,347	887,278
CDON Group AB (a)	28,921	247,066
Cision AB	2,371	12,903
Clas Ohlson AB (b)	18,174	287,911
Concentric AB (a)	32,613	263,917
Concordia Maritime AB	4,217	9,186
Connecta AB	4,752	54,415
CyberCom Group Europe AB (a)	726	1,422
Diamyd Medical AB (a)	4,923	7,561
Doro AB	8,437	35,578
Duni AB	16,128	148,215
East Capital Explorer AB (a)	7,088	59,686
Enea AB (a)	4,197	28,635
Eniro AB (b)	39,709	92,990
Etrion Corp. (a) (b)	21,649	11,385
Fabege AB (b)	68,846	593,414
Fagerhult AB	2,130	63,600
Fastighets AB Balder	30,416	149,644
Fenix Outdoor AB	384	10,159
Gunnebo AB	16,625	84,517
Hakon Invest AB	23,520	407,442
Haldex AB	28,206	185,299
Hexpol AB	9,493	323,199
HIQ International AB	27,843	163,253
HMS Networks AB	709	11,416
Hoganas AB	11,623	424,074
Holmen AB (Series B)	26,211	719,536
Hufvudstaden AB (b)	15,492	163,728
Husqvarna AB (Series A)	2,736	16,381
Husqvarna AB (Series B) (b)	76,530	461,571
Industrial & Financial Systems (b)	11,624	182,299
Indutrade AB	5,694	176,974
Intrum Justitia AB	32,031	532,611
JM AB	43,554	806,919
KappAhl Holding AB	21,043	22,264
Karo Bio AB (a)	21,346	904
Klovern AB	22,837	86,607
KNOW IT AB	10,336	104,484
Kungsleden AB	64,238	446,761
Lagercrantz AB	7,798	67,435
Lindab International AB	33,493	267,771
Loomis AB	31,940	456,277
Lundin Petroleum AB (a)	61,778	1,325,506
Meda AB	74,696	712,466

Security Description	Shares	Value

Sweden—(Continued)
Medivir AB (a)	8,205	$83,853
Mekonomen AB	8,107	260,584
Micronic Laser Systems AB (a)	46,878	86,505
MQ Holding AB	7,348	28,212
NCC AB (Series A)	2,849	59,835
NCC AB (Series B)	38,577	813,024
Nederman Holding AB	932	16,914
Net Entertainment NE AB	14,304	137,975
Net Insight AB (a)	90,019	27,211
New Wave Group AB (b)	24,483	126,545
Nibe Industrier AB	39,620	633,416
Nobia AB (b)	85,548	403,278
Nolato AB	9,090	96,614
Nordic Mines AB (a)	2,720	19,215
Nordnet AB	48,099	170,866
Orexo AB (a)	4,400	17,233
Oriflame Cosmetics S.A. (b)	11,008	424,931
PA Resources AB (a)	225,108	58,132
Peab AB	77,532	395,912
Pricer AB (b)	50,275	94,733
Proact IT Group AB	4,203	91,794
Probi AB	1,377	12,916
Proffice AB (a)	32,500	126,001
RaySearch Laboratories AB	5,098	18,342
ReadSoft AB (a)	3,975	13,338
Rederi AB Transatlantic	6,507	9,095
Rezidor Hotel Group AB	35,478	127,589
rnb Retail and Brands AB	29,440	14,385
Saab AB	27,146	507,097
Sagax AB	1,051	28,987
Sandvik AB	1	9
SAS AB (a) (b)	62,080	78,362
Sectra AB	2,471	15,810
Securitas AB	18,508	178,620
Semcon AB (a)	2,592	14,883
SkiStar AB	11,837	144,491
SSAB AB (Series A) (b)	42,402	401,153
SSAB AB (Series B) (b)	12,520	102,393
Studsvik AB	3,095	22,366
Sweco AB	17,542	190,226
Swedish Orphan Biovitrum AB (a)	60,663	205,480
Systemair AB	3,634	46,571
TradeDoubler AB	19,476	91,566
Trelleborg AB	120,550	1,258,216
Unibet Group plc	14,108	395,840
Vitrolife AB	7,246	53,764
Wallenstam AB	40,289	391,343
Wihlborgs Fastigheter AB	29,314	414,340

		24,907,454

Switzerland—4.8%
Acino Holding AG	1,856	220,853
Advanced Digital Broadcast Holdings S.A. (a)	557	7,662
Affichage Holding Genf	589	103,775
AFG Arbonia-Forster Holding	6,216	140,768
Allreal Holding AG	5,325	870,367
Aryzta AG	29,277	1,446,154
Ascom Holding AG	14,464	138,945
Austriamicrosystems AG (a)	5,826	415,133

MSF-112

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Autoneum Holding AG (a)	1,196	$67,504
Bachem Holding AG	1,755	73,407
Baloise Holdings AG	1,153	92,902
Bank Coop AG	2,984	204,946
Bank Sarasin & Cie AG	15,300	479,683
Banque Cantonale de Geneve	115	25,859
Banque Cantonale Vaudoise	2,061	1,092,901
Banque Privee Edmond de Rothschild S.A.	3	78,227
Basilea Pharmaceutica, Ltd. (a)	3,872	217,177
Belimo Holding AG	211	407,885
Bell Holding AG	60	123,710
Bellevue Group AG	2,584	38,523
Berner Kantonalbank AG (b)	1,758	492,747
BKW S.A. (a)	6,162	221,306
Bobst Group AG	4,818	144,293
Bossard Holding AG	1,166	181,846
Bucher Industries AG	2,634	558,501
Burckhardt Compression Holding AG	1,496	410,537
Burkhalter Holding AG (a)	66	18,642
Carlo Gavazzi Holding AG	49	11,362
Centralschweizerische Kraftwerke AG	215	79,777
Cham Paper Holding AG	123	21,953
Charles Voegele Holding AG	4,263	92,942
Cicor Technologies (a)	298	10,814
Clariant AG	60,405	834,183
Coltene Holding AG	958	32,899
Compagnie Financiere Tradition S.A.	826	66,307
Conzzeta AG	31	71,256
Daetwyler Holding AG	3,057	259,100
Dufry AG	7,677	1,002,865
EFG International AG	23,287	226,823
Emmi AG	1,101	240,223
EMS-Chemie Holding AG	1,899	359,580
Energiedienst Holding AG	2,585	137,429
Flughafen Zuerich AG	1,613	624,605
Forbo Holding AG	1,023	747,839
Galenica AG (b)	2,405	1,572,347
GAM Holding, Ltd.	92,600	1,349,506
Gategroup Holding AG (a)	13,487	494,400
Georg Fischer AG (a)	2,283	1,046,191
Gottex Fund Management Holdings, Ltd.	1,827	5,460
Gurit Holding AG	212	121,477
Helvetia Holding AG	2,469	915,149
Huber & Suhner AG	5,591	262,833
Implenia AG (a)	6,225	213,043
Inficon Holding AG	765	169,488
Interroll Holding AG	237	89,853
Intershop Holding AG	524	191,583
Jungfraubahn Holding AG	62	3,973
Kaba Holding AG	1,057	408,658
Kardex AG	2,551	45,452
Komax Holding AG	1,660	174,270
Kudelski S.A.	18,698	134,025
Kuoni Reisen Holding AG	1,892	696,321
LEM Holding S.A.	273	149,532
Liechtensteinische Landesbank AG	2,166	88,842
LifeWatch AG (a)	4,907	45,491
Logitech International S.A. (a) (b)	73,593	573,394
Lonza Group AG	21,062	1,088,153

Security Description	Shares	Value

Switzerland—(Continued)
Luzerner Kantonalbank AG	1,293	$451,294
Metall Zug AG	56	228,295
Meyer Burger Technology AG (a) (b)	14,182	232,202
Micronas Semiconductor Holding AG	14,106	159,287
Mikron Holding AG (a)	474	3,150
Mobilezone Holding AG	15,293	173,686
Mobimo Holding AG (a)	2,365	577,271
Myriad Group AG (a)	18,675	81,799
Nobel Biocare Holding AG (b)	57,298	717,224
OC Oerlikon Corp. AG (a)	101,100	896,404
Orascom Development Holding AG (a)	2,069	40,141
Orell Fuessli Holding AG	428	48,465
Orior AG (a)	1,017	55,220
Panalpina Welttransport Holding AG	5,392	576,425
Partners Group Holding AG	798	155,685
Phoenix Mecano AG	324	192,008
Precious Woods Holding AG (a)	752	7,296
PSP Swiss Property AG	2,635	234,299
PubliGroupe AG	677	100,533
Rieter Holding AG	1,340	228,747
Romande Energie Holding S.A.	120	159,430
Schaffner Holding AG	238	68,475
Schmolz & Bickenback AG (b)	19,416	133,117
Schweiter Technologies AG	439	253,455
Schweizerische National-Versicherungs-Gesellschaft	7,765	307,571
Siegfried Holding AG	1,345	138,283
St. Galler Kantonalbank	1,176	495,019
Straumann Holding AG	2,754	468,348
Sulzer AG	335	47,669
Swiss Life Holding AG (a)	9,309	1,107,844
Swisslog Holding AG (a)	139,223	134,064
Swissquote Group Holding S.A.	5,895	227,895
Tamedia AG	694	87,421
Tecan Group AG (b)	5,348	394,009
Temenos Group AG (a) (b)	30,376	561,480
Tornos S.A.	2,209	24,609
U-Blox AG (a)	2,533	125,024
Uster Technologies AG (a)	1,079	55,398
Valiant Holding	7,115	874,881
Valora Holding AG	1,627	373,018
Vaudoise Assurances Holding S.A.	446	131,117
Verwaltungs- und Privat-Bank AG	2,343	198,906
Vetropack Holding AG	115	225,805
Von Roll Holding AG (b)	24,766	76,922
Vontobel Holding AG	11,662	295,984
VZ Holding AG	490	55,927
Walliser Kantonalbank	102	96,030
Walter Meier AG	308	75,054
Ypsomed Holding AG (a) (b)	2,012	122,484
Zehnder Group AG	4,828	357,732
Zueblin Immobilien Holding AG (a)	3,362	9,384
Zuger Kantonalbank AG	47	265,583

		36,041,020

United Kingdom—20.4%
4imprint Group plc	6,953	32,941
888 Holdings plc (a)	59,243	60,177
A.G. BARR plc	16,335	308,487

MSF-113

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Aberdeen Asset Management plc	342,028	$1,405,932
Acal plc	9,528	32,674
Aegis Group plc	334,975	989,540
Afren plc (a)	446,846	954,706
African Barrick Gold plc	28,594	175,586
Aga Rangemaster Group plc	12,636	18,010
Air Partner plc	992	4,284
Allied Gold Mining plc (a)	51,653	98,361
Amlin plc	302,061	1,593,952
Anglo Pacific Group plc	29,836	150,031
Anglo-Eastern Plantations plc	3,660	44,844
Anite plc	150,636	312,636
Arena Leisure plc	56,506	39,787
Ashmore Group plc (b)	69,220	406,992
Ashtead Group plc	288,080	1,192,332
Atkins WS plc	76,087	893,148
Aveva Group plc	36,046	954,801
Avon Rubber plc	12,592	58,627
Babcock International Group plc	160,184	2,039,846
Balfour Beatty plc	331,723	1,516,978
Barratt Developments plc (a)	470,342	1,062,401
BBA Avation plc	288,870	988,671
Beazley plc	386,682	862,426
Bellway plc	82,065	1,074,715
Berendsen plc	106,561	889,545
Berkeley Group Holdings plc	70,062	1,480,739
Betfair Group plc (b)	17,195	239,069
Bioquell plc (a)	5,000	9,797
Bloomsbury Publishing plc	30,485	53,076
Bodycote plc	105,830	653,281
Booker Group plc	366,133	493,506
Bovis Homes Group plc (b)	81,630	628,774
Braemar Shipping Services plc	4,633	30,174
Brammer plc	26,261	142,787
Brewin Dolphin Holdings plc	139,578	395,240
British Polythene Industries	7,443	40,892
Britvic plc	128,968	793,454
BTG plc (a)	147,759	788,595
Bunzl plc	56,642	909,279
Bwin.Party Digital Entertainment plc (a)	248,132	614,887
Cable & Wireless Communications plc	1,218,734	629,117
Cable & Wireless Worldwide plc	264,550	144,109
Cadogan Petroleum plc (a)	10,341	5,186
Cairn Energy plc (a)	147,714	764,708
Camellia plc	24	3,704
Canaccord Financial, Inc.	4,370	35,300
Cape plc	57,741	380,925
Capital & Counties Properties plc	107,134	329,154
Capital & Regional plc (a)	37,528	19,506
Carclo plc	14,763	87,553
Carillion plc	238,276	1,138,504
Carpetright plc (b)	22,006	241,638
Castings plc	710	3,485
Catlin Group, Ltd.	266,277	1,729,094
Centamin plc (a)	155,705	171,499
Centaur Media plc	92,526	57,351
Charles Stanley Group plc	548	2,590
Charles Taylor Consulting plc	428	1,037
Chemring Group plc	98,395	641,963

Security Description	Shares	Value

United Kingdom—(Continued)
Chesnara plc	39,540	$118,264
Chime Communications plc	14,750	51,854
Cineworld Group plc	41,025	142,627
Clarkson plc	1,300	27,337
Close Brothers Group plc	98,159	1,232,914
Cobham plc	450,363	1,649,416
Colt Telecom Group S.A. (a)	208,005	348,985
Computacenter plc	54,448	383,949
Consort Medical plc	18,608	186,975
Cookson Group plc (b)	143,370	1,587,941
Corin Group plc	16,154	10,591
Costain Group plc (b)	10,772	37,967
Cranswick plc	28,895	371,984
Creston plc	3,500	3,472
Croda International	78,047	2,630,284
CSR plc (a)	105,291	387,769
Daily Mail & General Trust	156,527	1,129,816
Dairy Crest Group plc (b)	83,632	445,501
De La Rue plc	53,213	766,509
Debenhams plc	788,181	1,017,938
Dechra Pharmaceuticals plc	29,549	231,241
Development Securities plc	42,413	108,328
Devro plc	84,482	413,478
Dialight plc	14,199	208,931
Dignity plc	29,698	385,612
Diploma plc	66,306	477,206
Dixons Retail plc (a)	2,026,146	604,041
Domino Printing Sciences	70,471	628,786
Domino’s Pizza UK & IRL plc (b)	56,803	392,482
Drax Group plc	178,559	1,556,884
DS Smith plc	529,602	1,516,061
Dunelm Group plc	11,505	95,466
E2V Technologies plc (b)	50,544	98,821
easyJet plc	93,444	725,665
Electrocomponents plc (b)	176,948	700,964
Elementis plc	255,861	755,014
EnQuest plc (a)	255,471	514,965
EnQuest plc (SEK) (a)	86,759	174,373
Enterprise Inns plc	279,183	263,256
Euromoney Institutional Investor plc	20,461	248,675
Exillon Energy plc (a)	14,549	39,345
F&C Asset Management plc	295,113	315,950
Fenner plc	97,479	676,779
Ferrexpo plc	57,808	282,274
Fiberweb plc	70,210	68,777
Fidessa Group plc	19,095	505,809
Filtrona plc	129,023	980,077
Findel plc (a)	140,049	8,178
FirstGroup plc	199,516	758,194
Fortune Oil plc (a)	323,596	53,039
French Connection Group plc	17,221	13,280
Fuller, Smith & Turner plc	5,843	66,825
Galliford Try plc (b)	36,367	363,999
Gem Diamonds, Ltd.	61,908	270,622
Genus plc	36,981	754,513
GlobeOp Financial Services S.A.	2,304	18,214
Go-Ahead Group plc	16,662	331,896
Greencore Group plc (EUR)	192,245	234,438
Greene King plc	107,732	883,539

MSF-114

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Greggs plc	54,722	$455,814
Halfords Group plc	115,745	575,676
Halma plc	198,998	1,212,849
Hansard Global plc	6,197	14,624
Hardy Oil & Gas plc	14,946	36,623
Hardy Underwriting Bermuda, Ltd.	10,474	46,358
Hargreaves Lansdown plc	121,563	947,495
Hays plc	644,027	868,298
Headlam Group plc	56,842	269,109
Helical Bar plc	61,441	186,400
Helphire plc	40,476	1,229
Henderson Group plc	485,556	992,307
Heritage Oil plc (a) (b)	105,352	235,929
Hikma Pharmaceuticals plc (b)	82,141	892,719
Hill & Smith Holdings plc	34,599	185,441
Hilton Food Group, Ltd.	559	2,563
Hiscox, Ltd.	228,631	1,448,866
HMV Group plc (b)	209,159	15,050
Hochschild Mining plc	69,571	516,272
Hogg Robinson Group plc	71,353	80,177
Home Retail Group plc	308,336	561,718
Homeserve plc	170,640	637,501
Hornby plc	1,884	2,863
Howden Joinery Group plc (a)	345,962	687,909
Hunting plc	54,115	819,529
Huntsworth plc	11,348	9,622
Hyder Consulting plc	16,097	106,665
ICAP plc	6,460	40,598
IG Group Holdings plc	146,431	1,055,094
Imagination Technologies Group plc (a)	65,593	719,621
IMI plc	591	9,192
Inchcape plc (a)	216,462	1,301,603
Informa plc	293,165	2,072,936
Inmarsat plc	169,614	1,248,588
Innovation Group plc (a)	510,672	163,349
Intermediate Capital Group plc	56,516	261,537
International Ferro Metals, Ltd.	82,765	21,164
International Personal Finance plc	167,310	718,740
Interserve plc	82,100	382,389
Invensys plc	44,109	140,650
IP Group plc (a)	88,176	188,969
ITE Group plc	123,011	437,304
James Fisher & Sons plc	14,603	139,207
Jardine Lloyd Thompson Group plc (b)	80,781	902,703
JD Sports Fashion plc	9,241	117,535
JD Wetherspoon plc	57,847	380,581
JJB Sports plc (a) (b)	14,374	2,299
JKX Oil & Gas plc	42,658	109,091
John Menzies plc	14,291	137,204
John Wood Group plc	140,393	1,612,458
Johnston Press plc (b)	182,050	18,950
Jupiter Fund Management plc	83,398	332,606
Kcom Group plc	394,746	464,013
Keller Group plc	24,891	175,423
Kesa Electricals plc (b)	187,888	210,719
Kier Group plc	19,645	356,687
Kofax plc	17,522	85,778
Ladbrokes plc	533,684	1,365,781
Laird plc	127,893	440,042

Security Description	Shares	Value

United Kingdom—(Continued)
Lamprell plc	113,934	$624,793
Lancashire Holdings, Ltd.	51,046	641,115
Latchways plc	918	15,493
Lavendon Group plc	34,608	66,976
Logica plc	784,009	1,247,811
London Stock Exchange Group plc	62,061	1,026,754
Lonmin plc	34,446	564,207
Lookers plc	114,575	114,510
Low & Bonar plc	25,797	25,170
LSL Property Services plc	1,300	5,718
Marshalls plc	58,202	91,685
Marston’s plc	337,333	528,978
Mcbride plc	112,043	220,354
Mears Group plc	42,505	173,644
Mecom Group plc (a)	32,829	94,728
Meggitt plc	422,113	2,725,763
Melrose plc	168,163	1,137,677
Melrose Resources plc	23,085	45,387
Michael Page International plc (b)	131,245	1,009,017
Micro Focus International plc	84,783	641,194
Millennium & Copthorne Hotels plc	87,881	675,134
Misys plc	218,278	1,250,472
Mitchells & Butlers plc	110,356	476,664
Mitie Group (b)	176,827	790,207
Mondi plc	184,306	1,736,457
Moneysupermarket.com Group plc	132,032	267,904
Morgan Crucible Co.	171,398	882,150
Morgan Sindall plc	15,583	168,924
Mothercare plc (b)	53,760	142,877
Mouchel Group plc	32,678	4,834
N. Brown Group plc	92,789	344,465
Namakwa Diamonds, Ltd. (a)	9,591	812
National Express Group plc	318,383	1,226,331
NCC Group plc	11,269	162,223
New World Resources plc	10,956	74,812
Northgate plc	46,526	157,165
Novae Group plc	15,368	88,478
Optos plc (a)	18,011	73,220
Oxford Biomedica plc (a)	67,707	3,356
Oxford Instruments plc	26,744	519,625
Pace plc	116,158	138,858
PayPoint plc	30,239	301,116
Pendragon plc (a)	219,844	47,462
Pennon Group plc	145,591	1,656,294
Persimmon plc	199,016	2,043,467
Petropavlovsk plc	81,003	720,922
Phoenix Group Holdings plc	5,947	53,768
Phoenix IT Group, Ltd.	21,830	67,971
Photo-Me International plc	13,571	9,877
Premier Farnell plc	194,041	666,765
Premier Foods plc	876,465	227,745
Premier Oil plc (a)	214,258	1,346,218
Provident Financial plc	72,330	1,326,218
Psion plc	47,475	47,264
Punch Taverns plc	291,265	54,736
PV Crystalox Solar plc (a)	147,211	10,005
PZ Cussons plc	133,219	638,577
QinetiQ plc	338,186	861,354
Quintain Estates & Development plc (a)	185,241	114,038

MSF-115

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Rathbone Brothers	24,973	$509,882
Raven Russia, Ltd.	33,664	34,613
REA Holdings plc	1,120	12,732
Redrow plc (b)	145,458	300,251
Regus plc	350,864	637,258
Renishaw plc	21,312	453,102
Renold plc (a)	49,471	28,888
Renovo Group plc	13,825	3,623
Rentokil Initial plc	865,652	1,181,644
Restaurant Group plc	107,334	508,161
Ricardo plc	7,893	45,392
Rightmove plc	51,550	1,198,779
RM plc	49,467	61,361
Robert Walters plc	16,165	63,342
Rotork plc	46,393	1,520,232
RPC Group plc	90,094	530,226
RPS Group plc	133,244	505,117
Safestore Holdings plc	104,506	197,198
Salamander Energy plc (a)	86,154	296,177
Savills plc	78,859	476,484
SDL plc (a)	52,526	621,266
Senior plc	201,675	644,565
Severfield-Rowen plc	37,540	108,216
Shanks Group plc	246,393	389,021
SIG plc	288,607	541,491
Smiths News plc	93,088	132,141
Soco International plc (a)	103,791	492,128
Spectris plc	75,025	2,162,064
Speedy Hire plc	137,222	60,336
Spirax-Sarco Engineering plc	42,679	1,425,465
Spirent Communications plc	344,790	884,715
Spirit Pub Co. plc (a)	298,043	293,576
Sportech plc (a)	6,604	5,347
Sports Direct International plc	48,604	224,995
ST Modwen Properties plc	82,945	245,154
St. James’s Place plc (b)	87,109	492,095
Stagecoach Group plc	207,543	847,406
Sthree plc	46,452	249,202
SuperGroup plc (a)	5,158	50,840
Synergy Health plc	29,503	400,835
T. Clarke plc	1,419	1,157
TalkTalk Telecom Group plc (a) (b)	188,301	410,906
Talvivaara Mining Co. plc (a)	40,983	158,109
Tate & Lyle plc	4,774	53,828
Taylor Wimpey plc (a)	1,648,812	1,357,939
Ted Baker plc	4,361	57,077
Telecity Group plc (a)	45,378	535,455
Telecom Plus plc	24,404	270,011
The Vitec Group plc	9,074	97,658
Thomas Cook Group plc (b)	367,921	132,275
Thorntons plc	20,000	8,882
Topps Tiles plc	106,295	66,738
Torotrak plc (a)	15,625	10,248
Travis Perkins plc	125,434	2,168,417
Tribal Group plc	14,405	17,575
Trinity Mirror plc	158,282	94,931
TT electronics plc	95,954	249,849
TUI Travel plc (b)	102,576	321,809
Tullett Prebon plc	133,791	749,422

Security Description	Shares	Value

United Kingdom—(Continued)
UK Coal plc (a)	102,884	$27,170
UK Mail Group plc	1,868	7,326
Ultra Electronics Holdings plc	12,832	358,834
Umeco plc	11,175	69,422
Unite Group plc (a)	128,010	403,945
United Business Media, Ltd.	130,376	1,307,272
UTV Media plc	54,341	130,376
Vectura Group plc (a)	199,135	172,713
Victrex plc	43,917	947,466
Vislink plc	37,188	18,736
Volex Group plc (a)	14,989	61,678
WH Smith plc	85,603	746,902
William Hill plc	427,789	1,787,816
Wincanton plc	67,693	75,509
Wolfson Microelectronics plc (a)	84,440	253,442
WSP Group plc	21,420	86,816
Xaar plc	19,443	74,673
Xchanging plc	127,657	193,617
XP Power, Ltd.	3,301	59,533
Yell Group plc (a) (b)	1,399,802	83,651
Yule Catto & Co. plc	154,465	612,370

		151,959,522

United States—0.0%
Colfax Corp. (a)	1	16

Total Common Stock (Identified Cost $637,698,099)		739,422,540

Rights—0.1%

Australia—0.0%
Apex Minerals NL (a)	2,137,562	0
Bank of Queensland, Ltd. (a)	19,274	24,557
OPUS Group (a) (c)	6,037	0

		24,557

Finland—0.1%
Outokumpu Oyj (a) (b) (c)	57,732	332,628

Spain—0.0%
Banco Popular Espanol S.A. (a)	29,197	1,360

Total Rights (Identified Cost $532,866)		358,545

Preferred Stock—0.0%

Sweden—0.0%
Klovern AB	571	11,693

Total Preferred Stock (Identified Cost $12,280)		11,693

MSF-116

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Units—0.0%

Security Description	Shares/Par Amount	Value

Ireland—0.0%
Irish Continental Group plc	130	$2,713

Total Units (Identified Cost $2,673)		2,713

Warrants—0.0%

Australia—0.0%
Beach Energy, Ltd., expires 04/20/12 (a)	63,658	4,616
Resource & Investment NL, expires 05/31/13, strike AUD 0.60 (a) (b)	1,037	107

		4,723

Canada—0.0%
Duluth Metals, Ltd. (a) (b)	933	421

Hong Kong—0.0%
Allied Properties HK, Ltd., expires 06/13/16, strike HKD 2.00 (a)	354,804	5,026
Cheuk Nang Holdings, Ltd., expires 04/22/13, strike HKD 2.10 (a)	2,832	441

		5,467

Norway—0.0%
BWG Homes ASA, expires 04/10/12 (a)	3,011	370

Singapore—0.0%
AFP Properties, Ltd., expires 11/18/15, strike SGD 0.10 (a)	186,223	28,147
Transcu Group, Ltd., expires 09/01/13, strike SGD 0.04 (a) (c)	97,000	1,544

		29,691

Total Warrants (Identified Cost $36,550)		40,672

Short Term Investments—22.1%

United States—22.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $798,001 on 04/02/12, collateralized by $815,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $818,056.	$798,000	798,000
State Street Navigator Securities Lending Prime Portfolio (d)	164,244,443	164,244,443

Total Short Term Investments (Identified Cost $165,042,443)		165,042,443

Total Investments—121.3% (Identified Cost $803,324,911) (e)		904,878,606
Liabilities in excess of other assets		(158,910,691)

Net Assets—100.0%		$745,967,915

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $157,801,093 and the collateral received consisted of cash in the amount of $164,244,443 and non-cash collateral with a value of $2,052,812. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $803,324,911. The aggregate unrealized appreciation and depreciation of investments was $174,147,465 and $(72,593,770), respectively, resulting in net unrealized appreciation of $101,553,695 for federal income tax purposes.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.
(VVPR
Strip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(AUD)—	Australian Dollar
(EUR)—	Euro
(HKD)—	Hong Kong Dollar
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	U.S. Dollar

Ten Largest Industries as of March 31, 2012	% of Net Assets
Metals & Mining	5.9%
Machinery	5.7%
Commercial Banks	4.8%
Oil, Gas & Consumable Fuels	4.7%
Construction & Engineering	4.3%
Media	3.7%
Hotels, Restaurants & Leisure	3.5%
Chemicals	3.3%
Food Products	3.3%
Electronic Equipment, Instruments & Components	3.2%

MSF-117

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 are disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$135,938	$51,779,352	$56,356	$51,971,646
Austria	—	6,183,367	—	6,183,367
Belgium	—	8,516,783	52	8,516,835
Canada	82,968,674	—	—	82,968,674
Denmark	35,974	8,709,899	—	8,745,873
Finland	—	17,128,280	—	17,128,280
France	—	26,862,737	—	26,862,737
Germany	—	32,742,443	—	32,742,443
Greece	5,124	5,999,876	—	6,005,000
Hong Kong	515,215	14,076,487	305,677	14,897,379
Ireland	—	7,121,006	—	7,121,006
Israel	48,633	6,106,954	—	6,155,587
Italy	—	19,733,654	—	19,733,654
Japan	247,433	182,640,473	—	182,887,906
Netherlands	—	14,503,599	—	14,503,599
New Zealand	10,383	6,057,114	—	6,067,497
Norway	—	7,960,368	—	7,960,368
Portugal	—	3,250,551	—	3,250,551
Singapore	76,404	9,424,137	15,433	9,515,974
Spain	—	13,296,152	—	13,296,152
Sweden	7,285	24,900,169	—	24,907,454
Switzerland	—	36,041,020	—	36,041,020
United Kingdom	35,300	151,924,222	—	151,959,522
United States	16	—	—	16
Total Common Stock	84,086,379	654,958,643	377,518	739,422,540
Total Preferred Stock*	—	11,693	—	11,693
Rights
Australia	—	24,557	—	24,557
Finland	—	—	332,628	332,628
Spain	—	1,360	—	1,360
Total Rights	—	25,917	332,628	358,545
Total Units*	—	2,713	—	2,713
Warrants
Australia	107	4,616	—	4,723
Canada	421	—	—	421
Hong Kong	5,467	—	—	5,467
Norway	—	370	—	370
Singapore	28,147	—	1,544	29,691
Total Warrants	34,142	4,986	1,544	40,672
Total Short Term Investments*	164,244,443	798,000	—	165,042,443
Total Investments	$248,364,964	$655,801,952	$711,690	$904,878,606

*	See Schedule of Investments for additional detailed categorizations.

MSF-118

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

The following table details transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$ 433,132	$1,163,444	$1,163,444	$433,132

Common stock was transferred from Level 2 to Level 1 due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights	Warrants	Total
Balance as of December 31, 2011	$131,695	$0	$1,498	$133,193
Transfers into level 3	377,077	0	0	377,077
Transfers out of level 3	0	0	0	0
Accrued discounts/premiums	0	0	0	0
Realized gain (loss)	(48,243)	0	46	(48,197)
Change in unrealized appreciation (depreciation)	21,802	(198,707)	0	(176,905)
Security purchases	2,806	531,335	0	534,141
Security sales	(107,619)	0	0	(107,619)

Balance as of March 31, 2012	$377,518	$332,628	$1,544	$711,690

The change in unrealized depreciation on investments held at March 31, 2012 was $(253,127). Common stock transfers into level 3 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

MSF-119

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock Bond Income Portfolio, (Class A) (a)	1,082,848	$121,679,582
BlackRock High Yield Portfolio, (Class A) (b)	812,108	7,219,636
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	251,945	7,266,089
Clarion Global Real Estate Portfolio, (Class A) (b)	694,237	7,254,776
Davis Venture Value Portfolio, (Class A) (a)	438,992	14,491,112
Harris Oakmark International Portfolio, (Class A) (b)	519,689	7,202,885
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	532,787	7,181,967
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	36,912	7,245,009
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	1,349,409	14,384,696
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b) (c)	4,259,169	43,017,609
Met/Templeton International Bond Portfolio, (Class A) (b)	1,171,368	14,337,540
MFS Research International Portfolio, (Class A) (b)	1,445,893	14,502,307
MFS Value Portfolio, (Class A) (a)	1,060,093	14,565,681
Neuberger Berman Genesis Portfolio, (Class A) (a)	561,434	7,264,962
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	5,906,789	71,590,282
PIMCO Total Return Portfolio, (Class A) (b)	12,641,491	157,639,392
Pioneer Fund Portfolio, (Class A) (b)	991,639	14,537,434

Security Description	Shares	Value

Affiliated Investment Companies— (Continued)
Rainier Large Cap Equity Portfolio, (Class A) (b)	815,089	$7,270,591
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	409,803	7,265,799
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	624,542	14,508,100
Third Avenue Small Cap Value Portfolio, (ClassA) (b)	956,746	14,475,561
Van Kampen Comstock Portfolio, (Class A) (b)	693,519	7,268,076
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	1,605,229	21,461,909
Western Asset Management U.S. Government Portfolio, (Class A) (a)	9,330,342	114,483,295

Total Mutual Funds (Identified Cost $674,569,215)		718,114,290

Total Investments—100.0% (Identified Cost $674,569,215) (d)		718,114,290
Liabilities in excess of other assets		(237,266)

Net Assets—100.0%		$717,877,024

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $674,569,215. The aggregate unrealized appreciation and depreciation of investments was $43,939,565 and $(394,490), respectively, resulting in net unrealized appreciation of $43,545,075 for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
BlackRock Bond Income	1,050,280	35,446	2,878	1,082,848
BlackRock High Yield	821,256	3,126	12,274	812,108
BlackRock Legacy Large Cap Growth	271,214	2,259	21,528	251,945
Clarion Global Real Estate	734,985	8,128	48,876	694,237
Davis Venture Value	459,596	4,220	24,824	438,992
Harris Oakmark International	573,530	11,730	65,571	519,689
Lord Abbett Bond Debenture	535,340	3,046	5,599	532,787
Met/Artisan Mid Cap Value	38,145	451	1,684	36,912
Met/Eaton Vance Floating Rate	1,318,335	34,780	3,706	1,349,409
Met/Franklin Low Duration Total Return	4,120,102	143,632	4,565	4,259,169
Met/Templeton International Bond	1,172,524	13,761	14,917	1,171,368
MFS Research International	1,508,671	34,876	97,654	1,445,893
MFS Value	1,117,823	7,527	65,257	1,060,093
Neuberger Berman Genesis	562,577	20,870	22,013	561,434
PIMCO Inflation Protected Bond	5,733,315	200,410	26,936	5,906,789
PIMCO Total Return	12,416,350	286,798	61,657	12,641,491
Pioneer Fund	1,020,401	15,920	44,682	991,639
Ranier Large Cap Equity	869,382	3,180	57,473	815,089
T. Rowe Price Large Cap Growth	454,994	800	45,991	409,803
T. Rowe Price Large Cap Value	657,235	6,638	39,331	624,542
Third Avenue Small Cap Value	998,112	28,847	70,213	956,746
Van Kampen Comstock	737,042	8,128	51,651	693,519
Western Asset Management Strategic Bond Opportunities	1,582,943	32,987	10,701	1,605,229
Western Asset Management U.S. Government	8,941,878	392,559	4,095	9,330,342

MSF-120

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Affiliated Issuers—(Continued)
Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
BlackRock Bond Income	$16,170	$0	$0	$121,679,582
BlackRock High Yield	13,069	0	0	7,219,636
BlackRock Legacy Large Cap Growth	(33,681)	0	0	7,266,089
Clarion Global Real Estate	(26,330)	0	0	7,254,776
Davis Venture Value	219,022	0	0	14,491,112
Harris Oakmark International	307,827	0	0	7,202,885
Lord Abbett Bond Debenture	6,341	0	0	7,181,967
Met/Artisan Mid Cap Value	55,000	0	0	7,245,009
Met/Eaton Vance Floating Rate	1,701	0	0	14,384,696
Met/Franklin Low Duration Total Return	42	0	0	43,017,609
Met/Templeton International Bond	22,592	0	0	14,337,540
MFS Research International	(187,808)	0	0	14,502,307
MFS Value	284,307	0	0	14,565,681
Neuberger Berman Genesis	(1,831)	0	0	7,264,962
PIMCO Inflation Protected Bond	28,837	0	0	71,590,282
PIMCO Total Return	(30,714)	0	0	157,639,392
Pioneer Fund	47,390	0	0	14,537,434
Ranier Large Cap Equity	(8,688)	0	0	7,270,591
T. Rowe Price Large Cap Growth	347,548	0	0	7,265,799
T. Rowe Price Large Cap Value	(39,262)	0	0	14,508,100
Third Avenue Small Cap Value	(90,522)	0	0	14,475,561
Van Kampen Comstock	(17,592)	0	0	7,268,076
Western Asset Management Strategic Bond Opportunities	6,696	0	0	21,461,909
Western Asset Management U.S. Government	1,422	0	0	114,483,295

	$921,536	$0	$0	$718,114,290

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$718,114,290	$—	$—	$718,114,290
Total Investments	$718,114,290	$—	$—	$718,114,290

MSF-121

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	1,917,571	$16,874,624
BlackRock Bond Income Portfolio, (Class A) (a)	1,777,789	199,770,112
BlackRock High Yield Portfolio, (Class A) (b)	1,902,150	16,910,117
BlackRock Large Cap Value Portfolio, (Class A) (a)	1,466,038	17,006,039
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	1,179,686	34,022,143
Clarion Global Real Estate Portfolio, (Class A) (b)	1,627,724	17,009,715
Davis Venture Value Portfolio, (Class A) (a)	1,543,500	50,950,922
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	1,265,210	17,055,026
Harris Oakmark International Portfolio, (Class A) (b)	3,650,965	50,602,375
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	2,095,501	33,905,214
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,253,018	16,890,684
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	86,395	16,957,558
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	3,151,805	33,598,245
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b) (c)	6,621,935	66,881,544
Met/Templeton International Bond Portfolio, (Class A) (b)	4,073,425	49,858,716
MFS Research International Portfolio, (Class A) (b)	5,062,358	50,775,449
MFS Value Portfolio, (Class A) (a)	4,969,227	68,277,183
Neuberger Berman Genesis Portfolio, (Class A) (a)	1,313,612	16,998,145
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	9,615,305	116,537,500
PIMCO Total Return Portfolio, (Class A) (b)	25,460,716	317,495,125
Pioneer Fund Portfolio, (Class A) (b)	2,317,389	33,972,924
Rainier Large Cap Equity Portfolio, (Class A) (b)	3,818,262	34,058,901
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	1,919,965	34,040,980
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	2,924,202	67,929,214
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	1,527,759	16,469,247
Third Avenue Small Cap Value Portfolio, (ClassA) (b)	2,240,642	33,900,906
Van Eck Global Natural Resources Portfolio, (Class A) (a)	1,130,619	16,269,612
Van Kampen Comstock Portfolio, (Class A) (b)	4,872,500	51,063,801

Security Description	Shares	Value

Affiliated Investment Companies— (Continued)
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,497,693	$33,394,154
Western Asset Management U.S. Government Portfolio, (Class A) (a)	12,230,085	150,063,140

Total Mutual Funds (Identified Cost $1,542,093,578)		1,679,539,315

Total Investments—100.0% (Identified Cost $1,542,093,578) (d)		1,679,539,315
Liabilities in excess of other assets		(496,694)

Net Assets—100.0%		$1,679,042,621

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,542,093,578. The aggregate unrealized appreciation and depreciation of investments was $139,101,542 and $(1,655,805), respectively, resulting in net unrealized appreciation of $137,445,737 for federal income tax purposes.

MSF-122

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
Baillie Gifford International Stock	1,861,491	70,352	14,272	1,917,571
BlackRock Bond Income	1,759,859	23,808	5,878	1,777,789
BlackRock High Yield	1,916,876	708	15,434	1,902,150
BlackRock Large Cap Value	1,512,963	990	47,915	1,466,038
BlackRock Legacy Large Cap Growth	1,199,536	26,106	45,956	1,179,686
Clarion Global Real Estate	1,639,708	7,211	19,195	1,627,724
Davis Venture Value	1,565,567	3,369	25,436	1,543,500
Goldman Sachs Mid Cap Value	1,281,040	3,460	19,290	1,265,210
Harris Oakmark International	3,781,664	43,961	174,660	3,650,965
Invesco Small Cap Growth	2,194,166	3,993	102,658	2,095,501
Lord Abbett Bond Debenture	1,269,294	641	16,917	1,253,018
Met/Artisan Mid Cap Value	88,332	85	2,022	86,395
Met/Eaton Vance Floating Rate	3,124,996	35,090	8,281	3,151,805
Met/Franklin Low Duration Total Return	6,456,428	165,507	0	6,621,935
Met/Templeton International Bond	4,026,518	49,226	2,319	4,073,425
MFS Research International	4,925,203	158,575	21,420	5,062,358
MFS Value	5,101,285	9,975	142,033	4,969,227
Morgan Stanley Mid Cap Growth	137,071	67,459	204,530	0
Neuberger Berman Genesis	1,301,717	17,745	5,850	1,313,612
PIMCO Inflation Protected Bond	9,579,696	96,449	60,840	9,615,305
PIMCO Total Return	25,488,153	124,979	152,416	25,460,716
Pioneer Fund	2,308,726	18,675	10,012	2,317,389
Ranier Large Cap Equity	3,875,550	59,483	116,771	3,818,262
T. Rowe Price Large Cap Growth	2,062,941	3,623	146,599	1,919,965
T. Rowe Price Large Cap Value	2,971,901	2,262	49,961	2,924,202
T. Rowe Price Mid Cap Growth	1,448,247	158,487	78,975	1,527,759
Third Avenue Small Cap Value	2,240,004	35,341	34,703	2,240,642
Van Eck Global Natural Resources	1,077,575	56,499	3,455	1,130,619
Van Kampen Comstock	4,977,039	7,734	112,273	4,872,500
Western Asset Management Strategic Bond Opportunities	2,511,669	4,614	18,590	2,497,693
Western Asset Management US Government	11,923,238	327,509	20,662	12,230,085

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
Baillie Gifford International Stock	$27,352	$0	$0	$16,874,624
BlackRock Bond Income	29,069	0	0	199,770,112
BlackRock High Yield	39,714	0	0	16,910,117
BlackRock Large Cap Value	115,508	0	0	17,006,039
BlackRock Legacy Large Cap Growth	(30,954)	0	0	34,022,143
Clarion Global Real Estate	(70,221)	0	0	17,009,715
Davis Venture Value	52,710	0	0	50,950,922
Goldman Sachs Mid Cap Value	(9,969)	0	0	17,055,026
Harris Oakmark International	(96,530)	0	0	50,602,375
Invesco Small Cap Growth	741,866	0	0	33,905,214
Lord Abbett Bond Debenture	58,653	0	0	16,890,684
Met/Artisan Mid Cap Value	159,320	0	0	16,957,558
Met/Eaton Vance Floating Rate	3,264	0	0	33,598,245
Met/Franklin Low Duration Total Return	0	0	0	66,881,544
Met/Templeton International Bond	4,802	0	0	49,858,716
MFS Research International	(58,267)	0	0	50,775,449
MFS Value	666,435	0	0	68,277,183
Morgan Stanley Mid Cap Growth	(84,229)	0	0	0
Neuberger Berman Genesis	14,438	0	0	16,998,145
PIMCO Inflation Protected Bond	76,564	0	0	116,537,500
PIMCO Total Return	68,348	0	0	317,495,125

MSF-123

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Affiliated Issuers—(Continued)
Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
Pioneer Fund	$46,283	$0	$0	$33,972,924
Ranier Large Cap Equity	11,192	0	0	34,058,901
T. Rowe Price Large Cap Growth	393,281	0	0	34,040,980
T. Rowe Price Large Cap Value	(10,186)	0	0	67,929,214
T. Rowe Price Mid Cap Growth	348,441	0	0	16,469,247
Third Avenue Small Cap Value	(38,314)	0	0	33,900,906
Van Eck Global Natural Resources	16,084	0	0	16,269,612
Van Kampen Comstock	3,783	0	0	51,063,801
Western Asset Management Strategic Bond Opportunities	16,398	0	0	33,394,154
Western Asset Management U.S. Government	(3,797)	0	0	150,063,140

	$2,491,038	$0	$0	$1,679,539,315

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,679,539,315	$—	$—	$1,679,539,315
Total Investments	$1,679,539,315	$—	$—	$1,679,539,315

MSF-124

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Alliant Techsystems, Inc. (a) (b)	18,098	$907,072
BE Aerospace, Inc. (b)	56,976	2,647,675
Esterline Technologies Corp. (a) (b)	16,805	1,200,885
Exelis, Inc. (a)	101,296	1,268,226
Huntington Ingalls Industries, Inc. (a) (b)	26,757	1,076,702
Triumph Group, Inc. (a)	23,658	1,482,410

		8,582,970

Air Freight & Logistics—0.1%
UTi Worldwide, Inc.	56,356	971,014

Airlines—0.3%
Alaska Air Group, Inc. (b)	38,874	1,392,467
JetBlue Airways Corp. (a) (b)	112,691	551,059

		1,943,526

Auto Components—0.3%
Gentex Corp. (a)	78,990	1,935,255

Automobiles—0.1%
Thor Industries, Inc. (a)	24,053	759,113

Beverages—0.8%
Monster Beverage Corp. (b)	83,140	5,162,163

Biotechnology—1.6%
Regeneron Pharmaceuticals, Inc. (a) (b)	41,749	4,868,768
United Therapeutics Corp. (b)	29,400	1,385,622
Vertex Pharmaceuticals, Inc. (b)	115,314	4,729,027

		10,983,417

Building Products—0.4%
Fortune Brands Home & Security, Inc. (b)	86,547	1,910,092
Lennox International, Inc. (a)	27,882	1,123,645

		3,033,737

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	29,360	3,282,742
Apollo Investment Corp. (a)	108,026	774,546
Eaton Vance Corp. (a)	63,389	1,811,658
Greenhill & Co., Inc. (a)	15,852	691,781
Janus Capital Group, Inc. (a)	103,287	920,287
Jefferies Group, Inc. (a)	82,427	1,552,925
Raymond James Financial, Inc. (a)	61,131	2,233,115
SEI Investments Co. (a)	79,387	1,642,517
Waddell & Reed Financial, Inc. (Class A)	46,922	1,520,742

		14,430,313

Chemicals—2.8%
Albemarle Corp.	48,759	3,116,675
Ashland, Inc.	42,931	2,621,367
Cabot Corp. (a)	34,569	1,475,405
Cytec Industries, Inc.	25,119	1,526,984
Intrepid Potash, Inc. (a) (b)	28,862	702,212
Minerals Technologies, Inc. (a)	9,720	635,785
NewMarket Corp. (a)	5,807	1,088,232
Olin Corp. (a)	43,890	954,608

Security Description	Shares	Value

Chemicals—(Continued)
RPM International, Inc. (a)	71,961	$1,884,659
Sensient Technologies Corp. (a)	27,567	1,047,546
The Scotts Miracle-Gro Co. (a)	23,677	1,282,346
Valspar Corp.	51,170	2,470,999

		18,806,818

Commercial Banks—3.7%
Associated Banc-Corp.	95,384	1,331,561
BancorpSouth, Inc. (a)	45,042	606,716
Bank of Hawaii Corp. (a)	25,167	1,216,824
Cathay General Bancorp (a)	43,123	763,277
City National Corp. (a)	25,671	1,346,957
Commerce Bancshares, Inc.	43,408	1,758,892
Cullen/Frost Bankers, Inc. (a)	33,597	1,955,009
East West Bancorp, Inc.	81,511	1,882,089
FirstMerit Corp. (a)	59,875	1,009,493
Fulton Financial Corp. (a)	109,813	1,153,036
Hancock Holding Co. (a)	46,463	1,649,901
International Bancshares Corp. (a)	29,137	616,248
Prosperity Bancshares, Inc. (a)	25,895	1,185,991
Signature Bank (a) (b)	25,315	1,595,858
SVB Financial Group (a) (b)	23,923	1,539,206
Synovus Financial Corp. (a)	434,345	890,407
TCF Financial Corp. (a)	86,643	1,030,185
Trustmark Corp. (a)	35,197	879,221
Valley National Bancorp (a)	102,842	1,331,804
Webster Finanical Corp. (a)	40,310	913,828
Westamerica Bancorp (a)	15,396	739,008

		25,395,511

Commercial Services & Supplies—1.6%
Clean Harbors, Inc. (b)	25,967	1,748,358
Copart, Inc. (a) (b)	58,528	1,525,825
Corrections Corp. of America (b)	54,572	1,490,361
Deluxe Corp. (a)	27,923	653,957
Herman Miller, Inc. (a)	31,785	729,784
HNI Corp. (a)	24,605	682,789
Mine Safety Appliances Co. (a)	16,898	694,170
Rollins, Inc. (a)	35,428	753,908
The Brink’s Co. (a)	25,697	613,387
Waste Connections, Inc. (a)	67,563	2,197,824

		11,090,363

Communications Equipment—1.2%
ADTRAN, Inc. (a)	34,989	1,091,307
Ciena Corp. (a) (b)	54,083	875,604
Plantronics, Inc. (a)	23,563	948,646
Polycom, Inc. (a) (b)	97,293	1,855,377
Riverbed Technology, Inc. (a) (b)	86,358	2,424,933
Tellabs, Inc.	200,172	810,697

		8,006,564

Computers & Peripherals—0.6%
Diebold, Inc. (a)	34,272	1,320,158
NCR Corp. (b)	86,786	1,884,124
QLogic Corp. (b)	54,094	960,709

		4,164,991

MSF-125

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—1.1%
Aecom Technology Corp. (b)	64,211	$1,436,400
Granite Construction, Inc. (a)	18,854	541,864
KBR, Inc.	81,154	2,885,025
The Shaw Group, Inc. (b)	35,720	1,132,681
URS Corp.	43,643	1,855,700

		7,851,670

Construction Materials—0.3%
Martin Marietta Materials, Inc. (a)	25,014	2,141,949

Containers & Packaging—1.5%
Aptargroup, Inc.	36,262	1,986,070
Greif, Inc.	16,836	941,469
Packaging Corp. of America (a)	52,907	1,565,518
Rock-Tenn Co.	38,703	2,614,775
Silgan Holdings, Inc.	27,202	1,202,328
Sonoco Products Co. (a)	55,122	1,830,050

		10,140,210

Distributors—0.4%
LKQ Corp. (a) (b)	80,737	2,516,572

Diversified Consumer Services—0.8%
ITT Educational Services, Inc. (a) (b)	10,761	711,733
Matthews International Corp. (a)	15,552	492,065
Regis Corp. (a)	31,054	572,325
Service Corp. International	121,448	1,367,504
Sotheby’s (a)	37,008	1,455,895
Strayer Education, Inc. (a)	6,257	589,910

		5,189,432

Diversified Financial Services—0.6%
CBOE Holdings, Inc. (a)	48,666	1,383,088
MSCI, Inc. (b)	66,588	2,451,104

		3,834,192

Diversified Telecommunication Services—0.3%
tw telecom, inc. (b)	82,239	1,822,416

Electric Utilities—1.5%
Cleco Corp. (a)	33,347	1,322,209
Great Plains Energy, Inc. (a)	74,648	1,513,115
Hawaiian Electric Industries, Inc. (a)	52,714	1,336,300
IDACORP, Inc. (a)	27,383	1,125,989
NV Energy, Inc.	129,384	2,085,670
PNM Resources, Inc. (a)	43,668	799,124
Westar Energy, Inc.	69,099	1,929,935

		10,112,342

Electrical Equipment—1.9%
Acuity Brands, Inc. (a)	23,085	1,450,431
AMETEK, Inc.	87,987	4,268,249
General Cable Corp. (a) (b)	27,282	793,361
Hubbell, Inc. (Class B)	32,679	2,567,916
Regal-Beloit Corp.	22,820	1,495,851
Thomas & Betts Corp. (b)	28,619	2,057,992

		12,633,800

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.3%
Arrow Electronics, Inc. (b)	61,347	$2,574,734
Avnet, Inc. (b)	79,522	2,893,806
Ingram Micro, Inc. (b)	82,288	1,527,265
Itron, Inc. (b)	21,835	991,527
National Instruments Corp.	50,943	1,452,894
Tech Data Corp. (b)	22,625	1,227,633
Trimble Navigation, Ltd. (b)	68,205	3,711,716
Vishay Intertechnology, Inc. (a) (b)	86,188	1,048,046

		15,427,621

Energy Equipment & Services—2.7%
Atwood Oceanics, Inc. (b)	31,089	1,395,585
CARBO Ceramics, Inc. (a)	10,885	1,147,823
Dresser-Rand Group, Inc. (a) (b)	41,428	1,921,845
Dril-Quip, Inc. (a) (b)	18,974	1,233,690
Helix Energy Solutions Group, Inc. (a) (b)	57,909	1,030,780
Oceaneering International, Inc.	59,229	3,191,851
Oil States International, Inc. (a) (b)	28,148	2,197,233
Patterson-UTI Energy, Inc.	84,754	1,465,397
Superior Energy Services, Inc. (b)	86,398	2,277,451
Tidewater, Inc. (a)	28,113	1,518,664
Unit Corp. (b)	22,748	972,704

		18,353,023

Food & Staples Retailing—0.2%
Harris Teeter Supermarkets, Inc.	27,025	1,083,702

Food Products—1.9%
Corn Products International, Inc.	41,775	2,408,329
Flowers Foods, Inc. (a)	61,887	1,260,638
Green Mountain Coffee Roasters, Inc. (a) (b)	71,314	3,340,348
Lancaster Colony Corp. (a)	10,909	725,012
Post Holdings, Inc. (b)	15,131	498,264
Ralcorp Holdings, Inc. (b)	30,270	2,242,704
Smithfield Foods, Inc. (b)	88,242	1,943,971
Tootsie Roll Industries, Inc. (a)	13,943	319,424

		12,738,690

Gas Utilities—1.5%
Atmos Energy Corp. (a)	49,461	1,556,043
Energen Corp.	39,532	1,942,998
National Fuel Gas Co. (a)	45,544	2,191,577
Questar Corp.	97,549	1,878,794
UGI Corp. (a)	61,471	1,675,085
WGL Holdings, Inc. (a)	28,233	1,149,083

		10,393,580

Health Care Equipment & Supplies—2.5%
Gen-Probe, Inc. (a) (b)	24,796	1,646,702
Hill-Rom Holdings, Inc. (a)	33,949	1,134,236
Hologic, Inc. (b)	144,612	3,116,389
IDEXX Laboratories, Inc. (a) (b)	30,183	2,639,503
Masimo Corp. (a) (b)	31,938	746,711
ResMed, Inc. (a) (b)	79,048	2,443,374
STERIS Corp. (a)	31,600	999,192
Teleflex, Inc. (a)	22,342	1,366,213
The Cooper Cos., Inc. (a)	26,142	2,136,063
Thoratec Corp. (b)	32,034	1,079,866

		17,308,249

MSF-126

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.7%
AMERIGROUP Corp. (a) (b)	26,379	$1,774,779
Catalyst Health Solutions, Inc. (b)	27,546	1,755,507
Community Health Systems, Inc. (b)	48,444	1,077,394
Health Management Associates, Inc. (b)	139,491	937,379
Health Net, Inc. (b)	45,414	1,803,844
Henry Schein, Inc. (a) (b) (c)	49,218	3,724,818
HMS Holdings Corp. (b)	47,141	1,471,271
LifePoint Hospitals, Inc. (a) (b)	26,511	1,045,594
Lincare Holdings, Inc. (a)	47,703	1,234,554
Mednax, Inc. (a) (b)	26,919	2,001,966
Omnicare, Inc. (a)	62,282	2,215,371
Owens & Minor, Inc. (a)	34,836	1,059,363
Universal Health Services, Inc. (Class B)	53,032	2,222,571
VCA Antech, Inc. (a) (b)	47,876	1,111,202
WellCare Health Plans, Inc. (a) (b)	23,492	1,688,605

		25,124,218

Health Care Technology—0.3%
Allscripts Heathcare Solutions, Inc. (b)	104,447	1,733,820

Hotels, Restaurants & Leisure—1.4%
Bally Technologies, Inc. (a) (b)	23,524	1,099,747
Bob Evans Farms, Inc. (a)	15,976	602,615
Brinker International, Inc. (a)	43,055	1,186,165
International Speedway Corp. (a)	15,313	424,936
Life Time Fitness, Inc. (a) (b)	23,303	1,178,433
Panera Bread Co. (b)	16,294	2,622,030
Scientific Games Corp. (b)	31,962	372,677
The Cheesecake Factory, Inc. (a) (b)	29,953	880,319
The Wendy’s Co.	162,477	814,010
WMS Industries, Inc. (a) (b)	30,325	719,612

		9,900,544

Household Durables—1.3%
American Greetings Corp. (a)	21,006	322,232
KB Home (a)	39,541	351,915
MDC Holdings, Inc.	20,770	535,658
Mohawk Industries, Inc. (b)	31,315	2,082,761
NVR, Inc. (b)	2,774	2,014,839
Toll Brothers, Inc. (a) (b)	80,387	1,928,484
Tupperware Brands Corp.	30,774	1,954,149

		9,190,038

Household Products—1.0%
Church & Dwight Co., Inc. (a)	78,068	3,840,165
Energizer Holdings, Inc. (b)	36,155	2,681,978

		6,522,143

Industrial Conglomerates—0.2%
Carisle Cos., Inc.	33,876	1,691,090

Insurance—4.1%
Alleghany Corp. (b)	7,960	2,619,636
American Financial Group, Inc.	41,863	1,615,075
Arthur J. Gallagher & Co. (a)	63,069	2,254,086
Aspen Insurance Holdings, Ltd. (a)	38,797	1,083,988
Brown & Brown, Inc. (a)	63,658	1,513,787
Everest Re Group, Ltd. (a)	29,460	2,725,639

Security Description	Shares	Value

Insurance—(Continued)
Fidelity National Financial, Inc.	121,474	$2,190,176
First American Financial Corp. (a)	57,808	961,347
HCC Insurance Holdings, Inc.	57,072	1,778,934
Kemper Corp.	27,469	831,761
Mercury General Corp.	19,858	868,589
Old Republic International Corp. (a)	142,173	1,499,925
Protective Life Corp.	44,781	1,326,413
Reinsurance Group of America, Inc.	40,227	2,392,300
StanCorp Financial Group, Inc. (a)	24,319	995,620
The Hanover Insurance Group, Inc. (a)	24,675	1,014,636
W.R. Berkley Corp.	61,229	2,211,592

		27,883,504

Internet & Catalog Retail—0.1%
HSN, Inc. (a)	21,580	820,687

Internet Software & Services—1.4%
AOL, Inc. (a) (b)	51,962	985,719
Equinix, Inc. (a) (b)	25,580	4,027,571
Monster Worldwide, Inc. (a) (b)	67,484	657,969
Rackspace Hosting, Inc. (a) (b)	57,154	3,302,930
ValueClick, Inc. (a) (b)	44,043	869,409

		9,843,598

IT Services—2.9%
Acxiom Corp. (a) (b)	42,865	629,258
Alliance Data Systems Corp. (a) (b)	27,436	3,455,839
Broadridge Financial Solutions, Inc.	68,000	1,625,880
Convergys Corp. (b)	63,520	847,992
CoreLogic, Inc. (b)	58,411	953,267
DST Systems, Inc.	18,408	998,266
Gartner, Inc. (Class A) (b)	51,188	2,182,656
Global Payments, Inc. (d)	42,960	1,937,346
Lender Processing Services, Inc.	46,279	1,203,254
Mantech International Corp. (a) (b)	12,737	438,917
NeuStar, Inc. (b)	36,952	1,376,462
VeriFone Systems, Inc. (a) (b)	58,091	3,013,180
Wright Express Corp. (b)	21,212	1,373,053

		20,035,370

Leisure Equipment & Products—0.4%
Polaris Industries, Inc. (a)	37,531	2,707,862

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. (b)	10,822	1,122,133
Charles River Laboratories International, Inc. (b)	26,802	967,284
Covance, Inc. (a) (b) (c)	32,076	1,527,780
Mettler-Toledo International, Inc. (b)	17,263	3,189,339
Techne Corp. (a)	20,210	1,416,721

		8,223,257

Machinery—5.5%
AGCO Corp. (b)	53,287	2,515,679
CLARCOR, Inc. (a)	27,556	1,352,724
Crane Co.	26,605	1,290,343
Donaldson Co., Inc.	81,648	2,917,283
Gardner Denver, Inc.	27,776	1,750,444
Graco, Inc.	32,812	1,741,005

MSF-127

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Harsco Corp.	44,150	$1,035,759
IDEX Corp.	45,945	1,935,663
ITT Corp. (a)	52,027	1,193,499
Kennametal, Inc.	43,723	1,946,985
Lincoln Electric Holdings, Inc.	45,919	2,081,049
Nordson Corp. (a)	31,216	1,701,584
Oshkosh Corp. (b)	50,186	1,162,810
Pentair, Inc. (a)	54,069	2,574,225
SPX Corp.	28,092	2,177,973
Terex Corp. (a)	60,196	1,354,410
Timken Co. (a)	46,083	2,338,251
Trinity Industries, Inc.	43,970	1,448,811
Valmont Industries, Inc.	12,343	1,449,192
Wabtec Corp.	26,330	1,984,492
Woodward, Inc. (a)	32,928	1,410,306

		37,362,487

Marine—0.5%
Alexander & Baldwin, Inc. (a)	22,956	1,112,218
Kirby Corp. (a) (b)	30,618	2,014,358

		3,126,576

Media—1.0%
AMC Networks, Inc. (b)	31,516	1,406,559
DreamWorks Animation SKG, Inc. (a) (b)	39,159	722,484
John Wiley & Sons, Inc.	25,811	1,228,346
Lamar Advertising Co. (Class A) (a) (b)	32,142	1,041,722
Meredith Corp. (a)	20,380	661,535
Scholastic Corp. (a)	13,790	486,511
The New York Times Co. (Class A) (a) (b)	66,474	451,358
Valassis Communications, Inc. (a) (b)	23,414	538,522

		6,537,037

Metals & Mining—1.2%
Carpenter Technology Corp. (a)	24,103	1,258,900
Commercial Metals Co. (a)	63,372	939,173
Compass Minerals International, Inc. (a)	18,105	1,298,853
Reliance Steel & Aluminum Co.	41,142	2,323,700
Steel Dynamics, Inc. (a)	120,083	1,746,007
Worthington Industries, Inc. (a)	28,723	550,907

		8,117,540

Multi-Utilities—1.9%
Alliant Energy Corp.	60,865	2,636,672
Black Hills Corp. (a)	24,083	807,503
MDU Resources Group, Inc.	103,517	2,317,746
NSTAR	56,790	2,761,698
OGE Energy Corp.	53,767	2,876,534
Vectren Corp.	44,920	1,305,375

		12,705,528

Multiline Retail—0.1%
Saks, Inc. (a) (b)	85,451	992,086

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (b)	28,506	1,173,877

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.7%
Arch Coal, Inc. (a)	116,935	$1,252,374
Bill Barrett Corp. (a) (b)	25,753	669,835
Cimarex Energy Co. (a)	46,985	3,545,958
Forest Oil Corp. (a) (b)	61,431	744,544
HollyFrontier Corp.	114,163	3,670,340
Northern Oil & Gas, Inc. (a) (b)	34,803	721,814
Patriot Coal Corp. (a) (b)	50,944	317,891
Plains Exploration & Production Co. (b)	70,284	2,997,613
Quicksilver Resources, Inc. (a) (b)	64,870	326,945
SM Energy Co.	35,150	2,487,565
World Fuel Services Corp. (a)	39,009	1,599,369

		18,334,248

Paper & Forest Products—0.4%
Domtar Corp.	20,150	1,921,907
Louisiana-Pacific Corp. (a) (b)	75,185	702,980

		2,624,887

Pharmaceuticals—0.5%
Endo Pharmaceuticals Holdings, Inc. (b)	63,984	2,478,100
Medicis Pharmaceutical Corp. (a)	32,300	1,214,157

		3,692,257

Professional Services—0.9%
FTI Consulting, Inc. (a) (b)	22,808	855,756
Korn/Ferry International (a) (b)	26,187	438,632
ManpowerGroup	43,935	2,081,201
The Corporate Executive Board Co. (a)	18,266	785,621
Towers Watson & Co.	27,751	1,833,509

		5,994,719

Real Estate Investment Trusts—8.2%
Alexandria Real Estate Equities, Inc.	34,008	2,487,005
American Campus Communities, Inc. (a)	40,878	1,828,064
BRE Properties, Inc.	41,522	2,098,937
Camden Property Trust	43,204	2,840,663
Corporate Office Properties Trust (a)	39,484	916,424
Duke Realty Corp. (a)	142,018	2,036,538
Equity One, Inc. (a)	32,717	661,538
Essex Property Trust, Inc. (a)	19,085	2,891,568
Federal Realty Investment Trust	34,908	3,378,745
Highwoods Properties, Inc. (a)	39,838	1,327,402
Home Properties, Inc. (a)	26,519	1,617,924
Hospitality Properties Trust	67,719	1,792,522
Liberty Property Trust	63,901	2,282,544
Mack-Cali Realty Corp.	48,135	1,387,251
National Retail Properties, Inc.	57,990	1,576,748
Omega Healthcare Investors, Inc. (a)	56,961	1,210,991
Potlatch Corp. (a)	22,040	690,734
Rayonier, Inc. (a)	67,124	2,959,497
Realty Income Corp. (a)	73,127	2,832,209
Regency Centers Corp.	49,300	2,192,864
Senior Housing Properties Trust	89,168	1,966,154
SL Green Realty Corp. (a)	47,350	3,671,992
Taubman Centers, Inc. (a)	31,830	2,321,999
The Macerich Co.	72,364	4,179,021
UDR, Inc.	122,443	3,270,453

MSF-128

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Weingarten Realty Investors (a)	66,252	$1,751,040

		56,170,827

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	23,917	1,992,525

Road & Rail—1.5%
Con-way, Inc.	30,582	997,279
J.B. Hunt Transport Services, Inc.	49,410	2,686,422
Kansas City Southern (b)	60,271	4,320,828
Landstar System, Inc.	25,614	1,478,440
Werner Enterprises, Inc. (a)	24,365	605,714

		10,088,683

Semiconductors & Semiconductor Equipment—2.6%
Atmel Corp. (a) (b) (c)	247,222	2,437,609
Cree, Inc. (a) (b)	63,357	2,003,982
Cypress Semiconductor Corp. (a)	84,893	1,326,878
Fairchild Semiconductor International, Inc. (a) (b)	69,054	1,015,094
Integrated Device Technology, Inc. (a) (b)	77,516	554,239
International Rectifier Corp. (b)	37,866	873,569
Intersil Corp.	69,412	777,414
Lam Research Corp. (b)	65,725	2,932,650
MEMC Electronic Materials, Inc. (a) (b)	126,522	456,744
RF Micro Devices, Inc. (a) (b)	151,441	754,176
Semtech Corp. (a) (b)	35,685	1,015,595
Silicon Laboratories, Inc. (b)	23,155	995,665
Skyworks Solutions, Inc. (b)	103,297	2,856,162

		17,999,777

Software—4.6%
ACI Worldwide, Inc. (a) (b)	21,478	864,919
Advent Software, Inc. (a) (b)	17,619	451,046
ANSYS, Inc. (a) (b)	50,866	3,307,307
Cadence Design Systems, Inc. (b)	150,202	1,778,392
Compuware Corp. (b)	119,828	1,101,219
Concur Technologies, Inc. (a) (b)	25,705	1,474,953
FactSet Research Systems, Inc. (a)	24,733	2,449,556
Fair Isaac Corp. (a)	19,754	867,201
Informatica Corp. (b)	58,865	3,113,959
Jack Henry & Associates, Inc. (a)	47,572	1,623,157
Mentor Graphics Corp. (a) (b)	50,991	757,726
MICROS Systems, Inc. (a) (b)	43,820	2,422,808
Parametric Technology Corp. (b)	64,986	1,815,709
Quest Software, Inc. (b)	31,104	723,790
Rovi Corp. (a) (b)	58,814	1,914,396
Solera Holdings, Inc.	38,406	1,762,451
Synopsys, Inc. (b)	79,931	2,450,684
TIBCO Software, Inc. (b)	91,353	2,786,267

		31,665,540

Specialty Retail—4.7%
Aaron’s, Inc.	41,683	1,079,590
Advance Auto Parts, Inc.	39,981	3,541,117
Aeropostale, Inc. (b)	44,269	957,096
American Eagle Outfitters, Inc. (a)	106,219	1,825,905
ANN, Inc. (a) (b)	26,502	759,017
Ascena Retail Group, Inc. (a) (b)	36,960	1,638,067

Security Description	Shares	Value

Specialty Retail—(Continued)
Barnes & Noble, Inc. (a)	22,433	$297,237
Chico’s FAS, Inc.	91,930	1,388,143
Collective Brands, Inc. (a) (b)	33,208	652,869
Dick’s Sporting Goods, Inc. (a)	52,946	2,545,644
Foot Locker, Inc.	82,910	2,574,355
Guess?, Inc. (a)	36,621	1,144,406
Office Depot, Inc. (b)	153,975	531,214
PetSmart, Inc.	61,197	3,501,692
RadioShack Corp. (a)	54,453	338,698
Rent-A-Center, Inc. (a)	32,510	1,227,253
Signet Jewelers, Ltd. (a)	47,642	2,252,514
Tractor Supply Co. (a)	39,097	3,540,624
Williams-Sonoma, Inc. (a)	56,397	2,113,760

		31,909,201

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc. (b)	28,086	1,397,840
Deckers Outdoor Corp. (a) (b)	21,214	1,337,543
Fossil, Inc. (a) (b)	28,455	3,755,491
Hanesbrands, Inc. (b)	53,482	1,579,858
PVH Corp.	37,066	3,311,106
The Warnaco Group, Inc. (a) (b)	22,146	1,293,326
Under Armour, Inc. (a) (b)	20,150	1,894,100

		14,569,264

Thrifts & Mortgage Finance—1.0%
Astoria Financial Corp. (a)	45,920	452,771
First Niagara Financial Group, Inc.	192,895	1,898,087
New York Community Bancorp, Inc. (a)	240,497	3,345,313
Washington Federal, Inc. (a)	58,925	991,119

		6,687,290

Tobacco—0.1%
Universal Corp. (a)	12,744	593,870

Trading Companies & Distributors—0.8%
GATX Corp. (a)	25,603	1,031,801
MSC Industrial Direct Co. (a)	25,254	2,103,153
United Rentals, Inc. (a) (b)	34,489	1,479,233
Watsco, Inc. (a)	15,569	1,152,729

		5,766,916

Water Utilities—0.2%
Aqua America, Inc. (a)	76,137	1,697,094

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	52,920	1,225,098

Total Common Stock (Identified Cost $541,959,920)		651,516,661

Mutual Funds—1.8%

Exchange Traded Funds—1.8%
SPDR S&P MidCap 400 ETF Trust (a)	68,300	12,339,761

Total Mutual Funds (Identified Cost $10,465,690)		12,339,761

MSF-129

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short Term Investments—30.8%

Security Description	Shares/Par Amount	Value

Discount Notes—0.3%
Federal Home Loan Bank 0.060%, 04/09/12	$1,675,000	$1,674,987

Mutual Funds—28.3%
State Street Navigator Securities Lending Prime Portfolio (e)	192,918,593	192,918,593

U.S. Treasury—2.2%
U.S. Treasury Bills 0.048%, 05/24/12	14,950,000	14,948,624

Total Short Term Investments (Identified Cost $209,542,204)		209,542,204

Total Investments—128.2% (Identified Cost $761,967,814) (f)		873,398,626
Liabilities in excess of other assets		(192,313,590)

Net Assets—100.0%		$681,085,036

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $190,454,052 and the collateral received consisted of cash in the amount of $192,918,593 and non-cash collateral with a value of $2,263,630. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $3,544,820.
(d)	Security was valued in good faith under procedures approved by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $763,809,637. The aggregate unrealized appreciation and depreciation of investments was $152,729,944 and $(43,140,955), respectively, resulting in net unrealized appreciation of $109,588,989 for federal income tax purposes.

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Net Unrealized Appreciation
S&P MidCap 400 Index Futures	CME Index & Options Market	6/15/2012	170	$16,525,343	$16,869,100	$343,757

MSF-130

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$649,579,315	$1,937,346	$—	$651,516,661
Mutual Funds
Exchange Traded Funds	12,339,761	—	—	12,339,761
Short Term Investments
Discount Notes	—	1,674,987	—	1,674,987
Mutual Funds	192,918,593	—	—	192,918,593
U.S. Treasury	—	14,948,624	—	14,948,624
Total Short Term Investments	192,918,593	16,623,611	—	209,542,204
Total Investments	$854,837,669	$18,560,957	$—	$873,398,626

Futures Contracts**
Futures Contracts (Net Unrealized Appreciation)	$343,757	$—	$—	$343,757

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

Common stock in the amount of $2,034,402 was transferred from Level 1 to Level 2 due to a trading halt which resulted in the unavailability of a quoted market price.

MSF-131

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	5,689,876	$50,070,906
BlackRock Bond Income Portfolio, (Class A) (a)	3,545,667	398,426,548
BlackRock High Yield Portfolio, (Class A) (b)	5,770,268	51,297,683
BlackRock Large Cap Value Portfolio, (Class A) (a)	8,999,145	104,390,077
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	3,603,526	103,925,681
Clarion Global Real Estate Portfolio, (Class A) (b)	9,773,666	102,134,808
Davis Venture Value Portfolio, (Class A) (a)	7,786,018	257,016,447
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	3,825,770	51,571,374
Harris Oakmark International Portfolio, (Class A) (b)	14,890,172	206,377,782
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	9,696,022	156,881,638
Janus Forty Portfolio, (Class A) (b)	1,392,609	105,309,076
Jennison Growth Portfolio, (Class A) (a)	11,254,709	162,517,998
Legg Mason ClearBridge Aggressive Growth Portfolio, (Class A) (b)	5,847,772	52,279,080
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	4,641,591	51,892,983
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	3,802,505	51,257,769
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	264,633	51,942,083
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,334,056	50,410,933
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	9,446,622	100,700,994
Met/Franklin Low Duration Total Return Portfolio, (Class A) (b) (c)	14,818,090	149,662,712
Met/Templeton International Bond Portfolio, (Class A) (b)	12,362,121	151,312,362
MFS Emerging Markets Equity Portfolio, (Class A) (b)	4,724,478	50,882,627
MFS Research International Portfolio, (Class A) (b)	19,969,911	200,298,205
MFS Value Portfolio, (Class A) (a)	19,233,990	264,275,018

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio, (Class A) (a)	7,877,627	$101,936,490
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	12,359,091	149,792,182
PIMCO Total Return Portfolio, (Class A) (b)	52,445,016	653,989,350
Pioneer Fund Portfolio, (Class A) (b)	3,547,054	51,999,806
Rainier Large Cap Equity Portfolio, (Class A) (b)	11,653,519	103,949,387
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	6,147,714	108,998,960
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	8,822,683	204,950,921
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	4,679,748	50,447,678
Third Avenue Small Cap Value Portfolio, (ClassA) (b)	10,094,537	152,730,346
Van Eck Global Natural Resources Portfolio, (Class A) (a)	6,608,915	95,102,293
Van Kampen Comstock Portfolio, (Class A) (b)	19,689,983	206,351,019
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	3,762,913	50,310,147
Western Asset Management U.S. Government Portfolio, (Class A) (a)	20,200,651	247,861,992

Total Mutual Funds (Identified Cost $4,683,271,358)		5,103,255,355

Total Investments—100.0% (Identified Cost $4,683,271,358) (d)		5,103,255,355
Liabilities in excess of other assets		(1,324,973)

Net Assets—100.0%		$5,101,930,382

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,683,271,358. The aggregate unrealized appreciation and depreciation of investments was $433,713,131 and $(13,729,134), respectively, resulting in net unrealized appreciation of $419,983,997 for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
Baillie Gifford International Stock	5,529,498	160,378	0	5,689,876
BlackRock Bond Income	3,530,266	25,046	9,645	3,545,667
BlackRock High Yield	5,840,767	249	70,748	5,770,268
BlackRock Large Cap Value	9,117,698	0	118,553	8,999,145
BlackRock Legacy Large Cap Growth	3,549,953	57,978	4,405	3,603,526
Clarion Global Real Estate	9,750,198	27,321	3,853	9,773,666
Davis Venture Value	7,778,369	8,484	835	7,786,018
Goldman Sachs Mid Cap Value	3,820,099	5,671	0	3,825,770
Harris Oakmark International	14,863,202	112,763	85,793	14,890,172
Invesco Small Cap Growth	9,846,156	4,352	154,486	9,696,022
Janus Forty	1,388,328	15,899	11,618	1,392,609
Jennison Growth	11,725,353	0	470,644	11,254,709

MSF-132

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Affiliated Issuers—(Continued)
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
Legg Mason ClearBridge Aggressive Growth	5,906,962	0	59,190	5,847,772
Loomis Sayles Small Cap Growth	4,664,910	1,004	24,323	4,641,591
Lord Abbett Bond Debenture	3,861,249	344	59,088	3,802,505
Met/Artisan Mid Cap Value	270,240	0	5,607	264,633
Met/Dimensional International Small Company	3,271,562	62,494	0	3,334,056
Met/Eaton Vance Floating Rate	9,443,627	30,492	27,497	9,446,622
Met/Franklin Low Duration Total Return	14,689,101	142,241	13,252	14,818,090
Met/Templeton International Bond	12,354,236	14,431	6,546	12,362,121
MFS Emerging Markets Equity	4,725,883	19,904	21,309	4,724,478
MFS Research International	19,391,675	578,236	0	19,969,911
MFS Value	19,461,371	43	227,424	19,233,990
Morgan Stanley Mid Cap Growth	331,636	23,939	355,575	0
Neuberger Berman Genesis	7,871,870	14,588	8,831	7,877,627
PIMCO Inflation Protected Bond	12,353,116	56,166	50,191	12,359,091
PIMCO Total Return	52,590,212	106,924	252,120	52,445,016
Pioneer Fund	3,577,981	0	30,927	3,547,054
Rainier Large Cap Equity	11,543,387	124,692	14,560	11,653,519
T. Rowe Price Large Cap Growth	6,441,270	0	293,556	6,147,714
T. Rowe Price Large Cap Value	8,819,763	3,559	639	8,822,683
T. Rowe Price Mid Cap Growth	4,618,335	88,845	27,432	4,679,748
Third Avenue Small Cap Value	10,030,268	64,483	214	10,094,537
Van Eck Global Natural Resources	6,433,883	175,032	0	6,608,915
Van Kampen Comstock	19,655,451	37,345	2,813	19,689,983
Western Asset Management Strategic Bond Opportunities	3,774,222	6,348	17,657	3,762,913
Western Asset Management U.S. Government	19,925,735	304,137	29,221	20,200,651

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
Baillie Gifford International Stock	$0	$0	$0	$50,070,906
BlackRock Bond Income	138,936	0	0	398,426,548
BlackRock High Yield	20,952	0	0	51,297,683
BlackRock Large Cap Value	435,511	0	0	104,390,077
BlackRock Legacy Large Cap Growth	(1,657)	0	0	103,925,681
Clarion Global Real Estate	(21,066)	0	0	102,134,808
Davis Venture Value	(2,433)	0	0	257,016,447
Goldman Sachs Mid Cap Value	0	0	0	51,571,374
Harris Oakmark International	(272,588)	0	0	206,377,782
Invesco Small Cap Growth	167,372	0	0	156,881,638
Janus Forty	26,736	0	0	105,309,076
Jennison Growth	2,591,880	0	0	162,517,998
Legg Mason ClearBridge Aggressive Growth	14,782	0	0	52,279,080
Loomis Sayles Small Cap Growth	(5,347)	0	0	51,892,983
Lord Abbett Bond Debenture	213,049	0	0	51,257,769
Met/Artisan Mid Cap Value	405,902	0	0	51,942,083
Met/Dimensional International Small Company	0	0	0	50,410,933
Met/Eaton Vance Floating Rate	11,052	0	0	100,700,994
Met/Franklin Low Duration Total Return	(1,284)	0	0	149,662,712
Met/Templeton International Bond	13,999	0	0	151,312,362
MFS Emerging Markets Equity	20,901	0	0	50,882,627
MFS Research International	0	0	0	200,298,205
MFS Value	881,152	0	0	264,275,018
Morgan Stanley Mid Cap Growth	(113,277)	0	0	0
Neuberger Berman Genesis	21,043	0	0	101,936,490
PIMCO Inflation Protected Bond	30,794	0	0	149,792,182
PIMCO Total Return	120,934	0	0	653,989,350

MSF-133

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
Pioneer Fund	$46,422	$0	$0	$51,999,806
Rainier Large Cap Equity	2,610	0	0	103,949,387
T. Rowe Price Large Cap Growth	2,001,759	0	0	108,998,960
T. Rowe Price Large Cap Value	(825)	0	0	204,950,921
T. Rowe Price Mid Cap Growth	120,975	0	0	50,447,678
Third Avenue Small Cap Value	(317)	0	0	152,730,346
Van Eck Global Natural Resources	0	0	0	95,102,293
Van Kampen Comstock	402	0	0	206,351,019
Western Asset Management Strategic Bond Opportunities	22,562	0	0	50,310,147
Western Asset Management U.S. Government	8,827	0	0	247,861,992

	$6,899,758	$0	$0	$5,103,255,355

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,103,255,355	$—	$—	$5,103,255,355
Total Investments	$5,103,255,355	$—	$—	$5,103,255,355

MSF-134

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio, (Class A) (a)	6,494,492	$57,151,527
BlackRock Bond Income Portfolio, (Class A) (a)	1,007,005	113,157,114
BlackRock Large Cap Value Portfolio, (Class A) (a)	5,149,664	59,736,108
BlackRock Legacy Large Cap Growth Portfolio, (Class A) (a)	3,103,339	89,500,300
Clarion Global Real Estate Portfolio, (Class A) (b)	8,512,175	88,952,225
Davis Venture Value Portfolio, (Class A) (a)	4,533,848	149,662,330
Dreman Small Cap Value Portfolio, (Class A) (b)	4,008,575	59,407,083
Goldman Sachs Mid Cap Value Portfolio, (Class A) (b)	4,404,603	59,374,050
Harris Oakmark International Portfolio, (Class A) (b)	10,678,638	148,005,924
Invesco Small Cap Growth Portfolio, (Class A) (b) (c)	7,380,754	119,420,595
Janus Forty Portfolio, (Class A) (b)	1,198,548	90,634,168
Jennison Growth Portfolio, (Class A) (a)	8,441,985	121,902,270
Legg Mason ClearBridge Aggressive Growth Portfolio, (Class A) (b)	10,063,603	89,968,612
Loomis Sayles Small Cap Growth Portfolio, (Class A) (a) (c)	5,340,957	59,711,899
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	4,328,298	58,345,456
Met/Artisan Mid Cap Value Portfolio, (Class A) (a)	151,118	29,661,421
Met/Dimensional International Small Company Portfolio, (Class A) (a)	3,818,030	57,728,619
Met/Eaton Vance Floating Rate Portfolio, (Class A) (b)	2,686,523	28,638,339
Met/Templeton International Bond Portfolio, (Class A) (b)	4,731,343	57,911,642
MFS Emerging Markets Equity Portfolio, (Class A) (b)	5,435,632	58,541,760
MFS Research International Portfolio, (Class A) (b)	14,179,917	142,224,568

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Value Portfolio, (Class A) (a)	13,195,770	$181,309,876
Neuberger Berman Genesis Portfolio, (Class A) (a)	2,269,726	29,370,254
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	4,678,351	56,701,610
PIMCO Total Return Portfolio, (Class A) (b)	18,351,423	228,842,245
Rainier Large Cap Equity Portfolio, (Class A) (b)	10,135,480	90,408,478
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	5,177,566	91,798,248
T. Rowe Price Large Cap Value Portfolio, (Class A) (b)	6,404,813	148,783,809
T. Rowe Price Mid Cap Growth Portfolio, (Class A) (b)	2,695,308	29,055,417
Third Avenue Small Cap Value Portfolio, (ClassA) (b)	3,877,945	58,673,303
Turner Mid Cap Growth Portfolio, (Class A) (b) (c)	1,987,182	29,112,216
Van Eck Global Natural Resources Portfolio, (Class A) (a)	5,655,536	81,383,157
Van Kampen Comstock Portfolio, (Class A) (b)	14,313,406	150,004,493
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	2,138,937	28,597,584

Total Mutual Funds (Identified Cost $2,614,129,455)		2,943,676,700

Total Investments—100.0% (Identified Cost $2,614,129,455) (d)		2,943,676,700
Liabilities in excess of other assets		(795,112)

Net Assets—100.0%		$2,942,881,588

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-Income Producing.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $2,614,129,455. The aggregate unrealized appreciation and depreciation of investments was $340,998,133 and $(11,450,888), respectively, resulting in net unrealized appreciation of $329,547,245 for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
Baillie Gifford International Stock	6,408,197	86,295	0	6,494,492
BlackRock Bond Income	998,907	9,836	1,738	1,007,005
BlackRock Large Cap Value	5,338,151	12	188,499	5,149,664
BlackRock Legacy Large Cap Growth	3,084,372	21,306	2,339	3,103,339
Clarion Global Real Estate	8,586,065	5,313	79,203	8,512,175
Davis Venture Value	4,592,829	586	59,567	4,533,848
Dreman Small Cap Value	4,105,218	3,008	99,651	4,008,575
Goldman Sachs Mid Cap Value	4,399,550	5,053	0	4,404,603
Harris Oakmark International	10,718,275	53,586	93,223	10,678,638
Invesco Small Cap Growth	7,557,286	2,604	179,136	7,380,754
Janus Forty	1,258,569	0	60,021	1,198,548
Jennison Growth	8,954,517	0	512,532	8,441,985
Legg Mason ClearBridge Aggressive Growth	10,446,352	0	382,749	10,063,603
Loomis Sayles Small Cap Growth	5,371,337	3,945	34,325	5,340,957
Lord Abbett Bond Debenture	4,360,355	6,024	38,081	4,328,298

MSF-135

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Affiliated Issuers—(Continued)
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
Met/Artisan Mid Cap Value	157,002	0	5,884	151,118
Met/Dimensional International Small Company	3,779,159	40,235	1,364	3,818,030
Met/Eaton Vance Floating Rate	2,671,446	20,210	5,133	2,686,523
Met/Templeton International Bond	4,731,943	8,600	9,200	4,731,343
MFS Emerging Markets Equity	5,477,160	14,282	55,810	5,435,632
MFS Research International	13,954,652	225,265	0	14,179,917
MFS Value	13,581,045	0	385,275	13,195,770
Morgan Stanley Mid Cap Growth	170,188	22,244	192,432	0
Neuberger Berman Genesis	2,292,134	4,288	26,696	2,269,726
PIMCO Inflation Protected Bond	4,650,072	39,299	11,020	4,678,351
PIMCO Total Return	18,303,182	115,798	67,557	18,351,423
Rainier Large Cap Equity	10,221,471	8,460	94,451	10,135,480
T. Rowe Price Large Cap Growth	5,537,665	0	360,099	5,177,566
T. Rowe Price Large Cap Value	6,428,117	1,369	24,673	6,404,813
T. Rowe Price Mid Cap Growth	2,708,446	14,632	27,770	2,695,308
Third Avenue Small Cap Value	3,860,948	17,997	1,000	3,877,945
Turner Mid Cap Growth	1,971,079	16,103	0	1,987,182
Van Eck Global Natural Resources	5,593,275	62,261	0	5,655,536
Van Kampen Comstock	14,453,684	0	140,278	14,313,406
Western Asset Management Strategic Bond Opportunities	2,134,767	11,694	7,524	2,138,937

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
Baillie Gifford International Stock	$0	$0	$0	$57,151,527
BlackRock Bond Income	9,050	0	0	113,157,114
BlackRock Large Cap Value	645,957	0	0	59,736,108
BlackRock Legacy Large Cap Growth	(767)	0	0	89,500,300
Clarion Global Real Estate	(437,527)	0	0	88,952,225
Davis Venture Value	(213,645)	0	0	149,662,330
Dreman Small Cap Value	56,322	0	0	59,407,083
Goldman Sachs Mid Cap Value	0	0	0	59,374,050
Harris Oakmark International	(325,927)	0	0	148,005,924
Invesco Small Cap Growth	172,431	0	0	119,420,595
Janus Forty	1,327,710	0	0	90,634,168
Jennison Growth	949,495	0	0	121,902,270
Legg Mason ClearBridge Aggressive Growth	10,550	0	0	89,968,612
Loomis Sayles Small Cap Growth	(7,686)	0	0	59,711,899
Lord Abbett Bond Debenture	16,374	0	0	58,345,456
Met/Artisan Mid Cap Value	175,693	0	0	29,661,421
Met/Dimensional International Small Company	5,896	0	0	57,728,619
Met/Eaton Vance Floating Rate	436	0	0	28,638,339
Met/Templeton International Bond	19,006	0	0	57,911,642
MFS Emerging Markets Equity	247,967	0	0	58,541,760
MFS Research International	0	0	0	142,224,568
MFS Value	(94,704)	0	0	181,309,876
Morgan Stanley Mid Cap Growth	(47,011)	0	0	0
Neuberger Berman Genesis	55,627	0	0	29,370,254
PIMCO Inflation Protected Bond	9,327	0	0	56,701,610
PIMCO Total Return	117,073	0	0	228,842,245
Rainier Large Cap Equity	10,134	0	0	90,408,478
T. Rowe Price Large Cap Growth	948,572	0	0	91,798,248
T. Rowe Price Large Cap Value	(18,132)	0	0	148,783,809
T. Rowe Price Mid Cap Growth	37,430	0	0	29,055,417
Third Avenue Small Cap Value	(1,440)	0	0	58,673,303
Turner Mid Cap Growth	0	0	0	29,112,216
Van Eck Global Natural Resources	0	0	0	81,383,157
Van Kampen Comstock	(19,409)	0	0	150,004,493
Western Asset Management Strategic Bond Opportunities	3,427	0	0	28,597,584

	$3,652,229	$0	$0	$2,943,676,700

MSF-136

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,943,676,700	$—	$—	$2,943,676,700
Total Investments	$2,943,676,700	$—	$—	$2,943,676,700

MSF-137

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
General Dynamics Corp.	148,080	$10,866,111
Goodrich Corp.	52,207	6,548,846
Honeywell International, Inc.	321,774	19,644,303
L-3 Communications Holdings, Inc.	41,077	2,907,019
Lockheed Martin Corp. (a)	110,633	9,941,481
Northrop Grumman Corp. (a)	104,842	6,403,749
Precision Castparts Corp.	60,242	10,415,842
Raytheon Co.	141,048	7,444,514
Rockwell Collins, Inc. (a)	61,680	3,550,301
Textron, Inc. (a)	116,051	3,229,699
The Boeing Co.	309,473	23,015,507
United Technologies Corp.	377,715	31,327,682

		135,295,054

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc.	67,788	4,439,436
Expeditors International of Washington, Inc.	88,012	4,093,438
FedEx Corp.	130,510	12,001,700
United Parcel Service, Inc.	397,867	32,115,824

		52,650,398

Airlines—0.0%
Southwest Airlines Co.	320,754	2,643,013

Auto Components—0.3%
BorgWarner, Inc. (a) (b)	45,295	3,820,181
Johnson Controls, Inc.	282,511	9,175,957
The Goodyear Tire & Rubber Co. (b)	101,491	1,138,729

		14,134,867

Automobiles—0.5%
Ford Motor Co. (b)	1,577,301	19,700,489
Harley-Davidson, Inc.	94,851	4,655,287

		24,355,776

Beverages—2.5%
Beam, Inc.	65,039	3,809,334
Brown-Forman Corp. (Class B)	41,224	3,437,669
Coca-Cola Enterprises, Inc.	124,634	3,564,532
Constellation Brands, Inc. (b)	71,264	1,681,118
Dr. Pepper Snapple Group, Inc.	88,010	3,538,882
Molson Coors Brewing Co.	65,178	2,949,305
PepsiCo., Inc.	651,813	43,247,793
The Coca-Cola Co.	939,225	69,512,042

		131,740,675

Biotechnology—1.2%
Amgen, Inc.	328,443	22,330,839
Biogen Idec, Inc. (b)	99,071	12,479,974
Celgene Corp. (b)	182,105	14,116,780
Gilead Sciences, Inc. (b)	314,284	15,352,773

		64,280,366

Building Products—0.0%
Masco Corp.	148,276	1,982,450

Security Description	Shares	Value

Capital Markets—2.0%
Ameriprise Financial, Inc.	92,088	$5,260,988
BlackRock, Inc.	41,653	8,534,700
E*TRADE Financial Corp. (b)	105,376	1,153,867
Federated Investors, Inc. (Class B) (a)	38,320	858,751
Franklin Resources, Inc.	59,147	7,336,002
Invesco, Ltd.	185,154	4,938,057
Legg Mason, Inc.	51,608	1,441,412
Morgan Stanley	632,269	12,417,763
Northern Trust Corp.	100,062	4,747,942
State Street Corp.	202,456	9,211,748
T. Rowe Price Group, Inc.	105,195	6,869,234
The Bank of New York Mellon Corp.	499,986	12,064,662
The Charles Schwab Corp.	448,463	6,444,413
The Goldman Sachs Group, Inc.	205,384	25,543,608

		106,823,147

Chemicals—2.3%
Air Products & Chemicals, Inc.	87,401	8,023,412
Airgas, Inc.	28,522	2,537,602
CF Industries Holdings, Inc.	27,173	4,963,148
E. I. du Pont de Nemours & Co.	386,883	20,466,111
Eastman Chemical Co.	56,843	2,938,215
Ecolab, Inc.	120,876	7,460,467
FMC Corp.	28,982	3,068,035
International Flavors & Fragrances, Inc. (a)	33,584	1,968,022
Monsanto Co.	222,194	17,722,193
PPG Industries, Inc.	63,083	6,043,351
Praxair, Inc.	123,840	14,197,018
Sigma-Aldrich Corp. (a)	50,104	3,660,598
The Dow Chemical Co.	491,926	17,040,317
The Mosaic Co.	123,581	6,832,794
The Sherwin-Williams Co.	35,881	3,899,188

		120,820,471

Commercial Banks—2.9%
BB&T Corp.	289,348	9,082,634
Comerica, Inc.	82,014	2,653,973
Fifth Third Bancorp	381,749	5,363,573
First Horizon National Corp. (a) (b)	106,402	1,104,453
Huntington Bancshares, Inc.	358,714	2,313,705
KeyCorp	395,496	3,361,716
M&T Bank Corp. (a)	52,458	4,557,551
PNC Financial Services Group, Inc.	218,940	14,119,441
Regions Financial Corp.	586,398	3,864,363
SunTrust Banks, Inc.	220,921	5,339,660
U.S. Bancorp	793,031	25,123,222
Wells Fargo & Co.	2,188,383	74,711,396
Zions Bancorporation (a)	76,421	1,639,995

		153,235,682

Commercial Services & Supplies—0.4%
Avery Dennison Corp.	44,160	1,330,541
Cintas Corp. (a)	45,763	1,790,249
Iron Mountain, Inc.	71,000	2,044,800
Pitney Bowes, Inc. (a)	82,911	1,457,575
R.R. Donnelley & Sons Co. (a)	74,076	917,802
Republic Services, Inc.	130,542	3,989,363
Stericycle, Inc. (a) (b)	35,176	2,942,121

MSF-138

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Waste Management, Inc. (a)	191,469	$6,693,756

		21,166,207

Communications Equipment—2.2%
Cisco Systems, Inc.	2,235,152	47,273,465
F5 Networks, Inc. (b)	32,865	4,435,460
Harris Corp. (a)	47,257	2,130,345
JDS Uniphase Corp. (b)	95,383	1,382,100
Juniper Networks, Inc. (b)	218,442	4,997,953
Motorola Mobility Holdings, Inc. (b)	109,387	4,292,346
Motorola Solutions, Inc.	122,105	6,206,597
QUALCOMM, Inc.	701,935	47,745,619

		118,463,885

Computers & Peripherals—5.7%
Apple, Inc. (b) (c)	386,932	231,954,126
Dell, Inc. (b)	633,715	10,519,669
EMC Corp. (b)	852,025	25,458,507
Hewlett-Packard Co.	820,169	19,544,627
Lexmark International, Inc. (Class A)	29,399	977,223
NetApp, Inc. (b)	150,640	6,744,153
SanDisk Corp. (b)	100,593	4,988,407
Western Digital Corp. (b)	97,083	4,018,265

		304,204,977

Construction & Engineering—0.2%
Fluor Corp.	70,136	4,210,965
Jacobs Engineering Group, Inc. (b)	53,324	2,365,986
Quanta Services, Inc. (b)	87,703	1,832,993

		8,409,944

Construction Materials—0.0%
Vulcan Materials Co.	53,637	2,291,909

Consumer Finance—0.9%
American Express Co.	421,154	24,367,970
Capital One Financial Corp.	229,675	12,802,085
Discover Financial Services	219,950	7,333,133
SLM Corp. (b)	211,367	3,331,144

		47,834,332

Containers & Packaging—0.1%
Ball Corp.	64,788	2,778,109
Bemis Co., Inc. (a)	42,782	1,381,431
Owens-Illinois, Inc. (b)	68,231	1,592,511
Sealed Air Corp.	79,702	1,539,046

		7,291,097

Distributors—0.1%
Genuine Parts Co. (a)	64,645	4,056,474

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	46,679	1,803,677
DeVry, Inc.	24,791	839,671
H&R Block, Inc. (a)	121,552	2,001,961

		4,645,309

Security Description	Shares	Value

Diversified Financial Services—3.4%
Bank of America Corp.	4,453,917	$42,623,986
Citigroup, Inc.	1,215,388	44,422,431
CME Group, Inc.	27,574	7,977,985
IntercontinentalExchange, Inc. (b)	30,125	4,139,778
JPMorgan Chase & Co.	1,584,196	72,841,332
Leucadia National Corp.	82,216	2,145,838
Moody’s Corp. (a)	81,402	3,427,024
NYSE Euronext	107,193	3,216,862
The NASDAQ OMX Group, Inc. (b)	51,807	1,341,801

		182,137,037

Diversified Telecommunication Services—2.5%
AT&T, Inc.	2,460,418	76,838,854
CenturyLink, Inc. (a)	257,138	9,938,384
Frontier Communications Corp. (a)	412,943	1,721,972
Verizon Communications, Inc.	1,176,736	44,986,617
Windstream Corp. (a)	243,385	2,850,039

		136,335,866

Electric Utilities—1.8%
American Electric Power Co., Inc.	200,619	7,739,881
Duke Energy Corp. (a)	554,366	11,647,230
Edison International	135,211	5,747,819
Entergy Corp.	73,297	4,925,558
Exelon Corp.	353,208	13,849,298
FirstEnergy Corp.	173,558	7,912,509
NextEra Energy, Inc.	172,726	10,550,104
Northeast Utilities (a)	73,539	2,729,768
Pepco Holdings, Inc. (a)	94,457	1,784,293
Pinnacle West Capital Corp.	45,340	2,171,786
PPL Corp.	240,381	6,793,167
Progress Energy, Inc.	122,515	6,506,772
Southern Co.	359,626	16,157,996

		98,516,181

Electrical Equipment—0.5%
Cooper Industries plc	65,780	4,206,631
Emerson Electric Co.	304,789	15,903,890
First Solar, Inc. (a) (b)	24,406	611,370
Rockwell Automation, Inc.	59,093	4,709,712
Roper Industries, Inc. (a)	40,211	3,987,323

		29,418,926

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. (Class A)	67,782	4,051,330
Corning, Inc.	631,574	8,892,562
FLIR Systems, Inc. (a)	63,927	1,617,993
Jabil Circuit, Inc.	76,517	1,922,107
Molex, Inc. (a)	56,985	1,602,418
TE Connectivity, Ltd.	176,863	6,499,715

		24,586,125

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	181,591	7,615,927
Cameron International Corp. (b)	102,162	5,397,218
Diamond Offshore Drilling, Inc.	28,848	1,925,604
FMC Technologies, Inc. (b)	99,216	5,002,471

MSF-139

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Halliburton Co.	383,035	$12,712,932
Helmerich & Payne, Inc. (a)	44,565	2,404,282
Nabors Industries, Ltd. (b)	119,801	2,095,319
National Oilwell Varco, Inc.	176,052	13,990,852
Noble Corp. (a)	104,650	3,921,236
Rowan Cos., Inc. (a) (b)	51,285	1,688,815
Schlumberger, Ltd.	553,514	38,707,234

		95,461,890

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	180,495	16,388,946
CVS Caremark Corp.	540,484	24,213,683
Safeway, Inc. (a)	111,219	2,247,736
SUPERVALU, Inc. (a)	88,090	502,994
Sysco Corp. (a)	242,594	7,243,857
The Kroger Co.	238,527	5,779,509
Wal-Mart Stores, Inc.	724,833	44,359,780
Walgreen Co.	362,501	12,140,159
Whole Foods Market, Inc.	67,357	5,604,102

		118,480,766

Food Products—1.8%
Archer-Daniels-Midland Co.	274,576	8,693,076
Campbell Soup Co. (a)	74,071	2,507,303
ConAgra Foods, Inc.	171,221	4,496,263
Dean Foods Co. (b)	76,457	925,894
General Mills, Inc.	267,528	10,553,980
H.J. Heinz Co.	132,754	7,108,977
Hormel Foods Corp. (a)	56,978	1,681,991
Kellogg Co.	102,272	5,484,847
Kraft Foods, Inc. (Class A)	733,813	27,892,232
McCormick & Co., Inc. (a)	55,215	3,005,352
Mead Johnson Nutrition Co.	84,519	6,971,127
Sara Lee Corp.	245,509	5,285,809
The Hershey Co.	63,641	3,903,103
The J.M. Smucker Co.	47,047	3,827,744
Tyson Foods, Inc.	120,966	2,316,499

		94,654,197

Gas Utilities—0.1%
AGL Resources, Inc.	48,596	1,905,935
Oneok, Inc.	43,116	3,520,853

		5,426,788

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.	232,542	13,901,361
Becton, Dickinson & Co.	87,192	6,770,459
Boston Scientific Corp. (b)	602,305	3,601,784
C.R. Bard, Inc.	34,884	3,443,748
CareFusion Corp. (b)	93,275	2,418,621
Covidien plc	200,584	10,967,933
DENTSPLY International, Inc. (a)	58,946	2,365,503
Edwards Lifesciences Corp. (b)	47,717	3,470,457
Intuitive Surgical, Inc. (b)	16,310	8,835,943
Medtronic, Inc.	431,843	16,923,927
St. Jude Medical, Inc.	132,989	5,892,743
Stryker Corp.	134,404	7,456,734
Varian Medical Systems, Inc. (a) (b)	46,889	3,233,465

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Zimmer Holdings, Inc. (b)	73,921	$4,751,642

		94,034,320

Health Care Providers & Services—2.1%
Aetna, Inc.	145,415	7,294,016
AmerisourceBergen Corp.	107,000	4,245,760
Cardinal Health, Inc.	143,458	6,184,474
CIGNA Corp.	118,904	5,856,022
Coventry Health Care, Inc. (b)	58,595	2,084,224
DaVita, Inc. (b)	38,885	3,506,261
Express Scripts Holding Co. (a) (b)	201,182	10,900,041
Humana, Inc.	68,081	6,296,131
Laboratory Corp. of America Holdings (b)	40,338	3,692,541
McKesson Corp.	102,133	8,964,213
Medco Health Solutions, Inc. (b)	161,071	11,323,291
Patterson Cos., Inc. (a)	36,334	1,213,556
Quest Diagnostics, Inc.	65,709	4,018,105
Tenet Healthcare Corp. (b)	170,146	903,475
UnitedHealth Group, Inc.	433,658	25,559,803
WellPoint, Inc.	138,920	10,252,296

		112,294,209

Health Care Technology—0.1%
Cerner Corp. (a) (b)	60,560	4,612,250

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	187,966	6,029,949
Chipotle Mexican Grill, Inc. (a) (b)	12,974	5,423,132
Darden Restaurants, Inc. (a)	53,304	2,727,033
International Game Technology	123,461	2,072,910
Marriott International, Inc. (a)	110,843	4,195,408
McDonald’s Corp.	422,699	41,466,772
Starbucks Corp.	312,659	17,474,511
Starwood Hotels & Resorts Worldwide, Inc.	81,383	4,590,815
Wyndham Worldwide Corp.	60,567	2,816,971
Wynn Resorts, Ltd.	32,958	4,115,795
Yum! Brands, Inc.	191,071	13,600,434

		104,513,730

Household Durables—0.3%
D.R. Horton, Inc. (a)	115,718	1,755,442
Harman International Industries, Inc.	29,127	1,363,435
Leggett & Platt, Inc. (a)	58,108	1,337,065
Lennar Corp. (Class A) (a)	67,355	1,830,709
Newell Rubbermaid, Inc.	119,685	2,131,590
Pulte Group, Inc. (a) (b)	139,727	1,236,584
Stanley Black & Decker, Inc.	70,363	5,415,136
Whirlpool Corp. (a)	31,793	2,443,610

		17,513,571

Household Products—2.1%
Clorox Co.	53,868	3,703,425
Colgate-Palmolive Co.	199,024	19,460,567
Kimberly-Clark Corp.	163,378	12,072,000
The Procter & Gamble Co.	1,143,069	76,825,668

		112,061,660

MSF-140

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. (b)	94,488	$1,480,627
The AES Corp. (b)	266,993	3,489,598

		4,970,225

Industrial Conglomerates—2.3%
3M Co.	288,234	25,713,355
General Electric Co.	4,391,197	88,131,324
Tyco International, Ltd.	191,299	10,747,178

		124,591,857

Insurance—3.5%
ACE, Ltd.	139,918	10,241,998
Aflac, Inc.	193,844	8,914,885
American International Group, Inc. (b)	223,279	6,883,692
Aon Corp. (a)	134,948	6,620,549
Assurant, Inc. (a)	36,312	1,470,636
Berkshire Hathaway, Inc. (Class B) (b)	729,650	59,211,097
Cincinnati Financial Corp. (a)	67,346	2,324,110
Genworth Financial, Inc. (b)	203,923	1,696,639
Hartford Financial Services Group, Inc. (a)	182,697	3,851,253
Lincoln National Corp.	120,901	3,186,950
Loews Corp.	126,795	5,055,317
Marsh & McLennan Cos., Inc.	225,516	7,394,670
MetLife, Inc. (d)	440,034	16,435,270
Principal Financial Group, Inc.	125,102	3,691,760
Prudential Financial, Inc.	195,049	12,364,156
The Allstate Corp.	206,790	6,807,527
The Chubb Corp.	112,517	7,776,050
The Progressive Corp.	253,774	5,882,481
The Travelers Cos., Inc.	163,124	9,656,941
Torchmark Corp.	41,577	2,072,613
Unum Group	120,604	2,952,386
XL Group plc	131,001	2,841,412

		187,332,392

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (b)	151,082	30,595,616
Expedia, Inc. (a)	39,378	1,316,800
Netflix, Inc. (b)	22,999	2,645,805
priceline.com, Inc. (b)	20,667	14,828,573
TripAdvisor, Inc. (a) (b)	39,324	1,402,687

		50,789,481

Internet Software & Services—1.8%
Akamai Technologies, Inc. (b)	73,787	2,707,983
eBay, Inc. (b)	475,319	17,534,518
Google, Inc. (Class A) (b)	105,246	67,487,945
VeriSign, Inc. (b)	66,200	2,538,108
Yahoo!, Inc. (b)	503,703	7,666,359

		97,934,913

IT Services—3.9%
Accenture plc	268,590	17,324,055
Automatic Data Processing, Inc.	203,588	11,236,022
Cognizant Technology Solutions Corp. (Class A) (b)	125,900	9,688,005
Computer Sciences Corp.	64,355	1,926,789

Security Description	Shares	Value

IT Services—(Continued)
Fidelity National Information Services, Inc.	97,323	$3,223,338
Fiserv, Inc. (b)	57,514	3,990,896
International Business Machines Corp.	480,842	100,327,683
MasterCard, Inc.	44,102	18,546,655
Paychex, Inc.	133,859	4,148,290
SAIC, Inc. (b)	114,696	1,513,987
Teradata Corp. (b)	69,471	4,734,449
The Western Union Co.	257,437	4,530,891
Total System Services, Inc.	66,627	1,537,085
Visa, Inc. (Class A)	206,440	24,359,920

		207,088,065

Leisure Equipment & Products—0.1%
Hasbro, Inc.	48,047	1,764,286
Mattel, Inc.	140,683	4,735,390

		6,499,676

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	144,263	6,421,146
Life Technologies Corp. (b)	73,980	3,611,704
PerkinElmer, Inc.	47,087	1,302,426
Thermo Fisher Scientific, Inc.	151,829	8,560,119
Waters Corp. (b)	36,960	3,424,714

		23,320,109

Machinery—2.2%
Caterpillar, Inc.	268,725	28,624,587
Cummins, Inc.	79,650	9,561,186
Danaher Corp.	237,426	13,295,856
Deere & Co.	166,757	13,490,641
Dover Corp.	76,217	4,797,098
Eaton Corp.	138,900	6,921,387
Flowserve Corp.	22,616	2,612,374
Illinois Tool Works, Inc.	200,765	11,467,697
Ingersoll-Rand plc	123,410	5,103,004
Joy Global, Inc.	43,916	3,227,826
PACCAR, Inc.	148,103	6,935,663
Pall Corp.	47,895	2,855,979
Parker Hannifin Corp.	62,625	5,294,944
Snap-On, Inc. (a)	24,233	1,477,486
Xylem, Inc.	76,659	2,127,287

		117,793,015

Media—3.1%
Cablevision Systems Corp. (Class A) (a)	89,929	1,320,158
CBS Corp. (Class B)	269,368	9,134,269
Comcast Corp. (Class A)	1,119,036	33,582,270
DIRECTV, Inc. (b)	280,649	13,847,222
Discovery Communications, Inc. (a) (b)	107,282	5,428,469
Gannett Co., Inc. (a)	98,327	1,507,353
News Corp. (Class A)	893,255	17,588,191
Omnicom Group, Inc.	113,213	5,734,238
Scripps Networks Interactive, Inc. (a)	39,619	1,929,049
The Interpublic Group of Cos., Inc.	185,135	2,112,390
The McGraw-Hill Cos., Inc.	115,369	5,591,935
The Walt Disney Co.	743,825	32,564,659
The Washington Post Co. (Class B) (a)	1,992	744,151
Time Warner Cable, Inc.	130,345	10,623,118

MSF-141

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—(Continued)
Time Warner, Inc.	402,397	$15,190,487
Viacom, Inc. (Class B)	224,161	10,638,681

		167,536,640

Metals & Mining—0.8%
Alcoa, Inc. (a)	442,432	4,433,169
Allegheny Technologies, Inc. (a)	44,280	1,823,008
Cliffs Natural Resources, Inc.	58,936	4,081,907
Freeport-McMoRan Copper & Gold, Inc.	393,368	14,963,719
Newmont Mining Corp.	205,451	10,533,473
Nucor Corp. (a)	131,508	5,648,268
Titanium Metals Corp. (b)	34,168	463,318
United States Steel Corp. (a)	59,761	1,755,180

		43,702,042

Multi-Utilities—1.3%
Ameren Corp.	100,692	3,280,545
CenterPoint Energy, Inc.	176,819	3,486,871
CMS Energy Corp.	106,768	2,348,896
Consolidated Edison, Inc.	121,545	7,100,659
Dominion Resources, Inc.	236,601	12,116,337
DTE Energy Co.	70,302	3,868,719
Integrys Energy Group, Inc. (a)	32,489	1,721,592
NiSource, Inc. (a)	117,104	2,851,482
PG&E Corp. (a)	171,019	7,423,935
Public Service Enterprise Group, Inc.	210,009	6,428,376
SCANA Corp. (a)	48,124	2,194,936
Sempra Energy	99,845	5,986,706
TECO Energy, Inc.	89,558	1,571,743
Wisconsin Energy Corp.	95,641	3,364,650
Xcel Energy, Inc.	202,032	5,347,787

		69,093,234

Multiline Retail—0.8%
Big Lots, Inc. (b)	27,225	1,171,220
Dollar Tree, Inc. (b)	49,395	4,667,334
Family Dollar Stores, Inc.	48,872	3,092,620
J.C. Penney Co., Inc.	60,030	2,126,863
Kohl’s Corp.	105,173	5,261,805
Macy’s, Inc.	171,892	6,829,269
Nordstrom, Inc.	66,338	3,696,353
Sears Holdings Corp. (a) (b)	15,881	1,052,116
Target Corp.	278,711	16,240,490

		44,138,070

Office Electronics—0.1%
Xerox Corp.	552,729	4,466,050

Oil, Gas & Consumable Fuels—9.3%
Alpha Natural Resources, Inc. (b)	91,307	1,388,779
Anadarko Petroleum Corp.	206,847	16,204,394
Apache Corp.	159,493	16,019,477
Cabot Oil & Gas Corp.	87,077	2,714,190
Chesapeake Energy Corp. (a)	274,935	6,370,244
Chevron Corp.	820,437	87,983,664
ConocoPhillips	531,070	40,366,631
Consol Energy, Inc.	94,243	3,213,686
Denbury Resources, Inc. (b)	161,966	2,952,640

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Devon Energy Corp.	167,701	$11,926,895
El Paso Corp.	320,735	9,477,719
EOG Resources, Inc.	111,670	12,406,537
EQT Corp.	62,038	2,990,852
Exxon Mobil Corp.	1,955,976	169,641,798
Hess Corp.	125,569	7,402,293
Marathon Oil Corp.	292,127	9,260,426
Marathon Petroleum Corp.	144,259	6,255,070
Murphy Oil Corp.	80,458	4,527,372
Newfield Exploration Co. (b)	54,981	1,906,741
Noble Energy, Inc.	73,430	7,179,985
Occidental Petroleum Corp.	336,587	32,053,180
Peabody Energy Corp.	112,987	3,272,104
Pioneer Natural Resources Co.	51,153	5,708,163
QEP Resources, Inc. (a)	73,661	2,246,661
Range Resources Corp.	65,505	3,808,461
Southwestern Energy Co. (b)	144,852	4,432,471
Spectra Energy Corp.	270,226	8,525,630
Sunoco, Inc.	44,328	1,691,113
Tesoro Corp. (b)	57,690	1,548,400
The Williams Cos., Inc.	245,754	7,571,681
Valero Energy Corp.	230,352	5,936,171
WPX Energy, Inc. (b)	82,430	1,484,564

		498,467,992

Paper & Forest Products—0.2%
International Paper Co.	181,389	6,366,754
MeadWestvaco Corp.	70,947	2,241,216

		8,607,970

Personal Products—0.2%
Avon Products, Inc.	178,844	3,462,420
The Estee Lauder Cos., Inc.	93,317	5,780,055

		9,242,475

Pharmaceuticals—5.7%
Abbott Laboratories	652,525	39,993,257
Allergan, Inc.	126,343	12,056,912
Bristol-Myers Squibb Co.	700,560	23,643,900
Eli Lilly & Co.	423,778	17,065,540
Forest Laboratories, Inc. (b)	110,195	3,822,665
Hospira, Inc. (a) (b)	68,366	2,556,205
Johnson & Johnson	1,139,202	75,141,764
Merck & Co., Inc.	1,263,256	48,509,030
Mylan, Inc. (b)	177,176	4,154,777
Perrigo Co. (a)	38,721	4,000,267
Pfizer, Inc.	3,128,468	70,891,085
Watson Pharmaceuticals, Inc. (b)	52,773	3,538,957

		305,374,359

Professional Services—0.1%
Equifax, Inc.	49,736	2,201,315
Robert Half International, Inc. (a)	58,989	1,787,367
The Dun & Bradstreet Corp.	19,805	1,678,078

		5,666,760

MSF-142

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—2.0%
American Tower Corp.	163,391	$10,296,901
Apartment Investment & Management Co. (a)	50,274	1,327,736
AvalonBay Communities, Inc. (a)	39,512	5,585,021
Boston Properties, Inc. (a)	61,536	6,460,665
Equity Residential (a)	124,599	7,802,389
HCP, Inc.	169,950	6,706,227
Health Care REIT, Inc. (a)	87,264	4,796,029
Host Hotels & Resorts, Inc. (a)	293,636	4,821,503
Kimco Realty Corp. (a)	168,895	3,252,918
Plum Creek Timber Co., Inc. (a)	66,983	2,783,814
ProLogis, Inc.	190,473	6,860,838
Public Storage	59,000	8,152,030
Simon Property Group, Inc.	127,093	18,514,908
Ventas, Inc.	119,899	6,846,233
Vornado Realty Trust	76,808	6,467,234
Weyerhaeuser Co.	222,646	4,880,400

		105,554,846

Real Estate Management & Development—0.1%
CBRE Group, Inc. (b)	136,098	2,716,516

Road & Rail—0.8%
CSX Corp.	436,688	9,397,526
Norfolk Southern Corp.	137,008	9,019,236
Ryder System, Inc.	21,235	1,121,208
Union Pacific Corp.	199,227	21,412,918

		40,950,888

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a) (b)	243,490	1,952,790
Altera Corp.	133,785	5,327,319
Analog Devices, Inc.	123,599	4,993,400
Applied Materials, Inc.	535,812	6,665,501
Broadcom Corp.	203,556	7,999,751
Intel Corp.	2,073,328	58,281,250
KLA-Tencor Corp.	69,194	3,765,537
Linear Technology Corp.	95,027	3,202,410
LSI Corp. (b)	235,210	2,041,623
Microchip Technology, Inc. (a)	79,704	2,964,989
Micron Technology, Inc. (b)	409,943	3,320,538
Novellus Systems, Inc. (b)	29,313	1,463,012
NVIDIA Corp. (b)	253,419	3,900,118
Teradyne, Inc. (a) (b)	77,379	1,306,931
Texas Instruments, Inc.	475,160	15,970,128
Xilinx, Inc.	108,661	3,958,520

		127,113,817

Software—3.7%
Adobe Systems, Inc. (b)	204,927	7,031,045
Autodesk, Inc. (b)	93,748	3,967,415
BMC Software, Inc. (b)	68,154	2,737,065
CA, Inc.	151,156	4,165,859
Citrix Systems, Inc. (b)	77,014	6,077,175
Electronic Arts, Inc. (b)	137,525	2,266,412
Intuit, Inc.	122,386	7,359,070
Microsoft Corp.	3,099,114	99,946,427
Oracle Corp.	1,626,854	47,439,063
Red Hat, Inc. (b)	80,151	4,800,243

Security Description	Shares	Value

Software—(Continued)
Salesforce.com, Inc. (a) (b)	56,440	$8,720,544
Symantec Corp. (b)	302,717	5,660,808

		200,171,126

Specialty Retail—2.0%
Abercrombie & Fitch Co. (Class A) (a)	35,539	1,763,090
AutoNation, Inc. (a) (b)	18,614	638,646
AutoZone, Inc. (b)	11,316	4,207,289
Bed Bath & Beyond, Inc. (b)	98,252	6,462,034
Best Buy Co., Inc. (a)	117,758	2,788,509
CarMax, Inc. (a) (b)	94,032	3,258,209
GameStop Corp. (a) (b)	56,615	1,236,472
Limited Brands, Inc. (a)	102,077	4,899,696
Lowe’s Cos., Inc.	515,012	16,161,076
O’Reilly Automotive, Inc. (b)	52,836	4,826,569
Ross Stores, Inc.	94,885	5,512,818
Staples, Inc. (a)	288,050	4,660,649
The Gap, Inc.	137,798	3,602,040
The Home Depot, Inc.	639,747	32,185,672
Tiffany & Co.	52,687	3,642,252
TJX Cos., Inc.	313,024	12,430,183
Urban Outfitters, Inc. (a) (b)	46,079	1,341,360

		109,616,564

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	119,423	9,229,009
Nike, Inc.	152,359	16,521,810
Ralph Lauren Corp.	26,822	4,675,879
VF Corp.	36,260	5,293,235

		35,719,933

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc. (a)	218,937	1,600,429
People’s United Financial, Inc. (a)	149,057	1,973,515

		3,573,944

Tobacco—1.9%
Altria Group, Inc.	848,947	26,206,994
Lorillard, Inc.	54,780	7,092,914
Philip Morris International, Inc.	714,574	63,318,402
Reynolds American, Inc.	138,676	5,746,734

		102,365,044

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	122,540	6,629,414
W.W. Grainger, Inc.	25,312	5,437,271

		12,066,685

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. (b)	103,897	5,541,866
MetroPCS Communications, Inc. (b)	121,855	1,099,132
Sprint Nextel Corp. (b)	1,243,908	3,545,138

		10,186,136

Total Common Stock (Identified Cost $4,221,460,642)		5,283,024,373

MSF-143

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—0.7%

Security Description	Shares/Par Amount	Value

Exchange Traded Funds—0.7%
SPDR S&P 500 ETF Trust	275,000	$38,698,000

Total Mutual Funds (Identified Cost $37,890,132)		38,698,000

Short Term Investments—5.4%

Discount Notes—0.1%
Federal National Mortgage Association 0.060%, 04/02/12	$3,750,000	3,749,998

Mutual Funds—4.8%
State Street Navigator Securities Lending Prime Portfolio (e)	258,841,439	258,841,439

U.S. Treasury—0.5%
U.S. Treasury Bills 0.038%, 04/19/12	5,000,000	4,999,895
0.048%, 05/24/12 (a)	9,700,000	9,699,064

0.058%, 06/14/12 (a)	10,025,000	10,024,289

		24,723,248

Total Short Term Investments (Identified Cost $287,314,685)		287,314,685

Total Investments 104.8% (Identified Cost $4,546,665,459) (f)		5,609,037,058
Liabilities in excess of other assets		(256,471,316)

Net Assets—100.0%		$5,352,565,742

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $257,454,992 and the collateral received consisted of cash in the amount of $258,841,439 and non-cash collateral with a value of $4,186,378. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $41,962,900.
(d)	Affiliated Issuer. See below.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,548,878,622. The aggregate unrealized appreciation and depreciation of investments was $1,498,265,555 and $(438,107,119), respectively, resulting in net unrealized appreciation of $1,060,158,436 for federal income tax purposes.

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Realized Gain on Shares Sold	Income For Period Ended March 31, 2012
MetLife, Inc.	444,515	2,632	7,113	440,034	$40,885	$0

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Net Unrealized Appreciation
S&P 500 Index Futures	CME Index & Options Market	6/14/2012	80	$26,723,400	$28,064,000	$1,340,600

MSF-144

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$5,283,024,373	$—	$—	$5,283,024,373
Mutual Funds
Exchange Traded Funds	38,698,000	—	—	38,698,000
Short Term Investments
Discount Notes	—	3,749,998	—	3,749,998
Mutual Funds	258,841,439	—	—	258,841,439
U.S. Treasury	—	24,723,248	—	24,723,248
Total Short Term Investments	258,841,439	28,473,246	—	287,314,685
Total Investments	$5,580,563,812	$28,473,246	$—	$5,609,037,058

Futures Contracts**
Futures Contracts (Net Unrealized Appreciation)	$1,340,600	$—	$—	$1,340,600

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-145

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—60.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Honeywell International, Inc.	176,360	$10,766,778
Huntington Ingalls Industries, Inc. (a)	10,022	403,285
Lockheed Martin Corp. (b)	196,819	17,686,155
Northrop Grumman Corp. (b)	58,496	3,572,936
Precision Castparts Corp.	15,200	2,628,080
United Technologies Corp.	166,870	13,840,198

		48,897,432

Air Freight & Logistics—0.4%
United Parcel Service, Inc.	54,350	4,387,132

Auto Components—0.7%
Delphi Automotive plc (a)	65,090	2,056,844
Johnson Controls, Inc.	168,800	5,482,624

		7,539,468

Automobiles—0.1%
General Motors Co. (a)	53,100	1,362,015

Beverages—1.4%
Diageo plc (GBP)	371,116	8,936,104
PepsiCo., Inc.	93,775	6,221,971

		15,158,075

Capital Markets—4.0%
BlackRock, Inc.	29,769	6,099,668
Franklin Resources, Inc.	40,180	4,983,525
State Street Corp.	138,840	6,317,220
The Bank of New York Mellon Corp.	495,490	11,956,174
The Goldman Sachs Group, Inc.	106,740	13,275,254

		42,631,841

Chemicals—2.0%
Air Products & Chemicals, Inc.	73,944	6,788,059
Celanese Corp. (Series A)	47,260	2,182,467
E. I. du Pont de Nemours & Co.	52,970	2,802,113
PPG Industries, Inc.	81,220	7,780,876
The Sherwin-Williams Co.	15,320	1,664,824

		21,218,339

Commercial Banks—1.9%
PNC Financial Services Group, Inc.	75,900	4,894,791
SunTrust Banks, Inc.	71,790	1,735,164
Wells Fargo & Co.	371,810	12,693,594
Zions Bancorporation (b)	74,290	1,594,263

		20,917,812

Communications Equipment—0.5%
Cisco Systems, Inc.	238,060	5,034,969

Computers & Peripherals—0.3%
Hewlett-Packard Co.	143,580	3,421,511

Construction & Engineering—0.2%
Fluor Corp.	35,460	2,129,018

Security Description	Shares	Value

Consumer Finance—0.2%
American Express Co.	29,370	$1,699,348

Diversified Financial Services—2.8%
Bank of America Corp.	459,540	4,397,798
JPMorgan Chase & Co.	525,640	24,168,927
Moody’s Corp. (b)	38,550	1,622,955

		30,189,680

Diversified Telecommunication Services—1.4%
AT&T, Inc.	410,774	12,828,472
CenturyLink, Inc. (b)	46,284	1,788,877

		14,617,349

Electric Utilities—0.7%
American Electric Power Co., Inc.	62,970	2,429,382
Exelon Corp.	36,170	1,418,226
PPL Corp.	138,376	3,910,506

		7,758,114

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	19,620	1,372,027
Transocean, Ltd. (b)	66,660	3,646,302

		5,018,329

Food & Staples Retailing—1.1%
CVS Caremark Corp.	148,823	6,667,270
The Kroger Co.	70,960	1,719,361
Walgreen Co. (b)	107,490	3,599,840

		11,986,471

Food Products—2.2%
Danone (EUR)	64,825	4,520,480
General Mills, Inc.	170,750	6,736,087
Kellogg Co.	29,620	1,588,521
Nestle S.A. (CHF)	144,949	9,122,327
The J.M. Smucker Co.	15,050	1,224,468

		23,191,883

Health Care Equipment & Supplies—1.8%
Becton, Dickinson & Co.	46,820	3,635,573
Covidien plc	68,410	3,740,659
Medtronic, Inc.	166,410	6,521,608
St. Jude Medical, Inc. (b)	112,200	4,971,582

		18,869,422

Health Care Providers & Services—0.5%
Aetna, Inc.	36,050	1,808,268
AmerisourceBergen Corp.	46,620	1,849,882
Quest Diagnostics, Inc.	30,180	1,845,507

		5,503,657

Household Durables—0.4%
Stanley Black & Decker, Inc.	53,015	4,080,034

MSF-146

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—0.8%
Reckitt Benckiser Group plc (GBP)	30,388	$1,718,714
The Procter & Gamble Co.	106,242	7,140,525

		8,859,239

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. (a) (b)	77,160	1,209,097

Industrial Conglomerates—1.5%
3M Co.	115,890	10,338,547
Tyco International, Ltd.	110,630	6,215,193

		16,553,740

Insurance—4.1%
ACE, Ltd.	111,980	8,196,936
Aon Corp.	120,360	5,904,862
Prudential Financial, Inc.	188,360	11,940,140
The Chubb Corp.	65,480	4,525,323
The Travelers Cos., Inc.	221,260	13,098,592

		43,665,853

IT Services—2.6%
Accenture plc	110,869	7,151,051
Fiserv, Inc. (a)	17,380	1,205,998
International Business Machines Corp.	43,920	9,163,908
MasterCard, Inc.	4,870	2,048,030
The Western Union Co.	285,790	5,029,904
Visa, Inc. (Class A)	28,480	3,360,640

		27,959,531

Leisure Equipment & Products—0.4%
Hasbro, Inc. (b)	125,060	4,592,203

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	115,700	6,523,166

Machinery—1.5%
Danaher Corp.	213,700	11,967,200
Eaton Corp.	92,790	4,623,726

		16,590,926

Media—2.9%
Comcast Corp. (Class A)	247,480	7,303,135
Omnicom Group, Inc. (b)	131,260	6,648,319
The Walt Disney Co.	217,440	9,519,523
Viacom, Inc. (Class B)	169,430	8,041,148

		31,512,125

Metals & Mining—0.1%
Cliffs Natural Resources, Inc. (b)	16,300	1,128,938

Multi-Utilities—0.7%
PG&E Corp. (b)	94,380	4,097,036
Public Service Enterprise Group, Inc.	126,130	3,860,839

		7,957,875

Security Description	Shares	Value

Multiline Retail—1.2%
Kohl’s Corp.	83,460	$4,175,504
Target Corp.	156,870	9,140,815

		13,316,319

Oil, Gas & Consumable Fuels—6.0%
Anadarko Petroleum Corp.	31,210	2,444,991
Apache Corp.	86,390	8,677,012
Chevron Corp.	115,296	12,364,343
EOG Resources, Inc.	16,270	1,807,597
EQT Corp.	36,070	1,738,935
Exxon Mobil Corp.	208,244	18,061,002
Hess Corp.	35,030	2,065,019
Noble Energy, Inc.	49,630	4,852,821
Occidental Petroleum Corp.	97,430	9,278,259
The Williams Cos., Inc.	107,500	3,312,075

		64,602,054

Pharmaceuticals—4.3%
Abbott Laboratories	189,728	11,628,429
Bayer AG (EUR)	21,072	1,483,419
Johnson & Johnson	210,118	13,859,383
Merck & Co., Inc.	58,663	2,252,659
Pfizer, Inc.	691,123	15,660,847
Roche Holding AG (CHF)	9,733	1,694,581

		46,579,318

Professional Services—0.2%
The Dun & Bradstreet Corp. (b)	22,430	1,900,494

Road & Rail—0.3%
Canadian National Railway Co.	24,630	1,956,361
Union Pacific Corp.	11,880	1,276,862

		3,233,223

Semiconductors & Semiconductor Equipment—0.7%
ASML Holding NV	49,015	2,457,612
Intel Corp.	117,890	3,313,888
Microchip Technology, Inc. (b)	47,150	1,753,980

		7,525,480

Software—1.3%
Check Point Software Technologies, Ltd. (a) (b)	35,370	2,258,021
Microsoft Corp.	60,020	1,935,645
Oracle Corp.	349,930	10,203,959

		14,397,625

Specialty Retail—0.5%
Advance Auto Parts, Inc.	29,530	2,615,472
Staples, Inc. (b)	196,440	3,178,399

		5,793,871

Tobacco—2.5%
Altria Group, Inc.	77,056	2,378,719
Lorillard, Inc.	6,400	828,672
Philip Morris International, Inc.	264,980	23,479,878

MSF-147

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

Tobacco—(Continued)
Reynolds American, Inc.	15,610	$646,878

		27,334,147

Wireless Telecommunication Services—0.8%
Vodafone Group plc (GBP)	3,025,433	8,353,611

Total Common Stock (Identified Cost $513,734,405)		655,200,734

U.S. Treasury & Government Agencies—25.8%

Agency Sponsored Mortgage-Backed—12.2%
Fannie Mae 15 Yr. 3.000%, TBA	$1,493,000	1,541,522
Fannie Mae 15 Yr. Pool 3.000%, 03/01/27	258,000	267,624
4.500%, 04/01/18	117,169	125,991
4.500%, 06/01/18	298,822	321,321
4.500%, 07/01/18	212,403	228,396
4.500%, 03/01/19	270,692	290,904
4.500%, 06/01/19	237,227	254,940
4.500%, 04/01/20	203,059	218,221
4.500%, 07/01/20	107,186	115,189
5.000%, 11/01/17	218,685	237,371
5.000%, 02/01/18	662,003	718,571
5.000%, 12/01/18	714,076	775,093
5.000%, 07/01/19	450,919	492,128
5.000%, 07/01/20	232,639	253,899
5.000%, 08/01/20	114,417	124,873
5.000%, 12/01/20	483,419	524,803
5.500%, 11/01/17	353,269	381,933
5.500%, 12/01/17	68,049	73,780
5.500%, 01/01/18	278,405	303,760
5.500%, 02/01/18	225,364	243,937
5.500%, 06/01/19	373,563	410,735
5.500%, 07/01/19	287,110	315,481
5.500%, 08/01/19	90,989	100,043
5.500%, 09/01/19	307,150	337,714
5.500%, 01/01/21	140,303	154,265
5.500%, 03/01/21	42,866	47,132
6.000%, 07/01/16	102,381	110,746
6.000%, 01/01/17	82,009	88,812
6.000%, 02/01/17 (c)	149,265	161,460
6.000%, 07/01/17	216,998	234,728
6.000%, 08/01/17	23,615	25,574
6.000%, 09/01/17	180,494	195,467
6.000%, 03/01/18	22,551	24,421
6.000%, 11/01/18	121,479	131,405
6.000%, 01/01/21	143,698	156,562
6.000%, 05/01/21	90,071	98,134
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	74,744	82,613
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	170,473	175,617
3.500%, 01/01/42	1,345,924	1,387,035
3.500%, 02/01/42	1,042,917	1,072,102
4.000%, 09/01/40	442,696	464,454

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 08/01/33	$966,149	$1,029,874
4.500%, 02/01/35	172,339	183,571
4.500%, 09/01/35	260,653	277,560
4.500%, 08/01/40	170,929	183,191
4.500%, 02/01/41	810,945	869,121
4.500%, 04/01/41	881,149	944,362
5.000%, 11/01/33	465,881	504,429
5.000%, 03/01/34	558,952	605,139
5.000%, 04/01/34	197,786	214,058
5.000%, 05/01/34	190,213	205,862
5.000%, 08/01/34	203,628	220,381
5.000%, 09/01/34	707,903	766,144
5.000%, 01/01/35	210,098	227,384
5.000%, 06/01/35	520,123	562,427
5.000%, 07/01/35	2,252,832	2,436,067
5.000%, 08/01/35	476,904	515,693
5.000%, 09/01/35	349,108	377,503
5.000%, 10/01/35	1,512,973	1,636,031
5.000%, 08/01/36	221,666	239,695
5.000%, 07/01/39	958,999	1,052,884
5.000%, 10/01/39	670,230	724,325
5.000%, 11/01/39	258,761	284,093
5.000%, 11/01/40	337,931	368,268
5.000%, 01/01/41	124,725	135,922
5.000%, 03/01/41	196,100	213,704
5.500%, 02/01/33	254,217	279,371
5.500%, 05/01/33	26,012	28,586
5.500%, 06/01/33	819,265	900,328
5.500%, 07/01/33	913,545	1,003,937
5.500%, 11/01/33	538,259	591,519
5.500%, 12/01/33	102,863	113,266
5.500%, 01/01/34 (c)	183,937	202,137
5.500%, 01/01/34	313,667	344,938
5.500%, 02/01/34	707,069	777,628
5.500%, 03/01/34	136,177	151,907
5.500%, 04/01/34	202,624	222,894
5.500%, 05/01/34	1,193,685	1,319,000
5.500%, 06/01/34	1,591,823	1,749,329
5.500%, 07/01/34	616,853	677,803
5.500%, 09/01/34	1,818,014	1,997,541
5.500%, 10/01/34	2,397,756	2,635,006
5.500%, 11/01/34	2,851,499	3,133,644
5.500%, 12/01/34	1,630,429	1,791,754
5.500%, 01/01/35	1,319,949	1,450,553
5.500%, 02/01/35	177,952	195,949
5.500%, 04/01/35	226,890	249,340
5.500%, 07/01/35	247,860	272,385
5.500%, 08/01/35	229,649	252,372
5.500%, 09/01/35 (c)	727,181	800,724
5.500%, 01/01/36	222,708	243,770
6.000%, 02/01/32	564,812	630,987
6.000%, 03/01/34	79,142	88,415
6.000%, 04/01/34	1,049,338	1,172,281
6.000%, 06/01/34	969,499	1,082,917
6.000%, 07/01/34	990,676	1,104,364
6.000%, 08/01/34	1,789,790	1,995,411
6.000%, 10/01/34	835,681	932,792

MSF-148

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 11/01/34	$120,902	$134,981
6.000%, 12/01/34	74,678	82,970
6.000%, 08/01/35	215,310	239,215
6.000%, 09/01/35 (c)	307,692	341,855
6.000%, 10/01/35	411,716	458,994
6.000%, 11/01/35	118,478	131,415
6.000%, 12/01/35	469,805	522,184
6.000%, 02/01/36	318,846	354,110
6.000%, 04/01/36	771,356	856,667
6.000%, 06/01/36	235,801	261,816
6.000%, 03/01/37	276,518	304,941
6.000%, 07/01/37	688,497	765,395
6.500%, 06/01/31	144,275	164,325
6.500%, 07/01/31	65,682	74,994
6.500%, 08/01/31	38,252	43,568
6.500%, 09/01/31	215,198	245,104
6.500%, 02/01/32	101,275	115,349
6.500%, 07/01/32	361,125	411,488
6.500%, 08/01/32	327,316	372,804
6.500%, 01/01/33	134,543	153,241
6.500%, 04/01/34	212,378	241,548
6.500%, 06/01/34	85,429	96,848
6.500%, 08/01/34	136,942	155,427
6.500%, 04/01/36	141,278	159,455
6.500%, 05/01/36	280,660	316,887
6.500%, 02/01/37	598,137	674,490
6.500%, 05/01/37	382,940	431,970
6.500%, 07/01/37	334,617	377,460
7.500%, 10/01/29	37,145	44,399
7.500%, 02/01/30	24,576	29,299
7.500%, 11/01/31	117,973	141,381
7.500%, 02/01/32	28,010	33,556
Fannie Mae ACES 2.578%, 09/25/18	500,000	512,101
Fannie Mae Pool 3.800%, 02/01/18	142,890	155,078
3.849%, 07/01/18	198,665	216,681
3.910%, 02/01/18	207,235	225,710
4.010%, 08/01/13 (c)	135,946	139,380
4.021%, 08/01/13 (c)	532,914	547,965
4.563%, 05/01/14 (c)	621,128	655,280
4.600%, 09/01/19	136,000	152,930
4.630%, 04/01/14	339,180	356,918
4.700%, 03/01/15	573,230	617,277
4.766%, 04/01/13 (c)	59,898	60,831
4.841%, 08/01/14 (c)	823,132	870,700
4.845%, 06/01/13	85,083	87,472
4.872%, 02/01/14 (c)	593,834	614,376
4.880%, 03/01/20	340,065	371,612
4.940%, 08/01/15	50,000	54,505
5.370%, 02/01/13 (c)	361,257	368,883
5.370%, 05/01/18	630,000	709,981
5.466%, 11/01/15 (c)	405,943	449,784
5.662%, 02/01/16 (c)	218,804	246,716
5.725%, 07/01/16 (c)	265,175	300,961

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
FHLMC Multifamily Structured Pass-Through Certificate 2.303%, 09/25/18	$176,087	$177,820
2.412%, 08/25/18	458,000	465,431
3.154%, 02/25/18 (c)	118,000	124,958
3.808%, 08/25/20	1,030,000	1,112,455
3.882%, 11/25/17 (c)	332,556	364,424
5.085%, 03/25/19 (c)	1,226,000	1,413,468
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	115,515	123,996
4.500%, 08/01/18	220,453	236,638
4.500%, 11/01/18	226,943	243,605
4.500%, 01/01/19	433,637	465,474
4.500%, 08/01/19	24,460	26,241
4.500%, 02/01/20	178,597	191,598
4.500%, 08/01/24	1,553,969	1,658,589
5.000%, 12/01/17	6,885	7,431
5.000%, 05/01/18	88,630	95,012
5.000%, 09/01/18	234,256	254,237
5.000%, 02/01/19	223,642	241,599
5.500%, 01/01/19	56,984	62,245
5.500%, 04/01/19	39,493	43,139
5.500%, 06/01/19	22,711	24,808
5.500%, 07/01/19	54,920	59,991
5.500%, 08/01/19	24,485	26,745
5.500%, 12/01/19	51,117	55,709
5.500%, 02/01/20	16,492	18,015
6.000%, 04/01/16	12,823	13,866
6.000%, 04/01/17	54,955	59,525
6.000%, 07/01/17	34,651	37,532
6.000%, 10/01/17	40,345	43,700
6.000%, 08/01/19	197,416	214,333
6.000%, 09/01/19	89,252	97,167
6.000%, 11/01/19	74,711	81,414
6.000%, 05/01/21	91,808	100,045
6.000%, 10/01/21	136,128	148,341
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	199,852	219,711
5.500%, 06/01/25	399,815	439,045
5.500%, 07/01/25	195,565	214,753
5.500%, 08/01/25	306,576	336,658
6.000%, 02/01/23	297,185	327,751
6.000%, 12/01/25	133,569	148,017
6.000%, 02/01/26	114,142	126,488
Freddie Mac 30 Yr. Gold Pool 3.500%, 02/01/42	1,126,967	1,159,032
3.500%, 03/01/42	1,034,000	1,060,512
4.000%, 11/01/40	2,815,822	2,948,368
4.000%, 01/01/41	3,144,193	3,292,196
4.500%, 04/01/35	561,001	597,085
5.000%, 09/01/33	1,045,869	1,129,097
5.000%, 11/01/33	465,833	502,903
5.000%, 03/01/34	184,588	203,546
5.000%, 04/01/34	193,648	209,058
5.000%, 08/01/35	272,418	293,841
5.000%, 10/01/35	860,423	938,487
5.000%, 11/01/35	538,297	580,629

MSF-149

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.000%, 12/01/36	$377,213	$406,877
5.000%, 07/01/39	2,281,597	2,457,458
5.500%, 12/01/33	876,532	966,692
5.500%, 01/01/34	689,045	754,609
5.500%, 04/01/34	154,282	170,433
5.500%, 11/01/34	131,587	144,334
5.500%, 12/01/34	195,333	214,255
5.500%, 05/01/35	79,788	87,518
5.500%, 09/01/35	188,463	206,719
5.500%, 10/01/35	342,614	376,339
6.000%, 04/01/34	147,141	164,635
6.000%, 07/01/34	163,962	183,184
6.000%, 08/01/34	1,270,941	1,419,918
6.000%, 09/01/34	40,904	45,664
6.000%, 07/01/35	181,567	201,264
6.000%, 08/01/35	211,314	234,237
6.000%, 11/01/35	541,034	601,246
6.000%, 03/01/36	239,599	266,264
6.000%, 10/01/36	324,823	361,937
6.000%, 03/01/37	176,059	195,652
6.000%, 05/01/37	391,144	434,674
6.000%, 06/01/37	554,669	616,398
6.500%, 05/01/34	91,521	104,173
6.500%, 06/01/34	121,778	138,164
6.500%, 08/01/34	447,572	509,451
6.500%, 10/01/34	307,580	350,105
6.500%, 11/01/34	158,097	179,554
6.500%, 05/01/37	216,700	244,290
6.500%, 07/01/37	446,630	502,404
Ginnie Mae 30 Yr. 3.500%, TBA	1,034,000	1,073,744
Ginnie Mae I 30 Yr. Pool 3.500%, 12/15/41	488,759	510,189
3.500%, 02/15/42	343,364	358,687
4.500%, 09/15/33	315,741	345,777
4.500%, 11/15/39	1,309,527	1,428,777
4.500%, 03/15/40	719,740	791,805
4.500%, 04/15/40	1,382,725	1,508,641
4.500%, 06/15/40	474,227	519,634
5.000%, 03/15/34	119,546	132,399
5.000%, 06/15/34	203,626	225,520
5.000%, 12/15/34	123,936	137,262
5.000%, 06/15/35	40,642	44,987
5.000%, 05/15/39	1,853,405	2,049,208
5.500%, 11/15/32	334,385	376,085
5.500%, 08/15/33	1,228,744	1,381,210
5.500%, 12/15/33	491,107	552,224
5.500%, 09/15/34	425,992	478,052
5.500%, 10/15/35	101,152	113,324
6.000%, 12/15/28	102,504	116,494
6.000%, 12/15/31	123,968	141,081
6.000%, 03/15/32	4,178	4,747
6.000%, 10/15/32	360,795	409,925
6.000%, 01/15/33	103,012	116,910
6.000%, 02/15/33	5,020	5,713
6.000%, 04/15/33	435,303	494,034
6.000%, 08/15/33	3,421	3,882

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 07/15/34	$332,593	$378,194
6.000%, 09/15/34	181,966	205,720
6.000%, 01/15/38	492,696	560,248
Ginnie Mae II 30 Yr. Pool 4.000%, 01/20/41	3,143,993	3,382,391
4.500%, 07/20/33	62,794	68,915
4.500%, 09/20/33	38,576	42,263
4.500%, 12/20/34	39,868	43,679
4.500%, 03/20/35	174,344	191,010
4.500%, 01/20/41	889,642	970,795
4.500%, 11/20/41	1,169,880	1,276,596
5.000%, 07/20/33	132,289	146,720
5.000%, 11/20/41	2,546,651	2,808,530
6.000%, 01/20/35	128,451	145,266
6.000%, 02/20/35	65,914	74,543
6.000%, 04/20/35	100,628	113,801

		132,176,727

Federal Agencies—0.1%
The Financing Corp. 9.650%, 11/02/18	430,000	629,558

U.S. Treasury—13.5%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	357,643
4.500%, 08/15/39	15,473,000	18,954,425
5.000%, 05/15/37	3,912,000	5,128,389
5.250%, 02/15/29	2,794,000	3,658,394
5.375%, 02/15/31	887,000	1,193,015
6.250%, 08/15/23 (b)	1,251,000	1,732,635
8.500%, 02/15/20 (b)	1,104,000	1,654,448
U.S. Treasury Notes
0.500%, 08/15/14	3,838,000	3,844,897
1.375%, 10/15/12 (b)	1,825,000	1,836,833
1.375%, 01/15/13	2,895,000	2,921,463
1.500%, 12/31/13	21,000	21,431
1.875%, 02/28/14	2,369,800	2,438,671
2.000%, 11/30/13	2,098,000	2,156,268
2.125%, 05/31/15	36,665,000	38,432,363
2.625%, 02/29/16	800,000	856,813
2.750%, 10/31/13	6,744,000	7,001,904
2.750%, 02/15/19	3,838,100	4,134,655
3.125%, 09/30/13	10,194,000	10,623,657
3.125%, 05/15/19	9,358,000	10,304,767
3.500%, 05/31/13	3,900,000	4,046,858
3.500%, 05/15/20	11,917,000	13,404,766
3.750%, 11/15/18	2,067,000	2,363,970
3.875%, 02/15/13	5,448,000	5,621,018
4.125%, 05/15/15	125,000	138,701
4.750%, 08/15/17 (b)	2,444,000	2,902,250

		145,730,234

Total U.S. Treasury & Government Agencies (Identified Cost $262,403,354)		278,536,519

MSF-150

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—9.6%

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A)
5.200%, 08/15/15	$756,000	$809,915

Beverages—0.1%
Anheuser- Busch InBev Worldwide, Inc.
8.000%, 11/15/39	1,020,000	1,524,169

Capital Markets—0.7%
Credit Suisse
5.500%, 05/01/14	1,470,000	1,576,278
Merrill Lynch & Co., Inc.
6.150%, 04/25/13	1,160,000	1,208,280
Morgan Stanley
6.625%, 04/01/18	1,270,000	1,337,328
The Goldman Sachs Group, Inc.
5.625%, 01/15/17	1,351,000	1,419,058
UBS Preferred Funding Trust V
6.243%, 05/29/49 (c)	1,950,000	1,886,625

		7,427,569

Chemicals—0.0%
Ecolab, Inc.
5.500%, 12/08/41	170,000	184,366

Commercial Banks—1.9%
ABN Amro Bank NV (144A)
2.323%, 01/30/14 (c)	2,030,000	2,035,191
Banco Bradesco S.A. (144A)
6.750%, 09/29/19	613,000	669,089
Bank One Corp.
8.000%, 04/29/27	100,000	123,415
BNP Paribas (144A)
7.195%, 12/31/49 (b) (c)	500,000	443,750
Commonwealth Bank of Australia (144A)
5.000%, 10/15/19	710,000	766,961
Groupe BPCE (144A)
12.500%, 06/29/49 (b) (c)	1,375,000	1,456,152
HSBC Bank USA N.A.
4.875%, 08/24/20	760,000	778,735
HSBC Holdings plc
5.100%, 04/05/21	679,000	734,041
ING Bank NV (144A)
3.750%, 03/07/17	1,460,000	1,446,089
3.900%, 03/19/14	1,280,000	1,346,559
Kreditanstalt fuer Wiederaufbau
4.875%, 06/17/19	1,290,000	1,525,916
Nordea Bank AB (144A)
4.875%, 01/14/21	830,000	884,026
PNC Funding Corp.
5.625%, 02/01/17	1,080,000	1,205,288
Santander U.S. Debt S.A. Unipersonal (144A)
3.781%, 10/07/15	500,000	484,724
Svenska Handelsbanken AB (144A)
4.875%, 06/10/14	1,330,000	1,413,371
The Royal Bank of Scotland plc
6.125%, 01/11/21	1,200,000	1,284,413

Security Description	Par Amount	Value

Commercial Banks—(Continued)
The Royal Bank of Scotland plc (144A)
2.625%, 05/11/12	$2,290,000	$2,294,078
U.S. Bancorp
7.500%, 06/01/26	400,000	483,780
Wachovia Corp.
5.250%, 08/01/14	924,000	994,533

		20,370,111

Consumer Finance—0.4%
American Express Co.
5.500%, 09/12/16	960,000	1,069,081
Capital One Financial Corp.
6.150%, 09/01/16	1,330,000	1,461,824
Toyota Motor Credit Corp.
3.200%, 06/17/15	630,000	669,344
3.400%, 09/15/21	880,000	903,793

		4,104,042

Diversified Financial Services—2.0%
Asian Development Bank
1.125%, 03/15/17	574,000	572,574
2.750%, 05/21/14	970,000	1,016,420
Bank of America Corp.
5.490%, 03/15/19	696,000	697,648
7.375%, 05/15/14	510,000	553,620
7.625%, 06/01/19	710,000	818,712
BP Capital Markets plc
4.500%, 10/01/20	306,000	336,138
4.742%, 03/11/21	847,000	948,634
Citigroup, Inc.
5.000%, 09/15/14	1,105,000	1,144,370
DIRECTV Financing Co., Inc.
4.600%, 02/15/21	1,260,000	1,327,634
Enel Finance International S.A. (144A)
6.250%, 09/15/17 (b)	995,000	1,057,812
ERAC USA Finance, LLC (144A)
7.000%, 10/15/37	1,115,000	1,272,029
General Electric Capital Corp.
5.450%, 01/15/13 (b)	572,000	593,244
GG1C Funding Corp. (144A)
5.129%, 01/15/14	233,635	244,076
JPMorgan Chase & Co.
6.300%, 04/23/19	1,210,000	1,398,172
JPMorgan Chase Capital XXII
6.450%, 01/15/87	568,000	568,000
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	149,000	151,012
MidAmerican Funding, LLC
6.927%, 03/01/29	699,000	856,641
Petrobras International Finance Co.
5.375%, 01/27/21	380,000	409,161
6.750%, 01/27/41	276,000	320,095
Societe Financement de l’Economie Francaise (144A)
3.375%, 05/05/14	730,000	762,690
Spectra Energy Capital, LLC
8.000%, 10/01/19	1,253,000	1,583,221
Telecom Italia Capital S.A.
5.250%, 11/15/13	753,000	773,708

MSF-151

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	$1,270,000	$1,285,594
Volkswagen International Finance NV (144A)
2.375%, 03/22/17	857,000	859,916
W3A Funding Corp.
8.090%, 01/02/17	405,696	402,020
WEA Finance, LLC (144A)
4.625%, 05/10/21	990,000	1,001,477
6.750%, 09/02/19	363,000	419,711

		21,374,329

Diversified Telecommunication Services—0.1%
AT&T, Inc.
5.550%, 08/15/41	1,409,000	1,561,768

Electric Utilities—0.6%
Bruce Mansfield Unit
6.850%, 06/01/34	2,075,157	2,217,824
Oncor Electric Delivery Co., LLC
7.000%, 09/01/22	1,825,000	2,214,674
Progress Energy, Inc.
3.150%, 04/01/22	1,083,000	1,058,569
PSEG Power, LLC
5.320%, 09/15/16	989,000	1,102,505

		6,593,572

Food & Staples Retailing—0.3%
CVS Caremark Corp.
6.125%, 08/15/16	1,080,000	1,266,634
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,830,000	2,081,068

		3,347,702

Health Care Equipment & Supplies—0.2%
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,289,802
Hospira, Inc. 6.050%, 03/30/17 (c)	979,000	1,089,903

		2,379,705

Health Care Providers & Services—0.1%
Aristotle Holding, Inc. (144A) 2.650%, 02/15/17	1,280,000	1,294,465

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp. 6.000%, 12/01/16 (b)	8,000	8,917

Insurance—0.4%
Chubb Corp. 6.375%, 03/29/67 (c)	1,510,000	1,559,075
Irish Life & Permanent Group Holdings plc (144A) 3.600%, 01/14/13	1,500,000	1,454,989
Prudential Financial, Inc. 6.625%, 06/21/40	430,000	502,810

Security Description	Par Amount	Value

Insurance—(Continued)
ZFS Finance USA Trust I (144A) 5.875%, 05/09/62 (c)	$146,000	$145,818
6.500%, 05/09/67 (c)	491,000	473,815

		4,136,507

Machinery—0.2%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	1,046,408
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,299,673

		2,346,081

Media—0.4%
COX Communications, Inc. 4.625%, 06/01/13	1,058,000	1,105,336
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	140,652
News America Holdings, Inc. 8.500%, 02/23/25	722,000	897,297
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,656,465

		3,799,750

Metals & Mining—0.2%
ArcelorMittal 5.250%, 08/05/20 (b)	610,000	597,155
9.850%, 06/01/19	603,000	725,578
Corp. Nacional del Cobre de Chile (144A) 3.750%, 11/04/20	290,000	297,103
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	313,460
6.875%, 11/10/39	233,000	272,172

		2,205,468

Oil, Gas & Consumable Fuels—0.5%
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,077,563
Hess Corp. 8.125%, 02/15/19	300,000	387,428
Husky Energy, Inc. 5.900%, 06/15/14	771,000	843,893
7.250%, 12/15/19 (b)	787,000	970,339
Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	625,000	758,412
Petroleos Mexicanos 8.000%, 05/03/19	759,000	960,135
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A) 5.832%, 09/30/16	752,526	807,084

		5,804,854

Pharmaceuticals—0.2%
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	1,298,000	1,582,908

MSF-152

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Real Estate Investment Trusts—0.5%
Boston Properties, L.P. 5.000%, 06/01/15	$200,000	$219,197
ERP Operating, L.P. 4.625%, 12/15/21	896,000	943,432
5.375%, 08/01/16	260,000	289,189
HCP, Inc. 5.375%, 02/01/21 (b)	734,000	790,945
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,880,187
Simon Property Group, L.P. 5.875%, 03/01/17 (b)	1,328,000	1,532,990

		5,655,940

Road & Rail—0.0%
Norfolk Southern Corp. (144A) 4.837%, 10/01/41	402,000	414,456

Specialty Retail—0.1%
Home Depot, Inc. 5.950%, 04/01/41	278,000	341,206
Limited Brands, Inc. 5.250%, 11/01/14 (b)	370,000	392,200

		733,406

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank NV (144A) 3.200%, 11/03/14 (c)	541,000	565,512

Wireless Telecommunication Services—0.3%
Crown Castle Towers, LLC 4.883%, 08/15/40	370,000	380,699
Crown Castle Towers, LLC (144A) 6.113%, 01/15/40	711,000	790,225
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,845,898

		3,016,822

Yankee—0.2%
Petro-Canada 6.050%, 05/15/18	1,664,000	1,984,242
Statoil ASA 7.750%, 06/15/23	100,000	134,999

		2,119,241

Total Corporate Bonds & Notes (Identified Cost $96,122,143)		103,361,575

Mortgage-Backed Securities—1.4%

Collateralized-Mortgage Obligation—0.0%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	87,051	22,557
RAAC Series 4.971%, 09/25/34 (c)	268,955	270,089

		292,646

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—1.4%
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (c)	$1,735,738	$1,889,498
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	41,721
Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (c)	500,000	522,968
5.475%, 03/10/39	3,025,000	3,002,098
JPMorgan Chase Commercial Mortgage Securities Corp. 5.382%, 05/15/41 (c)	1,292,933	1,387,344
5.475%, 04/15/43 (c)	155,669	174,181
5.816%, 06/15/49 (c)	1,327,157	1,454,677
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.737%, 06/12/50 (c)	2,071,962	2,245,255
Morgan Stanley Capital I (144A) 0.784%, 11/15/30 (c) (d)	3,545,780	89,939
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	988,074	886,796
Wachovia Bank Commercial Mortgage Trust 5.899%, 02/15/51 (c)	3,000,000	3,323,940

		15,018,417

Total Mortgage-Backed Securities (Identified Cost $14,704,699)		15,311,063

Asset-Backed Securities—0.6%

Asset Backed - Home Equity—0.2%
Bayview Financial Revolving Mortgage Loan Trust (144A) 1.841%, 12/28/40 (c)	1,030,651	580,853
GMAC Mortgage Corp. Loan Trust 5.874%, 10/25/36 (c)	634,610	413,436
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35 (c)	1,190,000	671,039

		1,665,328

Asset Backed - Other – 0.4%
Anthracite CDO I, Ltd. (144A) 0.692%, 05/24/17 (c)	835,544	810,478
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35	1,346,425	1,343,059
Small Business Administration Participation Certificates 4.350%, 07/01/23 (c)	859,487	928,702
4.770%, 04/01/24	48,678	53,161
4.950%, 03/01/25 (c)	265,750	292,815
4.990%, 09/01/24 (c)	153,271	168,624
5.110%, 08/01/25 (c)	389,736	431,434
5.180%, 05/01/24 (c)	81,695	90,010

MSF-153

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)
Security Description	Shares/Par Amount	Value

Asset Backed - Other—(Continued)
Small Business Administration Participation Certificates 5.520%, 06/01/24 (c)	$253,387	$284,535

		4,402,818

Total Asset-Backed Securities (Identified Cost $6,980,752)		6,068,146

Foreign Government—0.5%

Sovereign—0.5%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,138,001
Mexico Government International Bond 4.750%, 03/08/44	1,375,000	1,347,500
Peruvian Government International Bond 7.350%, 07/21/25	103,000	140,698
Russian Foreign Bond (144A) 3.625%, 04/29/15	2,100,000	2,184,000

Total Foreign Government (Identified Cost $5,505,097)		5,810,199

Municipal Bonds & Notes—0.1%

Municipal Agency—0.1%
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,050,000	1,484,857

Total Municipal Bonds & Notes (Identified Cost $1,092,733)		1,484,857

Preferred Stock—0.1%

Automobiles—0.1%
General Motors Co. (b)	35,920	1,503,252

Total Preferred Stock (Identified Cost $1,796,000)		1,503,252

Convertible Preferred Stock—0.1%

Electric Utilities—0.1%
PPL Corp. (b)	10,420	564,660

Total Convertible Preferred Stock (Identified Cost $521,000)		564,660

Short Term Investments—5.5%
Security Description	Shares/Par Amount	Value

Commercial Paper—0.4%
HSBC Americas, Inc. 0.071%, 04/02/12	$3,943,000	$3,942,992

Mutual Funds—5.1%
State Street Navigator Securities Lending Prime Portfolio (e)	55,336,404	55,336,404

Total Short Term Investments (Identified Cost $59,279,396)		59,279,396

Total Investments—104.4% (Identified Cost $962,139,579) (f)		1,127,120,401
Liabilities in excess of other assets		(47,127,865)

Net Assets—100.0%		$1,079,992,536

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $57,107,536 and the collateral received consisted of cash in the amount of $55,336,404 and non-cash collateral with a value of $3,090,530. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $962,139,579. The aggregate unrealized appreciation and depreciation of investments was $175,974,783 and $(10,993,961), respectively, resulting in net unrealized appreciation of $164,980,822 for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $34,499,802, which is 3.2% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MSF-154

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$48,897,432	$—	$—	$48,897,432
Air Freight & Logistics	4,387,132	—	—	4,387,132
Auto Components	7,539,468	—	—	7,539,468
Automobiles	1,362,015	—	—	1,362,015
Beverages	6,221,971	8,936,104	—	15,158,075
Capital Markets	42,631,841	—	—	42,631,841
Chemicals	21,218,339	—	—	21,218,339
Commercial Banks	20,917,812	—	—	20,917,812
Communications Equipment	5,034,969	—	—	5,034,969
Computers & Peripherals	3,421,511	—	—	3,421,511
Construction & Engineering	2,129,018	—	—	2,129,018
Consumer Finance	1,699,348	—	—	1,699,348
Diversified Financial Services	30,189,680	—	—	30,189,680
Diversified Telecommunication Services	14,617,349	—	—	14,617,349
Electric Utilities	7,758,114	—	—	7,758,114
Energy Equipment & Services	5,018,329	—	—	5,018,329
Food & Staples Retailing	11,986,471	—	—	11,986,471
Food Products	9,549,076	13,642,807	—	23,191,883
Health Care Equipment & Supplies	18,869,422	—	—	18,869,422
Health Care Providers & Services	5,503,657	—	—	5,503,657
Household Durables	4,080,034	—	—	4,080,034
Household Products	7,140,525	1,718,714	—	8,859,239
Independent Power Producers & Energy Traders	1,209,097	—	—	1,209,097
Industrial Conglomerates	16,553,740	—	—	16,553,740
Insurance	43,665,853	—	—	43,665,853
IT Services	27,959,531	—	—	27,959,531
Leisure Equipment & Products	4,592,203	—	—	4,592,203
Life Sciences Tools & Services	6,523,166	—	—	6,523,166
Machinery	16,590,926	—	—	16,590,926
Media	31,512,125	—	—	31,512,125
Metals & Mining	1,128,938	—	—	1,128,938
Multi-Utilities	7,957,875	—	—	7,957,875
Multiline Retail	13,316,319	—	—	13,316,319
Oil, Gas & Consumable Fuels	64,602,054	—	—	64,602,054
Pharmaceuticals	43,401,318	3,178,000	—	46,579,318
Professional Services	1,900,494	—	—	1,900,494
Road & Rail	3,233,223	—	—	3,233,223
Semiconductors & Semiconductor Equipment	7,525,480	—	—	7,525,480
Software	14,397,625	—	—	14,397,625
Specialty Retail	5,793,871	—	—	5,793,871

MSF-155

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$27,334,147	$—	$—	$27,334,147
Wireless Telecommunication Services	—	8,353,611	—	8,353,611
Total Common Stock	619,371,498	35,829,236	—	655,200,734
Total U.S. Treasury & Government Agencies*	—	278,536,519	—	278,536,519
Total Corporate Bonds & Notes*	—	103,361,575	—	103,361,575
Total Mortgage-Backed Securities*	—	15,311,063	—	15,311,063
Total Asset-Backed Securities*	—	6,068,146	—	6,068,146
Total Foreign Government*	—	5,810,199	—	5,810,199
Total Municipal Bonds & Notes*	—	1,484,857	—	1,484,857
Total Preferred Stock*	1,503,252	—	—	1,503,252
Total Convertible Preferred Stock*	564,660	—	—	564,660
Short Term Investments
Commercial Paper	—	3,942,992	—	3,942,992
Mutual Funds	55,336,404	—	—	55,336,404
Total Short Term Investments	55,336,404	3,942,992	—	59,279,396
Total Investments	$676,775,814	$450,344,587	$—	$1,127,120,401

*	See Schedule of Investments for additional detailed categorizations.

MSF-156

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.5%
Honeywell International, Inc.	716,611	$43,749,101
Huntington Ingalls Industries, Inc. (a)	78,038	3,140,249
Lockheed Martin Corp.	1,033,410	92,862,223
Northrop Grumman Corp.	466,349	28,484,597
United Technologies Corp.	694,824	57,628,703

		225,864,873

Air Freight & Logistics—0.5%
United Parcel Service, Inc.	167,010	13,481,047

Auto Components—1.2%
Delphi Automotive plc (a)	171,810	5,429,196
Johnson Controls, Inc.	825,631	26,816,495

		32,245,691

Automobiles—0.2%
General Motors Co. (a)	212,550	5,451,908

Beverages—2.5%
Diageo plc (GBP)	1,857,763	44,733,083
PepsiCo., Inc.	349,388	23,181,894

		67,914,977

Capital Markets—7.0%
BlackRock, Inc.	153,004	31,350,519
Franklin Resources, Inc.	143,120	17,751,174
State Street Corp.	526,224	23,943,192
The Bank of New York Mellon Corp.	1,918,791	46,300,427
The Goldman Sachs Group, Inc.	546,193	67,930,023

		187,275,335

Chemicals—2.7%
Air Products & Chemicals, Inc.	293,162	26,912,272
PPG Industries, Inc.	342,960	32,855,568
The Sherwin-Williams Co.	122,394	13,300,556

		73,068,396

Commercial Banks—3.2%
PNC Financial Services Group, Inc.	380,188	24,518,324
SunTrust Banks, Inc.	164,000	3,963,880
Wells Fargo & Co.	1,662,448	56,755,975

		85,238,179

Communications Equipment—0.7%
Cisco Systems, Inc.	879,170	18,594,445

Computers & Peripherals—0.2%
Hewlett-Packard Co.	277,431	6,611,181

Construction & Engineering—0.2%
Fluor Corp.	71,600	4,298,864

Diversified Financial Services—3.8%
Bank of America Corp.	810,968	7,760,964
JPMorgan Chase & Co.	1,759,511	80,902,316
Moody’s Corp. (b)	307,420	12,942,382

		101,605,662

Security Description	Shares	Value

Diversified Telecommunication Services—2.4%
AT&T, Inc.	2,062,191	$64,402,225

Electric Utilities—0.3%
PPL Corp.	299,946	8,476,474

Energy Equipment & Services—0.3%
Transocean, Ltd.	145,063	7,934,946

Food & Staples Retailing—1.4%
CVS Caremark Corp.	514,904	23,067,699
Walgreen Co. (b)	421,270	14,108,332

		37,176,031

Food Products—4.2%
Danone (EUR)	225,895	15,752,469
General Mills, Inc.	1,023,606	40,381,257
Kellogg Co.	235,747	12,643,112
Nestle S.A. (CHF)	509,172	32,044,607
The J.M. Smucker Co.	120,240	9,782,726

		110,604,171

Health Care Equipment & Supplies—2.7%
Becton, Dickinson & Co. (b)	205,974	15,993,881
Medtronic, Inc.	880,130	34,492,295
St. Jude Medical, Inc.	496,082	21,981,393

		72,467,569

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc.	241,910	14,792,797

Household Durables—1.2%
Stanley Black & Decker, Inc.	425,021	32,709,616

Household Products—0.6%
The Procter & Gamble Co.	237,572	15,967,214

Industrial Conglomerates—2.9%
3M Co.	488,538	43,582,475
Tyco International, Ltd.	617,540	34,693,397

		78,275,872

Insurance—6.9%
ACE, Ltd.	289,753	21,209,920
Aon Corp. (b)	516,759	25,352,196
Prudential Financial, Inc. (b)	861,522	54,611,879
The Chubb Corp.	523,024	36,146,189
The Travelers Cos., Inc.	763,765	45,214,888

		182,535,072

IT Services—6.2%
Accenture plc (b)	885,559	57,118,556
Fiserv, Inc. (a)	137,770	9,559,860
International Business Machines Corp.	272,171	56,788,479
MasterCard, Inc.	38,843	16,335,035
The Western Union Co.	1,403,936	24,709,274

		164,511,204

MSF-157

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.9%
Hasbro, Inc. (b)	624,701	$22,939,021

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	412,258	23,243,106

Machinery—1.9%
Danaher Corp.	568,932	31,860,192
Eaton Corp.	351,892	17,534,778

		49,394,970

Media—4.7%
Comcast Corp. (Class A)	756,660	22,329,037
Omnicom Group, Inc. (b)	615,927	31,196,702
The Walt Disney Co.	959,190	41,993,338
Viacom, Inc. (Class B)	601,710	28,557,157

		124,076,234

Multi-Utilities—1.2%
PG&E Corp. (b)	578,067	25,093,888
Public Service Enterprise Group, Inc.	224,101	6,859,732

		31,953,620

Multiline Retail—1.8%
Kohl’s Corp.	174,290	8,719,728
Target Corp.	669,540	39,014,096

		47,733,824

Oil, Gas & Consumable Fuels—6.8%
Apache Corp.	209,999	21,092,300
Chevron Corp.	535,141	57,388,521
EOG Resources, Inc.	130,110	14,455,221
Exxon Mobil Corp.	505,173	43,813,654
Hess Corp.	39,374	2,321,097
Occidental Petroleum Corp.	453,542	43,190,805

		182,261,598

Pharmaceuticals—8.6%
Abbott Laboratories	806,596	49,436,269
Johnson & Johnson	1,034,181	68,214,579
Merck & Co., Inc.	470,087	18,051,341
Pfizer, Inc.	3,501,631	79,346,958
Roche Holding AG (CHF)	78,038	13,586,940

		228,636,087

Professional Services—0.6%
The Dun & Bradstreet Corp. (b)	179,023	15,168,619

Road & Rail—0.6%
Canadian National Railway Co.	196,545	15,611,569

Semiconductors & Semiconductor Equipment—1.3%
ASML Holding NV	186,420	9,347,099
Intel Corp.	941,627	26,469,135

		35,816,234

Security Description	Shares/Par Amount	Value

Software—1.8%
Oracle Corp.	1,678,136	$48,934,446

Specialty Retail—0.9%
Advance Auto Parts, Inc.	135,412	11,993,441
Staples, Inc. (b)	819,590	13,260,966

		25,254,407

Tobacco—5.2%
Altria Group, Inc.	617,786	19,071,054
Lorillard, Inc.	50,900	6,590,532
Philip Morris International, Inc.	1,202,047	106,513,384
Reynolds American, Inc.	124,800	5,171,712

		137,346,682

Wireless Telecommunication Services—1.4%
Vodafone Group plc (GBP)	13,458,801	37,161,485

Total Common Stock (Identified Cost $2,062,669,036)		2,637,035,651

Convertible Preferred Stock—0.1%

Electric Utilities—0.1%
PPL Corp. (b)	63,870	3,461,115

Total Convertible Preferred Stock (Identified Cost $3,193,500)		3,461,115

Short Term Investments—3.9%

Commercial Paper—0.3%
HSBC Americas, Inc. 0.071%, 04/02/12	$6,179,000	6,178,988

Mutual Funds—3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	96,539,526	96,539,526

Total Short Term Investments (Identified Cost $102,718,514)		102,718,514

Total Investments—103.0% (Identified Cost $2,168,581,050) (d)		2,743,215,280
Liabilities in excess of other assets		(78,754,678)

Net Assets—100.0%		$2,664,460,602

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $100,772,021 and the collateral received consisted of cash in the amount of $96,539,526 and non-cash collateral with a value of $6,486,271. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-158

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $2,168,581,050. The aggregate unrealized appreciation and depreciation of investments was $604,693,666 and $(30,059,436), respectively, resulting in net unrealized appreciation of $574,634,230 for federal income tax purposes.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$225,864,873	$—	$—	$225,864,873
Air Freight & Logistics	13,481,047	—	—	13,481,047
Auto Components	32,245,691	—	—	32,245,691
Automobiles	5,451,908	—	—	5,451,908
Beverages	23,181,894	44,733,083	—	67,914,977
Capital Markets	187,275,335	—	—	187,275,335
Chemicals	73,068,396	—	—	73,068,396
Commercial Banks	85,238,179	—	—	85,238,179
Communications Equipment	18,594,445	—	—	18,594,445
Computers & Peripherals	6,611,181	—	—	6,611,181
Construction & Engineering	4,298,864	—	—	4,298,864
Diversified Financial Services	101,605,662	—	—	101,605,662
Diversified Telecommunication Services	64,402,225	—	—	64,402,225
Electric Utilities	8,476,474	—	—	8,476,474
Energy Equipment & Services	7,934,946	—	—	7,934,946
Food & Staples Retailing	37,176,031	—	—	37,176,031
Food Products	62,807,095	47,797,076	—	110,604,171
Health Care Equipment & Supplies	72,467,569	—	—	72,467,569
Health Care Providers & Services	14,792,797	—	—	14,792,797
Household Durables	32,709,616	—	—	32,709,616
Household Products	15,967,214	—	—	15,967,214
Industrial Conglomerates	78,275,872	—	—	78,275,872
Insurance	182,535,072	—	—	182,535,072
IT Services	164,511,204	—	—	164,511,204
Leisure Equipment & Products	22,939,021	—	—	22,939,021
Life Sciences Tools & Services	23,243,106	—	—	23,243,106
Machinery	49,394,970	—	—	49,394,970
Media	124,076,234	—	—	124,076,234
Multi-Utilities	31,953,620	—	—	31,953,620

MSF-159

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$47,733,824	$—	$—	$47,733,824
Oil, Gas & Consumable Fuels	182,261,598	—	—	182,261,598
Pharmaceuticals	215,049,147	13,586,940	—	228,636,087
Professional Services	15,168,619	—	—	15,168,619
Road & Rail	15,611,569	—	—	15,611,569
Semiconductors & Semiconductor Equipment	35,816,234	—	—	35,816,234
Software	48,934,446	—	—	48,934,446
Specialty Retail	25,254,407	—	—	25,254,407
Tobacco	137,346,682	—	—	137,346,682
Wireless Telecommunication Services	—	37,161,485	—	37,161,485
Total Common Stock	2,493,757,067	143,278,584	—	2,637,035,651
Convertible Preferred Stock
Electric Utilities	3,461,115	—	—	3,461,115
Short Term Investments
Commercial Paper	—	6,178,988	—	6,178,988
Mutual Funds	96,539,526	—	—	96,539,526
Total Short Term Investments	96,539,526	6,178,988	—	102,718,514
Total Investments	$2,593,757,708	$149,457,572	$—	$2,743,215,280

MSF-160

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—96.9% of Net Assets

Security Description	Shares	Value

Australia—8.2%
AGL Energy, Ltd.	35,351	$540,279
Alumina, Ltd.	191,453	245,085
Amcor, Ltd.	95,510	736,328
AMP, Ltd.	193,478	866,209
APA Group (a)	39,292	208,472
Asciano Group	79,670	405,040
ASX, Ltd.	14,311	492,320
Australia & New Zealand Banking Group, Ltd.	188,165	4,535,863
Bendigo Bank, Ltd.	23,062	185,204
BGP Holdings plc (b) (c)	713,624	0
BHP Billiton, Ltd.	229,733	8,309,348
Boral, Ltd. (a)	61,162	255,440
Brambles, Ltd.	106,015	780,454
Caltex Australia, Ltd.	9,532	137,213
Campbell Brothers, Ltd.	4,903	341,794
CFS Retail Property Trust (REIT)	151,292	280,705
Coca-Cola Amatil, Ltd.	42,510	550,784
Cochlear, Ltd. (a)	4,760	305,183
Commonwealth Bank of Australia (a)	112,612	5,846,682
Computershare, Ltd.	29,681	276,794
Crown, Ltd. (a)	29,464	265,300
CSL, Ltd.	37,652	1,400,187
Dexus Property Group (REIT)	401,856	362,270
Echo Entertainment Group, Ltd. (c)	43,902	200,082
Fairfax Media, Ltd. (a)	150,980	113,437
Fortescue Metals Group, Ltd. (a) (c)	82,630	497,731
Goodman Group (REIT)	554,537	397,226
GPT Group (REIT)	113,429	366,810
Iluka Resources, Ltd. (a)	29,031	535,404
Incitec Pivot, Ltd.	103,981	339,458
Insurance Australia Group, Ltd.	163,755	579,555
James Hardie Industries NV (a)	30,172	241,195
Leighton Holdings, Ltd. (a)	10,872	240,329
Lend Lease Corp., Ltd.	37,629	291,308
Lynas Corp., Ltd. (a) (c)	117,870	133,831
Macquarie Group, Ltd.	23,611	711,647
Metcash, Ltd.	49,589	223,859
Mirvac Group (REIT)	222,329	269,945
National Australia Bank, Ltd. (a)	157,550	4,016,875
Newcrest Mining, Ltd.	54,807	1,686,724
Orica, Ltd.	26,176	758,700
Origin Energy, Ltd. (c)	78,717	1,089,061
OZ Minerals, Ltd.	25,908	262,111
Qantas Airways, Ltd.	108,183	200,110
QBE Insurance Group, Ltd.	82,246	1,210,070
QR National, Ltd. (c)	113,644	439,266
Ramsay Health Care, Ltd.	8,883	180,023
Rio Tinto, Ltd.	31,217	2,116,594
Santos, Ltd.	67,710	1,001,303
Sims Group, Ltd. (a)	9,738	148,503
Sonic Healthcare, Ltd.	24,290	315,809
SP AusNet	106,030	118,108
Stockland (REIT)	170,116	519,048
Suncorp Group, Ltd.	97,160	845,855
TABCORP Holdings, Ltd.	43,902	123,756
Tattersall’s, Ltd.	117,840	303,224
Telstra Corp., Ltd.	304,819	1,039,091
Toll Holdings, Ltd. (a)	41,980	255,447
Transurban Group	94,803	551,834

Security Description	Shares	Value

Australia—(Continued)
Wesfarmers, Ltd.	71,781	$2,233,087
Westfield Group (REIT)	153,357	1,411,275
Westfield Retail Trust (REIT) (c)	193,580	517,536
Westpac Banking Corp.	216,848	4,919,690
Woodside Petroleum, Ltd.	46,091	1,662,734
Woolworths, Ltd.	86,801	2,336,622
WorleyParsons, Ltd.	12,991	385,472

		63,116,699

Austria—0.3%
Erste Group Bank AG	17,693	406,686
IMMOEAST Anspr Nachb (a) (b) (c)	27,192	0
Immofinanz AG	66,338	240,677
OMV AG	11,229	398,500
Raiffeisen Bank International AG (a)	3,490	122,964
Telekom Austria AG	22,221	258,622
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A)	5,457	165,694
Voestalpine AG	7,335	246,518
Wiener Staedtische Versicherung AG	2,911	128,229

		1,967,890

Belgium—1.0%
Anheuser-Busch InBev NV	57,402	4,176,484
Belgacom S.A.	10,680	342,742
Colruyt S.A. (a)	5,430	217,888
Delhaize Group S.A.	6,756	354,643
Fortis	155,732	341,465
Groupe Bruxelles Lambert S.A.	6,520	503,676
KBC Groep NV	13,039	326,013
Solvay S.A.	4,497	531,209
UCB S.A.	6,793	292,910
Umicore S.A.	8,519	469,388

		7,556,418

Denmark—1.1%
AP Moller-Maersk A/S (Series A)	35	257,630
AP Moller-Maersk A/S (Series B)	102	788,373
Carlsberg A/S (Class B)	7,997	661,151
Coloplast A/S	1,846	319,871
Danske Bank A/S	44,352	752,432
DSV A/S (a)	17,600	399,253
Novo Nordisk A/S (a)	30,107	4,170,362
Novozymes A/S	16,065	467,616
TDC A/S (a)	36,431	265,126
Vestas Wind Systems A/S (a) (c)	13,387	135,960
William Demant Holding A/S (a) (c)	1,624	151,316

		8,369,090

Finland—0.9%
Elisa Oyj	9,437	225,783
Fortum Oyj (a)	31,487	762,788
Kesko Oyj (a)	4,472	144,845
Kone Oyj (a)	11,180	621,659
Metso Oyj (a)	10,185	434,376
Neste Oil Oyj (a)	9,570	117,617
Nokia Oyj (a)	264,520	1,445,380
Nokian Renkaat Oyj	7,322	356,034

MSF-161

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Orion Oyj (Series B) (a)	10,345	$204,183
Pohjola Bank plc (a)	9,006	99,519
Sampo Oyj	31,313	903,020
Stora Enso Oyj (a)	40,497	300,152
UPM-Kymmene Oyj (a)	38,111	517,874
Wartsila Oyj	12,482	469,765

		6,602,995

France—8.6%
Accor S.A.	9,539	340,657
Aeroports de Paris (a)	2,209	181,227
Air Liquide S.A.	20,315	2,704,988
Alcatel-Lucent S.A. (a)	171,297	388,600
Alstom S.A.	14,355	558,875
Arkema S.A.	3,817	355,779
Atos Origin S.A.	3,177	182,732
AXA S.A.	124,701	2,066,148
BNP Paribas S.A.	69,177	3,281,018
Bouygues S.A.	16,377	500,332
Bureau Veritas S.A. (c)	3,765	330,840
Cap Gemini S.A.	9,755	435,706
Carrefour S.A.	40,028	957,583
Casino Guichard-Perrachon S.A. (c)	4,364	429,280
Christian Dior S.A.	4,271	654,204
Cie de Saint-Gobain	28,810	1,285,567
Cie Generale d’Optique Essilor International S.A.	13,981	1,244,366
Cie Generale de Geophysique-Veritas S.A. (c)	11,785	349,568
CNP Assurances S.A.	10,520	163,846
Compagnie Générale des Etablissements Michelin (Class B)	12,929	960,826
Credit Agricole S.A.	80,198	498,173
Danone	41,811	2,911,259
Dassault Systemes S.A. (a)	4,077	374,346
Edenred S.A.	13,167	395,503
EDF S.A.	17,389	395,937
Eiffage S.A.	2,968	114,711
Entrepots Magasins Generaux de Paris (REIT) (a)	2,071	184,364
Eutelsat Communications S.A.	8,516	314,499
Fonciere Des Regions	1,625	130,265
France Telecom S.A.	132,420	1,961,402
GDF Suez	88,668	2,285,645
Gecina S.A. (REIT)	1,319	137,491
Groupe Eurotunnel S.A.	42,941	372,220
Imerys S.A. (c)	2,253	136,989
JC Decaux S.A.	4,428	135,263
Klepierre S.A. (REIT)	8,184	284,049
L’Oreal S.A.	17,223	2,120,910
Lafarge S.A.	15,967	761,519
Lagardere S.C.A.	8,303	256,088
Legrand S.A.	16,113	591,817
lliad S.A.	1,838	252,792
LVMH Moet Hennessy Louis Vuitton S.A.	18,030	3,092,887
Natixis (c)	61,277	236,067
Neopost S.A. (a)	1,997	128,360
Pernod-Ricard S.A.	14,240	1,486,489
Peugoet S.A. (a)	17,387	279,396
PPR S.A.	5,572	956,595
Publicis Groupe S.A. (a)	10,364	570,224
Renault S.A.	12,949	683,114

Security Description	Shares	Value

France—(Continued)
Safran S.A.	11,071	$406,000
Sanofi-Aventis S.A.	82,000	6,347,743
Schneider Electric S.A.	35,069	2,286,331
Scor SE	11,686	315,131
SES S.A.	20,693	512,581
Société BIC S.A.	1,753	175,597
Société Générale S.A.	47,320	1,381,670
Sodexo S.A.	6,625	543,013
Suez Environnement S.A.	22,682	347,490
Technip S.A.	6,959	819,953
Thales S.A.	6,811	254,414
Total S.A.	151,846	7,728,205
Unibail-Rodamco SE (REIT)	6,587	1,315,791
Vallourec S.A.	8,091	511,387
Veolia Environnement S.A.	23,240	383,538
Vinci S.A.	32,357	1,685,639
Vivendi S.A.	89,326	1,639,303
Wendel S.A.	2,267	193,537

		66,267,839

Germany—7.9%
Adidas AG	15,345	1,196,218
Allianz SE	32,517	3,880,225
Axel Springer AG (a)	3,006	151,718
BASF SE	65,700	5,744,406
Bayer AG	59,158	4,158,338
Bayerische Motoren Werke AG	23,534	2,113,018
Beiersdorf AG	6,805	443,749
Brenntag AG (c)	3,310	404,924
Celesio AG (a)	6,074	109,760
Commerzbank AG	246,007	621,388
Continental AG	5,500	518,341
Daimler AG	64,808	3,901,341
Deutsche Bank AG	66,512	3,303,860
Deutsche Boerse AG	14,609	982,169
Deutsche Lufthansa AG	17,782	248,380
Deutsche Post AG	63,326	1,218,352
Deutsche Telekom AG	200,986	2,416,384
E.ON AG	128,846	3,081,476
Fraport AG (a)	2,305	144,261
Fresenius Medical Care AG	14,375	1,016,675
Fresenius SE	8,064	825,777
GEA Group AG	14,333	493,585
Hannover Rueckversicherung AG	3,778	224,210
HeidelbergCement AG	9,200	556,539
Henkel AG & Co. KGaA	10,189	634,720
Hochtief AG	2,679	162,395
Infineon Technologies AG (c)	73,323	748,342
K&S AG	11,843	618,604
Kabel Deutschland Holding AG (c)	6,250	385,254
Lanxess AG	5,523	455,977
Linde AG	11,984	2,147,223
MAN AG	4,773	635,353
Merck KGaA	5,143	568,315
Metro AG	8,734	337,272
Müenchener Rüeckversicherungs AG	13,253	1,997,009
RWE AG	34,949	1,666,329
Salzgitter AG	2,440	133,686
SAP AG	65,822	4,589,577

MSF-162

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Siemens AG	58,849	$5,930,877
Suedzucker AG	4,518	143,705
ThyssenKrupp AG (a)	26,592	660,951
United Internet AG (a)	8,781	165,224
Volkswagen AG	2,470	397,673
Wacker Chemie AG (a)	978	86,103

		60,219,683

Greece—0.1%
Coca-Cola Hellenic Bottling Co. S.A.	16,005	306,399
National Bank of Greece S.A. (c)	81,780	210,223
OPAP S.A.	21,360	206,870

		723,492

Hong Kong—2.8%
AIA Group, Ltd. (c)	603,400	2,210,066
ASM Pacific Technology, Ltd. (a)	14,200	207,345
Bank of East Asia, Ltd. (a)	101,720	381,724
BOC Hong Kong Holdings, Ltd. (a)	253,965	702,862
Cathay Pacific Airways, Ltd. (a)	87,000	160,829
Cheung Kong Holdings, Ltd.	97,000	1,252,430
Cheung Kong Infrastructure Holdings, Ltd.	33,000	200,368
CLP Holdings, Ltd.	139,877	1,204,369
First Pacific Co., Ltd.	154,000	170,066
Galaxy Entertainment Group, Ltd. (a) (c)	87,000	240,121
Hang Lung Group, Ltd.	73,000	464,824
Hang Lung Properties, Ltd.	195,000	716,935
Hang Seng Bank, Ltd. (a)	56,300	751,305
Henderson Land Development Co., Ltd.	73,000	399,138
HKT Trust (c)	12,304	9,635
Hong Kong & China Gas Co.	332,205	848,713
Hong Kong Exchanges & Clearing, Ltd. (a)	73,400	1,231,928
Hopewell Holdings, Ltd.	50,000	137,448
Hutchison Whampoa, Ltd.	149,000	1,486,942
Hysan Development Co., Ltd.	45,000	179,029
Kerry Properties, Ltd.	46,500	208,182
Li & Fung, Ltd. (a)	429,600	981,561
Lifestyle International Holdings, Ltd.	42,000	107,109
MTR Corp.	95,000	340,665
New World Development, Ltd.	261,531	314,096
NWS Holdings, Ltd.	93,000	142,524
PCCW, Ltd.	283,000	101,190
Power Assets Holdings, Ltd.	99,549	730,759
Sands China, Ltd. (c)	165,200	644,078
Shangri-La Asia, Ltd. (a)	109,540	238,466
Sino Land Co. (a)	193,600	310,875
SJM Holdings, Ltd.	110,000	223,128
Sun Hung Kai Properties, Ltd.	101,000	1,262,763
Swire Pacific, Ltd.	51,817	580,663
The Link Real Estate Investment Trust (REIT) (a)	161,141	599,713
Wharf Holdings, Ltd.	104,976	571,559
Wheelock & Co., Ltd.	68,000	205,268
Wing Hang Bank, Ltd.	13,500	134,575
Wynn Macau, Ltd. (a) (c)	104,000	304,347
Yue Yuen Industrial Holdings, Ltd.	50,500	178,016

		21,135,614

Security Description	Shares	Value

Ireland—0.4%
CRH plc	53,933	$1,101,565
Elan Corp. plc (c)	43,128	637,694
Kerry Group plc	9,653	446,082
WPP plc	91,722	1,252,385

		3,437,726

Israel—0.6%
Bank Hapoalim B.M.	100,801	373,197
Bank Leumi le-Israel B.M.	101,093	321,055
Bezeq Israeli Telecommunication Corp., Ltd.	178,026	294,126
Israel Chemicals, Ltd.	38,806	445,708
NICE Systems, Ltd. (c)	5,213	205,017
Teva Pharmaceutical Industries, Ltd.	68,771	3,095,507

		4,734,610

Italy—2.2%
Assicuraziono Generali S.p.A.	82,143	1,273,701
Atlantia S.p.A.	21,683	359,991
Banca Monte dei Paschi di Siena S.p.A. (a)	345,338	145,503
Banco Popolare S.C.	124,102	234,701
Enel Green Power S.p.A (a) (c)	151,622	287,630
Enel S.p.A.	475,033	1,714,738
ENI S.p.A.	172,690	4,040,206
Exor S.p.A	4,938	124,539
Fiat Industrial S.p.A. (c)	52,147	555,225
Fiat S.p.A. (a)	59,813	350,970
Finmeccanica S.p.A. (c)	28,782	155,519
Intesa Sanpaolo S.p.A.	731,738	1,310,607
Intesa Sanpaolo S.p.A.- RNC	72,113	111,165
Luxottica Group S.p.A. (a)	9,343	336,669
Mediaset S.p.A.	51,298	141,505
Mediobanca S.p.A.	44,816	262,649
Pirelli & C. S.p.A.	17,048	202,353
Prysmian S.p.A.	13,126	230,269
Saipem S.p.A.	20,521	1,057,713
Snam Rete Gas S.p.A.	112,113	538,182
Telecom Italia S.p.A.	668,281	792,902
Telecom Italia S.p.A.-RNC	491,217	481,889
Terna Rete Elettrica Nazionale S.p.A.	92,170	369,777
UniCredit S.p.A.	294,576	1,474,426
Unione di Banche Italiane SCPA	56,320	238,139

		16,790,968

Japan—21.2%
Advantest Corp. (a)	11,800	189,805
Aeon Co., Ltd. (a)	41,000	542,274
Aeon Mall Co., Ltd.	6,200	145,464
Air Water, Inc.	10,000	130,189
Aisin Seiki Co., Ltd.	13,000	464,927
Ajinomoto Co., Inc. (a)	51,000	646,067
Alfresa Holdings Corp. (a)	3,000	143,523
All Nippon Airways Co., Ltd. (a)	59,000	179,399
Amada Co., Ltd.	27,000	183,839
Aozora Bank, Ltd. (a)	44,000	128,884
Asahi Breweries, Ltd.	30,100	673,472
Asahi Glass Co., Ltd.	72,000	620,784
Asahi Kasei Corp. (a)	98,000	610,603
Asics Corp. (a)	11,000	126,078

MSF-163

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Astellas Pharma, Inc. (a)	32,400	$1,346,482
Benesse Corp. (a)	5,000	251,142
Bridgestone Corp.	46,800	1,151,468
Brother Industries, Ltd.	16,400	225,603
Canon, Inc.	81,200	3,894,363
Casio Computer Co., Ltd. (a)	18,100	130,607
Central Japan Railway Co. (a)	104	865,222
Chiyoda Corp. (a)	11,000	141,846
Chubu Electric Power Co., Inc.	47,800	870,437
Chugai Pharmaceutical Co., Ltd.	15,100	281,633
Chuo Mitsui Trust Holdings, Inc.	217,262	704,620
Citizen Holdings Co., Ltd.	20,000	127,755
Cosmo Oil Co., Ltd. (a)	43,000	120,362
Credit Saison Co., Ltd. (a)	10,500	215,674
Dai Nippon Printing Co., Ltd. (a)	40,000	414,128
Daicel Chemical Industries, Ltd.	22,000	143,637
Daido Steel Co., Ltd. (a)	21,000	147,568
Daihatsu Motor Co., Ltd. (a)	14,000	260,110
Daiichi Sankyo Co., Ltd. (a)	51,200	945,149
Daikin Industries, Ltd. (a)	16,800	461,433
Dainippon Sumitomo Pharma Co., Ltd. (a)	12,000	128,632
Daito Trust Construction Co., Ltd. (a)	5,000	453,650
Daiwa House Industry Co., Ltd.	33,000	442,013
Daiwa Securities Group, Inc. (a)	110,000	443,189
Dena Co., Ltd.	6,700	186,742
Denki Kagaku Kogyo K.K.	35,000	142,030
Denso Corp.	35,000	1,189,897
Dentsu, Inc. (a)	12,700	410,290
East Japan Railway Co. (a)	24,400	1,551,375
Eisai Co., Ltd. (a)	18,200	729,390
Electric Power Development Co., Ltd. (a)	8,800	241,125
FamilyMart Co., Ltd.	4,300	183,307
Fanuc, Ltd.	13,700	2,476,490
Fast Retailing Co., Ltd.	3,700	853,529
Fuji Electric Holdings Co., Ltd. (a)	42,000	111,347
Fuji Heavy Industries, Ltd. (a)	42,000	343,134
FUJIFILM Holdings Corp. (a)	32,600	777,293
Fujitsu, Ltd.	135,000	717,205
Fukuoka Financial Group, Inc.	53,000	237,808
Gree, Inc. (a)	6,800	172,658
GS Yuasa Corp. (a)	22,000	122,346
Hamamatsu Photonics KK (a)	4,800	182,812
Hino Motors, Ltd. (a)	19,000	139,405
Hirose Electric Co., Ltd. (a)	2,200	234,489
Hisamitsu Pharmaceutical Co., Inc. (a)	4,700	225,033
Hitachi Chemical Co., Ltd. (a)	7,300	133,388
Hitachi Construction Machinary Co., Ltd. (a)	6,400	143,250
Hitachi Metals, Ltd. (a)	12,000	150,515
Hitachi, Ltd. (a)	324,000	2,106,605
Hokkaido Electric Power Co., Inc. (a)	15,300	225,960
Hokuhoku Financial Group, Inc.	76,000	146,766
Hokuriku Electric Power Co. (a)	12,000	219,072
Honda Motor Co., Ltd. (a)	116,800	4,515,637
Hoya Corp. (a)	30,100	680,959
Ibiden Co., Ltd. (a)	8,300	216,555
Idemitsu Kosan Co., Ltd. (a)	1,600	160,513
Ihi Corp. (a)	99,000	251,846
Inpex Corp.	158	1,079,180
Isetan Mitsukoshi Holdings, Ltd. (a)	32,000	380,977

Security Description	Shares	Value

Japan—(Continued)
Isuzu Motors, Ltd. (a)	84,000	$496,310
Itochu Corp.	106,000	1,166,446
J. Front Retailing Co., Ltd.	30,000	169,597
Japan Prime Realty Investment Corp. (REIT) (a)	49	141,953
Japan Real Estate Investment Corp. (REIT)	40	355,422
Japan Retail Fund Investment Corp. (REIT)	135	201,862
Japan Tobacco, Inc.	326	1,858,544
JFE Holdings, Inc. (a)	31,400	683,529
JGC Corp. (a)	14,000	438,030
JS Group Corp.	18,800	398,346
JSR Corp. (a)	11,300	231,258
JTEKT Corp.	20,700	252,002
Jupiter Telecommunications Co., Ltd. (c)	104	104,737
JX Holdings, Inc. (c)	163,100	1,026,196
Kajima Corp. (a)	59,000	180,750
Kamigumi Co., Ltd.	17,000	142,300
Kaneka Corp. (a)	20,000	122,042
Kansai Paint Co., Ltd. (a)	15,000	152,976
Kao Corp. (a)	40,100	1,063,884
Kawasaki Heavy Industries, Ltd. (a)	96,000	296,649
Kawasaki Kisen Kaisha, Ltd. (a)	55,000	123,534
KDDI Corp.	209	1,367,780
Keihin Electric Express Railway Co., Ltd. (a)	36,000	316,808
Keio Corp. (a)	45,000	325,799
Keisei Electric Railway Co., Ltd. (a)	20,000	156,227
Keyence Corp.	3,300	786,877
Kikkoman Corp. (a)	12,000	140,368
Kintetsu Corp. (a)	121,120	465,020
Kirin Holdings Co., Ltd.	57,000	746,591
Kobe Steel, Ltd. (a)	177,000	291,613
Koito Manufacturing Co., Ltd. (a)	7,000	114,777
Komatsu, Ltd.	68,100	1,961,790
Konami Corp. (a)	8,300	238,854
Konica Minolta Holdings, Inc. (a)	37,000	328,610
Kubota Corp. (a)	81,000	785,625
Kuraray Co., Ltd.	24,500	349,630
Kurita Water Industries, Ltd. (a)	7,100	176,319
Kyocera Corp.	11,100	1,033,420
Kyowa Hakko Kogyo Co., Ltd. (a)	20,000	224,706
Kyushu Electric Power Co., Inc. (a)	28,400	408,466
Lawson, Inc.	4,900	310,754
Makita Corp. (a)	7,200	293,549
Marubeni Corp. (a)	113,000	823,764
Marui Group Co., Ltd. (a)	16,000	135,315
Matsushita Electric Industrial Co., Ltd. (a)	154,900	1,439,979
Mazda Motor Corp.	180,000	318,934
McDonald’s Holdings Co. Japan, Ltd. (a)	5,000	133,476
Medipal Holdings Corp.	10,800	141,407
MEIJI Holdings Co., Ltd.	5,100	224,507
Miraca Holdings, Inc.	4,000	157,895
Mitsubishi Chemical Holdings Corp.	95,500	517,027
Mitsubishi Corp. (a)	100,800	2,363,625
Mitsubishi Electric Corp.	136,000	1,216,455
Mitsubishi Estate Co., Ltd.	88,000	1,596,242
Mitsubishi Gas & Chemical Co., Inc. (a)	26,000	176,704
Mitsubishi Heavy Industries, Ltd. (a)	225,000	1,099,354
Mitsubishi Materials Corp.	79,000	252,362
Mitsubishi Motors Corp. (a) (c)	320,000	367,880
Mitsubishi Tanabe Pharma Corp.	15,000	212,649

MSF-164

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi UFJ Financial Group, Inc. (a)	912,488	$4,614,716
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,150	184,987
Mitsui & Co., Ltd. (a)	124,717	2,064,538
Mitsui Chemicals, Inc. (a)	57,000	174,026
Mitsui Fudosan Co., Ltd.	60,000	1,168,911
Mitsui OSK Lines, Ltd. (a)	75,000	332,912
Mitsui Sumitomo Insurance Group (a)	39,700	827,981
Mizuho Financial Group, Inc. (a)	1,636,000	2,703,512
Murata Manufacturing Co., Ltd. (a)	14,100	848,531
Nabtesco Corp. (a)	7,000	146,022
Namco Bandai Holdings, Inc.	12,500	181,432
NEC Corp.	217,000	456,961
NGK Insulators, Ltd.	17,000	245,110
NGK Spark Plug Co., Ltd. (a)	10,000	144,649
NHK Spring Co., Ltd. (a)	11,100	121,303
Nidec Corp. (a)	8,300	762,081
Nikon Corp. (a)	23,100	709,181
Nintendo Co., Ltd.	7,500	1,142,622
Nippon Building Fund, Inc. (REIT) (a)	47	450,522
Nippon Electric Glass Co., Ltd. (a)	28,000	247,586
Nippon Express Co., Ltd.	59,000	232,022
Nippon Meat Packers, Inc. (a)	14,000	179,654
Nippon Paper Group, Inc. (a)	6,300	132,583
Nippon Sheet Glass Co., Ltd. (a)	70,000	108,745
Nippon Steel Corp. (a)	374,000	1,038,673
Nippon Telephone & Telegraph Corp.	31,300	1,432,486
Nippon Yusen K.K. (a)	101,000	322,606
Nissan Motor Co., Ltd. (a)	184,500	1,988,887
Nisshin Seifun Group, Inc.	13,000	159,025
Nissin Food Products Co., Ltd. (a)	4,700	176,927
Nitori Co., Ltd.	2,650	241,359
Nitto Denko Corp.	12,900	527,781
NKSJ Holdings, Inc. (a) (c)	28,699	652,521
NOK Corp. (a)	8,300	182,390
Nomura Holdings, Inc. (a)	261,800	1,174,201
Nomura Real Estate Holdings, Inc.	7,000	125,512
Nomura Real Estate Office Fund, Inc. (REIT)	20	119,968
Nomura Research Institute, Ltd. (a)	6,200	156,092
NSK, Ltd.	30,000	234,883
NTN Corp. (a)	47,000	200,889
NTT Data Corp. (a)	111	394,935
NTT DoCoMo, Inc. (a)	1,096	1,837,267
Obayashi Corp.	45,000	197,828
Odakyu Electric Railway Co., Ltd. (a)	44,000	418,925
OJI Paper Co., Ltd. (a)	68,000	332,547
Olympus Corp. (a)	16,000	263,171
Omron Corp. (a)	13,600	296,794
Ono Pharmaceutical Co., Ltd.	6,400	359,798
Oriental Land Co., Ltd. (a)	3,400	366,513
ORIX Corp. (a)	8,220	798,346
Osaka Gas Co., Ltd.	127,000	513,689
Otsuka Holdings Co., Ltd. (a)	20,000	596,651
Rakuten, Inc.	495	523,517
Resona Holdings, Inc. (a)	132,700	618,916
Ricoh Co., Ltd. (a)	45,000	444,616
Rinnai Corp. (a)	2,800	203,772
Rohm Co., Ltd.	6,700	332,894
Sankyo Co., Ltd.	3,600	177,732
Sanrio Co., Ltd. (a)	3,300	129,530

Security Description	Shares	Value

Japan—(Continued)
Santen Pharmaceutical Co., Ltd. (a)	5,500	$237,157
SBI Holdings, Inc. (a)	1,911	183,640
Secom Co., Ltd. (a)	15,800	781,868
Sega Sammy Holdings, Inc. (a)	17,300	366,470
Seiko Epson Corp. (a)	8,600	122,351
Sekisui Chemical Co., Ltd.	39,000	342,312
Sekisui House, Ltd.	46,000	456,624
Seven & I Holdings Co., Ltd.	56,200	1,686,572
Sharp Corp. (a)	77,000	566,713
Shikoku Electric Power Co., Inc. (a)	15,100	429,684
Shimadzu Corp. (a)	18,000	164,001
Shimamura Co., Ltd.	1,400	158,086
Shimano, Inc. (a)	6,300	384,285
Shimizu Corp. (a)	37,000	150,013
Shin-Etsu Chemical Co., Ltd.	29,500	1,727,884
Shinsei Bank, Ltd.	100,000	132,687
Shionogi & Co., Ltd. (a)	19,400	271,268
Shiseido Co., Ltd. (a)	29,300	511,128
Showa Denko K.K. (a)	129,000	296,747
SMC Corp. (a)	3,700	598,152
Softbank Corp. (a)	63,600	1,902,770
Sojitz Corp. (a)	113,600	205,065
Sony Corp. (a)	75,000	1,569,251
Sony Financial Holdings, Inc. (a)	12,800	231,060
Stanley Electric Co., Ltd.	11,800	190,309
Sumitomo Chemical Co., Ltd. (a)	109,000	470,437
Sumitomo Corp. (a)	81,000	1,189,254
Sumitomo Electric Industries, Ltd.	56,334	783,440
Sumitomo Heavy Industries, Ltd. (a)	39,000	218,528
Sumitomo Metal Industries, Ltd.	239,000	488,193
Sumitomo Metal Mining Co., Ltd.	40,000	571,113
Sumitomo Mitsui Financial Group, Inc. (a)	95,600	3,192,572
Sumitomo Realty & Development Co., Ltd.	25,000	613,326
Sumitomo Rubber Industries, Ltd.	12,500	168,289
Suruga Bank, Ltd.	13,000	134,101
Suzuken Co., Ltd. (a)	5,300	164,974
Suzuki Motor Corp.	22,700	550,738
Sysmex Corp. (a)	6,600	269,496
T&D Holdings, Inc. (a)	38,800	457,180
Taisei Corp. (a)	69,000	181,414
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,000	244,743
Taiyo Nippon Sanso Corp.	18,000	128,669
Takashimaya Co., Ltd. (a)	19,000	159,625
Takeda Pharmaceutical Co., Ltd. (a)	56,600	2,517,592
TDK Corp. (a)	8,400	483,359
Teijin, Ltd.	66,000	223,852
Terumo Corp. (a)	13,400	649,405
The Bank of Kyoto, Ltd. (a)	22,000	201,949
The Bank of Yokohama, Ltd.	83,000	420,087
The Chiba Bank, Ltd. (a)	64,000	412,756
The Chugoku Bank, Ltd.	12,000	163,561
The Chugoku Electric Power Co., Inc. (a)	23,700	444,293
The Dai-ichi Life Insurance Co., Ltd. (a)	650	915,710
The Furukawa Electric Co., Ltd.	57,000	154,125
The Gunma Bank, Ltd.	26,000	140,718
The Hachijuni Bank, Ltd.	30,000	178,837
The Hiroshima Bank, Ltd. (a)	38,000	175,476
The Iyo Bank, Ltd.	17,000	151,797
The Japan Steel Works, Ltd. (a)	21,000	146,356

MSF-165

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Joyo Bank, Ltd. (a)	54,000	$249,864
The Kansai Electric Power Co., Inc. (a)	54,200	847,602
The Nishi-Nippon Bank, Ltd.	52,000	148,737
The Shizuoka Bank, Ltd. (a)	41,000	426,591
The Tokyo Electric Power Co., Inc. (a)	97,600	248,619
THK Co., Ltd. (a)	7,700	159,273
Tobu Railway Co., Ltd. (a)	73,000	390,631
Toho Co., Ltd. (a)	8,500	157,229
Toho Gas Co., Ltd. (a)	31,000	184,085
Tohoku Electric Power Co., Inc.	29,800	343,291
Tokio Marine Holdings, Inc. (a)	54,100	1,509,578
Tokyo Electron, Ltd. (a)	12,400	714,890
Tokyo Gas Co., Ltd. (a)	190,000	903,270
Tokyu Corp. (a)	76,000	363,096
Tokyu Land Corp.	29,000	144,259
TonenGeneral Sekiyu K.K.	18,000	166,742
Toppan Printing Co., Ltd. (a)	41,000	324,638
Toray Industries, Inc. (a)	111,000	833,433
Toshiba Corp.	283,000	1,264,364
Tosoh Corp.	39,000	109,303
TOTO, Ltd. (a)	19,000	144,728
Toyo Seikan Kaisha, Ltd.	10,200	147,722
Toyo Suisan Kaisha, Ltd.	6,000	156,700
Toyota Industries Corp.	12,600	386,048
Toyota Motor Corp.	197,400	8,644,829
Toyota Tsusho Corp.	14,200	293,311
Trend Micro, Inc. (a)	7,000	217,852
Tsumura & Co. (a)	3,900	113,592
Ube Industries, Ltd.	68,000	186,490
Unicharm Corp. (a)	7,600	404,136
Ushio, Inc.	8,700	124,105
USS Co., Ltd. (a)	1,660	170,205
West Japan Railway Co. (a)	11,700	473,423
Yahoo! Japan Corp. (a)	1,158	376,994
Yakult Honsha Co., Ltd. (a)	8,700	301,627
Yamada Denki Co., Ltd. (a)	5,590	353,185
Yamaguchi Financial Group, Inc. (a)	15,000	137,931
Yamaha Corp.	11,500	121,196
Yamaha Motor Co., Ltd.	24,800	337,858
Yamato Holdings Co., Ltd.	27,000	422,365
Yamazaki Baking Co., Ltd. (a)	9,000	130,144
Yaskawa Electric Corp. (a)	18,000	171,031
Yokogawa Electric Corp. (a)	16,300	167,289

		162,425,030

Luxembourg—0.2%
ArcelorMittal	61,593	1,176,597
Tenaris S.A.	32,705	624,196

		1,800,793

Netherlands—2.6%
Aegon NV	117,488	650,739
Akzo Nobel NV	16,759	987,196
ASML Holding NV	31,434	1,565,992
Corio NV (REIT)	4,018	211,478
Delta Lloyd NV	9,946	174,444
EADS NV (a)	30,352	1,240,494
Fugro NV	4,445	316,630

Security Description	Shares	Value

Netherlands—(Continued)
Heineken Holding NV	8,238	$384,971
Heineken NV	18,533	1,028,265
ING Groep NV	273,866	2,280,406
Koninklijke Ahold NV	80,218	1,109,672
Koninklijke Boskalis Westminster NV	6,001	225,191
Koninklijke DSM NV	10,134	585,738
Koninklijke KPN NV	107,502	1,180,174
Koninklijke Philips Electronics NV	72,143	1,459,930
Koninklijke Vopak NV	5,915	340,170
QIAGEN NV (c)	14,898	231,621
Randstad Holding NV (a)	9,402	353,923
Reed Elsevier NV	48,042	612,368
SBM Offshore NV	10,101	205,974
STMicroelectronics NV	44,693	364,297
TNT Express NV (c)	24,146	298,134
Unilever NV	116,475	3,957,423
Wolters Kluwer NV	22,877	432,377

		20,197,607

New Zealand—0.1%
Auckland International Airport, Ltd.	63,428	127,819
Fletcher Building, Ltd. (a)	46,652	257,734
Sky City Entertainment Group, Ltd.	39,539	127,668
Telecom Corp. of New Zealand, Ltd.	132,317	262,958

		776,179

Norway—0.9%
Aker Solutions ASA	11,775	199,288
DnB NOR ASA	66,462	852,243
Gjensidige Forsikring ASA (a) (c)	14,357	169,298
Norsk Hydro ASA	59,320	322,619
Orkla ASA	54,230	428,236
SeaDrill, Ltd. (a)	23,486	879,945
Statoil ASA	79,797	2,160,035
Subsea 7 S.A. (a)	18,500	489,856
Telenor ASA	56,038	1,037,246
Yara International ASA	14,441	687,096

		7,225,862

Portugal—0.2%
Banco Espirito Santo S.A.	69,082	125,943
Energias de Portugal S.A.	167,398	486,760
Galp Energia, SGPS, S.A.	18,188	299,212
Jeronimo Martins, SGPS, S.A.	16,641	338,690
Portugal Telecom, SGPS, S.A. (a)	48,993	266,041

		1,516,646

Singapore—1.7%
Ascendas Real Estate Investment Trust (REIT)	163,000	261,795
CapitaLand, Ltd. (a)	174,000	431,484
CapitaMall Trust (REIT)	153,200	219,844
CapitaMalls Asia, Ltd.	101,000	131,271
City Developments, Ltd. (a)	34,000	306,762
ComfortDelGro Corp., Ltd.	153,000	189,788
DBS Group Holdings, Ltd.	132,467	1,493,152
Fraser & Neave, Ltd.	70,000	372,895
Genting Singapore plc (a) (c)	418,200	566,804
Global Logistic Properties, Ltd. (c)	174,000	304,315

MSF-166

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Golden Agri-Resources, Ltd.	492,569	$307,401
Jardine Cycle & Carriage, Ltd.	8,000	307,113
Keppel Corp., Ltd.	102,700	897,244
Keppel Land, Ltd. (a)	54,000	149,916
Noble Group, Ltd.	263,909	289,415
Olam International, Ltd. (a)	94,090	176,487
Oversea-Chinese Banking Corp., Ltd.	183,880	1,303,893
SembCorp Industries, Ltd.	71,000	298,828
SembCorp Marine, Ltd. (a)	63,000	264,368
Singapore Airlines, Ltd. (a)	36,940	316,694
Singapore Exchange, Ltd. (a)	56,000	308,951
Singapore Press Holdings, Ltd. (a)	107,250	334,289
Singapore Technologies Engineering, Ltd.	126,000	326,379
Singapore Telecommunications, Ltd.	557,820	1,397,191
United Overseas Bank, Ltd.	88,392	1,292,075
UOL Group, Ltd.	33,000	124,351
Wilmar International, Ltd. (a)	130,000	508,459
Yangzijiang Shipbuilding Holdings, Ltd. (a)	105,000	110,990

		12,992,154

Spain—2.8%
Abertis Infraestructuras S.A.	25,968	441,233
Acciona S.A.	1,555	108,461
ACS Actividades de Construccion y Servicios S.A.	9,579	244,925
Amadeus IT Holding S.A. (c)	26,387	496,949
Banco de Sabadell S.A. (a)	155,705	424,098
Banco Popular Espanol S.A. (a)	65,417	234,453
Banco Santander S.A.	615,063	4,721,333
Bankia S.A. (a) (c)	59,540	215,544
BBVA S.A.	334,534	2,655,553
Cintra Concesiones de Infraestructuras de Transporte S.A.	31,917	366,404
Criteria CaixaCorp. S.A. (a) (c)	54,921	213,749
Distribuidora Internacional de Alimentacion S.A. (c)	40,028	198,089
Enagas S.A.	15,504	297,982
Gas Natural SDG S.A.	23,417	373,420
Grifols S.A.	13,029	277,987
Iberdrola S.A.	281,257	1,593,454
Inditex S.A.	15,855	1,516,028
International Consolidated Airlines Group S.A. (c)	77,576	223,010
Mapfre S.A.	51,069	164,228
Red Electrica Corporacion S.A.	8,934	436,320
Repsol YPF S.A.	56,977	1,429,259
Telefonica S.A.	294,067	4,816,833
Zardoya Otis S.A. (a)	8,390	108,472

		21,557,784

Sweden—3.1%
Alfa Laval AB	25,994	532,917
Assa Abloy AB (Series B)	24,301	761,971
Atlas Copco AB (Series A) (a)	47,637	1,148,833
Atlas Copco AB (Series B)	26,827	576,236
Boliden AB	18,744	294,137
Electrolux AB (a)	17,118	360,768
Getinge AB (Class B) (a)	13,484	382,710
Hennes & Mauritz AB (Series B) (a)	74,855	2,699,811
Hexagon AB (Series B)	17,090	331,327
Holmen AB (Series B)	3,603	98,617

Security Description	Shares	Value

Sweden—(Continued)
Husqvarna AB (Series B) (a)	25,677	$154,408
Industrivarden AB	8,655	128,354
Investor AB	33,352	737,603
Kinnevik Investment AB	14,418	334,700
LM Ericsson Telephone Co. (Class B)	214,887	2,216,066
Lundin Petroleum AB (c)	16,017	342,648
Millicom International Cellular S.A. (a) (c)	5,199	587,956
Modern Times Group AB	3,471	190,897
Nordea Bank AB (a)	183,884	1,667,751
Ratos AB	13,548	187,586
Sandvik AB	74,433	1,070,826
Scania AB	21,772	451,291
Securitas AB	21,462	206,518
Skandinaviska Enskilda Banken AB (Series A) (a)	111,704	791,637
Skanska AB	30,532	527,995
SKF AB	26,654	649,951
SSAB AB (Series A) (a)	11,176	105,421
Svenska Cellulosa AB (a)	45,788	790,653
Svenska Handelsbanken AB (a)	34,300	1,090,661
Swedbank AB (a)	55,651	863,822
Swedish Match AB	14,499	575,627
Tele2 AB	21,032	428,374
TeliaSonera AB	149,892	1,041,753
Volvo AB (Series B)	99,557	1,445,462

		23,775,287

Switzerland—8.3%
ABB, Ltd.	156,873	3,218,533
Actelion, Ltd. (c)	7,563	276,382
Adecco S.A.	8,604	449,950
Aryzta AG	5,635	277,990
Baloise Holdings AG	3,194	257,026
Barry Callebaut AG	132	132,114
Cie Financiere Richemont S.A.	37,370	2,343,409
Credit Suisse Group AG	81,685	2,324,243
GAM Holding, Ltd.	13,088	190,495
Geberit AG	2,812	587,811
Givaudan S.A.	656	632,144
Holcim, Ltd.	18,057	1,177,355
Julius Baer Group, Ltd.	15,630	630,487
Kuehne & Nagel International AG	4,135	558,318
Lindt & Spruengli AG	7	260,134
Lindt & Spruengli AG (Participation Certificate)	55	176,439
Lonza Group AG	4,506	232,503
Nestle S.A.	235,997	14,833,512
Novartis AG	166,913	9,232,619
Pargesa Holding S.A.	1,694	121,677
Partners Group Holding AG	967	188,415
Roche Holding AG	50,250	8,737,731
Schindler Holding AG	1,428	170,564
SGS S.A.	415	806,844
Sika AG	137	296,445
Sonova Holding AG	3,960	439,722
Sulzer AG	1,649	234,345
Swatch Group AG (Class A)	3,213	258,241
Swatch Group AG (Class B)	2,340	1,077,404
Swiss Life Holding AG (c)	2,159	256,611
Swisscom AG (a)	1,743	703,998
SwissRe, Ltd. (c)	24,745	1,580,754

MSF-167

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Syngenta AG	6,649	$2,286,723
Synthes, Inc. (c)	4,471	774,933
Transocean, Ltd. (c)	24,746	1,349,882
UBS AG	260,428	3,647,456
Zurich Financial Services AG	10,424	2,799,163

		63,522,372

Taiwan—0.0%
Foxconn International Holdings, Ltd. (a) (c)	157,000	110,962

United Kingdom—21.7%
3i Group plc (c)	63,549	217,369
Admiral Group plc (a)	16,009	303,693
Aggreko plc	18,556	666,738
AMEC plc	25,910	458,423
Anglo American plc (c)	94,654	3,531,322
Antofagasta plc	26,957	497,461
ARM Holdings plc	93,845	884,899
Associated British Foods plc	24,859	484,997
AstraZeneca plc	93,057	4,133,802
Aviva plc	205,068	1,086,507
Babcock International Group plc	24,050	305,927
BAE Systems plc	232,106	1,111,448
Balfour Beatty plc	43,332	197,942
Barclays plc	828,767	3,126,524
BG Group plc	242,462	5,618,644
BHP Billiton plc	151,074	4,620,912
BP plc	1,354,697	10,107,166
British American Tobacco plc	141,389	7,132,432
British Land Co. plc (REIT)	62,096	476,277
British Sky Broadcasting plc	82,126	886,573
BT Group plc	549,280	1,984,230
Bunzl plc	22,401	359,212
Burberry Group plc	32,742	782,596
Capita Group plc (a)	48,717	570,048
Capital Shopping Centres Group plc (REIT)	48,962	259,364
Carnival plc (c)	14,668	468,526
Centrica plc	370,138	1,873,395
Cobham plc	73,272	268,059
Compass Group plc	135,838	1,422,048
Diageo plc	179,121	4,308,335
Eurasian Natural Resources Corp. plc (c)	21,266	201,132
Experian plc	72,050	1,121,318
Fresnillo plc	11,783	301,543
G4S plc	106,542	463,682
GKN plc	107,131	353,484
GlaxoSmithKline plc	362,898	8,094,771
Glencore International plc (a) (c)	98,931	616,448
Hammerson plc (REIT) (c)	56,484	375,230
HSBC Holdings plc	1,276,266	11,316,249
ICAP plc	36,213	227,335
Imperial Tobacco Group plc	72,499	2,936,064
Inmarsat plc	28,473	209,370
Intercontinental Hotels Group plc (a)	21,614	501,227
International Power plc (a)	109,596	708,891
Intertek Group plc	10,631	426,304
Invensys plc	47,928	152,660
Investec plc	41,855	256,119
J. Sainsbury plc	96,306	478,875

Security Description	Shares	Value

United Kingdom—(Continued)
Johnson Matthey plc	14,556	$548,829
Kazakhmys plc	13,920	202,449
Kingfisher plc	164,859	807,477
Land Securities Group plc (REIT)	60,401	697,471
Legal & General Group plc	429,168	896,735
Lloyds Banking Group plc	2,908,873	1,562,513
London Stock Exchange Group plc	9,645	159,395
Lonmin plc	11,828	193,524
Man Group plc (a)	133,525	288,261
Marks & Spencer Group plc	118,772	718,846
Meggitt plc	55,862	360,330
National Grid plc	254,654	2,566,625
Next plc	13,648	649,898
Old Mutual plc	385,579	977,457
Pearson plc	56,693	1,057,995
Petrofac, Ltd.	17,337	482,816
Prudential plc	179,978	2,150,673
Randgold Resources, Ltd.	6,351	555,540
Reckitt Benckiser Group plc	45,321	2,560,504
Reed Elsevier plc	91,180	806,997
Resolution, Ltd.	99,349	414,941
Rexam plc	57,692	394,406
Rio Tinto plc	97,968	5,424,574
Rolls-Royce Holdings plc	133,971	1,737,341
Royal Bank of Scotland Group plc (c)	1,289,126	569,176
Royal Dutch Shell plc (Class A) (a)	258,813	9,025,015
Royal Dutch Shell plc (Class B)	189,152	6,656,730
RSA Insurance Group plc (a)	285,556	477,409
SABMiller plc	67,778	2,716,987
Schroders plc	6,754	170,547
Scottish & Southern Energy plc	67,077	1,423,673
Segro plc (REIT)	61,844	232,098
Serco Group plc	34,317	297,316
Severn Trent plc	16,575	408,725
Shire plc	39,190	1,246,192
Smith & Nephew plc	66,221	670,961
Smiths Group plc	25,680	432,070
Standard Chartered plc	170,192	4,239,313
Standard Life plc	171,497	629,637
Tate & Lyle plc	33,576	378,160
Tesco plc	573,416	3,022,738
The Sage Group plc	104,660	500,183
The Weir Group plc (a)	13,923	392,225
TUI Travel plc (a)	36,052	112,981
Tullow Oil plc	67,146	1,637,199
Unilever plc	90,999	3,000,653
United Utilities Group plc	48,207	463,244
Vendeta Resources plc (a)	9,571	187,590
Vodafone Group plc	3,590,497	9,902,977
Whitbread plc	12,742	375,303
WM Morrison Supermarkets plc	168,319	801,230
Wolseley plc (c)	20,431	777,778
Xstrata plc	148,498	2,540,326

		166,389,604

Total Common Stock (Identified Cost $747,507,735)		743,213,304

MSF-168

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Exchange Traded Funds—1.6%

Security Description	Shares/Par Amount	Value

United States—1.6%
iShares MSCI EAFE Index Fund (a) (d)	219,800	$12,067,020

Total Exchange Traded Funds (Identified Cost $11,335,902)		12,067,020

Preferred Stock—0.6%

Germany—0.5%
Bayerische Motoren Werke AG	3,505	207,860
Henkel AG & Co. KGaA	12,771	934,319
Porsche Automobil Holding SE	11,570	681,783
ProSiebenSat.1 Media AG	5,172	132,719
RWE AG	2,797	122,779
Volkswagen AG	10,352	1,819,422

		3,898,882

Switzerland—0.1%
Schindler Holding AG	3,222	386,974

Total Preferred Stock (Identified Cost $2,942,360)		4,285,856

Units—0.0%

Singapore—0.0%
Hutchison Port Holdings Trust (c)	350,000	267,669

Total Units (Identified Cost $346,803)		267,669

Short Term Investments—18.2%

United States—18.2%
State Street Navigator Securities Lending Prime Portfolio (e)	136,606,325	136,606,325
U.S. Treasury Bills 0.048%, 05/24/12	$2,875,000	2,874,727

Total Short Term Investments (Identified Cost $139,481,052)		139,481,052

Total Investments—117.3% (Identified Cost $901,613,852) (f)		899,314,901
Liabilities in excess of other assets		(132,706,583)

Net Assets—100.0%		$766,608,318

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $130,233,099 and the collateral received consisted of cash in the amount of $136,606,325 and non-cash collateral with a value of $352,885. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Directors.
(c)	Non-Income Producing.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $1,098,000.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $901,544,413. The aggregate unrealized appreciation and depreciation of investments was $132,138,393 and $(134,367,905), respectively, resulting in net unrealized depreciation of $(2,229,512) for federal income tax purposes.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests.

Ten Largest Industries as of March 31, 2012	% of Net Assets
Commercial Banks	11.4%
Oil, Gas & Consumable Fuels	7.4%
Pharmaceuticals	6.8%
Metals & Mining	5.1%
Insurance	4.4%
Food Products	3.9%
Chemicals	3.7%
Automobiles	3.7%
Diversified Telecommunication Services	3.2%
Machinery	2.5%

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Net Unrealized Appreciation
MSCI EAFE eMini Index Futures	NYSE Liffe	6/15/2012	50	$3,714,336	$3,854,000	$139,664

MSF-169

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 are disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$—	$743,213,304	$—	$743,213,304
Total Exchange Traded Funds*	12,067,020	—	—	12,067,020
Total Preferred Stock*	—	4,285,856	—	4,285,856
Total Units*	—	267,669	—	267,669
Short Term Investments
United States	136,606,325	2,874,727	—	139,481,052
Total Investments	$148,673,345	$750,641,556	$—	$899,314,901

Futures Contracts**
Futures Contracts (Net Unrealized Appreciation)	$139,664	$—	$—	$139,664

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

The following table details transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$3,612	$3,612	$—

Common stock was transferred from Level 1 to Level 2 due to the application of a systematic fair valuation model factor.

MSF-170

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
American Science & Engineering, Inc.	29,513	$1,978,847

Air Freight & Logistics—0.5%
Forward Air Corp.	174,453	6,397,191

Auto Components—0.6%
Gentex Corp.	283,500	6,945,750

Beverages—0.8%
Boston Beer Co., Inc. (a)	88,772	9,479,962

Building Products—0.2%
AAON, Inc.	102,300	2,065,437

Capital Markets—0.3%
Eaton Vance Corp.	115,700	3,306,706

Chemicals—5.3%
Balchem Corp.	215,250	6,511,312
Hawkins, Inc.	87,000	3,236,400
Innophos Holdings, Inc.	115,568	5,792,268
Intrepid Potash, Inc. (a)	492,900	11,992,257
LSB Industries, Inc. (a)	241,452	9,397,312
NewMarket Corp.	36,817	6,899,506
RPM International, Inc.	145,000	3,797,550
Sensient Technologies Corp.	351,335	13,350,730

		60,977,335

Commercial Banks—3.4%
Bank of Hawaii Corp.	192,700	9,317,045
BOK Financial Corp.	103,600	5,830,608
Cullen/Frost Bankers, Inc.	177,200	10,311,268
First Financial Bankshares, Inc.	138,541	4,878,029
Westamerica Bancorp	192,500	9,240,000

		39,576,950

Commercial Services & Supplies—5.3%
Copart, Inc. (a)	529,800	13,811,886
Healthcare Services Group, Inc.	525,434	11,175,981
Ritchie Bros. Auctioneers, Inc.	378,913	9,002,973
Rollins, Inc.	682,113	14,515,365
United Stationers, Inc.	412,708	12,806,329

		61,312,534

Containers & Packaging—3.6%
Aptargroup, Inc.	604,354	33,100,469
Silgan Holdings, Inc.	185,600	8,203,520

		41,303,989

Distributors—0.6%
Pool Corp.	191,460	7,164,433

Diversified Consumer Services—1.1%
Hillenbrand, Inc.	210,969	4,841,738
Matthews International Corp.	88,704	2,806,595
Strayer Education, Inc.	48,900	4,610,292

		12,258,625

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—1.3%
Trimble Navigation, Ltd. (a)	284,030	$15,456,913

Energy Equipment & Services—5.3%
CARBO Ceramics, Inc.	162,200	17,103,990
Lufkin Industries, Inc.	163,100	13,154,015
Natural Gas Services Group, Inc. (a)	218,688	2,886,681
Oceaneering International, Inc.	438,200	23,614,598
Pason Systems, Inc. (CAD)	308,300	4,326,374

		61,085,658

Food & Staples Retailing—1.6%
Harris Teeter Supermarkets, Inc.	433,800	17,395,380
The North West Co., Inc.	67,100	1,503,519

		18,898,899

Food Products—2.2%
Darling International, Inc. (a)	426,700	7,433,114
Flowers Foods, Inc.	292,300	5,954,151
J&J Snack Foods Corp.	86,053	4,514,340
Lancaster Colony Corp.	116,000	7,709,360

		25,610,965

Gas Utilities—2.4%
New Jersey Resources Corp.	192,100	8,561,897
Northwest Natural Gas Co.	82,300	3,736,420
Piedmont Natural Gas Co., Inc.	73,800	2,292,966
South Jersey Industries, Inc.	143,800	7,195,752
WGL Holdings, Inc.	136,000	5,535,200

		27,322,235

Health Care Equipment & Supplies—6.3%
Abaxis, Inc. (a)	173,000	5,039,490
DENTSPLY International, Inc.	180,600	7,247,478
Haemonetics Corp. (a)	252,954	17,625,835
IDEXX Laboratories, Inc. (a)	221,900	19,405,155
Meridian Bioscience, Inc.	305,859	5,927,547
Sirona Dental Systems, Inc. (a)	203,500	10,488,390
West Pharmaceutical Services, Inc.	161,500	6,868,595

		72,602,490

Health Care Providers & Services—4.9%
AmSurg Corp. (a)	217,642	6,089,623
Henry Schein, Inc. (a)	226,500	17,141,520
Landauer, Inc.	68,572	3,635,688
MWI Veterinary Supply, Inc. (a)	111,569	9,818,072
Owens & Minor, Inc.	138,182	4,202,115
Patterson Cos., Inc.	239,700	8,005,980
PSS World Medical, Inc. (a)	314,863	7,978,628

		56,871,626

Health Care Technology—0.7%
Computer Programs & Systems, Inc.	12,891	728,599
Quality Systems, Inc.	179,594	7,853,646

		8,582,245

Hotels, Restaurants & Leisure—0.6%
Brinker International, Inc.	257,700	7,099,635

MSF-171

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.2%
Leggett & Platt, Inc.	115,000	$2,646,150

Household Products—2.8%
Church & Dwight Co., Inc.	665,200	32,721,188

Industrial Conglomerates—0.8%
Raven Industries, Inc.	143,537	8,757,192

Insurance—3.6%
Harleysville Group, Inc.	111,110	6,411,047
HCC Insurance Holdings, Inc.	141,900	4,423,023
Mercury General Corp.	26,500	1,159,110
RenaissanceRe Holdings, Ltd.	93,900	7,111,047
RLI Corp.	147,070	10,536,095
Safety Insurance Group, Inc.	113,800	4,738,632
The Hanover Insurance Group, Inc.	68,400	2,812,608
Validus Holdings, Ltd.	156,700	4,849,865

		42,041,427

IT Services—1.3%
Forrester Research, Inc. (a)	177,632	5,755,277
Mantech International Corp. (a)	152,689	5,261,663
Syntel, Inc.	68,000	3,808,000

		14,824,940

Leisure Equipment & Products—1.5%
Polaris Industries, Inc.	234,698	16,933,461

Life Sciences Tools & Services—1.2%
ICON plc (ADR) (a)	402,100	8,532,562
PARELEX International Corp. (a)	25,400	685,038
Techne Corp.	66,000	4,626,600

		13,844,200

Machinery—12.6%
AG Growth International, Inc.	111,800	4,675,100
Badger Meter, Inc.	160,768	5,464,504
Chart Industries, Inc. (a)	145,300	10,654,849
CLARCOR, Inc.	450,270	22,103,754
Donaldson Co., Inc.	506,200	18,086,526
Douglas Dynamics, Inc.	193,600	2,662,000
Graco, Inc.	126,800	6,728,008
Lincoln Electric Holdings, Inc.	168,078	7,617,295
Nordson Corp.	264,862	14,437,628
Robbins & Myers, Inc.	157,200	8,182,260
Tennant Co.	36,162	1,591,128
Toro Co.	109,500	7,786,545
Valmont Industries, Inc.	124,000	14,558,840
Wabtec Corp.	280,200	21,118,674

		145,667,111

Metals & Mining—2.5%
Alamos Gold, Inc. (CAD)	551,600	10,072,216
Compass Minerals International, Inc.	155,500	11,155,570
Major Drilling Group International, Inc.	496,200	8,202,186

		29,429,972

Security Description	Shares	Value

Office Electronics—0.9%
Zebra Technologies Corp. (Class A) (a)	264,642	$10,897,957

Oil, Gas & Consumable Fuels—6.9%
Cabot Oil & Gas Corp.	427,000	13,309,590
Concho Resources, Inc. (a)	209,100	21,344,928
Gulfport Energy Corp. (a)	256,700	7,475,104
Kodiak Oil & Gas Corp. (a)	459,100	4,572,636
Legacy Oil & Gas, Inc. (a)	93,600	863,928
Northern Oil & Gas, Inc. (a)	280,400	5,815,496
Oasis Petroleum, Inc. (a)	211,300	6,514,379
Sanchez Energy Corp. (a)	9,700	217,765
SM Energy Co.	262,900	18,605,433
Southwestern Energy Co. (a)	45,700	1,398,420

		80,117,679

Professional Services—0.6%
Exponent, Inc. (a)	143,807	6,977,516

Road & Rail—0.2%
Genesee & Wyoming, Inc. (a)	53,500	2,920,030

Semiconductors & Semiconductor Equipment—1.2%
GT Advanced Technologies, Inc. (a)	723,200	5,980,864
Hittite Microwave Corp. (a)	141,824	7,702,461

		13,683,325

Software—6.3%
Blackbaud, Inc.	364,858	12,124,232
FactSet Research Systems, Inc.	115,900	11,478,736
Jack Henry & Associates, Inc.	157,000	5,356,840
MICROS Systems, Inc. (a)	417,932	23,107,460
Solera Holdings, Inc.	446,500	20,489,885

		72,557,153

Specialty Retail—3.3%
Hibbett Sports, Inc. (a)	212,400	11,586,420
Sally Beauty Holdings, Inc. (a)	314,900	7,809,520
Tractor Supply Co.	203,800	18,456,128

		37,852,068

Textiles, Apparel & Luxury Goods—0.1%
Wolverine World Wide, Inc.	30,000	1,115,400

Thrifts & Mortgage Finance—0.3%
Brookline Bancorp, Inc.	327,500	3,068,675

Trading Companies & Distributors—1.7%
Applied Industrial Technologies, Inc.	212,848	8,754,438
MSC Industrial Direct Co.	98,100	8,169,768
Watsco, Inc.	33,000	2,443,320

		19,367,526

Water Utilities—0.5%
American States Water Co.	63,000	2,276,820
Aqua America, Inc.	182,200	4,061,238

		6,338,058

Total Common Stock (Identified Cost $853,889,497)		1,108,059,453

MSF-172

Metropolitan Series Fund, Inc.

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short Term Investments—4.3%

Security Description	Par Amount	Value

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $49,125,041 on 04/02/12, collateralized by $47,500,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $50,112,500.	$49,125,000	$49,125,000

Total Short Term Investments (Identified Cost $49,125,000)		49,125,000

Total Investments—100.0% (Identified Cost $903,014,497) (b)		1,157,184,453
Other assets less liabilities		400,701

Net Assets—100.0%		$1,157,585,154

(a)	Non-Income Producing.
(b)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $903,014,497. The aggregate unrealized appreciation and depreciation of investments was $274,523,327 and $(20,353,371), respectively, resulting in net unrealized appreciation of $254,169,956 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$1,108,059,453	$—	$—	$1,108,059,453
Total Short Term Investments*	—	49,125,000	—	49,125,000
Total Investments	$1,108,059,453	$49,125,000	$—	$1,157,184,453

*	See Schedule of Investments for additional detailed categorizations.

Common stock in the amount of $852,092 was transferred from Level 2 to Level 1 due to the availability of a quoted market price.

MSF-173

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—97.6% of Net Assets

Security Description	Shares	Value

Argentina—0.2%
YPF S.A. (ADR)	56,710	$1,611,131

Australia—0.6%
Iluka Resources, Ltd.	224,100	4,132,566

Belgium—0.2%
ThromboGenics NV (a)	34,210	1,137,047

Brazil—4.0%
All America Latina Logistica S.A.	341,200	1,691,561
BM&FBovespa S.A.	1,151,300	7,088,998
Companhia de Bebidas das Americas (ADR)	175,850	7,266,122
Embraer S.A. (ADR)	223,810	7,157,444
Itau Unibanco Holding S.A. (ADR)	149,450	2,867,946
Multiplus S.A.	67,500	1,390,342

		27,462,413

Denmark—1.2%
Carlsberg A/S (Class B) (b)	52,602	4,354,357
FLSmidth & Co. A/S (b)	58,107	4,088,709

		8,443,066

Finland—0.7%
Fortum Oyj (b)	207,485	5,033,975

France—6.4%
LVMH Moet Hennessy Louis Vuitton S.A.	73,671	12,656,585
PPR S.A.	43,030	7,398,441
Société Générale S.A.	111,384	3,257,121
Technip S.A.	109,210	12,887,135
Total S.A.	156,808	7,992,731

		44,192,013

Germany—8.3%
Allianz SE	83,694	10,002,129
Bayer AG	117,236	8,253,137
Linde AG	31,966	5,736,081
SAP AG	238,948	16,686,172
Siemens AG	169,659	17,124,126

		57,801,645

India—2.7%
DLF, Ltd.	810,461	3,198,511
ICICI Bank, Ltd. (ADR)	139,670	4,870,293
Infosys Technologies, Ltd.	147,428	8,272,997
Wire & Wireless India, Ltd. (a)	570,457	93,391
Zee Entertainment Enterprises, Ltd.	1,037,836	2,563,778
Zee Learn, Ltd. (a)	129,073	37,328

		19,036,298

Italy—1.9%
Lottomatica S.p.A.	145,986	2,776,821
Prysmian S.p.A.	179,870	3,160,190
Tod’s S.p.A. (b)	62,133	6,987,400

		12,924,411

Security Description	Shares	Value

Japan—9.1%
Fanuc, Ltd. (b)	30,500	$5,481,713
Hoya Corp. (b)	181,200	4,075,801
KDDI Corp. (b)	1,264	8,224,655
Keyence Corp.	27,940	6,623,996
Kyocera Corp. (b)	43,900	4,063,672
Mitsubishi Tanabe Pharma Corp. (b)	213,000	3,002,290
Murata Manufacturing Co., Ltd. (b)	140,700	8,418,661
Nidec Corp. (b)	55,500	5,066,601
Nintendo Co., Ltd. (b)	16,100	2,438,752
Sony Corp. (b)	111,728	2,324,308
Sumitomo Mitsui Financial Group, Inc. (b)	172,700	5,734,238
The Dai-ichi Life Insurance Co., Ltd. (b)	5,630	7,885,944

		63,340,631

Mexico—3.2%
Fomento Economico Mexicano S.A.B. de C.V. (b)	1,356,979	11,158,076
Grupo Modelo S.A.B. de C.V.	522,091	3,660,489
Grupo Televisa S.A.B. (ADR)	332,600	7,011,208

		21,829,773

Netherlands—2.0%
EADS NV (b)	337,427	13,811,438

South Korea—0.5%
E-Mart Co., Ltd. (a)	16,214	3,567,288

Spain—2.6%
BBVA S.A.	885,709	7,041,376
Inditex S.A.	113,893	10,906,608

		17,947,984

Sweden—5.4%
Assa Abloy AB (Series B)	395,315	12,431,944
LM Ericsson Telephone Co. (Class B)	2,385,325	24,671,839

		37,103,783

Switzerland—4.7%
Credit Suisse Group AG	317,983	9,059,330
Nestle S.A.	135,020	8,497,448
Roche Holding AG	27,445	4,778,359
UBS AG	717,606	10,063,322

		32,398,459

Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,801,498	8,059,388

United Kingdom—3.1%
Kingfisher plc	499,260	2,448,048
Prudential plc	690,802	8,263,883
Unilever plc	324,107	10,698,997

		21,410,928

United States—39.6%
3M Co.	103,700	9,251,077
Abercrombie & Fitch Co. (Class A)	58,490	2,901,689
Adobe Systems, Inc. (a)	261,660	8,977,555
Aetna, Inc.	220,310	11,050,750

MSF-174

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares/Par Amount	Value

United States—(Continued)
Aflac, Inc.	124,970	$5,747,370
Allergan, Inc.	27,050	2,581,381
Altera Corp.	362,010	14,415,238
Amgen, Inc.	93,450	6,353,665
Amylin Pharmaceuticals, Inc. (a) (b)	290,500	7,250,880
Carnival Corp.	310,110	9,948,329
Colgate-Palmolive Co.	124,420	12,165,788
Corning, Inc.	365,790	5,150,323
eBay, Inc. (a)	600,830	22,164,619
Emerson Electric Co.	117,490	6,130,628
Fidelity National Financial, Inc.	216,010	3,894,660
Fusion-io, Inc. (a)	79,630	2,262,288
Gilead Sciences, Inc. (a)	77,400	3,780,990
Google, Inc. (Class A) (a)	16,180	10,375,263
Intuit, Inc.	251,540	15,125,100
Juniper Networks, Inc. (a)	334,220	7,646,954
Maxim Integrated Products, Inc.	380,770	10,886,214
McDonald’s Corp.	134,400	13,184,640
Microsoft Corp.	350,580	11,306,205
The Goldman Sachs Group, Inc.	68,220	8,484,521
The McGraw-Hill Cos., Inc.	167,580	8,122,603
The Walt Disney Co.	267,410	11,707,210
Theravance, Inc. (a)	151,730	2,958,735
Tiffany & Co.	164,890	11,398,846
Transocean, Ltd. (a)	131,678	7,202,787
WellPoint, Inc.	173,760	12,823,488
Zimmer Holdings, Inc. (a)	136,790	8,792,861

		274,042,657

Total Common Stock (Identified Cost $582,875,141)		675,286,894

Preferred Stock—1.8%

Germany—1.8%
Bayerische Motoren Werke AG	204,336	12,136,137

Total Preferred Stock (Identified Cost $7,755,879)		12,136,137

Short Term Investments—13.2%

United States—13.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $2,352,002 on 04/02/12, collateralized by $2,405,000 Federal Home Loan Mortgage Corp. at 0.550% due 02/13/15 with a value of $2,405,000.	$2,352,000	2,352,000
State Street Navigator Securities Lending Prime Portfolio (c)	89,285,266	89,285,266

Total Short Term Investments (Identified Cost $91,637,266)		91,637,266

Total Investments—112.6% (Identified Cost $682,268,286) (d)		779,060,297
Liabilities in excess of other assets		(87,114,754)

Net Assets—100.0%		$691,945,543

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $85,519,905 and the collateral received consisted of cash in the amount of $89,285,266. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $682,221,843. The aggregate unrealized appreciation and depreciation of investments was $142,915,796 and $(46,077,342), respectively, resulting in net unrealized appreciation of $96,838,454 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2012	% of Net Assets
Software	7.9%
Semiconductors & Semiconductor Equipment	6.0%
Insurance	5.2%
Internet Software & Services	4.7%
Communications Equipment	4.7%
Media	4.3%
Specialty Retail	4.0%
Capital Markets	4.0%
Beverages	3.8%
Industrial Conglomerates	3.8%

MSF-175

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,611,131	$—	$—	$1,611,131
Australia	—	4,132,566	—	4,132,566
Belgium	—	1,137,047	—	1,137,047
Brazil	27,462,413	—	—	27,462,413
Denmark	—	8,443,066	—	8,443,066
Finland	—	5,033,975	—	5,033,975
France	—	44,192,013	—	44,192,013
Germany	—	57,801,645	—	57,801,645
India	4,870,293	14,166,005	—	19,036,298
Italy	—	12,924,411	—	12,924,411
Japan	—	63,340,631	—	63,340,631
Mexico	21,829,773	—	—	21,829,773
Netherlands	—	13,811,438	—	13,811,438
South Korea	—	3,567,288	—	3,567,288
Spain	—	17,947,984	—	17,947,984
Sweden	—	37,103,783	—	37,103,783
Switzerland	—	32,398,459	—	32,398,459
Taiwan	—	8,059,388	—	8,059,388
United Kingdom	—	21,410,928	—	21,410,928
United States	274,042,657	—	—	274,042,657
Total Common Stock	329,816,267	345,470,627	—	675,286,894
Preferred Stock
Germany	—	12,136,137	—	12,136,137
Short Term Investments
United States	89,285,266	2,352,000	—	91,637,266
Total Investments	$419,101,533	$359,958,764	$—	$779,060,297

MSF-176

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—93.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a)	20,590	$375,767
AeroVironment, Inc. (a) (b)	8,967	240,405
American Science & Engineering, Inc. (a)	4,769	319,761
Astronics Corp. (b)	5,318	185,917
Ceradyne, Inc. (a) (b)	13,664	444,900
Cubic Corp.	8,470	400,462
Curtiss-Wright Corp.	24,567	909,225
DigitalGlobe, Inc. (a) (b)	18,262	243,615
Esterline Technologies Corp. (b)	15,964	1,140,787
GenCorp, Inc. (a) (b)	29,383	208,619
GeoEye, Inc. (a) (b)	11,850	285,230
HEICO Corp. (Class B) (a)	21,740	1,121,567
Hexcel Corp. (b)	51,904	1,246,215
Kratos Defense & Security Solutions, Inc. (a) (b)	16,708	89,221
LMI Aerospace, Inc. (b)	5,223	95,059
Moog, Inc. (b)	23,663	1,014,906
Orbital Sciences Corp. (b)	29,768	391,449
Taser International, Inc. (a) (b)	34,479	149,639
Teledyne Technologies, Inc. (b)	19,150	1,207,407
The KEYW Holding Corp. (b)	10,462	81,060
Triumph Group, Inc. (a)	19,558	1,225,504

		11,376,715

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (b)	29,240	169,300
Atlas Air Worldwide Holdings, Inc. (a) (b)	13,822	680,181
Forward Air Corp.	15,560	570,585
HUB Group, Inc. (b)	20,000	720,600
Pacer International, Inc. (a) (b)	21,625	136,670
Park-Ohio Holdings Corp. (b)	4,748	95,197

		2,372,533

Airlines—0.6%
Alaska Air Group, Inc. (b)	37,910	1,357,936
Allegiant Travel Co. (a) (b)	8,227	448,372
Hawaiian Holdings, Inc. (a) (b)	26,730	139,798
JetBlue Airways Corp. (a) (b)	131,143	641,289
Republic Airways Holdings, Inc. (a) (b)	25,789	127,398
Skywest, Inc. (a)	29,720	328,406
Spirit Airlines, Inc. (b)	8,076	162,085
US Airways Group, Inc. (b)	81,822	621,029

		3,826,313

Auto Components—0.8%
American Axle & Manufacturing Holdings, Inc. (b)	34,595	405,107
Amerigon, Inc. (b)	16,060	259,851
Cooper Tire & Rubber Co. (a)	32,939	501,332
Dana Holding Corp. (b)	76,356	1,183,518
Dorman Products, Inc. (a) (b)	6,387	323,182
Drew Industries, Inc. (a) (b)	10,366	283,096
Exide Technologies (a) (b)	40,883	127,964
Fuel Systems Solutions, Inc. (a) (b)	8,320	217,651
Modine Manufacturing Co. (a) (b)	24,735	218,410
Spartan Motors, Inc.	19,530	103,314
Standard Motor Products, Inc.	9,638	170,978
Stoneridge, Inc. (b)	13,705	135,542
Superior Industries International, Inc. (a)	12,615	246,497

Security Description	Shares	Value

Auto Components—(Continued)
Tenneco, Inc. (b)	31,602	$1,174,014

		5,350,456

Automobiles—0.0%
Winnebago Industries, Inc. (a) (b)	16,165	158,417

Beverages—0.2%
Boston Beer Co., Inc. (a) (b)	4,408	470,730
Central European Distribution Corp. (a) (b)	37,681	192,550
Coca-Cola Bottling Co. Consolidated (a)	2,376	149,070
Heckmann Corp. (a) (b)	53,814	231,938
National Beverage Corp. (a)	7,440	119,338

		1,163,626

Biotechnology—3.5%
Achillion Pharmaceuticals, Inc. (b)	26,797	256,715
Acorda Therapeutics, Inc. (b)	20,455	543,080
Affymax, Inc. (a) (b)	18,334	215,241
Alkermes plc (b)	49,955	926,665
Alnylam Pharmaceuticals, Inc. (a) (b)	24,421	270,340
AMAG Pharmaceuticals, Inc. (b)	11,699	186,365
Arena Pharmaceuticals, Inc. (a) (b)	83,247	255,568
Ariad Pharmaceuticals, Inc. (b)	83,302	1,328,667
Arqule, Inc. (b)	26,806	187,910
Array Biopharma, Inc. (b)	48,411	165,082
AVEO Pharmaceuticals, Inc. (a) (b)	16,182	200,819
AVI BioPharma, Inc. (a) (b)	82,331	126,790
BioCryst Pharmaceuticals, Inc. (b)	17,403	84,022
Cell Therapeutics, Inc. (a) (b)	115,489	150,136
Celldex Therapeutics, Inc. (a) (b)	26,835	136,590
Cepheid, Inc. (a) (b)	34,332	1,436,108
Chelsea Therapeutics International, Inc. (a) (b)	27,865	71,334
Clovis Oncology, Inc. (a) (b)	7,994	203,447
Cubist Pharmaceuticals, Inc. (a) (b)	32,976	1,426,212
Curis, Inc. (a) (b)	44,220	213,140
Dusa Pharmaceuticals, Inc. (b)	14,651	91,686
Dyax Corp. (a) (b)	51,208	79,885
Dynavax Technologies Corp. (a) (b)	84,035	425,217
Emergent Biosolutions, Inc. (b)	13,410	214,560
Enzon Pharmaceuticals, Inc. (a) (b)	19,420	132,833
Exact Sciences Corp. (a) (b)	31,045	346,462
Exelixis, Inc. (a) (b)	79,623	412,447
Genomic Health, Inc. (a) (b)	8,810	269,674
Geron Corp. (a) (b)	65,936	111,432
Halozyme Therapeutics, Inc. (a) (b)	47,510	606,228
Idenix Pharmaceuticals, Inc. (b)	30,608	299,652
Immunogen, Inc. (a) (b)	40,319	580,190
Immunomedics, Inc. (a) (b)	39,907	144,862
Incyte Corp., Ltd. (a) (b)	47,645	919,549
Infinity Pharmaceuticals, Inc. (b)	11,551	138,150
InterMune, Inc. (a) (b)	28,861	423,391
Ironwood Pharmaceuticals, Inc. (a) (b)	29,001	386,003
Isis Pharmaceuticals, Inc. (a) (b)	53,285	467,309
Keryx Biopharmaceuticals, Inc. (a) (b)	39,395	196,187
Lexicon Pharmaceuticals, Inc. (a) (b)	88,070	163,810
Ligand Pharmaceuticals, Inc. (a) (b)	10,985	175,211
MannKind Corp. (a) (b)	56,972	140,721
Maxygen, Inc. (a) (b)	18,784	107,820

MSF-177

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Medivation, Inc. (b)	16,279	$1,216,367
Momenta Pharmaceuticals, Inc. (a) (b)	23,710	363,237
Neurocrine Biosciences, Inc. (b)	28,871	230,102
NPS Pharmaceuticals, Inc. (b)	51,185	350,105
Nymox Pharmaceutical Corp. (a) (b)	9,748	78,374
OncoGenex Pharmaceutical, Inc. (b)	5,919	78,664
Oncothyreon, Inc. (a) (b)	21,552	93,967
Onyx Pharmaceuticals, Inc. (b)	33,365	1,257,193
Opko Health, Inc. (a) (b)	59,324	280,603
Orexigen Therapeutics, Inc. (b)	22,016	90,266
PDL BioPharma, Inc. (a)	75,107	476,929
Pharmacyclics, Inc. (a) (b)	23,717	658,384
Progenics Pharmaceuticals, Inc. (a) (b)	16,553	163,875
Raptor Pharmaceutical Corp. (a) (b)	26,716	180,600
Rigel Pharmaceuticals, Inc. (a) (b)	35,533	286,041
Sangamo Biosciences, Inc. (a) (b)	24,849	121,760
Savient Pharmaceuticals, Inc. (a) (b)	35,468	77,320
Sciclone Pharmaceuticals, Inc. (a) (b)	21,822	137,697
Seattle Genetics, Inc. (a) (b)	50,527	1,029,740
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	390,671
Targacept, Inc. (a) (b)	15,091	77,266
Theravance, Inc. (a) (b)	38,529	751,316
Vanda Pharmaceuticals, Inc. (b)	17,113	81,937
Vical, Inc. (a) (b)	40,691	138,349
Ziopharm Oncology, Inc. (a) (b)	33,535	181,089

		24,009,362

Building Products—0.7%
A.O. Smith Corp.	19,632	882,458
AAON, Inc. (a)	10,242	206,786
Ameresco, Inc. (b)	9,152	124,010
American Woodmark Corp. (b)	5,650	101,700
Apogee Enterprises, Inc. (a)	13,569	175,719
Builders FirstSource, Inc. (a) (b)	25,665	108,563
Gibraltar Industries, Inc. (a) (b)	14,856	225,068
Griffon Corp. (b)	24,495	262,097
Insteel Industries, Inc. (a)	9,958	120,990
NCI Building Systems, Inc. (b)	10,596	121,960
Quanex Building Products Corp.	20,789	366,510
Simpson Manufacturing Co., Inc.	22,212	716,337
Trex Co., Inc. (a) (b)	8,855	284,068
Universal Forest Products, Inc. (a)	10,498	361,971
USG Corp. (a) (b)	37,000	636,400

		4,694,637

Capital Markets—1.8%
Apollo Investment Corp.	103,707	743,579
Arlington Asset Investment Corp.	3,810	84,582
Artio Global Investors, Inc. (a)	15,576	74,298
BGC Partners, Inc.	40,526	299,487
BlackRock Kelso Capital Corp.	38,057	373,720
Calamos Asset Management, Inc. (a)	11,175	146,504
Capital Southwest Corp.	1,383	130,763
Cohen & Steers, Inc.	9,693	309,207
Cowen Group, Inc. (b)	41,897	113,541
Diamond Hill Investment Group, Inc. (a) (b)	1,546	113,863
Duff & Phelps Corp.	14,889	231,375
Edelman Financial Group, Inc. (a)	12,429	82,156

Security Description	Shares	Value

Capital Markets—(Continued)
Epoch Holding Corp. (a)	7,781	$185,810
Evercore Partners, Inc.	10,270	298,549
Fifth Street Finance Corp. (a)	42,004	409,959
Financial Engines, Inc. (a) (b)	19,844	443,712
FXCM, Inc.	12,607	163,765
GAMCO Investors, Inc.	3,845	190,750
GFI Group, Inc. (a)	37,777	142,042
Gladstone Capital Corp. (a)	12,173	98,723
Gladstone Investment Corp.	14,338	108,539
Golub Capital BDC, Inc. (a)	5,309	81,068
Hercules Technology Growth Capital, Inc. (a)	23,775	263,427
HFF, Inc. (b)	15,042	247,742
ICG Group, Inc. (b)	20,148	180,325
International FCStone, Inc. (b)	7,668	161,795
Investment Technology Group, Inc. (b)	23,464	280,629
KBW, Inc. (a) (b)	19,039	352,221
Knight Capital Group, Inc. (a) (b)	54,243	698,107
Ladenburg Thalmann Financial Services, Inc. (a) (b)	55,150	98,167
Main Street Capital Corp. (a)	12,423	305,978
Manning & Napier, Inc. (a) (b)	8,917	131,080
MCG Capital Corp. (b)	47,755	202,959
Medallion Financial Corp. (a)	7,820	87,271
MVC Capital, Inc.	13,488	177,097
NGP Capital Resources Co.	13,570	88,883
Oppenheimer Holdings, Inc.	5,749	99,745
PennantPark Investment Corp. (a)	29,280	304,512
Piper Jaffray Cos. (b)	8,439	224,646
Prospect Capital Corp. (a)	63,965	702,336
Safeguard Scientifics, Inc. (a) (b)	11,857	203,940
Solar Capital, Ltd. (a)	18,901	417,145
Stifel Financial Corp. (b)	27,695	1,047,979
SWS Group, Inc.	16,722	95,650
TICC Capital Corp. (a)	17,497	170,421
Triangle Capital Corp.	13,996	276,421
Virtus Investment Partners, Inc. (b)	3,529	302,718
Westwood Holdings Group, Inc.	3,352	129,823

		12,077,009

Chemicals—2.0%
A. Schulman, Inc. (a)	16,210	437,994
American Vanguard Corp.	11,536	250,216
Balchem Corp. (a)	15,297	462,734
Calgon Carbon Corp. (b)	30,355	473,842
Chemtura Corp. (b)	49,895	847,217
Ferro Corp. (a) (b)	46,359	275,372
Flotek Industries, Inc. (a) (b)	25,871	310,969
FutureFuel Corp.	9,675	106,232
Georgia Gulf Corp. (a) (b)	18,309	638,618
H.B. Fuller Co.	25,868	849,246
Hawkins, Inc.	4,778	177,742
Innophos Holdings, Inc. (a)	11,603	581,542
Innospec, Inc.	12,490	379,446
Koppers Holdings, Inc.	11,124	428,941
Kraton Performance Polymers, Inc. (b)	16,524	439,043
Landec Corp. (a) (b)	16,296	106,413
LSB Industries, Inc. (a) (b)	9,253	360,127
Minerals Technologies, Inc.	9,780	639,710
NewMarket Corp. (a)	4,720	884,528
Olin Corp.	41,593	904,648

MSF-178

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
OM Group, Inc. (b)	16,641	$457,794
Omnova Solutions, Inc. (b)	24,497	165,355
PolyOne Corp. (b)	49,970	719,568
Quaker Chemical Corp. (a)	6,591	260,015
Sensient Technologies Corp. (a)	26,602	1,010,876
Spartech Corp. (b)	18,090	88,279
Stepan Co.	4,084	358,575
STR Holdings, Inc. (b)	15,387	74,473
TPC Group, Inc. (a) (b)	6,874	303,900
Zagg, Inc. (a) (b)	16,091	171,047
Zep, Inc.	10,762	154,973
Zoltek Cos., Inc. (b)	15,344	173,694

		13,493,129

Commercial Banks—6.0%
1st Source Corp. (a)	8,143	199,259
1st United Bancorp, Inc. (b)	12,209	73,864
Alliance Financial Corp. (a)	2,459	74,532
Ameris Bancorp	13,498	177,364
Ames National Corp. (a)	4,449	105,886
Arrow Financial Corp. (a)	5,379	131,248
Bancfirst Corp. (a)	4,227	184,128
Banco Latinoamericano de Exportaciones S.A.	13,911	293,661
Bancorp, Inc. (b)	13,290	133,432
BancorpSouth, Inc.	50,104	674,901
Bank of Kentucky Financial Corp.	2,984	76,778
Bank of Marin Bancorp (a)	3,199	121,594
Bank of the Ozarks, Inc. (a)	14,780	462,023
Banner Corp.	8,565	188,687
BBCN Bancorp, Inc. (b)	39,760	442,529
Boston Private Financial Holdings, Inc. (a)	40,232	398,699
Bridge Bancorp, Inc.	3,489	73,164
Bryn Mawr Bank Corp.	4,797	107,645
Camden National Corp. (a)	3,953	138,948
Cardinal Financial Corp. (a)	17,067	192,857
Cathay General Bancorp	41,687	737,860
Centerstate Banks, Inc.	16,702	136,288
Central Pacific Financial Corp. (b)	7,560	97,902
Chemical Financial Corp. (a)	13,525	317,026
Citizens & Northern Corp.	6,716	134,320
City Holding Co. (a)	8,871	308,001
CNB Financial Corp.	6,782	113,327
CoBiz Financial, Inc. (a)	17,832	126,072
Columbia Banking System, Inc. (a)	21,597	491,980
Community Bank System, Inc. (a)	19,556	562,822
Community Trust Bancorp, Inc. (a)	7,420	237,959
CVB Financial Corp. (a)	47,878	562,088
Eagle Bancorp, Inc. (b)	9,117	152,619
Encore Bancshares, Inc. (b)	4,750	96,748
Enterprise Financial Services Corp.	11,259	132,181
Financial Institutions, Inc.	6,461	104,474
First Bancorp (a)	8,242	90,085
First Busey Corp.	42,355	209,234
First Commonwealth Financial Corp.	56,357	344,905
First Community Bancshares, Inc. (a)	8,470	113,159
First Connecticut Bancorp, Inc. (b)	9,833	129,697
First Financial Bancorp	30,745	531,888
First Financial Bankshares, Inc. (a)	16,723	588,817
First Financial Corp. (a)	6,038	191,706

Security Description	Shares	Value

Commercial Banks—(Continued)
First Interstate Bancsystem, Inc.	6,876	$100,527
First Merchants Corp.	14,938	184,335
First Midwest Bancorp, Inc.	41,102	492,402
FirstMerit Corp.	57,420	968,101
FNB Corp. (a)	71,801	867,356
German American Bancorp, Inc.	6,759	131,327
Glacier Bancorp, Inc. (a)	38,230	571,156
Great Southern Bancorp, Inc. (a)	6,069	145,656
Hancock Holding Co.	40,443	1,436,131
Hanmi Financial Corp. (b)	17,546	177,565
Heartland Financial USA, Inc.	7,703	133,570
Heritage Financial Corp. (a) (b)	10,314	140,270
Home Bancshares, Inc.	11,883	316,207
Hudson Valley Holding Corp.	7,889	127,250
Iberiabank Corp. (a)	15,241	814,936
Independent Bank Corp. (a)	11,835	340,020
International Bancshares Corp.	28,704	607,090
Investors Bancorp, Inc. (a) (b)	25,837	388,072
Lakeland Bancorp, Inc. (a)	13,916	137,069
Lakeland Financial Corp. (a)	9,208	239,684
MainSource Financial Group, Inc. (a)	12,295	148,155
MB Financial, Inc. (a)	28,968	608,038
Metro Bancorp, Inc. (b)	7,930	92,702
National Bankshares, Inc.	4,218	126,962
National Penn Bancshares, Inc. (a)	67,536	597,694
NBT Bancorp, Inc. (a)	18,672	412,278
Northfield Bancorp, Inc. (a)	10,092	143,508
Old National Bancorp	50,541	664,109
OmniAmerican Bancorp, Inc. (b)	7,185	139,102
Oriental Financial Group, Inc.	24,751	299,487
Pacific Capital Bancorp. (b)	2,300	104,898
Pacific Continental Corp.	10,841	102,122
PacWest Bancorp (a)	15,528	377,330
Park National Corp. (a)	6,718	464,684
Park Sterling Corp. (b)	18,629	89,419
Penns Woods Bancorp, Inc.	1,988	81,269
People’s Bancorp, Inc. (a)	5,988	105,030
Pinnacle Financial Partners, Inc. (a) (b)	18,820	345,347
PrivateBancorp, Inc.	31,105	471,863
Prosperity Bancshares, Inc. (a)	25,017	1,145,779
Renasant Corp. (a)	12,711	206,935
Republic Bancorp, Inc. (Class A) (a)	5,421	129,670
S&T Bancorp, Inc. (a)	13,675	296,611
S.Y. Bancorp, Inc.	7,089	164,465
Sandy Spring Bancorp, Inc. (a)	13,670	248,384
SCBT Financial Corp. (a)	7,106	232,437
Signature Bank (b)	23,773	1,498,650
Simmons First National Corp. (a)	10,721	276,923
Southside Bancshares, Inc. (a)	7,928	175,209
Southwest Bancorp, Inc. (a) (b)	11,069	102,056
State Bank Financial Corp. (b)	16,379	286,796
StellarOne Corp. (a)	12,984	154,120
Sterling Bancorp	17,221	165,149
Sterling Financial Corp. (b)	13,897	290,169
Sun Bancorp, Inc. (b)	22,754	80,276
Susquehanna Bancshares, Inc.	93,607	924,837
SVB Financial Group (b)	22,336	1,437,098
Taylor Capital Group, Inc. (a) (b)	7,218	103,578
Texas Capital Bancshares, Inc. (b)	19,435	672,840

MSF-179

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
The First of Long Island Corp.	3,274	$86,761
Tompkins Financial Corp. (a)	3,699	148,182
TowneBank (a)	11,846	159,803
TriCo Bancshares (a)	8,062	140,440
Trustmark Corp. (a)	34,161	853,342
UMB Financial Corp. (a)	16,960	758,706
Umpqua Holdings Corp. (a)	60,457	819,797
Union First Market Bankshares Corp. (a)	9,844	137,816
United Bankshares, Inc. (a)	25,900	747,474
United Community Banks, Inc. (a) (b)	21,449	209,128
Univest Corp. of Pennsylvania	9,559	160,400
Virginia Commerce Bancorp, Inc. (b)	12,096	106,203
Washington Banking Co.	9,167	126,596
Washington Trust Bancorp, Inc. (a)	7,713	186,192
Webster Finanical Corp.	38,104	863,818
WesBanco, Inc.	12,861	259,021
West Bancorporation, Inc. (a)	8,036	80,280
West Coast Bancorp (a) (b)	10,292	194,725
Westamerica Bancorp (a)	15,734	755,232
Western Alliance Bancorp (a) (b)	41,013	347,380
Wilshire Bancorp, Inc. (a) (b)	29,438	142,186
Wintrust Financial Corp. (a)	18,190	651,020

		40,981,562

Commercial Services & Supplies—2.3%
ABM Industries, Inc.	27,975	679,793
ACCO Brands Corp. (b)	29,639	367,820
American Reprographics Co. (b)	21,042	113,416
Casella Waste Systems, Inc. (b)	14,812	92,279
Cenveo, Inc. (a) (b)	29,691	100,356
Clean Harbors, Inc. (b)	24,773	1,667,966
Consolidated Graphics, Inc. (b)	5,130	232,133
Deluxe Corp. (a)	27,650	647,563
EnergySolutions, Inc.	43,403	212,675
EnerNOC, Inc. (a) (b)	15,853	114,142
Ennis, Inc. (a)	14,123	223,426
G&K Services, Inc.	10,384	355,133
Healthcare Services Group, Inc. (a)	35,527	755,659
Herman Miller, Inc.	30,530	700,969
Higher One Holdings, Inc. (a) (b)	15,855	237,032
HNI Corp.	24,237	672,577
Innerworkings, Inc. (a) (b)	12,474	145,322
Interface, Inc.	27,334	381,309
Kimball International, Inc. (Class B) (a)	18,813	129,998
Knoll, Inc. (a)	25,885	430,726
McGrath Rentcorp	13,375	429,471
Metalico, Inc. (b)	16,397	70,015
Mine Safety Appliances Co. (a)	14,087	578,694
Mobile Mini, Inc. (a) (b)	19,043	402,188
Multi-Color Corp. (a)	6,895	155,206
Quad/Graphics, Inc. (a)	13,076	181,756
Rollins, Inc. (a)	34,359	731,160
Schawk, Inc. (a)	6,937	86,782
Standard Parking Corp. (b)	8,683	178,002
Steelcase, Inc.	41,383	397,277
Swisher Hygiene, Inc. (a) (b)	43,840	107,846
SYKES Enterprises, Inc. (b)	22,444	354,615
Team, Inc. (b)	10,055	311,202
Tetra Tech, Inc. (b) (c)	33,211	875,442
The Brink’s Co.	24,924	594,936

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
The GEO Group, Inc. (a) (b)	29,911	$568,608
TMS International Corp. (a) (b)	7,290	88,209
U.S. Ecology, Inc. (a)	10,060	218,704
United Stationers, Inc.	22,567	700,254
Viad Corp.	11,786	229,002

		15,519,663

Communications Equipment—1.8%
ADTRAN, Inc.	33,462	1,043,680
Anaren, Inc. (a) (b)	8,343	153,094
Arris Group, Inc. (b)	59,022	666,949
Aruba Networks, Inc. (a) (b)	47,193	1,051,460
Aviat Networks, Inc. (b)	34,336	96,827
Bel Fuse, Inc. (Class B)	6,585	116,357
Black Box Corp.	9,812	250,304
Calix, Inc. (a) (b)	19,494	166,284
Comtech Telecommunications Corp. (a) (b)	10,945	356,588
Digi International, Inc. (a) (b)	14,316	157,333
Emulex Corp. (b)	45,893	476,369
Extreme Networks (a) (b)	50,140	192,036
Finisar Corp. (a) (b)	47,662	960,389
Globecomm Systems, Inc. (a) (b)	14,070	203,734
Harmonic, Inc. (a) (b)	59,191	323,775
Infinera Corp. (a) (b)	54,168	439,844
InterDigital, Inc. (a) (b)	23,973	835,699
Ixia (a) (b)	20,969	261,903
KVH Industries, Inc. (b)	8,641	90,730
Loral Space & Communications, Inc. (a) (b)	5,792	461,043
Netgear, Inc. (b)	18,973	724,769
Oclaro, Inc. (a) (b)	26,529	104,524
Oplink Communications, Inc. (b)	10,830	185,193
Plantronics, Inc.	23,070	928,798
Procera Networks, Inc. (b)	8,213	183,643
SeaChange International, Inc. (a) (b)	15,237	118,544
ShoreTel, Inc. (b)	25,559	145,175
Sonus Networks, Inc. (a) (b)	115,150	333,935
Sycamore Networks, Inc. (b)	12,843	227,835
Symmetricom, Inc. (b)	25,522	147,262
Ubiquiti Networks, Inc. (a) (b)	6,027	190,634
ViaSat, Inc. (a) (b)	18,798	906,252

		12,500,962

Computers & Peripherals—0.6%
Avid Technology, Inc. (a) (b)	15,838	174,218
Cray, Inc. (a) (b)	19,023	139,248
Electronics for Imaging, Inc. (b)	24,822	412,542
Imation Corp. (a) (b)	16,653	103,082
Immersion Corp. (b)	16,446	89,795
Intermec, Inc. (b)	30,773	237,875
Intevac, Inc. (b)	10,996	93,466
OCZ Technology Group, Inc. (a) (b)	35,153	245,368
Quantum Corp. (b)	116,840	306,121
Silicon Graphics International Corp. (a) (b)	18,071	174,927
STEC, Inc. (b)	21,917	206,897
Stratasys, Inc. (a) (b)	10,894	397,849
Super Micro Computer, Inc. (b)	14,579	254,549
Synaptics, Inc. (b)	18,012	657,618
Xyratex, Ltd. (b)	16,304	259,397

		3,752,952

MSF-180

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.7%
Aegion Corp. (a) (b)	20,173	$359,685
Comfort Systems USA, Inc. (a)	21,659	236,300
Dycom Industries, Inc. (a) (b)	18,140	423,750
EMCOR Group, Inc. (b)	35,595	986,693
Furmanite Corp. (b)	21,557	138,396
Granite Construction, Inc. (a)	20,021	575,404
Great Lakes Dredge & Dock Corp.	32,033	231,278
Layne Christensen Co. (a) (b)	10,438	232,246
MasTec, Inc. (a) (b)	29,193	528,101
Michael Baker Corp.	4,638	110,616
MYR Group, Inc. (b)	10,017	178,904
Northwest Pipe Co. (a) (b)	4,794	101,825
Orion Marine Group, Inc. (b)	14,575	105,377
Pike Electric Corp. (b)	9,159	75,379
Primoris Services Corp. (a)	14,921	239,631
Sterling Construction Co., Inc. (a) (b)	8,227	80,213
Tutor Perini Corp. (b)	15,606	243,141

		4,846,939

Construction Materials—0.2%
Eagle Materials, Inc.	23,053	801,092
Headwaters, Inc. (b)	34,873	145,769
Texas Industries, Inc. (a)	12,237	428,417
United States Lime & Minerals, Inc. (b)	1,503	90,015

		1,465,293

Consumer Finance—0.6%
Advance America Cash Advance Centers, Inc.	30,441	319,326
Cash America International, Inc. (a)	15,693	752,166
Credit Acceptance Corp. (b)	3,588	362,424
DFC Global Corp. (b)	22,515	424,858
Ezcorp., Inc. (b)	24,505	795,310
First Cash Financial Services, Inc. (b)	16,253	697,091
Nelnet, Inc. (a)	14,274	369,839
Netspend Holdings, Inc. (b)	16,359	126,946
World Acceptance Corp. (a) (b)	7,688	470,890

		4,318,850

Containers & Packaging—0.2%
AEP Industries, Inc. (a) (b)	2,424	84,379
Boise, Inc. (b)	43,386	356,199
Graphic Packaging Holding Co. (a) (b)	82,819	457,161
Myers Industries, Inc.	13,650	201,338

		1,099,077

Distributors—0.2%
Core-Mark Holding Co., Inc. (a) (b)	5,932	242,856
Pool Corp.	25,671	960,609
VOXX International Corp. (b)	11,030	149,567

		1,353,032

Diversified Consumer Services—1.1%
American Public Education, Inc. (b)	9,943	377,834
Archipelago Learning, Inc. (b)	7,815	86,887
Bridgepoint Education, Inc. (a) (b)	9,743	241,139
Capella Education Co. (b)	7,429	267,073
Coinstar, Inc. (b)	16,796	1,067,386
Corinthian Colleges, Inc. (b)	47,588	197,014

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Grand Canyon Education, Inc. (a) (b)	16,799	$298,350
Hillenbrand, Inc.	32,483	745,485
K12, Inc. (a) (b)	13,883	328,055
Lincoln Educational Services Corp. (b)	11,700	92,547
Mac-Gray Corp.	7,254	109,753
Matthews International Corp. (a)	15,814	500,355
Regis Corp. (a)	30,707	565,930
Sotheby’s	36,034	1,417,578
Steiner Leisure, Ltd. (b)	8,240	402,359
Stewart Enterprises, Inc. (a)	47,112	285,970
Strayer Education, Inc. (a)	6,343	598,018
Universal Technical Institute, Inc. (b)	11,178	147,438

		7,729,171

Diversified Financial Services—0.4%
Compass Diversified Holdings	19,685	291,141
Encore Capital Group, Inc. (b)	8,355	188,405
MarketAxess Holdings, Inc.	15,275	569,605
NewStar Financial, Inc. (a) (b)	17,323	192,632
PHH Corp. (b)	30,324	469,112
Pico Holdings, Inc. (a) (b)	12,147	284,847
Portfolio Recovery Associates, Inc. (b)	9,087	651,720

		2,647,462

Diversified Telecommunication Services—0.6%
8X8, Inc. (a) (b)	32,183	135,169
AboveNet, Inc. (b)	12,084	1,000,555
Alaska Communication Systems Group, Inc. (a)	25,630	78,940
Atlantic Tele-Network, Inc.	4,754	172,855
Cbeyond, Inc. (b)	13,419	107,352
Cincinnati Bell, Inc. (a) (b)	105,708	424,946
Cogent Communications Group, Inc. (a) (b)	24,794	473,070
Consolidated Communications Holdings, Inc. (a)	12,436	244,119
General Communication, Inc. (b)	20,236	176,458
HickoryTech Corp. (a)	6,922	71,573
inContact, Inc. (b)	17,083	95,323
Iridium Communications, Inc. (b)	23,828	208,733
Lumos Networks Corp. (a)	7,785	83,767
Neutral Tandem, Inc. (b)	17,795	216,921
Premiere Global Services, Inc. (a) (b)	24,427	220,820
SureWest Communications	7,285	164,277
Towerstream Corp. (b)	23,379	111,003
Vonage Holdings Corp. (b)	71,817	158,716

		4,144,597

Electric Utilities—1.3%
Allete, Inc.	17,655	732,506
Central Vermont Public Service Corp.	6,872	241,894
Cleco Corp. (a)	32,177	1,275,818
El Paso Electric Co. (a)	23,162	752,533
IDACORP, Inc. (a)	26,162	1,075,781
MGE Energy, Inc. (a)	12,573	558,116
PNM Resources, Inc.	42,143	771,217
Portland General Electric Co.	39,771	993,480
The Empire District Electric Co.	20,580	418,803
UIL Holdings Corp.	26,643	926,111
Unisource Energy Corp. (a)	18,969	693,696
Unitil Corp.	6,123	164,280

		8,604,235

MSF-181

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—1.1%
Acuity Brands, Inc.	21,901	$1,376,040
American Superconductor Corp. (a) (b)	26,590	109,551
AZZ, Inc.	6,663	344,077
Belden, Inc.	25,132	952,754
Brady Corp. (a)	25,291	818,164
Capstone Turbine Corp. (a) (b)	131,034	133,655
Encore Wire Corp.	10,441	310,411
EnerSys (b)	25,256	875,120
Franklin Electric Co., Inc. (a)	12,236	600,421
FuelCell Energy, Inc. (a) (b)	81,701	128,271
Generac Holdings, Inc. (b)	12,918	317,137
Global Power Equipment Group, Inc. (a) (b)	8,163	226,115
II-VI, Inc. (b)	27,302	645,692
LSI Industries, Inc. (a)	11,030	80,850
Powell Industries, Inc. (b)	4,404	150,837
Preformed Line Products Co. (a)	1,221	79,975
Thermon Group Holdings, Inc. (b)	5,165	105,624
Vicor Corp. (b)	10,377	83,016

		7,337,710

Electronic Equipment, Instruments & Components—2.2%
Aeroflex Holding Corp. (a) (b)	10,280	114,519
Agilysys, Inc. (a) (b)	9,268	83,319
Anixter International, Inc. (b)	15,032	1,090,271
Benchmark Electronics, Inc. (b)	30,443	502,005
Brightpoint, Inc. (b)	38,434	309,394
Checkpoint Systems, Inc. (b)	21,005	236,936
Cognex Corp.	21,677	918,238
Coherent, Inc. (a) (b)	12,319	718,567
CTS Corp.	18,070	190,096
Daktronics, Inc.	18,513	164,581
DDi Corp.	8,767	106,957
DTS, Inc. (a) (b)	9,298	280,986
Echelon Corp. (a) (b)	16,807	74,455
Electro Rent Corp. (a)	9,062	166,831
Electro Scientific Industries, Inc. (a) (b)	11,663	175,062
Fabrinet (b)	10,572	187,230
FARO Technologies, Inc. (b)	8,551	498,780
Gerber Scientific, Inc. (a) (b)	14,024	0
GSI Group, Inc. (b)	13,392	161,508
Insight Enterprises, Inc. (b) (c)	22,101	484,675
InvenSense, Inc. (a) (b)	5,709	103,333
Kemet Corp. (b)	22,874	214,101
LeCroy Corp. (b)	8,496	88,274
Littelfuse, Inc. (b)	10,852	680,420
Maxwell Technologies, Inc. (b)	14,377	263,530
Measurement Specialties, Inc. (b)	8,286	279,238
Mercury Computer Systems, Inc. (b)	15,581	206,448
Methode Electronics, Inc. (a)	20,336	188,718
MTS Systems Corp.	8,022	425,888
Multi-Fineline Electronix, Inc. (a) (b)	5,936	162,943
Newport Corp. (b)	20,202	357,980
OSI Systems, Inc. (a) (b)	9,872	605,154
Park Electrochemical Corp.	10,569	319,501
Plexus Corp. (b) (c)	18,360	642,416
Power-One, Inc. (a) (b)	37,411	170,220
Radisys Corp. (b)	11,088	82,051
Richardson Electronics, Ltd.	8,010	95,960
Rofin-Sinar Technologies, Inc. (b)	15,227	401,536

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Rogers Corp. (b)	8,965	$347,394
Sanmina-SCI Corp. (b)	42,537	487,049
Scansource, Inc. (b)	14,516	541,737
SYNNEX Corp. (a) (b)	13,438	512,525
TTM Technologies, Inc. (b)	26,923	309,345
Universal Display Corp. (a) (b)	21,034	768,372
Vishay Precision Group, Inc. (a) (b)	6,373	94,512
Zygo Corp. (b)	8,667	169,613

		14,982,668

Energy Equipment & Services—1.7%
Basic Energy Services, Inc. (b)	13,899	241,148
Bristow Group, Inc. (b)	19,244	918,516
C&J Energy Services, Inc. (a) (b)	6,575	116,969
Cal Dive International, Inc. (a) (b)	50,687	167,267
Dawson Geophysical Co. (a) (b)	5,124	176,009
Dril-Quip, Inc. (b)	18,160	1,180,763
Exterran Holdings, Inc. (a) (b)	33,119	436,840
Global Geophysical Services, Inc. (a) (b)	9,386	99,585
Gulf Island Fabrication, Inc. (a)	7,812	228,657
Gulfmark Offshore, Inc. (b)	12,746	585,806
Helix Energy Solutions Group, Inc. (b)	55,982	996,480
Hercules Offshore, Inc. (b)	64,791	306,461
Hornbeck Offshore Services, Inc. (b)	16,474	692,402
ION Geophysical Corp. (a) (b)	68,572	442,289
Key Energy Services, Inc. (b)	66,057	1,020,581
Lufkin Industries, Inc.	17,574	1,417,343
Matrix Service Co. (a) (b)	14,196	198,886
Mitcham Industries, Inc. (b)	5,193	116,635
Natural Gas Services Group, Inc. (a) (b)	6,643	87,688
Newpark Resources, Inc. (a) (b)	49,796	407,829
OYO Geospace Corp. (a) (b)	2,264	238,467
Parker Drilling Co. (a) (b)	67,607	403,614
PHI, Inc. (a) (b)	7,440	172,236
Pioneer Drilling Co. (b)	31,825	280,060
Tesco Corp. (b)	16,366	232,234
Tetra Technologies, Inc. (b)	39,068	368,021
Vantage Drilling Co. (a) (b)	106,150	169,840

		11,702,626

Food & Staples Retailing—1.1%
Casey’s General Stores, Inc.	20,162	1,118,185
Chefs’ Warehouse Holdings, LLC (b)	6,163	142,612
Harris Teeter Supermarkets, Inc.	26,909	1,079,051
Ingles Markets, Inc. (a)	7,334	129,372
Nash Finch Co. (a)	6,720	190,982
Pricesmart, Inc. (a)	9,188	668,978
Rite Aid Corp. (a) (b)	312,497	543,745
Roundy’s, Inc. (b)	13,710	146,670
Spartan Stores, Inc. (a)	11,884	215,338
Susser Holdings Corp. (b)	4,147	106,453
The Andersons, Inc. (a)	10,396	506,181
The Fresh Market, Inc. (b)	14,571	698,679
The Pantry, Inc. (b)	12,441	161,857
United Natural Foods, Inc. (b)	25,510	1,190,297
Village Super Market, Inc.	3,450	108,986
Weis Markets, Inc. (a)	6,205	270,538

		7,277,924

MSF-182

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—1.2%
B&G Foods, Inc.	26,426	$594,849
Cal-Maine Foods, Inc.	7,468	285,726
Calavo Growers, Inc. (a)	6,124	164,001
Chiquita Brands International, Inc. (b)	24,259	213,237
Darling International, Inc. (b)	60,621	1,056,018
Diamond Foods, Inc. (a)	11,661	266,104
Dole Food Co., Inc. (a) (b)	20,253	202,125
Fresh Del Monte Produce, Inc. (a) (b)	21,054	480,873
J&J Snack Foods Corp.	7,928	415,903
Lancaster Colony Corp.	9,882	656,758
Omega Protein Corp. (b)	10,030	76,328
Pilgrim’s Pride Corp. (b)	32,160	239,914
Sanderson Farms, Inc.	11,689	619,868
Seneca Foods Corp. (b)	4,612	121,480
Smart Balance, Inc. (a) (b)	35,186	232,579
Snyders-Lance, Inc. (a)	24,477	632,730
The Hain Celestial Group, Inc. (b)	18,804	823,803
Tootsie Roll Industries, Inc. (a)	13,761	315,260
TreeHouse Foods, Inc. (b)	18,597	1,106,521

		8,504,077

Gas Utilities—0.9%
Chesapeake Utilities Corp. (a)	4,448	182,902
New Jersey Resources Corp. (a)	21,933	977,554
Northwest Natural Gas Co. (a)	14,144	642,138
Piedmont Natural Gas Co., Inc. (a)	37,459	1,163,851
South Jersey Industries, Inc.	15,904	795,836
Southwest Gas Corp.	23,934	1,022,939
The Laclede Group, Inc. (a)	12,170	474,873
WGL Holdings, Inc. (a)	26,917	1,095,522

		6,355,615

Health Care Equipment & Supplies—2.9%
Abaxis, Inc. (a) (b)	12,234	356,376
ABIOMED, Inc. (a) (b)	16,820	373,236
Accuray, Inc. (a) (b)	32,615	230,262
Align Technology, Inc. (a) (b)	33,035	910,114
Analogic Corp. (a)	6,542	441,847
Angiodynamics, Inc. (a) (b)	13,423	164,432
Antares Pharma, Inc. (a) (b)	45,848	148,089
ArthroCare Corp. (b)	14,508	389,540
AtriCure, Inc. (a) (b)	7,278	72,416
Atrion Corp. (a)	874	183,724
Cantel Medical Corp.	10,408	261,137
Cardiovascular Systems, Inc. (b)	8,814	81,512
Cerus Corp. (a) (b)	29,134	117,119
Conceptus, Inc. (a) (b)	16,733	240,620
Conmed Corp. (a) (b)	16,372	489,032
CryoLife, Inc. (b)	17,220	90,749
Cyberonics, Inc. (b)	16,307	621,786
Cynosure, Inc. (a) (b)	5,968	106,588
Delcath Systems, Inc. (a) (b)	28,207	88,570
DexCom, Inc. (b)	35,316	368,346
Endologix, Inc. (b)	26,953	394,861
Exactech, Inc. (a) (b)	5,322	84,354
Greatbatch, Inc. (b)	12,931	317,068
Haemonetics Corp. (b)	13,261	924,026
Hansen Medical, Inc. (a) (b)	24,200	72,600

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
HeartWare International, Inc. (b)	6,224	$408,855
ICU Medical, Inc. (b)	6,398	314,526
Insulet Corp. (a) (b)	23,627	452,221
Integra LifeSciences Holdings Corp. (a) (b)	10,937	379,404
Invacare Corp.	15,930	263,960
IRIS International, Inc. (a) (b)	8,219	111,039
Kensey Nash Corp. (a) (b)	5,237	153,235
MAKO Surgical Corp. (a) (b)	16,490	695,053
Masimo Corp. (b)	29,709	694,596
Meridian Bioscience, Inc. (a)	22,552	437,058
Merit Medical Systems, Inc. (a) (b)	21,638	268,744
Natus Medical, Inc. (b)	16,472	196,511
Navidea Biopharmaceuticals, Inc. (a) (b)	46,017	150,936
Neogen Corp. (b)	11,895	464,738
NuVasive, Inc. (b)	20,847	351,063
NxStage Medical, Inc. (a) (b)	23,123	445,580
OraSure Technologies, Inc. (b)	23,242	267,051
Orthofix International NV (a) (b)	9,598	360,693
Palomar Medical Technologies, Inc. (b)	11,206	104,664
Quidel Corp. (a) (b)	17,566	322,687
Rockwell Medical Technologies, Inc. (a) (b)	8,311	78,622
RTI Biologics, Inc. (b)	32,270	119,399
Solta Medical, Inc. (a) (b)	36,732	111,298
Spectranetics Corp. (b)	19,030	197,912
Staar Surgical Co. (b)	19,419	210,308
STERIS Corp.	31,719	1,002,955
SurModics, Inc. (b)	9,719	149,381
Symmetry Medical, Inc. (b)	21,060	148,894
Synergetics USA, Inc. (b)	13,423	87,249
Tornier NV (b)	5,461	140,348
Unilife Corp. (a) (b)	37,253	151,247
Vascular Solutions, Inc. (b)	9,953	107,393
Volcano Corp. (a) (b)	27,732	786,202
West Pharmaceutical Services, Inc. (a)	18,062	768,177
Wright Medical Group, Inc. (a) (b)	20,976	405,256
Young Innovations, Inc. (a)	3,398	105,066
Zoll Medical Corp. (b)	11,905	1,102,760

		20,043,485

Health Care Providers & Services—2.6%
Accretive Health, Inc. (a) (b)	20,730	413,978
Air Methods Corp. (b)	5,908	515,473
Almost Family, Inc. (a) (b)	4,862	126,461
Amedisys, Inc. (a) (b)	18,591	268,826
AMN Healthcare Services, Inc. (b)	20,644	125,103
AmSurg Corp. (a) (b)	17,693	495,050
Assisted Living Concepts, Inc. (b)	10,628	176,531
Bio-Reference Labs, Inc. (a) (b)	12,716	298,953
BioScrip, Inc. (b)	24,999	169,743
Capital Senior Living Corp. (b)	14,260	131,762
Centene Corp. (b)	26,880	1,316,314
Chemed Corp. (a)	10,240	641,843
Corvel Corp. (a) (b)	3,920	156,369
Cross Country Healthcare, Inc. (b)	16,639	83,361
Emeritus Corp. (a) (b)	15,831	279,575
ExamWorks Group, Inc. (b)	14,017	174,091
Five Star Quality Care, Inc. (b)	25,265	86,154
Gentiva Health Services, Inc. (b)	16,117	140,863
Hanger Orthopedic Group, Inc. (b)	17,356	379,402

MSF-183

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Healthsouth Corp. (b)	50,404	$1,032,274
Healthways, Inc. (a) (b)	18,606	136,940
HMS Holdings Corp. (b)	44,959	1,403,170
IPC The Hospitalist Co., Inc. (a) (b)	9,377	346,105
Kindred Healthcare, Inc. (a) (b)	29,215	252,418
Landauer, Inc. (a)	5,165	273,848
LHC Group, Inc. (a) (b)	8,340	154,540
Magellan Health Services, Inc. (b)	15,183	741,082
Metropolitan Health Networks, Inc. (b)	21,183	198,485
MModal, Inc. (b)	16,381	172,820
Molina Healthcare, Inc. (a) (b)	14,540	488,980
MWI Veterinary Supply, Inc. (a) (b)	7,209	634,392
National Healthcare Corp. (a)	5,246	239,008
Owens & Minor, Inc.	33,804	1,027,980
PharMerica Corp. (a) (b)	17,146	213,125
PSS World Medical, Inc. (a) (b)	27,282	691,326
Select Medical Holdings Corp. (a) (b)	27,397	210,683
Skilled Healthcare Group, Inc. (b)	11,657	89,269
Sun Healthcare Group, Inc. (b)	14,886	101,791
Sunrise Senior Living, Inc. (a) (b)	28,669	181,188
Team Health Holdings, Inc. (b)	13,813	283,995
The Ensign Group, Inc. (a)	10,390	282,192
The Providence Service Corp. (a) (b)	7,703	119,474
Triple-S Management Corp. (a) (b)	12,074	278,909
U.S. Physical Therapy, Inc. (a) (b)	8,479	195,441
Universal American Corp. (b)	16,295	175,660
Vanguard Health Systems, Inc. (b)	16,940	167,028
WellCare Health Plans, Inc. (b)	22,292	1,602,349

		17,674,324

Health Care Technology—0.6%
athenahealth, Inc. (a) (b)	18,488	1,370,331
Computer Programs & Systems, Inc.	5,856	330,981
HealthStream, Inc. (b)	10,052	233,106
MedAssets, Inc. (a) (b)	25,988	342,002
Medidata Solutions, Inc. (b)	11,008	293,253
Merge Healthcare, Inc. (a) (b)	29,111	170,299
Omnicell, Inc. (b)	16,926	257,445
Quality Systems, Inc.	20,268	886,320
Transcend Services, Inc. (a) (b)	5,227	153,412

		4,037,149

Hotels, Restaurants & Leisure—2.8%
AFC Enterprises, Inc. (a) (b)	12,829	217,580
Ameristar Casinos, Inc.	16,695	311,028
Benihana, Inc. (b)	8,067	105,274
Biglari Holdings, Inc. (b)	605	243,724
BJ’s Restaurants, Inc. (a) (b)	13,550	682,243
Bob Evans Farms, Inc. (a)	16,481	621,663
Boyd Gaming Corp. (a) (b)	29,447	230,864
Bravo Brio Restaurant Group, Inc. (b)	9,979	199,181
Buffalo Wild Wings, Inc. (a) (b)	10,005	907,353
Caesars Entertainment Corp. (b)	22,018	324,501
Caribou Coffee Co., Inc. (a) (b)	6,691	124,720
Carrols Restaurant Group, Inc. (b)	7,465	113,841
CEC Entertainment, Inc.	9,410	356,733
Churchill Downs, Inc.	6,463	361,282
Cracker Barrel Old Country Store, Inc. (a)	12,295	686,061

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Denny’s Corp. (b)	50,069	$202,279
DineEquity, Inc. (a) (b)	8,015	397,544
Domino’s Pizza, Inc. (b)	30,959	1,123,812
Gaylord Entertainment Co. (a) (b)	18,601	572,911
International Speedway Corp.	15,258	423,410
Interval Leisure Group, Inc. (b)	21,655	376,797
Isle of Capri Casinos, Inc. (b)	12,191	86,044
Jack in the Box, Inc. (b)	22,716	544,503
Krispy Kreme Doughnuts, Inc. (a) (b)	34,392	251,062
Life Time Fitness, Inc. (a) (b)	22,079	1,116,535
Marcus Corp.	11,702	146,860
Multimedia Games Holding Co., Inc. (b)	15,847	173,683
O’Charleys, Inc. (a) (b)	10,657	104,865
Orient-Express Hotels, Ltd. (Class A) (b)	54,371	554,584
P.F. Chang’s China Bistro, Inc. (a)	12,202	482,223
Papa John’s International, Inc. (a) (b)	9,944	374,491
Peet’s Coffee & Tea, Inc. (b)	6,858	505,435
Pinnacle Entertainment, Inc. (b)	33,689	387,760
Red Robin Gourmet Burgers, Inc. (b)	6,723	250,028
Ruby Tuesday, Inc. (b)	34,631	316,181
Ruth’s Hospitality Group, Inc. (b)	17,912	135,952
Scientific Games Corp. (b)	29,648	345,696
Shuffle Master, Inc. (b)	29,393	517,317
Six Flags Entertainment Corp.	21,940	1,026,134
Sonic Corp. (a) (b)	33,333	255,997
Speedway Motorsports, Inc. (a)	7,078	132,217
Summit Hotel Properties, Inc. (b)	14,662	111,138
Texas Roadhouse, Inc. (b)	33,762	561,800
The Cheesecake Factory, Inc. (a) (b)	29,922	879,408
Town Sports International Holdings, Inc. (b)	10,616	134,080
Vail Resorts, Inc. (a) (b)	19,490	842,942

		18,819,736

Household Durables—0.8%
American Greetings Corp. (a)	20,889	320,437
Beazer Homes USA, Inc. (b)	35,270	114,628
Blyth, Inc. (a)	3,322	248,585
Cavco Industries, Inc. (a) (b)	3,196	148,870
CSS Industries, Inc.	4,201	81,751
Ethan Allen Interiors, Inc. (a)	12,159	307,866
Helen of Troy, Ltd. (a) (b)	15,926	541,643
Hovnanian Enterprises, Inc. (a) (b)	36,314	88,969
iRobot Corp. (b)	12,726	346,911
KB Home (a)	39,875	354,888
La-Z-Boy, Inc. (b)	26,643	398,579
Libbey, Inc. (b)	9,372	121,274
M/I Homes, Inc. (a) (b)	8,667	107,124
MDC Holdings, Inc.	19,433	501,177
Meritage Homes Corp. (b)	14,227	384,983
National Presto Industries, Inc. (a)	2,572	195,112
Ryland Group, Inc. (a)	23,729	457,495
Skullcandy, Inc. (a) (b)	5,693	90,120
Standard Pacific Corp. (a) (b)	57,653	257,132
Universal Electronics, Inc. (a) (b)	7,461	149,071

		5,216,615

Household Products—0.1%
Central Garden & Pet Co. (a) (b)	23,384	225,188

MSF-184

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Spectrum Brands Holdings, Inc. (b)	8,621	$301,390
WD-40 Co.	8,908	403,978

		930,556

Independent Power Producers & Energy Traders—0.2%
Atlantic Power Corp. (a)	60,001	830,414
Genie Energy, Ltd. (a)	8,107	78,394
Ormat Technologies, Inc. (a)	9,298	187,355

		1,096,163

Industrial Conglomerates—0.3%
Otter Tail Corp. (a)	19,686	427,186
Raven Industries, Inc. (a)	9,329	569,162
Seaboard Corp.	171	333,621
Standex International Corp. (a)	6,755	278,239
Tredegar Corp. (a)	13,367	261,860

		1,870,068

Insurance—2.5%
Alterra Capital Holdings, Ltd. (a)	47,013	1,080,359
American Equity Investment Life Holding Co. (a)	31,130	397,530
American Safety Insurance Holdings Ltd. (a) (b)	5,779	108,934
AMERISAFE, Inc. (b)	9,298	230,033
Amtrust Financial Services, Inc.	12,047	323,823
Argo Group International Holdings, Ltd.	14,239	425,319
Baldwin & Lyons, Inc. (Class B)	4,133	92,497
Citizens, Inc. (a) (b)	22,172	219,059
CNO Financial Group, Inc. (b)	119,099	926,590
Delphi Financial Group, Inc. (a)	25,445	1,139,173
eHealth, Inc. (a) (b)	9,723	158,582
Employers Holdings, Inc. (a)	16,380	290,090
Enstar Group, Ltd. (b)	3,589	355,275
FBL Financial Group, Inc. (a)	7,338	247,291
First American Financial Corp.	55,676	925,892
Flagstone Reinsurance Holdings S.A.	28,130	221,383
Global Indemnity plc (b)	6,518	127,036
Greenlight Capital Re, Ltd. (b)	15,207	374,548
Harleysville Group, Inc. (a)	6,735	388,610
Hilltop Holdings, Inc. (b)	23,109	193,885
Horace Mann Educators Corp.	21,022	370,408
Infinity Property & Casualty Corp. (a)	6,826	357,205
Kansas City Life Insurance Co. (a)	2,207	71,065
Maiden Holdings, Ltd.	26,833	241,497
Meadowbrook Insurance Group, Inc.	26,803	250,072
Montpelier Re Holdings, Ltd.	33,411	645,501
National Financial Partners Corp. (a) (b)	22,843	345,843
National Interstate Corp. (a)	3,464	88,609
National Western Life Insurance Co. (a)	1,212	165,886
OneBeacon Insurance Group, Ltd.	11,496	177,153
Platinum Underwriters Holdings, Ltd.	18,204	664,446
Presidential Life Corp. (a)	9,602	109,751
Primerica, Inc. (b)	14,869	374,847
ProAssurance Corp. (b)	16,148	1,422,800
RLI Corp. (a)	9,400	673,416
Safety Insurance Group, Inc.	6,815	283,777
SeaBright Holdings, Inc.	12,481	113,452
Selective Insurance Group, Inc.	28,514	502,132
State Auto Financial Corp.	7,940	116,003

Security Description	Shares	Value

Insurance—(Continued)
Stewart Information Services Corp. (a)	9,368	$133,119
Symetra Financial Corp.	35,009	403,654
The Navigators Group, Inc. (a) (b)	6,006	283,723
The Phoenix Cos., Inc. (a) (b)	66,674	163,351
Tower Group, Inc. (a)	21,261	476,884
United Fire Group, Inc. (a)	12,454	222,802

		16,883,305

Internet & Catalog Retail—0.3%
Blue Nile, Inc. (a) (b)	6,605	217,833
HSN, Inc.	20,930	795,968
NutriSystem, Inc. (a)	14,262	160,162
PetMed Express, Inc. (a)	13,291	164,542
Shutterfly, Inc. (a) (b)	16,769	525,373

		1,863,878

Internet Software & Services—1.6%
Ancestry.com, Inc. (a) (b)	16,407	373,095
Angie’s List, Inc. (a) (b)	3,290	62,148
Bankrate, Inc. (a) (b)	12,675	313,706
Bazaarvoice, Inc. (b)	7,719	153,361
Brightcove, Inc. (b)	4,606	114,229
comScore, Inc. (b)	16,517	353,299
Constant Contact, Inc. (a) (b)	15,503	461,834
Cornerstone OnDemand, Inc. (b)	5,911	129,096
DealerTrack Holdings, Inc. (b)	21,632	654,584
Dice Holdings, Inc. (a) (b)	25,094	234,127
Digital River, Inc. (b)	20,871	390,496
EarthLink, Inc. (a)	62,730	501,213
Envestnet, Inc. (b)	9,919	124,186
Infospace, Inc. (b)	19,526	250,128
Internap Network Services Corp. (a) (b)	29,790	218,659
IntraLinks Holdings, Inc. (a) (b)	16,559	87,597
j2 Global, Inc. (a)	23,846	683,903
Keynote Systems, Inc.	7,039	139,091
KIT Digital, Inc. (a) (b)	21,271	153,151
Limelight Networks, Inc. (b)	35,160	115,676
Liquidity Services, Inc. (b)	9,733	436,038
LivePerson, Inc. (b)	27,290	457,653
LogMeIn, Inc. (a) (b)	10,555	371,853
LoopNet, Inc. (a) (b)	9,557	179,481
ModusLink Global Solutions, Inc. (b)	26,440	142,776
Move, Inc. (a) (b)	21,815	211,824
NIC, Inc. (b)	33,146	402,061
OpenTable, Inc. (a) (b)	12,199	493,694
Openwave Systems, Inc. (a) (b)	47,217	107,183
Perficient, Inc. (b)	13,045	156,671
QuinStreet, Inc. (b)	14,274	149,734
RealNetworks, Inc. (a) (b)	11,617	115,473
Saba Software, Inc. (b)	14,832	145,502
SciQuest, Inc. (b)	6,390	97,384
SPS Commerce, Inc. (b)	4,364	117,304
Stamps.com, Inc. (b)	5,473	152,587
support.com, Inc. (a) (b)	27,508	86,650
The Active Network, Inc. (a) (b)	6,369	107,190
United Online, Inc.	48,001	234,725
ValueClick, Inc. (b)	41,952	828,133
Vocus, Inc. (a) (b)	9,249	122,549
Web.com Group, Inc. (b)	15,061	217,330

MSF-185

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
XO Group, Inc. (a) (b)	17,057	$160,165
Zillow, Inc. (b)	2,352	83,703
Zix Corp. (b)	36,710	106,826

		11,198,068

IT Services—1.6%
Acxiom Corp. (a) (b)	42,046	617,235
CACI International, Inc. (a) (b) (c)	14,025	873,617
Cardtronics, Inc. (b)	22,315	585,769
Cass Information Systems, Inc. (a)	5,390	215,330
Ciber, Inc. (a) (b)	32,578	138,131
Computer Task Group, Inc. (a) (b)	8,399	128,673
Convergys Corp. (b)	54,509	727,695
CSG Systems International, Inc. (b)	18,310	277,213
Echo Global Logistics, Inc. (b)	5,612	90,353
Euronet Worldwide, Inc. (a) (b)	26,285	549,094
ExlService Holdings, Inc. (a) (b)	8,515	233,652
Forrester Research, Inc. (a) (b)	7,965	258,066
Global Cash Access Holdings, Inc. (b)	35,379	275,956
Heartland Payment Systems, Inc.	20,734	597,969
iGate Corp.	16,029	268,646
Lionbridge Technologies, Inc. (b)	32,603	93,897
Mantech International Corp. (a) (b)	12,440	428,682
MAXIMUS, Inc.	18,132	737,428
MoneyGram International, Inc. (b)	6,015	108,270
Sapient Corp. (b)	58,019	722,337
ServiceSource International, Inc. (a) (b)	5,178	80,155
Syntel, Inc. (a)	7,981	446,936
TeleTech Holdings, Inc. (b)	14,724	237,056
The Hackett Group, Inc. (a) (b)	17,091	102,033
TNS, Inc. (b)	13,622	296,006
Unisys Corp. (a) (b)	22,919	451,963
Virtusa Corp. (b)	7,925	136,865
Wright Express Corp. (b)	19,720	1,276,476

		10,955,503

Leisure Equipment & Products—0.5%
Arctic Cat, Inc. (b)	6,783	290,516
Black Diamond, Inc. (b)	10,974	101,619
Brunswick Corp.	46,462	1,196,397
Callaway Golf Co. (a)	35,357	239,013
Jakks Pacific, Inc. (a) (b)	15,310	267,160
Leapfrog Enterprises, Inc. (b)	20,865	174,431
Smith & Wesson Holding Corp. (b)	32,012	248,093
Steinway Musical Instruments, Inc. (b)	3,417	85,425
Sturm Ruger & Co., Inc. (a)	10,261	503,815

		3,106,469

Life Sciences Tools & Services—0.4%
Accelrys, Inc. (a) (b)	31,619	252,320
Affymetrix, Inc. (b) (c)	41,239	176,090
Cambrex Corp. (b)	15,180	106,108
eResearch Technology, Inc. (b)	26,533	207,488
Furiex Pharmaceuticals, Inc. (b)	5,616	132,706
Luminex Corp. (a) (b)	19,724	460,555
PARELEX International Corp. (b)	31,915	860,748
Sequenom, Inc. (a) (b)	62,512	254,424

		2,450,439

Security Description	Shares	Value

Machinery—3.3%
3D Systems Corp. (a) (b)	21,716	$511,195
Accuride Corp. (a) (b)	20,957	182,116
Actuant Corp. (a)	36,285	1,051,902
Alamo Group, Inc. (a)	3,532	106,172
Albany International Corp.	15,229	349,506
Altra Holdings, Inc. (b)	14,458	277,594
American Railcar Industries, Inc. (b)	5,478	128,788
AMPCO-Pittsburgh Corp. (a)	4,489	90,364
Astec Industries, Inc. (b)	10,141	369,944
Badger Meter, Inc. (a)	8,245	280,248
Barnes Group, Inc. (a)	28,216	742,363
Blount International, Inc. (a) (b)	25,829	430,828
Briggs & Stratton Corp. (a)	26,533	475,737
Cascade Corp. (a)	4,728	236,967
Chart Industries, Inc. (b)	15,263	1,119,236
CIRCOR International, Inc. (a)	9,435	313,902
CLARCOR, Inc. (a)	26,709	1,311,145
Colfax Corp. (b)	27,005	951,656
Columbus McKinnon Corp. (b)	11,301	184,093
Commercial Vehicle Group, Inc. (b)	13,330	162,759
Douglas Dynamics, Inc. (a)	9,657	132,784
Dynamic Materials Corp. (a)	7,259	153,237
EnPro Industries, Inc. (a) (b)	11,049	454,114
ESCO Technologies, Inc.	13,728	504,779
Federal Signal Corp.	34,181	190,046
Flow International Corp. (b)	26,186	105,268
FreightCar America, Inc. (a)	7,047	158,487
Graham Corp. (a)	5,399	118,184
Greenbrier Cos., Inc. (b)	10,487	207,538
Hurco Cos., Inc. (b)	3,337	94,270
John Bean Technologies Corp.	15,202	246,272
Kadant, Inc. (b)	6,825	162,571
Kaydon Corp. (a)	17,495	446,297
LB Foster Co. (a) (b)	5,476	156,121
Lindsay Corp. (a)	6,769	448,582
Lydall, Inc. (b)	9,530	97,111
Meritor, Inc. (b)	50,463	407,236
Met-Pro Corp. (a)	8,159	86,159
Middleby Corp. (b)	9,748	986,303
Miller Industries, Inc.	6,185	104,650
Mueller Industries, Inc.	19,895	904,228
Mueller Water Products, Inc.	86,085	286,663
NACCO Industries, Inc.	3,117	362,725
NN, Inc. (b)	9,533	77,789
PMFG, Inc. (a) (b)	11,583	173,861
Proto Labs, Inc. (b)	3,766	128,375
RBC Bearings, Inc. (a) (b)	12,081	557,297
Robbins & Myers, Inc.	20,842	1,084,826
Sauer-Danfoss, Inc. (a) (b)	6,354	298,638
Sun Hydraulics Corp. (a)	10,558	276,197
Tennant Co. (a)	10,316	453,904
The Gorman-Rupp Co.	8,265	241,173
Titan International, Inc. (a)	22,513	532,432
Trimas Corp. (b)	13,241	296,466
Twin Disc, Inc. (a)	4,666	121,736
Wabash National Corp. (b)	36,570	378,499
Watts Water Technologies, Inc. (a)	15,683	639,082
Woodward, Inc.	32,367	1,386,279

		22,736,694

MSF-186

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—0.0%
Genco Shipping & Trading, Ltd. (a) (b)	14,851	$94,452

Media—1.2%
Arbitron, Inc.	14,461	534,768
Ascent Media Corp. (b)	7,902	373,686
Belo Corp.	47,497	340,553
Central European Media Enterprises, Ltd. (a) (b)	18,980	134,758
Cinemark Holdings, Inc. (a)	47,845	1,050,198
Digital Generation, Inc. (a) (b)	16,894	172,488
Entercom Communications Corp. (a) (b)	13,203	85,687
EW Scripps Co. (b)	16,943	167,227
Fisher Communications, Inc. (a) (b)	4,050	124,416
Harte-Hanks, Inc. (a)	27,990	253,309
Journal Communications, Inc. (b)	24,659	138,830
Knology, Inc. (b)	16,629	302,648
Lions Gate Entertainment Corp. (a) (b)	23,354	325,088
Live Nation Entertainment, Inc. (b)	76,098	715,321
MDC Partners, Inc.	12,989	144,438
Meredith Corp. (a)	18,827	611,124
National CineMedia, Inc. (a)	28,435	435,055
Rentrak Corp. (a) (b)	5,237	118,880
Scholastic Corp.	14,077	496,637
Sinclair Broadcast Group, Inc. (b)	25,619	283,346
The McClatchy Co. (a) (b)	34,480	99,647
The New York Times Co. (Class A) (a) (b)	71,072	482,579
Valassis Communications, Inc. (b)	23,553	541,719
World Wrestling Entertainment, Inc. (a)	13,534	120,047

		8,052,449

Metals & Mining—1.4%
A.M. Castle & Co. (a) (b)	9,250	117,012
AMCOL International Corp. (a)	12,772	376,646
Century Aluminum Co. (a) (b)	26,722	237,291
Coeur d’Alene Mines Corp. (a) (b)	46,932	1,114,166
General Moly, Inc. (a) (b)	38,035	127,417
Globe Specialty Metals, Inc.	33,146	492,881
Gold Resource Corp. (a) (b)	14,718	357,795
Golden Minerals Co. (a) (b)	14,415	121,518
Golden Star Resources, Ltd. (a) (b)	138,555	257,712
Haynes International, Inc. (a)	6,653	421,468
Hecla Mining Co. (a) (b)	149,030	688,519
Horsehead Holding Corp. (a) (b)	24,392	277,825
Jaguar Mining, Inc. (a) (b)	45,331	211,696
Kaiser Aluminum Corp. (a)	8,145	384,933
Materion Corp. (a) (b)	10,677	306,750
McEwen Mining, Inc. (a) (b)	53,951	239,542
Metals USA Holdings Corp. (b)	6,746	97,210
Noranda Aluminum Holding Corp. (b)	11,773	117,377
Olympic Steel, Inc. (a)	4,963	119,112
Paramount Gold & Silver Corp. (a) (b)	60,688	137,155
RTI International Metals, Inc. (a) (b)	16,034	369,744
Stillwater Mining Co. (b)	61,243	774,111
SunCoke Energy, Inc. (b)	37,652	535,035
Thompson Creek Metals Co., Inc. (b)	79,141	534,993
U.S. Silica Holdings, Inc. (b)	8,053	168,614
Universal Stainless & Alloy (b)	4,303	183,824
Vista Gold Corp. (a) (b)	36,806	115,571
Worthington Industries, Inc. (a)	26,842	514,830

		9,400,747

Security Description	Shares	Value

Multi-Utilities—0.4%
Avista Corp. (a)	30,460	$779,167
Black Hills Corp.	23,069	773,504
CH Energy Group, Inc. (a)	8,361	557,929
NorthWestern Corp.	19,221	681,577

		2,792,177

Multiline Retail—0.2%
Fred’s, Inc. (a)	22,557	329,558
Saks, Inc. (a) (b)	59,754	693,744
Tuesday Morning Corp. (b)	17,959	68,962

		1,092,264

Oil, Gas & Consumable Fuels—4.3%
Abraxas Petroleum Corp. (a) (b)	44,174	137,823
Apco Oil & Gas International, Inc.	4,986	339,896
Approach Resources, Inc. (b)	13,962	515,896
ATP Oil & Gas Corp. (a) (b)	22,845	167,911
Berry Petroleum Co. (a)	27,063	1,275,479
Bill Barrett Corp. (a) (b)	24,562	638,858
Bonanza Creek Energy, Inc. (b)	7,133	155,842
BPZ Resources, Inc. (b)	51,873	209,048
Callon Petroleum Co. (b)	21,070	132,530
Carrizo Oil & Gas, Inc. (a) (b)	20,175	570,146
Cheniere Energy, Inc. (b)	80,593	1,207,283
Clayton Williams Energy, Inc. (b)	3,222	255,956
Clean Energy Fuels Corp. (a) (b)	25,819	549,428
Cloud Peak Energy, Inc. (b)	31,583	503,117
Comstock Resources, Inc. (a) (b)	24,676	390,621
Contango Oil & Gas Co. (b)	6,514	383,740
Crosstex Energy, Inc. (b)	21,727	307,220
CVR Energy, Inc. (b)	45,487	1,216,777
Delek U.S. Holdings, Inc. (a)	8,058	124,980
Endeavour International Corp. (b)	20,189	239,240
Energy Partners, Ltd. (b)	15,648	259,913
Energy XXI Bermuda, Ltd. (b)	39,552	1,428,223
Evolution Petroleum Corp. (b)	9,398	87,401
Frontline, Ltd. (a)	26,706	205,369
FX Energy, Inc. (b)	25,184	137,001
Gastar Exploration, Ltd. (b)	25,918	77,495
Georesources, Inc. (b)	10,352	338,925
Golar LNG, Ltd. (a) (b)	22,388	851,864
Goodrich Petroleum Corp. (a) (b)	13,200	251,064
Green Plains Renewable Energy, Inc. (b)	14,814	159,843
Gulfport Energy Corp. (b)	23,818	693,580
Harvest Natural Resources, Inc. (b)	18,713	132,488
Hyperdynamics Corp. (a) (b)	80,603	103,978
James River Coal Co. (a) (b)	19,025	97,408
KiOR, Inc. (b)	6,402	85,582
Knightbridge Tankers, Ltd.	11,930	171,553
Kodiak Oil & Gas Corp. (b)	136,267	1,357,219
Magnum Hunter Resources Corp. (a) (b)	57,703	369,876
Matador Resources Co. (b)	10,845	118,731
McMoRan Exploration Co. (a) (b)	50,349	538,734
Nordic American Tanker Shipping (a)	28,173	447,387
Northern Oil & Gas, Inc. (a) (b)	32,713	678,468
Oasis Petroleum, Inc. (b)	31,223	962,605
Overseas Shipholding Group, Inc. (a)	13,705	173,094
Panhandle Oil & Gas, Inc. (a)	5,321	156,863
Patriot Coal Corp. (a) (b)	47,301	295,158

MSF-187

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Penn Virginia Corp.	25,144	$114,405
Petroleum Development Corp. (b)	12,396	459,768
PetroQuest Energy, Inc. (a) (b)	28,823	176,973
Rentech, Inc. (b)	119,980	249,558
Resolute Energy Corp. (b)	23,915	272,153
REX American Resources Corp. (a) (b)	3,606	110,704
Rex Energy Corp. (a) (b)	22,443	239,691
Rosetta Resources, Inc. (b)	28,068	1,368,596
Sanchez Energy Corp. (b)	7,018	157,554
Scorpio Tankers, Inc. (b)	11,713	82,694
SemGroup Corp. (b)	21,505	626,656
Ship Finance International, Ltd. (a)	23,811	364,308
Solazyme, Inc. (a) (b)	6,280	91,876
Stone Energy Corp. (b)	25,391	725,929
Swift Energy Co. (a) (b)	22,073	640,779
Targa Resources Corp.	8,810	400,415
Teekay Tankers, Ltd. (a)	28,777	174,676
Triangle Petroleum Corp. (b)	22,250	153,525
Uranerz Energy Corp. (b)	37,266	93,910
Uranium Energy Corp. (a) (b)	40,569	158,219
Vaalco Energy, Inc. (b)	27,127	256,350
Venoco, Inc. (b)	15,318	166,047
W&T Offshore, Inc. (a)	18,499	389,959
Warren Resources, Inc. (a) (b)	41,839	136,395
Western Refining, Inc. (a) (b)	30,756	578,828
World Fuel Services Corp. (a)	37,512	1,537,992

		29,229,573

Paper & Forest Products—0.6%
Buckeye Technologies, Inc. (a) (b)	21,132	717,854
Clearwater Paper Corp. (b)	12,752	423,494
Deltic Timber Corp. (a)	6,001	379,803
KapStone Paper & Packaging Corp. (b)	21,154	416,734
Louisiana-Pacific Corp. (b)	68,283	638,446
Neenah Paper, Inc.	7,745	230,336
PH Glatfelter Co. (a)	21,278	335,767
Schweitzer-Mauduit International, Inc. (a)	8,652	597,507
Wausau Paper Corp. (b)	26,808	251,459

		3,991,400

Personal Products—0.5%
Elizabeth Arden, Inc. (a) (b)	13,201	461,771
Inter Parfums, Inc. (a)	8,191	128,517
Medifast, Inc. (b)	7,275	127,021
Nature’s Sunshine Products, Inc. (a) (b)	5,787	92,708
Nu Skin Enterprises, Inc.	28,544	1,652,983
Prestige Brands Holdings, Inc. (b)	26,054	455,424
Revlon, Inc. (a) (b)	6,172	106,467
Schiff Nutrition International, Inc. (b)	6,303	77,464
USANA Health Sciences, Inc. (a) (b)	3,383	126,287

		3,228,642

Pharmaceuticals—1.9%
Akorn, Inc. (a) (b)	33,137	387,703
Ardea Biosciences, Inc. (b)	12,639	275,025
Auxilium Pharmaceuticals, Inc. (b)	24,788	460,313
AVANIR Pharmaceuticals, Inc. (a) (b)	64,298	219,899
Cadence Pharmaceuticals, Inc. (a) (b)	28,947	107,104

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Corcept Therapeutics, Inc. (a) (b)	16,369	$64,330
Depomed, Inc. (a) (b)	31,001	194,066
Hi-Tech Pharmacal Co., Inc. (b)	6,764	243,031
Impax Laboratories, Inc. (b)	36,570	898,891
ISTA Pharmaceuticals, Inc. (a) (b)	18,215	164,117
Jazz Pharmaceuticals plc (b)	11,476	556,242
MAP Pharmaceuticals, Inc. (a) (b)	11,326	162,641
Medicis Pharmaceutical Corp.	32,725	1,230,133
Nektar Therapeutics (a) (b)	61,506	487,128
Obagi Medical Products, Inc. (b)	10,682	143,139
Optimer Pharmaceuticals, Inc. (a) (b)	25,010	347,639
Par Pharmaceutical Cos., Inc. (b)	19,005	736,064
Pozen, Inc. (b)	15,851	95,074
Questcor Pharmaceuticals, Inc. (a) (b)	28,104	1,057,272
Salix Pharmaceuticals, Ltd. (b)	30,924	1,623,510
Santarus, Inc. (a) (b)	31,685	185,357
The Medicines Co. (b)	29,350	589,054
Viropharma, Inc. (a) (b)	37,716	1,134,120
Vivus, Inc. (b)	51,460	1,150,646
XenoPort, Inc. (b)	20,130	90,585

		12,603,083

Professional Services—1.4%
Acacia Research Corp. (a) (b)	21,901	914,148
Barrett Business Services, Inc.	4,257	84,408
CBIZ, Inc. (a) (b)	20,130	127,222
CDI Corp. (a)	7,746	138,886
CoStar Group, Inc. (b)	13,102	904,693
CRA International, Inc. (a) (b)	6,362	160,450
Exponent, Inc. (a) (b)	6,363	308,733
FTI Consulting, Inc. (b)	21,878	820,862
GP Strategies Corp. (b)	8,646	151,305
Heidrick & Struggles International, Inc. (a)	9,634	212,237
Hudson Highland Group, Inc. (a) (b)	18,749	100,870
Huron Consulting Group, Inc. (b)	12,415	466,307
ICF International, Inc. (a) (b)	10,002	253,751
Insperity, Inc.	12,162	372,644
Kelly Services, Inc. (Class A)	14,944	238,954
Kforce, Inc. (a) (b)	16,944	252,466
Korn/Ferry International (a) (b)	24,691	413,574
Mistras Group, Inc. (b)	8,222	195,848
Navigant Consulting, Inc. (b)	27,414	381,329
Odyssey Marine Exploration, Inc. (a) (b)	34,854	108,047
On Assignment, Inc. (b)	20,637	360,528
Resources Connection, Inc. (a) (b)	20,453	287,365
RPX Corp. (b)	4,951	83,969
The Advisory Board Co. (a) (b)	8,403	744,674
The Corporate Executive Board Co.	18,550	797,835
The Dolan Co. (b)	17,796	162,121
TrueBlue, Inc. (a) (b)	19,421	347,247

		9,390,473

Real Estate Investment Trusts—8.6%
Acadia Realty Trust	22,237	501,222
AG Mortgage Investment Trust, Inc.	5,530	109,162
Agree Realty Corp. (a)	6,955	157,044
Alexander’s, Inc. (a)	1,140	449,023
American Assets Trust, Inc.	17,413	397,016

MSF-188

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
American Campus Communities, Inc. (a)	38,698	$1,730,575
American Capital Mortgage Investment Corp.	9,483	206,445
Anworth Mortgage Asset Corp.	71,422	469,957
Apollo Commercial Real Estate Finance, Inc. (a)	9,565	149,692
ARMOUR Residential REIT, Inc. (a)	93,369	630,241
Ashford Hospitality Trust, Inc. (a)	26,955	242,865
Associated Estates Realty Corp.	22,128	361,572
BioMed Realty Trust, Inc.	81,197	1,541,119
CapLease, Inc. (a)	32,653	131,592
Capstead Mortgage Corp. (a)	47,474	622,384
CBL & Associates Properties, Inc. (a)	76,872	1,454,418
Cedar Shopping Centers, Inc.	29,807	152,612
Chatham Lodging Trust	7,033	89,249
Chesapeake Lodging Trust	16,661	299,398
Cogdell Spencer, Inc.	23,520	99,725
Colonial Properties Trust	45,983	999,211
Colony Financial, Inc. (a)	17,355	284,275
Cousins Properties, Inc. (a)	48,936	370,935
CreXus Investment Corp.	30,610	316,507
CubeSmart (a)	65,063	774,250
CYS Investments, Inc. (a)	58,833	770,124
DCT Industrial Trust, Inc. (a)	131,983	778,700
DiamondRock Hospitality Co.	88,916	914,946
DuPont Fabros Technology, Inc.	30,476	745,138
Dynex Capital, Inc.	28,987	276,826
EastGroup Properties, Inc.	14,252	715,735
Education Realty Trust, Inc. (a)	49,041	531,604
Entertainment Properties Trust	24,953	1,157,320
Equity Lifestyle Properties, Inc. (a)	16,808	1,172,190
Equity One, Inc.	27,801	562,136
Excel Trust, Inc.	15,986	193,111
Extra Space Storage, Inc. (a)	49,561	1,426,861
FelCor Lodging Trust, Inc. (b)	65,654	236,354
First Industrial Realty Trust, Inc. (b)	46,135	569,767
First Potomac Realty Trust (a)	26,546	320,941
Franklin Street Properties Corp.	37,474	397,224
Getty Realty Corp.	13,375	208,382
Gladstone Commercial Corp. (a)	5,368	92,383
Glimcher Realty Trust (a)	73,142	747,511
Government Properties Income Trust (a)	18,283	440,803
Hatteras Financial Corp. (a)	38,531	1,075,015
Healthcare Realty Trust, Inc. (a)	40,160	883,520
Hersha Hospitality Trust	71,668	391,307
Highwoods Properties, Inc.	38,410	1,279,821
Home Properties, Inc.	25,348	1,546,481
Hudson Pacific Properties, Inc.	10,536	159,410
Inland Real Estate Corp.	40,919	362,952
Invesco Mortgage Capital, Inc. (a)	59,416	1,048,692
Investors Real Estate Trust (a)	41,174	316,628
iStar Financial, Inc. (a) (b)	42,568	308,618
Kilroy Realty Corp.	35,826	1,669,850
Kite Realty Group Trust	26,867	141,589
LaSalle Hotel Properties	44,800	1,260,672
Lexington Realty Trust	62,036	557,704
LTC Properties, Inc.	16,356	523,392
Medical Properties Trust, Inc. (a)	70,870	657,674
MFA Financial, Inc.	183,020	1,367,159
Mid-America Apartment Communities, Inc.	21,367	1,432,230
Mission West Properties, Inc. (a)	9,369	92,378

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Monmouth Real Estate Investment Corp.	18,349	$178,719
National Health Investors, Inc. (a)	12,867	627,652
National Retail Properties, Inc.	55,136	1,499,148
Newcastle Investment Corp.	56,439	354,437
NorthStar Realty Finance Corp. (a)	60,241	325,904
Omega Healthcare Investors, Inc.	53,736	1,142,427
One Liberty Properties, Inc.	4,761	87,126
Parkway Properties, Inc. (a)	12,421	130,172
Pebblebrook Hotel Trust	27,073	611,308
Pennsylvania Real Estate Investment Trust	29,782	454,771
Pennymac Mortgage Investment Trust	14,421	269,240
Post Properties, Inc.	27,826	1,303,926
Potlatch Corp.	21,362	669,485
PS Business Parks, Inc.	10,027	657,170
RAIT Financial Trust (a)	27,383	136,094
Ramco-Gershenson Properties Trust (a)	20,773	253,846
Redwood Trust, Inc.	42,013	470,546
Resource Capital Corp. (a)	44,575	240,259
Retail Opportunity Investments Corp. (a)	26,692	321,372
RLJ Lodging Trust	14,266	265,776
Sabra Healthcare REIT, Inc.	19,024	312,755
Saul Centers, Inc.	3,408	137,547
Sovran Self Storage, Inc.	14,738	734,395
STAG Industrial, Inc. (a)	8,225	114,821
Starwood Property Trust, Inc. (a)	49,077	1,031,599
Strategic Hotels & Resorts, Inc. (b)	90,570	595,951
Sun Communities, Inc. (a)	14,037	608,223
Sunstone Hotel Investors, Inc. (a) (b)	62,370	607,484
Tanger Factory Outlet Centers (a)	45,370	1,348,850
Terreno Realty Corp.	5,361	76,716
Two Harbors Investment Corp.	110,168	1,117,104
Universal Health Realty Income Trust	6,109	242,100
Urstadt Biddle Properties, Inc.	11,245	221,976
Walter Investment Management Corp.	13,385	301,832
Washington Real Estate Investment Trust (a)	34,852	1,035,104
Winthrop Realty Trust	15,621	181,047

		58,540,519

Real Estate Management & Development—0.2%
Campus Crest Communities, Inc.	16,780	195,655
Coresite Realty Corp. (a)	10,812	255,055
Forestar Group, Inc. (a) (b)	19,634	302,167
Kennedy-Wilson Holdings, Inc.	14,795	199,733
Tejon Ranch Co. (b)	7,566	216,690

		1,169,300

Road & Rail—1.2%
Amerco, Inc. (a) (b)	4,634	488,933
Arkansas Best Corp.	13,889	261,252
Avis Budget Group, Inc. (a) (b)	55,465	784,830
Celadon Group, Inc. (b)	9,437	146,745
Dollar Thrifty Automotive Group, Inc. (b)	15,373	1,243,830
Genesee & Wyoming, Inc. (b)	20,712	1,130,461
Heartland Express, Inc. (a)	25,939	375,078
Knight Transportation, Inc. (a)	31,823	561,994
Marten Transport, Ltd. (a) (b)	8,816	194,569
Old Dominion Freight Line, Inc. (b)	24,584	1,171,919
Patriot Transportation Holding, Inc. (a) (b)	3,479	81,026

MSF-189

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Quality Distribution, Inc. (b)	7,750	$106,795
RailAmerica, Inc. (a) (b)	9,517	204,235
Roadrunner Transportation Systems, Inc. (b)	5,875	101,931
Saia, Inc. (a) (b)	7,890	134,209
Swift Transportation Co. (b)	41,048	473,694
Werner Enterprises, Inc.	23,073	573,595
Zipcar, Inc. (b)	5,307	78,597

		8,113,693

Semiconductors & Semiconductor Equipment—3.3%
Advanced Energy Industries, Inc. (b)	22,569	296,105
Alpha & Omega Semiconductor, Ltd. (a) (b)	8,544	82,193
Amkor Technology, Inc. (b)	47,264	290,437
Anadigics, Inc. (a) (b)	35,789	84,820
Applied Micro Circuits Corp. (b)	32,651	226,598
ATMI, Inc. (b)	16,612	387,060
Axcelis Technologies, Inc. (b)	57,588	99,051
AXT, Inc. (a) (b)	17,139	108,833
Brooks Automation, Inc. (b)	36,289	447,443
Cabot Microelectronics Corp. (b)	12,507	486,272
Cavium, Inc. (a) (b)	25,183	779,162
CEVA, Inc. (a) (b)	13,754	312,353
Cirrus Logic, Inc. (a) (b)	34,194	813,817
Cohu, Inc. (a)	11,848	134,712
Cymer, Inc. (b)	16,143	807,150
Diodes, Inc. (a) (b)	18,315	424,542
DSP Group, Inc. (b)	13,388	89,164
Entegris, Inc. (b)	70,530	658,750
Entropic Communications, Inc. (b)	44,392	258,805
Exar Corp. (b) (c)	20,123	169,033
FEI Co. (b)	20,566	1,009,996
FormFactor, Inc. (b) (c)	27,182	151,676
FSI International, Inc. (b)	22,589	110,460
GT Advanced Technologies, Inc. (a) (b)	65,230	539,452
Hittite Microwave Corp. (b)	16,199	879,768
Inphi Corp. (a) (b)	10,631	150,748
Integrated Device Technology, Inc. (b)	82,802	592,034
Integrated Silicon Solution, Inc. (b)	14,137	157,769
IXYS Corp. (a) (b)	13,771	181,777
Kopin Corp. (a) (b)	34,528	140,529
Kulicke & Soffa Industries, Inc. (b)	38,887	483,365
Lattice Semiconductor Corp. (b)	61,578	395,947
LTX-Credence Corp. (b)	26,473	190,341
Micrel, Inc. (a)	25,489	261,517
Microsemi Corp. (b)	44,604	956,310
Mindspeed Technologies, Inc. (a) (b)	17,338	110,443
MIPS Technologies, Inc. (a) (b)	25,612	139,329
MKS Instruments, Inc. (a) (b)	27,174	802,448
Monolithic Power Systems, Inc. (b)	16,249	319,618
Nanometrics, Inc. (b)	9,834	182,027
NVE Corp. (b)	2,605	138,065
OmniVision Technologies, Inc. (b)	26,397	527,940
PDF Solutions, Inc. (b)	13,439	113,291
Pericom Semiconductor Corp. (a) (b)	14,116	114,199
Photronics, Inc. (a) (b)	30,362	201,907
PLX Technology, Inc. (a) (b)	23,066	92,725
Power Integrations, Inc. (a)	14,941	554,610
Rambus, Inc. (b)	50,877	328,157
RF Micro Devices, Inc. (b)	144,045	717,344

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rubicon Technology, Inc. (a) (b)	9,248	$96,457
Rudolph Technologies, Inc. (a) (b)	18,288	203,180
Semtech Corp. (b)	34,355	977,743
Sigma Designs, Inc. (b)	17,366	89,956
Silicon Image, Inc. (b)	41,704	245,220
Spansion, Inc. (b)	26,069	317,521
Standard Microsystems Corp. (b)	11,905	307,982
Supertex, Inc. (b)	7,844	141,741
Tessera Technologies, Inc. (b)	27,229	469,700
TriQuint Semiconductor, Inc. (a) (b) (c)	83,251	574,016
Ultra Clean Holdings (a) (b)	13,300	100,282
Ultratech, Inc. (b)	13,618	394,650
Veeco Instruments, Inc. (a) (b)	21,485	614,471
Volterra Semiconductor Corp. (b)	12,513	430,635

		22,463,646

Software—4.3%
ACI Worldwide, Inc. (b)	21,028	846,790
Actuate Corp. (b)	24,071	151,166
Advent Software, Inc. (b)	16,892	432,435
American Software, Inc. (a)	12,761	109,489
Aspen Technology, Inc. (b)	43,838	899,994
Blackbaud, Inc. (a)	24,124	801,641
Bottomline Technologies, Inc. (b)	19,170	535,610
BroadSoft, Inc. (a) (b)	11,682	446,837
Callidus Software, Inc. (b)	15,535	121,328
CommVault Systems, Inc. (b)	22,894	1,136,458
Concur Technologies, Inc. (a) (b)	23,339	1,339,192
Convio, Inc. (a) (b)	7,025	108,677
Deltek, Inc. (a) (b)	10,644	113,465
Digimarc Corp. (b)	3,740	104,496
Ebix, Inc. (a) (b)	16,296	377,415
EPIQ Systems, Inc. (a) (b)	17,942	217,098
Fair Isaac Corp.	18,943	831,598
Glu Mobile, Inc. (a) (b)	27,404	132,909
Guidance Software, Inc. (a) (b)	7,388	81,637
Guidewire Software, Inc. (b)	5,857	180,278
Imperva, Inc. (a) (b)	4,044	158,323
Interactive Intelligence Group (b)	6,803	207,560
Jack Henry & Associates, Inc.	45,406	1,549,253
JDA Software Group, Inc. (b)	23,538	646,824
Jive Software, Inc. (b)	9,541	259,114
Kenexa Corp. (a) (b)	13,904	434,361
Manhattan Associates, Inc. (b)	10,927	519,360
Mentor Graphics Corp. (b)	49,891	741,380
MicroStrategy, Inc. (b)	4,507	630,980
Monotype Imaging Holdings, Inc. (b)	18,530	276,097
Netscout Systems, Inc. (b)	19,351	393,599
NetSuite, Inc. (a) (b)	15,001	754,400
Opnet Technologies, Inc. (a)	7,388	214,252
Parametric Technology Corp. (b)	62,200	1,737,868
Pegasystems, Inc. (a)	8,261	315,240
Progress Software Corp. (b)	32,680	771,902
PROS Holdings, Inc. (b)	11,234	210,076
QLIK Technologies, Inc. (b)	36,470	1,167,040
Quest Software, Inc. (b)	30,202	702,801
RealD, Inc. (a) (b)	20,120	271,620
RealPage, Inc. (b)	15,709	301,142
SolarWinds, Inc. (b)	29,521	1,140,987

MSF-190

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Sourcefire, Inc. (a) (b)	14,769	$710,832
SS&C Technologies Holdings, Inc. (b)	13,065	304,806
Synchronoss Technologies, Inc. (a) (b)	13,691	437,017
Take-Two Interactive Software, Inc. (b)	37,813	581,753
Taleo Corp. (b)	21,345	980,376
Tangoe, Inc. (b)	5,903	111,035
TiVo, Inc. (b)	63,638	763,020
Tyler Technologies, Inc. (a) (b)	15,257	586,021
Ultimate Software Group, Inc. (a) (b)	13,284	973,452
VASCO Data Security International, Inc. (a) (b)	15,031	162,184
Verint Systems, Inc. (b)	10,973	355,415
VirnetX Holding Corp. (a) (b)	21,091	504,708
Wave Systems Corp. (a) (b)	43,470	80,854
Websense, Inc. (b)	19,110	403,030

		29,327,195

Specialty Retail—3.6%
Aeropostale, Inc. (b)	41,826	904,278
America’s Car-Mart, Inc. (a) (b)	5,173	227,509
ANN, Inc. (a) (b)	25,503	730,406
Asbury Automotive Group, Inc. (b)	16,056	433,512
Ascena Retail Group, Inc. (b)	33,362	1,478,604
Barnes & Noble, Inc. (a)	15,046	199,359
Bebe Stores, Inc.	19,159	176,838
Big 5 Sporting Goods Corp.	12,258	96,103
Body Central Corp. (b)	6,092	176,790
Brown Shoe Co., Inc. (a)	23,566	217,514
Cabela’s, Inc. (b)	22,655	864,288
Casual Male Retail Group, Inc. (b)	24,197	81,302
Charming Shoppes, Inc. (a) (b)	64,753	382,043
Citi Trends, Inc. (b)	8,551	97,994
Collective Brands, Inc. (a) (b) (c)	31,571	620,686
Conn’s, Inc. (b)	8,800	135,080
Cost Plus, Inc. (a) (b)	9,840	176,136
Destination Maternity Corp. (a)	5,886	109,303
Express, Inc. (b)	28,630	715,177
Francesca’s Holdings Corp. (b)	5,677	179,450
Genesco, Inc. (b)	12,817	918,338
GNC Holdings, Inc. (b)	11,837	412,993
Group 1 Automotive, Inc. (a)	11,976	672,692
Haverty Furniture Cos., Inc. (b)	10,391	115,340
hhgregg, Inc. (a) (b)	10,398	118,329
Hibbett Sports, Inc. (a) (b)	14,149	771,828
HOT Topic, Inc.	24,702	250,725
JOS A. Bank Clothiers, Inc. (a) (b)	14,680	740,019
Kirkland’s, Inc. (b)	9,307	150,587
Lithia Motors, Inc. (a) (b)	11,200	293,440
Lumber Liquidators Holdings, Inc. (a) (b)	12,132	304,635
MarineMax, Inc. (b)	12,696	104,488
Mattress Firm Holding Corp. (a) (b)	4,304	163,122
Monro Muffler Brake, Inc. (a)	16,141	669,690
Office Depot, Inc. (b)	143,820	496,179
OfficeMax, Inc. (a) (b)	45,653	261,135
Penske Automotive Group, Inc. (a)	24,131	594,347
PEP Boys-Manny, Moe & Jack (a)	28,658	427,577
Pier 1 Imports, Inc. (b)	51,416	934,743
Rent-A-Center, Inc.	31,121	1,174,818
Rue21, Inc. (b)	8,039	235,864
Select Comfort Corp. (b)	29,844	966,647

Security Description	Shares	Value

Specialty Retail—(Continued)
Shoe Carnival, Inc. (a) (b)	5,485	$176,727
Sonic Automotive, Inc. (a) (b)	22,059	395,077
Stage Stores, Inc.	16,362	265,719
Stein Mart, Inc. (b)	15,504	102,326
Systemax, Inc. (a) (b)	6,631	111,799
Talbots, Inc. (a) (b)	38,055	115,307
Teavana Holdings, Inc. (a) (b)	4,295	84,697
The Buckle, Inc. (a)	13,965	668,923
The Cato Corp. (a)	15,629	431,986
The Children’s Place Retail Stores, Inc. (a) (b)	13,647	705,140
The Finish Line, Inc. (Class A)	27,561	584,844
The Men’s Wearhouse, Inc.	27,919	1,082,420
The Wet Seal, Inc. (b)	55,470	191,371
Vitamin Shoppe, Inc. (b)	12,857	568,408
West Marine, Inc. (a) (b)	8,963	107,377
Zumiez, Inc. (a) (b)	11,433	412,846

		24,784,875

Textiles, Apparel & Luxury Goods—1.6%
Carter’s, Inc. (b)	25,739	1,281,030
Columbia Sportswear Co. (a)	6,412	304,249
CROCS, Inc. (b)	48,032	1,004,829
G-III Apparel Group, Ltd. (a) (b)	8,006	227,531
Iconix Brand Group, Inc. (a) (b)	39,147	680,375
Liz Claiborne, Inc. (b)	47,787	638,434
Maidenform Brands, Inc. (b)	12,548	282,456
Movado Group, Inc.	10,013	245,819
Oxford Industries, Inc. (a)	7,682	390,399
Perry Ellis International, Inc. (b)	7,288	136,067
Quiksilver, Inc. (a) (b)	66,625	269,165
Skechers U.S.A., Inc. (a) (b)	22,469	285,806
Steven Madden, Ltd. (b)	19,593	837,601
The Jones Group, Inc.	41,279	518,464
The Warnaco Group, Inc. (b)	21,450	1,252,680
True Religion Apparel, Inc. (b)	13,933	381,764
Unifi, Inc. (b)	7,892	76,221
UniFirst Corp.	7,601	467,842
Vera Bradley, Inc. (a) (b)	10,263	309,840
Weyco Group, Inc. (a)	4,154	98,450
Wolverine World Wide, Inc.	26,795	996,238

		10,685,260

Thrifts & Mortgage Finance—1.1%
Apollo Residential Mortgage, Inc.	6,340	116,529
Astoria Financial Corp. (a)	45,199	445,662
Bank Mutual Corp. (a)	27,281	110,215
BankFinancial Corp.	12,038	79,668
Beneficial Mutual Bancorp, Inc. (b)	18,913	165,300
Berkshire Hill Bancorp, Inc. (a)	10,709	245,450
Bofi Holding, Inc. (b)	4,567	78,004
Brookline Bancorp, Inc.	37,158	348,170
Dime Community Bancshares	15,501	226,470
Doral Financial Corp. (a) (b)	72,249	111,263
ESB Financial Corp.	6,457	93,110
Federal Agricultural Mortage Corp.	5,480	124,396
First Defiance Financial Corp.	5,038	84,941
First Financial Holdings, Inc. (a)	9,523	104,753
Flagstar Bancorp, Inc. (b)	113,084	104,037

MSF-191

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Flushing Financial Corp.	17,365	$233,733
Fox Chase Bancorp, Inc. (a)	7,539	98,007
Franklin Financial Corp. (a) (b)	7,196	96,642
Home Federal Bancorp, Inc. (a)	10,146	102,779
Home Loan Servicing Solutions, Ltd.	9,816	136,815
MGIC Investment Corp. (a) (b)	96,039	476,353
Northwest Bancshares, Inc.	50,738	644,373
OceanFirst Financial Corp.	6,649	94,682
Ocwen Financial Corp. (b)	50,839	794,614
Oritani Financial Corp. (a)	22,487	330,109
Provident Financial Services, Inc. (a)	31,811	462,214
Provident New York Bancorp (a)	20,537	173,743
Radian Group, Inc. (a)	72,637	315,971
Rockville Financial, Inc.	15,288	178,105
Territorial Bancorp, Inc. (a)	7,186	149,541
TrustCo Bank Corp.	49,973	285,346
United Financial Bancorp, Inc. (a)	9,478	149,942
ViewPoint Financial Group (a)	18,051	277,624
Westfield Financial, Inc. (a)	15,381	121,664
WSFS Financial Corp. (a)	3,209	131,569

		7,691,794

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	51,865	195,531
Star Scientific, Inc. (a) (b)	54,106	177,468
Universal Corp. (a)	12,065	562,229
Vector Group, Ltd.	24,893	441,104

		1,376,332

Trading Companies & Distributors—1.2%
Aceto Corp.	12,038	114,241
Aircastle, Ltd. (a)	30,075	368,118
Applied Industrial Technologies, Inc. (a)	22,003	904,983
Beacon Roofing Supply, Inc. (a) (b)	24,991	643,768
CAI International, Inc. (b)	5,966	108,462
DXP Enterprises, Inc. (b)	4,456	193,791
H&E Equipment Services, Inc. (a) (b)	14,207	268,797
Houston Wire & Cable Co. (a)	10,450	145,151
Interline Brands, Inc. (a) (b)	14,798	319,785
Kaman Corp. (a)	14,024	476,115
RSC Holdings, Inc. (b)	35,104	792,999
Rush Enterprises, Inc. (a) (b)	17,833	378,416
SeaCube Container Leasing, Ltd.	6,223	107,036
TAL International Group, Inc.	11,748	431,269
Textainer Group Holdings, Ltd. (a)	5,684	192,688
Titan Machinery, Inc. (a) (b)	7,971	224,782
United Rentals, Inc. (a) (b)	32,507	1,394,225
Watsco, Inc.	14,680	1,086,907

		8,151,533

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (b)	11,661	188,908

Water Utilities—0.2%
American States Water Co. (a)	9,894	357,569

Security Description	Shares/Par Amount	Value

Water Utilities—(Continued)
Artesian Resources Corp. (a)	4,110	$77,227
California Water Service Group (a)	20,221	368,225
Connecticut Water Service, Inc. (a)	4,800	135,792
Middlesex Water Co.	7,497	141,618
SJW Corp. (a)	7,394	178,343
York Water Co. (a)	6,695	115,824

		1,374,598

Wireless Telecommunication Services—0.1%
Leap Wireless International, Inc. (a) (b)	31,644	276,252
NTELOS Holdings Corp. (a)	7,785	161,150
Pendrell Corp. (b)	78,328	204,436
Shenandoah Telecommunications Co. (a)	12,542	139,843
USA Mobility, Inc.	11,723	163,301

		944,982

Total Common Stock (Identified Cost $553,456,156)		637,216,959

Mutual Funds—3.9%

Exchange Traded Funds—3.9%
iShares Russell 2000 Index Fund (a)	323,000	26,760,550

Total Mutual Funds (Identified Cost $25,215,089)		26,760,550

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (b)	5,769	0

Total Warrants (Identified Cost $0)		0

Short Term Investments—31.1%

Discount Notes—0.3%
Federal Home Loan Bank 0.060%, 04/09/12	$1,900,000	1,899,977
Federal Home Loan Mortgage Corp. 0.063%, 05/09/12	300,000	299,984

		2,199,961

Mutual Funds—28.9%
State Street Navigator Securities Lending Prime Portfolio (d)	196,124,908	196,124,908

U.S. Treasury—1.9%
U.S. Treasury Bills 0.038%, 04/19/12	475,000	474,986
0.038%, 05/03/12	5,025,000	5,024,794

MSF-192

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short Term Investments—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.048%, 05/24/12	$4,925,000	$4,924,559
0.058%, 06/07/12	2,875,000	2,874,794

		13,299,133

Total Short Term Investments (Identified Cost $211,624,002)		211,624,002

Total Investments—128.8% (Identified Cost $790,295,247) (e)		875,601,511
Liabilities in excess of other assets		(196,047,907)

Net Assets—100.0%		$679,553,604

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $190,220,914 and the collateral received consisted of cash in the amount of $196,124,908 and non-cash collateral with a value of $74,296. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $2,323,351.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $791,634,123. The aggregate unrealized appreciation and depreciation of investments was $157,812,580 and $(73,845,192), respectively, resulting in net unrealized appreciation of $83,967,388 for federal income tax purposes.

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Net Unrealized Appreciation
Russell 2000 Mini Index Futures	ICE Futures U.S.	6/15/2012	181	$14,169,205	$14,981,370	$812,165

MSF-193

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$637,216,959	$—	$—	$637,216,959
Total Mutual Funds*	26,760,550	—	—	26,760,550
Total Warrants*	—	—	—	—
Short Term Investments
Discount Notes	—	2,199,961	—	2,199,961
Mutual Funds	196,124,908	—	—	196,124,908
U.S. Treasury	—	13,299,133	—	13,299,133
Total Short Term Investments	196,124,908	15,499,094	—	211,624,002
Total Investments	$860,102,417	$15,499,094	$—	$875,601,511

Futures Contracts**
Futures Contracts (Net Unrealized Appreciation)	$812,165	$—	$—	$812,165

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-194

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Precision Castparts Corp.	130,400	$22,546,160
The Boeing Co.	126,800	9,430,116

		31,976,276

Air Freight & Logistics—2.8%
Expeditors International of Washington, Inc.	102,800	4,781,228
FedEx Corp.	225,600	20,746,176
United Parcel Service, Inc.	158,900	12,826,408

		38,353,812

Auto Components—0.3%
Johnson Controls, Inc.	135,900	4,414,032

Automobiles—0.4%
Harley-Davidson, Inc.	111,900	5,492,052

Beverages—0.4%
Monster Beverage Corp. (a)	86,200	5,352,158

Biotechnology—2.5%
Alexion Pharmaceuticals, Inc. (a)	79,040	7,339,654
Biogen Idec, Inc. (a)	62,900	7,923,513
Celgene Corp. (a)	84,317	6,536,254
Gilead Sciences, Inc. (a)	140,800	6,878,080
Human Genome Sciences, Inc. (a) (b)	242,800	2,000,672
Regeneron Pharmaceuticals, Inc. (a) (b)	22,500	2,623,950

		33,302,123

Capital Markets—1.7%
Franklin Resources, Inc.	103,800	12,874,314
Invesco, Ltd.	401,400	10,705,338

		23,579,652

Chemicals—3.0%
Air Products & Chemicals, Inc.	19,400	1,780,920
Potash Corp. of Saskatchewan, Inc.	51,000	2,330,190
Praxair, Inc.	251,300	28,809,032
The Sherwin-Williams Co.	73,700	8,008,979

		40,929,121

Commercial Banks—0.4%
U.S. Bancorp	168,600	5,341,248

Communications Equipment—4.0%
Juniper Networks, Inc. (a)	621,600	14,222,208
QUALCOMM, Inc.	587,500	39,961,750

		54,183,958

Computers & Peripherals—12.9%
Apple, Inc. (a)	255,200	152,984,744
EMC Corp. (a)	340,100	10,162,188
NetApp, Inc. (a)	155,200	6,948,304
SanDisk Corp. (a)	99,700	4,944,123

		175,039,359

Security Description	Shares	Value

Construction & Engineering—0.2%
Fluor Corp.	38,000	$2,281,520

Consumer Finance—1.3%
American Express Co.	309,000	17,878,740

Diversified Financial Services—0.5%
IntercontinentalExchange, Inc. (a)	44,900	6,170,158

Electrical Equipment—0.7%
Babcock & Wilcox Co. (a)	129,050	3,323,037
Roper Industries, Inc. (b)	66,100	6,554,476

		9,877,513

Electronic Equipment, Instruments & Components—0.5%
Trimble Navigation, Ltd. (a) (b)	127,480	6,937,462

Energy Equipment & Services—2.8%
Cameron International Corp. (a)	148,200	7,829,406
FMC Technologies, Inc. (a) (b)	251,100	12,660,462
McDermott International, Inc. (a)	263,800	3,379,278
Schlumberger, Ltd.	198,500	13,881,105

		37,750,251

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	108,600	9,860,880
CVS Caremark Corp.	204,300	9,152,640
Whole Foods Market, Inc.	60,200	5,008,640

		24,022,160

Health Care Equipment & Supplies—1.3%
Baxter International, Inc.	65,300	3,903,634
Covidien plc	27,300	1,492,764
Edwards Lifesciences Corp. (a)	68,100	4,952,913
Stryker Corp.	119,000	6,602,120

		16,951,431

Health Care Providers & Services—1.9%
Express Scripts Holding Co. (a) (b)	209,800	11,366,964
McKesson Corp.	161,800	14,201,186

		25,568,150

Hotels, Restaurants & Leisure—7.0%
Carnival plc (GBP) (a)	172,112	5,503,633
Chipotle Mexican Grill, Inc. (a) (b)	29,200	12,205,600
Ctrip.com International, Ltd. (ADR) (b)	127,100	2,750,444
Las Vegas Sands Corp. (a)	245,100	14,110,407
Marriott International, Inc. (b)	317,660	12,023,431
MGM Resorts International (a) (b)	156,000	2,124,720
Starbucks Corp.	462,600	25,854,714
Starwood Hotels & Resorts Worldwide, Inc.	156,600	8,833,806
Yum! Brands, Inc.	157,000	11,175,260

		94,582,015

Household Durables—0.6%
D.R. Horton, Inc. (b)	167,100	2,534,907
Lennar Corp. (Class A)	110,500	3,003,390

MSF-195

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
NVR, Inc. (a)	3,200	$2,324,256

		7,862,553

Internet & Catalog Retail—6.9%
Amazon.com, Inc. (a)	202,235	40,954,610
Groupon, Inc. (a) (b)	85,208	1,566,123
Groupon, Inc. (Private Placement) (a) (d)	258,208	4,588,356
Liberty Interactive Corp. (Series A) (a)	239,800	4,577,782
priceline.com, Inc. (a)	58,130	41,708,275

		93,395,146

Internet Software & Services—10.3%
Akamai Technologies, Inc. (a)	200,100	7,343,670
Baidu, Inc. (ADR) (a)	202,300	29,489,271
eBay, Inc. (a)	482,100	17,784,669
Facebook, Inc. (Class A) (Private Placement) (a) (d)	89,484	2,787,167
Facebook, Inc. (Class B) (Private Placement) (a) (d)	158,942	4,950,582
Google, Inc. (Class A) (a)	84,200	53,992,408
LinkedIn Corp. (a)	93,390	9,524,846
Tencent Holdings, Ltd. (HKD)	409,177	11,415,925
Twitter, Inc. (Private Placement) (a) (d)	53,577	857,232
Zynga, Inc. (Private Placement) (a) (d)	156,234	1,951,363

		140,097,133

IT Services—6.0%
Accenture plc	233,100	15,034,950
MasterCard, Inc.	87,100	36,629,034
Teradata Corp. (a)	119,514	8,144,879
Visa, Inc. (Class A)	177,300	20,921,400

		80,730,263

Machinery—4.2%
Caterpillar, Inc.	34,100	3,632,332
Cummins, Inc.	61,300	7,358,452
Danaher Corp.	695,900	38,970,400
Deere & Co.	64,900	5,250,410
Joy Global, Inc.	31,100	2,285,850

		57,497,444

Media—1.0%
Discovery Communications, Inc. (a)	61,100	3,091,660
The Walt Disney Co.	244,046	10,684,334

		13,775,994

Oil, Gas & Consumable Fuels—3.0%
Cimarex Energy Co. (b)	35,700	2,694,279
Continental Resources, Inc. (a) (b)	73,400	6,299,188
EOG Resources, Inc.	120,300	13,365,330
Occidental Petroleum Corp.	132,600	12,627,498
The Williams Cos., Inc.	199,300	6,140,433

		41,126,728

Security Description	Shares	Value

Pharmaceuticals—0.8%
Allergan, Inc.	51,900	$4,952,817
Valeant Pharmaceuticals International, Inc. (a)	119,000	6,389,110

		11,341,927

Real Estate Investment Trusts—1.9%
American Tower Corp.	409,000	25,775,180

Road & Rail—1.8%
J.B. Hunt Transport Services, Inc.	105,300	5,725,161
Kansas City Southern (a)	97,200	6,968,268
Union Pacific Corp.	113,300	12,177,484

		24,870,913

Semiconductors & Semiconductor Equipment—0.8%
Broadcom Corp.	290,716	11,425,139

Software—3.0%
Autodesk, Inc. (a)	144,200	6,102,544
Check Point Software Technologies, Ltd. (a) (b)	86,700	5,534,928
Informatica Corp. (a) (b)	117,400	6,210,460
Nuance Communications, Inc. (a) (b)	249,400	6,379,652
Red Hat, Inc. (a)	147,400	8,827,786
Salesforce.com, Inc. (a) (b)	51,800	8,003,618

		41,058,988

Specialty Retail—2.2%
AutoZone, Inc. (a)	19,750	7,343,050
CarMax, Inc. (a) (b)	245,200	8,496,180
Lowe’s Cos., Inc.	108,100	3,392,178
Ross Stores, Inc.	128,800	7,483,280
The Home Depot, Inc.	60,200	3,028,662

		29,743,350

Textiles, Apparel & Luxury Goods—3.5%
Coach, Inc.	66,858	5,166,786
Fossil, Inc. (a) (b)	58,953	7,780,617
Michael Kors Holdings, Ltd. (a)	77,950	3,631,691
Nike, Inc.	150,500	16,320,220
Prada S.p.A. (HKD) (a)	922,000	5,998,656
Ralph Lauren Corp.	48,000	8,367,840

		47,265,810

Trading Companies & Distributors—1.9%
Fastenal Co. (b)	388,900	21,039,490
W.W. Grainger, Inc.	24,800	5,327,288

		26,366,778

Wireless Telecommunication Services—2.3%
Crown Castle International Corp. (a)	583,678	31,133,385

Total Common Stock (Identified Cost $980,588,695)		1,343,449,922

MSF-196

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Preferred Stock—0.2%

Security Description	Shares	Value

Internet Software & Services—0.2%
Living Social (Class F) (Private Placement) (a) (d)	101,591	$541,277
Twitter, Inc. (Series A) (Private Placement) (a) (d)	139	2,224
Twitter, Inc. (Series B) (Private Placement) (a) (d)	2,171	34,736
Twitter, Inc. (Series C) (Private Placement) (a) (d)	558	8,928
Twitter, Inc. (Series D) (Private Placement) (a) (d)	20,565	329,040
Twitter, Inc. (Series G2) (Private Placement) (a) (d)	85,204	1,363,264

Total Convertible Preferred Stock (Identified Cost $2,529,599)		2,279,469

Short Term Investments—7.4%

Mutual Funds—7.4%
State Street Navigator Securities Lending Prime Portfolio (e)	91,562,536	91,562,536
T. Rowe Price Reserve Investment Fund (c)	9,183,082	9,183,082

Total Short Term Investments (Identified Cost $100,745,618)		100,745,618

Total Investments—106.6% (Identified Cost $1,083,863,912) (f)		1,446,475,009
Liabilities in excess of other assets		(89,952,010)

Net Assets—100.0%		$1,356,522,999

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $94,899,697 and the collateral received consisted of cash in the amount of $91,562,536 and non-cash collateral with a value of $5,119,254. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Affiliated Issuer. See below.
(d)	Security was valued in good faith under procedures approved by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,083,863,912. The aggregate unrealized appreciation and depreciation of investments was $384,198,030 and $(21,586,933), respectively, resulting in net unrealized appreciation of $362,611,097 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Income For Period Ended March 31, 2012
T. Rowe Price Reserve Investment Fund	28,757,200	54,568,145	74,142,263	9,183,082	$3,079

MSF-197

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$31,976,276	$—	$—	$31,976,276
Air Freight & Logistics	38,353,812	—	—	38,353,812
Auto Components	4,414,032	—	—	4,414,032
Automobiles	5,492,052	—	—	5,492,052
Beverages	5,352,158	—	—	5,352,158
Biotechnology	33,302,123	—	—	33,302,123
Capital Markets	23,579,652	—	—	23,579,652
Chemicals	40,929,121	—	—	40,929,121
Commercial Banks	5,341,248	—	—	5,341,248
Communications Equipment	54,183,958	—	—	54,183,958
Computers & Peripherals	175,039,359	—	—	175,039,359
Construction & Engineering	2,281,520	—	—	2,281,520
Consumer Finance	17,878,740	—	—	17,878,740
Diversified Financial Services	6,170,158	—	—	6,170,158
Electrical Equipment	9,877,513	—	—	9,877,513
Electronic Equipment, Instruments & Components	6,937,462	—	—	6,937,462
Energy Equipment & Services	37,750,251	—	—	37,750,251
Food & Staples Retailing	24,022,160	—	—	24,022,160
Health Care Equipment & Supplies	16,951,431	—	—	16,951,431
Health Care Providers & Services	25,568,150	—	—	25,568,150
Hotels, Restaurants & Leisure	89,078,382	5,503,633	—	94,582,015
Household Durables	7,862,553	—	—	7,862,553
Internet & Catalog Retail	88,806,790	4,588,356	—	93,395,146
Internet Software & Services	118,134,864	13,367,288	8,594,981	140,097,133
IT Services	80,730,263	—	—	80,730,263
Machinery	57,497,444	—	—	57,497,444
Media	13,775,994	—	—	13,775,994
Oil, Gas & Consumable Fuels	41,126,728	—	—	41,126,728
Pharmaceuticals	11,341,927	—	—	11,341,927
Real Estate Investment Trusts	25,775,180	—	—	25,775,180
Road & Rail	24,870,913	—	—	24,870,913
Semiconductors & Semiconductor Equipment	11,425,139	—	—	11,425,139
Software	41,058,988	—	—	41,058,988
Specialty Retail	29,743,350	—	—	29,743,350
Textiles, Apparel & Luxury Goods	41,267,154	5,998,656	—	47,265,810
Trading Companies & Distributors	26,366,778	—	—	26,366,778
Wireless Telecommunication Services	31,133,385	—	—	31,133,385
Total Common Stock	1,305,397,008	29,457,933	8,594,981	1,343,449,922
Total Convertible Preferred Stock*	—	—	2,279,469	2,279,469
Total Short Term Investments*	100,745,618	—	—	100,745,618
Total Investments	$1,406,142,626	$29,457,933	$10,874,450	$1,446,475,009

*	See Schedule of Investments for additional detailed categorizations.

MSF-198

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Total
Balance as of December 31, 2011	$8,487,828	$2,302,153	$10,789,981
Transfers Into Level 3	0	0	0
Transfers Out of Level 3	0	0	0
Accrued discounts/premiums	0	0	0
Realized Gain	0	0	0
Change in unrealized appreciation (depreciation)	107,153	(22,684)	84,469
Security Purchases	0	0	0
Security Sales	0	0	0

Balance as of March 31, 2012	$8,594,981	$2,279,469	$10,874,450

The change in unrealized appreciation on investments held at March 31, 2012 was $84,469.

MSF-199

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Esterline Technologies Corp. (a)	39,200	$2,801,232
GenCorp, Inc. (a) (b)	73,900	524,690
Heico Corp. (Class A) (b)	66,868	2,684,750
Hexcel Corp. (a)	76,700	1,841,567
Teledyne Technologies, Inc. (a)	21,100	1,330,355
TransDigm Group, Inc. (a)	48,800	5,649,088
Triumph Group, Inc. (b)	39,700	2,487,602

		17,319,284

Air Freight & Logistics—0.5%
HUB Group, Inc. (a) (b)	30,600	1,102,518
UTi Worldwide, Inc.	93,500	1,611,005

		2,713,523

Airlines—0.1%
Allegiant Travel Co. (a) (b)	6,700	365,150

Auto Components—1.0%
Dana Holding Corp. (a) (b)	107,200	1,661,600
Gentex Corp. (b)	41,900	1,026,550
Tenneco, Inc. (a) (b)	66,300	2,463,045
TRW Automotive Holdings Corp. (a)	16,600	771,070

		5,922,265

Beverages—0.7%
Boston Beer Co., Inc. (a) (b)	41,987	4,483,792

Biotechnology—7.3%
Acorda Therapeutics, Inc. (a) (b)	37,700	1,000,935
Alexion Pharmaceuticals, Inc. (a)	44,800	4,160,128
Alkermes plc (a) (b)	129,600	2,404,080
Alnylam Pharmaceuticals, Inc. (a) (b)	22,800	252,396
AMAG Pharmaceuticals, Inc. (a)	19,900	317,007
Ariad Pharmaceuticals, Inc. (a) (b)	80,500	1,283,975
Arqule, Inc. (a) (b)	52,200	365,922
BioMarin Pharmaceutical, Inc. (a) (b)	88,300	3,024,275
Cepheid, Inc. (a) (b)	80,200	3,354,766
Cubist Pharmaceuticals, Inc. (a) (b)	84,100	3,637,325
Dendreon Corp. (a) (b)	29,300	312,191
Exelixis, Inc. (a) (b)	224,200	1,161,356
Halozyme Therapeutics, Inc. (a) (b)	62,300	794,948
Human Genome Sciences, Inc. (a) (b)	92,800	764,672
Idenix Pharmaceuticals, Inc. (a) (b)	70,900	694,111
Incyte Corp., Ltd. (a) (b)	229,300	4,425,490
InterMune, Inc. (a) (b)	59,500	872,865
Lexicon Pharmaceuticals, Inc. (a) (b)	73,100	135,966
Momenta Pharmaceuticals, Inc. (a) (b)	30,900	473,388
NPS Pharmaceuticals, Inc. (a) (b)	41,500	283,860
Onyx Pharmaceuticals, Inc. (a)	55,800	2,102,544
Pharmacyclics, Inc. (a) (b)	48,100	1,335,256
Regeneron Pharmaceuticals, Inc. (a) (b)	54,100	6,309,142
Rigel Pharmaceuticals, Inc. (a) (b)	41,400	333,270
Savient Pharmaceuticals, Inc. (a) (b)	44,800	97,664
Seattle Genetics, Inc. (a) (b)	63,500	1,294,130
Theravance, Inc. (a) (b)	66,000	1,287,000
United Therapeutics Corp. (a)	49,000	2,309,370

		44,788,032

Security Description	Shares	Value

Capital Markets—0.9%
Affiliated Managers Group, Inc. (a)	18,749	$2,096,326
Cohen & Steers, Inc. (b)	10,100	322,190
E*TRADE Financial Corp. (a)	159,160	1,742,802
Stifel Financial Corp. (a) (b)	39,750	1,504,140

		5,665,458

Chemicals—2.7%
Intrepid Potash, Inc. (a) (b)	38,100	926,973
Koppers Holdings, Inc. (b)	25,100	967,856
NewMarket Corp. (b)	12,200	2,286,280
Rockwood Holdings, Inc. (a)	91,400	4,766,510
Senomyx, Inc. (a) (b)	51,000	139,740
Stepan Co. (b)	22,000	1,931,600
W.R. Grace & Co. (a)	92,600	5,352,280

		16,371,239

Commercial Banks—1.2%
Signature Bank (a) (b)	47,600	3,000,704
SVB Financial Group (a) (b)	39,600	2,547,864
Texas Capital Bancshares, Inc. (a) (b)	57,000	1,973,340

		7,521,908

Commercial Services & Supplies—2.6%
ACCO Brands Corp. (a) (b)	51,800	642,838
Cenveo, Inc. (a) (b)	82,500	278,850
Clean Harbors, Inc. (a)	104,200	7,015,786
Rollins, Inc. (b)	74,550	1,586,424
Team, Inc. (a) (b)	41,500	1,284,425
The Brink’s Co.	20,700	494,109
U.S. Ecology, Inc. (b)	31,200	678,288
Waste Connections, Inc.	114,700	3,731,191

		15,711,911

Communications Equipment—2.1%
Acme Packet, Inc. (a) (b)	31,700	872,384
ADTRAN, Inc. (b)	55,100	1,718,569
Aruba Networks, Inc. (a) (b)	96,700	2,154,476
JDS Uniphase Corp. (a)	172,000	2,492,280
Plantronics, Inc. (b)	63,100	2,540,406
Polycom, Inc. (a) (b)	118,286	2,255,714
Riverbed Technology, Inc. (a) (b)	30,000	842,400

		12,876,229

Computers & Peripherals—0.4%
Synaptics, Inc. (a) (b)	60,300	2,201,553

Construction & Engineering—0.1%
MYR Group, Inc. (a) (b)	19,100	341,126

Consumer Finance—0.4%
World Acceptance Corp. (a) (b)	34,700	2,125,375

Containers & Packaging—0.3%
Rock-Tenn Co.	29,900	2,020,044

Distributors—0.5%
LKQ Corp. (a)	29,400	916,398

MSF-200

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Distributors—(Continued)
Pool Corp. (b)	47,600	$1,781,192

		2,697,590

Diversified Consumer Services—1.4%
American Public Education, Inc. (a) (b)	74,300	2,823,400
Sotheby’s (b)	61,100	2,403,674
Steiner Leisure, Ltd. (a) (b)	29,000	1,416,070
Weight Watchers International, Inc. (b)	27,459	2,119,560

		8,762,704

Diversified Financial Services—0.9%
MSCI, Inc. (a) (b)	44,378	1,633,554
NewStar Financial, Inc. (a) (b)	126,000	1,401,120
Portfolio Recovery Associates, Inc. (a) (b)	33,000	2,366,760

		5,401,434

Diversified Telecommunication Services—0.7%
Premiere Global Services, Inc. (a) (b)	59,000	533,360
tw telecom, inc. (a)	166,800	3,696,288

		4,229,648

Electrical Equipment—1.1%
Acuity Brands, Inc. (b)	62,500	3,926,875
General Cable Corp. (a) (b)	22,400	651,392
II-VI, Inc. (a) (b)	96,900	2,291,685

		6,869,952

Electronic Equipment, Instruments & Components—1.4%
Anixter International, Inc. (a) (b)	47,000	3,408,910
Coherent, Inc. (a) (b)	35,900	2,094,047
Dolby Laboratories, Inc. (Class A) (a)	5,800	220,748
Itron, Inc. (a)	19,600	890,036
Power-One, Inc. (a) (b)	117,800	535,990
Rofin-Sinar Technologies, Inc. (a) (b)	30,000	791,100
Trimble Navigation, Ltd. (a)	13,400	729,228

		8,670,059

Energy Equipment & Services—3.6%
Atwood Oceanics, Inc. (a)	42,900	1,925,781
Core Laboratories NV (b)	26,800	3,526,076
Dawson Geophysical Co. (a) (b)	9,200	316,020
Dril-Quip, Inc. (a) (b)	24,800	1,612,496
Gulf Island Fabrication, Inc. (b)	30,200	883,954
ION Geophysical Corp. (a) (b)	94,700	610,815
Lufkin Industries, Inc. (b)	26,000	2,096,900
Oceaneering International, Inc.	41,600	2,241,824
Oil States International, Inc. (a)	38,900	3,036,534
Superior Energy Services, Inc. (a)	134,319	3,540,649
Tesco Corp. (a) (b)	62,400	885,456
Tetra Technologies, Inc. (a) (b)	59,300	558,606
Unit Corp. (a)	19,000	812,440

		22,047,551

Food & Staples Retailing—0.1%
Susser Holdings Corp. (a)	33,500	859,945

Security Description	Shares	Value

Food Products—1.0%
J&J Snack Foods Corp. (b)	46,900	$2,460,374
TreeHouse Foods, Inc. (a) (b)	62,900	3,742,550

		6,202,924

Health Care Equipment & Supplies—3.4%
ArthroCare Corp. (a)	58,800	1,578,780
Edwards Lifesciences Corp. (a)	8,000	581,840
HeartWare International, Inc. (a)	15,100	991,919
IDEXX Laboratories, Inc. (a) (b)	33,000	2,885,850
Integra LifeSciences Holdings Corp. (a) (b)	24,400	846,436
Masimo Corp. (a) (b)	37,200	869,736
Meridian Bioscience, Inc. (b)	43,200	837,216
Orthofix International NV (a) (b)	50,800	1,909,064
Sirona Dental Systems, Inc. (a)	72,000	3,710,880
The Cooper Cos., Inc. (b)	37,000	3,023,270
Thoratec Corp. (a)	50,700	1,709,097
Volcano Corp. (a) (b)	59,800	1,695,330

		20,639,418

Health Care Providers & Services—4.1%
AMERIGROUP Corp. (a)	33,000	2,220,240
Catalyst Health Solutions, Inc. (a)	49,300	3,141,889
Centene Corp. (a)	58,400	2,859,848
Chemed Corp. (b)	24,300	1,523,124
Corvel Corp. (a) (b)	33,900	1,352,271
Healthsouth Corp. (a) (b)	75,100	1,538,048
HMS Holdings Corp. (a)	124,600	3,888,766
Mednax, Inc. (a) (b)	40,300	2,997,111
MWI Veterinary Supply, Inc. (a) (b)	22,800	2,006,400
PharMerica Corp. (a) (b)	30,900	384,087
PSS World Medical, Inc. (a) (b)	58,900	1,492,526
Team Health Holdings, Inc. (a) (b)	76,100	1,564,616
VCA Antech, Inc. (a) (b)	7,500	174,075

		25,143,001

Health Care Technology—0.3%
Allscripts Heathcare Solutions, Inc. (a)	89,220	1,481,052

Hotels, Restaurants & Leisure—2.1%
CEC Entertainment, Inc. (b)	17,900	678,589
Choice Hotels International, Inc. (b)	24,800	926,032
Denny’s Corp. (a) (b)	281,200	1,136,048
Panera Bread Co. (a)	43,400	6,983,928
Red Robin Gourmet Burgers, Inc. (a) (b)	15,700	583,883
The Cheesecake Factory, Inc. (a) (b)	53,000	1,557,670
WMS Industries, Inc. (a) (b)	45,550	1,080,902

		12,947,052

Household Durables—1.2%
iRobot Corp. (a)	52,400	1,428,424
Tempur-Pedic International, Inc. (a) (b)	71,600	6,045,188

		7,473,612

Household Products—0.1%
Church & Dwight Co., Inc. (b)	16,600	816,554

MSF-201

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—0.4%
Amtrust Financial Services, Inc. (b)	51,800	$1,392,384
HCC Insurance Holdings, Inc.	15,100	470,667
StanCorp Financial Group, Inc. (b)	19,400	794,236

		2,657,287

Internet & Catalog Retail—0.8%
HSN, Inc. (b)	81,800	3,110,854
Shutterfly, Inc. (a) (b)	57,100	1,788,943

		4,899,797

Internet Software & Services—1.8%
Ancestry.com, Inc. (a) (b)	33,500	761,790
j2 Global, Inc. (b)	55,900	1,603,212
MercadoLibre, Inc.	31,600	3,090,164
Perficient, Inc. (a) (b)	51,900	623,319
RealNetworks, Inc. (a) (b)	41,449	412,003
SINA Corp. (a)	3,100	201,500
Sohu.com, Inc. (a) (b)	22,900	1,263,393
ValueClick, Inc. (a) (b)	81,800	1,614,732
WebMD Health Corp. (a)	46,500	1,189,470

		10,759,583

IT Services—3.8%
CACI International, Inc. (a) (b)	3,700	230,473
Cardtronics, Inc. (a)	105,100	2,758,875
Gartner, Inc. (Class A) (a)	129,900	5,538,936
Genpact, Ltd. (a)	16,400	267,320
Global Payments, Inc.	15,320	690,878
Heartland Payment Systems, Inc.	82,960	2,392,566
MAXIMUS, Inc.	97,200	3,953,124
NCI, Inc. (a) (b)	58,869	376,173
TeleTech Holdings, Inc. (a) (b)	52,000	837,200
TNS, Inc. (a) (b)	28,018	608,831
Unisys Corp. (a) (b)	22,609	445,850
VeriFone Systems, Inc. (a) (b)	46,800	2,427,516
Wright Express Corp. (a) (b)	43,300	2,802,809

		23,330,551

Leisure Equipment & Products—1.3%
Brunswick Corp. (b)	88,100	2,268,575
Polaris Industries, Inc.	79,800	5,757,570

		8,026,145

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. (a) (b)	17,300	1,793,837
Bruker Corp. (a)	121,800	1,864,758
Illumina, Inc. (a) (b)	18,600	978,546
Mettler-Toledo International, Inc. (a)	8,200	1,514,950
PARELEX International Corp. (a) (b)	51,400	1,386,258

		7,538,349

Machinery—7.1%
3D Systems Corp. (a) (b)	56,900	1,339,426
Actuant Corp. (b)	90,400	2,620,696
Chart Industries, Inc. (a)	26,000	1,906,580
Gardner Denver, Inc.	71,600	4,512,232
Graco, Inc.	58,200	3,088,092

Security Description	Shares	Value

Machinery—(Continued)
IDEX Corp.	69,900	$2,944,887
John Bean Technologies Corp. (b)	30,800	498,960
Meritor, Inc. (a) (b)	105,000	847,350
Middleby Corp. (a) (b)	32,900	3,328,822
NACCO Industries, Inc.	10,400	1,210,248
Nordson Corp.	84,000	4,578,840
Robbins & Myers, Inc.	46,100	2,399,505
Toro Co.	50,200	3,569,722
Valmont Industries, Inc. (b)	37,000	4,344,170
Wabtec Corp.	53,800	4,054,906
Woodward, Inc. (b)	56,200	2,407,046

		43,651,482

Marine—0.7%
Kirby Corp. (a) (b)	66,800	4,394,772

Media—1.6%
CTC Media, Inc. (a) (b)	45,200	525,676
Digital Generation, Inc. (a) (b)	87,200	890,312
John Wiley & Sons, Inc.	36,400	1,732,276
Knology, Inc. (a) (b)	35,700	649,740
Liberty Capital Group (Class A) (a)	14,800	1,304,620
Madison Square Garden, Inc. (a)	94,200	3,221,640
National CineMedia, Inc. (b)	24,200	370,260
SIRIUS XM Radio, Inc. (a)	390,326	901,653

		9,596,177

Metals & Mining—1.2%
Allied Nevada Gold Corp. (a) (b)	71,000	2,309,630
Carpenter Technology Corp.	16,400	856,572
Compass Minerals International, Inc. (b)	18,500	1,327,190
Royal Gold, Inc.	22,800	1,487,016
Stillwater Mining Co. (a) (b)	122,000	1,542,080

		7,522,488

Multiline Retail—0.4%
Big Lots, Inc. (a)	59,100	2,542,482

Oil, Gas & Consumable Fuels—3.2%
Bill Barrett Corp. (a) (b)	51,600	1,342,116
Clayton Williams Energy, Inc. (a) (b)	43,600	3,463,584
Contango Oil & Gas Co. (a) (b)	51,000	3,004,410
Gran Tierra Energy, Inc. (a) (b)	166,800	1,049,172
Northern Oil & Gas, Inc. (a) (b)	108,800	2,256,512
Oasis Petroleum, Inc. (a) (b)	68,900	2,124,187
Patriot Coal Corp. (a) (b)	70,400	439,296
Rosetta Resources, Inc. (a) (b)	51,000	2,486,760
SM Energy Co.	48,700	3,446,499

		19,612,536

Paper & Forest Products—0.4%
Clearwater Paper Corp. (a) (b)	20,000	664,200
KapStone Paper & Packaging Corp. (a) (b)	88,000	1,733,600

		2,397,800

Personal Products—0.5%
Herbalife, Ltd.	45,400	3,124,428

MSF-202

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—2.9%
Akorn, Inc. (a) (b)	152,500	$1,784,250
Auxilium Pharmaceuticals, Inc. (a)	43,700	811,509
AVANIR Pharmaceuticals, Inc. (a) (b)	231,000	790,020
Cadence Pharmaceuticals, Inc. (a) (b)	32,400	119,880
Jazz Pharmaceuticals plc (a)	46,600	2,258,702
MAP Pharmaceuticals, Inc. (a) (b)	25,200	361,872
Nektar Therapeutics (a) (b)	64,200	508,464
Par Pharmaceutical Cos., Inc. (a)	43,400	1,680,882
Questcor Pharmaceuticals, Inc. (a) (b)	37,500	1,410,750
Salix Pharmaceuticals, Ltd. (a) (b)	49,700	2,609,250
The Medicines Co. (a) (b)	111,700	2,241,819
Viropharma, Inc. (a) (b)	93,900	2,823,573
XenoPort, Inc. (a) (b)	25,200	113,400

		17,514,371

Professional Services—1.5%
Exponent, Inc. (a) (b)	14,600	708,392
Huron Consulting Group, Inc. (a) (b)	68,400	2,569,104
Korn/Ferry International (a) (b)	35,600	596,300
RPX Corp. (a) (b)	47,900	812,384
The Advisory Board Co. (a) (b)	40,100	3,553,662
Towers Watson & Co.	10,600	700,342

		8,940,184

Real Estate Investment Trusts—0.9%
DuPont Fabros Technology, Inc. (b)	43,100	1,053,795
Sabra Healthcare REIT, Inc.	14,633	240,567
Strategic Hotels & Resorts, Inc. (a)	164,100	1,079,778
Taubman Centers, Inc. (b)	45,700	3,333,815

		5,707,955

Real Estate Management & Development—1.2%
Altisource Portfolio Solutions S.A. (a)	47,300	2,868,272
Forest City Enterprises, Inc. (a)	156,200	2,446,092
Jones Lang LaSalle, Inc.	21,200	1,766,172
Kennedy-Wilson Holdings, Inc.	35,200	475,200

		7,555,736

Road & Rail—1.8%
Avis Budget Group, Inc. (a) (b)	90,500	1,280,575
Landstar System, Inc.	47,400	2,735,928
Old Dominion Freight Line, Inc. (a) (b)	78,300	3,732,561
RailAmerica, Inc. (a) (b)	151,400	3,249,044

		10,998,108

Semiconductors & Semiconductor Equipment—3.5%
Advanced Energy Industries, Inc. (a) (b)	15,800	207,296
Amkor Technology, Inc. (a) (b)	198,600	1,220,397
Atmel Corp. (a) (b)	151,400	1,492,804
Cabot Microelectronics Corp. (a) (b)	18,100	703,728
Cavium, Inc. (a) (b)	51,800	1,602,692
Cymer, Inc. (a) (b)	27,300	1,365,000
Cypress Semiconductor Corp. (a)	135,200	2,113,176
Diodes, Inc. (a) (b)	79,000	1,831,220
Hittite Microwave Corp. (a) (b)	36,200	1,966,022
Micrel, Inc. (b)	84,200	863,892
Microsemi Corp. (a)	72,400	1,552,256

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
PMC-Sierra, Inc. (a)	81,300	$587,799
Semtech Corp. (a) (b)	53,600	1,525,456
Silicon Laboratories, Inc. (a) (b)	45,500	1,956,500
TriQuint Semiconductor, Inc. (a) (b)	157,600	1,086,652
Veeco Instruments, Inc. (a) (b)	37,800	1,081,080

		21,155,970

Software—10.0%
Actuate Corp. (a) (b)	56,819	356,823
Advent Software, Inc. (a) (b)	59,800	1,530,880
ANSYS, Inc. (a)	19,030	1,237,331
Ariba, Inc. (a)	120,600	3,944,826
AsiaInfo Holdings, Inc. (a) (b)	33,800	425,880
CommVault Systems, Inc. (a)	79,300	3,936,452
Concur Technologies, Inc. (a) (b)	51,500	2,955,070
Ebix, Inc. (a) (b)	80,800	1,871,328
FactSet Research Systems, Inc. (b)	25,700	2,545,328
Fortinet, Inc. (a)	150,800	4,169,620
Informatica Corp. (a)	104,600	5,533,340
Jack Henry & Associates, Inc. (b)	24,000	818,880
Kenexa Corp. (a) (b)	59,800	1,868,152
MICROS Systems, Inc. (a) (b)	92,300	5,103,267
Monotype Imaging Holdings, Inc. (a) (b)	65,005	968,574
Netscout Systems, Inc. (a) (b)	90,500	1,840,770
Opnet Technologies, Inc. (b)	69,300	2,009,700
Parametric Technology Corp. (a)	98,300	2,746,502
Progress Software Corp. (a) (b)	31,400	741,668
Quest Software, Inc. (a) (b)	53,200	1,237,964
RealD, Inc. (a) (b)	40,500	546,750
Rovi Corp. (a) (b)	55,500	1,806,525
Solera Holdings, Inc.	66,000	3,028,740
TIBCO Software, Inc. (a)	184,200	5,618,100
Ultimate Software Group, Inc. (a) (b)	60,600	4,440,768

		61,283,238

Specialty Retail—4.7%
Aaron’s, Inc.	85,400	2,211,860
Aeropostale, Inc. (a) (b)	60,725	1,312,875
Ascena Retail Group, Inc. (a) (b)	91,100	4,037,552
Guess?, Inc. (b)	30,000	937,500
Hibbett Sports, Inc. (a) (b)	32,150	1,753,782
JOS A. Bank Clothiers, Inc. (a) (b)	48,000	2,419,680
Monro Muffler Brake, Inc. (b)	114,200	4,738,158
Sally Beauty Holdings, Inc. (a)	234,400	5,813,120
The Children’s Place Retail Stores, Inc. (a) (b)	20,500	1,059,235
Tractor Supply Co. (b)	51,300	4,645,728

		28,929,490

Textiles, Apparel & Luxury Goods—2.2%
Deckers Outdoor Corp. (a) (b)	40,300	2,540,915
Fossil, Inc. (a) (b)	28,949	3,820,689
Hanesbrands, Inc. (a)	10,300	304,262
Iconix Brand Group, Inc. (a) (b)	87,800	1,525,964
PVH Corp. (b)	30,400	2,715,632
The Warnaco Group, Inc. (a)	34,800	2,032,320
True Religion Apparel, Inc. (a)	25,600	701,440

		13,641,222

MSF-203

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp. (a) (b)	63,500	$314,960
Radian Group, Inc. (b)	42,300	184,005

		498,965

Trading Companies & Distributors—1.2%
Beacon Roofing Supply, Inc. (a) (b)	69,000	1,777,440
RSC Holdings, Inc. (a) (b)	115,200	2,602,368
United Rentals, Inc. (a) (b)	68,500	2,937,965

		7,317,773

Wireless Telecommunication Services—0.3%
SBA Communications Corp. (a) (b)	31,300	1,590,353

Total Common Stock (Identified Cost $468,278,292)		609,856,627

Short Term Investments—29.2%

Mutual Funds—29.2%
State Street Navigator Securities Lending Prime Portfolio (c)	175,866,278	175,866,278
T. Rowe Price Reserve Investment Fund (d)	2,706,116	2,706,116

Total Short Term Investments (Identified Cost $178,572,394)		178,572,394

Total Investments—128.9% (Identified Cost $646,850,686) (e)		788,429,021
Liabilities in excess of other assets		(176,955,226)

Net Assets—100.0%		$611,473,795

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $171,394,514 and the collateral received consisted of cash in the amount of $175,866,278 and non-cash collateral with a value of $63,016. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $647,169,625. The aggregate unrealized appreciation and depreciation of investments was $171,960,323 and $(30,700,927), respectively, resulting in net unrealized appreciation of $141,259,396 for federal income tax purposes.

Transactions in Affiliated Issuers
Security Description	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Income For Period Ended March 31, 2012
T. Rowe Price Reserve Investment Fund	1,714,942	25,534,075	24,542,901	2,706,116	$728

MSF-204

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stock*	$609,165,749	$690,878	$—	$609,856,627
Short Term Investments
Mutual Funds	178,572,394	—	—	178,572,394
Total Investments	$787,738,143	$690,878	$—	$788,429,021

*	See Schedule of Investments for additional detailed categorizations.

Common stock in the amount of $834,836 was transferred from Level 1 to Level 2 due to a trading halt which resulted in the unavailability of a quoted market price.

MSF-205

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock—90.7% of Net Assets

Security Description	Shares	Value

Canada—13.6%
Agnico-Eagle Mines, Ltd. (USD)	57,800	$1,929,364
Eldorado Gold Corp. (USD)	304,700	4,186,578
First Quantum Minerals, Ltd. (a)	960,300	18,311,600
Goldcorp, Inc. (USD)	372,800	16,798,368
IAMGOLD Corp. (USD)	1,124,100	14,939,289
Kinross Gold Corp. (USD)	1,016,904	9,955,490
New Gold, Inc. (USD) (b)	341,900	3,377,972
Osisko Mining Corp. (b)	1,125,500	13,066,610
Osisko Mining Corp. (Additional Share Issue) (b)	100,300	1,161,477
Pacific Rubiales Energy Corp. (b)	627,000	18,317,490
Potash Corp. of Saskatchewan, Inc. (USD)	355,900	16,261,071
Teck Resources, Ltd. (USD)	214,600	7,652,636

		125,957,945

China—0.5%
Yanzhou Coal Mining Co., Ltd.	2,146,500	4,637,821

Norway—2.0%
Seadrill, Ltd. (a)	502,700	18,865,311

United Kingdom—13.4%
Afren plc (b)	6,044,089	12,913,456
African Minerals, Ltd. (b)	197,652	1,752,132
African Minerals, Ltd. (USD) (b)	412,448	3,727,367
Antofagasta plc	211,800	3,912,811
BHP Billiton plc	519,700	15,913,522
Ensco plc (ADR)	293,700	15,545,541
Ophir Energy plc (b)	785,200	6,380,521
Randgold Resources, Ltd. (ADR) (a)	149,700	13,170,606
Rio Tinto plc (ADR) (a)	403,900	22,452,801
Xstrata plc	1,705,900	29,214,470

		124,983,227

United States—61.2%
Alpha Natural Resources, Inc. (b)	204,920	3,116,833
Anadarko Petroleum Corp.	511,250	40,051,325
Apache Corp.	121,400	12,193,416
Berry Petroleum Co. (a)	113,024	5,326,821
Cameron International Corp. (b)	466,000	24,618,780
Cimarex Energy Co. (a)	355,900	26,859,773
Cliffs Natural Resources, Inc.	333,300	23,084,358
Cloud Peak Energy, Inc. (a) (b)	231,600	3,689,388
Concho Resources, Inc. (b)	166,650	17,011,632
Consol Energy, Inc.	497,100	16,951,110
Cummins, Inc.	101,700	12,208,068
Devon Energy Corp.	200,500	14,259,560
Diamond Offshore Drilling, Inc.	290,900	19,417,575
Dril-Quip, Inc. (a) (b)	228,800	14,876,576
Green Plains Renewable Energy, Inc. (b)	111,900	1,207,401
Gulfport Energy Corp. (b)	20,600	599,872
Halliburton Co.	1,011,100	33,558,409
HollyFrontier Corp.	717,400	23,064,410
Jacobs Engineering Group, Inc. (b)	110,200	4,889,574
Key Energy Services, Inc. (a) (b)	336,100	5,192,745
Louisiana-Pacific Corp. (a) (b)	982,900	9,190,115
Nabors Industries, Ltd. (b)	243,900	4,265,811
National Oilwell Varco, Inc.	209,000	16,609,230
Newfield Exploration Co. (b)	245,700	8,520,876

Security Description	Shares	Value

United States—(Continued)
Newmont Mining Corp.	441,400	$22,630,578
Noble Corp.	305,000	11,428,350
Occidental Petroleum Corp.	305,000	29,045,150
Patterson-UTI Energy, Inc.	265,000	4,581,850
Peabody Energy Corp.	189,200	5,479,232
Pioneer Natural Resources Co.	263,400	29,392,806
Schlumberger, Ltd.	494,300	34,566,399
SM Energy Co. (a)	259,800	18,386,046
Steel Dynamics, Inc.	395,400	5,749,116
The Mosaic Co.	161,000	8,901,690
United States Steel Corp. (a)	320,800	9,421,896
Weatherford International, Ltd. (b)	624,200	9,419,178
Western Refining, Inc. (a) (b)	686,300	12,916,166
Whiting Petroleum Corp. (b)	491,400	26,683,020

		569,365,135

Total Common Stock (Identified Cost $839,564,605)		843,809,439

Exchange Traded Funds—1.1%

United States—1.1%
SPDR Gold Trust (b)	65,000	10,539,100

Total Exchange Traded Funds (Identified Cost $9,361,976)		10,539,100

Warrants—0.0%

Canada—0.0%
Kinross Gold Corp. (b)	29,480	18,915

Total Warrants (Identified Cost $140,490)		18,915

Short Term Investments—16.3%

United States—16.3%
AIM STIT-STIC Prime Portfolio	68,427,946	68,427,946
State Street Navigator Securities Lending Prime Portfolio (c)	82,798,952	82,798,952

Total Short Term Investments (Identified Cost $151,226,898)		151,226,898

Total Investments—108.1% (Identified Cost $1,000,293,969) (d)		1,005,594,352
Liabilities in excess of other assets		(75,190,015)

Net Assets—100.0%		$930,404,337

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $81,038,757 and the collateral received consisted of cash in the amount of $82,798,952 and non-cash collateral with a value of $119,700. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-206

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As off March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,000,293,969. The aggregate unrealized appreciation and depreciation of investments was $69,100,529 and $(63,800,146), respectively, resulting in net unrealized appreciation of $5,300,383 for federal income tax purposes.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(USD)—	U.S. Dollar

Largest Industries as of March 31, 2012	% of Net Assets
Oil, Gas & Consumable Fuels	36.2%
Metals & Mining	27.2%
Energy Equipment & Services	22.9%
Chemicals	2.7%
Machinery	1.3%
Paper & Forest Products	1.0%
Construction & Engineering	0.5%

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$125,957,945	$—	$—	$125,957,945
China	—	4,637,821	—	4,637,821
Norway	—	18,865,311	—	18,865,311
United Kingdom	54,896,315	70,086,912	—	124,983,227
United States	569,365,135	—	—	569,365,135
Total Common Stock	750,219,395	93,590,044	—	843,809,439
Exchange Traded Funds
United States	10,539,100	—	—	10,539,100
Warrants
Canada	18,915	—	—	18,915
Short Term Investments
United States	151,226,898	—	—	151,226,898
Total Investments	$912,004,308	$93,590,044	$—	$1,005,594,352

MSF-207

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—45.0% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.3%
Raytheon Co. 3.125%, 10/15/20	$40,000	$40,712
The Boeing Co. 4.875%, 02/15/20 (a)	1,020,000	1,204,071
6.000%, 03/15/19	70,000	86,046
Triumph Group, Inc. 8.625%, 07/15/18 (a)	1,300,000	1,456,000

		2,786,829

Airlines—0.8%
Continental Airlines, Inc. (144A) 6.750%, 09/15/15 (a)	4,740,000	4,757,775
Delta Air Lines, Inc. 6.417%, 01/02/14 (a)	440,000	444,400
6.821%, 02/10/24	1,018,778	1,115,562
8.021%, 02/10/24	835,647	851,274
Delta Air Lines, Inc. (144A) 9.500%, 09/15/14 (a)	336,000	357,840
Northwest Airlines 1999-2 Class A Pass-Through Trust 7.575%, 09/01/20	26,973	29,468
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	150,280	172,070

		7,728,389

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 5.000%, 04/15/20	330,000	380,655
5.375%, 01/15/20	2,130,000	2,503,168
PepsiCo., Inc. 7.900%, 11/01/18	116,000	155,913
Pernod-Ricard S.A. (144A) 2.950%, 01/15/17 (a)	420,000	424,254
4.450%, 01/15/22	1,920,000	1,947,592

		5,411,582

Building Products—0.6%
Building Materials Corp. of America (144A) 6.750%, 05/01/21 (a)	2,000,000	2,122,500
7.500%, 03/15/20	3,400,000	3,604,000

		5,726,500

Capital Markets—1.1%
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	1,055,000	1,191,375
Goldman Sachs Capital II 5.793%, 06/01/43 (b)	3,880,000	2,662,650
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (c)	3,870,000	387
Lehman Brothers Holdings E-Capital Trust I 3.589%, 08/19/65 (c)	1,190,000	119
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (c)	3,280,000	328
Merrill Lynch & Co., Inc. 6.875%, 04/25/18	390,000	433,563
Morgan Stanley 1.015%, 10/18/16 (b)	620,000	532,385

Security Description	Par Amount	Value

Capital Markets—(Continued)
Morgan Stanley 4.750%, 04/01/14 (a)	$240,000	$243,927
4.750%, 03/22/17 (a)	190,000	190,063
State Street Corp. 4.956%, 03/15/18	140,000	146,198
The Goldman Sachs Group, Inc. 3.625%, 08/01/12 (a)	250,000	252,196
4.750%, 07/15/13	60,000	62,114
5.250%, 10/15/13	360,000	376,834
5.250%, 07/27/21	2,310,000	2,286,706
5.375%, 03/15/20	240,000	243,978
5.450%, 11/01/12	400,000	409,114
6.250%, 02/01/41	370,000	365,431
7.500%, 02/15/19	30,000	34,276
UBS AG 2.250%, 01/28/14	500,000	502,053
3.875%, 01/15/15	670,000	697,035

		10,630,732

Chemicals—0.5%
Ashland, Inc. 9.125%, 06/01/17	775,000	859,281
CF Industries, Inc. 7.125%, 05/01/20	90,000	107,213
Ecolab, Inc. 4.350%, 12/08/21	330,000	349,838
Lyondell Chemical Co. 11.000%, 05/01/18	1,307,639	1,444,941
LyondellBasell Industries NV (144A) 5.000%, 04/15/19	1,190,000	1,190,000
5.750%, 04/15/24	1,190,000	1,187,025
Potash Corp of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	60,000	67,812

		5,206,110

Commercial Banks—3.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (144A) 3.850%, 01/22/15	1,110,000	1,176,343
BankAmerica Institutional Capital A (144A) 8.070%, 12/31/26	1,010,000	1,015,050
Barclays Bank plc (144A) 6.050%, 12/04/17	950,000	976,825
Commonwealth Bank of Australia (144A) 3.750%, 10/15/14	950,000	995,576
5.000%, 10/15/19	410,000	442,893
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.375%, 01/19/17	2,340,000	2,392,273
Credit Agricole S.A. (144A) 8.375%, 12/31/49 (a)	2,180,000	2,027,400
Glitnir Banki Hf (144A) 6.330%, 12/31/49 (c)	720,000	194,400
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	46,908
ICICI Bank, Ltd. 6.375%, 04/30/22	839,000	788,660
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (b)	344,000	323,360

MSF-208

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (c)	$350,000	$92,750
7.625%, 02/28/15 (c)	5,920,000	1,568,800
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (c)	2,000,000	85,000
Lloyds TSB Bank plc 6.375%, 01/21/21 (a)	210,000	225,414
Lloyds TSB Bank plc (144A) 5.800%, 01/13/20	770,000	790,846
Nordea Bank AB (144A) 3.700%, 11/13/14	740,000	771,268
4.875%, 05/13/21 (a)	1,810,000	1,761,514
Rabobank Nederland NV (144A) 11.000%, 12/29/49	855,000	1,085,850
Resona Preferred Global Securities, Ltd. (144A) 7.191%, 12/29/49 (b)	980,000	1,024,100
Royal Bank of Scotland Group plc 5.000%, 10/01/14 (a)	2,110,000	2,084,385
5.050%, 01/08/15	80,000	78,271
5.250%, 03/31/49	400,000	274,000
7.648%, 08/29/49 (a)	200,000	169,500
Royal Bank of Scotland plc 7.250%, 03/10/14 (AUD)	3,350,000	3,508,733
Sumitomo Mitsui Banking Corp. (144A) 3.150%, 07/22/15	200,000	208,244
Wachovia Bank N.A. 5.600%, 03/15/16	390,000	434,050
Wachovia Corp. 5.250%, 08/01/14	4,550,000	4,897,320
Wells Fargo & Co. 3.676%, 06/15/16	2,770,000	2,958,122
4.600%, 04/01/21	200,000	214,484

		32,612,339

Commercial Services & Supplies—1.3%
ACCO Brands Corp. 10.625%, 03/15/15	1,095,000	1,194,930
International Lease Finance Corp. 5.875%, 05/01/13	50,000	51,125
6.250%, 05/15/19	2,110,000	2,082,737
8.250%, 12/15/20 (a)	2,000,000	2,200,420
8.750%, 03/15/17	2,880,000	3,204,000
International Lease Finance Corp. (144A) 6.500%, 09/01/14	50,000	52,812
6.750%, 09/01/16	260,000	278,525
Waste Management, Inc. 7.375%, 05/15/29	340,000	439,359
West Corp. 8.625%, 10/01/18 (a)	1,300,000	1,426,750
Wyle Services Corp. (144A) 10.500%, 04/01/18	1,800,000	1,912,500

		12,843,158

Consumer Finance—1.6%
Ally Financial, Inc. 1.750%, 10/30/12	1,800,000	1,815,952
8.000%, 03/15/20 (a)	3,000,000	3,337,500

Security Description	Par Amount	Value

Consumer Finance—(Continued)
American Express Co. 6.800%, 09/01/66 (b)	$3,270,000	$3,335,400
American Express Credit Corp. 5.125%, 08/25/14	80,000	87,008
Daimler Finance North America, LLC (144A) 2.625%, 09/15/16	1,450,000	1,496,374
Ford Motor Credit Co., LLC 8.000%, 12/15/16	1,500,000	1,739,106
8.125%, 01/15/20	2,250,000	2,719,676
HSBC Finance Corp. 6.676%, 01/15/21	230,000	245,510
MBNA Capital A 8.278%, 12/01/26	40,000	40,400
SLM Corp. 5.000%, 04/15/15	60,000	61,061
5.050%, 11/14/14 (a)	360,000	368,919
5.625%, 08/01/33	290,000	247,588
8.000%, 03/25/20	210,000	226,800

		15,721,294

Containers & Packaging—0.5%
Ardagh Packaging Finance plc (144A) 9.125%, 10/15/20 (a)	2,000,000	2,145,000
Ball Corp. 5.750%, 05/15/21 (a)	930,000	988,125
6.750%, 09/15/20	600,000	657,000
Reynolds Group Issuer, Inc. (144A) 6.875%, 02/15/21	480,000	496,800
7.125%, 04/15/19	400,000	417,000
8.750%, 10/15/16 (b)	405,000	428,287

		5,132,212

Diversified Consumer Services—0.1%
Service Corp. International 7.500%, 04/01/27	350,000	354,375
7.625%, 10/01/18	125,000	143,750

		498,125

Diversified Financial Services—7.9%
Anadarko Finance Co. 7.500%, 05/01/31 (a)	100,000	123,534
Bank of America Corp. 3.875%, 03/22/17	390,000	392,151
4.500%, 04/01/15	1,850,000	1,916,163
5.000%, 05/13/21	1,010,000	1,011,558
5.420%, 03/15/17	2,830,000	2,893,624
6.500%, 08/01/16	2,960,000	3,254,473
Barrick North America Finance, LLC 4.400%, 05/30/21	930,000	980,276
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21	1,070,000	1,079,868
6.500%, 04/01/19	1,350,000	1,674,082
Boeing Capital Corp. 4.700%, 10/27/19	570,000	658,561
BP Capital Markets plc 3.561%, 11/01/21	140,000	144,161

MSF-209

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
BP Capital Markets plc 5.250%, 11/07/13	$1,500,000	$1,602,923
Citigroup, Inc. 3.953%, 06/15/16 (a)	1,130,000	1,161,249
5.000%, 09/15/14	1,600,000	1,657,006
5.500%, 10/15/14	230,000	246,769
6.000%, 12/13/13	130,000	137,735
6.010%, 01/15/15	1,910,000	2,075,223
6.375%, 08/12/14	630,000	683,552
6.500%, 08/19/13	40,000	42,317
6.875%, 03/05/38	1,130,000	1,304,697
Diageo Capital plc 4.828%, 07/15/20 (a)	1,330,000	1,517,716
Diageo Finance BV 3.250%, 01/15/15 (a)	90,000	95,447
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	830,000	919,225
General Electric Capital Corp. 4.375%, 09/16/20	90,000	94,787
4.625%, 01/07/21	80,000	85,378
5.300%, 02/11/21	190,000	205,776
5.875%, 01/14/38	980,000	1,077,250
6.375%, 11/15/67 (a) (b)	4,530,000	4,620,600
6.875%, 01/10/39	2,900,000	3,581,326
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65	330,000	241,725
Inmarsat Finance plc (144A) 7.375%, 12/01/17 (a)	760,000	811,300
JPMorgan Chase & Co. 4.250%, 10/15/20	50,000	51,193
4.350%, 08/15/21	200,000	204,347
4.500%, 01/24/22	370,000	384,925
5.125%, 09/15/14	3,290,000	3,525,501
5.150%, 10/01/15	2,590,000	2,817,578
6.125%, 06/27/17 (a)	200,000	228,248
Leucadia National Corp. 8.125%, 09/15/15 (a)	520,000	582,400
MarkWest Energy Finance Corp. 6.500%, 08/15/21	1,400,000	1,487,500
Nielsen Finance, LLC 7.750%, 10/15/18	3,690,000	4,068,225
11.500%, 05/01/16	440,000	507,100
Petrobras International Finance Co. 3.875%, 01/27/16	750,000	789,452
5.375%, 01/27/21	3,320,000	3,574,773
5.750%, 01/20/20	513,000	568,301
6.125%, 10/06/16	586,000	662,766
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	800,000	1,008,644
Regency Energy Finance Corp. 6.500%, 07/15/21	4,580,000	4,854,800
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	10,000	10,188
2.500%, 05/20/16	270,000	279,839
3.500%, 11/02/20	150,000	153,147
3.750%, 09/20/21	530,000	547,150
4.125%, 05/20/21 (a)	380,000	400,902
6.500%, 07/15/18	790,000	973,508

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Rio Tinto Finance USA, Ltd. 9.000%, 05/01/19	$1,280,000	$1,729,446
Santander U.S. Debt S.A. Unipersonal (144A) 3.724%, 01/20/15	100,000	97,629
Shell International Finance BV 4.375%, 03/25/20	400,000	457,715
6.375%, 12/15/38	480,000	635,067
Springleaf Finance Corp. 6.900%, 12/15/17 (a)	410,000	319,800
Sprint Capital Corp. 6.875%, 11/15/28	6,650,000	5,087,250
8.750%, 03/15/32	2,520,000	2,160,900
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	120,000	121,473
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	190,000	192,333
UPCB Finance III, Ltd. (144A) 6.625%, 07/01/20	700,000	714,000
VIP Finance Ireland, Ltd. (144A) 8.375%, 04/30/13	160,000	167,600
Wells Fargo Capital X 5.950%, 12/01/86	1,090,000	1,099,919
WPP Finance U.K. 8.000%, 09/15/14	330,000	378,352

		77,132,423

Diversified Telecommunication Services—2.2%
AT&T, Inc. 3.875%, 08/15/21 (a)	500,000	528,851
5.350%, 09/01/40	601,000	639,049
5.500%, 02/01/18	2,710,000	3,192,768
6.550%, 02/15/39	200,000	243,392
Cogent Communications Group, Inc. (144A) 8.375%, 02/15/18	1,250,000	1,331,250
Hughes Satellite Systems Corp. 7.625%, 06/15/21 (a)	1,500,000	1,608,750
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20	3,330,000	3,500,662
7.500%, 04/01/21	570,000	599,213
8.500%, 11/01/19	2,395,000	2,628,513
9.500%, 06/15/16 (a)	100,000	104,500
Telefonica Emisiones SAU 5.877%, 07/15/19	260,000	263,953
UPC Holding BV (144A) 9.875%, 04/15/18 (a)	395,000	436,475
Verizon Communications, Inc. 3.500%, 11/01/21	650,000	664,990
6.350%, 04/01/19	790,000	962,030
8.950%, 03/01/39	130,000	200,890
Wind Acquisition Finance S.A. (144A) 7.250%, 02/15/18	2,500,000	2,356,250
Windstream Corp. 7.500%, 04/01/23	2,000,000	2,060,000

		21,321,536

Electric Utilities—1.9%
Calpine Corp. (144A) 7.500%, 02/15/21 (a)	2,970,000	3,170,475

MSF-210

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Calpine Corp. (144A) 7.875%, 07/31/20 (a)	$2,465,000	$2,680,687
Duke Energy Carolinas, LLC 5.300%, 02/15/40	1,700,000	1,976,571
5.625%, 11/30/12	80,000	82,642
Energy Future Intermediate Co., LLC 10.000%, 12/01/20 (a)	5,096,000	5,554,640
Exelon Corp. 5.625%, 06/15/35	675,000	728,309
FirstEnergy Corp. 7.375%, 11/15/31	2,800,000	3,446,979
Pacific Gas & Electric Co. 6.050%, 03/01/34	970,000	1,179,107

		18,819,410

Energy Equipment & Services—1.0%
Baker Hughes, Inc. (144A) 3.200%, 08/15/21	1,060,000	1,066,985
Cie Generale de Geophysique-Veritas 6.500%, 06/01/21	2,840,000	2,896,800
7.750%, 05/15/17	555,000	577,200
Hercules Offshore, Inc. (144A) 10.500%, 10/15/17 (a)	795,000	832,763
Key Energy Services, Inc. 6.750%, 03/01/21	1,300,000	1,335,750
Offshore Group Investment, Ltd. 11.500%, 08/01/15	1,500,000	1,650,000
SESI, LLC (144A) 7.125%, 12/15/21	1,050,000	1,134,000

		9,493,498

Food & Staples Retailing—0.4%
CVS Caremark Corp. 6.600%, 03/15/19	710,000	875,815
CVS Pass-Through Trust 6.943%, 01/10/30	1,188,221	1,367,381
Safeway, Inc. 4.750%, 12/01/21 (a)	1,330,000	1,374,917
7.250%, 02/01/31 (a)	50,000	58,915

		3,677,028

Food Products—0.2%
Kraft Foods, Inc. 5.375%, 02/10/20	1,850,000	2,138,680

Gas Utilities—0.0%
Southern Natural Gas Co. 8.000%, 03/01/32	25,000	30,954
Southern Natural Gas Co. (144A) 5.900%, 04/01/17	20,000	22,649

		53,603

Health Care Equipment & Supplies—0.1%
Medtronic, Inc. 3.125%, 03/15/22	80,000	80,381
4.450%, 03/15/20	620,000	698,169

		778,550

Security Description	Par Amount	Value

Health Care Providers & Services—2.1%
Aristotle Holding, Inc. (144A) 3.500%, 11/15/16	$3,040,000	$3,175,429
HCA, Inc. 5.750%, 03/15/14	90,000	93,375
6.250%, 02/15/13	1,201,000	1,232,526
6.375%, 01/15/15 (a)	1,500,000	1,582,500
Humana, Inc. 7.200%, 06/15/18	540,000	647,016
Tenet Healthcare Corp. 6.875%, 11/15/31	105,000	89,775
8.875%, 07/01/19	8,468,000	9,484,160
UnitedHealth Group, Inc. 5.700%, 10/15/40	10,000	11,609
5.800%, 03/15/36	20,000	23,006
6.000%, 02/15/18	1,570,000	1,896,291
Vanguard Health Holding Co. II, LLC 8.000%, 02/01/18 (a)	1,080,000	1,101,600
WellPoint, Inc. 3.700%, 08/15/21 (a)	440,000	456,637
5.875%, 06/15/17	150,000	175,145
7.000%, 02/15/19	650,000	807,073

		20,776,142

Hotels, Restaurants & Leisure—1.3%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,135,000	1,237,150
CityCenter Holdings, LLC 7.625%, 01/15/16 (a)	460,000	485,300
El Pollo Loco, Inc. (144A) 17.000%, 01/01/18	1,746,551	1,576,262
Harrah’s Operating Co., Inc. 10.750%, 02/01/16	1,570,000	1,369,825
Inn of the Mountain Gods Resort & Casino (144A) 8.750%, 11/30/20	289,000	282,498
Landry’s Acquisition Co. (144A) 11.625%, 12/01/15	680,000	757,350
MGM Resorts International 9.000%, 03/15/20	1,040,000	1,157,000
10.375%, 05/15/14	575,000	651,906
11.125%, 11/15/17	1,380,000	1,561,125
Mohegan Tribal Gaming Authority (144A) 11.500%, 11/01/17 (a)	870,000	889,575
NCL Corp., Ltd. 9.500%, 11/15/18	1,400,000	1,508,500
11.750%, 11/15/16	400,000	463,000
NCL Corp., Ltd. (144A) 9.500%, 11/15/18	370,000	398,675
Station Casinos, Inc. 6.500%, 02/01/14 (c)	175,000	0

		12,338,166

Independent Power Producers & Energy Traders—0.8%
Calpine Construction Finance Co. (144A) 8.000%, 06/01/16	1,050,000	1,141,875
Dynegy-Roseton/Danskammer Pass-Through Trust 7.670%, 11/08/16	500,000	310,000

MSF-211

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—(Continued)
Edison Mission Energy 7.750%, 06/15/16 (a)	$220,000	$151,800
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,208,286
The AES Corp. 7.750%, 10/15/15	520,000	579,800

		7,391,761

Insurance—0.7%
American International Group, Inc. 5.850%, 01/16/18 (a)	390,000	424,127
6.250%, 03/15/87	1,010,000	909,000
6.400%, 12/15/20	1,750,000	1,980,526
8.250%, 08/15/18	820,000	984,337
Berkshire Hathaway, Inc. 3.200%, 02/11/15	850,000	905,530
ING Captial Funding Trust III 4.070%, 12/29/49 (b)	240,000	206,598
Teachers Insurance & Annuity Association of America (144A) 6.850%, 12/16/39	1,180,000	1,461,347

		6,871,465

IT Services—0.3%
First Data Corp. 9.875%, 09/24/15 (a)	1,000,000	1,005,000
First Data Corp. (144A) 7.375%, 06/15/19 (a)	2,210,000	2,251,437

		3,256,437

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21 (a)	370,000	390,536

Machinery—0.2%
Dematic S.A. (144A) 8.750%, 05/01/16	1,950,000	2,028,000

Marine—0.2%
CMA CGM S.A. (144A) 8.500%, 04/15/17 (a)	1,500,000	943,125
Navios Maritime Acquisition Corp. 8.625%, 11/01/17 (a)	986,000	887,400

		1,830,525

Media—3.4%
CCO Holdings, LLC 6.500%, 04/30/21 (a)	7,000,000	7,245,000
7.000%, 01/15/19	90,000	95,400
Cengage Learning Aquisitions, Inc. (144A) 10.500%, 01/15/15 (a)	2,120,000	1,595,300
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	50,000	53,612
9.455%, 11/15/22	380,000	550,878
Comcast Cable Communications, LLC 8.875%, 05/01/17	700,000	909,413

Security Description	Par Amount	Value

Media—(Continued)
Comcast Corp. 5.650%, 06/15/35	$10,000	$10,925
5.700%, 05/15/18	1,000,000	1,180,229
5.875%, 02/15/18	190,000	224,859
6.500%, 01/15/15	1,000,000	1,141,057
DISH DBS Corp. 6.625%, 10/01/14 (a)	90,000	98,100
6.750%, 06/01/21 (a)	1,875,000	2,020,312
7.125%, 02/01/16 (a)	2,345,000	2,594,156
7.750%, 05/31/15	50,000	56,813
7.875%, 09/01/19	3,985,000	4,582,750
News America, Inc. 6.200%, 12/15/34	20,000	22,180
6.650%, 11/15/37	110,000	128,220
Time Warner Cable, Inc. 4.000%, 09/01/21	1,890,000	1,936,468
4.125%, 02/15/21	10,000	10,389
5.500%, 09/01/41	560,000	586,616
5.875%, 11/15/40	160,000	172,396
6.750%, 06/15/39 (a)	550,000	655,784
8.250%, 04/01/19	1,480,000	1,892,775
8.750%, 02/14/19	210,000	273,757
Time Warner, Inc. 6.250%, 03/29/41	100,000	114,265
7.625%, 04/15/31	140,000	179,250
United Business Media, Ltd. (144A) 5.750%, 11/03/20	50,000	49,438
Unitymedia Hessen GmbH & Co. KG (144A) 8.125%, 12/01/17	500,000	540,000
Univision Communications, Inc. (144A) 6.875%, 05/15/19	1,000,000	1,013,750
7.875%, 11/01/20	2,700,000	2,835,000

		32,769,092

Metals & Mining—1.9%
Barrick Gold Corp. 6.950%, 04/01/19 (a)	680,000	829,189
Barrick Gold Corp. (144A) 3.850%, 04/01/22	460,000	457,443
FMG Resources August 2006 Pty, Ltd. (144A) 6.375%, 02/01/16	150,000	149,625
Freeport-McMoRan Copper & Gold., Inc. 3.550%, 03/01/22	1,460,000	1,402,210
Midwest Vanadium Pty, Ltd. (144A) 11.500%, 02/15/18 (a)	4,700,000	3,243,000
Novelis, Inc. 8.750%, 12/15/20	580,000	635,100
Steel Dynamics, Inc. 6.750%, 04/01/15	65,000	66,138
7.625%, 03/15/20 (a)	3,210,000	3,474,825
7.750%, 04/15/16 (b)	2,470,000	2,562,625
Teck Resources, Ltd. 10.250%, 05/15/16	293,000	335,514
Vale Overseas, Ltd. 4.375%, 01/11/22	2,617,000	2,628,635
6.875%, 11/21/36	1,770,000	2,052,915
8.250%, 01/17/34	160,000	209,239

MSF-212

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Vedanta Resources plc (144A) 8.750%, 01/15/14 (a)	$780,000	$801,450

		18,847,908

Multi-Utilities—0.0%
Dominion Resources, Inc. 8.875%, 01/15/19	90,000	120,786

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp. 6.375%, 09/15/17	850,000	1,009,984
Apache Corp. 5.100%, 09/01/40	140,000	152,841
Arch Coal, Inc. (144A) 7.000%, 06/15/19 (a)	1,130,000	1,042,425
Berry Petroleum Co. 10.250%, 06/01/14	800,000	924,000
Chesapeake Energy Corp. 6.500%, 08/15/17 (a)	450,000	479,250
6.625%, 08/15/20 (a)	3,540,000	3,601,950
6.875%, 08/15/18 (a)	140,000	144,200
9.500%, 02/15/15 (a)	1,020,000	1,167,900
Concho Resources, Inc. 5.500%, 10/01/22	220,000	216,700
6.500%, 01/15/22	2,800,000	2,954,000
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,015,000	1,363,609
Consol Energy, Inc. 8.250%, 04/01/20	2,230,000	2,330,350
Devon Energy Corp. 5.600%, 07/15/41	1,580,000	1,777,835
El Paso Corp. 7.375%, 12/15/12	123,000	126,559
7.800%, 08/01/31	67,000	76,153
El Paso Natural Gas Co. 8.375%, 06/15/32	330,000	403,554
Energy Transfer Partners, L.P. 9.000%, 04/15/19	1,320,000	1,636,978
Enterprise Products Operating, LLC 4.050%, 02/15/22 (a)	1,200,000	1,242,642
5.700%, 02/15/42	1,220,000	1,319,115
6.125%, 10/15/39	80,000	90,092
9.750%, 01/31/14	1,820,000	2,088,546
EXCO Resources, Inc. 7.500%, 09/15/18 (a)	1,000,000	890,000
Hess Corp. 7.300%, 08/15/31	950,000	1,208,874
7.875%, 10/01/29	250,000	332,694
8.125%, 02/15/19	110,000	142,057
Kerr-McGee Corp. 6.950%, 07/01/24	620,000	748,804
7.875%, 09/15/31	1,395,000	1,798,885
Kinder Morgan Energy Partners, L.P. 5.850%, 09/15/12	20,000	20,414
6.000%, 02/01/17	1,420,000	1,636,709
Noble Energy, Inc. 4.150%, 12/15/21	1,120,000	1,144,768
8.250%, 03/01/19	560,000	703,237

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Occidental Petroleum Corp. 3.125%, 02/15/22	$900,000	$907,983
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	225,675
Parker Drilling Co. 9.125%, 04/01/18	2,000,000	2,120,000
Peabody Energy Corp. 6.500%, 09/15/20	1,990,000	1,990,000
Pemex Project Funding Master Trust 6.625%, 06/15/35	3,035,000	3,459,900
Petroleos Mexicanos 5.500%, 01/21/21 (a)	1,120,000	1,234,800
Plains Exploration & Production Co. 8.625%, 10/15/19 (a)	205,000	230,113
QEP Resources, Inc. 6.875%, 03/01/21 (a)	2,130,000	2,353,650
Quicksilver Resources, Inc. 11.750%, 01/01/16 (a)	1,030,000	1,089,225
Range Resources Corp. 5.000%, 08/15/22	1,440,000	1,422,000
8.000%, 05/15/19	2,830,000	3,105,925
Teekay Corp. 8.500%, 01/15/20	1,560,000	1,618,500
Tennessee Gas Pipeline Co. 7.625%, 04/01/37	60,000	71,719
Valero Energy Corp. 4.750%, 06/15/13	50,000	51,897
Whiting Peteroleum Corp. 7.000%, 02/01/14	75,000	79,875
Williams Cos., Inc. 7.500%, 01/15/31	45,000	54,008
7.750%, 06/15/31	14,000	17,055
7.875%, 09/01/21	756,000	942,135
8.750%, 03/15/32	435,000	573,467
WPX Energy, Inc. (144A) 6.000%, 01/15/22 (a)	1,970,000	1,970,000

		56,293,052

Paper & Forest Products—0.5%
Appleton Papers, Inc. 11.250%, 12/15/15	3,000,000	2,782,500
Celulosa Arauco y Constitucion S.A. (144A) 4.750%, 01/11/22	540,000	552,773
NewPage Corp. 11.375%, 12/31/14 (a)	1,485,000	994,950
Verso Paper Holdings, LLC 8.750%, 02/01/19	800,000	440,000

		4,770,223

Pharmaceuticals—0.3%
Abbott Laboratories 5.125%, 04/01/19	60,000	70,771
Pfizer, Inc. 6.200%, 03/15/19	690,000	863,467
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	820,000	999,988

MSF-213

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—(Continued)
Wyeth 5.500%, 03/15/13 (b)	$50,000	$52,411
5.950%, 04/01/37	500,000	633,424

		2,620,061

Professional Services—0.1%
Altegrity, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,364,400

Real Estate Investment Trusts—0.0%
Boston Properties, L.P. 6.250%, 01/15/13	16,000	16,626

Real Estate Management & Development—0.2%
Realogy Corp. (144A) 11.000%, 04/15/18	2,000,000	1,600,000

Road & Rail—0.9%
Florida East Coast Railway Corp. 8.125%, 02/01/17	2,000,000	2,040,000
Kansas City Southern de Mexico S.A. de C.V. 6.125%, 06/15/21 (a)	4,390,000	4,724,737
12.500%, 04/01/16 (a)	1,603,000	1,847,458
RailAmerica, Inc. 9.250%, 07/01/17	141,000	148,579

		8,760,774

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 10.125%, 12/15/16	10,000	10,675
Freescale Semiconductor, Inc. (144A) 9.250%, 04/15/18	750,000	821,250
National Semiconductor Corp. 6.600%, 06/15/17	160,000	197,381

		1,029,306

Specialty Retail—0.0%
Limited Brands, Inc. 6.950%, 03/01/33 (a)	60,000	57,600

Textiles, Apparel & Luxury Goods—0.1%
Oxford Industries, Inc. 11.375%, 07/15/15	1,360,000	1,470,500

Tobacco—1.0%
Alliance One International, Inc. 10.000%, 07/15/16	3,850,000	3,869,250
Altria Group, Inc. 4.750%, 05/05/21	1,710,000	1,838,135
8.500%, 11/10/13	840,000	938,618
Philip Morris International, Inc. 2.900%, 11/15/21	1,240,000	1,222,745
4.500%, 03/20/42	760,000	749,764
Reynolds American, Inc. 6.750%, 06/15/17	575,000	684,973
7.250%, 06/01/12	360,000	363,341

		9,666,826

Security Description	Par Amount	Value

Trading Companies & Distributors—0.1%
H&E Equipment Services, Inc. 8.375%, 07/15/16	$500,000	$515,000

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 5.000%, 03/30/20	730,000	811,757
5.625%, 11/15/17	540,000	628,721
Cellco Partnership, Inc. 8.500%, 11/15/18	220,000	302,065
Cricket Communications, Inc. 7.750%, 05/15/16	645,000	680,475
Rogers Communications, Inc. 6.800%, 08/15/18	480,000	597,458

		3,020,476

Yankee—0.2%
BBVA U.S. Senior SAU 3.250%, 05/16/14	1,710,000	1,704,831
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	272,250

		1,977,081

Total Corporate Bonds & Notes (Identified Cost $440,532,016)		437,494,741

U.S. Treasury & Government Agencies—30.8%

Agency Sponsored Mortgage-Backed—18.1%
Fannie Mae 15 Yr. 2.500%, TBA	16,200,000	16,408,406
Fannie Mae 15 Yr. Pool 6.500%, 09/01/16	17,269	19,032
6.500%, 01/01/17	15,700	17,303
Fannie Mae 20 Yr. Pool 4.500%, 04/01/31	522,346	556,146
4.500%, 05/01/31	1,488,837	1,585,177
4.500%, 06/01/31	525,994	560,029
8.500%, 08/01/19	31,408	35,876
Fannie Mae 30 Yr. Pool 4.000%, 09/01/41	13,319,963	13,980,859
4.000%, 10/01/41	940,196	986,846
4.000%, 11/01/41	1,158,613	1,216,099
4.500%, 04/01/41	2,900,000	3,084,422
4.500%, 10/01/41	6,654,522	7,092,221
5.000%, 01/01/39	59,195	64,990
5.000%, 08/01/39	134,767	147,961
5.000%, 11/01/39	26,704	29,318
5.000%, 12/01/39	75,939	83,374
5.000%, 05/01/40	341,181	374,583
5.000%, 07/01/40	140,242	153,972
5.000%, 11/01/40	3,515,550	3,859,716
5.000%, 01/01/41	90,619	99,491
5.000%, 02/01/41	196,002	215,191
5.000%, 04/01/41	361,976	397,413
5.000%, 05/01/41	7,397,914	8,122,158
5.000%, 06/01/41	581,188	638,085
5.500%, 12/01/16	28,594	31,180

MSF-214

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 11/01/36	$122,392	$133,661
5.500%, 05/01/41	10,500,000	11,422,031
6.000%, 03/01/32	16,557	18,497
6.000%, 04/01/32	272,224	304,118
6.500%, 03/01/16	2,050	2,259
6.500%, 12/01/16	19,128	21,081
6.500%, 08/01/31	1,514	1,724
6.500%, 10/01/31	3,582	4,080
6.500%, 03/01/32	28,493	32,453
6.500%, 11/01/34	14,235	16,137
6.500%, 02/01/36	6,249	7,019
6.500%, 04/01/36	179,307	201,424
6.500%, 11/01/36	183,461	206,091
6.500%, 06/01/37	177,881	200,489
6.500%, 10/01/39	10,671,173	11,987,428
7.000%, 05/01/26	3,011	3,464
7.000%, 07/01/30	323	375
7.000%, 12/01/30	414	480
7.000%, 01/01/31	527	611
7.000%, 07/01/31	3,128	3,627
7.000%, 09/01/31	14,612	16,941
7.000%, 10/01/31	6,356	7,368
7.000%, 11/01/31	4,888	5,667
7.000%, 01/01/32	25,545	29,612
7.000%, 02/01/32	8,154	9,453
7.000%, 04/01/32	75,737	87,797
7.500%, 12/01/29	1,220	1,330
7.500%, 02/01/30	1,456	1,688
7.500%, 06/01/30	2,940	3,124
7.500%, 08/01/30	104	108
7.500%, 09/01/30	2,027	2,422
7.500%, 11/01/30	23,114	25,605
7.500%, 02/01/31	6,945	7,413
7.500%, 07/01/31	32,380	35,697
8.000%, 08/01/27	2,928	3,453
8.000%, 07/01/30	2,004	2,427
8.000%, 09/01/30	891	1,010
8.000%, 01/01/31	80,307	97,316
Fannie Mae REMICS 0.592%, 05/25/34 (b)	639,152	638,572
6.258%, 10/25/40 (b) (d)	2,308,109	317,308
6.288%, 12/25/40 (b) (d)	5,649,630	814,832
6.308%, 10/25/41 (b) (d)	6,560,953	1,091,336
6.438%, 07/25/41 (b) (d)	2,051,037	307,515
9.750%, 11/25/18	1,202,670	1,398,621
9.750%, 08/25/19	406,842	468,214
10.400%, 04/25/19	661	727
FHLMC Multifamily Structured Pass-Through Certificates 1.056%, 01/25/20 (b) (d)	216,019	13,674
1.237%, 04/25/20 (b) (d)	520,262	37,491
1.279%, 04/25/21 (b) (d)	4,712,770	410,718
1.416%, 06/25/46 (b) (d)	14,553,872	1,251,093
1.514%, 08/25/20 (b) (d)	305,748	26,850
1.565%, 02/25/18 (b) (d)	15,612,347	1,181,867
1.586%, 10/25/21 (b) (d)	6,474,720	733,819
1.609%, 12/25/21 (b) (d)	2,340,000	239,806
1.680%, 07/25/21 (b) (d)	4,419,590	517,136

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
FHLMC Multifamily Structured Pass-Through Certificates 1.681%, 06/25/20 (b) (d)	$769,453	$76,773
2.094%, 05/25/18 (b) (d)	6,677,595	698,127
Freddie Mac 15 Yr. Gold Pool 7.000%, 02/01/15	4,652	4,989
7.000%, 05/01/16	17,636	19,081
Freddie Mac 30 Yr. 4.000%, TBA	200,000	208,687
5.500%, TBA	100,000	108,500
Freddie Mac 30 Yr. Gold Pool 5.000%, 12/01/34	56,316	60,797
5.000%, 11/01/36	420,121	453,160
5.000%, 11/01/41	2,810,711	3,033,503
5.500%, 11/01/35	80,610	87,966
5.500%, 11/01/37	57,437	62,606
5.500%, 01/01/38	99,344	108,130
5.500%, 04/01/38	195,471	212,757
6.000%, 12/01/36	7,997	8,842
6.000%, 02/01/37	283,483	313,410
6.000%, 06/01/38	1,173,972	1,298,835
6.000%, 11/01/39	14,628,316	16,195,326
6.500%, 09/01/31	83,078	94,564
Freddie Mac ARM Non-Gold Pool 2.342%, 02/01/37 (b)	39,945	42,098
2.370%, 04/01/37 (b)	85,121	91,049
2.837%, 02/01/36 (b)	124,110	132,708
3.142%, 03/01/37 (b)	139,879	149,500
5.371%, 05/01/37 (b)	99,215	104,429
5.546%, 01/01/38 (b)	107,835	115,535
5.880%, 05/01/37 (b)	111,272	116,751
Freddie Mac REMICS 0.592%, 04/15/33 (b)	444,346	443,896
11.565%, 06/15/21 (d)	29	708
Ginnie Mae 0.572%, 10/20/60 (b)	3,698,564	3,643,086
0.715%, 02/20/61 (b)	339,731	335,000
0.742%, 03/20/61 (b)	96,928	96,106
0.765%, 01/20/61 (b)	161,797	160,182
1.244%, 05/20/60 (b)	2,043,126	2,078,881
1.405%, 11/20/59 (b)	6,499,164	6,580,805
5.758%, 03/16/41 (b) (d)	246,658	33,000
6.258%, 03/20/39 (b) (d)	844,542	133,774
6.308%, 11/20/38 (b) (d)	4,758,915	746,955
6.388%, 11/20/38 (b) (d)	574,178	78,312
6.408%, 01/20/40 (b) (d)	3,233,863	552,937
6.458%, 12/16/36 (b) (d)	1,672,501	317,960
Ginnie Mae 30 Yr. 4.000%, TBA	3,500,000	3,754,844
4.500%, TBA	13,700,000	14,900,891
5.000%, TBA	9,700,000	10,705,250
5.500%, TBA	400,000	444,500
6.000%, TBA	3,900,000	4,389,219
Ginnie Mae I 30 Yr. Pool 4.000%, 01/15/41	98,343	105,788
5.000%, 01/15/40	499,844	555,855
5.500%, 04/20/41	81,261	90,404
6.000%, 07/15/38	78,021	88,084
6.500%, 09/15/28	2,567	2,996

MSF-215

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.500%, 10/15/28	$1,724	$2,013
6.500%, 01/15/29	41,715	48,700
6.500%, 02/15/29	44,095	51,480
6.500%, 06/15/29	15,775	18,416
6.500%, 10/15/30	7,331	8,558
6.500%, 02/15/31	3,475	4,039
7.000%, 06/15/28	27,852	32,903
7.000%, 07/15/29	1,879	2,225
Ginnie Mae II 30 Yr. Pool 4.500%, 01/20/40	81,600	88,916
4.500%, 05/20/40	85,082	92,711
4.500%, 07/20/40	83,738	91,245
4.500%, 03/20/41	87,564	95,552
5.000%, 07/20/40	1,504,872	1,658,707
5.000%, 08/20/40	1,410,180	1,555,192
5.000%, 09/20/40	154,456	170,339
5.000%, 11/20/40	75,311	83,056
5.500%, 08/20/37	305,124	339,457
5.500%, 12/20/40	70,246	78,304
5.500%, 01/20/41	137,126	152,598
6.000%, 08/20/40	74,777	84,426
6.000%, 11/20/40	975,522	1,102,005
6.500%, 10/20/37	47,338	54,289
Ginnie Mae II ARM Pool 1.660%, 01/20/60 (b)	1,081,887	1,099,264
1.916%, 05/20/60 (b)	922,456	940,917

		176,007,775

Federal Agencies—4.7%
Farmer Mac Guaranteed Notes Trust 2007-1 (144A) 5.125%, 04/19/17	4,100,000	4,817,205
Federal Home Loan Bank 0.180%, 12/27/12	9,000,000	8,998,056
0.375%, 02/24/14	2,450,000	2,449,066
0.400%, 02/26/14	3,090,000	3,089,472
3.625%, 10/18/13	640,000	672,079
5.500%, 07/15/36	1,990,000	2,496,566
Federal Home Loan Mortgage Corp. 0.400%, 07/26/13 (b)	1,470,000	1,469,965
5.125%, 07/15/12	9,000,000	9,130,644
Federal National Mortgage Association Zero Coupon, 10/09/19	1,670,000	1,291,446
0.500%, 12/28/15 (b)	2,580,000	2,579,840
6.250%, 05/15/29	1,890,000	2,565,331
7.000%, 11/01/31	64,688	74,998
Tennessee Valley Authority 3.875%, 02/15/21	150,000	167,466
4.625%, 09/15/60	1,260,000	1,375,193
5.250%, 09/15/39	750,000	899,253
5.980%, 04/01/36	2,490,000	3,235,426

		45,312,006

U.S. Treasury—8.0%
U.S. Treasury Bonds 4.375%, 05/15/40	3,180,000	3,821,466

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 4.375%, 05/15/41 (a)	$1,360,000	$1,634,976
4.750%, 02/15/41	21,510,000	27,415,162
U.S. Treasury Inflation Protected Notes (TIPS) 2.000%, 04/15/12	5,908,137	5,921,524
U.S. Treasury Notes 0.125%, 08/31/13 (a)	30,000	29,932
0.250%, 01/31/14	820,000	818,815
0.250%, 01/15/15	560,000	556,325
0.500%, 05/31/13	80,000	80,231
1.000%, 05/15/14	120,000	121,575
1.000%, 08/31/16	4,510,000	4,529,380
1.000%, 03/31/17	1,310,000	1,307,237
1.375%, 02/15/13	3,800,000	3,838,148
1.375%, 02/28/19 (a)	10,650,000	10,498,568
1.500%, 06/30/16	2,080,000	2,135,087
1.875%, 02/28/14	900,000	926,156
2.000%, 11/15/21	5,920,000	5,827,962
2.000%, 02/15/22 (a)	8,980,000	8,807,413

		78,269,957

Total U.S. Treasury & Government Agencies (Identified Cost $292,268,453)		299,589,738

Mortgage-Backed Securities—6.7%

Collateralized-Mortgage Obligation—5.6%
American Home Mortgage Investment Trust 0.462%, 06/25/45 (b)	1,216,646	954,492
0.532%, 11/25/45 (b)	1,013,549	669,848
Banc of America Funding Corp. 0.412%, 05/20/36 (b)	847,785	680,271
Banc of America Mortgage Securities, Inc. 2.759%, 09/25/35 (b)	351,523	297,956
5.252%, 12/25/34 (b)	33,437	30,919
Bear Stearns Adjustable Rate Mortgage Trust 2.689%, 10/25/35 (b)	2,699,996	2,169,231
Bear Stearns Asset Backed Securities Trust 0.472%, 04/25/36 (b)	1,765,021	828,782
Citigroup Mortgage Loan Trust, Inc. 2.892%, 12/25/35 (b)	3,662,173	1,841,150
Countrywide Alternative Loan Trust 0.472%, 07/20/35 (b)	209,403	125,360
0.512%, 01/25/36 (b)	506,001	341,799
5.500%, 10/25/33	24,313	25,570
Countrywide Home Loan Mortgage Pass-Through Trust 2.552%, 11/25/34 (b)	226,302	131,424
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.602%, 03/25/35 (b)	407,061	318,647
0.662%, 11/25/34 (b)	215,269	170,673
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.011%, 08/25/35 (b)	98,640	59,636
Downey Savings & Loan Association Mortgage Loan Trust 0.452%, 03/19/45 (b)	348,524	234,371
1.079%, 03/19/46 (b)	220,874	110,295

MSF-216

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
GSR Mortgage Loan Trust 2.937%, 10/25/35 (b)	$863,642	$610,610
Harborview Mortgage Loan Trust 0.462%, 07/19/47 (b)	4,867,975	3,266,878
0.492%, 01/19/36 (b)	1,761,206	1,068,089
0.592%, 01/19/35 (b)	393,396	251,474
0.642%, 11/19/34 (b)	431,755	281,353
1.238%, 11/25/47 (b)	3,293,504	2,314,388
Impac Secured Assets CMN Owner Trust 0.562%, 03/25/36 (b)	1,655,920	793,356
0.592%, 08/25/36 (b)	335,195	299,280
IndyMac INDA Mortgage Loan Trust 5.645%, 11/25/37 (b)	1,899,264	1,519,932
IndyMac Index Mortgage Loan Trust 0.452%, 05/25/46 (b)	407,883	262,471
0.602%, 01/25/35 (b)	875,198	516,614
2.615%, 03/25/35 (b)	1,038,110	740,099
4.914%, 08/25/37 (b)	3,686,558	2,526,992
JPMorgan Mortgage Trust 6.500%, 01/25/36	197,380	193,323
Luminent Mortgage Trust 0.432%, 05/25/46 (b)	2,061,152	1,024,966
MASTR Adjustable Rate Mortgages Trust (144A) 2.754%, 11/25/35 (b)	116,377	64,372
MASTR Seasoned Securitization Trust 3.807%, 10/25/32 (b)	415,065	373,984
Merit Securities Corp. (144A) 1.741%, 09/28/32 (b)	209,704	205,172
Merrill Lynch Mortgage Investors, Inc. 5.031%, 05/25/34 (b)	405,942	405,977
Morgan Stanley Mortgage Loan Trust 0.562%, 01/25/35 (b)	1,433,739	1,100,472
2.757%, 03/25/36 (b)	300,139	166,515
Novastar Mortgage-Backed Notes 0.432%, 09/25/46 (b)	1,937,915	1,429,156
Prime Mortgage Trust (144A) 6.000%, 05/25/35	4,520,658	3,701,413
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	1,447,366	1,422,822
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	5,423,904	4,670,578
RBSGC Mortgage Pass-Through Certificates 0.692%, 01/25/37 (b)	2,242,269	1,028,421
Sequoia Mortgage Trust 1.278%, 06/20/33 (b)	156,910	133,879
Structured Adjustable Rate Mortgage Loan Trust 0.562%, 10/25/35 (b)	176,456	108,616
2.573%, 01/25/35 (b)	1,299,266	1,079,482
5.246%, 09/25/35 (b)	1,921,203	1,413,506
Structured Asset Mortgage Investments, Inc. 0.452%, 05/25/46 (b)	376,174	180,198
2.587%, 08/25/35 (b)	168,102	135,987
Voyager DWNYS Delaware Trust (144A) 1.079%, 03/20/47 (b) (d)	147,014	8,972
WaMu Mortgage Pass-Through Certificates 0.512%, 12/25/45 (b)	1,495,679	1,215,143

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates 0.522%, 11/25/45 (b)	$2,414,944	$1,726,694
0.532%, 07/25/45 (b)	43,634	34,800
0.532%, 10/25/45 (b)	1,389,474	1,109,875
0.969%, 07/25/47 (b)	404,142	141,977
2.365%, 09/25/36 (b)	2,142,966	1,550,159
2.474%, 07/25/47 (b)	4,685,052	2,827,218
2.492%, 10/25/34 (b)	2,044,939	1,967,647
2.520%, 09/25/36 (b)	1,093,366	767,096
Wells Fargo Mortgage-Backed Securities Trust 2.682%, 06/25/35 (b)	216,815	208,146
2.697%, 04/25/36 (b)	316,507	240,196
2.717%, 10/25/35 (b)	244,043	230,131

		54,308,853

Commercial Mortgage-Backed Securities—1.1%
Americold LLC Trust (144A) 4.954%, 01/14/29	600,000	666,240
Banc of America Merrill Lynch Commercial Mortgage, Inc. 4.727%, 07/10/43	175,000	181,895
5.421%, 09/10/45 (b)	359,000	381,917
Credit Suisse Mortgage Capital Certificates 5.419%, 02/15/39 (b)	1,260,000	1,410,637
DBUBS Mortgage Trust (144A) 1.651%, 08/10/44 (b)	3,777,026	209,576
First Union National Bank Commercial Mortgage 1.384%, 05/17/32 (b) (d)	1,739,089	51,639
GE Capital Commercial Mortgage Corp. 5.543%, 12/10/49	750,000	815,002
Greenwich Capital Commercial Funding Corp. 6.079%, 07/10/38 (b)	900,000	1,019,494
GS Mortgage Securities Corp. II (144A) 1.777%, 08/10/44 (b)	1,412,277	131,623
JPMorgan Chase Commercial Mortgage Securities Corp. 5.336%, 05/15/47	280,000	306,679
5.440%, 05/15/45	312,000	334,178
5.816%, 06/15/49 (b)	200,000	213,081
Merrill Lynch Mortgage Trust 5.660%, 05/12/39 (b)	1,103,000	1,250,100
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.737%, 06/12/50 (b)	2,560,000	2,774,111
5.966%, 08/12/49 (b)	235,000	260,122
Morgan Stanley Capital I 5.731%, 10/15/42 (b)	660,000	741,835
WF-RBS Commercial Mortgage Trust (144A) 1.172%, 02/15/44 (b) (d)	4,577,415	248,041

		10,996,170

Total Mortgage-Backed Securities (Identified Cost $78,347,894)		65,305,023

MSF-217

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Government—3.7%

Security Description	Par Amount	Value

Sovereign—3.7%
Brazil Notas do Tesouro Nacional (Series F) 10.000%, 01/01/17 (BRL)	$17,863,000	$9,773,105
Japan Bank for International Cooperation 2.875%, 02/02/15	1,580,000	1,666,559
Japan Finance Organization for Municipalities 4.000%, 01/13/21 (a)	1,900,000	2,106,767
Malaysia Government Bond 3.835%, 08/12/15 (MYR)	6,480,000	2,154,471
4.262%, 09/15/16 (MYR)	1,835,000	621,521
Mexican Bonos 8.000%, 06/11/20 (MXN)	137,954,000	12,160,349
Mexico Government International Bond 5.625%, 01/15/17	1,430,000	1,653,795
5.875%, 01/15/14	230,000	249,205
6.750%, 09/27/34	3,390,000	4,356,150
Russian Federation 11.000%, 07/24/18	595,000	834,488
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (e)	9,300	11,125

Total Foreign Government (Identified Cost $35,964,467)		35,587,535

Asset-Backed Securities—3.3%

Asset Backed—Automobile—0.3%
Avis Budget Rental Car Funding AESOP, LLC (144A) 2.802%, 05/20/18 (b)	675,000	674,596
3.150%, 03/20/17	230,000	237,143
4.640%, 05/20/16	500,000	538,413
Hertz Vehicle Financing, LLC (144A) 5.290%, 03/25/16	1,180,000	1,293,178

		2,743,330

Asset Backed—Home Equity—0.3%
Accredited Mortgage Loan Trust 0.482%, 09/25/35 (b)	84,734	80,079
ACE Securities Corp. 0.582%, 01/25/36 (b)	644,384	36,828
Asset Backed Securities Corp. 3.092%, 04/15/33 (b)	39,443	29,816
Bear Stearns Asset Backed Securities Trust 0.612%, 01/25/34 (b)	30,520	22,831
EMC Mortgage Loan Trust (144A) 0.692%, 05/25/43 (b)	1,390,499	1,078,506
0.942%, 01/25/41 (b)	559,380	434,509
IndyMac Seconds Asset Backed Trust 0.372%, 06/25/36 (b)	2,498,048	466,258
Morgan Stanley Mortgage Loan Trust 0.392%, 03/25/36 (b)	1,178,361	251,921
Structured Asset Securities Corp. 0.522%, 04/25/35 (b)	80,239	71,686
Structured Asset Securities Corp. (144A) 0.352%, 02/25/36 (b)	1,464,579	127,246

		2,599,680

Security Description	Par Amount	Value

Asset Backed—Other—1.7%
ACE Securities Corp. 0.372%, 02/25/31 (b)	$583,675	$478,433
Amortizing Residential Collateral Trust 0.742%, 10/25/34 (b)	1,222,024	1,061,692
2.042%, 08/25/32 (b)	92,596	40,481
Bear Stearns Asset Backed Securities Trust 6.000%, 10/25/36	3,336,189	2,384,804
Conseco Financial Corp. 7.070%, 01/15/29	15,999	17,288
Countrywide Asset Backed Certificates 1.492%, 06/25/34 (b)	401,581	130,676
Countrywide Home Equity Loan Trust 0.382%, 07/15/36 (b)	1,076,284	693,228
Countrywide Home Equity Loan Trust (144A) 0.542%, 12/15/33 (b)	466,875	306,496
First Horizon Asset Backed Trust 0.402%, 10/25/34 (b)	189,759	120,086
Greenpoint Manufactured Housing 2.246%, 11/22/31 (b)	475,000	394,918
3.007%, 03/18/29 (b)	700,000	545,168
3.731%, 06/19/29 (b)	375,000	270,636
3.746%, 02/20/30 (b)	350,000	254,166
3.751%, 03/13/32 (b)	750,000	565,538
3.755%, 02/20/32 (b)	525,000	398,070
GSAMP Trust 0.332%, 05/25/36 (b)	777,757	79,749
0.342%, 01/25/36 (b)	113,008	12,198
0.892%, 06/25/34 (b)	670,000	446,221
GSRPM Mortgage Loan Trust (144A) 0.542%, 03/25/35 (b)	1,396,041	1,137,328
Indymac Residential Asset Backed Trust 0.412%, 04/25/36 (b)	333,566	117,510
Lehman XS Trust 0.452%, 09/25/46 (b)	590,764	281,836
Long Beach Mortgage Loan Trust 0.762%, 01/21/31 (b)	26,264	16,609
Mid-State Trust 7.340%, 07/01/35	389,523	405,210
Origen Manufactured Housing 3.748%, 04/15/37 (b)	3,037,983	1,776,385
3.748%, 10/15/37 (b)	3,025,000	1,787,939
RAAC Series (144A) 0.492%, 02/25/37 (b)	1,112,089	954,967
SACO I, Inc. 0.502%, 06/25/36 (b)	814,978	416,385
0.582%, 03/25/36 (b)	242,200	116,433
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (c)	35,690	0
7.750%, 04/27/33 (c)	10,486	0
Structured Asset Securities Corp. 0.572%, 02/25/35 (b)	2,133,899	1,774,600

		16,985,050

Asset Backed—Student Loan—1.0%
Education Funding Capital Trust I 1.742%, 12/15/42 (b)	750,000	689,005
Keycorp Student Loan Trust 0.820%, 10/25/32 (b)	1,266,042	1,181,674

MSF-218

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)
Security Description	Shares/Par Amount	Value

Asset Backed—Student Loan—(Continued)
Nelnet Student Loan Trust 0.698%, 03/22/32 (b)	$6,650,000	$5,337,491
Northstar Education Finance, Inc. 1.373%, 10/30/45 (b)	100,000	54,750
Pennsylvania Higher Education Assistance Agency 1.741%, 07/25/42 (b)	1,500,000	1,350,013
SLM Student Loan Trust (144A) 0.764%, 12/15/25 (b)	750,000	710,223
1.224%, 03/15/33 (b)	469,950	459,663

		9,782,819

Total Asset-Backed Securities (Identified Cost $40,936,704)		32,110,879

Municipal Bonds & Notes—1.5%

Collateralized-Mortgage Obligation—0.2%
Virginia Housing Development Authority 6.000%, 06/25/34	1,940,705	2,011,404

Municipal Agency—1.3%
Los Angeles Department of Water & Power 6.574%, 07/01/45	500,000	669,355
Municipal Electric Authority of Georgia 6.637%, 04/01/57	510,000	567,202
6.655%, 04/01/57	280,000	309,876
Northstar Education Finance, Inc. 1.471%, 01/29/46 (b)	100,000	79,205
Pennsylvania Higher Education Assistance Agency 13.272%, 05/01/46 (b)	3,400,000	3,146,925
13.279%, 05/01/46 (b)	500,000	462,499
13.448%, 05/01/46 (b)	1,900,000	1,757,663
Santa Clara Valley Transportation Authority 5.876%, 04/01/32	880,000	1,063,383
State of California 7.300%, 10/01/39	790,000	989,151
State of Illinois 5.665%, 03/01/18	730,000	796,248
5.877%, 03/01/19	760,000	835,901
Student Loan Funding Corp. 0.280%, 09/01/47 (b)	2,250,000	2,037,724

		12,715,132

Total Municipal Bonds & Notes (Identified Cost $13,880,247)		14,726,536

Preferred Stock—0.6%

Diversified Financial Services—0.6%
Citigroup Capital XIII	122,350	3,327,920
GMAC Capital Trust I	85,000	1,964,350

Total Preferred Stock (Identified Cost $5,668,386)		5,292,270

Common Stock—0.3%
Security Description	Shares/Par Amount	Value

Chemicals—0.1%
Georgia Gulf Corp. (a) (f)	38,928	$1,357,809

Marine—0.1%
DeepOcean Group Holding AS (f)	44,743	715,888

Media—0.1%
Charter Communications, Inc. (a) (f)	15,892	1,008,347

Total Common Stock (Identified Cost $2,541,264)		3,082,044

Term Loans—0.3%

Hotels, Restaurants & Leisure—0.1%
El Pollo Loco, Inc. 9.250%, 07/14/17 (b)	$327,525	327,525

IT Services—0.2%
First Data Corp. 2.992%, 09/24/14	1,270,273	1,225,515
4.242%, 03/24/18	1,047,353	956,757

		2,182,272

Total Term Loans (Identified Cost $2,579,082)		2,509,797

Convertible Preferred Stock—0.0%

Diversified Financial Services—0.0%
Citigroup Capital XII (a)	2,025	51,840

Total Convertible Preferred Stock (Identified Cost $53,561)		51,840

Warrants—0.0%

Energy Equipment & Services—0.0%
SemGroup Corp., expires 11/30/14, strike $25.00 (f)	3,141	23,306

Yankee—0.0%
Republic of Venezuela (Oil-Linked Payment Obligation), expires 04/15/20 (f)	4,550	131,950

Total Warrants (Identified Cost $24,795)		155,256

Options Purchased—0.0%

Call Options—0.0%
U.S. Treasury Notes 10 Year Futures @ 131, Expires 04/20/12	460,000	71,875
USD Currency, Strike Price CAD 1.00, Expires 05/25/12 (Counterparty- JPMorgan Securities)	54,000	60,688
USD Currency, Strike Price AUD 1.028, Expires 5/25/12 (Counterparty-JPMorgan Securities)	46,000	77,701

		210,264

MSF-219

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Options Purchased—(Continued)

Security Description	Shares/Par Amount	Value

Put Options—0.0%
EuroDollar Futures @ 99.5, Expires 06/18/12	1,807,500	$63,262

Total Options Purchased (Identified Cost $472,415)		273,526

Short Term Investments—23.3%

Discount Notes—2.3%
Federal Home Loan Mortgage Corp. 0.076%, 06/05/12	$150,000	149,970
0.118%, 08/21/12 (a)	10,990,000	10,985,665
Federal National Mortgage Association 0.062%, 05/09/12	10,990,000	10,989,130

		22,124,765

Mutual Funds—9.2%
State Street Navigator Securities Lending Prime Portfolio (g)	89,648,165	89,648,165

Repurchase Agreement—11.8%
Barclays Capital Repurchase Agreement dated 03/30/12 at 0.060% to be repurchased at $48,853,244 on 04/02/12, collateralized by $48,321,000 U.S. Treasury Note at 1.500% due 06/30/16 with a value of $49,829,050.	48,853,000	48,853,000
Royal Bank of Scotland Repurchase Agreement dated 03/30/12 at 0.060% to repurchased at $65,947,330 on 04/02/12, collateralized by $56,970,000 Federal Farm Credit Bank at 4.875% due 01/17/17 with a value of $67,438,238.	65,947,000	65,947,000

		114,800,000

Total Short Term Investments (Identified Cost $226,572,930)		226,572,930

Total Investments—115.5% (Identified Cost $1,139,842,214) (h)		1,122,752,115
Liabilities in excess of other assets		(149,813,088)

Net Assets—100.0%		$972,939,027

(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $88,634,859 and the collateral received consisted of cash in the amount of $89,648,165 and non-cash collateral with a value of $997,523. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. Rate disclosed is as of March 31, 2012.
(f)	Non-Income Producing.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,139,842,214. The aggregate unrealized appreciation and depreciation of investments was $ 34,982,178 and $(52,072,277), respectively, resulting in net unrealized depreciation of $(17,090,099) for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $110,951,308, which is 11.4% of net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TIPS)—	A Treasury Inflation Protected Security is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit

Forward Contracts
Forward Foreign Currency Contracts	Counterparty	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sold)	Citibank N.A.	5/16/2012	3,003,526	$3,185,840	$3,096,245	$89,595
Australian Dollar (sold)	Citibank N.A.	5/16/2012	9,027,234	9,600,463	9,305,906	294,557
Brazilian Real (bought)	JPMorgan Chase Bank N.A.	5/16/2012	31,905,940	18,192,462	17,319,301	(873,161)
Brazilian Real (sold)	Citibank N.A.	5/16/2012	20,350,000	11,390,988	11,114,823	276,165
Euro (sold)	Citibank N.A.	5/16/2012	6,303,000	8,313,928	8,407,995	(94,067)
Euro (sold)	Citibank N.A.	5/16/2012	13,862,004	18,083,677	18,491,458	(407,781)
Euro (sold)	JPMorgan Chase Bank N.A.	5/16/2012	6,338,000	8,362,484	8,454,684	(92,200)
Euro (sold)	UBS AG	5/16/2012	5,003,199	6,573,854	6,674,103	(100,249)
Singapore Dollar (bought)	Citibank N.A.	5/16/2012	10,799,000	8,650,965	8,591,175	(59,790)

Net Unrealized Depreciation						$(966,931)

MSF-220

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes 10 Year Futures	Chicago Board of Trade	6/20/2012	696	$91,263,910	$90,121,125	$(1,142,785)
U.S. Treasury Ultra Long Bonds Futures	Chicago Board of Trade	6/20/2012	248	38,958,658	37,440,250	(1,518,408)

Futures Contracts-Short
U.S. Treasury Notes 2 Year Futures	Chicago Board of Trade	6/29/2012	(128)	(28,197,834)	(28,178,000)	19,834
U.S. Treasury Notes 5 Year Futures	Chicago Board of Trade	6/29/2012	(635)	(78,227,577)	(77,812,305)	415,272
U.S. Treasury Bonds 30 Year Futures	Chicago Board of Trade	6/20/2012	(863)	(118,722,961)	(118,878,250)	(155,289)

Net Unrealized Depreciation						$(2,381,376)

Options Written
Options Written-Call	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of March 31, 2012	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures @ 132	JPMorgan Securities	4/20/2012	(460)	$(41,630)	$(14,375)	$27,255

Options Written-Puts
EuroDollar Futures @ 99.25	JPMorgan Securities	6/18/2012	(723)	(88,025)	(18,075)	69,950

Total Options Written				$(129,655)	$(32,450)	$97,205

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premium Paid	Net Unrealized Appreciation
JPMorgan Chase Bank N.A.	3 Month LIBOR	Pay	0.749%	03/19/2014	$800,000,000	$846,544	$0	$846,544

MSF-221

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$437,494,741	$—	$437,494,741
Total U.S. Treasury & Government Agencies*	—	299,589,738	—	299,589,738
Total Mortgage-Backed Securities*	—	65,305,023	—	65,305,023
Total Asset-Backed Securities*	—	32,110,879	—	32,110,879
Total Foreign Government*	—	35,587,535	—	35,587,535
Total Municipal Bonds & Notes*	—	14,726,536	—	14,726,536
Total Preferred Stock*	5,292,270	—	—	5,292,270
Common Stock
Chemicals	1,357,809	—	—	1,357,809
Marine	—	715,888	—	715,888
Media	1,008,347	—	—	1,008,347
Total Common Stock	2,366,156	715,888	—	3,082,044
Total Term Loans*	—	2,509,797	—	2,509,797
Options Purchased
Call Options	71,875	138,389	—	210,264
Put Options	63,262	—	—	63,262
Total Options Purchased	135,137	138,389	—	273,526
Total Warrants*	—	155,256	—	155,256
Total Convertible Preferred Stock*	51,840	—	—	51,840
Short Term Investments
Discount Notes	—	22,124,765	—	22,124,765
Mutual Funds	89,648,165	—	—	89,648,165
Repurchase Agreement	—	114,800,000	—	114,800,000
Total Short Term Investments	89,648,165	136,924,765	—	226,572,930
Total Investments	$97,493,568	$1,025,258,547	$—	$1,122,752,115

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$435,106	$—	$—	$435,106
Futures Contracts (Unrealized Depreciation)	(2,816,482)	—	—	(2,816,482)
Total Futures Contracts (Net Unrealized Depreciation)	(2,381,376)	—	—	(2,381,376)
Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	—	660,317	—	660,317
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,627,248)	—	(1,627,248)
Total Forward Contracts (Net Unrealized Depreciation)	—	(966,931)	—	(966,931)
Written Options
Call Options Written	(14,375)	—	—	(14,375)
Put Options Written	(18,075)	—	—	(18,075)
Total Written Options	(32,450)	—	—	(32,450)
Swap Agreements
Swap Contracts at Value (Assets)	—	846,544	—	846,544

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts and forward contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-222

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—82.3% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—26.4%
Fannie Mae 15 Yr. 2.500%, TBA	$16,300,000	$16,480,828
3.000%, TBA	51,200,000	52,999,997
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	227,628	248,323
5.000%, 03/01/18	485,990	531,619
6.500%, 04/01/13	3,815	3,940
6.500%, 07/01/13	2,517	2,603
6.500%, 06/01/17	205,666	227,370
7.000%, 12/01/14	5,976	6,301
7.000%, 07/01/15	1,544	1,650
7.500%, 02/01/16	39,258	39,996
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	2,354,435	2,506,785
4.500%, 12/01/31	2,865,544	3,050,966
Fannie Mae 30 Yr. 3.500%, TBA	6,000,000	6,143,438
4.000%, TBA	18,900,000	19,774,125
4.500%, TBA	12,300,000	13,062,985
6.500%, TBA	7,900,000	8,843,063
Fannie Mae 30 Yr. Pool 4.000%, 10/01/41	9,392,744	9,858,784
4.000%, 11/01/41	16,799,882	17,633,441
4.000%, 12/01/41	589,171	618,404
4.500%, 04/01/41	30,974,134	33,256,776
4.500%, 09/01/41	5,657,132	6,076,928
4.500%, 10/01/41	25,364,472	27,033,021
5.000%, 07/01/33	1,515,216	1,640,588
5.000%, 09/01/33	1,849,277	2,002,290
5.000%, 10/01/35	4,885,592	5,289,835
5.000%, 01/01/39	59,195	64,990
5.000%, 08/01/39	134,767	147,961
5.000%, 12/01/39	75,939	83,374
5.000%, 05/01/40	261,881	287,519
5.000%, 07/01/40	160,499	176,211
5.000%, 11/01/40	3,425,408	3,760,749
5.000%, 01/01/41	90,619	99,491
5.000%, 02/01/41	196,002	215,191
5.000%, 04/01/41	361,976	397,413
5.000%, 05/01/41	7,115,583	7,812,186
5.000%, 06/01/41	486,108	533,697
5.500%, 08/01/38	3,476,321	3,820,291
5.500%, 05/01/40	29,544,918	32,219,000
5.500%, 05/01/41	1,200,000	1,305,375
6.500%, 03/01/26	2,651	3,019
6.500%, 04/01/29	156,902	179,524
6.500%, 07/01/32	1,547,493	1,769,644
6.500%, 02/01/36	257,848	291,022
6.500%, 07/01/36	5,302,739	5,956,814
6.500%, 08/01/36	3,163,867	3,554,119
6.500%, 09/01/36	2,479,299	2,785,112
6.500%, 11/01/36	4,838,649	5,435,565
6.500%, 10/01/37	5,046	5,670
6.500%, 10/01/39	482,790	544,905
7.000%, 11/01/28	5,216	6,040
7.000%, 02/01/29	4,336	5,021
7.000%, 01/01/30	2,635	3,053
7.000%, 02/01/39	8,368,170	9,592,050

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.500%, 04/01/32	$15,666	$16,226
8.000%, 05/01/28	5,532	6,668
8.000%, 07/01/32	1,296	1,572
11.500%, 09/01/19	65	66
12.000%, 10/01/15	5,473	5,605
Fannie Mae ARM Pool 6.740%, 07/01/37 (a)	119,464	125,772
Fannie Mae Pool 6.500%, 12/01/27	5,985	6,884
6.500%, 05/01/32	130,028	143,490
12.000%, 01/15/16	380	434
12.500%, 09/20/15	310	349
12.500%, 01/15/16	2,343	2,636
Fannie Mae REMICS 5.500%, 07/25/41	6,356,288	7,467,198
5.500%, 04/25/42	8,500,000	9,631,840
6.258%, 10/25/40 (a) (b)	4,126,619	567,309
6.288%, 12/25/40 (a) (b)	7,883,204	1,136,975
6.308%, 10/25/41 (a) (b)	18,489,179	3,075,453
6.500%, 06/25/39	1,300,000	1,476,974
6.500%, 03/25/42	7,200,000	8,459,580
9.750%, 11/25/18	4,543,420	5,283,678
9.750%, 08/25/19	1,491,753	1,716,783
Fannie Mae Whole Loan 3.602%, 01/25/43 (a)	570,490	603,383
Freddie Mac 15 Yr. Gold Pool 6.500%, 08/01/13	1,736	1,801
Freddie Mac 30 Yr. 3.500%, TBA	10,900,000	11,133,328
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/33	118,770	130,040
5.500%, 12/01/38	3,895,190	4,239,651
6.500%, 03/01/26	1,795	2,058
6.500%, 09/01/39	1,876,904	2,115,868
8.000%, 12/01/19	4,823	4,901
8.000%, 09/01/30	10,102	12,243
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	9,720	10,801
Freddie Mac ARM Non-Gold Pool 2.342%, 02/01/37 (a)	29,051	30,617
2.750%, 01/01/35 (a)	39,750	42,581
5.371%, 05/01/37 (a)	72,309	76,109
5.880%, 05/01/37 (a)	80,925	84,910
Freddie Mac REMICS 4.500%, 04/15/32	304,579	335,390
6.000%, 05/15/36	1,984,963	2,312,446
8.500%, 06/15/21	60,256	68,538
Ginnie Mae 0.645%, 12/20/60 (a)	25,066,464	24,681,019
0.665%, 12/20/60 (a)	9,610,216	9,499,407
0.742%, 12/20/60 (a)	39,278,233	38,943,069
0.745%, 03/20/61 (a)	7,244,261	7,147,714
0.765%, 12/20/60 (a)	28,874,886	28,586,794
6.258%, 03/20/39 (a) (b)	2,111,823	334,508
6.308%, 11/20/38 (a) (b)	6,629,731	1,040,597
6.388%, 11/20/38 (a) (b)	1,583,536	215,978
6.408%, 01/20/40 (a) (b)	4,505,430	770,354

MSF-223

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae 30 Yr. 3.500%, TBA	$14,600,000	$15,213,656
4.000%, TBA	12,300,000	13,195,594
5.000%, TBA	17,800,000	19,657,875
5.500%, TBA	20,200,000	22,447,250
6.000%, TBA	5,800,000	6,525,000
Ginnie Mae I 30 Yr. Pool 6.000%, 03/15/33	2,323,829	2,663,138
6.500%, 06/15/31	14,243	16,628
6.500%, 08/15/34	366,443	427,812
7.500%, 01/15/29	12,776	14,050
7.500%, 09/15/29	4,961	5,937
7.500%, 02/15/30	4,548	5,426
7.500%, 09/15/30	15,656	16,313
8.500%, 05/15/18	12,939	12,987
8.500%, 06/15/25	67,713	80,785
9.000%, 12/15/16	7,051	7,382
Ginnie Mae II 30 Yr. Pool 4.500%, 01/20/40	3,100,805	3,378,815
4.500%, 05/20/40	4,424,290	4,820,959
4.500%, 07/20/40	4,438,102	4,836,010
4.500%, 09/20/40	85,169	92,805
4.500%, 11/20/40	783,869	855,373
4.500%, 12/20/40	1,948,314	2,126,038
4.500%, 01/20/41	613,490	669,452
4.500%, 03/20/41	30,858,250	33,673,132
5.000%, 07/20/40	711,480	784,643
5.000%, 08/20/40	3,525,449	3,887,981
6.000%, 11/20/34	5,322	6,019
6.000%, 06/20/35	9,583	10,837
6.000%, 09/20/38	6,536,581	7,359,584
6.000%, 05/20/40	499,378	563,034
6.000%, 06/20/40	1,397,788	1,575,964
6.000%, 08/20/40	621,722	701,944
6.000%, 09/20/40	1,724,280	1,947,845
6.000%, 10/20/40	1,084,819	1,225,473
6.000%, 11/20/40	1,186,443	1,340,274
6.000%, 01/20/41	1,269,179	1,433,737
6.000%, 03/20/41	5,089,660	5,749,572
6.500%, 10/20/37	1,590,541	1,824,103
NCUA Guaranteed Notes 2.900%, 10/29/20 (a)	30,000,000	31,477,800

		670,569,886

Federal Agencies—24.2%
Federal Farm Credit Bank 1.500%, 11/16/15 (c)	20,000,000	20,536,240
1.950%, 11/15/17	19,980,000	20,507,632
2.625%, 04/17/14	25,000,000	26,021,250
Federal Home Loan Bank 2.000%, 09/14/12	20,000,000	20,165,900
2.625%, 12/08/17	20,000,000	21,230,760
3.625%, 10/18/13 (c)	30,000,000	31,503,690
4.125%, 03/13/20 (c)	15,000,000	17,200,395
5.250%, 12/11/20 (c)	12,000,000	14,848,236
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	10,410,000	11,845,289

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 0.625%, 12/29/14 (c)	$10,000,000	$10,016,360
1.750%, 09/10/15	65,000,000	67,157,935
2.375%, 01/13/22	22,000,000	21,596,960
6.750%, 03/15/31	16,000,000	23,033,216
Federal National Mortgage Association Zero Coupon, 10/09/19	33,000,000	25,519,593
0.232%, 07/26/12 (a)	13,000,000	13,004,147
0.375%, 03/16/15 (c)	17,000,000	16,872,704
5.125%, 01/02/14	37,250,000	40,065,392
6.625%, 11/15/30	24,000,000	34,052,400
Financing Corp. Fico Zero Coupon, 12/27/18	16,254,000	14,060,182
Zero Coupon, 06/06/19	27,884,000	23,673,516
Zero Coupon, 09/26/19	14,535,000	12,179,894
Government Trust Certificate Zero Coupon, 10/01/16	8,567,000	7,935,355
National Archives Facility Trust 8.500%, 09/01/19	3,672,323	4,567,378
New Valley Generation II 5.572%, 05/01/20	12,226,106	14,133,378
Overseas Private Investment Corp. Zero Coupon, 11/18/13	5,000,000	5,030,450
Zero Coupon, 03/15/18	5,000,000	5,062,000
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/20	38,159,000	30,851,590
Tennessee Valley Authority 3.875%, 02/15/21 (c)	35,000,000	39,075,470
4.500%, 04/01/18	20,000,000	23,298,700

		615,046,012

U.S. Treasury—31.7%
U.S. Treasury Notes 0.125%, 08/31/13 (c)	21,000,000	20,973,718
0.250%, 10/31/13	89,000,000	88,916,518
0.375%, 03/15/15 (c)	12,000,000	11,954,064
0.500%, 10/15/14 (c)	291,000,000	291,295,656
0.875%, 12/31/16	39,000,000	38,795,874
1.000%, 03/31/17	33,340,000	33,269,686
1.500%, 07/31/16	85,500,000	87,724,368
1.750%, 10/31/18	54,000,000	54,856,386
4.250%, 08/15/14 (c)	53,000,000	57,757,598
4.250%, 11/15/14 (c)	111,000,000	121,839,816

		807,383,684

Total U.S. Treasury & Government Agencies (Identified Cost $2,074,368,392)		2,092,999,582

Corporate Bonds & Notes—13.0%

Capital Markets—1.5%
Citigroup Funding, Inc. 1.875%, 10/22/12	25,000,000	25,230,900
Postal Square, L.P. 6.500%, 06/15/22	11,020,860	13,250,084

		38,480,984

MSF-224

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Par Amount	Value

Commercial Banks—1.1%
Citibank N.A. 0.557%, 05/07/12 (a)	$13,650,000	$13,656,497
National Bank of Canada (144A) 2.200%, 10/19/16 (c)	13,000,000	13,353,912

		27,010,409

Consumer Finance—0.9%
Ally Financial, Inc. 0.474%, 12/19/12 (a)	22,485,000	22,524,349

Diversified Financial Services—7.4%
Citigroup, Inc. 2.125%, 04/30/12 (d)	33,000,000	33,047,322
COP I, LLC 3.650%, 12/05/21	12,192,446	13,007,268
General Electric Capital Corp. 2.200%, 06/08/12	17,000,000	17,064,141
2.625%, 12/28/12	20,000,000	20,354,140
JPMorgan Chase & Co. 0.723%, 12/26/12 (a)	17,000,000	17,062,067
Private Export Funding Corp. 2.250%, 12/15/17 (c)	40,000,000	41,594,320
3.050%, 10/15/14 (c)	20,000,000	21,164,920
3.550%, 04/15/13	25,000,000	25,832,300

		189,126,478

Thrifts & Mortgage Finance—2.1%
NCUA Guaranteed Notes 3.000%, 06/12/19	5,860,000	6,238,204
3.450%, 06/12/21	45,000,000	47,932,200

		54,170,404

Total Corporate Bonds & Notes (Identified Cost $329,744,754)		331,312,624

Mortgage-Backed Securities—4.6%

Collateralized-Mortgage Obligation—3.5%
American Home Mortgage Assets 0.432%, 09/25/46 (a)	1,234,177	700,709
0.432%, 12/25/46 (a)	3,554,868	1,730,702
Banc of America Funding Corp. 2.651%, 06/20/35 (a)	534,428	279,841
Banc of America Mortgage Securities, Inc. 5.018%, 07/25/35 (a)	263,410	211,222
Citigroup Mortgage Loan Trust, Inc. 4.700%, 10/25/35 (a)	501,055	446,750
Countrywide Alternative Loan Trust 0.442%, 07/20/46 (a)	6,073,181	2,479,880
0.472%, 07/20/35 (a)	1,846,347	1,105,325
0.532%, 05/25/34 (a)	5,025,814	4,214,537
Countrywide Home Loan Mortgage Pass-Through Trust (144A) 0.602%, 03/25/35 (a)	232,606	182,084
0.662%, 07/25/36 (a)	1,830,656	1,563,230
Deutsche Mortgage Securities, Inc. (144A) 5.248%, 06/26/35 (a)	4,870,000	4,733,304

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
FDIC Structured Sale Guaranteed Notes (144A) 0.550%, 02/25/48 (a)	$4,398,990	$4,400,032
First Horizon Alternative Mortgage Securities 0.612%, 02/25/37 (a)	475,305	252,676
GMAC Mortgage Corp. Loan Trust 5.005%, 11/19/35 (a)	1,217,347	970,283
Greenpoint Mortgage Funding Trust 0.322%, 02/25/47 (a)	403,158	325,130
GSMPS Mortgage Loan Trust (144A) 0.592%, 01/25/35 (a)	644,083	502,176
0.592%, 09/25/35 (a)	820,762	643,498
0.642%, 06/25/34 (a)	1,099,888	950,474
3.666%, 06/25/34 (a)	6,254,725	5,674,468
GSR Mortgage Loan Trust 5.424%, 04/25/35 (a)	1,445,741	1,305,560
Harborview Mortgage Trust 0.392%, 01/25/47 (a)	586,145	325,393
0.422%, 11/19/46 (a)	232,871	104,501
0.442%, 09/19/46 (a)	514,195	321,193
Impac Secured Assets CMN Owner Trust 0.562%, 03/25/36 (a)	6,449,524	3,089,986
JPMorgan Mortgage Trust 4.586%, 06/25/34 (a)	540,018	534,064
Luminent Mortgage Trust 0.432%, 05/25/46 (a)	4,051,230	2,014,588
MASTR Adjustable Rate Mortgages Trust 0.442%, 05/25/47 (a)	8,253,637	4,314,036
0.959%, 12/25/46 (a)	9,747,876	3,776,824
2.364%, 02/25/34 (a)	334,735	279,788
3.298%, 12/25/34 (a)	31,041	25,178
MASTR Reperforming Loan Trust (144A) 0.592%, 05/25/35 (a)	537,571	408,620
3.357%, 05/25/35 (a)	5,762,655	4,801,502
5.283%, 05/25/36 (a)	5,284,840	4,862,454
6.000%, 08/25/34	136,685	132,981
7.000%, 08/25/34	635,464	649,506
MASTR Seasoned Securitization Trust 3.807%, 10/25/32 (a)	39,503	35,593
Merrill Lynch Mortgage Investors, Inc. 0.512%, 04/25/35 (a)	90,392	71,365
Morgan Stanley Mortgage Loan Trust 0.312%, 06/25/36 (a)	982,487	422,791
2.481%, 07/25/35 (a)	513,999	374,085
2.728%, 10/25/34 (a)	271,850	235,143
Novastar Mortgage-Backed Notes 0.432%, 09/25/46 (a)	3,809,006	2,809,031
Provident Funding Mortgage Loan Trust 2.635%, 10/25/35 (a)	254,299	218,119
2.786%, 05/25/35 (a)	1,783,714	1,603,323
Residential Accredit Loans, Inc. 0.402%, 01/25/37 (a)	692,143	416,466
0.642%, 10/25/45 (a)	616,200	365,261
3.764%, 12/25/35 (a)	3,450,714	1,875,770
Residential Funding Mortgage Securities I 4.750%, 12/25/18	1,035,006	1,059,091

MSF-225

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
SACO I, Inc. (144A) 8.758%, 06/25/21 (a)	$2,791,972	$2,932,141
Structured Adjustable Rate Mortgage Loan Trust 2.574%, 05/25/35 (a)	7,063,527	5,523,501
Structured Asset Mortgage Investments, Inc. 0.422%, 07/25/46 (a)	394,845	228,096
Structured Asset Securities Corp. (144A) 0.592%, 04/25/35 (a)	4,624,703	3,571,159
0.642%, 09/25/33 (a)	63,510	54,673
3.655%, 06/25/35 (a)	273,380	240,016
Thornburg Mortgage Securities Trust 0.372%, 06/25/37 (a)	4,236,871	4,234,176
6.147%, 09/25/37 (a)	188,442	177,975
6.155%, 09/25/37 (a)	176,313	176,570
WaMu Mortgage Pass-Through Certificates 0.502%, 11/25/45 (a)	123,843	97,934
0.512%, 12/25/45 (a)	3,224,723	2,558,266
0.532%, 12/25/45 (a)	263,341	205,597
0.562%, 08/25/45 (a)	307,364	252,082
0.642%, 08/25/45 (a)	631,569	487,948
0.909%, 06/25/47 (a)	337,604	222,920
2.560%, 04/25/35 (a)	100,000	75,153

		88,836,740

Commercial Mortgage-Backed Securities—1.1%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	80,000	84,968
FDIC Structured Sale Guaranteed Notes (144A) 2.980%, 12/06/20	27,901,905	29,034,109

		29,119,077

Total Mortgage-Backed Securities (Identified Cost $137,253,854)		117,955,817

Foreign Government—3.0%

Sovereign—3.0%
Egypt Government AID Bonds 4.450%, 09/15/15	20,000,000	22,469,800
Israel Government AID Bonds Zero Coupon, 08/15/16	28,251,000	26,612,611
Zero Coupon, 09/15/16	10,000,000	9,398,820
Zero Coupon, 11/15/18	20,869,000	18,266,824

Total Foreign Government (Identified Cost $76,519,410)		76,748,055

Asset-Backed Securities—2.9%

Asset Backed—Credit Card—1.7%
Citibank Credit Card Issuance Trust 2.250%, 12/23/14	42,000,000	42,532,455

Security Description	Par Amount	Value

Asset Backed—Credit Card—(Continued)
Compucredit Acquired Portfolio Voltage Master Trust (144A) 0.412%, 09/15/18 (a)	$953,732	$908,809

		43,441,264

Asset Backed—Home Equity—0.1%
Bayview Financial Acquisition Trust 0.826%, 08/28/44 (a)	18,497	17,755
Bayview Financial Asset Trust (144A) 0.842%, 12/25/39 (a)	454,213	338,775
Bear Stearns Asset Backed Securities Trust 0.352%, 12/25/36 (a)	258,770	254,978
EMC Mortgage Loan Trust (144A) 0.692%, 12/25/42 (a)	115,272	87,785
IndyMac Seconds Asset Backed Trust 0.372%, 06/25/36 (a)	4,952,270	924,336
Morgan Stanley Mortgage Loan Trust 0.332%, 12/25/36 (a)	333,918	131,065
0.392%, 03/25/36 (a)	2,316,089	495,154
Option One Mortgage Loan Trust 0.822%, 06/25/33 (a)	154,481	124,934
Structured Asset Securities Corp. (144A) 0.352%, 02/25/36 (a)	2,626,141	228,164

		2,602,946

Asset Backed—Other—1.1%
ACE Securities Corp. 0.372%, 02/25/31 (a)	1,147,224	940,369
Amortizing Residential Collateral Trust 0.522%, 01/01/32 (a)	82,465	53,041
Countrywide Home Equity Loan Trust 0.392%, 11/15/36 (a)	82,639	60,683
0.522%, 02/15/34 (a)	450,308	277,625
0.532%, 02/15/34 (a)	279,917	186,505
0.612%, 12/15/28 (a)	80,118	77,026
0.792%, 08/15/37 (a)	414,457	354,381
5.351%, 07/15/36 (a)	2,134,011	1,374,504
Fremont Home Loan Trust 0.342%, 08/25/36 (a)	193,275	44,716
GMAC Mortgage Corp. Loan Trust 0.422%, 12/25/36 (a)	956,622	676,718
0.452%, 11/25/36 (a)	5,141,883	3,104,320
GSAMP Trust 0.332%, 05/25/36 (a)	1,345,642	137,978
GSR Mortgage Loan Trust 0.512%, 11/25/30 (a)	147,075	10,116
NCUA Guaranteed Notes 0.593%, 12/07/20 (a)	15,360,532	15,417,059
Ownit Mortgage Loan Asset Backed Certificates 5.290%, 12/25/36 (a)	1,530,335	786,325
RAAC Series (144A) 0.512%, 05/25/36 (a)	2,637,035	1,693,849
SACO I, Inc. 0.502%, 06/25/36 (a)	1,444,083	737,805
0.542%, 04/25/36 (a)	626,392	253,748
0.762%, 06/25/36 (a)	24,105	17,111

MSF-226

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Par Amount	Value

Asset Backed—Other—(Continued)
Soundview Home Equity Loan Trust 5.645%, 10/25/36 (a)	$805,415	$476,397
WMC Mortgage Loan Pass-Through Certificates 0.872%, 07/20/29 (a)	40,016	36,282

		26,716,558

Total Asset-Backed Securities (Identified Cost $86,867,248)		72,760,768

Short Term Investments—7.1%

Discount Notes—2.4%
Federal Home Loan Bank 0.065%, 05/15/12	37,000,000	36,992,764
Federal Home Loan Mortgage Corp. 0.082%, 05/15/12	20,000,000	19,996,822
Federal National Mortgage Association 0.062%, 05/09/12	4,990,000	4,989,605

		61,979,191

Mutual Funds—4.1%
State Street Navigator Securities Lending Prime Portfolio (e)	104,017,919	104,017,919

Repurchase Agreement—0.6%
Barclays Capital Repurchase Agreement dated 03/30/12 at 0.060% to be repurchased at $15,700,079 on 04/02/12, collateralized by $15,529,000 U.S. Treasury Note at 1.500% due 06/30/16 with a value of $16,013,645.	$15,700,000	15,700,000

Total Short Term Investments (Identified Cost $181,697,110)		181,697,110

Total Investments—112.9% (Identified Cost $2,886,450,768) (f)		2,873,473,956
Liabilities in excess of other assets		(328,629,657)

Net Assets—100.0%		$2,544,844,299

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments. The par amount shown reflects the notional amount of the security.
(c)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $279,120,336 and the collateral received consisted of cash in the amount of $104,017,919 and non-cash collateral with a value of $180,883,163. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2012, the market value of securities pledged was $4,005,736.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $2,886,450,768. The aggregate unrealized appreciation and depreciation of investments was $31,390,791 and $(44,367,603), respectively, resulting in net unrealized depreciation of $(12,976,812) for federal income tax purposes.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $81,947,721, which is 3.2% of net assets.
(NCUA)—	National Credit Union Administration
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Futures Contracts
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	06/29/2012	13	$1,603,792	$1,593,008	$(10,784)

Futures Contracts-Short
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	06/20/2012	(209)	(26,952,524)	(27,062,234)	(109,710)
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	06/20/2012	(348)	(49,421,064)	(47,937,000)	1,484,064

Net Unrealized Appreciation						$1,363,570

MSF-227

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,092,999,582	$—	$2,092,999,582
Total Corporate Bonds & Notes*	—	331,312,624	—	331,312,624
Total Mortgage-Backed Securities*	—	117,955,817	—	117,955,817
Total Asset-Backed Securities*	—	72,760,768	—	72,760,768
Total Foreign Government*	—	76,748,055	—	76,748,055
Short Term Investments
Discount Notes	—	61,979,191	—	61,979,191
Mutual Funds	104,017,919	—	—	104,017,919
Repurchase Agreement	—	15,700,000	—	15,700,000
Total Short Term Investments	104,017,919	77,679,191	—	181,697,110
Total Investments	$104,017,919	$2,769,456,037	$—	$2,873,473,956

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$1,484,064	$—	$—	$1,484,064
Futures Contracts (Unrealized Depreciation)	(120,494)	—	—	(120,494)
Total Futures Contracts (Net Unrealized Appreciation)	$1,363,570	$—	$—	$1,363,570

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation of the instrument.

MSF-228

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
FI Value Leaders Portfolio, (Class A) (a)	1,156,687	$173,040,424
Jennison Growth Portfolio, (Class A) (a)	11,987,389	173,097,904
Pioneer Fund Portfolio, (Class A) (b)	11,555,597	169,405,058

Total Mutual Funds (Identified Cost $493,027,074)		515,543,386

Total Investments—100.0% (Identified Cost $493,027,074) (c)		515,543,386
Liabilities in excess of other assets		(57,077)

Net Assets—100.0%		$515,486,309

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $493,027,074. The aggregate unrealized appreciation and depreciation of investments was $ 41,911,547 and $(19,395,235), respectively, resulting in net unrealized appreciation of $22,516,312 for federal income tax purposes.

Transactions in Affiliated Issuers
Underlying Portfolio (Class A)	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012
FI Value Leaders	1,163,405	1,113	7,831	1,156,687
Jennison Growth	12,806,512	0	819,123	11,987,389
Pioneer Fund	11,664,048	1,639	110,090	11,555,597

Underlying Portfolio (Class A)	Net Realized Gain (Loss) on Shares Sold	Capital Gains Distributions	Dividend Income Distributions	Value as of March 31, 2012
FI Value Leaders	$(30,714)	$0	$0	$173,040,424
Jennison Growth	4,509,540	0	0	173,097,904
Pioneer Fund	(177,030)	0	0	169,405,058

	$4,301,796	$0	$0	$515,543,386

MSF-229

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive if it were to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$515,543,386	$—	$—	$515,543,386
Total Investments	$515,543,386	$—	$—	$515,543,386

MSF-230

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or “the Adviser”) or the relevant subadviser pursuant to authorization of the Board of Directors (the “Board” or “Directors”) of the Metropolitan Series Fund, Inc. (the “Fund”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) that are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last available bid and asked price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid and asked prices. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are generally categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying instruments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), whose members are approved by the Board. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to the Fund’s custodian (“Custodian”) the responsibility for calculating the net asset values (“NAVs”) of the Fund’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Fund’s Portfolios by the Custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Fund’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

MSF-231

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Generally, the fair value of a security is the amount that the security’s owner might reasonably expect to receive for it upon its current sale in an orderly transaction.

Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities, or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding the Metropolitan Series Fund’s other significant accounting policies, please refer to the most recent Semiannual or Annual report.

MSF-232

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President, Chief Executive Officer and Chairman of the Boards
Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President, Chief Executive Officer and Chairman of the Boards
Date:	May 29, 2012

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Chief Financial Officer and Treasurer
Date:	May 29, 2012

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.